    As filed with the Securities and Exchange Commission on April 27, 2009

                                                 File Nos. 333-47732; 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                         [X]
                          Pre-Effective Amendment No.                                [_]
                          Post-Effective Amendment No. 35                            [X]

                                and/or

  Registration Statement Under the Investment Company Act of 1940                    [X]
                        Amendment No. 245                                            [X]


                 Genworth Life & Annuity VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                6610 West Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                              Heather Harker, Esq
                 Vice President and Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

             ----------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to this Registration Statement

It is proposed that this filing will become effective:


[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2009 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
              Flexible Premium Variable Deferred Annuity Contract
                                Form P1156 9/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2009, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") offered to individuals and some qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Selections" in our marketing materials.


This prospectus gives details about the contract, Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and our Guarantee Account that you should know before investing. (The Guarantee Account is not available for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications.) Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account (if available), or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:


AIM V.I. Capital Appreciation Fund -- Series I shares
AIM V.I. Core Equity Fund -- Series I shares
AIM V.I. International Growth Fund -- Series II shares

AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B

AllianceBernstein Global Thematic Growth Portfolio -- Class B (formerly,
  AllianceBernstein Global Technology Portfolio)

AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares


BlackRock Value Opportunities V.I. Fund -- Class III Shares

Columbia Funds Variable Insurance Trust I:
Columbia Marsico Growth Fund, Variable Series -- Class A
Columbia Marsico International Opportunities Fund, Variable Series -- Class B

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust:
Evergreen VA Omega Fund -- Class 2

Federated Insurance Series:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2

VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:


Mutual Shares Securities Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE Investments Funds, Inc.:

Core Value Equity Fund -- Class 1 Shares

Money Market Fund


Real Estate Securities Fund -- Class 1 Shares


Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares/1/
Total Return Fund -- Class 3 Shares/1/
U.S. Equity Fund -- Class 1 Shares


Genworth Variable Insurance Trust:
Genworth Calamos Growth Fund
Genworth Columbia Mid Cap Value Fund
Genworth Davis NY Venture Fund
Genworth Eaton Vance Large Cap Value Fund
Genworth Legg Mason Partners Aggressive Growth Fund
Genworth PIMCO StocksPLUS Fund
Genworth Putnam International Capital Opportunities Fund
Genworth Thornburg International Value Fund
Genworth Western Asset Management Core Plus Fixed Income Fund


Janus Aspen Series:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares



MFS(R) Variable Insurance Trust:
MFS(R) Investors Growth Stock Series -- Service Class Shares


MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares



PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares



The Universal Institutional Funds, Inc.:
Equity and Income Portfolio -- Class II Shares

Van Kampen Life Investment Trust:
Comstock Portfolio -- Class II Shares

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

Janus Aspen Series:

Overseas Portfolio -- Service Shares (formerly, International Growth Portfolio)


The following Portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Mid Cap Value Fund

MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

The following Portfolios are not available to contracts issued on or after May 1, 2007:

Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable Capital and Income Portfolio -- Class II

Van Kampen Life Investment Trust:

Capital Growth Portfolio -- Class II Shares

The following Portfolios are not available to contracts issued on or after September 8, 2008:

AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund -- Series II Shares

BlackRock Variable Series Funds, Inc.:
BlackRock Large Cap Growth V.I. Fund -- Class III Shares

GE Investments Funds, Inc:
Income Fund -- Class 1 Shares
Mid-Cap Equity Fund -- Class 1 Shares
Premier Growth Equity Fund -- Class 1 Shares
S&P 500(R) Index Fund


/1/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.

Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II Legg Mason Partners Variable Fundamental Value Portfolio -- Class I

MFS(R) Variable Insurance Trust:
MFS(R) Investors Trust Series -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer MidCap Fund/VA -- Service Shares

Rydex Variable Trust:
NASDAQ-100(R) Fund

The following Portfolios are not available as investment options under contracts issued on or after January 5, 2009:

Franklin Templeton Variable Insurance Products Trust:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares.


Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.


This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.


The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional underlying mutual fund options managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax- related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2009, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents


Definitions................................................................  7

Fee Tables.................................................................  9
   Examples................................................................ 16

Synopsis................................................................... 18

Condensed Financial Information............................................ 22

The Company................................................................ 22

Financial Condition of the Company......................................... 22

The Separate Account....................................................... 23
   The Portfolios.......................................................... 24
   Subaccounts............................................................. 25
   Voting Rights........................................................... 36
   Asset Allocation Program................................................ 36

The Guarantee Account...................................................... 45

Charges and Other Deductions............................................... 46
   Transaction Expenses.................................................... 46
       Surrender Charge.................................................... 46
       Exceptions to the Surrender Charge.................................. 47
   Deductions from the Separate Account.................................... 47
   Charges for the Living Benefit Rider Options............................ 47
   Charges for the Death Benefit Rider Options............................. 50
   Other Charges........................................................... 52

The Contract............................................................... 52
   Purchase of the Contract................................................ 52
   Ownership............................................................... 53
   Assignment.............................................................. 54
   Purchase Payments....................................................... 54
   Valuation Day and Valuation Period...................................... 54
   Allocation of Purchase Payments......................................... 54
   Valuation of Accumulation Units......................................... 55

Transfers.................................................................. 55
   Transfers Before the Annuity Commencement Date.......................... 55
   Transfers from the Guarantee Account to the Subaccounts................. 56
   Transfers from the Subaccounts to the Guarantee Account................. 56
   Transfers Among the Subaccounts......................................... 56
   Telephone/Internet Transactions......................................... 57
   Confirmation of Transactions............................................ 57
   Special Note on Reliability............................................. 57
   Transfers by Third Parties.............................................. 58
   Special Note on Frequent Transfers...................................... 58
   Dollar Cost Averaging Program........................................... 59
   Defined Dollar Cost Averaging Program................................... 60
   Portfolio Rebalancing Program........................................... 61
   Guarantee Account
     Interest Sweep
      Program.............................................................. 61


Surrenders and Partial Withdrawals.............................................  62
   Surrenders and Partial Withdrawals..........................................  62
   Restrictions on Distributions from Certain Contracts........................  63
   Systematic Withdrawal Program...............................................  63
   Guaranteed Minimum Withdrawal Benefit Rider Options.........................  64
       Lifetime Income Plus Solution...........................................  64
       Lifetime Income Plus 2008...............................................  76
       Lifetime Income Plus 2007...............................................  88
       Lifetime Income Plus (for contracts issued on or after the later of
         May 1, 2006, or the date of state insurance department approval)......  95
       Lifetime Income Plus (for contracts issued prior to May 1, 2006, or prior to the date of state insurance department approval)............. 101
       Guaranteed Withdrawal Advantage......................................... 107
       Investment Strategy for the Guaranteed Minimum Withdrawal Benefit
         Rider Options......................................................... 111

The Death Benefit (for contracts issued on or after the later of May 1,
  2003, or the date of state insurance department approval).................... 112
   Distribution Provisions Upon Death of Owner or Joint Owner.................. 112
   Death Benefit at Death of Any Annuitant Before Annuity Commencement
     Date...................................................................... 112
   Basic Death Benefit......................................................... 112
   Annual Step-Up Death Benefit
     Rider Option.............................................................. 113
   5% Rollup Death Benefit Rider Option........................................ 113
   Earnings Protector Death Benefit
     Rider Option.............................................................. 114
   The Earnings Protector and Greater of Annual Step-Up and 5% Rollup
     Death Benefit Rider Option................................................ 115
   Termination of Death Benefit Rider Options
     When Contract Assigned or Sold............................................ 115
   How to Claim Proceeds and/or Death Benefit Payments......................... 115
   Distribution Rules.......................................................... 118

The Death Benefit (for contracts issued prior to May 1, 2003, or prior to the date of state insurance department approval)............................. 118
   Death Benefit at Death of
      Any Annuitant Before the Annuity Commencement
      Date..................................................................... 118
   Basic Death Benefit......................................................... 118
   Death Benefit Rider Options................................................. 118
   Optional Death Benefit...................................................... 119
   Optional
      Enhanced
      Death Benefit............................................................ 119
   Optional
     Guaranteed
     Minimum Death Benefit..................................................... 120
   When We
      Calculate the Death Benefit.............................................. 120
   Death of an Owner or Joint Owner Before the Annuity Commencement Date....... 120
   Death of Owner, Joint Owner, or Annuitant On or After the Annuity
     Commencement Date......................................................... 123

Income Payments................................................................ 123
   Income Payments and the Annuity Commencement Date........................... 123
   Optional Payment Plans...................................................... 125
   Variable
     Income
     Payments.................................................................. 126
   Transfers
     After the
     Annuity
     Commencement Date......................................................... 126
   Guaranteed Income Advantage................................................. 126
   Payment
      Protection Rider Options................................................. 134
       Payment Optimizer Plus.................................................. 134
       Principal Protection Advantage.......................................... 143


Tax Matters................................................................ 149
   Introduction............................................................ 149
   Taxation of Non-Qualified Contracts..................................... 149
   Section 1035 Exchanges.................................................. 152
   Qualified Retirement Plans.............................................. 152
   Federal Income Tax Withholding.......................................... 156
   State Income Tax Withholding............................................ 156
   Tax Status of the Company............................................... 156
   Federal Estate Taxes.................................................... 156
   Generation-Skipping Transfer Tax........................................ 156
   Annuity Purchases by Residents of Puerto Rico........................... 157
   Annuity Purchases by Nonresident Aliens and Foreign Corporations........ 157
   Foreign Tax Credits..................................................... 157
   Changes in the Law...................................................... 157

Requesting Payments........................................................ 157

Sale of the Contracts...................................................... 158

Additional Information..................................................... 159
   Owner Questions......................................................... 159
   Return Privilege........................................................ 159
   State Regulation........................................................ 159
   Evidence of Death, Age, Gender, Marital Status or Survival.............. 159
   Records and Reports..................................................... 159
   Other Information....................................................... 159
   Legal Proceedings....................................................... 160

Appendix A................................................................. A-1
   Examples of the Available Death Benefits................................ A-1

Appendix B................................................................. B-1
   Condensed Financial Information......................................... B-1

Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated on your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Asset Allocation Model -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.


Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.


Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Designated Subaccounts -- The Subaccounts available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account -- Assets of the Company other than those allocated to Genworth Life & Annuity VA Separate Account 1 or any other segregated asset account of the Company.

GIS Subaccount -- A division of the Separate Account that invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund. This Subaccount is only available when Guaranteed Income Advantage is elected at the time of application. Purchase payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from other Subaccounts in which you have allocated assets.


Gross Withdrawal -- For Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.


Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account is not available for contracts issued on or after the later September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications.

Guaranteed Income Advantage -- The marketing name for the Guaranteed Income Rider. This rider may be referred to by either name in this prospectus.


Guaranteed Withdrawal Advantage -- The marketing name for the Guaranteed Minimum Withdrawal Benefit Rider, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.


Home Office -- Our office at 6610 West Broad Street, Richmond, Virginia 23230.

Income Start Date -- For Guaranteed Income Advantage, the date income payments begin from one or more segments pursuant to the terms of Guaranteed Income Advantage. For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal Protection Advantage.

Income Start Value -- For Principal Protection Advantage, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal

Benefit Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.


Lifetime Income Plus -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Lifetime Income Plus 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Lifetime Income Plus Solution -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Maximum Anniversary Value -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Payment Optimizer Plus -- The marketing name for the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Payment Optimizer Plus is not available for contracts issued after October 17, 2008.


Payment Protection Plan -- A series of variable income payments that are provided pursuant to the terms of Principal Protection Advantage.

Portfolio -- A division of a Fund, the assets of which are separated from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.


Principal Protection Advantage -- The marketing name for the Payment Protection Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Principal Protection Death Benefit -- The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

Purchase Payment Benefit Amount -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.


Rider Death Benefit -- The death benefit payable under Lifetime Income Plus and Lifetime Income Plus 2007.


Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.


Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or in all markets. A Subaccount may be referred to as Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable surrender charge, premium tax and any optional benefit charges.

Valuation Day -- Any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.


Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus Solution).


Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
--------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of Completed Years  Surrender Charge as
 payments withdrawn or surrendered)                Since We Received the      a Percentage of the
                                                   Purchase Payment           Purchase Payment
                                                                              Withdrawn or
                                                                              Surrendered/1 /
                                                   -----------------------------------------------
                                                              0                       6%
                                                              1                       5%
                                                              2                       4%
                                                              3                       2%
                                                          4 or more                   0%
--------------------------------------------------------------------------------------------------
 Transfer Charge                                                    $10.00/2/
--------------------------------------------------------------------------------------------------


/1/You may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from purchase payments in the contract and then from any gain earned. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

 If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.


/2/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts after the first transfer in the calendar month.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications.




Periodic Charges Other Than Portfolio Expenses
--------------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                                   1.55%
--------------------------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                                       0.15%
--------------------------------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses                                       1.70%
--------------------------------------------------------------------------------------------------------------------
Living Benefit Rider Options/1/ (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/2/
                                                             -------------------------------------------------------
Guaranteed Withdrawal Advantage/3/                                     0.50%                       1.00%
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus/4/
 Single Annuitant Contract                                             0.60%                       2.00%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.75%                       2.00%
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/5/
 Single Annuitant Contract                                             0.75%                       2.00%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.85%                       2.00%
--------------------------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                                            0.50%                       0.50%
--------------------------------------------------------------------------------------------------------------------
Principal Protection Advantage/6/                                      0.40%                       1.00%
--------------------------------------------------------------------------------------------------------------------
Payment Optimizer Plus/7/
 Single Annuitant Contract                                             0.50%                       1.25%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.65%                       1.25%
--------------------------------------------------------------------------------------------------------------------
Living Benefit Rider Options/1,8/
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/2/
                                                             -------------------------------------------------------
Lifetime Income Plus 2008 without the Principal Protection
 Death Benefit
 Single Annuitant Contract                                   0.75% of benefit base       2.00% of benefit base
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
Death Benefit -- Annuitant Age 45-70
 Single Annuitant Contract                                   0.75% of benefit base plus  2.00% of benefit base plus
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
Death Benefit -- Annuitant Age 71-85
 Single Annuitant Contract                                   0.75% of benefit base plus  2.00% of benefit base plus
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------

                                                                 Current Charge/9/          Maximum Charge/2,9/
                                                             -------------------------------------------------------
Lifetime Income Plus Solution without the Principal
 Protection Death Benefit
 Single or Joint Annuitant Contract                          0.95% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
Death Benefit -- Annuitant Age 45-70
 Single or Joint Annuitant Contract                          0.95% of benefit base plus  2.00% of benefit base plus
                                                             0.20% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
Death Benefit -- Annuitant Age 71-85
 Single or Joint Annuitant Contract                          0.95% of benefit base plus  2.00% of benefit base plus
                                                             0.50% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
Death Benefit Rider Options/10/ (as a percentage of your Contract Value at the time the charge is taken)/11/
--------------------------------------------------------------------------------------------------------------------
                                                                  Current Charge             Maximum Charge/2/
                                                             -------------------------------------------------------
Annual Step-Up Death Benefit Rider Option                              0.20%                       0.20%
--------------------------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option                                   0.30%                       0.30%
--------------------------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider Option                          0.30%                       0.30%
--------------------------------------------------------------------------------------------------------------------
Earnings Protector and Greater of Annual Step-Up and 5%
 Rollup Death Benefit Rider Option                                     0.70%                       0.70%
--------------------------------------------------------------------------------------------------------------------



/1/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/2/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/3/Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

/4/Lifetime Income Plus is not available for contracts issued on or after May
   1, 2008.

/5/Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

/6/Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

/7/Payment Optimizer Plus is not available for contracts issued after October
   17, 2008.

/8/You may purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by each rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

 The charges for each rider will be deducted at the end of the calendar quarter.

/9/The current and maximum charges reflected in the fee table for Lifetime
   Income Plus Solution are for contracts issued on or after January 5, 2009. The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 are as follows:



                                                                                                        Current Charge
                                                                                                  ----------------------------
Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract                                                              0.85% of benefit base
------------------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 45-70
  Single or Joint Annuitant Contract                                                              0.85% of benefit base plus
                                                                                                  0.15% of value of
                                                                                                  Principal Protection
                                                                                                  Death Benefit
------------------------------------------------------------------------------------------------------------------------------


                                                                                                        Maximum Charge
                                                                                                  ---------------------------
Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract                                                              2.00% of benefit base
-----------------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 45-70
  Single or Joint Annuitant Contract                                                              2.00% of benefit base plus
                                                                                                  0.50% of value of
                                                                                                  Principal Protection
                                                                                                  Death Benefit
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Current Charge
                                                                                                  ----------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 71-85
  Single or Joint Annuitant Contract                                                              0.85% of benefit base plus
                                                                                                  0.40% of value of
                                                                                                  Principal Protection
                                                                                                  Death Benefit
------------------------------------------------------------------------------------------------------------------------------


                                                                                                        Maximum Charge
                                                                                                  ---------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 71-85
  Single or Joint Annuitant Contract                                                              2.00% of benefit base plus
                                                                                                  0.50% of value of
                                                                                                  Principal Protection
                                                                                                  Death Benefit
-----------------------------------------------------------------------------------------------------------------------------



/10/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
    Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution.

 You may purchase the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be purchased with any other death benefit rider option.

/11/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

The following charges apply to contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio Expenses
---------------------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                                                     1.55%
---------------------------------------------------------------------------------------------------------------------------
  Administrative Expense Charge                                                                         0.15%
---------------------------------------------------------------------------------------------------------------------------
Living Benefit Rider Options/1/
 (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------------------------------------------------------
                                                                                           Current Charge Maximum Charge/2/
                                                                                           --------------------------------
  Guaranteed Withdrawal Advantage                                                              0.50%           1.00%
---------------------------------------------------------------------------------------------------------------------------
  Lifetime Income Plus                                                                         0.60%           2.00%
---------------------------------------------------------------------------------------------------------------------------
  Guaranteed Income Advantage                                                                  0.50%           0.50%
---------------------------------------------------------------------------------------------------------------------------
  Principal Protection Advantage                                                               0.40%           1.00%
---------------------------------------------------------------------------------------------------------------------------
Death Benefit Rider Options/3/
 (as a percentage of your Contract Value at the time the charge is taken)/4/
---------------------------------------------------------------------------------------------------------------------------
                                                                                           Current Charge  Maximum Charge
                                                                                           --------------------------------
Annual Step-Up Death Benefit Rider Option                                                      0.20%           0.20%
---------------------------------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option                                                           0.30%           0.30%
---------------------------------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider Option                                                  0.30%           0.30%
---------------------------------------------------------------------------------------------------------------------------
Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option      0.70%           0.70%
---------------------------------------------------------------------------------------------------------------------------
                                                                                              Current         Maximum
                                                                                           --------------------------------
Maximum Total Separate Account Annual Expenses/5/                                              2.90%           3.90%
---------------------------------------------------------------------------------------------------------------------------

/1/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/2/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/3/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
   Plus at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus.

/4/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/5/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and either Guaranteed Withdrawal Advantage or Guaranteed Income Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Annual Step-Up Death Benefit Rider and Lifetime Income Plus. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

The following charges apply to contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio Expenses
---------------------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                                                     1.55%
---------------------------------------------------------------------------------------------------------------------------
  Administrative Expense Charge                                                                         0.15%
---------------------------------------------------------------------------------------------------------------------------
Living Benefit Rider Options/1/
 (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------------------------------------------------------
                                                                                           Current Charge Maximum Charge/2/
                                                                                           --------------------------------
  Guaranteed Withdrawal Advantage                                                              0.50%           1.00%
---------------------------------------------------------------------------------------------------------------------------
  Guaranteed Income Advantage                                                                  0.40%           0.50%
---------------------------------------------------------------------------------------------------------------------------
  Principal Protection Advantage                                                               0.40%           1.00%
---------------------------------------------------------------------------------------------------------------------------
Death Benefit Rider Options
 (as a percentage of your Contract Value at the time the charge is taken)/3/
---------------------------------------------------------------------------------------------------------------------------
                                                                                           Current Charge  Maximum Charge
                                                                                           --------------------------------
Annual Step-Up Death Benefit Rider Option                                                      0.20%           0.20%
---------------------------------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option                                                           0.30%           0.30%
---------------------------------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider Option                                                  0.30%           0.30%
---------------------------------------------------------------------------------------------------------------------------
Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option      0.70%           0.70%
---------------------------------------------------------------------------------------------------------------------------
                                                                                              Current         Maximum
                                                                                           --------------------------------
Maximum Total Separate Account Annual Expenses/4/                                              2.90%           3.40%
---------------------------------------------------------------------------------------------------------------------------

/1/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/2/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/3/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/4/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elected the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and Guaranteed Withdrawal Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and either Guaranteed Withdrawal Advantage or Principal Protection Advantage. If another combination of optional benefits was elected, or if no optional benefit was elected, the total Separate Account annual expenses would be lower.

The following charges apply to contracts issued prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio Expenses
-------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
-------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                             1.55%
-------------------------------------------------------------------------------------
  Administrative Expense Charge                                                 0.15%
-------------------------------------------------------------------------------------
Optional Benefits/1/
-------------------------------------------------------------------------------------
  Optional Death Benefit Charge                                              0.10%/2/
-------------------------------------------------------------------------------------
  Optional Enhanced Death Benefit Charge                                     0.20%/3/
-------------------------------------------------------------------------------------
  Optional Guaranteed Minimum Death Benefit Charge                           0.25%/4/
-------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses                               2.25%/5/
-------------------------------------------------------------------------------------

/1/All charges for the optional benefits are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/2/This charge is a percentage of the Contract Value at the time the charge is taken. This may be referred to as the "Annual Step-Up Death Benefit" in our marketing materials.

/3/This charge is a percentage of your average Contract Value for the prior contract year. This may be referred to as the "Earnings Protector(R)" in our marketing materials.

/4/This charge is a percentage of the Contract Value at the time the charge is taken.

/5/The Maximum Total Separate Account Annual Expenses assume that the owner elected all available death benefit rider options at the time of application. If the owner did not elect all the death benefit rider options, or did not elect any death benefit rider option, the total Separate Account annual expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.


The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.42%   7.97%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2008, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.42% and 2.05%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

For contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.




The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected either Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include the effect of any taxes or tax penalties that may be assessed upon surrender of the contract.



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,765      $3,861      $5,564       $9,921



The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,206      $3,485      $5,550       $9,914



The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,225      $3,501      $5,564       $9,921


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually in arrears as a percentage of the Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.


For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Lifetime Income Plus;

  .  elected the Annual Step-Up Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,687      $3,570      $5,000       $8,505

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,128      $3,194      $4,985       $8,495



The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,147      $3,210      $5,000       $8,505


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . a maximum charge of 2.00% for Lifetime Income Plus (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider Option (deducted annually as a percentage of Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

For contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Guaranteed Withdrawal Advantage or Principal Protection Advantage;

  . elected the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,643      $3,463      $4,859       $8,362



The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,037      $3,045      $4,808       $8,326



The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,103      $3,103      $4,859       $8,362


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . a charge of 1.00% for Guaranteed Withdrawal Advantage or Principal Protection Advantage (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.70% for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option (deducted annually as a percentage of the Contract Value).

If one or both of the optional riders are not elected, the expense figures shown above would be lower.

For contracts issued prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected the Optional Death Benefit, the Optional Enhanced Death Benefit and the Optional Guaranteed Minimum Death Benefit riders; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,538      $3,200      $4,496       $7,937



The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $944       $2,792      $4,453       $7,904



The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $998       $2,840      $4,496       $7,937


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . a charge of 0.10% for the Optional Death Benefit (an annual rate as a percentage of the Contract Value);

  . a charge of 0.20% for the Optional Enhanced Death Benefit (an annual rate as a percentage of the Contract Value at the time the charge is taken); and

  . a charge of 0.25% for the Optional Guaranteed Minimum Death Benefit (an annual rate as a percentage of your prior contract year's average Contract Value).

If one or all of the optional death benefit riders are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period, you can use your purchase payments to buy Accumulation Units in the Separate Account, and for contracts issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, you may purchase interest in the Guarantee Account. Should you decide to receive income payments (annuitize your contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of Guaranteed Income Advantage or you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from the GIS Subaccount(s) will be made in accordance with the terms of Guaranteed Income Advantage. All income payments made from a Payment

Protection Rider Option will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decide to annuitize and on the value of each unit on the date the payment is determined. See "The Contract," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus. If only a portion of the contract is being annuitized, monthly income payments will be taxed as partial withdrawals, rather than income payments. See the "Tax Treatment of Guaranteed Income Advantage" and "Tax Treatment of Principal Protection Advantage" provisions of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? For contracts issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, we offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. For contracts issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, you may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or in all markets. See "The Guarantee Account" and the "Transfers" provisions of this prospectus.


What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for four full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for four full years, the surrender charge for those purchase payments reduces to 0%.


You may partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any purchase payments made and then from any gain in the contract. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge under certain conditions. See the "Surrender Charge" provision of this prospectus.

We assess annual contract charges in the aggregate at an effective annual rate of 1.70% against the daily net asset value of the Separate Account. These charges consist of a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.15%. We also charge for the optional riders. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time your contract incurs the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or your Contract Value, as applicable. See the "Charges and Other Deductions" and "Deductions for Premium Taxes" provisions of this prospectus.


There are expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. See the "Fee Tables" section in this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.


We pay compensation to broker-dealers who distribute the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that invest in the same Portfolios (or many of the same) offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract -- Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Guaranteed Income Advantage or Principal Protection Advantage is elected at the time of application), provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date?   Before the
Annuity Commencement Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death Benefit" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee Account? You may transfer assets among the Subaccounts and, if your contract is issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, you may transfer assets to and from the Guarantee Account. However, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on transfer rights.


For transfers among the Subaccounts and transfers to the Subaccounts from the Guarantee Account, the minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date," "Income Payments --Guaranteed Income Advantage," and "The Guarantee Account" provisions of this prospectus. In addition, if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.


If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for qualified distributions from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus. In addition, if you elect Guaranteed Income Advantage and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, partial withdrawals may affect the benefit you receive under that rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.


What optional benefits are available under this contract? We offer several optional benefits by rider under this prospectus. The riders may not be available in all states or markets.

The Living Benefit Rider Options. We currently offer three "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. Five other living benefit riders, Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Principal
Protection Advantage and Payment Optimizer Plus, are no longer offered for sale.

Five Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in this prospectus: Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must allocate all purchase payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate purchase payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" provision of this prospectus for more information about the riders and their features.


We also offer Guaranteed Income Advantage, which provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). You may not allocate purchase payments or assets in your contract directly into the GIS Subaccount(s). Rather, allocations to the GIS Subaccount(s) must be made through a series of scheduled transfers from other Subaccounts in which you have allocated assets. Please see the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus for more information about the rider and its features.


Finally, we discuss two Payment Protection Rider Options in this prospectus:
Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. To receive the full benefit provided by either of the Payment Protection Rider Options, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the particular rider. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.


Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

The Death Benefit Rider Options. We offer the following four optional death benefits by rider in addition to the Basic Death Benefit available under the contract: (i) the Annual Step-Up Death Benefit Rider; (ii) the 5% Rollup Death Benefit Rider; (iii) the Earnings Protector Death Benefit Rider; and (iv) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider.

Each of these optional death benefit riders is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see "The Death Benefit" provision of this prospectus for more information about these optional death benefit riders and their features.


Are there any risks to purchasing one of the living benefit rider options or death benefit rider options? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.


When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Subaccounts that correspond to the Portfolios you choose and, for those contracts issued prior to September 2, 2003, or prior to the date state insurance authorities approve applicable contract modifications, we will allocate your initial purchase payment directly to the Guarantee Account if you so elect on your application. For contract owners that have elected one of the

Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), all purchase payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. For contract owners that have elected Guaranteed Income Advantage, purchase payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See "The Contract -- Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

What are the federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA). In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.


CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.



THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in its advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, have been facing challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how these events may impact your Contract Value and our ability to meet the guarantees under your contract.

Assets in the Separate Account. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

Assets in the General Account. Depending on when you purchased your contract, you also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products as well, such as group variable annuities offered through retirement plans, term and universal life insurance, Medicare supplement insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. See "The Guarantee Account" provision of this prospectus.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments in an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio has caused us to re-evaluate product offerings. In addition, we have recently added a capital contribution from our parent in the fourth quarter of 2008 to increase our risk based-capital. We are continuing to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.


THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contracts as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contracts. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.


We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a Separate Account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios


There is a separate Subaccount which corresponds to each Portfolio of a Fund offered under the contracts. You decide the Subaccounts to which you allocate purchase payments and Contract Value. In addition, you currently may change your future purchase payment allocation without penalty or charges. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), however, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.


Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.


Before choosing a Subaccount to allocate your purchase payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Portfolios.


The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts


You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account, if available, at any one time. For contract owners that have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under those riders may be reduced if your purchase payments and Contract Value are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate purchase payments and Contract Value in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.



                                                                            Adviser (and Sub-Adviser(s),
                    Subaccount Investing In        Investment Objective            as applicable)
                    -----------------------------------------------------------------------------------------
AIM VARIABLE        AIM V.I. Capital Appreciation  Growth of capital.    Invesco Aim Advisors, Inc.
INSURANCE FUNDS/1/  Fund -- Series I shares                              (subadvised by Invesco Trimark
                                                                         Ltd.; Invesco Global Asset
                                                                         Management (N.A.), Inc.; Invesco
                                                                         Institutional (N.A.), Inc.; Invesco
                                                                         Senior Secured Management, Inc.;
                                                                         Invesco Hong Kong Limited;
                                                                         Invesco Asset Management Limited;
                                                                         Invesco Asset Management (Japan)
                                                                         Limited; Invesco Asset Management
                                                                         Deutschland, GmbH; and Invesco
                                                                         Australia Limited)
                    -----------------------------------------------------------------------------------------
                    AIM V.I. Core Equity Fund --   Growth of capital.    Invesco Aim Advisors, Inc.
                    Series I shares                                      (subadvised by Invesco Trimark
                                                                         Ltd.; Invesco Global Asset
                                                                         Management (N.A.), Inc.; Invesco
                                                                         Institutional (N.A.), Inc.; Invesco
                                                                         Senior Secured Management, Inc.;
                                                                         Invesco Hong Kong Limited;
                                                                         Invesco Asset Management Limited;
                                                                         Invesco Asset Management (Japan)
                                                                         Limited; Invesco Asset Management
                                                                         Deutschland, GmbH; and Invesco
                                                                         Australia Limited)
                    -----------------------------------------------------------------------------------------



                    /1/ It is anticipated that, on or about the end of the
                        fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Global Asset Management (N.A.), Inc. and Invesco Institutional (N.A.), Inc. will be combined into a single entity, which will be renamed Invesco Advisers, Inc. The combined entity will serve as the investment adviser to Portfolios of the AIM Variable Insurance Funds. Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities.


                         Subaccount Investing In                    Investment Objective
                         --------------------------------------------------------------------------
                         AIM V.I. International Growth      Long-term growth of capital.
                         Fund -- Series II shares










                         --------------------------------------------------------------------------
ALLIANCEBERNSTEIN        AllianceBernstein Balanced Wealth  Seeks to maximize total return
VARIABLE PRODUCTS        Strategy Portfolio -- Class B      consistent with the adviser's
SERIES FUND, INC.                                           determination of reasonable risk.
                         --------------------------------------------------------------------------
                         AllianceBernstein Global           Long-term growth of capital.
                         Thematic Growth Portfolio --
                         Class B (formerly,
                         AllianceBernstein Global
                         Technology Portfolio)
                         --------------------------------------------------------------------------
                         AllianceBernstein Growth and       Long-term growth of capital.
                         Income Portfolio -- Class B
                         --------------------------------------------------------------------------
                         AllianceBernstein International    Long-term growth of capital.
                         Value Portfolio -- Class B
                         --------------------------------------------------------------------------
                         AllianceBernstein Large Cap        Long-term growth of capital.
                         Growth Portfolio -- Class B
                         --------------------------------------------------------------------------
                         AllianceBernstein Small Cap        Long-term growth of capital.
                         Growth Portfolio -- Class B
                         --------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --    The fund pursues long-term total
VARIABLE PORTFOLIOS II,  Class II                           return using a strategy that seeks to
INC.                                                        protect against U.S. inflation.
                         --------------------------------------------------------------------------
BLACKROCK VARIABLE       BlackRock Basic Value V.I. Fund    Seeks capital appreciation and,
SERIES FUNDS, INC.       -- Class III Shares                secondarily, income.

                         --------------------------------------------------------------------------
                         BlackRock Global Allocation V.I.   Seeks high total investment return.
                         Fund -- Class III Shares



                         --------------------------------------------------------------------------
                         BlackRock Value Opportunities      Seeks long-term capital growth.
                         V.I. Fund -- Class III Shares

                         --------------------------------------------------------------------------
COLUMBIA FUNDS           Columbia Marsico Growth Fund,      The fund seeks long-term growth of
VARIABLE INSURANCE       Variable Series -- Class A         capital.
TRUST I
                         --------------------------------------------------------------------------
                         Columbia Marsico International     The fund seeks long-term growth of
                         Opportunities Fund, Variable       capital.
                         Series -- Class B
                         --------------------------------------------------------------------------
EATON VANCE              VT Floating-Rate Income Fund       To provide a high level of current
VARIABLE TRUST                                              income.
                         --------------------------------------------------------------------------


                                          Adviser (and Sub-Adviser(s),
        Investment Objective                     as applicable)
---------------------------------------------------------------------------
Long-term growth of capital.           Invesco Aim Advisors, Inc.
     (subadvised by Invesco Trimark
                                       Ltd.; Invesco Global Asset
                                       Management (N.A.), Inc.; Invesco
                                       Institutional (N.A.), Inc.; Invesco
                                       Senior Secured Management, Inc.;
                                       Invesco Hong Kong Limited;
                                       Invesco Asset Management Limited;
                                       Invesco Asset Management (Japan)
                                       Limited; Invesco Asset Management
                                       Deutschland, GmbH; and Invesco
                                       Australia Limited)
---------------------------------------------------------------------------
Seeks to maximize total return         AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
---------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.




---------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

---------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

---------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

---------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

---------------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
---------------------------------------------------------------------------
Seeks capital appreciation and,        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
                                       Investment Management, LLC)
---------------------------------------------------------------------------
Seeks high total investment return.    BlackRock Advisors, LLC
     (subadvised by BlackRock
                                       Investment Management, LLC and
                                       BlackRock Asset Management U.K.
                                       Limited)
---------------------------------------------------------------------------
Seeks long-term capital growth.        BlackRock Advisors, LLC
     (subadvised by BlackRock
                                       Investment Management, LLC)
---------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management
capital.                               Advisors, LLC (subadvised by
               Marsico Capital Management, LLC)
---------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Advisors,
capital.                               LLC (subadvised by Marsico Capital
     Management, LLC)
---------------------------------------------------------------------------
To provide a high level of current     Eaton Vance Management
income.
---------------------------------------------------------------------------


                      Subaccount Investing In                   Investment Objective
                      ---------------------------------------------------------------------------
                      VT Worldwide Health Sciences    Seeks long-term capital growth by
                      Fund                            investing in a worldwide and
                                                      diversified portfolio of health sciences
                                                      companies.
                      ---------------------------------------------------------------------------
EVERGREEN VARIABLE    Evergreen VA Omega Fund --      Seeks long-term capital growth.
ANNUITY TRUST         Class 2
                      ---------------------------------------------------------------------------
FEDERATED             Federated High Income Bond      Seeks high current income by
INSURANCE SERIES      Fund II -- Service Shares       investing in lower-rated corporate debt
                                                      obligations, commonly referred to as
                                                      "junk bonds."
                      ---------------------------------------------------------------------------
                      Federated Kaufmann Fund II --   Seeks capital appreciation.
                      Service Shares


                      ---------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP Balanced Portfolio --       Seeks income and capital growth
INSURANCE PRODUCTS    Service Class 2                 consistent with reasonable risk.
FUND











                      ---------------------------------------------------------------------------
                      VIP Contrafund(R) Portfolio --  Seeks long-term capital appreciation.
                      Service Class 2

                      ---------------------------------------------------------------------------
                      VIP Dynamic Capital             Seeks capital appreciation.
                      Appreciation Portfolio --
                      Service Class 2
                      ---------------------------------------------------------------------------
                      VIP Equity-Income Portfolio --  Seeks reasonable income. The fund
                      Service Class 2                 will also consider the potential for
                                                      capital appreciation. The fund's goal is
                                                      to achieve a yield which exceeds the
                                                      composite yield on the securities
                                                      comprising the Standard & Poors
                                                      500/SM/ Index (S&P 500(R)).
                      ---------------------------------------------------------------------------
                      VIP Growth Portfolio --         Seeks to achieve capital appreciation.
                      Service Class 2

                      ---------------------------------------------------------------------------
                      VIP Growth & Income Portfolio   Seeks high total return through a
                      -- Service Class 2              combination of current income and
                                                      capital appreciation.
                      ---------------------------------------------------------------------------
                      VIP Investment Grade Bond       Seeks as high a level of current income
                      Portfolio -- Service Class 2    as is consistent with the preservation of
                                                      capital.
                      ---------------------------------------------------------------------------
                      VIP Mid Cap Portfolio --        Seeks long-term growth of capital.
                      Service Class 2

                      ---------------------------------------------------------------------------

                                              Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
------------------------------------------------------------------------------
Seeks long-term capital growth by          OrbiMed Advisors LLC
investing in a worldwide and
diversified portfolio of health sciences
companies.
------------------------------------------------------------------------------
Seeks long-term capital growth.            Evergreen Investment Management
 Company, LLC
------------------------------------------------------------------------------
Seeks high current income by               Federated Investment Management
investing in lower-rated corporate debt    Company
obligations, commonly referred to as
"junk bonds."
------------------------------------------------------------------------------
Seeks capital appreciation.                Federated Equity Management
            Company of Pennsylvania
                                           (subadvised by Federated Global
                                           Investment Management Corp.)
------------------------------------------------------------------------------
Seeks income and capital growth            Fidelity Management & Research
consistent with reasonable risk.           Company (FMR) (subadvised by
                      Fidelity Investments Money
                                           Management, Inc. (FIMM), FMR
                                           Co., Inc. (FMRC), Fidelity
                                           Research & Analysis Company
                                           (FRAC), Fidelity Management &
                                           Research (U.K.) Inc. (FMR U.K.),
                                           Fidelity International Investment
                                           Advisors (FIIA), Fidelity
                                           International Investment Advisors
                                           (U.K.) Limited (FIIA(U.K.)L), and
                                           Fidelity Investments Japan Limited
                                           (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.      FMR (subadvised by FMRC, FRAC,
            FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
            FMR U.K., FIIA, FIIA(U.K.)L, and
            FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poors
500/SM/ Index (S&P 500(R)).
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
            FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
------------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
            FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
------------------------------------------------------------------------------


                    Subaccount Investing In                      Investment Objective
                    ------------------------------------------------------------------------------
                    VIP Value Strategies Portfolio --  Seeks capital appreciation.
                    Service Class 2

                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Mutual Shares Securities Fund --   Seeks capital appreciation, with
VARIABLE INSURANCE  Class 2 Shares                     income as a secondary goal. The fund
PRODUCTS TRUST                                         normally invests primarily in U.S. and
                                                       foreign equity securities that the
                                                       manager believes are undervalued. The
                                                       fund also invests, to a lesser extent, in
                                                       risk arbitrage securities and distressed
                                                       companies.
                    ------------------------------------------------------------------------------
                    Templeton Growth Securities        Seeks long-term capital growth. The
                    Fund -- Class 2 Shares             fund normally invests primarily in
                                                       equity securities of companies located
                                                       anywhere in the world, including those
                                                       in the U.S. and in emerging markets.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      Core Value Equity Fund --          Seeks long-term growth of capital and
FUNDS, INC.         Class 1 Shares                     future income.
                    ------------------------------------------------------------------------------
                    Money Market Fund/1/               Seeks a high level of current income
                                                       consistent with the preservation of
                                                       capital and maintenance of liquidity.
                    ------------------------------------------------------------------------------
                    Real Estate Securities Fund --     Seeks maximum total return through
                    Class 1 Shares                     current income and capital
                                                       appreciation.
                    ------------------------------------------------------------------------------
                    Small-Cap Equity Fund -- Class 1   Seeks long-term growth of capital.
                    Shares





                    ------------------------------------------------------------------------------
                    Total Return Fund/2/               Seeks the highest total return,
                                                       composed of current income and
                                                       capital appreciation, as is consistent
                                                       with prudent investment risk.
                    ------------------------------------------------------------------------------
                    U.S. Equity Fund -- Class 1        Seeks long-term growth of capital.
                    Shares
                    ------------------------------------------------------------------------------
GENWORTH VARIABLE   Genworth Calamos Growth Fund       The fund's investment objective is
INSURANCE TRUST/3/                                     long-term capital growth.

                    ------------------------------------------------------------------------------
                    Genworth Columbia Mid Cap          The fund's investment objective is
                    Value Fund                         long-term capital appreciation.


                    ------------------------------------------------------------------------------
                    Genworth Davis NY Venture Fund     The fund's investment objective is
                                                       long-term growth of capital.

                    ------------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
-----------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued. The
fund also invests, to a lesser extent, in
risk arbitrage securities and distressed
companies.
-----------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks a high level of current income       GE Asset Management Incorporated
consistent with the preservation of
capital and maintenance of liquidity.
-----------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
         (subadvised by Palisade Capital
                                           Management, L.L.C., Champlain
                                           Investment Partners, LLC,
                                           GlobeFlex Capital, LP and
                                           SouthernSun Asset Management,
                                           Inc.)
-----------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-----------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital growth.                  Management, Inc. (subadvised by
                                           Calamos Advisors LLC)
-----------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital appreciation.            Management, Inc. (subadvised by
                                           Columbia Management Advisors,
                                           LLC)
-----------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term growth of capital.               Management, Inc. (subadvised by
                                           Davis Selected Advisers, L.P.)
-----------------------------------------------------------------------------



                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /3/ Please see the provision below under the heading
                        "Information about the Genworth Variable Insurance Trust" for important information about this Fund.


                      Subaccount Investing In                      Investment Objective
                      ------------------------------------------------------------------------------
                      Genworth Eaton Vance Large Cap     The fund's investment objective is to
                      Value Fund                         seek total return.

                      ------------------------------------------------------------------------------
                      Genworth Legg Mason Partners       The fund's investment objective is to
                      Aggressive Growth Fund             seek capital appreciation.

                      ------------------------------------------------------------------------------
                      Genworth PIMCO StocksPLUS          The fund's investment objective is to
                      Fund                               seek total return which exceeds that of
                                                         the S&P 500 Index.

                      ------------------------------------------------------------------------------
                      Genworth Putnam International      The fund's investment objective is
                      Capital Opportunities Fund         long-term capital appreciation.


                      ------------------------------------------------------------------------------
                      Genworth Thornburg                 The fund's investment objective is
                      International Value Fund           long-term capital appreciation by
                                                         investing in equity and fixed income
                                                         securities of all types.
                      ------------------------------------------------------------------------------
                      Genworth Western Asset             The fund's investment objective is to
                      Management Core Plus Fixed         maximize total return, consistent with
                      Income Fund                        prudent investment management and
                                                         liquidity needs, by investing to obtain
                                                         the average duration specified for the
                                                         fund.
                      ------------------------------------------------------------------------------
JANUS ASPEN SERIES    Balanced Portfolio --              Seeks long-term capital growth,
                      Service Shares                     consistent with preservation of capital
                                                         and balanced by current income.
                      ------------------------------------------------------------------------------
                      Forty Portfolio -- Service Shares  A non-diversified portfolio/1/ that seeks long-term growth of capital.
                      ------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) Investors Growth Stock      The fund's investment objective is to
INSURANCE TRUST       Series -- Service Class Shares     seek capital appreciation. The fund's
                                                         objective may be changed without
                                                         shareholder approval.
                      ------------------------------------------------------------------------------
                      MFS(R) Total Return Series --      The fund's investment objective is to
                      Service Class Shares               seek total return. The fund's objective
                                                         may be changed without shareholder
                                                         approval.
                      ------------------------------------------------------------------------------
                      MFS(R) Utilities Series --         The fund's investment objective is to
                      Service Class Shares               seek total return. The fund's objective
                                                         may be changed without shareholder
                                                         approval.
                      ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  Oppenheimer Balanced Fund/VA       Seeks a high total investment return,
ACCOUNT FUNDS         -- Service Shares                  which includes current income and
                                                         capital appreciation in the value of its
                                                         shares.
                      ------------------------------------------------------------------------------
                      Oppenheimer Capital                Seeks capital appreciation by investing
                      Appreciation Fund/VA --            in securities of well-known,
                      Service Shares                     established companies.
                      ------------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return.                         Management, Inc. (subadvised by
                                           Eaton Vance Management)
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek capital appreciation.                 Management, Inc. (subadvised by
                                           ClearBridge Advisors, LLC)
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return which exceeds that of    Management, Inc. (subadvised by
the S&P 500 Index.                         Pacific Investment Management
                                           Company LLC)
----------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital appreciation.            Management, Inc. (subadvised by
                                           Putnam Investment Management,
                                           LLC)
----------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital appreciation by          Management, Inc. (subadvised by
investing in equity and fixed income       Thornburg Investment Management,
securities of all types.                   Inc.)
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
maximize total return, consistent with     Management, Inc. (subadvised by
prudent investment management and          Western Asset Management
liquidity needs, by investing to obtain    Company and Western Asset
the average duration specified for the     Management Company Limited)
fund.
----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation. The fund's      Company
objective may be changed without
shareholder approval.
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return. The fund's objective    Company
may be changed without shareholder
approval.
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return. The fund's objective    Company
may be changed without shareholder
approval.
----------------------------------------------------------------------------
Seeks a high total investment return,      OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the value of its
shares.
----------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in securities of well-known,
established companies.
----------------------------------------------------------------------------




                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                           Subaccount Investing In                        Investment Objective
                           ----------------------------------------------------------------------------------
                           Oppenheimer Global Securities      Seeks long-term capital appreciation by
                           Fund/VA -- Service Shares          investing a substantial portion of its assets
                                                              in securities of foreign issuers, "growth
                                                              type" companies, cyclical industries and
                                                              special situations that are considered to
                                                              have appreciation possibilities.
                           ----------------------------------------------------------------------------------
                           Oppenheimer Main Street            Seeks high total return.
                           Fund/VA -- Service Shares
                           ----------------------------------------------------------------------------------
                           Oppenheimer Main Street Small      Seeks capital appreciation.
                           Cap Fund/VA -- Service Shares
                           ----------------------------------------------------------------------------------
PIMCO VARIABLE             All Asset Portfolio -- Advisor     Seeks maximum real return consistent
INSURANCE TRUST            Class Shares                       with preservation of real capital and
                                                              prudent investment management.
                           ----------------------------------------------------------------------------------
                           High Yield Portfolio --            Seeks maximum total return, consistent
                           Administrative Class Shares        with preservation of capital and prudent
                                                              investment management. Invests at least
                                                              80% of its assets in a diversified
                                                              portfolio of high yield securities ("junk
                                                              bonds") rated below investment grade
                                                              but rated at least Caa by Moody's or
                                                              CCC by S&P, or, if unrated, determined
                                                              by PIMCO to be of comparable quality,
                                                              subject to a maximum of 5% of its total
                                                              assets in securities rated Caa by
                                                              Moody's or CCC by S&P, or, if
                                                              unrated, determined by PIMCO to be of
                                                              comparable quality.
                           ----------------------------------------------------------------------------------
                           Long-Term U.S. Government          Seeks maximum total return,
                           Portfolio -- Administrative Class  consistent with preservation of capital
                           Shares                             and prudent investment management.
                           ----------------------------------------------------------------------------------
                           Low Duration Portfolio --          Seeks maximum total return,
                           Administrative Class Shares        consistent with preservation of capital
                                                              and prudent investment management.
                           ----------------------------------------------------------------------------------
                           Total Return Portfolio --          Seeks maximum total return,
                           Administrative Class Shares        consistent with preservation of capital
                                                              and prudent investment management.
                           ----------------------------------------------------------------------------------
THE PRUDENTIAL SERIES      Jennison Portfolio -- Class II     Seeks long-term growth of capital.
FUND                       Shares

                           ----------------------------------------------------------------------------------
                           Jennison 20/20 Focus Portfolio --  Seeks long-term growth of capital.
                           Class II Shares

                           ----------------------------------------------------------------------------------
                           Natural Resources Portfolio --     Seeks long-term growth of capital.
                           Class II Shares

                           ----------------------------------------------------------------------------------
THE UNIVERSAL              Equity and Income Portfolio --     Seeks both capital appreciation and
INSTITUTIONAL FUNDS, INC.  Class II Shares                    current income.
                           ----------------------------------------------------------------------------------
VAN KAMPEN LIFE            Comstock Portfolio --              Seeks capital growth and income
INVESTMENT TRUST           Class II Shares                    through investments in equity securities,
                                                              including common stocks, preferred
                                                              stocks and securities convertible into
                                                              common and preferred stocks.
                           ----------------------------------------------------------------------------------


                                                  Adviser (and Sub-Adviser(s),
            Investment Objective                        as applicable)
----------------------------------------------------------------------------------
Seeks long-term capital appreciation by        OppenheimerFunds, Inc.
investing a substantial portion of its assets
in securities of foreign issuers, "growth
type" companies, cyclical industries and
special situations that are considered to
have appreciation possibilities.
----------------------------------------------------------------------------------
Seeks high total return.                       OppenheimerFunds, Inc.

----------------------------------------------------------------------------------
Seeks capital appreciation.                    OppenheimerFunds, Inc.

----------------------------------------------------------------------------------
Seeks maximum real return consistent           Pacific Investment Management
with preservation of real capital and          Company LLC
prudent investment management.
----------------------------------------------------------------------------------
Seeks maximum total return, consistent         Pacific Investment Management
with preservation of capital and prudent       Company LLC
investment management. Invests at least
80% of its assets in a diversified
portfolio of high yield securities ("junk
bonds") rated below investment grade
but rated at least Caa by Moody's or
CCC by S&P, or, if unrated, determined
by PIMCO to be of comparable quality,
subject to a maximum of 5% of its total
assets in securities rated Caa by
Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be of
comparable quality.
----------------------------------------------------------------------------------
Seeks maximum total return,                    Pacific Investment Management
consistent with preservation of capital        Company LLC
and prudent investment management.
----------------------------------------------------------------------------------
Seeks maximum total return,                    Pacific Investment Management
consistent with preservation of capital        Company LLC
and prudent investment management.
----------------------------------------------------------------------------------
Seeks maximum total return,                    Pacific Investment Management
consistent with preservation of capital        Company LLC
and prudent investment management.
----------------------------------------------------------------------------------
Seeks long-term growth of capital.             Prudential Investments LLC
 (subadvised by Jennison Associates
                                               LLC)
----------------------------------------------------------------------------------
Seeks long-term growth of capital.             Prudential Investments LLC
             (subadvised by Jennison Associates
                                               LLC)
----------------------------------------------------------------------------------
Seeks long-term growth of capital.             Prudential Investments LLC
             (subadvised by Jennison Associates
                                               LLC)
----------------------------------------------------------------------------------
Seeks both capital appreciation and            Morgan Stanley Investment
current income.                                Management Inc.
----------------------------------------------------------------------------------
Seeks capital growth and income                Van Kampen Asset Management
through investments in equity securities,
including common stocks, preferred
stocks and securities convertible into
common and preferred stocks.
----------------------------------------------------------------------------------




The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:


                                                                                         Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                 Investment Objective               as applicable)
                    --------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Overseas Portfolio -- Service    Seeks long-term growth of capital.  Janus Capital Management LLC
                    Shares (formerly, International
                    Growth Portfolio)
                    --------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                         Subaccount Investing In                     Investment Objective
                         ---------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP Asset Manager/SM/ Portfolio -- Seeks to obtain high total return with
INSURANCE PRODUCTS FUND  Service Class 2                    reduced risk over the long term by
                                                            allocating its assets among stocks,
                                                            bonds, and short-term instruments.









                         ---------------------------------------------------------------------------
GOLDMAN SACHS            Goldman Sachs Mid Cap Value        Seeks long-term capital appreciation.
VARIABLE INSURANCE       Fund
TRUST
                         ---------------------------------------------------------------------------
MFS(R) VARIABLE          MFS(R) New Discovery Series --     The fund's investment objective is to
INSURANCE TRUST          Service Class Shares               seek capital appreciation. The fund's
                                                            objective may be changed without
                                                            shareholder approval.
                         ---------------------------------------------------------------------------

                                            Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
-----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR Co.,
                                        Inc. (FMRC), Fidelity Research &
                                        Analysis Company (FRAC), Fidelity
                                        Management & Research (U.K.) Inc.
                                        (FMR U.K.), Fidelity International
                                        Investment Advisors (FIIA), Fidelity
                                        International Investment Advisors
                                        (U.K.) Limited (FIIA(U.K.)L), and
                                        Fidelity Investments Japan Limited
                                        (FIJ))
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
 L.P.

-----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation. The fund's   Company
objective may be changed without
shareholder approval.
-----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:


                                                                                                 Adviser (and Sub-Adviser(s),
                       Subaccount Investing In                  Investment Objective                    as applicable)
                       ----------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    Legg Mason Partners Variable     Seeks total return (a combination of   Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST  Capital and Income Portfolio --  income and long-term capital           LLC (subadvised by ClearBridge
                       Class II                         appreciation). This objective may be   Advisors, LLC, Western Asset
                                                        changed without shareholder approval.  Management Company Limited and
                                                                                               Western Asset Management
                                                                                               Company)
                       ----------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE        Capital Growth Portfolio --      Seeks capital appreciation.            Van Kampen Asset Management
INVESTMENT TRUST       Class II Shares
                       ----------------------------------------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after September 8, 2008:



                                                                                Adviser (and Sub-Adviser(s),
                    Subaccount Investing In        Investment Objective                as applicable)
                    ---------------------------------------------------------------------------------------------
AIM VARIABLE        AIM V.I. Basic Value Fund  Long-term growth of capital.  Invesco Aim Advisors, Inc.
INSURANCE FUNDS/1/  -- Series II shares                                      (formerly, A I M Advisors, Inc.)
                                                                             (subadvised by AIM Funds
                                                                             Management Inc.; Invesco Global
                                                                             Asset Management (N.A.), Inc.;
                                                                             Invesco Institutional (N.A.), Inc.;
                                                                             Invesco Senior Secured
                                                                             Management, Inc.; Invesco Hong
                                                                             Kong Limited; Invesco Asset
                                                                             Management Limited; Invesco Asset
                                                                             Management (Japan) Limited;
                                                                             Invesco Asset Management
                                                                             Deutschland, GmbH; and Invesco
                                                                             Australia Limited)
                    ---------------------------------------------------------------------------------------------





                    /1/ It is anticipated that, on or about the end of the
                        fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Global Asset Management (N.A.), Inc. and Invesco Institutional (N.A.), Inc. will be combined into a single entity, which will be renamed Invesco Advisers, Inc. The combined entity will serve as the investment adviser to Portfolios of the AIM Variable Insurance Funds. Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities.

                                                                                             Adviser (and Sub-Adviser(s),
                       Subaccount Investing In               Investment Objective                  as applicable)
                       -----------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE     BlackRock Large Cap Growth     Seeks long-term capital growth.      BlackRock Advisors, LLC
SERIES FUNDS, INC.     V.I. Fund -- Class III Shares                                       (subadvised by BlackRock
                                                                                           Investment Management, LLC)
                       -----------------------------------------------------------------------------------------------------
GE INVESTMENTS         Income Fund -- Class 1 Shares  Seeks maximum income                 GE Asset Management
FUNDS, INC.                                           consistent with prudent              Incorporated
                                                      investment management and the
                                                      preservation of capital.
                       -----------------------------------------------------------------------------------------------------
                       Mid-Cap Equity Fund --         Seeks long-term growth of            GE Asset Management
                       Class 1 Shares                 capital and future income.           Incorporated
                       -----------------------------------------------------------------------------------------------------
                       Premier Growth Equity          Seeks long-term growth of            GE Asset Management
                       Fund -- Class 1 Shares         capital and future income rather     Incorporated
                                                      than current income.
                       -----------------------------------------------------------------------------------------------------
                       S&P 500(R) Index Fund/1/       Seeks growth of capital and          GE Asset Management
                                                      accumulation of income that          Incorporated (subadvised by SSgA
                                                      corresponds to the investment        Funds Management, Inc.)
                                                      return of S&P's 500 Composite
                                                      Stock Index.
                       -----------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    Legg Mason Partners Variable   Seeks capital appreciation. This     Legg Mason Partners Fund
VARIABLE EQUITY TRUST  Aggressive Growth              objective may be changed             Advisor, LLC (subadvised by
                       Portfolio -- Class II          without shareholder approval.        ClearBridge Advisors, LLC)
                       -----------------------------------------------------------------------------------------------------
                       Legg Mason Partners Variable   Seeks long-term capital growth       Legg Mason Partners Fund
                       Fundamental Value              with income as a secondary           Advisor, LLC (subadvised by
                       Portfolio -- Class I           consideration. This objective        ClearBridge Advisors, LLC)
                                                      may be changed without
                                                      shareholder approval.
                       -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) Investors Trust         The fund's investment objective      Massachusetts Financial Services
INSURANCE TRUST        Series -- Service Class Shares is to seek capital appreciation.     Company
                                                      The fund's objective may be
                                                      changed without shareholder
                                                      approval.
                       -----------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   Oppenheimer MidCap             Seeks capital appreciation by        OppenheimerFunds, Inc.
ACCOUNT FUNDS          Fund/VA --Service Shares       investing in "growth type"
                                                      companies.
                       -----------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST   NASDAQ -- 100(R) Fund/2/       Seeks to provide investment          Rydex Investments
                                                      results that correspond to a
                                                      benchmark for over-the-counter
                                                      securities. The portfolio's current
                                                      benchmark is the NASDAQ 100
                                                      Index(TM).
                       -----------------------------------------------------------------------------------------------------



                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /2/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after January 5, 2009:



                                                                                           Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                   Investment Objective               as applicable)
                    ----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Franklin Income Securities Fund -- Seeks to maximize income while        Franklin Advisers, Inc.
VARIABLE INSURANCE  Class 2 Shares                     maintaining prospects for capital
PRODUCTS TRUST                                         appreciation. The fund normally
                                                       invests in both equity and debt
                                                       securities. The fund seeks income
                                                       by investing in corporate, foreign
                                                       and U.S. Treasury bonds as well
                                                       as stocks with dividend yields the
                                                       manager believes are attractive.
                    ----------------------------------------------------------------------------------------------------

                                                                             Adviser (and Sub-Adviser(s),
  Subaccount Investing In                      Investment Objective                as applicable)
  ----------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds  Seeks capital appreciation, with  Franklin Templeton Services, LLC
  Allocation Fund -- Class 2 Shares/1/   income as a secondary goal. The   (the fund's administrator)
                                         fund normally invests equal
                                         portions in Class 1 shares of
                                         Franklin Income Securities Fund;
                                         Mutual Shares Securities Fund;
                                         and Templeton Growth
                                         Securities Fund.
  ----------------------------------------------------------------------------------------------------------



                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this Portfolio.


Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds, and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other Portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.


The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Information about the Genworth Variable Insurance Trust. The Portfolios of the Genworth Variable Insurance Trust (the "Genworth VIT") are advised by Genworth Financial Wealth Management, Inc. ("GFWM"), an affiliate of the Company. Like other Portfolios available as investment options under the contracts, each Genworth VIT Portfolio pays fees that are deducted from Genworth VIT Portfolio assets. These fees include a management fee payable to GFWM and "Rule 12b-1 fees" payable to Capital Brokerage Corporation, an affiliate of the Company that serves as the principal underwriter for the Genworth VIT Portfolios and the contracts. The management fee payable to GFWM varies among the Genworth VIT Portfolios. A portion of each such management fee is paid to the sub-adviser that provides day-to-day management of the Genworth VIT Portfolio, and the remainder is retained by GFWM. Each Genworth VIT Portfolio pays Rule 12b-1 fees at an annual rate of 0.25% of its average daily net assets of the Genworth VIT Portfolio for certain distribution activities and shareholder services relating to the Genworth VIT Portfolio. Through your indirect investment in the Genworth VIT Portfolios, you pay a proportionate share of these expenses and, because GFWM is an affiliate of the Company, the Company may indirectly benefit as a result of management and other fees received by GFWM and its affiliates from a Genworth VIT Portfolio. (The minimum and maximum total annual operating expenses of the Portfolios are disclosed in the "Fee Table" section of the contract prospectus. Information concerning each Portfolio's fees and expenses appears in the prospectus for the Portfolio.)

In general, the total compensation received and retained by the Company and its affiliates (including GFWM) from the Genworth VIT Portfolios (typically, management fees remaining after payment of the sub-adviser plus Rule 12b-1 fees from the Genworth VIT Portfolios and payments for administrative services from GFWM to the Company) will be as high as or greater than the total compensation received from a Portfolio other than a Genworth VIT Portfolio (the payments for administrative services from the Portfolio or the adviser or distributor of such Portfolio plus any Rule 12b-1 payments received). Therefore, the Company will generally benefit to the extent that a greater portion of your contract assets is allocated to the Genworth VIT Portfolios.

Payments from Funds and Fund Affiliates. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.

The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2008 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
       VT Worldwide Health Sciences Fund
   Evergreen Variable Annuity Trust:
       Evergreen VA Omega Fund -- Class 2
   GE Investments Funds, Inc.:
       Total Return Fund -- Class 1 Shares
   PIMCO Variable Insurance Trust:
       All Asset Portfolio -- Advisor Class Shares
       High Yield Portfolio -- Administrative Class Shares
       Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
       Total Return Portfolio -- Administrative Class Shares
   The Prudential Series Fund:
       Jennison Portfolio -- Class II
       Jennison 20/20 Portfolio -- Class II
       Natural Resources Portfolio -- Class II


As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2008 ranged from 0.05% to 0.40%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.

With regard to the Genworth VIT Portfolios, the Company has entered into an agreement with GFWM whereby GFWM pays the Company an amount from GFWM's own resources for such services. The amount the Company received from GFWM in 2008 under such agreement is within the range of amounts received by the Company with respect to assets allocated to other Portfolios during 2008.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Genworth Variable Insurance Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, The Universal Institutional Funds, Inc., and Van Kampen Life Investment Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.30% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.


Information about the Franklin Templeton VIP Founding Funds Allocation
Fund. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.


Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another available Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit
     Rider Options or one of the Payment Protection Rider Options, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that do not purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners. The Asset Allocation Program is not available to contract owners who have elected Guaranteed Income Advantage.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.


If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Allocation Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.


The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.


Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures given by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new purchase payments under your contract and include the Portfolios of the Genworth Variable Insurance Trust (or "GVIT"), which are advised by GFWM.

GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents, including those of the GVIT Portfolios.

In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

The Asset Allocation Models, including the Build Your Own Asset Allocation Model, will include allocations to certain GVIT Portfolios, and GFWM has an incentive to include GVIT Portfolios in the Asset Allocation Models, and/or to specify greater allocations to such GVIT Portfolios, that results from the compensation received by it and its affiliates relating to the GVIT Portfolios. You should consider this when deciding to invest in accordance with an Asset Allocation Model. Notwithstanding this incentive, GFWM does not intend to give any preference to the GVIT Portfolios when constructing the Asset Allocation Models.

As investment adviser to the GVIT Portfolios, GFWM will not make decisions regarding the purchase and sale of specific securities for the GVIT Portfolios -- those decisions are made by the sub-advisers to the GVIT Portfolios -- but GFWM's duties as investment adviser will likely give it access to non-public information about the holdings of the GVIT Portfolios. However, in order to establish a "level playing field" among all the available Portfolios for purposes of developing the Asset Allocation Models, GFWM has established an information barrier between its investment management staff responsible for supervision of the GVIT Portfolio sub-advisers and the investment management staff responsible for developing the Asset Allocation Models. Therefore, contract owners should not assume that the relevant GFWM personnel would be more knowledgeable about the holdings and investment styles of the GVIT Portfolios than those of Portfolios advised by third parties. This information barrier does not, however, eliminate the incentive for GFWM personnel to include GVIT Portfolios in the Asset Allocation Models, and/or to recommend greater allocations to GVIT Portfolios, that results from the compensation received by GFWM and its affiliates relating to the GVIT Portfolios.

In addition, certain of the optional riders available for purchase under the contract require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models or certain Designated Subaccounts. Therefore, investment in an Asset Allocation Model as the Investment Strategy under a rider may result in an additional economic benefit to GFWM and to GFWM's affiliates, including the Company, by virtue of the fees received from the GVIT Portfolios. You should consider this when deciding to invest in an Asset Allocation Model as the Investment Strategy. Currently, none of the GVIT Portfolios are Designated Subaccounts.


Build Your Own Asset Allocation Model. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

GFWM's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. GFWM considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, GFWM may be subject to certain conflicts of interests in categorizing the Portfolios for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, GFWM's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

GFWM will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, GFWM may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.


When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy, and any attempt to allocate assets otherwise will be considered not in good order and rejected.


Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent purchase payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting An Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options.


If you purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you must choose Asset Allocation Model A, B, C, D or E for your allocations. We will not make this decision, nor will GFWM. The following paragraph provides some information you may want to consider in making this decision.


You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. You should review this information carefully before selecting or changing a Model.

                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------
                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------



                                  Build Your Own
                              Asset Allocation Model
----------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed, generally, to allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60%
fixed income to 80% equities/20% fixed income. These ranges generally fall within the
Investor Profile and Investor Objective for Asset Allocation Model B (Moderately
Conservative Allocation) on one end of the spectrum and for Asset Allocation Model D
(Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
----------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS




                                      Portfolios            Model A Model B Model C Model D Model E
---------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------
Large Cap Growth             Genworth Legg Mason Partners
                             Aggressive Growth Fund            2%      4%      6%      8%     10%
                             ----------------------------------------------------------------------
                             Janus Aspen Forty Portfolio
                             -- Service Shares                 2%      4%      6%      8%     10%
---------------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                    1%      3%      5%      6%      8%
                             ----------------------------------------------------------------------
                             Genworth Eaton Vance Large
                             Cap Value Fund                    2%      3%      5%      7%      8%
---------------------------------------------------------------------------------------------------
Large Cap Core               Genworth PIMCO StocksPLUS Fund    3%      6%      8%     11%     13%
                             ----------------------------------------------------------------------
                             Oppenheimer Main Street
                             Fund/VA -- Service Shares         2%      5%      7%     10%     12%
---------------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Kaufmann Fund II --
                             Service Shares                    1%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------
Mid Cap Value                Genworth Columbia Mid Cap
                             Value Fund                        1%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small
                             Cap Fund/VA -- Service Shares     0%      1%      1%      2%      3%
---------------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities
                             Fund/VA -- Service Shares         1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     AIM V.I. International Growth
                             Fund -- Series II shares          1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Columbia Marsico
                             International Opportunities
                             Fund, Variable Series --
                             Class B                           1%      2%      2%      3%      4%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Core       Genworth Thornburg
                             International Value Fund          1%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein
                             International Value Portfolio
                             -- Class B                        1%      2%      4%      5%      6%
---------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap        Genworth Putnam International
                             Capital Opportunities Fund        1%      2%      2%      3%      4%
---------------------------------------------------------------------------------------------------
Natural Resources            Prudential Natural Resources
                             Portfolio -- Class II Shares      0%      0%      1%      1%      1%
---------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real
                             Estate Securities Fund --
                             Class 1 Shares                    0%      1%      1%      2%      2%
---------------------------------------------------------------------------------------------------

    Total % Equities                                          20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------
Long Duration                PIMCO VIT Long-Term U.S.
                             Government Portfolio --
                             Administrative Class Shares       4%      3%      2%      1%      0%
---------------------------------------------------------------------------------------------------
Medium Duration              Genworth Western Asset
                             Management Core Plus Fixed
                             Income Fund                      10%      7%      5%      2%      0%
                             ----------------------------------------------------------------------
                             PIMCO VIT Total Return
                             Portfolio -- Administrative
                             Class Shares                     10%      8%      5%      3%      0%
---------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                     32%     24%     16%      8%      0%
---------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II      16%     12%      8%      4%      0%
---------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                      4%      3%      2%      1%      0%
---------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate
                             Income Fund                       4%      3%      2%      1%      0%
---------------------------------------------------------------------------------------------------

    Total % Fixed Income                                      80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL




                      Core Asset Class                                                                    Fixed Income Asset
                       (20% to 80%)                              Specialty Asset Class (0% to 20%)        Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund -- Series I shares                  AIM V.I. Capital Appreciation Fund --    Fidelity VIP Investment
AIM V.I. International Growth Fund -- Series II shares         Series I shares                          Grade Bond Portfolio --
AllianceBernstein Balanced Wealth Strategy Portfolio --       AllianceBernstein Global Thematic         Service Class 2
 Class B                                                       Growth Portfolio -- Class B             Genworth Western Asset
AllianceBernstein Growth and Income Portfolio -- Class B      AllianceBernstein International Value     Management Core Plus
BlackRock Basic Value V.I. Fund -- Class III Shares            Portfolio -- Class B                     Fixed Income Fund
BlackRock Global Allocation V.I. Fund -- Class III Shares     AllanceBernstein Small Cap Growth        PIMCO VIT Long-Term U.S.
Columbia Marsico Growth Fund, Variable Series -- Class A       Portfolio -- Class B                     Government Portfolio --
Fidelity VIP Balanced Portfolio -- Service Class 2            American Century VP Inflation             Administrative Class
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2        Protection Fund -- Class II              Shares
Fidelity VIP Equity-Income Portfolio -- Service Class 2       BlackRock Value Opportunities V.I. Fund  PIMCO VIT Low Duration
Fidelity VIP Growth & Income Portfolio -- Service Class 2      -- Class III Shares                      Portfolio --
Franklin Templeton VIP Mutual Shares Securities Fund --       Columbia Marsico International            Administrative Class
 Class 2 Shares                                                Opportunities Fund, Variable Series --   Shares
Franklin Templeton VIP Templeton Growth Securities             Class B                                 PIMCO VIT Total Return
 Fund -- Class 2 Shares                                       Eaton Vance VT Floating-Rate Income Fund  Portfolio --
GE Investments Funds Core Value Equity Fund --                Evergreen VA Omega Fund -- Class 2        Administrative Class
 Class 1 Shares                                               Federated High Income Bond Fund II --     Shares
GE Investments Funds Total Return Fund -- Class 3 Shares       Service Shares
GE Investments Funds U.S. Equity Fund -- Class 1 Shares       Federated Kaufmann Fund II -- Service
Genworth Davis NY Venture Fund                                 Shares
Genworth Eaton Vance Large Cap Value Fund                     Fidelity VIP Dynamic Capital
Genworth PIMCO StocksPLUS Fund                                 Appreciation Portfolio -- Service
Janus Aspen Balanced Portfolio -- Service Shares               Class 2
MFS(R) Total Return Series -- Service Class Shares            Fidelity VIP Growth Portfolio --
Oppenheimer Balanced Fund/VA -- Service Shares                 Service Class 2
Oppenheimer Capital Appreciation Fund/VA -- Service           Fidelity VIP Mid Cap Portfolio --
 Shares                                                        Service Class 2
Oppenheimer Global Securities Fund/VA -- Service Shares       Fidelity VIP Value Strategies Portfolio
Oppenheimer Main Street Fund/VA -- Service Shares              -- Service Class 2
Universal Institutional Funds Equity and Income Portfolio --  GE Investments Funds Real Estate
 Class II Shares                                               Securities Fund -- Class 1 Shares
Van Kampen LIT Comstock Portfolio -- Class II Shares          GE Investments Funds Small-Cap Equity
                                                               Fund -- Class 1 Shares
                                                              Genworth Calamos Growth Fund
                                                              Genworth Columbia Mid Cap Value Fund
                                                              Genworth Legg Mason Partners Aggressive
                                                               Growth Fund
                                                              Genworth Putnam International Capital
                                                               Opportunities Fund
                                                              Genworth Thornburg International Value
                                                               Fund
                                                              Janus Aspen Forty Portfolio -- Service
                                                               Shares
                                                              MFS(R) Utilities Series -- Service
                                                               Class Shares
                                                              Oppenheimer Main Street Small Cap
                                                               Fund/VA -- Service Shares
                                                              PIMCO VIT All Asset Portfolio --
                                                               Advisor Class Shares
                                                              PIMCO VIT High Yield Portfolio --
                                                               Administrative Class Shares
                                                              Prudential Jennison Portfolio -- Class
                                                               II Shares
                                                              Prudential Jennison 20/20 Focus
                                                               Portfolio -- Class II Shares
                                                              Prudential Natural Resources Portfolio
                                                               -- Class II Shares


THE GUARANTEE ACCOUNT

The Guarantee Account is not available for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications. The following information only applies to contracts issued prior to September 2, 2003, or prior to the date state insurance authorities approve applicable contract modifications.

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.


Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.


You may allocate some or all of your purchase payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. If the Guarantee Account is available, all assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;


  .  providing tax forms;


  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all the sales and distribution expenses we actually incur. We may also realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on total surrenders and partial withdrawals of purchase payments taken within the first four years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application). However, if there are insufficient assets in the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected), we will deduct the charge from all assets in the Guarantee Account. Charges taken from the Guarantee Account will be taken first from assets which have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected, any remaining withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

The surrender charge is as follows:

                     Surrender Charge
Number of Completed as a Percentage of
  Years Since We    the Surrendered or
   Received the         Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         0                  6%
         1                  5%
         2                  4%
         3                  2%
     4 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.


You may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from purchase payments in the contract and then from any gain earned. The free withdrawal amount is not cumulative from contract year to contract year. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.) The free withdrawal amount will not apply to commutation value taken under Payment Optimizer Plus.


Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments from the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage or if you take income payments pursuant to the terms of one of the Payment Protection Rider Options. We may also waive surrender charges for certain withdrawals made pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," "Income Payments -- Guaranteed Income Advantage" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.70% of your daily net assets of the Separate Account. The charge consists of a mortality and expense risk charge at an effective annual rate of 1.55% and an administrative expense charge at an effective annual rate of 0.15%. The deductions from the Separate Account are reflected in your Contract Value.

Charges for the Living Benefit Rider Options

Charge for Guaranteed Income Advantage

We charge you for expenses related to Guaranteed Income Advantage, if you elect this option at the time of application. This charge is deducted from the Separate Account, computed daily. For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to (and will never exceed) an annual rate of 0.50% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to an annual rate of 0.40% (0.50% maximum) of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. Guaranteed Income Advantage may not be available in all states or in all markets.

Charges for the Guaranteed Minimum Withdrawal Benefit Rider Options


We charge you for expenses related to Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Each rider is a separate rider with a separate charge. You cannot purchase these riders together or in any combination. If you wish to elect Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must do so at the time of application.



Lifetime Income Plus Solution

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals your initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
       Single or Joint Annuitant Contract    0.95% of benefit base
--------------------------------------------------------------------



Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.95% of benefit base plus
                                              0.20% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.95% of benefit base plus
                                              0.50% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------



For contracts issued with Lifetime Income Plus Solution before January 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.85% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.85% of benefit base plus
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.85% of benefit base plus
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------



The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2008

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus 2008 without the Principal Protection Death Benefit
       Single Annuitant Contract   0.75% of benefit base
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
       Single Annuitant Contract   0.75% of benefit base plus 0.15% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base plus 0.15% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
       Single Annuitant Contract   0.75% of benefit base plus 0.40% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base plus 0.40% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------



The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states and markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2007

We assess a charge for Lifetime Income Plus 2007 currently equal to an annualized rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Lifetime Income Plus

For contracts issued on or after the later of October 7, 2005 or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Guaranteed Withdrawal Advantage

We assess a charge for Guaranteed Withdrawal Advantage equal to an annualized rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 1.00% of your daily net assets in the Separate Account.

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.


Charges for the Payment Protection Rider Options

We charge you for expenses related to Principal Protection Advantage and Payment Optimizer Plus. Each rider is a separate rider with a separate charge. You cannot purchase both riders together. If you wish to elect either Principal Protection Advantage or Payment Optimizer Plus, you must do so at the time of application.

Principal Protection Advantage

We assess a charge for Principal Protection Advantage currently equal to an annualized rate of 0.40% of the daily net assets of the Separate Account. The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Payment Optimizer Plus

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.


If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.


Charges for the Death Benefit Rider Options

For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, the following provisions apply:

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. The Annual Step-Up Death Benefit Rider may

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not be elected if any Annuitant is 85 or older. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Charge for the 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

Charge for the Earnings Protector Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time. At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

Charge for Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is 0.70% of your Contract Value at the time of the deduction.

For contracts issued prior to May 1, 2003 or prior to the date on which state insurance authorities approve the applicable contract modifications, the following provision applies:

Charges for Optional Death Benefits

We charge you for expenses related to the Optional Death Benefit, the Optional Enhanced Death Benefit, and the Optional Guaranteed Minimum Death Benefit. We deduct these charges against the Contract Value at each contract anniversary after the first and at full surrender to compensate us for the increased risks and expenses associated with providing the enhanced death benefit(s).

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We will allocate the annual charges for the death benefit rider options, if elected, among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in all Subaccounts at the time we take the charge. If the assets in the Subaccounts are not sufficient to cover the charge(s), we will deduct the charge(s) first from the assets in the Subaccounts, if any, and then from the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At full surrender, we will charge you a pro-rata portion of the annual charge.

For the Optional Death Benefit, this charge is equal to 0.10% of the Contract Value at the time of the deduction. For the Optional Enhanced Death Benefit, we charge an amount equal to 0.20% of the average of your Contract Value at the beginning of the previous contract year and your Contract Value at the end of the previous contract year (upon full surrender, your average of the Contract Value at the beginning of the current contract year and your Contract Value on the date of surrender will be used). For the Optional Guaranteed Minimum Death Benefit, we charge an amount equal to 0.25% of your Contract Value at the time of the deduction.

The following provisions apply to all contracts:

Other Charges

Deductions for Premium Tax

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. The premium tax generally depends upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.


Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.


THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. Your rights and benefits are described below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

Purchase of the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your purchase payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan,

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you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax- related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for
Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership


As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. You may name a joint owner for a Non-Qualified Contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.


Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account, if available (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Home Office, provided you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your payment plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant(s) life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.


We must receive your request for a change at our Home Office and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Guaranteed Income Advantage at the time of application, you may not change your scheduled Income Start Date or your Optional Payment Plan. In addition, withdrawals and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the withdrawal and/or transfer was made. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution) at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If you elect the Principal Protection Advantage, you may change the Income Start Date as long as the new Income Start Date occurs


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on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not, however, change the Optional Payment Plan once elected at the time of application.

Assignment


An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.


Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.

Guaranteed Income Advantage will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of Guaranteed Income Advantage, all assets in the GIS Subaccount(s) will be transferred to the GE Investments Funds, Inc. -- Money Market Fund as of the Valuation Day the assignment is received. (If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.)

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by terms of elected riders. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $10,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio. In addition, for those contracts issued prior to September 2, 2003, or prior to the date state insurance authorities approve applicable contract modifications, you may allocate purchase payments to the Guarantee Account.

You may allocate purchase payments to the Subaccounts and, if available, the Guarantee Account, at any one time. If you have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s); such allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets. If you have elected one of the Payment Protection Rider Options or one of the

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Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income
Plus 2008 and Lifetime Income Plus Solution), you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of the prospectus. The percentage of any purchase payment that you can put into any one Subaccount or interest rate guarantee period must equal a whole percentage and cannot be less than $100.


Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

Valuation of Accumulation Units

Partial withdrawals, surrender and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.


The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the mortality and expense risk charges, administrative expense charges, and any applicable optional rider charges from assets in the Subaccount. The charges for Lifetime Income Plus 2008, Lifetime Income Plus Solution and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.


The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

The Guarantee Account is not available for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications. Consequently, the provisions below regarding transfers to and from the Guarantee Account (including transfers made from the Guarantee Account to the Subaccounts pursuant to a Dollar Cost Averaging Program) only apply to contracts issued prior to September 2, 2003, or prior to the date state insurance authorities approve applicable contract modifications.

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. If you elect Guaranteed Income Advantage, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make

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subsequent purchase payments or transfers to that segment corresponding to that
GIS Subaccount. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under such rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.


We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may also restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the first transfer in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

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   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any:

   (1) scheduled transfers made to the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage; or

   (2) transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our

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systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

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We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.


Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate the frequent trading policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.


We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or the Guarantee Account to any combination of other available

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Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application; or

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

  . when the assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We also reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new interest rate guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or the Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in Enhanced Dollar Cost Averaging as of that Valuation Day.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.


Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.


Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Defined Dollar Cost Averaging Program


The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.


You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the

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Subaccount (or Designated Subaccount) investing in the GE Investments Funds,
Inc. -- Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the GE Investments Funds, Inc. -- Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

Guarantee Account Interest Sweep Program

For contracts issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, you may instruct us to transfer interest earned on your assets in the Guarantee Account to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

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You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, the interest sweep transfer will be processed first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. This program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to partially withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $5,000. If your partial withdrawal request would reduce your Contract Value to less than $5,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on full surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) your Contract Value (after deduction of any charges for the optional rider(s), if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.


If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) on a pro-rata basis in proportion to your assets allocated to the Separate Account. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and take a partial withdrawal, we will rebalance Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. (If your contract was issued prior to September 2, 2003, we will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.) If Guaranteed Income Advantage is elected at the time of application, withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.


A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

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   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that a partial withdrawal (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) may reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus.

Partial withdrawals may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% IRS penalty tax. See the "Tax Matters" provision of this prospectus.

Restrictions on Distributions from Certain Contracts


Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.


Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or from our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any purchase payments in the contract and then from any gain earned. You may provide specific instructions as to the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) and/or interest rate guarantee periods (if your contract was issued prior to September 2, 2003) from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) in which you have an interest. For contracts issued prior to September 2, 2003, to the extent that your assets in the Subaccounts are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

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After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments subject to the following:

   (1) you may request only one such change in a calendar quarter; and

   (2) if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $5,000. If a Systematic Withdrawal would cause the Contract Value to be less than $5,000, then we will not process that Systematic Withdrawal transaction. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.


Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.


Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw free of any surrender charges in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. In addition, if you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options, partial withdrawals and withdrawals under a Systematic Withdrawal program may also reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit Rider Options" provision below. Partial withdrawals under a Systematic Withdrawal program may also reduce your death benefit. See "The Death Benefit" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Guaranteed Minimum Withdrawal Benefit Rider Options


We currently offer two Guaranteed Minimum Withdrawal Benefit Rider Options under this prospectus: Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Three other Guaranteed Minimum Withdrawal Benefit Riders, Guaranteed Withdrawal Advantage, Lifetime Income Plus and Lifetime Income Plus 2007, are no longer available for contracts issued on or after May 1, 2007, May 1, 2008 and September 8, 2008, respectively. We have designed the Guaranteed Minimum Withdrawal Benefit Rider Options to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in separate sections below.

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus


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



Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

Investment Strategy for Lifetime Income Plus Solution. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;


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




       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund --  Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds --
       Oppenheimer Balanced Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Benefit Base. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

Purchase Payments. Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. You must allocate all purchase payments and Contract Value to the Investment Strategy at all times.

We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or the Roll-Up Value for any subsequent purchase payments. Please see the "Important Note" provision below.

Purchase Payment Benefit Amount. The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of purchase payments made in the first contract year; and

   (b) is purchase payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

Roll-Up Value. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

Maximum Anniversary Value and Reset. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Maximum Anniversary Value (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus Solution and while the rider is in effect. As indicated above, you may terminate the automatic reset feature of the rider at any time by submitting a written request to us at our Home Office at least 15 days prior to the contract anniversary date.

Important Note. We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by
(c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up


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



       Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount, the Principal Protection Death Benefit (if applicable), your Roll-Up Value and your Maximum Anniversary Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for


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



each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

Death Provisions. At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death Benefit
        Single or Joint Annuitant Contract     0.95% of benefit base
-----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract     0.95% of benefit base plus
                                               0.20% of value of Principal
                                               Protection Death Benefit
-----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract     0.95% of benefit base plus
                                               0.50% of value of Principal
                                               Protection Death Benefit
-----------------------------------------------------------------------------


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




For contracts issued with Lifetime Income Plus Solution before January 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death Benefit
        Single or Joint Annuitant Contract     0.85% of benefit base
-----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract     0.85% of benefit base plus
                                               0.15% of value of Principal
                                               Protection Death Benefit
-----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract     0.85% of benefit base plus
                                               0.40% of value of Principal
                                               Protection Death Benefit
-----------------------------------------------------------------------------



The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.


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




Examples

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    55           $100,000        $     0       $97,022       $100,000    $100,000    $106,000      $106,000     $100,000
    56             97,022              0        94,045        100,000     100,000     112,360       112,360      100,000
    57             94,045              0        91,065        100,000     100,000     119,102       119,102      100,000
    58             91,065              0        88,079        100,000     100,000     126,248       126,248      100,000
    59             88,079              0        85,083        100,000     100,000     133,823       133,823      100,000
    60             85,083              0        82,072        100,000     100,000     141,852       141,852      100,000
    61             82,072              0        79,043        100,000     100,000     150,363       150,363      100,000
    62             79,043              0        75,992        100,000     100,000     159,385       159,385      100,000
    63             75,992              0        72,913        100,000     100,000     168,948       168,948      100,000
    64             72,913              0        69,802        100,000     100,000     179,085       179,085      100,000
    65             69,802         11,000        55,631        200,000     100,000     189,830       200,000       83,491
    66             55,631         11,000        41,632        200,000     100,000     189,830       200,000       66,042
    67             41,632         11,000        27,914        200,000     100,000     189,830       200,000       47,373
    68             27,914         11,000        14,470        200,000     100,000     189,830       200,000       26,914
    69             14,470         11,000         1,295        200,000     100,000     189,830       200,000        2,835
    70              1,295         11,000             0        200,000     100,000     189,830       200,000            0
    71                  0         11,000             0        200,000     100,000     189,830       200,000            0
    72                  0         11,000             0        200,000     100,000     189,830       200,000            0
    73                  0         11,000             0        200,000     100,000     189,830       200,000            0
    74                  0         11,000             0        200,000     100,000     189,830       200,000            0
    75                  0         11,000             0        200,000     100,000     189,830       200,000            0
    76                  0         11,000             0        200,000     100,000     189,830       200,000            0
    77                  0         11,000             0        200,000     100,000     189,830       200,000            0
    78                  0         11,000             0        200,000     100,000     189,830       200,000            0
    79                  0         11,000             0        200,000     100,000     189,830       200,000            0
    80                  0         11,000             0        200,000     100,000     189,830       200,000            0
    81                  0         11,000             0        200,000     100,000     189,830       200,000            0
    82                  0         11,000             0        200,000     100,000     189,830       200,000            0
    83                  0         11,000             0        200,000     100,000     189,830       200,000            0
    84                  0         11,000             0        200,000     100,000     189,830       200,000            0
    85                  0         11,000             0        200,000     100,000     189,830       200,000            0
    86                  0         11,000             0        200,000     100,000     189,830       200,000            0
    87                  0         11,000             0        200,000     100,000     189,830       200,000            0
    88                  0         11,000             0        200,000     100,000     189,830       200,000            0
    89                  0         11,000             0        200,000     100,000     189,830       200,000            0
    90                  0         11,000             0        200,000     100,000     189,830       200,000            0
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    55           $100,000        $     0       $96,823       $100,000    $100,000    $106,000      $106,000     $100,000
    56             96,823              0        93,652        100,000     100,000     112,360       112,360      100,000
    57             93,652              0        90,481        100,000     100,000     119,102       119,102      100,000
    58             90,481              0        87,308        100,000     100,000     126,248       126,248      100,000
    59             87,308              0        84,129        100,000     100,000     133,823       133,823      100,000
    60             84,129              0        80,939        100,000     100,000     141,852       141,852      100,000
    61             80,939              0        77,734        100,000     100,000     150,363       150,363      100,000
    62             77,734              0        74,511        100,000     100,000     159,385       159,385      100,000
    63             74,511              0        71,263        100,000     100,000     168,948       168,948      100,000
    64             71,263              0        67,987        100,000     100,000     179,085       179,085      100,000
    65             67,987         11,000        53,653        200,000     100,000     189,830       200,000       89,000
    66             53,653         11,000        39,518        200,000     100,000     189,830       200,000       78,000
    67             39,518         11,000        25,687        200,000     100,000     189,830       200,000       67,000
    68             25,687         11,000        12,154        200,000     100,000     189,830       200,000       56,000
    69             12,154         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                  0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                  0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                  0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                  0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                  0         11,000             0        200,000     100,000     189,830       200,000            0
    75                  0         11,000             0        200,000     100,000     189,830       200,000            0
    76                  0         11,000             0        200,000     100,000     189,830       200,000            0
    77                  0         11,000             0        200,000     100,000     189,830       200,000            0
    78                  0         11,000             0        200,000     100,000     189,830       200,000            0
    79                  0         11,000             0        200,000     100,000     189,830       200,000            0
    80                  0         11,000             0        200,000     100,000     189,830       200,000            0
    81                  0         11,000             0        200,000     100,000     189,830       200,000            0
    82                  0         11,000             0        200,000     100,000     189,830       200,000            0
    83                  0         11,000             0        200,000     100,000     189,830       200,000            0
    84                  0         11,000             0        200,000     100,000     189,830       200,000            0
    85                  0         11,000             0        200,000     100,000     189,830       200,000            0
    86                  0         11,000             0        200,000     100,000     189,830       200,000            0
    87                  0         11,000             0        200,000     100,000     189,830       200,000            0
    88                  0         11,000             0        200,000     100,000     189,830       200,000            0
    89                  0         11,000             0        200,000     100,000     189,830       200,000            0
    90                  0         11,000             0        200,000     100,000     189,830       200,000            0
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    52           $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    53            106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    54            114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    55            122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    56            131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    57            140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    58            149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    59            160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    60            171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    61            183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    62            196,456              0        210,180       100,000     196,456     208,243       208,243      210,180
    63            210,180              0        224,863       100,000     210,180     222,791       222,791      224,863
    64            224,863              0        240,572       100,000     224,863     238,355       238,355      240,572
    65            240,572         14,025        243,353       200,000     240,572     255,006       255,006      243,353
    66            243,353         14,025        246,302       200,000     243,353     255,006       255,006      246,302
    67            246,302         14,025        249,486       200,000     246,302     255,006       255,006      249,486
    68            249,486         14,025        252,926       200,000     249,486     255,006       255,006      252,926
    69            252,926         14,025        256,640       200,000     252,926     255,006       255,006      256,640
    70            256,640         24,115        250,546       200,000     256,640     255,006       256,640      250,546
    71            250,546         13,573        254,603       192,324     246,790     245,219       246,790      254,603
    72            254,603         14,003        260,968       192,324     254,603     245,219       254,603      260,968
    73            260,968         14,353        267,492       192,324     260,968     245,219       260,968      267,492
    74            267,492         14,712        274,180       192,324     267,492     245,219       267,492      274,180
    75            274,180         15,080        281,034       192,324     274,180     245,219       274,180      281,034
    76            281,034         15,457        288,060       192,324     281,034     245,219       281,034      288,060
    77            288,060         15,843        295,261       192,324     288,060     245,219       288,060      295,261
    78            295,261         16,239        302,643       192,324     295,261     245,219       295,261      302,643
    79            302,643         16,645        310,209       192,324     302,643     245,219       302,643      310,209
    80            310,209         17,061        317,964       192,324     310,209     245,219       310,209      317,964
    81            317,964         17,488        325,913       192,324     317,964     245,219       317,964      325,913
    82            325,913         17,925        334,061       192,324     325,913     245,219       325,913      334,061
    83            334,061         18,373        342,413       192,324     334,061     245,219       334,061      342,413
    84            342,413         18,833        350,973       192,324     342,413     245,219       342,413      350,973
    85            350,973         19,304        359,747       192,324     350,973     245,219       350,973      359,747
    86            359,747         19,786        368,741       192,324     359,747     245,219       359,747      368,741
    87            368,741         20,281        377,960       192,324     368,741     245,219       368,741      377,960
    88            377,960         20,788        387,409       192,324     377,960     245,219       377,960      387,409
    89            387,409         21,307        397,094       192,324     387,409     245,219       387,409      397,094
    90            397,094         21,840        407,021       192,324     397,094     245,219       397,094      407,021
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    73            106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    74            114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    75            122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    76            131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    77            140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    78            149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    79            160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    80            171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    81            183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    82            196,456         14,577        195,603       200,000     196,456     208,243       208,243      195,603
    83            195,603         14,577        194,638       200,000     196,456     208,243       208,243      194,638
    84            194,638         14,577        193,595       200,000     196,456     208,243       208,243      193,595
    85            193,595         14,577        192,469       200,000     196,456     208,243       208,243      192,469
    86            192,469         14,577        191,253       200,000     196,456     208,243       208,243      191,253
    87            191,253         14,577        189,939       200,000     196,456     208,243       208,243      189,939
    88            189,939         14,577        188,521       200,000     196,456     208,243       208,243      188,521
    89            188,521         14,577        186,988       200,000     196,456     208,243       208,243      186,988
    90            186,988         14,577        185,334       200,000     196,456     208,243       208,243      185,334
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $100,000        $     0       $106,471      $100,000    $100,000    $106,000      $106,000     $106,471
    73            106,471              0        113,394       100,000     106,471     112,859       112,859      113,394
    74            113,394              0        120,801       100,000     113,394     120,198       120,198      120,801
    75            120,801              0        128,726       100,000     120,801     128,049       128,049      128,726
    76            128,726              0        137,203       100,000     128,726     136,449       136,449      137,203
    77            137,203              0        146,274       100,000     137,203     145,436       145,436      146,274
    78            146,274              0        155,977       100,000     146,274     155,050       155,050      155,977
    79            155,977              0        166,359       100,000     155,977     165,336       165,336      166,359
    80            166,359              0        177,466       100,000     166,359     176,340       176,340      177,466
    81            177,466              0        189,349       100,000     177,466     188,114       188,114      189,349
    82            189,349         14,050        188,012       200,000     189,349     200,710       200,710      188,012
    83            188,012         14,050        186,598       200,000     189,349     200,710       200,710      186,598
    84            186,598         14,050        185,143       200,000     189,349     200,710       200,710      185,143
    85            185,143         14,050        183,644       200,000     189,349     200,710       200,710      183,644
    86            183,644         14,050        182,097       200,000     189,349     200,710       200,710      182,097
    87            182,097         14,050        180,499       200,000     189,349     200,710       200,710      180,499
    88            180,499         14,050        178,845       200,000     189,349     200,710       200,710      178,845
    89            178,845         14,050        177,132       200,000     189,349     200,710       200,710      177,132
    90            177,132         14,050        175,290       200,000     189,349     200,710       200,710      175,290
--------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008


Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.


You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

Investment Strategy for Lifetime Income Plus 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus 2008 is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;



       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.


Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.


Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

Purchase Payments. Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. You must allocate all assets to the prescribed Investment Strategy.


Important Note. We reserve the right to not adjust the Withdrawal Base, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.


Reset of the Benefit. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2008 and while the rider is in effect.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.


Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.


Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit
       Single Annuitant Contract   0.75% of benefit base
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
       Single Annuitant Contract   0.75% of benefit base plus 0.15% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base plus 0.15% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
       Single Annuitant Contract   0.75% of benefit base plus 0.40% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base plus 0.40% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the

Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Examples

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    53           $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    54             97,205             --        94,418        100,000     112,360       112,360      100,000
    55             94,418             --        91,637        100,000     119,102       119,102      100,000
    56             91,637             --        88,857        100,000     126,248       126,248      100,000
    57             88,857             --        86,076        100,000     133,823       133,823      100,000
    58             86,076             --        83,291        100,000     141,852       141,852      100,000
    59             83,291             --        80,497        100,000     150,363       150,363      100,000
    60             80,497             --        77,692        100,000     159,385       159,385      100,000
    61             77,692             --        74,871        100,000     168,948       168,948      100,000
    62             74,871             --        72,030        100,000     179,085       179,085      100,000
    63             72,030             --        69,166        100,000     189,830       189,830      100,000
    64             69,166             --        66,274        100,000     201,220       201,220      100,000
    65             66,274        $11,731        51,617        100,000     213,293       213,293       81,482
    66             51,617         11,731        37,254        100,000     213,293       213,293       61,968
    67             37,254         11,731        23,178        100,000     213,293       213,293       41,144
    68             23,178         11,731         9,384        100,000     213,293       213,293       18,285
    69              9,384         11,731            --        100,000     213,293       213,293           --
    70                 --         11,731            --        100,000     213,293       213,293           --
    71                 --         11,731            --        100,000     213,293       213,293           --
    72                 --         11,731            --        100,000     213,293       213,293           --
    73                 --         11,731            --        100,000     213,293       213,293           --
    74                 --         11,731            --        100,000     213,293       213,293           --
    75                 --         11,731            --        100,000     213,293       213,293           --
    76                 --         11,731            --        100,000     213,293       213,293           --
    77                 --         11,731            --        100,000     213,293       213,293           --
    78                 --         11,731            --        100,000     213,293       213,293           --
    79                 --         11,731            --        100,000     213,293       213,293           --
    80                 --         11,731            --        100,000     213,293       213,293           --
    81                 --         11,731            --        100,000     213,293       213,293           --
    82                 --         11,731            --        100,000     213,293       213,293           --
    83                 --         11,731            --        100,000     213,293       213,293           --
    84                 --         11,731            --        100,000     213,293       213,293           --
    85                 --         11,731            --        100,000     213,293       213,293           --
    86                 --         11,731            --        100,000     213,293       213,293           --
    87                 --         11,731            --        100,000     213,293       213,293           --
    88                 --         11,731            --        100,000     213,293       213,293           --
    89                 --         11,731            --        100,000     213,293       213,293           --
    90                 --         11,731            --        100,000     213,293       213,293           --
--------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    53           $100,000             --       $97,055       $100,000    $106,000      $106,000     $100,000
    54             97,055             --        94,121        100,000     112,360       112,360      100,000
    55             94,121             --        91,196        100,000     119,102       119,102      100,000
    56             91,196             --        88,275        100,000     126,248       126,248      100,000
    57             88,275             --        85,356        100,000     133,823       133,823      100,000
    58             85,356             --        82,435        100,000     141,852       141,852      100,000
    59             82,435             --        79,508        100,000     150,363       150,363      100,000
    60             79,508             --        76,573        100,000     159,385       159,385      100,000
    61             76,573             --        73,624        100,000     168,948       168,948      100,000
    62             73,624             --        70,658        100,000     179,085       179,085      100,000
    63             70,658             --        67,672        100,000     189,830       189,830      100,000
    64             67,672             --        64,659        100,000     201,220       201,220      100,000
    65             64,659        $11,731        49,903        100,000     213,293       213,293       88,269
    66             49,903         11,731        35,459        100,000     213,293       213,293       76,538
    67             35,459         11,731        21,322        100,000     213,293       213,293       64,807
    68             21,322         11,731         7,485        100,000     213,293       213,293       53,076
    69              7,485         11,731            --        100,000     213,293       213,293       41,344
    70                 --         11,731            --        100,000     213,293       213,293       29,613
    71                 --         11,731            --        100,000     213,293       213,293       17,882
    72                 --         11,731            --        100,000     213,293       213,293        6,151
    73                 --         11,731            --        100,000     213,293       213,293           --
    74                 --         11,731            --        100,000     213,293       213,293           --
    75                 --         11,731            --        100,000     213,293       213,293           --
    76                 --         11,731            --        100,000     213,293       213,293           --
    77                 --         11,731            --        100,000     213,293       213,293           --
    78                 --         11,731            --        100,000     213,293       213,293           --
    79                 --         11,731            --        100,000     213,293       213,293           --
    80                 --         11,731            --        100,000     213,293       213,293           --
    81                 --         11,731            --        100,000     213,293       213,293           --
    82                 --         11,731            --        100,000     213,293       213,293           --
    83                 --         11,731            --        100,000     213,293       213,293           --
    84                 --         11,731            --        100,000     213,293       213,293           --
    85                 --         11,731            --        100,000     213,293       213,293           --
    86                 --         11,731            --        100,000     213,293       213,293           --
    87                 --         11,731            --        100,000     213,293       213,293           --
    88                 --         11,731            --        100,000     213,293       213,293           --
    89                 --         11,731            --        100,000     213,293       213,293           --
    90                 --         11,731            --        100,000     213,293       213,293           --
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    73           $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    74             97,205             --        94,418        100,000     112,360       112,360      100,000
    75             94,418             --        91,637        100,000     119,102       119,102      100,000
    76             91,637             --        88,857        100,000     126,248       126,248      100,000
    77             88,857             --        86,076        100,000     133,823       133,823      100,000
    78             86,076             --        83,291        100,000     141,852       141,852      100,000
    79             83,291             --        80,497        100,000     150,363       150,363      100,000
    80             80,497             --        77,692        100,000     159,385       159,385      100,000
    81             77,692             --        74,871        100,000     168,948       168,948      100,000
    82             74,871        $12,536        59,494        100,000     179,085       179,085       82,596
    83             59,494         12,536        44,426        100,000     179,085       179,085       64,419
    84             44,426         12,536        29,658        100,000     179,085       179,085       45,280
    85             29,658         12,536        15,186        100,000     179,085       179,085       24,804
    86             15,186         12,536         1,003        100,000     179,085       179,085        1,837
    87              1,003         12,536            --        100,000     179,085       179,085           --
    88                 --         12,536            --        100,000     179,085       179,085           --
    89                 --         12,536            --        100,000     179,085       179,085           --
    90                 --         12,536            --        100,000     179,085       179,085           --
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    73           $100,000             --       $96,805       $100,000    $106,000      $106,000     $100,000
    74             96,805             --        93,626        100,000     112,360       112,360      100,000
    75             93,626             --        90,460        100,000     119,102       119,102      100,000
    76             90,460             --        87,304        100,000     126,248       126,248      100,000
    77             87,304             --        84,155        100,000     133,823       133,823      100,000
    78             84,155             --        81,008        100,000     141,852       141,852      100,000
    79             81,008             --        77,860        100,000     150,363       150,363      100,000
    80             77,860             --        74,707        100,000     159,385       159,385      100,000
    81             74,707             --        71,546        100,000     168,948       168,948      100,000
    82             71,546        $12,536        55,886        100,000     179,085       179,085       87,464
    83             55,886         12,536        40,590        100,000     179,085       179,085       74,928
    84             40,590         12,536        25,649        100,000     179,085       179,085       62,392
    85             25,649         12,536        11,058        100,000     179,085       179,085       49,856
    86             11,058         12,536            --        100,000     179,085       179,085       37,320
    87                 --         12,536            --        100,000     179,085       179,085       24,784
    88                 --         12,536            --        100,000     179,085       179,085       12,248
    89                 --         12,536            --        100,000     179,085       179,085           --
    90                 --         12,536            --        100,000     179,085       179,085           --
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    66           $100,000        $5,830        $101,375      $100,000    $106,000      $106,000     $101,375
    67            101,375         5,830         102,860       101,375     106,000       106,000      102,860
    68            102,860         5,830         104,464       102,860     106,000       106,000      104,464
    69            104,464         5,830         106,196       104,464     106,000       106,000      106,196
    70            106,196         5,841         108,054       106,196     106,000       106,196      108,054
    71            108,054         5,943         109,945       108,054     106,000       108,054      109,945
    72            109,945         6,047         111,869       109,945     106,000       109,945      111,869
    73            111,869         6,153         113,827       111,869     106,000       111,869      113,827
    74            113,827         6,260         115,819       113,827     106,000       113,827      115,819
    75            115,819         6,370         117,846       115,819     106,000       115,819      117,846
    76            117,846         6,482         119,908       117,846     106,000       117,846      119,908
    77            119,908         6,595         122,007       119,908     106,000       119,908      122,007
    78            122,007         6,710         124,142       122,007     106,000       122,007      124,142
    79            124,142         6,828         126,314       124,142     106,000       124,142      126,314
    80            126,314         6,947         128,525       126,314     106,000       126,314      128,525
    81            128,525         7,069         130,774       128,525     106,000       128,525      130,774
    82            130,774         7,193         133,062       130,774     106,000       130,774      133,062
    83            133,062         7,318         135,391       133,062     106,000       133,062      135,391
    84            135,391         7,447         137,760       135,391     106,000       135,391      137,760
    85            137,760         7,577         140,171       137,760     106,000       137,760      140,171
    86            140,171         7,709         142,624       140,171     106,000       140,171      142,624
    87            142,624         7,844         145,120       142,624     106,000       142,624      145,120
    88            145,120         7,982         147,660       145,120     106,000       145,120      147,660
    89            147,660         8,121         150,244       147,660     106,000       147,660      150,244
    90            150,244         8,263         152,873       150,244     106,000       150,244      152,873
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    66           $100,000        $5,830        $101,223      $100,000    $106,000      $106,000     $101,223
    67            101,223         5,830         102,541       101,223     106,000       106,000      102,541
    68            102,541         5,830         103,963       102,541     106,000       106,000      103,963
    69            103,963         5,830         105,496       103,963     106,000       106,000      105,496
    70            105,496         5,830         107,148       105,496     106,000       106,000      107,148
    71            107,148         5,893         108,859       107,148     106,000       107,148      108,859
    72            108,859         5,987         110,596       108,859     106,000       108,859      110,596
    73            110,596         6,083         112,361       110,596     106,000       110,596      112,361
    74            112,361         6,180         114,153       112,361     106,000       112,361      114,153
    75            114,153         6,278         115,974       114,153     106,000       114,153      115,974
    76            115,974         6,379         117,824       115,974     106,000       115,974      117,824
    77            117,824         6,480         119,703       117,824     106,000       117,824      119,703
    78            119,703         6,584         121,611       119,703     106,000       119,703      121,611
    79            121,611         6,689         123,550       121,611     106,000       121,611      123,550
    80            123,550         6,795         125,519       123,550     106,000       123,550      125,519
    81            125,519         6,904         127,520       125,519     106,000       125,519      127,520
    82            127,520         7,014         129,552       127,520     106,000       127,520      129,552
    83            129,552         7,125         131,616       129,552     106,000       129,552      131,616
    84            131,616         7,239         133,712       131,616     106,000       131,616      133,712
    85            133,712         7,354         135,842       133,712     106,000       133,712      135,842
    86            135,842         7,471         138,005       135,842     106,000       135,842      138,005
    87            138,005         7,590         140,203       138,005     106,000       138,005      140,203
    88            140,203         7,711         142,435       140,203     106,000       140,203      142,435
    89            142,435         7,834         144,702       142,435     106,000       142,435      144,702
    90            144,702         7,959         147,005       144,702     106,000       144,702      147,005
--------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007


Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:


  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.


Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.


Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, but the Rider Death Benefit will be increased only by 50% of the purchase payment.


Important Note. We reserve the right to not adjust the Withdrawal Base, Rider Death Benefit, and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.


Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the

Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. The restore feature under this rider may be used only once and is not available on or after the latest permitted Annuity Commencement Date.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

Reset. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home Office to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2007 and while the rider is in effect.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum, calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under this provision. The Rider Death Benefit will be reduced by each payment. The Rider Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.


Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.


When the Rider is Effective

If available, Lifetime Income Plus 2007 must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Examples

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                               Withdrawals                  Withdrawal    Roll-Up   Rider Death
  Age -      Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year  Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
-----------------------------------------------------------------------------------------------
    63           $100,000            --        $98,000       $100,000    $105,000    $100,000
    64             98,000            --         96,040        100,000     110,000     100,000
    65             96,040            --         94,119        100,000     115,000     100,000
    66             94,119            --         92,237        100,000     120,000     100,000
    67             92,237            --         90,392        100,000     125,000     100,000
    68             90,392            --         88,584        100,000     130,000     100,000
    69             88,584            --         86,813        100,000     135,000     100,000
    70             86,813        $8,400         76,676        100,000     140,000      91,600
    71             76,676         8,400         66,743        100,000     140,000      83,200
    72             66,743         8,400         57,008        100,000     140,000      74,800
    73             57,008         8,400         47,468        100,000     140,000      66,400
    74             47,468         8,400         38,118        100,000     140,000      58,000
    75             38,118         8,400         28,956        100,000     140,000      49,600
    76             28,956         8,400         19,977        100,000     140,000      41,200
    77             19,977         8,400         11,177        100,000     140,000      32,800
    78             11,177         8,400          2,554        100,000     140,000      24,400
    79              2,554         8,400             --        100,000     140,000      16,000
    80                 --         8,400             --        100,000     140,000       7,600
    81                 --         8,400             --        100,000     140,000          --
    82                 --         8,400             --        100,000     140,000          --
    83                 --         8,400             --        100,000     140,000          --
    84                 --         8,400             --        100,000     140,000          --
    85                 --         8,400             --        100,000     140,000          --
    86                 --         8,400             --        100,000     140,000          --
    87                 --         8,400             --        100,000     140,000          --
    88                 --         8,400             --        100,000     140,000          --
    89                 --         8,400             --        100,000     140,000          --
    90                 --         8,400             --        100,000     140,000          --
-----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                               Withdrawals                  Withdrawal    Roll-Up   Rider Death
  Age -      Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year  Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
-----------------------------------------------------------------------------------------------
    78           $100,000            --        $98,000       $100,000    $105,000    $100,000
    79             98,000            --         96,040        100,000     110,000     100,000
    80             96,040            --         94,119        100,000     115,000     100,000
    81             94,119            --         92,237        100,000     120,000     100,000
    82             92,237        $8,750         81,642        100,000     125,000      91,250
    83             81,642         8,750         71,259        100,000     125,000      82,500
    84             71,259         8,750         61,084        100,000     125,000      73,750
    85             61,084         8,750         51,112        100,000     125,000      65,000
    86             51,112         8,750         41,340        100,000     125,000      56,250
    87             41,340         8,750         31,763        100,000     125,000      47,500
    88             31,763         8,750         22,378        100,000     125,000      38,750
    89             22,378         8,750         13,180        100,000     125,000      30,000
    90             13,180         8,750          4,167        100,000     125,000      21,250
-----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                               Withdrawals                  Withdrawal    Roll-Up   Rider Death
  Age -      Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year  Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
-----------------------------------------------------------------------------------------------
    66           $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67            102,225         5,775         104,628       102,225     105,000     104,628
    68            104,628         5,775         107,223       104,628     105,000     107,223
    69            107,223         5,897         109,904       107,223     105,000     109,904
    70            109,904         6,045         112,651       109,904     105,000     112,651
    71            112,651         6,196         115,468       112,651     105,000     115,468
    72            115,468         6,351         118,354       115,468     105,000     118,354
    73            118,354         6,509         121,313       118,354     105,000     121,313
    74            121,313         6,672         124,346       121,313     105,000     124,346
    75            124,346         6,839         127,455       124,346     105,000     127,455
    76            127,455         7,010         130,641       127,455     105,000     130,641
    77            130,641         7,185         133,907       130,641     105,000     133,907
    78            133,907         7,365         137,255       133,907     105,000     137,255
    79            137,255         7,549         140,686       137,255     105,000     140,686
    80            140,686         7,738         144,203       140,686     105,000     144,203
    81            144,203         7,931         147,808       144,203     105,000     147,808
    82            147,808         8,129         151,504       147,808     105,000     151,504
    83            151,504         8,333         155,291       151,504     105,000     155,291
    84            155,291         8,541         159,174       155,291     105,000     159,174
    85            159,174         8,755         163,153       159,174     105,000     163,153
    86            163,153         8,973         167,232       163,153     105,000     167,232
    87            167,232         9,198         171,412       167,232     105,000     171,412
    88            171,412         9,428         175,698       171,412     105,000     175,698
    89            175,698         9,663         180,090       175,698     105,000     180,090
    90            180,090         9,905         184,592       180,090     105,000     184,592
-----------------------------------------------------------------------------------------------

Lifetime Income Plus

For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

The disclosure for Lifetime Income Plus in this section applies to contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications. For contracts issued prior to that date, please see the disclosure for Lifetime Income Plus in the following section.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.


Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:


  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.


Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.


Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

Reset. For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.
There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:


           Restore Provision                         Reset Provision
---------------------------------------------------------------------------------
You may restore on a contract            You may reset on a contract anniversary
anniversary once during the life of      periodically after your Benefit Date.
this rider.
---------------------------------------------------------------------------------
You must allocate all assets to the      You must allocate all assets to the
prescribed Investment Strategy in        prescribed Investment Strategy
effect as of the last Benefit Date       available as of the date of the reset.
prior to the reduction in benefits.
---------------------------------------------------------------------------------
Your rider charge assessed will remain   Your rider charge may increase, not to
the same as the charge that was in       exceed an annualized rate of 2.00% of
effect as of your last Benefit Date      assets in the Separate Account,
prior to the reduction in benefits.      calculated on a daily basis.
---------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser  Your Withdrawal Base will be reset to
of the current Contract Value and your   equal your Contract Value as of the
prior Withdrawal Base.                   date you reset your benefit.
---------------------------------------------------------------------------------
The Withdrawal Factor will be restored   The Withdrawal Factor will be reset to
to 100% of the original age Withdrawal   100% of the original age Withdrawal
Factor.                                  Factor.
---------------------------------------------------------------------------------
The Rider Death Benefit will be the      The Rider Death Benefit will be the
lesser of Contract Value and total       lesser of Contract Value and total
purchase payments less Gross             purchase payments less Gross
Withdrawals.                             Withdrawals.
---------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is older than age 85 on the contract anniversary. We reserve the right to limit the restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and
(iii) if your contract restricts resets to a frequency of three years, you will not be able to again reset your benefit for three years. Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event or if your Contract Value becomes zero, your contract and all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the last death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under the supplemental contract. The Rider Death Benefit will be reduced by each payment made under the supplemental contract. The Rider Death Benefit, if any, will be payable on the last death of an Annuitant.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross

Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.


Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.


When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Death Provisions

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
  Age  Beginning of Year End of Year   End of Year    End of Year End of Year
  ---------------------------------------------------------------------------
  65       $100,000        $5,500        $92,500       $100,000     $94,500
  66         92,500         5,500         85,150        100,000      89,000
  67         85,150         5,500         77,947        100,000      83,500
  68         77,947         5,500         70,888        100,000      78,000
  69         70,888         5,500         63,970        100,000      72,500
  70         63,970         5,500         57,191        100,000      67,000
  71         57,191         5,500         50,547        100,000      61,500
  72         50,547         5,500         44,036        100,000      56,000
  73         44,036         5,500         37,655        100,000      50,500
  74         37,655         5,500         31,402        100,000      45,000
  75         31,402         5,500         25,274        100,000      39,500
  76         25,274         5,500         19,269        100,000      34,000
  77         19,269         5,500         13,383        100,000      28,500
  78         13,383         5,500          7,616        100,000      23,000
  79          7,616         5,500             --        100,000      17,500
  80             --         5,500             --        100,000      12,000
  81             --         5,500             --        100,000       6,500
  82             --         5,500             --        100,000       1,000
  83             --         5,500             --        100,000          --
  84             --         5,500             --        100,000          --
  85             --         5,500             --        100,000          --
  86             --         5,500             --        100,000          --
  87             --         5,500             --        100,000          --
  88             --         5,500             --        100,000          --
  89             --         5,500             --        100,000          --
  ---------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base every contract anniversary; and

   (8) the owner dies upon reaching age 90.

                       Withdrawals                     Withdrawal     Rider Death
     Contract Value -    Taken -   Contract Value -      Base -        Benefit -
Age  Beginning of Year End of Year   End of Year    Beginning of Year End of Year
---------------------------------------------------------------------------------
65       $100,000        $5,500        $102,500         $100,000        $94,500
66        102,500         5,638         105,063          102,500         88,863
67        105,063         5,778         107,689          105,063         83,084
68        107,689         5,923         110,381          107,689         77,161
69        110,381         6,071         113,141          110,381         71,090
70        113,141         6,223         115,969          113,141         64,867
71        115,969         6,378         118,869          115,969         58,489
72        118,869         6,538         121,840          118,869         51,951
73        121,840         6,701         124,886          121,840         45,250
74        124,886         6,869         128,008          124,886         38,381
75        128,008         7,040         131,209          128,008         31,341
76        131,209         7,216         134,489          131,209         24,124
77        134,489         7,397         137,851          134,489         16,728
78        137,851         7,582         141,297          137,851          9,146
79        141,297         7,771         144,830          141,297          1,374
80        144,830         7,966         148,451          144,830             --
81        148,451         8,165         152,162          148,451             --
82        152,162         8,369         155,966          152,162             --
83        155,966         8,578         159,865          155,966             --
84        159,865         8,793         163,862          159,865             --
85        163,862         9,012         167,958          163,862             --
86        167,958         9,238         172,157          167,958             --
87        172,157         9,469         176,461          172,157             --
88        176,461         9,705         180,873          176,461             --
89        180,873         9,948         185,394          180,873             --
---------------------------------------------------------------------------------

Lifetime Income Plus

For contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

The disclosure for Lifetime Income Plus in this section applies to contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued after that date, please see the disclosure for Lifetime Income Plus in the previous section.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.


Lifetime Income Plus provides guaranteed withdrawals until the first death of an Annuitant, with upside potential, provided you meet certain conditions. If you:


  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the first death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal or the Valuation Day when the Contract Value is reduced to zero. Age will be determined as of the later of the Contract Date and the previous contract anniversary.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received (see "Purchase Payments" below). Your Withdrawal Base can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Death Provisions Under Lifetime Income Plus. This rider provides a death benefit equal to purchase payments, minus Gross Withdrawals (the "Rider Death Benefit"). At the death of any Annuitant, a death benefit is payable under the contract. The death benefit payable is the greatest of (a), (b), and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Rider Death Benefit;

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid in accordance with the distribution rules under the contract. (See the "Distribution Rules When Death Occurs Before Income Payments Begin" in this prospectus.)

If the designated beneficiary is a surviving spouse whose age is at least 60 and not more than 85 on the date of the death of the first Annuitant, and such spouse elects to continue the contract as the new owner, this rider will continue. As of the first Valuation Day on which we have receipt of due proof of death and all required forms at our Home Office, the Withdrawal Base for the new owner will be the equal to the death benefit as calculated in the paragraph above.

The new Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the surviving spouse cannot or does not, continue the rider, or if the designated beneficiary is not a spouse, the rider and the rider charge will terminate on the next contract anniversary.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

If you have not allocated assets to a prescribed Investment Strategy, which consequently caused a reduction in your Withdrawal Factor and Rider Death Benefit and then you make a subsequent purchase payment, only 50% of the subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.


Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.


Restoration or Reset of the Benefit. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

You may also reset your Withdrawal Base to the Contract Value as of the contract anniversary, at least three years after your Benefit Date. We may assess an increased charge, not to exceed an annualized rate of 2.00% of your assets in the Separate Account.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:


           Restore Provision                         Reset Provision
---------------------------------------------------------------------------------
May only be restored one time and must   May be reset on any contract
be restored on a contract anniversary    anniversary at least three years after
                                         your Benefit Date
---------------------------------------------------------------------------------
You must allocate all assets to the      You must allocate all assets to the
prescribed Investment Strategy in        prescribed Investment Strategy
effect as of the last Benefit Date       available as of the date of the reset
prior to the reduction in benefits
---------------------------------------------------------------------------------
Your rider charge assessed will remain   Your rider charge may increase, not to
the same as the charge that was in       exceed an annualized rate of 2.00% of
effect as of your last Benefit Date      assets in the Separate Account,
prior to the reduction in benefits       calculated on a daily basis
---------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser  Your Withdrawal Base will be reset to
of the current Contract Value and your   equal your Contract Value as of the
prior Withdrawal Base                    date you reset your benefit
---------------------------------------------------------------------------------
The Withdrawal Factor will be restored   The Withdrawal Factor will be reset to
to 100% of the original age Withdrawal   100% of the original age Withdrawal
Factor                                   Factor
---------------------------------------------------------------------------------
The Rider Death Benefit will be the      The Rider Death Benefit will be the
lesser of Contract Value and total       lesser of Contract Value and total
purchase payments, less Gross            purchase payments, less Gross
Withdrawals                              Withdrawals
---------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of a new Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit only once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is age 86 or older on the contract anniversary prior to the receipt of that request. We reserve the right to limit the next available restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and
(iii) you will not be able to again reset your benefit for three years. Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals. If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the first death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100.


Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.


When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date.

On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and more favorable tax treatment than payments made under this rider.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) until the Contract Value reduces to below $5,000, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
  Age  Beginning of Year End of Year   End of Year    End of Year End of Year
  ---------------------------------------------------------------------------
  65       $100,000        $5,000        $93,000       $100,000     $95,000
  66         93,000         5,000         86,140        100,000      90,000
  67         86,140         5,000         79,417        100,000      85,000
  68         79,417         5,000         72,829        100,000      80,000
  69         72,829         5,000         66,372        100,000      75,000
  70         66,372         5,000         60,045        100,000      70,000
  71         60,045         5,000         53,844        100,000      65,000
  72         53,844         5,000         47,767        100,000      60,000
  73         47,767         5,000         41,812        100,000      55,000
  74         41,812         5,000         35,975        100,000      50,000
  75         35,975         5,000         30,256        100,000      45,000
  76         30,256         5,000         24,651        100,000      40,000
  77         24,651         5,000         19,158        100,000      35,000
  78         19,158         5,000         13,775        100,000      30,000
  79         13,775         5,000          8,499        100,000      25,000
  80          8,499         5,000             --        100,000      20,000
  81             --         5,000             --        100,000      15,000
  82             --         5,000             --        100,000      10,000
  83             --         5,000             --        100,000       5,000
  84             --         5,000             --        100,000          --
  85             --         5,000             --        100,000          --
  86             --         5,000             --        100,000          --
  87             --         5,000             --        100,000          --
  88             --         5,000             --        100,000          --
  89             --         5,000             --        100,000          --
  ---------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) for the rest of the owner's life;

   (7) the owner dies upon reaching age 90; and

   (8) the Withdrawal Base is reset every three contract anniversaries.

                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
  Age  Beginning of Year End of Year   End of Year    End of Year End of Year
  ---------------------------------------------------------------------------
  65       $100,000        $ 5,000       $103,000      $100,000     $95,000
  66        103,000          5,150        106,090       100,000      89,850
  67        106,090          5,305        109,273       100,000      84,546
  68        109,273          5,464        112,551       109,273      79,082
  69        112,551          5,628        115,927       109,273      73,454
  70        115,927          5,796        119,405       109,273      67,658
  71        119,405          5,970        122,987       119,405      61,688
  72        122,987          6,149        126,677       119,405      55,538
  73        126,677          6,334        130,477       119,405      49,204
  74        130,477          6,524        134,392       130,477      42,681
  75        134,392          6,720        138,423       130,477      35,961
  76        138,423          6,921        142,576       130,477      29,040
  77        142,576          7,129        146,853       142,576      21,911
  78        146,853          7,343        151,259       142,576      14,568
  79        151,259          7,563        155,797       142,576       7,005
  80        155,797          7,790        160,471       155,797          --
  81        160,471          8,024        165,285       155,797          --
  82        165,285          8,264        170,243       155,797          --
  83        170,243          8,512        175,351       170,243          --
  84        175,351          8,768        180,611       170,243          --
  85        180,611          9,031        186,029       170,243          --
  86        186,029          9,301        191,610       186,029          --
  87        191,610          9,581        197,359       186,029          --
  88        197,359          9,868        203,279       186,029          --
  89        203,279         10,164        209,378       203,279          --
  ---------------------------------------------------------------------------

Guaranteed Withdrawal Advantage

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.


Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. If you:


  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount less than or equal to the Withdrawal Limit;

you will be eligible to receive total Gross Withdrawals at least equal to your protected amount, even if your Contract Value reduces to zero.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is equal to (a) multiplied by (b), where:

   (a) is the protected amount; and

   (b) is the Withdrawal Factor for the wait period.

The wait period is the number of completed months from the later of the Benefit Date and the Valuation Day of the most recent purchase payment to the Valuation Day of the first withdrawal after that date.

Protected Amount. Your protected amount is used to calculate the Withdrawal Limit, which is the total amount you may withdraw in a Benefit Year without reducing the benefits provided under this rider. Your initial protected amount equals purchase payments applied to the contract on the Contract Date. The protected amount does not change unless:

  .  an additional purchase payment is applied to your protected amount; or

  .  you elect to reset the protected amount.

Your protected amount can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Your initial remaining amount is equal to your initial protected amount.

Subsequent Purchase Payments. Any additional purchase payment applied to your contract will adjust your protected amount and remaining amount. If you have allocated assets in accordance with the prescribed Investment Strategy since the Benefit Date, the protected amount and remaining amount will be increased by the subsequent purchase payment. Otherwise, both the protected amount and the remaining amount will be increased only by 50% of the purchase payment.


Important Note. We reserve the right to not adjust protected amounts and remaining amounts for any additional purchase payments. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Guaranteed Withdrawal Advantage that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your protected amount and remaining amount, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Guaranteed Withdrawal Advantage, because it is less likely that your Contract Value will be less than the protected amount or remaining amount, as the case may be. Before making purchase payments that do not increase the protected amount and remaining amount, you should consider that: (i) the guaranteed amounts provided by the protected amount and remaining amount will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the protected amount and remaining amount.


Reset. On any monthly anniversary after five complete years from your Benefit Date, you may elect to reset your benefit and to participate in the Investment Strategy available at that time, provided we receive written notice of your election at our Home Office. If you do, we will as of that reset date:

  .  reset the protected amount and remaining amount to equal your Contract
     Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

We reserve the right to limit the next available reset date to an anniversary on or after five complete years from the Benefit Date.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the

Withdrawal Limit, the remaining amount is reduced by the Gross Withdrawal.

If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year, is in excess of the Withdrawal Limit, your remaining amount is reduced, causing a reduction in your total benefits provided under this rider. The new remaining amount equals the lesser of (a) and (b), where:

   (a) is the Contract Value after the Gross Withdrawal; and

   (b) is the prior remaining amount less the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

Reduction in Contract
Value. Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, your contract and any other riders and endorsements will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greater of the remaining amount or Contract Value in a lump sum.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until you have received the greater of the remaining amount or Contract Value as determined on the Valuation Day the supplemental contract was issued. We will make payments monthly unless agreed otherwise. If the monthly amount is less than $100, we will reduce the frequency so that the payment received will be at least $100.


Considerations. While the rider is designed to provide guaranteed withdrawals, this benefit is only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.


When the Rider is Effective

Guaranteed Withdrawal Advantage must be elected at application. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

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Examples

The following examples show how Guaranteed Withdrawal Advantage works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The first example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes withdrawals equal to the Withdrawal Limit (which is $7,000, or 7% of the protected amount) beginning in each Benefit Year until the remaining amount is exhausted.

                       Withdrawals
    Contract Value -     Taken -   Contract Value -   Protected    Remaining
    Beginning of Year  End of Year   End of Year       Amount       Amount
    ------------------------------------------------------------------------
        $100,000         $7,000        $91,000         $100,000    $ 93,000
          91,000          7,000         82,180                       86,000
          82,180          7,000         73,536                       79,000
          73,536          7,000         65,066                       72,000
          65,066          7,000         56,764                       65,000
          56,764          7,000         48,629                       58,000
          48,629          7,000         40,656                       51,000
          40,656          7,000         32,843                       44,000
          32,843          7,000         25,186                       37,000
          25,186          7,000         17,683                       30,000
          17,683          7,000         10,329                       23,000
          10,329          7,000             --                       16,000
             --           7,000             --                        9,000
             --           7,000             --                        2,000
             --           2,000             --                           --
                                                    Total Received $100,000
    ------------------------------------------------------------------------

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes no withdrawals in the first five Benefit Years and then takes withdrawals equal to the Withdrawal Limit (which is $10,000, or 10% of the protected amount) beginning in the sixth Benefit Year until the remaining amount is exhausted.


                       Withdrawals
    Contract Value -     Taken -   Contract Value -   Protected    Remaining
    Beginning of Year  End of Year   End of Year       Amount       Amount
    ------------------------------------------------------------------------
        $100,000              --       $98,000         $100,000    $100,000
          98,000              --        96,040                      100,000
          96,040              --        94,119                      100,000
          94,119              --        92,237                      100,000
          92,237              --        90,392                      100,000
          90,392         $10,000        78,584                       90,000
          78,584          10,000        67,013                       80,000
          67,013          10,000        55,672                       70,000
          55,672          10,000        44,559                       60,000
          44,559          10,000        33,668                       50,000
          33,668          10,000        22,994                       40,000
          22,994          10,000        12,534                       30,000
          12,534          10,000            --                       20,000
             --           10,000            --                       10,000
             --           10,000            --                           --
                                                    Total Received $100,000
    ------------------------------------------------------------------------

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


Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options


In order to receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. Except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

The Investment Strategy for Guaranteed Withdrawal Advantage, Lifetime Income Plus and Lifetime Income Plus 2007 is discussed in this section. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus. The Investment Strategy for Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus Solution" provision of this prospectus.


Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007, and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction in your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or Reset of the Benefit" provision for the applicable Guaranteed Minimum Withdrawal Benefit Rider Option.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund,
       Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;



       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

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



       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.



THE DEATH BENEFIT

For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, the following provisions apply:

Distribution Provisions Upon Death of Owner or Joint Owner


In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:


   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner who is not also an Annuitant or Joint Annuitant dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day we have receipt of the request for surrender or choice of applicable payment option, due proof of death and any required forms at our Home Office.

Death Benefit at Death of Any Annuitant Before Annuity Commencement Date

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Annual Step-Up Death Benefit Rider Option;

   (3) the 5% Rollup Death Benefit Rider Option;

   (4) the Earnings Protector Death Benefit Rider Option; and

   (5) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.


We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and must be elected at the time of application. The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution. You may elect the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, elect the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be elected with any other death benefit rider.


The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals (including any applicable surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

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



Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

Annual Step-Up Death Benefit Rider Option

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium taxes assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

5% Rollup Death Benefit Rider Option

The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the 5% Rollup Death Benefit Rider Option described below.

The 5% Rollup Death Benefit Rider Option is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

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



The 5% Rollup Death Benefit on the Contract Date is the initial purchase payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of purchase payments; and

   (b) is the Rollup Death Benefit at the end of the last Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, plus purchase payments made during the current Valuation Period and adjusted for any partial withdrawals taken and premium taxes paid during the current Valuation Period.

Partial withdrawals each contract year, up to 5% of purchase payments, calculated at the time of the partial withdrawal, reduce the 5% Rollup Death Benefit by the same amount that the partial withdrawal, including any surrender charges and premium taxes paid, reduces the Contract Value. If partial withdrawals greater than 5% of purchase payments are taken in any contract year, the 5% Rollup Death Benefit is reduced proportionally for that partial withdrawal and all future partial withdrawals by the same percentage that the partial withdrawal, including any surrender charges and premium tax paid, reduces the Contract Value.

Timing of partial withdrawals may have unintended consequences to your 5% Rollup Death Benefit. This benefit increases daily at a compounded rate of 5%. Because of this, any partial withdrawals in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of purchase payments, will reduce the death benefit amount below the value at the start of that contract year.

You may only elect the 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider Option.

Earnings Protector Death Benefit Rider Option

The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The following is the Earnings Protector Death Benefit if all Annuitant(s) are age 70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 70% of purchase payments adjusted for partial withdrawals (including any withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable) are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if any Annuitant is older than age 70 on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 40% of purchase payments paid, as adjusted for partial withdrawals (including any withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable) are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

Under both age scenarios listed above, partial withdrawals are taken first from gain and then from purchase payments made. For purposes of this rider, gain is calculated as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any partial withdrawals, excluding any surrender charges;

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



   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

You may only elect the Earnings Protector Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider Option.

There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider Option. These include:

  . The Earnings Protector Death Benefit Rider Option does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no additional amount being payable.

  . Once you elect the Earnings Protector Death Benefit Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider Option.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider Option, as well as the other aspects of the contracts.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option combines the Greater of the Annual Step-Up and 5% Rollup Death Benefit Rider Option plus the Earnings Protector Death Benefit Rider Option. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Annual Step-Up Death Benefit Rider Option described above; and

  .  the 5% Rollup Death Benefit Rider Option described above; plus

  .  the Earnings Protector Death Benefit Rider Option described above.

You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Termination of Death Benefit Rider Options When Contract Assigned or Sold

Your death benefit rider options will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

How to Claim Proceeds and/or Death Benefit Payments

At the death of:

   (1) an owner or joint owner (or the Annuitant or Joint Annuitant if any owner or joint owner is a non-natural entity); or

   (2) the Annuitant or Joint Annuitant;

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner

   (2) primary beneficiary

   (3) contingent beneficiary

   (4) owner's or joint owner's estate

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary

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beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Upon such notification of death, we will transfer all assets in the Separate Account to the GE Investments Funds, Inc. -- Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

Payment Choices: The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices (and if no election is made, the default payment choice described below will apply):

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or to his or her estate if no person or entity is named);


   (3) elect Optional Payment Plan 1 or 2 as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy;

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision; or

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, payments will default to payment choice 2.

Stretch Payment Choices


The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution

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    date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.



Spendthrift Provision. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

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Distribution Rules

When Death Occurs Before the Annuity Commencement Date


The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules do not apply to Qualified Contracts and contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. Contracts that are not subject to these rules may be subject to other distribution rules, however. For Qualified Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.


If the sole designated beneficiary is the spouse of the deceased owner, the spouse may continue the contract as the new owner. If the deceased owner was also an Annuitant or Joint Annuitant, the spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the spouse is one of multiple designated beneficiaries, the spouse may only continue the contract in proportion to the amount as allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.


If the designated beneficiary(ies) is not the spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Home Office), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the Owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.


When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

THE DEATH BENEFIT

For contracts issued prior to May 1, 2003 or prior to the date state insurance authorities approve applicable contract modifications, the following provisions apply:

Death Benefit at Death of Any Annuitant Before the Annuity Commencement Date

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available is the death benefit. Upon receipt of due proof of an Annuitant's death at our Home Office (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will calculate the death benefit. We will treat the death benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere.

Basic Death Benefit

The Basic Death Benefit equals the greater of:

   (a) purchase payments adjusted for any previous withdrawals taken (including any surrender charges and premium taxes assessed); and

   (b) the Contract Value as of the date we receive due proof of death of any Annuitant.

Death Benefit Rider Options

Death benefit rider options must be elected at the time of application. Once elected, the death benefit option(s) elected will remain in effect while your contract is in force until income payments begin or the death benefit option(s) is terminated, as permitted by the rider option. The Optional Enhanced Death Benefit cannot be terminated while the contract is in force and before income payments begin. The Optional Death Benefit and

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the Guaranteed Minimum Death Benefit may be terminated any time while the contract is in force and before income payments begin. The termination will be effective as of your next contract anniversary date following the date of receipt of your request to terminate the rider at our Home Office, provided that we receive your request to terminate the rider(s) within 30 days prior to your next contract anniversary date.

Not all death benefit rider options may be available in all states or to all contracts. In addition, if all death benefit rider options are available, an owner may not elect all three death benefit rider options.

If the Annuitant and Joint Annuitant are age 75 or younger at the time the contract is issued, the owner may elect one of the following optional death benefits or death benefit combinations:

   (1) Optional Death Benefit;

   (2) Optional Enhanced Death Benefit;

   (3) Optional Guaranteed Minimum Death Benefit;

   (4) Optional Death Benefit and Optional Enhanced Death Benefit; and

   (5) Optional Guaranteed Minimum Death Benefit and Optional Enhanced Death Benefit.

The combination of the Optional Death Benefit and Optional Guaranteed Minimum Death Benefit is not permitted.

If any Annuitant is age 76 or older at the time the contract is issued, the owner may only elect the Optional Death Benefit.

Optional Death Benefit

The Optional Death Benefit coordinates with the Basic Death Benefit and adds an extra feature. Under the Optional Death Benefit, the amount payable as of the date we receive due proof of death will be the greater of:

  .  the Basic Death Benefit; and

  .  the minimum death benefit as described below.

The minimum death benefit varies based on the age of the Annuitant(s) at issue and at death.

If the Annuitant is, or if there is a Joint Annuitant, both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the minimum death benefit is equal to the greatest sum of (1) and (2), where:

   (1) is the Contract Value as of any contract anniversary up to and including the later of the fifth contract anniversary or the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant; and

   (2) is any purchase payments the owner made since that contract anniversary adjusted for any partial withdrawals taken and any applicable premium tax assessed.

If any Annuitant is older than age 80 at issue, the minimum death benefit is equal to the greatest sum of (1) and (2), where:

   (1) is the Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant; and

   (2) is any purchase payments made since that contract anniversary adjusted for any partial withdrawals taken and any applicable premium tax assessed.

Under both age scenarios, a partial withdrawal reduces the minimum death benefit proportionally by the same percentage that the partial withdrawal (including applicable surrender charges and premium taxes assessed) reduces the Contract Value.

The Optional Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, neither the Annuitant nor Joint Annuitant (if applicable) may be older than age 84 at the time of issue, unless we approve a different age.

Optional Enhanced Death Benefit

The Optional Enhanced Death Benefit (which may be referred to as "GE Earnings Protector(R)" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Death Benefit or Optional Guaranteed Minimum Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, any Annuitant cannot be age 76 or older at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the older age of any Annuitant at issue. Your Optional Enhanced Death Benefit will never be less than zero.

If both Annuitants are age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) is purchase payments paid, not previously withdrawn.

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This death benefit cannot exceed 70% of purchase payments paid adjusted for partial withdrawals taken. Purchase Payments, other than the initial premium, paid within 12 months of death are not included in this calculation.

If any Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

   (a) is the Contract Value on the date we receive due proof of death; and

   (b) is purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 40% of purchase payments paid, adjusted for partial withdrawals taken. Purchase payments, other than the initial premium, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial withdrawals first from gain and then from purchase payments paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the date we receive your partial withdrawal request;

   (b) is the total of any partial withdrawals, excluding surrender charges, previously taken;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

Optional Guaranteed Minimum Death Benefit

The Optional Guaranteed Minimum Death Benefit adds an extra feature to the Basic Death Benefit. Under the Optional Guaranteed Minimum Death Benefit, the amount we pay as of the date we receive due proof of death of any Annuitant will be the greater of:

  .  the Basic Death Benefit; and

  . the minimum death benefit as of the date we receive due proof of death. The minimum death benefit is the value of purchase payments increased with interest at 6% per contract year up to 200% of purchase payments.

Partial withdrawals for each contract year up to 6% of purchase payments, calculated at the time of each partial withdrawal, reduce the minimum death benefit by the same amount that the partial withdrawal (including any applicable surrender charge and premium taxes assessed) reduces the Contract Value.

However, once any partial withdrawal in the current or any prior contract year exceeds 6% of purchase payments made under the contract, all partial withdrawals from then on will reduce the minimum death benefit proportionately by the same percentage that the partial withdrawals (including any applicable surrender charges and premium taxes assessed) reduce the Contract Value.

You may only elect the Optional Guaranteed Minimum Death Benefit when you apply for a contract. Once elected, the benefit remains in effect while your contract is in force until income payments begin, or until the contract anniversary following the date we receive your request to terminate the benefit. If we receive your request within 30 days following any contract anniversary, you may request that the benefit terminate as of that anniversary.

The Optional Guaranteed Minimum Death Benefit may not be available in all states or markets. In addition, to be eligible for this benefit, neither the Annuitant nor the Joint Annuitant (if applicable) may be age 76 or older at the time of issue, unless we approve a different age.

When We Calculate the Death Benefit

We will calculate the Basic Death Benefit, Optional Death Benefit, the Optional Enhanced Death Benefit and the Guaranteed Minimum Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the assets will remain allocated in the Subaccount and/or the Guarantee Account, according to your last instructions. This means that the death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Annuity Commencement Date


In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:


  .  an owner or joint owner; or


  . the Annuitant (if any owner is a non-natural entity such as a trust or corporation).


The discussion below describes the methods available for distributing the value of the contract upon death.

At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

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We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.


Distribution Rules: Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).


  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant, the spouse will automatically become the new sole Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in a lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);


      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy; or

      (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below.

Stretch Payment Choices


The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution

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    date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

Spendthrift Provision. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any

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payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             Amount of
     Person who died        Proceeds Paid
-------------------------------------------
Owner or Joint Owner       Surrender Value
(who is not an Annuitant)
-------------------------------------------
Owner or Joint Owner       Death Benefit
(who is an Annuitant)
-------------------------------------------
Annuitant                  Death Benefit
-------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

Death of Owner, Joint Owner, or Annuitant On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision in the contract.

INCOME PAYMENTS

Income Payments and the Annuity Commencement Date

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (If Guaranteed Income Advantage or Principal Protection Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Guaranteed Income Advantage" and "Principal Protection Advantage" provisions in this section.) The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.


An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Guaranteed Withdrawal Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; (ii) if Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; (iii) if Guaranteed Income Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; or (iv) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with a 10 Year Period Certain.


An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided an Annuitant is still living. Unless you have elected one of the Payment Protection Rider Options, we will pay the monthly income

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benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant(s) instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected one of the Payment Protection Rider Options, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment.
You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.


Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10-year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Income with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10-year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

   (1) your Surrender Value on the Valuation Day immediately preceding the Annuity Commencement Date;

   (2) the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

   (3) the specific payment plan you choose; and

   (4) if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

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Optional Payment Plans

The following Optional Payment Plans are available under the contract unless you have fully annuitized under Guaranteed Income Advantage or one of the Payment Protection Rider Options:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.


   Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.


If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.


All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If a request for redemption is received for Optional Payment Plans 2, 3 or 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.


If your contract is a Qualified Contract, Optional Payment Plans 2, 3, and 4 may not satisfy minimum required distribution rules. Consult a tax adviser before electing one of these options.

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Variable Income Payments

The monthly amount of your first variable income payment will equal your Contract Value as of the Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

If you have elected Payment Optimizer Plus, the assumed interest rate will be 4% and the assumed interest rate factor in (b) will equal .99989255 raised to a power equal to the number of days in the Valuation Period.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. Transfers may not be made if income payments are being received pursuant to the terms of Guaranteed Income Advantage. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. We reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

For contracts issued prior to September 2, 2003, we do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Guaranteed Income Advantage

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Annuity Commencement Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. There is an extra charge for this rider.

You may not allocate purchase payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers" section below, for contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of their due date. In other words, for these

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contracts, you will have the ability to "pre-pay" transfers into the GIS
Subaccount(s).

Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

Scheduled Transfers

The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

Only scheduled transfers can be made into the GIS Subaccount(s). Purchase payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s).

There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

Withdrawals and Transfers

You may take a withdrawal or make transfers from the GIS Subaccount(s) at any time prior to the earlier of the Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Once you take a withdrawal or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred by using a recalculation of scheduled transfers made as described below. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, after such withdrawal or transfer, the number of scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the number of scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, after such withdrawal or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

Unless you instruct otherwise, withdrawals will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS
Subaccount(s). These deductions will be taken on a prorata basis. Then, withdrawals will be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision of this prospectus.

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Monthly Income

You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period Certain plan. For Joint Annuitants, monthly income will be based on a Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See "Optional Payment Plans" in the "Income Payments" provision of this prospectus for additional information on available payment options.

Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you. Monthly income payments that are allocated to the investment options will not be subject to a contingent deferred sales charge if those payments are subsequently withdrawn or surrendered from the contract.

Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

How Income Payments are Calculated

Initial Income Payment.   The initial annual income amount under any applicable
payment plan is calculated by taking (a) multiplied by (b), divided by (c), where:

   (a) is the annual income rate per $1,000 in the contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

   (b) is the value in the applicable GIS Subaccount(s) as of the Income Start Date, less any applicable premium tax; and

   (c) is $1,000.

Income rates, for purposes of Guaranteed Income Advantage, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b) multiplied by (c), where:

   (a) is the scheduled transfer;

   (b) is the guaranteed annual income factor divided by 12; and

   (c) is the number of scheduled transfers made, adjusted for withdrawals and transfers.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b), where:

   (a) is the scheduled transfers made into the GIS Subaccount(s), adjusted for withdrawals and transfers; and

   (b) is the guaranteed annual income factor divided by 12.

Subsequent Income Payments. Subsequent income payments are determined by Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial amount.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start Date. Your number of Annuity Units under a particular segment remains fixed. The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the Valuation Day each annuity year begins.

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For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed income floor minus 12 multiplied by the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed income floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b) where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

On the Annuity Commencement Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

Death Provisions

The following provisions apply to any and all segments with regard to the death of any Annuitant.

Special Distribution Rules When Death Occurs Before Income Start Date and Annuity Commencement Date

For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit under the contract will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, including the GIS Subaccount(s), will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) all existing segments will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) we will allocate the death benefit under the contract on a prorata basis to the investment options in which assets are then allocated; and

      (b) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

Special Distribution Rules When Death Occurs On or After Income Start Date and Before Annuity Commencement Date

If any Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

If any Annuitant dies after the Income Start Date but before the Annuity Commencement Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

   (a) is the commuted value of the remaining period certain of the guaranteed income floor; and

   (b) is the commuted value of the remaining period certain of the annual income amount.

Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

   (1) Upon notification of death;

      (a) all value of the Subaccounts will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) all existing segments not past the Income Start Date will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) any segment past its Income Start Date will continue any remaining period certain payments; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

The surviving spouse will become the named designated Annuitant.

Other Contract Charges

Any rider and contract charges not taken on a daily basis will first be deducted on a prorata basis from all Subaccounts, excluding the GIS Subaccount(s). For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted prorata from the GIS subaccount(s) in the oldest segment(s) that have not reached their Income Start Date(s). For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted from the GIS Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. For these contracts, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Termination of Rider

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless the Annuitant and any Joint Annuitant are eligible to buy a segment on that date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

Ownership and Change of Ownership

On the date that the contract is assigned or sold, unless under an involuntary assignment effected by legal process, all amounts in the GIS Subaccount(s) will be transferred to the GE Investments Funds, Inc. -- Money Market Fund.

If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant;

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

Examples

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner makes scheduled transfers of $800 at the first of every month (for a total of $9,600 per year) for 10 years; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.


      Value of                           Value of                          Guaranteed
     Subaccounts            Value of       GIS                Value of GIS  Minimum
         at      Scheduled Subaccounts  Subaccount  Scheduled  Subaccount    Annual
      Beginning  Transfers   at End    at Beginning Transfers    at End     Payment
Year   of Year     Made      of Year     of Year      Made      of Year     Accrued
-------------------------------------------------------------------------------------
  1    $96,000    $9,600     $90,942     $      0    $9,600     $  9,858     $  936
  2     90,942     9,600      85,631        9,858     9,600       20,209      1,872
  3     85,631     9,600      80,054       20,209     9,600       31,078      2,808
  4     80,054     9,600      74,199       31,078     9,600       42,489      3,743
  5     74,199     9,600      68,051       42,489     9,600       54,472      4,679
  6     68,051     9,600      61,596       54,472     9,600       67,054      5,615
  7     61,596     9,600      54,817       67,054     9,600       80,264      6,551
  8     54,817     9,600      47,700       80,264     9,600       94,136      7,487
  9     47,700     9,600      40,227       94,136     9,600      108,701      8,423
 10     40,227     9,600      32,380      108,701     9,600      123,994      9,359
-------------------------------------------------------------------------------------


Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.


                                                     Adjustment
                      Calculated Guaranteed Payment   Account
                 Year  Payment    Payment   to Owner  Balance
                 ----------------------------------------------
                  11   $ 9,502     $9,359   $ 9,502      $0
                  12     9,639      9,359     9,639       0
                  13     9,779      9,359     9,779       0
                  14     9,921      9,359     9,921       0
                  15    10,065      9,359    10,065       0
                  16    10,210      9,359    10,210       0
                  17    10,358      9,359    10,358       0
                  18    10,509      9,359    10,509       0
                  19    10,661      9,359    10,661       0
                  20    10,815      9,359    10,815       0
                 ----------------------------------------------

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the following example also applies:

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner transfers the entire $96,000 into the GIS Subaccount at the beginning of year 1; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.


                                                                            Guaranteed
       Value of              Value of   Value of GIS           Value of GIS  Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled  Subaccount    Annual
     at Beginning Transfers   at End    at Beginning Transfers    at End     Payment
Year   of Year      Made      of Year     of Year      Made      of Year     Accrued
--------------------------------------------------------------------------------------
  1    $96,000     $96,000      $0        $      0    $96,000    $100,800     $9,359
  2          0           0       0         100,800          0     105,840      9,359
  3          0           0       0         105,840          0     111,132      9,359
  4          0           0       0         111,132          0     116,689      9,359
  5          0           0       0         116,689          0     122,523      9,359
  6          0           0       0         122,523          0     128,649      9,359
  7          0           0       0         128,649          0     135,082      9,359
  8          0           0       0         135,082          0     141,836      9,359
  9          0           0       0         141,836          0     148,928      9,359
 10          0           0       0         148,928          0     156,374      9,359
--------------------------------------------------------------------------------------


Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.


                                                     Adjustment
                      Calculated Guaranteed Payment   Account
                 Year  Payment    Payment   to Owner  Balance
                 ----------------------------------------------
                  11   $11,983     $9,359   $11,983      $0
                  12    12,157      9,359    12,157       0
                  13    12,333      9,359    12,333       0
                  14    12,512      9,359    12,512       0
                  15    12,693      9,359    12,693       0
                  16    12,877      9,359    12,877       0
                  17    13,063      9,359    13,063       0
                  18    13,253      9,359    13,253       0
                  19    13,445      9,359    13,445       0
                  20    13,640      9,359    13,640       0
                 ----------------------------------------------

Tax Treatment of Guaranteed Income Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if you have elected to have monthly income payments paid to you and subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If you have elected to have monthly income payments paid to you, you should consult a tax adviser before changing that election.

Monthly income payments and other distributions you receive before the Annuity Commencement Date are subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular segment or the purchase payments that may be considered to have been allocated to that segment.) The Code imposes a higher rate of tax on ordinary income than it does on capital gains. Monthly income payments you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in you gross income.

Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Guaranteed Income Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision below.

Payment Protection Rider Options


Two Payment Protection Rider Options are discussed in this prospectus: Payment Optimizer Plus and Principal Protection Advantage. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007. These Payment Protection Rider Options are discussed in separate sections below. There is an extra charge for each of the Payment Protection Rider Options.


Payment Optimizer Plus

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. Under the rider, you also may request to terminate your contract and rider at any time after the Annuity Commencement Date and receive the commuted value of your income payments, minus a commutation charge, in a lump sum, so long as the termination is after the right to cancel period under your contract. These and other features of the rider are more fully discussed below.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.


Payment Optimizer Plus is not available for contracts issued after October 17, 2008.


Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with the prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts," "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund,
       Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;



       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.



Contract owners may elect to participate in the Defined Dollar Cost Averaging program, when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund.

We will not reduce your benefit base or income base if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus, that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.

We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

Reset of Benefit Base. If all of the Annuitants are ages 50 through 85, you may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Systematic Resets. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the benefit base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your benefit base.

Monthly Income. The Annuity Commencement Date under this rider may be any Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Annuity Commencement Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

Guaranteed Payment Floor. The guaranteed payment floor is the guaranteed amount of each monthly income. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living

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


       Annuitant for a Joint Annuitant contract on the Annuity Commencement Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits provided under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

Initial Monthly Income. The initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           Year Payments Begin  Maximum
                           --------------------   Age
                           After    Prior To   Adjustment
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

Subsequent Monthly Income. Subsequent annual income amounts are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

Commutation Provision

After the Annuity Commencement Date, you may request to terminate your contract and this rider. If the right to cancel period as defined under the contract has ended, you will receive the commuted value of your income payments in a lump sum, calculated as described below (the "commutation value"). After this lump sum payment, income payments will end.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Commutation Value: The commutation value will be the lesser of (a) and (b) but not less than zero, where:

   (a) is (i) minus (ii) minus (iii), where:

      (i) is the income base less any premium tax;

     (ii) is the commutation charge; and

    (iii) is the sum of all monthly income paid;

   (b) is (i) minus (ii) minus (iii) plus (iv), where:

      (i) is the commutation base, which is described below, less any premium tax;

     (ii) is the commutation charge;

    (iii) is the adjustment account value; and

     (iv) is the level income amount multiplied by the number of months remaining in the current annuity year.

The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Commutation Base: On any day that is a Valuation Day, the commutation base in a Subaccount is determined by multiplying the number of commutation units in that Subaccount by the value of the commutation unit for that Subaccount. The commutation base is equal to the sum of the commutation base amounts for each Subaccount.

Commutation Units: On the Valuation Day prior to the Annuity Commencement Date, the commutation units in a Subaccount will be equal to the number of Accumulation Units for that Subaccount.

The number of commutation units is reduced at the beginning of each annuity year. The reduction for each Subaccount equals (a) divided by (b), where:

   (a) is the annual income amount for the Subaccount; and

   (b) is the value of the commutation unit for the Subaccount on the first Valuation Day of the annuity year.

Other events that will reduce the number of commutation units of a Subaccount are as follows:

   (1) transfers out of the Subaccount;

   (2) payment of commutation proceeds;

   (3) payment of death proceeds; and

   (4) deduction of applicable contract charges.

Commutation units are canceled as of the end of the Valuation Period in which we receive notice in a form acceptable to us regarding an event that reduces commutation units.

Transfers: When we perform Subaccount transfers after the Annuity Commencement Date, we will redeem the commutation units from the current Subaccount and purchase commutation units from the new Subaccount. The commutation base on the date of the transfer will not be affected by the transfer. The number of commutation units added to the new Subaccount is (a) multiplied by (b), divided by (c), where:

   (a) is the number of commutation units transferred out of the current Subaccount;

   (b) is the value of a commutation unit of the current Subaccount; and

   (c) is the value of a commutation unit of the new Subaccount.

Value of Commutation Units: The initial value of a commutation unit for each Subaccount is the initial value of the Accumulation Unit for that Subaccount. Thereafter, the value of a commutation unit at the end of every Valuation Day is the value of the commutation unit at the end of the previous Valuation Day multiplied by the net investment factor, as described in the contract. The value of a commutation unit may change from one Valuation Period to the next.

Note on Calculation of Commutation Value. If you elect to terminate your contract and the rider and receive the commutation value, the commutation value is based on the commuted value of your income payments in a lump sum. The amount of income payments on which the commutation value is calculated is based on either (a) income base, which is a measure of purchase payments (and Contract Value, if there is a reset) applied under the contract, and is used to calculate the guaranteed payment floor; and (b) commutation base, which is a measure of Contract Value had the contract not been "annuitized," and reflects the effect of market performance. In addition, the commutation value reflects the deduction of any applicable commutation charge.

If you elect to terminate your contract after income payments have begun and receive the commutation value, you will receive the lesser of the adjusted income base and the adjusted commutation base (but not less than zero), as described in the calculation provided above. You should be aware that income base will not reflect any positive investment performance unless, on or before the Annuity Commencement Date, there was a reset of benefit base capturing such performance. As a result, the commutation value you receive will always be less than the income base (adjusted for any premium tax, commutation charge and monthly income paid) and will never reflect any of the positive investment performance experienced after a reset or after the Annuity Commencement Date. This rider is primarily designed to provide a guaranteed income payment with upside potential and, therefore, this rider may not make sense for you if you believe you may elect to terminate the contract and receive the commutation value after your contract has experienced positive investment performance. In addition, the total amount of commuted income payments you receive if you terminate the contract may be less than the total amount of income payments and additional death proceeds you would be guaranteed to receive if you did not terminate the contract.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When Death Occurs Before Monthly Income Starts. If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

General Provisions

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant -- at issue; and

  . If you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

Examples

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                               Additional
                      Monthly                                    Death
               Annual  Level  Guaranteed          Adjustment    Proceeds
       Annuity Income Income   Payment   Monthly    Account    (Beginning
        Year   Amount Amount    Floor    Income  (End of Year)  of Year)
       ------------------------------------------------------------------
          1    $6,517  $543      $583     $583      $  483      $100,000
          2     6,266   522       583      583       1,217        93,000
          3     6,025   502       583      583       2,191        86,000
          4     5,794   483       583      583       3,398        79,000
          5     5,571   464       583      583       4,827        72,000
       ------------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal to the income base minus the sum of all monthly income paid.

This next examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 8%;

   (5) the benefit base is reset on the first contract anniversary;

   (6) the Contract Value at the end of the first contract year is $108,000;

   (7) the Annuity Commencement Date is the first contract anniversary;

   (8) the guaranteed payment floor percentage is 7%; and

   (9) there is no premium tax.

                                                      Income
                                                    Base, Less
                                                    Commutation
                                                      Charge,
            Annual Monthly Commutation Adjustment  Less Monthly  Commutation
    Annuity Income Income    Base -     Account -  Income Paid -   Value -
     Year   Amount  Paid   End of Year End of Year  End of Year  End of Year
    ------------------------------------------------------------------------
       1    $6,806 $7,560   $109,289     $  754       $95,440      $95,440
       2     7,068  7,560    110,399      1,246        88,880       88,880
       3     7,340  7,560    111,304      1,466        83,320       83,320
       4     7,622  7,560    111,977      1,404        77,760       77,760
       5     7,915  7,560    112,386      1,049        70,200       70,200

The commutation base at the end of annuity year 1 (contract year 2) is determined by multiplying the Contract Value at the end of the first contract year less the annual income amount for annuity year 1 by 1.08 (($108,000 - $6,806) x 1.08 = $109,289). The commutation value at the end of annuity year 1 is equal to the lesser of (i) the income base, less the commutation charge, less monthly income paid ($108,000 - 5% x $100,000 - $7,560 = $95,440) and
(ii) the commutation base less the commutation charge, less the value of the adjustment account ($109,289 - 5% x $100,000 - $754 = $103,535). The commutation base at the end of annuity year 2 (contract year 3) is determined by multiplying the commutation base at the end of annuity year 1 less the annual income amount for annuity year 2 by 1.08 (($109,289 - $7,068) x 1.08 = $110,399). Beginning in annuity year 4 (contract year 5), the contract has no surrender charge and, therefore, the commutation value is not reduced by a commutation charge. The commutation value at the end of annuity year 4 is $77,760, which is equal to the lesser of (i) the income base less monthly income paid ($108,000 - $30,240 = $77,760) and (ii) the commutation base less the value of the adjustment account ($111,977 - $1,404 = $110,573).

Principal Protection Advantage

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund,
       Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;



       GE Investments Funds, Inc. -- Total Return Fund --Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.



If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Principal Protection Advantage that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base.

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All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

Reset of Benefit Base. You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Monthly Income

On the Income Start Date, we will begin making monthly income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

How Income Payments are Calculated

Initial Income Payment. The initial annual income amount for each Payment Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

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   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

   (c) is 12.

Subsequent Income Payments. The subsequent annual income amounts under the applicable Payment Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, minus 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

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Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When an Owner Dies Before Monthly Income
Starts. Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may not be terminated.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

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Example

The following example shows how Principal Protection Advantage works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 5%; and

   (7) the 12 month, period certain, single payment immediate annuity rate is 0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                             Additional
                       Monthly                                 Death
                Annual  Level  Guaranteed                     Proceeds
        Annuity Income Income   Payment   Monthly Adjustment (Beginning
         Year   Amount Amount    Floor    Income   Account    of Year)
        ---------------------------------------------------------------
           1    $6,373  $531      $417     $531       $0      $100,000
           2     6,188   516       417      516        0        93,627
           3     6,008   501       417      501        0        87,439
           4     5,833   486       417      486        0        81,431
           5     5,663   472       417      472        0        75,599
        ---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 /12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example ($100,000 x .05) /12 = $417). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $417 and $531. The additional death benefit is the income base minus the sum of all monthly income paid.

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Tax Treatment of Principal Protection Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if monthly payments are to be paid to you and you subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If monthly income payments are to be paid to you, you should consult a tax adviser before electing to have monthly income allocated to investment options under the contract.

Monthly income payments and other distributions you receive before the Annuity Commencement Date are subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular Payment Protection Plan or the purchase payments that may be considered to have been allocated to that Payment Protection Plan.) The Code imposes a higher rate of tax on ordinary income than it does on capital gains. Monthly income payments you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in your gross income.

Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

Introduction


This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.


Taxation of Non-Qualified Contracts


This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:


  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.


Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner pays current tax on the contract's earnings.


There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner

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is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.


Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of a separate account such as the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.


Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of contract values. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.


Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.


Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.


A total surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a total surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."


Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are subject to tax as partial withdrawals.

Any monthly income payments and other distributions received before the Annuity Commencement Date pursuant to Guaranteed Income Advantage or Principal Protection Advantage are also subject to tax as partial withdrawals.

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



Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options and any monthly income payments and other distributions received before the Annuity Commencement Date pursuant to Guaranteed Income Advantage or Principal Protection Advantage are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:


  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.


Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of the owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.


Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional partial withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, a transfer between Subaccounts may result in payments not qualifying for this exception.


Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

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



The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax described above.

Section 1035 Exchanges


Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. We do not intend to inform another insurance company of any transaction involving this contract or, except when required by IRS forms or regulations, to report any such transaction. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within twelve months of a partial Section 1035 exchange are strongly advised to consult a tax adviser.


Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.


Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has not issued any guidance on such transactions or on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and treat partial Section 1035 exchanges to pay long- term care premiums as taxable withdrawals from the contract. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used would not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.


Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.


The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a competent advisor.


The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

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  .  Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.


  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.


  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.


Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

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Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.


The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) plan could disqualify a contract and result in increased taxes to the owner.


It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.


Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:


  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;


  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2, for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the


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    Society of Actuaries. Due to the uncertainties inherent to producing this number, we cannot warrant its accuracy. Therefore, it is possible that, using different assumptions, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required may be eligible for rollover.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.


Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.


Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or income payment:


  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.


Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.


Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.


Disclosure Pursuant to Code and ERISA Requirements. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when


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your assets are allocated to the Portfolios, are discussed in the "Fee Tables"
provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program, and GFWM receives no compensation for its asset allocation services. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. In addition, GFWM serves as the investment adviser to the Genworth Variable Insurance Trust and receives advisory fees in varying amounts from the Genworth Variable Insurance Trust Portfolios that have been chosen by GFWM for inclusion in the Asset Allocation Models. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 8.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. One broker-dealer offering the contracts, Genworth Financial Services Corporation, is an affiliate of the Company. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.


Federal Income Tax Withholding


We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal, surrender, or income payment, we will send you forms that explain the withholding requirements.


State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company


Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.


Federal Estate Taxes


While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


Generation-Skipping Transfer Tax

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

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Annuity Purchases by Residents of Puerto Rico


The IRS recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.


Annuity Purchases by Nonresident Aliens and Foreign Corporations


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


Foreign Tax Credits


We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.


Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draftbook within 7 days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

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SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of a contract is 10.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm ("selling firms") that employs the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 7.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of purchase payments. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

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All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.


During 2008, 2007 and 2006, $91.1 million, $140.1 million and $110.5 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2008, 2007 and 2006, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage Corporation anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.


ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you have previously taken. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Legal Proceedings

We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments , settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

Examples of the Available Death Benefits

Basic Death Benefit

The following examples are for contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve the applicable contract modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:


        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17           20,000      20,000
3/31/18           14,000      20,000
---------------------------------------



If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.


Annual Step-Up Death Benefit Rider Option

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then


End of Annuitant's Contract     Death
 Year      Age      Value   Benefit Amount
------------------------------------------
  1        76      $103,000    $103,000
  2        77       112,000     112,000
  3        78        90,000     112,000
  4        79       135,000     135,000
  5        80       130,000     135,000
  6        81       150,000     135,000
  7        82       125,000     135,000
  8        83       145,000     135,000
------------------------------------------


Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

5% Rollup Death Benefit Rider Option

The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return (-3.05% net of fees for the mortality and expense risk charge, administrative expense charge, Portfolio expenses and the 5% Rollup Death Benefit Rider Option);

   (3) the owner makes no additional purchase payments;

   (4) the owner takes annual partial withdrawals equal to 5% of purchase payments at end of the contract year; and

   (5) the contract is not subject to premium taxes.


                    Partial
End of Annuitant's Withdrawal Contract   5% Rollup
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
  0        70        $    0   $100,000   $100,000
  1        71         5,000     95,000    100,000
  2        72         5,000     90,000    100,000
  3        73         5,000     85,000    100,000
  4        74         5,000     80,000    100,000
  5        75         5,000     75,000    100,000
  6        76         5,000     70,000    100,000
  7        77         5,000     65,000    100,000
  8        78         5,000     60,000    100,000
  9        79         5,000     55,000    100,000
  10       80         5,000     50,000    100,000
  11       81         5,000     45,000    100,000
  12       82         5,000     40,000    100,000
  13       83         5,000     35,000    100,000
  14       84         5,000     30,000    100,000
  15       85         5,000     25,000    100,000
  16       86         5,000     20,000    100,000


                    Partial
End of Annuitant's Withdrawal Contract   5% Rollup
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
  17       87        $5,000   $15,000     $95,000
  18       88         5,000    10,000      90,000
  19       89         5,000     5,000      85,000
  20       90         5,000         0           0


Partial withdrawals amounting to 5% or less of purchase payments annually will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial withdrawal is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals exceeding 5% of purchase payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis (by the proportion that the partial withdrawal, including any surrender charges, and any premium taxes assessed, reduces your Contract Value. All partial withdrawals that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis). For example:


                                         5% Rollup    5% Rollup
                                       Death Benefit    Death
                                          Option       Benefit
                                        Before Any   Option After
          Purchase  Partial   Contract    Partial    the Partial
  Date    Payment  Withdrawal  Value    Withdrawals  Withdrawals
-----------------------------------------------------------------
3/31/2009 $10,000    $    0   $10,000     $10,000      $10,000
3/31/2017                 0    20,000      14,775       14,775
3/31/2018             7,000    14,000      15,513        7,785



Therefore, if a $7,000 partial withdrawal is taken on March 31, 2018, $500 (5% of $10,000) will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis, to $15,013 ($15,513 - $500). The remaining $6,500 of the partial withdrawal will reduce the 5% Rollup Death Benefit immediately after the partial withdrawal to $7,785 (51.85% of $15,013) since the Contract Value ($13,500, after the being reduced by $500) is reduced by 51.85% by the partial withdrawal to $7,000.


Earnings Protector Death Benefit Rider Option

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.


                 Purchase Contract           Death   Earnings Protector
         Date    Payment   Value     Gain   Benefit    Death Benefit
        ---------------------------------------------------------------
        8/01/09  $100,000 $100,000 $      0 $100,000      $     0
        8/01/24            300,000  200,000  300,000       70,000
        ---------------------------------------------------------------



The Annuitant's death and notification of the death occurs on 8/01/24. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the purchase payments ($100,000), the Earnings Protector Death Benefit in this example will be $70,000.

The following examples are for contracts issued prior to May 1, 2003 or prior to the date state insurance authorities approve applicable contract modifications.

Optional Enhanced Death Benefit

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.


                  Purchase Contract           Death   Optional Enhanced
          Date    Payment   Value     Gain   Benefit    Death Benefit
         --------------------------------------------------------------
         8/01/09  $100,000 $100,000 $      0 $100,000      $     0
         8/01/24            300,000  200,000  300,000       70,000
         --------------------------------------------------------------



The Annuitant's death and notification of the death occur on 8/01/24. At that time, 40% of the earnings or "gain" under the contract ($200,000) is $80,000. However, since the Optional Enhanced Death Benefit under this age scenario cannot exceed 70% of the purchase payments paid ($100,000), the Optional Enhanced Death Benefit in this example will be $70,000.


There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that a benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot cancel it. This means that regardless of any changes in your circumstances, we will continue to assess the charges for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contracts.

Optional Guaranteed Minimum Death Benefit

The purpose of this example is to show how the Optional Guaranteed Minimum Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. This example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue.

In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% gross return (-2.95% net of fees for the mortality and expense risk charges, administrative expense charge, total average Portfolio expenses and the Optional Guaranteed Minimum Death Benefit charge);

   (3) the owner makes no additional purchase payments;

   (4) the owner takes annual partial withdrawals equal to 6% of purchase payments; and

   (5) the contract is not subject to premium taxes then.

                                         Optional
                    Partial             Guaranteed
End of Annuitant's Withdrawal Contract    Minimum
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
           70            --   $100,000   $100,000
  1        71        $6,000     91,050    100,000
  2        72         6,000     82,364    100,000
  3        73         6,000     73,934    100,000
  4        74         6,000     65,753    100,000
  5        75         6,000     57,814    100,000
  6        76         6,000     50,108    100,000
  7        77         6,000     42,630    100,000
  8        78         6,000     35,372    100,000
  9        79         6,000     28,329    100,000
----------------------------------------------------

Partial withdrawals amounting to 6% or less of purchase payments annually will reduce the Optional Guaranteed Minimum Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $6,000 withdrawal is taken at the end of year 1, the Optional Guaranteed Minimum Death Benefit immediately after the withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the withdrawal.

Partial withdrawals exceeding 6% of purchase payments in any year will reduce the Optional Guaranteed Minimum Death Benefit on a pro-rata basis (by the proportion that the withdrawal -- including any surrender charges -- reduces your Contract Value). For example:


                            Optional
                           Guaranteed
        Purchase Contract    Minimum
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $10,000  $10,000     $10,000
3/31/17      --   20,000      10,600
3/31/18      --   14,000      11,236
---------------------------------------



Therefore, if a $7,000 withdrawal is taken on March 31, 2018, the Optional Guaranteed Minimum Death Benefit immediately after the withdrawal will be $5,618 (50% of $11,236) since the Contract Value ($14,000) is reduced by 50% by the withdrawal ($7,000). This is true only if the Optional Guaranteed Minimum Death Benefit immediately prior to the withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charges apply and that no premium tax apply to the partial withdrawal.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                          No Optional Benefit Elected




                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $16.10            $ 7.61         122,102   2008
                                                                           16.16             16.10         216,057   2007
                                                                           14.55             16.16         297,278   2006
                                                                           14.04             14.55         319,251   2005
                                                                           12.89             14.04         243,024   2004
                                                                           10.00             12.89          60,892   2003
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $ 7.52            $ 4.25          70,621   2008
                                                                            6.83              7.52         687,523   2007
                                                                            6.53              6.83         853,057   2006
                                                                            6.11              6.53         722,162   2005
                                                                            5.83              6.11         739,787   2004
                                                                            4.58              5.83         753,640   2003
                                                                            6.15              4.58         490,960   2002
                                                                            8.16              6.15         409,321   2001
                                                                           10.00              8.16          82,708   2000
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $11.47            $ 7.87          19,892   2008
                                                                           10.79             11.47         338,819   2007
                                                                           10.00             10.79         445,607   2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $17.38            $10.16         328,815   2008
                                                                           15.46             17.38         515,067   2007
                                                                           12.30             15.46         278,352   2006
                                                                           10.63             12.30         125,130   2005
                                                                           10.00             10.63           9,877   2004
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.18            $ 6.99          26,077   2008
                                                                           10.00             10.18           7,193   2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $17.84            $ 9.21          27,258   2008
                                                                           15.14             17.84          57,418   2007
                                                                           14.21             15.14          40,926   2006
                                                                           13.94             14.21          32,039   2005
                                                                           13.50             13.94          24,392   2004
                                                                           10.00             13.50          10,640   2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $13.97            $ 8.15         290,892   2008
                                                                           13.56             13.97       1,623,233   2007
                                                                           11.79             13.56       2,175,689   2006
                                                                           11.47             11.79       2,330,524   2005
                                                                           10.49             11.47       2,489,918   2004
                                                                            8.07             10.49       2,585,197   2003
                                                                           10.56              8.07       1,951,504   2002
                                                                           10.73             10.56         825,837   2001
                                                                           10.00             10.73          42,936   2000
-------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B          $16.64            $ 7.64         650,896   2008
                                                                       16.03             16.64       1,100,204   2007
                                                                       12.07             16.03         759,114   2006
                                                                       10.54             12.07         257,907   2005
                                                                       10.00             10.54           4,986   2004
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             $ 7.04            $ 4.16         145,020   2008
                                                                        6.30              7.04         759,709   2007
                                                                        6.45              6.30         882,920   2006
                                                                        5.71              6.45         965,778   2005
                                                                        5.36              5.71         952,418   2004
                                                                        4.42              5.36       1,076,259   2003
                                                                        6.51              4.42       1,159,015   2002
                                                                        8.01              6.51         813,964   2001
                                                                       10.00              8.01         184,885   2000
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             $10.19            $ 5.45          30,804   2008
                                                                        9.12             10.19         117,837   2007
                                                                        8.39              9.12         108,321   2006
                                                                        8.14              8.39         122,293   2005
                                                                        7.24              8.14         185,390   2004
                                                                        4.95              7.24         196,320   2003
                                                                        7.42              4.95         134,844   2002
                                                                        8.66              7.42          62,503   2001
                                                                       10.00              8.66          14,994   2000
                                                                        8.66              7.42          62,503   2001
                                                                       10.00              8.66          14,994   2000
---------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $10.69            $10.34         403,644   2008
                                                                        9.93             10.69          50,162   2007
                                                                        9.95              9.93          50,719   2006
                                                                       10.00              9.95          31,593   2005
---------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $13.07            $ 8.11         155,092   2008
                                                                       13.10             13.07         204,886   2007
                                                                       10.96             13.10         222,049   2006
                                                                       10.86             10.96         155,124   2005
                                                                       10.00             10.86          69,705   2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $13.07            $11.45       1,198,937   2008
                                                                       12.64             14.51       1,212,190   2007
                                                                       11.05             12.64         329,221   2006
                                                                       10.00             11.05          30,147   2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $13.15            $ 7.64          63,720   2008
                                                                       12.38             13.15          75,331   2007
                                                                       11.78             12.38          42,268   2006
                                                                       10.85             11.78          23,139   2005
                                                                       10.00             10.85           9,908   2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $13.00            $ 7.64          65,981   2008
                                                                       13.38             13.00          95,797   2007
                                                                       12.12             13.38          82,566   2006
                                                                       11.20             12.12          66,356   2005
                                                                       10.00             11.20          21,959   2004
---------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $17.44            $10.38        366,827    2008
                                                                                 15.11             17.44        913,667    2007
                                                                                 14.48             15.11        742,537    2006
                                                                                 13.71             14.48        662,712    2005
                                                                                 12.34             13.71        459,409    2004
                                                                                 10.00             12.34        290,217    2003
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $25.65            $12.99        490,114    2008
   Class B                                                                       21.81             25.65        748,133    2007
                                                                                 18.00             21.81        678,328    2006
                                                                                 15.32             18.00        519,231    2005
                                                                                 13.37             15.32        311,963    2004
                                                                                 10.00             13.37        115,018    2003
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.78            $ 7.72        526,671    2008
                                                                                 10.79             10.78        834,758    2007
                                                                                 10.40             10.79        799,823    2006
                                                                                 10.19             10.40        755,703    2005
                                                                                 10.08             10.19        560,106    2004
                                                                                  9.96             10.08        132,120    2003
                                                                                 10.00              9.96            208    2002
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $14.44            $13.19         57,127    2008
                                                                                 13.84             14.44         75,207    2007
                                                                                 14.08             13.84         94,666    2006
                                                                                 13.38             14.08         91,773    2005
                                                                                 12.81             13.38         87,810    2004
                                                                                 10.03             12.81         61,139    2003
                                                                                 10.00             10.03          3,029    2002
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $12.33            $ 8.80          3,602    2008
                                                                                 11.23             12.33         12,929    2007
                                                                                 10.80             11.23          8,192    2006
                                                                                 10.91             10.80          6,326    2005
                                                                                 10.00             10.61            378    2004
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $13.12            $ 9.53        121,624    2008
                                                                                 12.94             13.12        552,807    2007
                                                                                 11.90             12.94        621,541    2006
                                                                                 11.84             11.90        655,414    2005
                                                                                 10.93             11.84        674,150    2004
                                                                                  9.13             10.93        705,085    2003
                                                                                  9.16              9.13        368,364    2002
                                                                                  9.20              9.16        143,887    2001
                                                                                 10.00              9.20         13,030    2000
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $21.78            $12.43        322,388    2008
                                                                                 18.37             21.78        392,016    2007
                                                                                 16.30             18.37        398,029    2006
                                                                                 14.96             16.30        402,757    2005
                                                                                 13.29             14.96        327,625    2004
                                                                                 10.00             13.29        150,615    2003
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $12.58            $ 8.79          98,125   2008
                                                                         11.12             12.58         137,719   2007
                                                                         10.55             11.12         162,659   2006
                                                                         10.35             10.55         150,696   2005
                                                                         10.00             10.35          28,367   2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $11.13            $ 7.20          96,829   2008
                                                                         10.41             11.13         116,302   2007
                                                                         10.00             10.41          17,743   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $14.80            $ 8.34         963,470   2008
                                                                         12.83             14.80       2,661,927   2007
                                                                         11.72             12.83       2,628,360   2006
                                                                         10.22             11.72       2,807,286   2005
                                                                          9.03             10.22       2,009,536   2004
                                                                          7.16              9.03       1,707,386   2003
                                                                          8.06              7.16         918,624   2002
                                                                          9.37              8.06         476,256   2001
                                                                         10.00              9.37         144,834   2000
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $16.39            $ 9.45          36,047   2008
                                                                         15.62             16.39          53,567   2007
                                                                         13.97             15.62          84,650   2006
                                                                         11.77             13.97          71,052   2005
                                                                         11.82             11.77          47,213   2004
                                                                         10.00             11.82           1,184   2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $14.24            $ 8.01         401,972   2008
                                                                         14.31             14.24       1,911,371   2007
                                                                         12.14             14.31       2,261,504   2006
                                                                         11.70             12.14       2,141,457   2005
                                                                         10.70             11.70       2,170,766   2004
                                                                          8.37             10.70       2,023,475   2003
                                                                         10.28              8.37       1,288,935   2002
                                                                         11.03             10.28         570,855   2001
                                                                         10.00             11.03          40,470   2000
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 8.29            $ 4.29         343,091   2008
                                                                          6.66              8.29       1,306,790   2007
                                                                          6.35              6.66       1,167,973   2006
                                                                          6.13              6.35       1,301,266   2005
                                                                          6.04              6.13       1,558,308   2004
                                                                          4.64              6.04       1,629,161   2003
                                                                          6.77              4.64         974,269   2002
                                                                          8.39              6.77         603,088   2001
                                                                         10.00              8.39          60,848   2000
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $11.57            $ 6.61         101,616   2008
                                                                         10.53             11.57         437,818   2007
                                                                          9.49             10.53         560,446   2006
                                                                          8.99              9.49         659,383   2005
                                                                          8.66              8.99         673,342   2004
                                                                          7.14              8.66         661,374   2003
                                                                          8.74              7.14         503,223   2002
                                                                          9.77              8.74         280,032   2001
                                                                         10.00              9.77          91,832   2000
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.10            $ 9.58          54,319   2008
                                                                         10.00             10.10         150,758   2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                         $21.71            $12.89         351,444   2008
                                                                    19.15             21.71       1,331,866   2007
                                                                    17.33             19.15       1,576,087   2006
                                                                    14.94             17.33       1,880,480   2005
                                                                    12.19             14.94       1,684,293   2004
                                                                     8.97             12.19       1,539,654   2003
                                                                    10.14              8.97         889,218   2002
                                                                    10.70             10.14         403,825   2001
                                                                    10.00             10.70          49,059   2000
------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                $13.39            $ 6.41          61,549   2008
                                                                    12.92             13.39         113,964   2007
                                                                    11.33             12.92          93,103   2006
                                                                    11.25             11.33          43,930   2005
                                                                    10.00             11.25          19,598   2004
------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                $12.32            $ 8.52       1,988,909   2008
                                                                    12.08             12.32       2,241,869   2007
                                                                    10.39             12.08       1,879,990   2006
                                                                    10.00             10.39         442,711   2005
------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund --         $ 9.91            $ 6.25         425,004   2008
   Class 2 Shares                                                   10.00              9.91         144,761   2007
------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                  $17.15            $10.60         416,035   2008
                                                                    16.86             17.15         355,438   2007
                                                                    14.49             16.86         296,871   2006
                                                                    13.33             14.49              --   2005
                                                                    12.04             13.33              --   2004
                                                                     9.79             12.04              --   2003
                                                                    10.00              9.79              --   2002
------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares               $11.10            $ 6.29         264,047   2008
                                                                    11.04             11.10         334,715   2007
                                                                    10.00             11.04          84,602   2006
------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                         $12.15            $ 8.01         132,482   2008
                                                                    11.23             12.15         483,741   2007
                                                                     9.69             11.23         570,875   2006
                                                                     9.47              9.69         640,476   2005
                                                                     8.79              9.47         683,944   2004
                                                                     7.21              8.79         629,017   2003
                                                                     8.90              7.21         400,281   2002
                                                                     9.92              8.90         172,415   2001
                                                                    10.00              9.92           4,061   2000
------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                    $11.67            $10.88         160,158   2008
                                                                    11.33             11.67         567,132   2007
                                                                    11.04             11.33         647,969   2006
                                                                    11.00             11.04         678,296   2005
                                                                    10.82             11.00         769,960   2004
                                                                    10.63             10.82         693,037   2003
                                                                    10.00             10.63         216,173   2002
------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 $18.11            $11.07         138,736   2008
                                                         16.36             18.11         916,083   2007
                                                         15.36             16.36       1,005,889   2006
                                                         13.98             15.36       1,129,943   2005
                                                         12.26             13.98       1,211,437   2004
                                                          9.38             12.26       1,248,595   2003
                                                         11.06              9.38         785,521   2002
                                                         11.22             11.06         319,791   2001
                                                         10.00             11.22          10,023   2000
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $10.99            $11.05       2,489,989   2008
                                                         10.66             10.99       2,012,378   2007
                                                         10.36             10.66       1,890,965   2006
                                                         10.25             10.36       1,382,399   2005
                                                         10.33             10.25       1,359,548   2004
                                                         10.43             10.33       1,519,238   2003
                                                         10.46             10.43       1,689,357   2002
                                                         10.23             10.46         671,871   2001
                                                         10.00             10.23          76,786   2000
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $ 9.65            $ 6.01         247,078   2008
                                                          9.32              9.65         831,341   2007
                                                          8.70              9.32       1,008,161   2006
                                                          8.73              8.70       1,143,240   2005
                                                          8.30              8.73       1,196,020   2004
                                                          6.55              8.30       1,138,946   2003
                                                          8.44              6.55         454,718   2002
                                                          9.45              8.44         203,781   2001
                                                         10.00              9.45          12,182   2000
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $19.51            $12.27         180,480   2008
                                                         23.32             19.51         275,107   2007
                                                         17.83             23.32         429,320   2006
                                                         16.23             17.83         349,604   2005
                                                         12.47             16.23         282,415   2004
                                                         10.00             12.47          75,216   2003
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 9.80            $ 6.03         804,412   2008
                                                          9.49              9.80       3,006,977   2007
                                                          8.36              9.49       3,204,836   2006
                                                          8.14              8.36       3,419,522   2005
                                                          7.50              8.14       3,703,435   2004
                                                          5.95              7.50       3,607,380   2003
                                                          7.79              5.95       2,153,221   2002
                                                          9.04              7.79       1,104,277   2001
                                                         10.00              9.04         135,750   2000
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $17.32            $10.62         173,199   2008
                                                         17.21             17.32         708,040   2007
                                                         15.45             17.21         873,848   2006
                                                         14.35             15.45         966,620   2005
                                                         12.68             14.35         983,471   2004
                                                         10.39             12.68         917,681   2003
                                                         12.27             10.39         528,246   2002
                                                         11.35             12.27         181,000   2001
                                                         10.00             11.35             154   2000
-------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                   $15.19            $10.56       3,051,891   2008
                                                                         13.84             15.19       4,120,303   2007
                                                                         12.37             13.84       4,295,033   2006
                                                                         12.14             12.37       4,051,644   2005
                                                                         11.42             12.14       2,389,192   2004
                                                                         10.00             11.42         492,594   2003
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                   $11.63            $ 8.07       2,331,778   2008
                                                                         10.60             11.63       1,815,694   2007
                                                                         10.00             10.60         665,525   2006
-----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                    $11.05            $ 6.94         156,964   2008
                                                                         10.41             11.05         779,219   2007
                                                                          9.12             10.41       1,328,304   2006
                                                                          9.05              9.12       1,168,268   2005
                                                                          8.51              9.05       1,249,399   2004
                                                                          7.02              8.51       1,186,382   2003
                                                                          8.85              7.02         791,025   2002
                                                                          9.83              8.85         374,328   2001
                                                                         10.00              9.83          84,230   2000
-----------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                          $10.00            $ 6.43             499   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                  $10.00            $ 6.57         132,800   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                        $10.00            $ 7.01              --   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                             $10.00            $ 7.59         319,077   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                   $10.00            $ 7.46         387,036   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                         $10.00            $ 7.23         536,903   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund              $10.00            $ 6.87         157,457   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                           $10.00            $ 7.64         112,293   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund         $10.00            $10.58         194,371   2008
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                      $13.17            $ 8.15          90,100   2008
                                                                         12.98             13.17         274,726   2007
                                                                         11.37             12.98         288,095   2006
                                                                         10.00             11.37         170,259   2005
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                  $12.21            $10.08         274,551   2008
                                                                         11.27             12.21       1,919,218   2007
                                                                         10.38             11.27       2,327,390   2006
                                                                          9.81             10.38       2,514,958   2005
                                                                          9.21              9.81       2,632,474   2004
                                                                          8.24              9.21       2,748,253   2003
                                                                          8.98              8.24       1,917,665   2002
                                                                          9.61              8.98         972,626   2001
                                                                         10.00              9.61         201,522   2000
-----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                     $11.71            $ 6.41         637,671   2008
                                                                          8.72             11.71         815,663   2007
                                                                          8.13              8.72         568,787   2006
                                                                          7.34              8.13         520,861   2005
                                                                          6.33              7.34         500,456   2004
                                                                          5.36              6.33         537,768   2003
                                                                          6.48              5.36         425,478   2002
                                                                          8.44              6.48         362,926   2001
                                                                         10.00              8.44         112,111   2000
-----------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                          $16.13            $ 7.57         67,544    2008
                                                                                 12.82             16.13        279,226    2007
                                                                                  8.89             12.82        402,199    2006
                                                                                  6.86              8.89        483,616    2005
                                                                                  5.88              6.86        544,891    2004
                                                                                  4.44              5.88        593,422    2003
                                                                                  6.09              4.44        447,171    2002
                                                                                  8.09              6.09        264,963    2001
                                                                                 10.00              8.09         43,422    2000
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $15.54            $ 9.08         39,903    2008
                                                                                 15.75             15.54         70,995    2007
                                                                                 14.47             15.75         72,150    2006
                                                                                 13.42             14.47         57,145    2005
                                                                                 12.55             13.42         40,148    2004
                                                                                 10.00             12.55         17,895    2003
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $ 9.98            $ 6.38         36,347    2008
                                                                                 11.64              9.98         40,602    2007
                                                                                 10.55             11.64         24,748    2006
                                                                                 10.00             10.55          7,519    2005
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.49            $ 5.91        144,177    2008
                                                                                 16.21              9.49        255,029    2007
                                                                                 13.99             16.21        238,860    2006
                                                                                 13.72             13.99        224,649    2005
                                                                                 12.91             13.72        216,563    2004
                                                                                 10.00             12.91        112,510    2003
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $ 7.18            $ 4.45         71,624    2008
                                                                                  6.58              7.18        445,504    2007
                                                                                  6.24              6.58        483,015    2006
                                                                                  6.09              6.24        553,877    2005
                                                                                  5.68              6.09        595,693    2004
                                                                                  4.71              5.68        736,265    2003
                                                                                  6.64              4.71        576,645    2002
                                                                                  8.98              6.64        331,541    2001
                                                                                 10.00              8.98         57,669    2000
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $10.37            $ 6.80         33,070    2008
                                                                                  9.59             10.37        286,113    2007
                                                                                  8.65              9.59        388,888    2006
                                                                                  8.22              8.65        463,596    2005
                                                                                  7.53              8.22        519,243    2004
                                                                                  6.29              7.53        492,435    2003
                                                                                  8.11              6.29        376,910    2002
                                                                                  9.84              8.11        241,953    2001
                                                                                 10.00              9.84          8,638    2000
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           $ 8.83            $ 5.25         75,149    2008
                                                                                  8.78              8.83        331,846    2007
                                                                                  7.91              8.78        440,477    2006
                                                                                  7.66              7.91        492,215    2005
                                                                                  7.34              7.66        563,369    2004
                                                                                  5.60              7.34        781,828    2003
                                                                                  8.35              5.60        411,289    2002
                                                                                  8.96              8.35        155,938    2001
                                                                                 10.00              8.96         18,273    2000
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                  $14.10            $10.77         210,295   2008
                                                                       13.80             14.10         280,456   2007
                                                                       12.58             13.80         238,364   2006
                                                                       12.47             12.58         184,506   2005
                                                                       11.43             12.47              --   2004
                                                                       10.02             11.43              --   2003
                                                                       10.00             10.02              --   2002
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                     $18.10            $11.06         258,218   2008
                                                                       14.43             18.10         706,054   2007
                                                                       11.21             14.43         745,308   2006
                                                                        9.78             11.21         713,275   2005
                                                                        7.66              9.78         758,073   2004
                                                                        5.75              7.66         730,480   2003
                                                                        7.59              5.75         501,656   2002
                                                                       10.22              7.59         303,903   2001
                                                                       10.00             10.22          32,271   2000
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                      $12.35            $ 6.84          95,357   2008
                                                                       12.14             12.35         162,252   2007
                                                                       11.14             12.14         221,729   2006
                                                                       10.93             11.14         240,371   2005
                                                                       10.00             10.93          92,893   2004
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          $15.93            $ 8.51          57,928   2008
                                                                       14.23             15.93         131,849   2007
                                                                       13.44             14.23         146,163   2006
                                                                       13.04             13.44         172,010   2005
                                                                       12.44             13.04         153,599   2004
                                                                        9.69             12.44          56,951   2003
                                                                       10.00              9.69             100   2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares             $13.71            $ 8.04         564,410   2008
                                                                       13.15             13.71       1,255,161   2007
                                                                       11.40             13.15       1,371,472   2006
                                                                       10.17             11.40       1,561,191   2005
                                                                        8.70             10.17       1,576,650   2004
                                                                        6.19              8.70       1,142,590   2003
                                                                        8.12              6.19         691,046   2002
                                                                        9.40              8.12         276,877   2001
                                                                       10.00              9.40          35,315   2000
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                   $10.14            $ 6.12         721,067   2008
                                                                        9.90             10.14         899,344   2007
                                                                        8.78              9.90       1,226,589   2006
                                                                        8.45              8.78       1,188,072   2005
                                                                        7.87              8.45       1,334,756   2004
                                                                        6.33              7.87       1,385,950   2003
                                                                        7.95              6.33       1,005,473   2002
                                                                        9.02              7.95         473,200   2001
                                                                       10.00              9.02          73,558   2000
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         $18.39            $11.21         220,022   2008
                                                                       18.98             18.39         393,594   2007
                                                                       16.83             18.98         272,856   2006
                                                                       15.61             16.83         246,928   2005
                                                                       13.32             15.61         299,183   2004
                                                                        9.40             13.32         120,040   2003
                                                                       10.00              9.40              --   2002
---------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $16.24            $ 8.11          17,247   2008
                                                                              15.58             16.24          27,446   2007
                                                                              15.43             15.58          32,136   2006
                                                                              14.02             15.43          30,769   2005
                                                                              11.94             14.02          32,334   2004
                                                                              10.00             11.94          17,789   2003
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.36            $ 9.39          73,534   2008
                                                                              10.69             11.36         422,175   2007
                                                                              10.40             10.69         129,746   2006
                                                                              10.00             10.40          92,471   2005
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $14.07            $10.58         328,063   2008
                                                                              13.83             14.07       1,035,065   2007
                                                                              12.90             13.83       1,238,964   2006
                                                                              12.60             12.90       1,489,607   2005
                                                                              11.70             12.60       1,529,658   2004
                                                                               9.69             11.70       1,522,099   2003
                                                                               9.98              9.69         541,743   2002
                                                                               9.92              9.98         207,597   2001
                                                                              10.00              9.92          11,611   2000
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.92            $18.35         249,176   2008
                                                                              14.76             15.92         768,922   2007
                                                                              14.84             14.76         843,560   2006
                                                                              14.41             14.84         955,206   2005
                                                                              13.63             14.41       1,080,903   2004
                                                                              13.35             13.63       1,205,322   2003
                                                                              11.55             13.35       1,088,846   2002
                                                                              11.10             11.55         386,285   2001
                                                                              10.00             11.10          15,494   2000
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.76            $10.53         933,937   2008
                                                                              10.19             10.76         930,513   2007
                                                                               9.97             10.19          96,774   2006
                                                                              10.00              9.97          70,624   2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.12            $14.54       1,296,403   2008
                                                                              13.21             14.12       3,530,553   2007
                                                                              12.94             13.21       3,911,844   2006
                                                                              12.85             12.94       4,195,522   2005
                                                                              12.46             12.85       4,038,116   2004
                                                                              12.07             12.46       4,353,956   2003
                                                                              11.26             12.07       2,751,630   2002
                                                                              10.57             11.26         810,937   2001
                                                                              10.00             10.57          58,869   2000
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $20.13            $11.99          93,681   2008
                                                                              14.52             20.13         208,580   2007
                                                                              14.57             14.52          35,338   2006
                                                                              13.00             14.57          49,435   2005
                                                                              12.11             13.00           4,228   2004
                                                                              10.00             12.11           1,832   2003
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $15.92            $ 9.77          42,420   2008
                                                                              18.59             15.92          39,537   2007
                                                                              16.65             18.59         253,544   2006
                                                                              13.97             16.65          52,020   2005
                                                                              12.31             13.97           6,289   2004
                                                                              10.00             12.31           2,027   2003
----------------------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $25.77            $11.86         191,285   2008
                                                          17.75             25.77         204,061   2007
                                                          14.84             17.75         115,930   2006
                                                          10.00             14.84          37,836   2005
--------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                     $ 4.29            $ 2.45          74,753   2008
                                                           3.70              4.29         254,128   2007
                                                           3.56              3.70         394,344   2006
                                                           3.58              3.56         405,827   2005
                                                           3.33              3.58         524,995   2004
                                                           2.33              3.33         825,009   2003
                                                           3.88              2.33         329,408   2002
                                                           6.08              3.88         239,875   2001
                                                          10.00              6.08          82,259   2000
--------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc
--------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         $ 9.74            $ 7.40           2,501   2008
                                                          10.00              9.74           2,305   2007
--------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
--------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares            $11.64            $ 5.82          38,259   2008
                                                          10.15              1.64         124,697   2007
                                                          10.06             10.15         156,886   2006
                                                           9.51             10.06         159,385   2005
                                                           9.06              9.51         179,786   2004
                                                           7.25              9.06         162,892   2003
                                                          10.00              7.25          28,218   2002
--------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  $13.36            $ 8.43         578,253   2008
                                                          13.92             13.36       1,452,852   2007
                                                          12.20             13.92       1,403,063   2006
                                                          11.92             12.20       1,340,627   2005
                                                          10.33             11.92       1,231,035   2004
                                                           8.03             10.33         667,800   2003
                                                          10.00              8.03         130,719   2002
--------------------------------------------------------------------------------------------------------

                      Guaranteed Income Advantage Elected

For contracts issued on or after May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications but prior to April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications.




                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $11.79            $ 5.55        18,605     2008
                                                                           11.88             11.79        19,406     2007
                                                                           10.74             11.88        19,922     2006
                                                                           10.41             10.74        20,493     2005
                                                                           10.00             10.41        17,323     2004
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $12.23            $ 6.89         7,306     2008
                                                                           11.15             12.23         6,442     2007
                                                                           10.72             11.15         7,009     2006
                                                                           10.06             10.72         7,156     2005
                                                                           10.00             10.06         7,209     2004
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $11.39            $ 7.79           585     2008
                                                                           10.76             11.39           621     2007
                                                                           10.00             10.76           653     2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $17.16            $ 9.99            --     2008
                                                                           15.32             17.16            --     2007
                                                                           12.23             15.32            --     2006
                                                                           10.62             12.23            --     2005
                                                                           10.00             10.62            --     2004
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.17            $ 6.95            --     2008
                                                                           10.00             10.17            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $12.49            $ 6.42         2,545     2008
                                                                           10.64             12.49         1,974     2007
                                                                           10.03             10.64         2,050     2006
                                                                            9.88             10.03         2,122     2005
                                                                           10.00              9.88         1,086     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $12.62            $ 7.32        30,301     2008
                                                                           12.29             12.62        27,777     2007
                                                                           10.73             12.29        33,064     2006
                                                                           10.48             10.73        36,191     2005
                                                                           10.00             10.48        38,378     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $16.43            $ 7.51         1,784     2008
                                                                           15.89             16.43         1,917     2007
                                                                           12.01             15.89         4,542     2006
                                                                           10.53             12.01         4,868     2005
                                                                           10.00             10.53         4,058     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $12.56            $ 7.40         6,077     2008
                                                                           11.30             12.56         6,984     2007
                                                                           11.61             11.30         7,753     2006
                                                                           10.33             11.61         8,478     2005
                                                                           10.00             10.33         7,049     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.47            $ 5.57            --     2008
                                                                            9.41             10.47            --     2007
                                                                           10.00              9.41            --     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      $10.57            $10.19            --     2008
                                                                                  9.86             10.57            --     2007
                                                                                  9.91              9.86            --     2006
                                                                                 10.00              9.91            --     2005
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $12.87            $ 7.95         2,459     2008
                                                                                 12.95             12.87         3,639     2007
                                                                                 10.88             12.95         3,649     2006
                                                                                 10.83             10.88         3,796     2005
                                                                                 10.00             10.83            99     2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $14.35            $11.28         1,060     2008
                                                                                 12.56             14.35         1,060     2007
                                                                                 11.01             12.56         1,060     2006
                                                                                 10.00             11.01            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $12.95            $ 7.49         2,589     2008
                                                                                 12.24             12.95         3,138     2007
                                                                                 11.70             12.24         3,385     2006
                                                                                 10.82             11.70         3,218     2005
                                                                                 10.00             10.82            --     2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $12.81            $ 7.50           756     2008
                                                                                 13.23             12.81         1,304     2007
                                                                                 12.04             13.23         1,226     2006
                                                                                 11.17             12.04         1,324     2005
                                                                                 10.00             11.17         1,130     2004
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $13.74            $ 8.15        18,589     2008
                                                                                 11.95             13.74        19,941     2007
                                                                                 11.51             11.95        20,491     2006
                                                                                 10.94             11.51        21,011     2005
                                                                                 10.00             10.94        19,041     2004
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $17.70            $ 8.93        13,480     2008
   Class B                                                                       15.11             17.70        15,990     2007
                                                                                 12.52             15.11        18,012     2006
                                                                                 10.70             12.52        19,313     2005
                                                                                 10.00             10.70        10,725     2004
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.50            $ 7.49         4,617     2008
                                                                                 10.56             10.50         5,864     2007
                                                                                 10.22             10.56         6,318     2006
                                                                                 10.05             10.22         6,820     2005
                                                                                 10.00             10.05         4,863     2004
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $10.46            $ 9.51         3,895     2008
                                                                                 10.06             10.46         5,544     2007
                                                                                 10.28             10.06         5,384     2006
                                                                                  9.81             10.28         4,182     2005
                                                                                 10.00              9.81         3,786     2004
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $12.15            $ 8.63            --     2008
                                                                                 11.10             12.15            --     2007
                                                                                 10.73             11.10            --     2006
                                                                                 10.58             10.73            --     2005
                                                                                 10.00             10.58            --     2004
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $11.72            $ 8.48           862     2008
                                                                         11.60             11.72           945     2007
                                                                         10.72             11.60           945     2006
                                                                         10.70             10.72           945     2005
                                                                         10.00             10.70            --     2004
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $15.47            $ 8.80         9,831     2008
                                                                         13.10             15.47        11,212     2007
                                                                         11.67             13.10        12,621     2006
                                                                         10.75             11.67        12,713     2005
                                                                         10.00             10.75         2,499     2004
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $12.40            $ 8.63         3,829     2008
                                                                         11.00             12.40         8,325     2007
                                                                         10.48             11.00         8,798     2006
                                                                         10.32             10.48         9,266     2005
                                                                         10.00             10.32         5,261     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $11.05            $ 7.12         3,208     2008
                                                                         10.38             11.05         3,208     2007
                                                                         10.00             10.38         1,273     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $15.64            $ 8.78        19,064     2008
                                                                         13.62             15.64        18,943     2007
                                                                         12.49             13.62        19,274     2006
                                                                         10.94             12.49        19,333     2005
                                                                         10.00             10.94        13,988     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $12.94            $ 7.43            --     2008
                                                                         12.38             12.94            63     2007
                                                                         11.11             12.38            63     2006
                                                                          9.40             11.11            63     2005
                                                                         10.00              9.40            --     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $12.69            $ 7.11         7,065     2008
                                                                         12.80             12.69        10,624     2007
                                                                         10.90             12.80        16,214     2006
                                                                         10.55             10.90        17,670     2005
                                                                         10.00             10.55        12,814     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $12.81            $ 7.29            --     2008
                                                                         11.70             12.81           245     2007
                                                                         10.59             11.70           247     2006
                                                                         10.07             10.59           249     2005
                                                                         10.00             10.07           249     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $12.78            $ 6.59         4,199     2008
                                                                         10.31             12.78         7,580     2007
                                                                          9.88             10.31         7,847     2006
                                                                          9.57              9.88         6,164     2005
                                                                         10.00              9.57         3,921     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.07            $ 9.52            --     2008
                                                                         10.00             10.07            --     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $16.61            $ 9.82         5,991     2008
                                                                         14.72             16.61         7,519     2007
                                                                         13.37             14.72         8,862     2006
                                                                         11.57             13.37         8,336     2005
                                                                         10.00             11.57         4,543     2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $13.20            $ 6.29         1,930     2008
                                                                                   12.78             13.20         2,245     2007
                                                                                   11.26             12.78         2,288     2006
                                                                                   11.22             11.26         2,330     2005
                                                                                   10.00             11.22           455     2004
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.18            $ 8.39            --     2008
                                                                                   11.99             12.18         7,359     2007
                                                                                   10.36             11.99         8,151     2006
                                                                                   10.00             10.36            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.90            $ 6.21            --     2008
                                                                                   10.00              9.90            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $11.01            $ 6.78            --     2008
                                                                                   10.87             11.01            --     2007
                                                                                   10.00             10.87            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $11.03            $ 6.23            --     2008
                                                                                   11.01             11.03            --     2007
                                                                                   10.00             11.01            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $13.26            $ 8.70           184     2008
                                                                                   12.30             13.26           199     2007
                                                                                   10.66             12.30           212     2006
                                                                                   10.46             10.66           224     2005
                                                                                   10.00             10.46           238     2004
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.49            $ 9.75           790     2008
                                                                                   10.22             10.49         6,467     2007
                                                                                   10.01             10.22         6,277     2006
                                                                                   10.02             10.01         6,222     2005
                                                                                   10.00             10.02         6,209     2004
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $14.11            $ 8.59         8,960     2008
                                                                                   12.80             14.11         8,498     2007
                                                                                   12.06             12.80         8,410     2006
                                                                                   11.03             12.06         8,822     2005
                                                                                   10.00             11.03         8,064     2004
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.48            $10.49        19,095     2008
                                                                                   10.21             10.48        23,946     2007
                                                                                    9.97             10.21        13,433     2006
                                                                                    9.90              9.97        30,990     2005
                                                                                   10.00              9.90         2,870     2004
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $11.21            $ 6.95        32,135     2008
                                                                                   10.87             11.21        30,822     2007
                                                                                   10.18             10.87        33,024     2006
                                                                                   10.27             10.18        34,388     2005
                                                                                   10.00             10.27        33,410     2004
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $14.72            $ 9.22         4,184     2008
                                                                                   17.66             14.72         6,154     2007
                                                                                   13.56             17.66         6,276     2006
                                                                                   12.39             13.56         6,258     2005
                                                                                   10.00             12.39         3,678     2004
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                 $12.43            $ 7.62          3,952    2008
                                                                         12.08             12.43          4,019    2007
                                                                         10.69             12.08         11,551    2006
                                                                         10.45             10.69          5,040    2005
                                                                         10.00             10.45          4,848    2004
-----------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                               $12.84            $ 7.84         13,971    2008
                                                                         12.81             12.84         13,487    2007
                                                                         11.55             12.81         13,823    2006
                                                                         10.77             11.55         13,823    2005
                                                                         10.00             10.77         12,763    2004
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                   $12.79            $ 8.85        391,881    2008
                                                                         11.70             12.79        160,346    2007
                                                                         10.51             11.70        173,877    2006
                                                                         10.35             10.51        222,636    2005
                                                                         10.00             10.35        218,020    2004
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                   $11.55            $ 7.98             --    2008
                                                                         10.57             11.55             --    2007
                                                                         10.00             10.57             --    2006
-----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                    $12.47            $ 7.81             --    2008
                                                                         11.79             12.47             56    2007
                                                                         10.37             11.79             56    2006
                                                                         10.34             10.37             56    2005
                                                                         10.00             10.34             --    2004
-----------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                          $10.00            $ 6.42             --    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                  $10.00            $ 6.56             --    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                        $10.00            $ 7.01             --    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                             $10.00            $ 7.58             --    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                   $10.00            $ 7.45             --    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                         $10.00            $ 7.22             --    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund              $10.00            $ 6.86             --    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                           $10.00            $ 7.63             --    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund         $10.00            $10.56             --    2008
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                      $13.03            $ 8.03             39    2008
                                                                         12.90             13.03             40    2007
                                                                         11.34             12.90             40    2006
                                                                         10.00             11.34             16    2005
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                  $12.82            $10.53          2,209    2008
                                                                         11.87             12.82          2,434    2007
                                                                         10.98             11.87          2,631    2006
                                                                         10.42             10.98          2,851    2005
                                                                         10.00             10.42          3,089    2004
-----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                     $17.66            $ 9.63          1,507    2008
                                                                         13.20             17.66          1,638    2007
                                                                         12.36             13.20          1,747    2006
                                                                         11.21             12.36          1,869    2005
                                                                         10.00             11.21             --    2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                          $25.45            $11.90         4,643     2008
                                                                                 20.31             25.45         5,367     2007
                                                                                 14.15             20.31         6,216     2006
                                                                                 10.95             14.15         7,459     2005
                                                                                 10.00             10.95        12,609     2004
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $11.43            $ 6.65         5,152     2008
                                                                                 11.63             11.43         7,784     2007
                                                                                 10.73             11.63        12,317     2006
                                                                                  9.99             10.73        13,136     2005
                                                                                 10.00              9.99        12,181     2004
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $ 9.96            $ 6.34            --     2008
                                                                                 11.56              9.96            --     2007
                                                                                 10.51             11.56            --     2006
                                                                                 10.00             10.51            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.46            $ 5.87         1,444     2008
                                                                                 11.70              9.46         1,674     2007
                                                                                 10.14             11.70         1,481     2006
                                                                                  9.99             10.14         1,642     2005
                                                                                 10.00              9.99         1,209     2004
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $11.95            $ 7.37            --     2008
                                                                                 10.99             11.95            --     2007
                                                                                 10.46             10.99            --     2006
                                                                                 10.25             10.46            --     2005
                                                                                 10.00             10.25            --     2004
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $13.18            $ 8.61            --     2008
                                                                                 12.23             13.18           238     2007
                                                                                 11.09             12.23           235     2006
                                                                                 10.58             11.09           238     2005
                                                                                 10.00             10.58           238     2004
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           $11.02            $ 6.52         3,852     2008
                                                                                 11.01             11.02         3,499     2007
                                                                                  9.96             11.01         3,477     2006
                                                                                  9.68              9.96         3,755     2005
                                                                                 10.00              9.68         3,723     2004
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $11.44            $ 8.70            --     2008
                                                                                 11.24             11.44            --     2007
                                                                                 10.28             11.24            --     2006
                                                                                 10.00             10.28            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $22.00            $13.39            --     2008
                                                                                 17.62             22.00            --     2007
                                                                                 13.73             17.62            --     2006
                                                                                 12.04             13.73            --     2005
                                                                                 10.00             12.04            --     2004
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $12.17            $ 6.72           488     2008
                                                                                 10.99             12.17           518     2007
                                                                                 10.42             10.99        10,633     2006
                                                                                 10.15             10.42        11,251     2005
                                                                                 10.00             10.15        11,911     2004
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $12.24            $ 6.51         3,164     2008
                                                                              14.17             12.24         5,971     2007
                                                                              12.33             14.17        14,925     2006
                                                                              11.04             12.33        14,836     2005
                                                                              10.00             11.04        12,740     2004
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $14.72            $ 8.60        15,129     2008
                                                                              12.00             14.72        14,452     2007
                                                                              10.68             12.00         5,285     2006
                                                                              10.32             10.68         5,366     2005
                                                                              10.00             10.32         5,474     2004
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $12.24            $ 7.35         5,100     2008
                                                                              13.27             12.24         5,155     2007
                                                                              11.82             13.27         4,302     2006
                                                                              11.01             11.82         4,671     2005
                                                                              10.00             11.01         4,194     2004
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $12.81            $ 7.78         2,137     2008
                                                                              12.33             12.81         3,957     2007
                                                                              12.25             12.33            --     2006
                                                                              11.18             12.25            --     2005
                                                                              10.00             11.18            --     2004
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $12.79            $ 6.36            --     2008
                                                                              12.01             12.79            --     2007
                                                                              11.06             12.01           545     2006
                                                                              10.90             11.06           574     2005
                                                                              10.00             10.90           605     2004
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.24            $ 9.25            --     2008
                                                                              10.61             11.24            --     2007
                                                                              10.36             10.61            --     2006
                                                                              10.00             10.36            --     2005
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $11.76            $ 8.80        11,595     2008
                                                                              11.60             11.76        15,625     2007
                                                                              10.87             11.60        15,991     2006
                                                                              10.66             10.87        16,888     2005
                                                                              10.00             10.66        14,189     2004
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.24            $12.91        17,671     2008
                                                                              10.46             11.24        28,777     2007
                                                                              10.56             10.46        29,883     2006
                                                                              10.30             10.56        29,246     2005
                                                                              10.00             10.30        26,530     2004
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.64            $10.37            --     2008
                                                                              10.12             10.64            --     2007
                                                                               9.95             10.12            --     2006
                                                                              10.00              9.95            79     2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $11.02            $11.31        26,979     2008
                                                                              10.36             11.02        36,999     2007
                                                                              10.18             10.36        38,001     2006
                                                                              10.16             10.18        38,526     2005
                                                                              10.00             10.16        31,365     2004
----------------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $15.52            $ 9.21            --     2008
                                                             10.76             15.52            --     2007
                                                             10.39             10.76         7,923     2006
                                                             10.49             10.39         8,374     2005
                                                             10.00             10.49         7,752     2004
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $12.50            $ 7.64            --     2008
                                                             14.40             12.50            --     2007
                                                             12.94             14.40            --     2006
                                                             10.90             12.94            --     2005
                                                             10.00             10.90            --     2004
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $25.49            $11.68           328     2008
                                                             11.44             25.49           328     2007
                                                             11.53             11.44            --     2006
                                                             10.33             11.53            --     2005
                                                             10.00             10.33            --     2004
-----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                        $12.41            $ 7.05         7,711     2008
                                                             17.63             12.41         6,923     2007
                                                             14.79             17.63           328     2006
                                                             10.00             14.79            --     2005
-----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares            $ 9.71            $ 7.35            --     2008
                                                             10.00              9.71            --     2007
-----------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-----------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares               $12.33            $ 6.14         8,147     2008
                                                             10.80             12.33         6,706     2007
                                                             10.75             10.80         7,263     2006
                                                             10.20             10.75         5,471     2005
                                                             10.00             10.20         3,451     2004
-----------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                     $12.09            $ 7.60         5,449     2008
                                                             12.65             12.09         5,961     2007
                                                             11.13             12.65         6,021     2006
                                                             10.92             11.13         5,514     2005
                                                             10.00             10.92         2,983     2004
-----------------------------------------------------------------------------------------------------------

                    Principal Protection Advantage Elected


                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $12.17            $ 5.73        15,897     2008
                                                                           12.26             12.17        18,769     2007
                                                                           11.09             12.26        18,077     2006
                                                                           10.75             11.09        12,724     2005
                                                                           10.00             10.75           654     2004
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $13.08            $ 7.36            --     2008
                                                                           11.93             13.08            --     2007
                                                                           11.46             11.93            --     2006
                                                                           10.75             11.46            --     2005
                                                                           10.00             10.75            --     2004
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $11.39            $ 7.79           365     2008
                                                                           10.76             11.39           341     2007
                                                                           10.00             10.76           673     2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $17.16            $ 9.99        16,501     2008
                                                                           15.32             17.16         8,124     2007
                                                                           12.24             15.32         5,921     2006
                                                                           10.62             12.24         5,175     2005
                                                                           10.00             10.62           436     2004
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.17            $ 6.95         2,503     2008
                                                                           10.00             10.17            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $13.93            $ 7.16            --     2008
                                                                           11.87             13.93            --     2007
                                                                           11.18             11.87            --     2006
                                                                           11.02             11.18            --     2005
                                                                           10.00             11.02            --     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $13.00            $ 7.55        10,361     2008
                                                                           12.66             13.00        20,520     2007
                                                                           11.06             12.66        21,456     2006
                                                                           10.80             11.06        20,999     2005
                                                                           10.00             10.80         7,844     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $16.43            $ 7.51        37,817     2008
                                                                           15.89             16.43        22,766     2007
                                                                           12.01             15.89        15,649     2006
                                                                           10.53             12.01        10,691     2005
                                                                           10.00             10.53            --     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $13.25            $ 7.81            --     2008
                                                                           11.92             13.25           747     2007
                                                                           12.25             11.92         1,092     2006
                                                                           10.90             12.25           948     2005
                                                                           10.00             10.90           298     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.47            $ 5.57            --     2008
                                                                            9.41             10.47            --     2007
                                                                           10.00              9.41            --     2006
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.57            $10.19        31,882     2008
                                                                            9.86             10.57         2,305     2007
                                                                            9.92              9.86         2,626     2006
                                                                           10.00              9.92           922     2005
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $12.87            $ 7.95            --     2008
                                                                                 12.95             12.87           956     2007
                                                                                 10.88             12.95           995     2006
                                                                                 10.83             10.88            --     2005
                                                                                 10.00             10.83            --     2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $14.35            $11.28        46,126     2008
                                                                                 12.56             14.35        11,846     2007
                                                                                 11.01             12.56         4,280     2006
                                                                                 10.00             11.01            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $12.95            $ 7.49            --     2008
                                                                                 12.24             12.95            --     2007
                                                                                 11.69             12.24            --     2006
                                                                                 10.82             11.69            --     2005
                                                                                 10.00             10.82            --     2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $12.81            $ 7.50         1,206     2008
                                                                                 13.23             12.81         2,213     2007
                                                                                 12.04             13.23         4,357     2006
                                                                                 11.17             12.04         3,486     2005
                                                                                 10.00             11.17            --     2004
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $14.12            $ 8.37        23,965     2008
                                                                                 12.28             14.12        27,666     2007
                                                                                 11.82             12.28        36,390     2006
                                                                                 11.24             11.82        28,105     2005
                                                                                 10.00             11.24        12,403     2004
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $18.13            $ 9.14        52,156     2008
   Class B                                                                       15.48             18.13        47,963     2007
                                                                                 12.83             15.48        62,021     2006
                                                                                 10.96             12.83        56,038     2005
                                                                                 10.00             10.96        23,413     2004
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.50            $ 7.49        11,761     2008
                                                                                 10.55             10.50         4,823     2007
                                                                                 10.21             10.55            --     2006
                                                                                 10.05             10.21            --     2005
                                                                                 10.00             10.05            --     2004
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $10.64            $ 9.68           159     2008
                                                                                 10.24             10.64           159     2007
                                                                                 10.46             10.24           160     2006
                                                                                  9.98             10.46            --     2005
                                                                                 10.00              9.98            --     2004
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $12.15            $ 8.63            --     2008
                                                                                 11.10             12.15            --     2007
                                                                                 10.73             11.10            --     2006
                                                                                 10.58             10.73            --     2005
                                                                                 10.00             10.58            --     2004
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $11.66            $ 8.44          2,203    2008
                                                                         11.55             11.66          5,992    2007
                                                                         10.67             11.55          5,940    2006
                                                                         10.65             10.67          4,329    2005
                                                                         10.00             10.65             79    2004
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $16.05            $ 9.13          9,424    2008
                                                                         13.59             16.05            247    2007
                                                                         12.11             13.59            247    2006
                                                                         11.16             12.11             --    2005
                                                                         10.00             11.16             --    2004
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $12.40            $ 8.63        112,542    2008
                                                                         11.00             12.40        163,007    2007
                                                                         10.48             11.00        181,069    2006
                                                                         10.32             10.48        150,976    2005
                                                                         10.00             10.32         28,249    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $11.05            $ 7.12         19,574    2008
                                                                         10.38             11.05          8,830    2007
                                                                         10.00             10.38          2,206    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $15.89            $ 8.91          4,270    2008
                                                                         13.84             15.89          7,649    2007
                                                                         12.68             13.84          1,144    2006
                                                                         11.11             12.68             --    2005
                                                                         10.00             11.11             --    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $14.59            $ 8.38             --    2008
                                                                         13.96             14.59             --    2007
                                                                         12.52             13.96             --    2006
                                                                         10.60             12.52             --    2005
                                                                         10.00             10.60             --    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $13.18            $ 7.38          6,667    2008
                                                                         13.30             13.18         10,217    2007
                                                                         11.32             13.30         14,133    2006
                                                                         10.95             11.32         14,551    2005
                                                                         10.00             10.95            556    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $13.41            $ 7.63             --    2008
                                                                         12.25             13.41             --    2007
                                                                         11.08             12.25             --    2006
                                                                         10.54             11.08             --    2005
                                                                         10.00             10.54             --    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $13.91            $ 7.18         10,779    2008
                                                                         11.22             13.91         14,266    2007
                                                                         10.75             11.22         17,318    2006
                                                                         10.41             10.75         15,460    2005
                                                                         10.00             10.41          4,967    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.07            $ 9.52            880    2008
                                                                         10.00             10.07          5,131    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $17.49            $10.34         16,619    2008
                                                                         15.49             17.49         19,627    2007
                                                                         14.08             15.49         21,791    2006
                                                                         12.18             14.08         19,378    2005
                                                                         10.00             12.18          7,762    2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $13.20            $ 6.29             --    2008
                                                                                   12.78             13.20             --    2007
                                                                                   11.25             12.78             --    2006
                                                                                   11.22             11.25             --    2005
                                                                                   10.00             11.22             --    2004
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.18            $ 8.39        459,995    2008
                                                                                   11.99             12.18        477,002    2007
                                                                                   10.36             11.99        427,278    2006
                                                                                   10.00             10.36        291,882    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.90            $ 6.21         30,538    2008
                                                                                   10.00              9.90             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $11.01            $ 6.78         34,108    2008
                                                                                   10.87             11.01          4,015    2007
                                                                                   10.00             10.87          1,466    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $11.03            $ 6.23          3,749    2008
                                                                                   11.01             11.03          4,077    2007
                                                                                   10.00             11.01             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $13.75            $ 9.03             --    2008
                                                                                   12.76             13.75             --    2007
                                                                                   11.05             12.76             --    2006
                                                                                   10.85             11.05             --    2005
                                                                                   10.00             10.85             --    2004
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.70            $ 9.94          4,786    2008
                                                                                   10.43             10.70          8,074    2007
                                                                                   10.20             10.43         18,216    2006
                                                                                   10.21             10.20          5,373    2005
                                                                                   10.00             10.21             --    2004
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $14.64            $ 8.91          8,665    2008
                                                                                   13.28             14.64         13,014    2007
                                                                                   12.51             13.28         11,239    2006
                                                                                   11.44             12.51          8,666    2005
                                                                                   10.00             11.44          2,391    2004
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.52            $10.53         88,602    2008
                                                                                   10.24             10.52         96,897    2007
                                                                                   10.00             10.24         95,304    2006
                                                                                    9.93             10.00        132,025    2005
                                                                                   10.00              9.93         30,852    2004
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $11.59            $ 7.19             --    2008
                                                                                   11.24             11.59             --    2007
                                                                                   10.52             11.24             --    2006
                                                                                   10.61             10.52             --    2005
                                                                                   10.00             10.61             --    2004
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $16.20            $10.14          4,258    2008
                                                                                   19.44             16.20             --    2007
                                                                                   14.92             19.44             --    2006
                                                                                   13.64             14.92             --    2005
                                                                                   10.00             13.64             --    2004
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                 $12.96            $ 7.94             671   2008
                                                                         12.60             12.96           2,926   2007
                                                                         11.14             12.60              --   2006
                                                                         10.90             11.14              --   2005
                                                                         10.00             10.90              --   2004
-----------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                               $13.17            $ 8.05           5,102   2008
                                                                         13.14             13.17           7,488   2007
                                                                         11.85             13.14           7,701   2006
                                                                         11.05             11.85           6,206   2005
                                                                         10.00             11.05           1,690   2004
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                   $13.15            $ 9.10       2,838,756   2008
                                                                         12.02             13.15       3,868,665   2007
                                                                         10.80             12.02       4,147,370   2006
                                                                         10.64             10.80       3,767,110   2005
                                                                         10.00             10.64         924,096   2004
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                   $11.55            $ 7.98         116,136   2008
                                                                         10.57             11.55         119,596   2007
                                                                         10.00             10.57         116,306   2006
-----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                    $12.87            $ 8.06              --   2008
                                                                         12.17             12.87              --   2007
                                                                         10.70             12.17              --   2006
                                                                         10.67             10.70              --   2005
                                                                         10.00             10.67              --   2004
-----------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                          $10.00            $ 6.42              --   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                  $10.00            $ 6.56          12,803   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                        $10.00            $ 7.01              --   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                             $10.00            $ 7.58          27,276   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                   $10.00            $ 7.45          33,820   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                         $10.00            $ 7.22          45,864   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund              $10.00            $ 6.86          12,427   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                           $10.00            $ 7.63          10,867   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund         $10.00            $10.56          19,416   2008
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                      $13.03            $ 8.03           2,600   2008
                                                                         12.90             13.03           6,103   2007
                                                                         11.34             12.90           6,322   2006
                                                                         10.00             11.34           4,880   2005
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                  $13.21            $10.86          79,174   2008
                                                                         12.24             13.21         116,397   2007
                                                                         11.32             12.24         112,770   2006
                                                                         10.74             11.32          98,721   2005
                                                                         10.00             10.74          20,112   2004
-----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                     $17.82            $ 9.72          26,397   2008
                                                                         13.32             17.82           3,626   2007
                                                                         12.47             13.32           1,476   2006
                                                                         11.32             12.47              --   2005
                                                                         10.00             11.32              --   2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                          $26.34            $12.32             --    2008
                                                                                 21.02             26.34             --    2007
                                                                                 14.64             21.02             --    2006
                                                                                 11.33             14.64             --    2005
                                                                                 10.00             11.33             --    2004
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $12.08            $ 7.03         11,686    2008
                                                                                 12.29             12.08         15,541    2007
                                                                                 11.34             12.29         14,548    2006
                                                                                 10.56             11.34         12,592    2005
                                                                                 10.00             10.56            476    2004
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $ 9.96            $ 6.34         17,413    2008
                                                                                 11.56              9.96         19,134    2007
                                                                                 10.52             11.56         13,162    2006
                                                                                 10.00             10.52          8,463    2005
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.46            $ 5.87          5,048    2008
                                                                                 12.45              9.46         10,093    2007
                                                                                 10.79             12.45          7,420    2006
                                                                                 10.63             10.79          5,279    2005
                                                                                 10.00             10.63             --    2004
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $12.62            $ 7.79            874    2008
                                                                                 11.61             12.62            824    2007
                                                                                 11.05             11.61            876    2006
                                                                                 10.83             11.05          1,842    2005
                                                                                 10.00             10.83             --    2004
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $13.83            $ 9.04             --    2008
                                                                                 12.84             13.83             --    2007
                                                                                 11.63             12.84             --    2006
                                                                                 11.11             11.63             --    2005
                                                                                 10.00             11.11             --    2004
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           $12.06            $ 7.14          3,318    2008
                                                                                 12.04             12.06          4,822    2007
                                                                                 10.89             12.04          5,573    2006
                                                                                 10.59             10.89          4,389    2005
                                                                                 10.00             10.59          1,128    2004
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $11.44            $ 8.70        250,649    2008
                                                                                 11.24             11.44        291,228    2007
                                                                                 10.28             11.24        311,214    2006
                                                                                 10.00             10.28        100,856    2005
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $22.69            $13.82            189    2008
                                                                                 18.18             22.69            189    2007
                                                                                 14.17             18.18            190    2006
                                                                                 12.42             14.17             --    2005
                                                                                 10.00             12.42             --    2004
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $12.17            $ 6.72         79,294    2008
                                                                                 11.54             12.17         96,172    2007
                                                                                 10.95             11.54             --    2006
                                                                                 10.67             10.95             --    2005
                                                                                 10.00             10.67             --    2004
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $12.87            $ 6.84             --    2008
                                                                              14.85             12.87             --    2007
                                                                              12.92             14.85             --    2006
                                                                              11.57             12.92             --    2005
                                                                              10.00             11.57             --    2004
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $15.42            $ 9.01         13,977    2008
                                                                              12.54             15.42             --    2007
                                                                              11.16             12.54          2,849    2006
                                                                              10.78             11.16             --    2005
                                                                              10.00             10.78             --    2004
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $12.78            $ 7.68         38,164    2008
                                                                              14.18             12.78             --    2007
                                                                              12.63             14.18         15,687    2006
                                                                              11.76             12.63         13,646    2005
                                                                              10.00             11.76          4,778    2004
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $13.69            $ 8.31         21,445    2008
                                                                              12.39             13.69         20,100    2007
                                                                              12.31             12.39             --    2006
                                                                              11.24             12.31             --    2005
                                                                              10.00             11.24             --    2004
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $12.86            $ 6.39             --    2008
                                                                              12.01             12.86             --    2007
                                                                              11.06             12.01        109,630    2006
                                                                              10.90             11.06        124,342    2005
                                                                              10.00             10.90         29,108    2004
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.24            $ 9.25             --    2008
                                                                              10.61             11.24             --    2007
                                                                              10.36             10.61             --    2006
                                                                              10.00             10.36             --    2005
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $11.90            $ 8.91         22,424    2008
                                                                              11.74             11.90         17,868    2007
                                                                              11.00             11.74         21,944    2006
                                                                              10.79             11.00         17,565    2005
                                                                              10.00             10.79          6,209    2004
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.61            $13.33          9,247    2008
                                                                              10.81             11.61         12,908    2007
                                                                              10.91             10.81          8,424    2006
                                                                              10.64             10.91          6,882    2005
                                                                              10.00             10.64          5,215    2004
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.64            $10.37         89,939    2008
                                                                              10.12             10.64         85,259    2007
                                                                               9.95             10.12         57,331    2006
                                                                              10.00              9.95         37,809    2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $11.18            $11.47         61,504    2008
                                                                              10.50             11.18         92,895    2007
                                                                              10.33             10.50        112,036    2006
                                                                              10.30             10.33         93,460    2005
                                                                              10.00             10.30         32,298    2004
----------------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $16.10            $ 9.55           980     2008
                                                             11.61             16.10         3,262     2007
                                                             11.20             11.61            --     2006
                                                             11.32             11.20            --     2005
                                                             10.00             11.32            --     2004
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $13.18            $ 8.06           745     2008
                                                             14.94             13.18           375     2007
                                                             13.42             14.94         2,491     2006
                                                             11.31             13.42            --     2005
                                                             10.00             11.31            --     2004
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $25.49            $11.68         3,945     2008
                                                             12.07             25.49           913     2007
                                                             12.16             12.07         3,585     2006
                                                             10.89             12.16           630     2005
                                                             10.00             10.89           376     2004
-----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                     $13.39            $ 7.61            --     2008
                                                             17.63             13.39            --     2007
                                                             14.79             17.63           398     2006
                                                             10.00             14.79            --     2005
-----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares            $ 9.71            $ 7.35            --     2008
                                                             10.00              9.71            --     2007
-----------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-----------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares               $13.00            $ 6.48            --     2008
                                                             11.39             13.00            --     2007
                                                             11.33             11.39            --     2006
                                                             10.75             11.33            --     2005
                                                             10.00             10.75            --     2004
-----------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                     $12.52            $ 7.87        47,254     2008
                                                             13.09             12.52        52,949     2007
                                                             11.52             13.09        51,435     2006
                                                             11.30             11.52        44,062     2005
                                                             10.00             11.30        20,331     2004
-----------------------------------------------------------------------------------------------------------

                    Guaranteed Withdrawal Advantage Elected




                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $12.12            $ 5.70        15,545     2008
                                                                           12.23             12.12        20,976     2007
                                                                           11.07             12.23        19,282     2006
                                                                           10.74             11.07        17,448     2005
                                                                           10.00             10.74        11,143     2004
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $13.03            $ 7.33            --     2008
                                                                           11.89             13.03            --     2007
                                                                           11.44             11.89            --     2006
                                                                           10.75             11.44            --     2005
                                                                           10.00             10.75            --     2004
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $11.37            $ 7.77         6,971     2008
                                                                           10.75             11.37         7,226     2007
                                                                           10.00             10.75         7,739     2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $17.11            $ 9.95        17,601     2008
                                                                           15.29             17.11        21,812     2007
                                                                           12.23             15.29        21,216     2006
                                                                           10.62             12.23         7,841     2005
                                                                           10.00             10.62         3,295     2004
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.17            $ 6.94            --     2008
                                                                           10.00             10.17            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $13.88            $ 7.13            --     2008
                                                                           11.83             13.88            --     2007
                                                                           11.16             11.83            --     2006
                                                                           11.01             11.16            --     2005
                                                                           10.00             11.01            --     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $12.95            $ 7.51        30,221     2008
                                                                           12.63             12.95        26,612     2007
                                                                           11.04             12.63        26,055     2006
                                                                           10.79             11.04        31,179     2005
                                                                           10.00             10.79         4,874     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $16.37            $ 7.48        39,889     2008
                                                                           15.86             16.37        55,056     2007
                                                                           12.00             15.86        49,261     2006
                                                                           10.53             12.00        24,441     2005
                                                                           10.00             10.53            --     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $13.21            $ 7.77         2,459     2008
                                                                           11.89             13.21         2,120     2007
                                                                           12.23             11.89         2,055     2006
                                                                           10.89             12.23         3,246     2005
                                                                           10.00             10.89            --     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.45            $ 5.56            --     2008
                                                                            9.40             10.45            --     2007
                                                                           10.00              9.40            --     2006
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.54            $10.15        19,548     2008
                                                                            9.85             10.54         2,289     2007
                                                                            9.91              9.85         2,284     2006
                                                                           10.00              9.91         2,146     2005
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $12.83            $ 7.91        17,702     2008
                                                                                 12.92             12.83        14,946     2007
                                                                                 10.86             12.92        13,972     2006
                                                                                 10.82             10.86        14,661     2005
                                                                                 10.00             10.82         1,423     2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $14.31            $11.24        36,888     2008
                                                                                 12.53             14.31        19,776     2007
                                                                                 11.00             12.53        14,226     2006
                                                                                 10.00             11.00            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $12.90            $ 7.46            --     2008
                                                                                 12.21             12.90            --     2007
                                                                                 11.67             12.21            --     2006
                                                                                 10.81             11.67            --     2005
                                                                                 10.00             10.81            --     2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $12.76            $ 7.46         8,257     2008
                                                                                 13.20             12.76         7,349     2007
                                                                                 12.02             13.20         6,305     2006
                                                                                 11.16             12.02         5,636     2005
                                                                                 10.00             11.16           541     2004
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $14.07            $ 8.33        34,648     2008
                                                                                 12.24             14.07        34,897     2007
                                                                                 11.80             12.24        37,810     2006
                                                                                 11.23             11.80        32,644     2005
                                                                                 10.00             11.23        10,915     2004
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $18.06            $ 9.10        79,692     2008
   Class B                                                                       15.43             18.06        69,368     2007
                                                                                 12.81             15.43        79,632     2006
                                                                                 10.95             12.81        63,134     2005
                                                                                 10.00             10.95        18,027     2004
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.46            $ 7.45         6,162     2008
                                                                                 10.53             10.46        14,396     2007
                                                                                 10.19             10.53            --     2006
                                                                                 10.04             10.19            --     2005
                                                                                 10.00             10.04            --     2004
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $10.60            $ 9.64            --     2008
                                                                                 10.21             10.60            --     2007
                                                                                 10.44             10.21            --     2006
                                                                                  9.98             10.44            --     2005
                                                                                 10.00              9.98            --     2004
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $12.10            $ 8.59            --     2008
                                                                                 11.07             12.10            --     2007
                                                                                 10.71             11.07            --     2006
                                                                                 10.57             10.71            --     2005
                                                                                 10.00             10.57            --     2004
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $11.62            $ 8.40         9,866     2008
                                                                                 11.52             11.62        10,458     2007
                                                                                 10.65             11.52        10,064     2006
                                                                                 10.65             10.65         8,126     2005
                                                                                 10.00             10.65         2,543     2004
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $15.99            $ 9.08          5,219    2008
                                                                         13.55             15.99             --    2007
                                                                         12.09             13.55             --    2006
                                                                         11.15             12.09             --    2005
                                                                         10.00             11.15             --    2004
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $12.35            $ 8.59         80,649    2008
                                                                         10.97             12.35         90,879    2007
                                                                         10.47             10.97        102,508    2006
                                                                         10.31             10.47        106,713    2005
                                                                         10.00             10.31         35,661    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $11.03            $ 7.10         40,137    2008
                                                                         10.38             11.03         16,900    2007
                                                                         10.00             10.38          6,629    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $15.83            $ 8.87          2,674    2008
                                                                         13.80             15.83         14,520    2007
                                                                         12.66             13.80         11,451    2006
                                                                         11.10             12.66             --    2005
                                                                         10.00             11.10             --    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $14.53            $ 8.34             --    2008
                                                                         13.92             14.53             --    2007
                                                                         12.50             13.92             --    2006
                                                                         10.60             12.50             --    2005
                                                                         10.00             10.60             --    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $13.13            $ 7.34         39,890    2008
                                                                         13.26             13.13         42,944    2007
                                                                         11.30             13.26         30,844    2006
                                                                         10.95             11.30         25,484    2005
                                                                         10.00             10.95          8,643    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $13.36            $ 7.59             --    2008
                                                                         12.22             13.36             --    2007
                                                                         11.06             12.22             --    2006
                                                                         10.54             11.06             --    2005
                                                                         10.00             10.54             --    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $13.86            $ 7.14         14,588    2008
                                                                         11.19             13.86         11,371    2007
                                                                         10.74             11.19         14,467    2006
                                                                         10.40             10.74          9,869    2005
                                                                         10.00             10.40          3,892    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.06            $ 9.50             --    2008
                                                                         10.00             10.06         15,035    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $17.43            $10.29         27,428    2008
                                                                         15.45             17.43         30,571    2007
                                                                         14.05             15.45         27,827    2006
                                                                         12.17             14.05         23,763    2005
                                                                         10.00             12.17          8,856    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $13.15            $ 6.26             --    2008
                                                                         12.75             13.15             --    2007
                                                                         11.23             12.75             --    2006
                                                                         11.22             11.23             --    2005
                                                                         10.00             11.22             --    2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                $12.15            $ 8.36        413,074    2008
                                                                    10.00             12.15        444,754    2007
------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund --         $ 9.89            $ 6.20             --    2008
   Class 2 Shares                                                   11.00              9.89             --    2007
                                                                    10.00             11.00             --    2006
------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                  $10.99            $ 6.76         17,268    2008
                                                                    11.97             10.99             --    2007
                                                                    10.35             11.97        351,192    2006
                                                                    10.00             10.35        166,804    2005
------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares               $11.01            $ 6.21             --    2008
                                                                    10.86             11.01             --    2007
                                                                    10.00             10.86         11,160    2006
------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                         $13.70            $ 8.98             --    2008
                                                                    12.72             13.70             --    2007
                                                                    11.03             12.72             --    2006
                                                                    10.84             11.03             --    2005
                                                                    10.00             10.84             --    2004
------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                    $10.66            $ 9.89          7,996    2008
                                                                    10.40             10.66         10,679    2007
                                                                    10.18             10.40         39,170    2006
                                                                    10.21             10.18          9,669    2005
                                                                    10.00             10.21            484    2004
------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                            $14.58            $ 8.87          9,433    2008
                                                                    13.24             14.58         13,394    2007
                                                                    12.49             13.24          8,860    2006
                                                                    11.43             12.49          8,686    2005
                                                                    10.00             11.43          3,551    2004
------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                $10.48            $10.48        120,040    2008
                                                                    10.21             10.48        138,953    2007
                                                                     9.98             10.21        123,734    2006
                                                                     9.93              9.98        103,838    2005
                                                                    10.00              9.93         31,741    2004
------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                     $11.54            $ 7.15             --    2008
                                                                    11.21             11.54             --    2007
                                                                    10.50             11.21             --    2006
                                                                    10.61             10.50             --    2005
                                                                    10.00             10.61             --    2004
------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                    $16.14            $10.09          2,412    2008
                                                                    19.38             16.14             --    2007
                                                                    14.89             19.38             --    2006
                                                                    13.63             14.89             --    2005
                                                                    10.00             13.63             --    2004
------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                            $12.91            $ 7.90             --    2008
                                                                    12.56             12.91          8,650    2007
                                                                    11.12             12.56             --    2006
                                                                    10.89             11.12             --    2005
                                                                    10.00             10.89             --    2004
------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                               $13.12            $ 8.01          15,266   2008
                                                                         13.10             13.12          12,557   2007
                                                                         11.83             13.10          12,383   2006
                                                                         11.04             11.83          10,713   2005
                                                                         10.00             11.04           2,399   2004
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                   $13.10            $ 9.06       1,767,733   2008
                                                                         11.99             13.10       1,976,534   2007
                                                                         10.78             11.99       2,155,407   2006
                                                                         10.63             10.78       2,187,807   2005
                                                                         10.00             10.63         493,492   2004
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                   $11.53            $ 7.96         547,987   2008
                                                                         10.57             11.53         513,529   2007
                                                                         10.00             10.57         445,829   2006
-----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                    $12.82            $ 8.02              --   2008
                                                                         12.14             12.82              --   2007
                                                                         10.68             12.14              --   2006
                                                                         10.66             10.68              --   2005
                                                                         10.00             10.66              --   2004
-----------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                          $10.00            $ 6.42              --   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                  $10.00            $ 6.56           7,283   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                        $10.00            $ 7.00              --   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                             $10.00            $ 7.58          15,549   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                   $10.00            $ 7.45          19,003   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                         $10.00            $ 7.22          26,066   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund              $10.00            $ 6.86           6,896   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                           $10.00            $ 7.63           6,131   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund         $10.00            $10.56          10,886   2008
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                      $12.99            $ 8.00          18,101   2008
                                                                         12.87             12.99          15,748   2007
                                                                         11.33             12.87          15,512   2006
                                                                         10.00             11.33          12,066   2005
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                  $13.16            $10.81         102,401   2008
                                                                         12.20             13.16         102,420   2007
                                                                         11.30             12.20         106,311   2006
                                                                         10.73             11.30          62,953   2005
                                                                         10.00             10.73          61,409   2004
-----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                     $17.76            $ 9.67          14,548   2008
                                                                         13.29             17.76          10,592   2007
                                                                         12.45             13.29          11,305   2006
                                                                         11.31             12.45              --   2005
                                                                         10.00             11.31              --   2004
-----------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                  $26.24            $12.26              --   2008
                                                                         20.96             26.24              --   2007
                                                                         14.62             20.96              --   2006
                                                                         11.33             14.62              --   2005
                                                                         10.00             11.33           7,684   2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $12.03            $ 6.99         31,546    2008
                                                                                 12.26             12.03         26,543    2007
                                                                                 11.32             12.26         24,819    2006
                                                                                 10.55             11.32         22,733    2005
                                                                                 10.00             10.55          6,108    2004
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $ 9.95            $ 6.33          3,297    2008
                                                                                 11.54              9.95          4,885    2007
                                                                                 10.51             11.54          5,352    2006
                                                                                 10.00             10.51          5,411    2005
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.45            $ 5.86         18,712    2008
                                                                                 12.42              9.45         16,241    2007
                                                                                 10.77             12.42         11,940    2006
                                                                                 10.62             10.77          9,191    2005
                                                                                 10.00             10.62          4,173    2004
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $12.57            $ 7.75          1,206    2008
                                                                                 11.58             12.57          1,061    2007
                                                                                 11.03             11.58          1,093    2006
                                                                                 10.83             11.03             --    2005
                                                                                 10.00             10.83             --    2004
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $13.78            $ 8.99             --    2008
                                                                                 12.80             13.78             --    2007
                                                                                 11.61             12.80             --    2006
                                                                                 11.10             11.61             --    2005
                                                                                 10.00             11.10             --    2004
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           $12.01            $ 7.10          9,799    2008
                                                                                 12.01             12.01         10,622    2007
                                                                                 10.87             12.01         10,078    2006
                                                                                 10.59             10.87         10,448    2005
                                                                                 10.00             10.59          3,402    2004
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $11.40            $ 8.66         50,022    2008
                                                                                 11.22             11.40         58,216    2007
                                                                                 10.28             11.22         62,520    2006
                                                                                 10.00             10.28         26,516    2005
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $22.61            $13.75             --    2008
                                                                                 18.13             22.61             --    2007
                                                                                 14.15             18.13             --    2006
                                                                                 12.41             14.15             --    2005
                                                                                 10.00             12.41             --    2004
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $12.12            $ 6.68         79,522    2008
                                                                                 11.51             12.12        108,604    2007
                                                                                 10.93             11.51             --    2006
                                                                                 10.66             10.93             --    2005
                                                                                 10.00             10.66             --    2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $12.82            $ 6.81             --    2008
                                                                                 14.81             12.82             --    2007
                                                                                 12.89             14.81             --    2006
                                                                                 11.56             12.89             --    2005
                                                                                 10.00             11.56             --    2004
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $15.36            $ 8.96          7,896    2008
                                                                              12.51             15.36             --    2007
                                                                              11.14             12.51         21,747    2006
                                                                              10.77             11.14             --    2005
                                                                              10.00             10.77             --    2004
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $12.74            $ 7.64         21,726    2008
                                                                              14.14             12.74             --    2007
                                                                              12.61             14.14         14,624    2006
                                                                              11.75             12.61         11,091    2005
                                                                              10.00             11.75          3,172    2004
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $13.64            $ 8.27         20,322    2008
                                                                              12.35             13.64         23,499    2007
                                                                              12.29             12.35             --    2006
                                                                              11.23             12.29             --    2005
                                                                              10.00             11.23             --    2004
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $12.81            $ 6.36             --    2008
                                                                              11.98             12.81             --    2007
                                                                              11.05             11.98        111,277    2006
                                                                              10.89             11.05        108,541    2005
                                                                              10.00             10.89         54,629    2004
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.21            $ 9.22             --    2008
                                                                              10.60             11.21             --    2007
                                                                              10.36             10.60             --    2006
                                                                              10.00             10.36             --    2005
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $11.86            $ 8.87         25,529    2008
                                                                              11.71             11.86         23,436    2007
                                                                              10.98             11.71         33,061    2006
                                                                              10.78             10.98         20,911    2005
                                                                              10.00             10.78          5,298    2004
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.57            $13.27         15,576    2008
                                                                              10.78             11.57         17,152    2007
                                                                              10.89             10.78         14,878    2006
                                                                              10.63             10.89          2,977    2005
                                                                              10.00             10.63             --    2004
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.61            $10.33         81,851    2008
                                                                              10.11             10.61        150,976    2007
                                                                               9.94             10.11         67,693    2006
                                                                              10.00              9.94         52,306    2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $11.14            $11.42         95,423    2008
                                                                              10.47             11.14        159,182    2007
                                                                              10.31             10.47        202,381    2006
                                                                              10.29             10.31        124,882    2005
                                                                              10.00             10.29         46,520    2004
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $16.04            $ 9.51             --    2008
                                                                              11.58             16.04          9,282    2007
                                                                              11.18             11.58             --    2006
                                                                              11.31             11.18             --    2005
                                                                              10.00             11.31             --    2004
----------------------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                  $13.13            $ 8.02         5,134     2008
                                                          14.90             13.13         4,556     2007
                                                          13.40             14.90        18,201     2006
                                                          11.30             13.40            --     2005
                                                          10.00             11.30            --     2004
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $25.42            $11.64         2,082     2008
                                                          12.04             25.42         1,506     2007
                                                          12.14             12.04         4,601     2006
                                                          10.89             12.14         3,516     2005
                                                          10.00             10.89         2,403     2004
--------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                  $13.34            $ 7.58            --     2008
                                                          17.60             13.34            --     2007
                                                          14.78             17.60            --     2006
                                                          10.00             14.78            --     2005
--------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
--------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         $ 9.71            $ 7.34            --     2008
                                                          10.00              9.71            --     2007
--------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
--------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares            $12.95            $ 6.45            --     2008
                                                          11.36             12.95            --     2007
                                                          11.31             11.36            --     2006
                                                          10.75             11.31            --     2005
                                                          10.00             10.75            --     2004
--------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  $12.47            $ 7.83        42,822     2008
                                                          13.06             12.47        53,163     2007
                                                          11.50             13.06        41,356     2006
                                                          11.30             11.50        32,581     2005
                                                          10.00             11.30         6,642     2004
--------------------------------------------------------------------------------------------------------

                      Guaranteed Income Advantage Elected

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications.




                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $11.84            $ 5.57            --     2008
                                                                           11.94             11.84            --     2007
                                                                           10.80             11.94            --     2006
                                                                           10.00             10.80            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $13.10            $ 7.37            --     2008
                                                                           11.96             13.10            --     2007
                                                                           11.50             11.96            --     2006
                                                                           10.00             11.50            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $11.37            $ 7.77         1,560     2008
                                                                           10.75             11.37         1,728     2007
                                                                           10.00             10.75         2,392     2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $16.62            $ 9.66           949     2008
                                                                           14.85             16.62           965     2007
                                                                           11.87             14.85            --     2006
                                                                           10.00             11.87            --     2005
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.17            $ 6.94            --     2008
                                                                           10.00             10.17            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $14.47            $ 7.43            --     2008
                                                                           12.34             14.47            --     2007
                                                                           11.63             12.34            --     2006
                                                                           10.00             11.63            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $12.44            $ 7.21            --     2008
                                                                           12.13             12.44            --     2007
                                                                           10.60             12.13            --     2006
                                                                           10.00             10.60            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $15.63            $ 7.37        13,106     2008
                                                                           15.63             16.14        12,128     2007
                                                                           11.83             15.63         3,922     2006
                                                                           10.00             11.83         4,121     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $11.95            $ 7.81            --     2008
                                                                           11.95             13.27            --     2007
                                                                           12.29             11.95            --     2006
                                                                           10.00             12.29            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 9.40            $ 5.56            --     2008
                                                                            9.40             10.45            --     2007
                                                                           10.00              9.40            --     2006
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $ 9.85            $10.15            --     2008
                                                                            9.85             10.54            --     2007
                                                                            9.91              9.85            --     2006
                                                                           10.00              9.91            --     2005
-------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $12.75            $ 7.81         9,007     2008
                                                                           12.75             12.66         9,076     2007
                                                                           10.72             12.75           913     2006
                                                                           10.00             10.72            44     2005
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $12.53            $11.24        17,157     2008
                                                                                 12.53             14.31        16,268     2007
                                                                                 11.01             12.53        12,868     2006
                                                                                 10.00             11.01            50     2005
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $12.78            $ 7.39            --     2008
                                                                                 12.09             12.78            --     2007
                                                                                 11.56             12.09            --     2006
                                                                                 10.00             11.56            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $12.62            $ 7.38           301     2008
                                                                                 13.05             12.62           428     2007
                                                                                 11.88             13.05           529     2006
                                                                                 10.00             11.88            --     2005
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $13.34            $ 7.90         8,547     2008
                                                                                 11.61             13.34         9,356     2007
                                                                                 11.19             11.61         9,690     2006
                                                                                 10.00             11.19         9,664     2005
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $17.62            $ 8.87         4,892     2008
   Class B                                                                       15.05             17.62         5,047     2007
                                                                                 12.49             15.05         5,423     2006
                                                                                 10.00             12.49         5,755     2005
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.37            $ 7.39           203     2008
                                                                                 10.44             10.37           268     2007
                                                                                 10.12             10.44           294     2006
                                                                                 10.00             10.12           189     2005
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $11.38            $10.34            81     2008
                                                                                 10.96             11.38           109     2007
                                                                                 11.20             10.96           116     2006
                                                                                 10.00             11.20           121     2005
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $12.70            $ 9.01            --     2008
                                                                                 11.62             12.70            --     2007
                                                                                 11.24             11.62            --     2006
                                                                                 10.00             11.24            --     2005
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $11.32            $ 8.18         5,490     2008
                                                                                 11.22             11.32         5,490     2007
                                                                                 10.37             11.22         1,832     2006
                                                                                 10.00             10.37            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $15.71            $ 8.93            --     2008
                                                                                 13.32             15.71            --     2007
                                                                                 11.88             13.32            --     2006
                                                                                 10.00             11.88            --     2005
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                            $12.45            $ 8.66            --     2008
                                                                                 10.38             12.45            --     2007
                                                                                 10.54             10.38            --     2006
                                                                                 10.00             10.54            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $11.03            $ 7.10            --     2008
                                                                                 10.38             11.03            --     2007
                                                                                 10.00             10.38            --     2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $14.81            $ 8.30        18,796     2008
                                                                                   12.91             14.81        19,524     2007
                                                                                   11.84             12.91        13,713     2006
                                                                                   10.00             11.84         1,904     2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $14.81            $ 8.50            --     2008
                                                                                   14.19             14.81            --     2007
                                                                                   12.74             14.19            --     2006
                                                                                   10.00             12.74            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $12.63            $ 7.06         4,417     2008
                                                                                   12.75             12.63         3,139     2007
                                                                                   10.87             12.75         6,408     2006
                                                                                   10.00             10.87         2,782     2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $13.34            $ 7.58           540     2008
                                                                                   12.19             13.34           117     2007
                                                                                   11.05             12.19           136     2006
                                                                                   10.00             11.05           154     2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $14.36            $ 7.40           121     2008
                                                                                   11.60             14.36           110     2007
                                                                                   11.13             11.60           142     2006
                                                                                   10.00             11.13           153     2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.06            $ 9.50         9,799     2008
                                                                                   10.00             10.06            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $14.96            $ 8.83         1,480     2008
                                                                                   13.26             14.96         1,599     2007
                                                                                   12.06             13.26         1,625     2006
                                                                                   10.00             12.06           957     2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $13.61            $ 6.49            47     2008
                                                                                   13.20             13.61            38     2007
                                                                                   11.64             13.20            44     2006
                                                                                   10.00             11.64            55     2005
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.15            $ 8.36         9,156     2008
                                                                                   10.00             12.15        25,053     2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.89            $ 6.20         1,602     2008
                                                                                   11.00              9.89            --     2007
                                                                                   10.00             11.00         1,381     2006
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.99            $ 6.76         3,474     2008
                                                                                   11.97             10.99         1,380     2007
                                                                                   10.35             11.97        13,180     2006
                                                                                   10.00             10.35            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $11.01            $ 6.21         2,387     2008
                                                                                   10.86             11.01         1,381     2007
                                                                                   10.00             10.86         1,380     2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $13.07            $ 8.57            --     2008
                                                                                   12.14             13.07            --     2007
                                                                                   10.53             12.14            --     2006
                                                                                   10.00             10.53            --     2005
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                         $10.48            $ 9.72             160   2008
                                                                         10.22             10.48             174   2007
                                                                         10.01             10.22             186   2006
                                                                         10.00             10.01              64   2005
-----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                 $13.48            $ 8.20              59   2008
                                                                         12.24             13.48              70   2007
                                                                         11.54             12.24              --   2006
                                                                         10.00             11.54              --   2005
-----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                     $10.56            $10.56              --   2008
                                                                         10.29             10.56              --   2007
                                                                         10.05             10.29          21,809   2006
                                                                         10.00             10.05              --   2005
-----------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                          $11.73            $ 7.27              --   2008
                                                                         11.39             11.73              --   2007
                                                                         10.67             11.39              --   2006
                                                                         10.00             10.67              --   2005
-----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                         $12.20            $ 7.63           2,415   2008
                                                                         14.66             12.20           2,726   2007
                                                                         11.27             14.66           2,954   2006
                                                                         10.00             11.27           2,450   2005
-----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                 $12.46            $ 7.63           1,054   2008
                                                                         12.12             12.46           1,126   2007
                                                                         10.73             12.12           1,018   2006
                                                                         10.00             10.73              --   2005
-----------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                               $12.51            $ 7.64           1,891   2008
                                                                         12.50             12.51           2,038   2007
                                                                         11.28             12.50           2,157   2006
                                                                         10.00             11.28           2,243   2005
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                   $12.86            $ 8.89         176,866   2008
                                                                         11.78             12.86         259,766   2007
                                                                         10.58             11.78         309,894   2006
                                                                         10.00             10.58       1,043,975   2005
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                   $11.53            $ 7.96          33,975   2008
                                                                         10.57             11.53         132,890   2007
                                                                         10.00             10.57          94,754   2006
-----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                    $12.60            $ 7.88              --   2008
                                                                         11.93             12.60              --   2007
                                                                         10.50             11.93              --   2006
                                                                         10.00             10.50              --   2005
-----------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                          $10.00            $ 6.42              --   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                  $10.00            $ 6.56              --   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                        $10.00            $ 7.00              --   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                             $10.00            $ 7.58              --   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                   $10.00            $ 7.45              --   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                         $10.00            $ 7.22              --   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund              $10.00            $ 6.86              --   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                           $10.00            $ 7.63              --   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund         $10.00            $10.56              --   2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                              $12.99            $ 8.00            85     2008
                                                                                 12.87             12.99           120     2007
                                                                                 11.33             12.87           129     2006
                                                                                 10.00             11.33           151     2005
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          $12.70            $10.43         2,274     2008
                                                                                 11.78             12.70         2,386     2007
                                                                                 10.90             11.78         2,383     2006
                                                                                 10.00             10.90         2,364     2005
-------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             $16.38            $ 8.92           813     2008
                                                                                 12.26             16.38           163     2007
                                                                                 11.48             12.26            --     2006
                                                                                 10.00             11.48            --     2005
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $12.40            $ 7.21         2,016     2008
                                                                                 12.64             12.40           784     2007
                                                                                 11.66             12.64           823     2006
                                                                                 10.00             11.66            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $ 9.95            $ 6.33            --     2008
                                                                                 11.54              9.95            --     2007
                                                                                 10.51             11.54         2,386     2006
                                                                                 10.00             10.51            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.45            $ 5.86         1,583     2008
                                                                                 12.59              9.45         1,580     2007
                                                                                 10.92             12.59         1,558     2006
                                                                                 10.00             10.92         1,581     2005
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $12.50            $ 7.70            --     2008
                                                                                 11.51             12.50            43     2007
                                                                                 10.97             11.51            46     2006
                                                                                 10.00             10.97            49     2005
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $13.03            $ 8.50            --     2008
                                                                                 12.11             13.03            --     2007
                                                                                 10.98             12.11            --     2006
                                                                                 10.00             10.98            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           $13.25            $ 7.84            --     2008
                                                                                 13.25             13.25            --     2007
                                                                                 11.99             13.25            --     2006
                                                                                 10.00             11.99            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $11.40            $ 8.66         2,247     2008
                                                                                 11.22             11.40           490     2007
                                                                                 10.28             11.22           490     2006
                                                                                 10.00             10.28           490     2005
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $18.26            $11.11         1,306     2008
                                                                                 14.64             18.26           787     2007
                                                                                 11.42             14.64           826     2006
                                                                                 10.00             11.42            --     2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                             $11.44            $ 6.31         2,842     2008
                                                                              11.42             11.44         3,244     2007
                                                                              10.84             11.42            --     2006
                                                                              10.00             10.84            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $12.71            $ 6.76            --     2008
                                                                              13.69             12.71            --     2007
                                                                              11.92             13.69         4,530     2006
                                                                              10.00             11.92            41     2005
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $14.20            $ 8.28         2,100     2008
                                                                              12.19             14.20         1,655     2007
                                                                              10.86             12.19         9,621     2006
                                                                              10.00             10.86         2,300     2005
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $12.42            $ 7.45         2,728     2008
                                                                              13.22             12.42         2,858     2007
                                                                              11.79             13.22         2,371     2006
                                                                              10.00             11.79         1,047     2005
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $12.75            $ 7.73         1,410     2008
                                                                              11.71             12.75         1,703     2007
                                                                              11.65             11.71            --     2006
                                                                              10.00             11.65            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $12.14            $ 6.03            --     2008
                                                                              11.30             12.14            --     2007
                                                                              10.42             11.30         3,584     2006
                                                                              10.00             10.42            --     2005
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.21            $ 9.22           130     2008
                                                                              10.60             11.21           176     2007
                                                                              10.36             10.60           180     2006
                                                                              10.00             10.36            54     2005
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $11.30            $ 8.46            --     2008
                                                                              11.17             11.30            52     2007
                                                                              10.47             11.17            70     2006
                                                                              10.00             10.47            88     2005
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.63            $12.19         1,045     2008
                                                                               9.90             10.63            --     2007
                                                                              10.00              9.90            --     2006
                                                                              10.00             10.00            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.61            $10.33            --     2008
                                                                              10.11             10.61            --     2007
                                                                               9.93             10.11            --     2006
                                                                              10.00              9.93            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.78            $11.05        13,215     2008
                                                                              10.14             10.78        10,050     2007
                                                                               9.98             10.14        10,714     2006
                                                                              10.00              9.98         6,979     2005
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $14.67            $ 8.69           298     2008
                                                                              13.62             14.67           335     2007
                                                                              12.25             13.62           224     2006
                                                                              10.00             12.25            --     2005
----------------------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                  $13.00            $ 7.94            --     2008
                                                          11.91             13.00            --     2007
                                                          12.01             11.91            --     2006
                                                          10.00             12.01            --     2005
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $25.42            $11.64         2,113     2008
                                                          17.60             25.42         1,533     2007
                                                          14.78             17.60         1,738     2006
                                                          10.00             14.78            --     2005
--------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                     $13.57            $ 7.71         1,787     2008
                                                          11.78             13.57         1,787     2007
                                                          11.38             11.78         1,787     2006
                                                          10.00             11.38            --     2005
--------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
--------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         $ 9.71            $ 7.34            --     2008
                                                          10.00              9.71            --     2007
--------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
--------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares            $12.99            $ 6.47         3,470     2008
                                                          11.39             12.99         3,690     2007
                                                          11.35             11.39         3,882     2006
                                                          10.00             11.35         2,250     2005
--------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  $11.38            $ 7.14         3,275     2008
                                                          11.92             11.38         2,395     2007
                                                          10.50             11.92           175     2006
                                                          10.00             10.50            63     2005
--------------------------------------------------------------------------------------------------------

                         Lifetime Income Plus Elected




                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $11.47            $ 5.39         27,386    2008
                                                                           11.58             11.47         19,952    2007
                                                                           10.50             11.58         23,005    2006
                                                                           10.00             10.50         13,948    2005
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $12.05            $ 6.77             --    2008
                                                                           11.01             12.05             --    2007
                                                                           10.60             11.01             --    2006
                                                                           10.00             10.60             --    2005
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $11.35            $ 7.75            964    2008
                                                                           10.75             11.35          1,467    2007
                                                                           10.00             10.75          1,710    2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $14.97            $ 8.70        213,742    2008
                                                                           13.39             14.97        389,338    2007
                                                                           10.72             13.39        238,813    2006
                                                                           10.00             10.72          7,644    2005
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.16            $ 6.93         36,361    2008
                                                                           10.00             10.16         81,324    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $13.19            $ 6.77             --    2008
                                                                           11.26             13.19             --    2007
                                                                           10.63             11.26             --    2006
                                                                           10.00             10.63             --    2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $12.28            $ 7.12         34,402    2008
                                                                           11.99             12.28         30,210    2007
                                                                           10.49             11.99         32,799    2006
                                                                           10.00             10.49          4,148    2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $14.50            $ 6.62        391,726    2008
                                                                           14.06             14.50        911,332    2007
                                                                           10.65             14.06        499,965    2006
                                                                           10.00             10.65         13,657    2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $11.77            $ 6.92         18,976    2008
                                                                           10.61             11.77         18,079    2007
                                                                           10.93             10.61         20,236    2006
                                                                           10.00             10.93          5,607    2005
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.44            $ 5.54             --    2008
                                                                            9.92             10.44             --    2007
                                                                           10.00              9.92             --    2006
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.61            $10.20        399,270    2008
                                                                            9.92             10.61         24,663    2007
                                                                            9.99              9.92         28,400    2006
                                                                           10.00              9.99          4,163    2005
-------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $12.34            $ 7.61         24,094    2008
                                                                           12.44             12.34         26,530    2007
                                                                           10.47             12.44         25,265    2006
                                                                           10.00             10.47          4,498    2005
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $13.44            $10.54       2,751,327   2008
                                                                                 11.78             13.44       3,520,615   2007
                                                                                 10.35             11.78       1,571,791   2006
                                                                                 10.00             10.35              --   2005
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $11.97            $ 6.91              --   2008
                                                                                 11.34             11.97              --   2007
                                                                                 10.85             11.34              --   2006
                                                                                 10.00             10.85              --   2005
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $11.20            $ 6.54          21,959   2008
                                                                                 11.59             11.20          19,583   2007
                                                                                 10.57             11.59          19,687   2006
                                                                                 10.00             10.57           2,823   2005
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $12.65            $ 7.49          65,450   2008
                                                                                 11.03             12.65          63,434   2007
                                                                                 10.64             11.03          75,103   2006
                                                                                 10.00             10.64          15,061   2005
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $15.69            $ 7.90         200,004   2008
   Class B                                                                       13.42             15.69         398,351   2007
                                                                                 11.15             13.42         303,907   2006
                                                                                 10.00             11.15          22,566   2005
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.27            $ 7.31         136,832   2008
                                                                                 10.35             10.27         341,996   2007
                                                                                 10.03             10.35              --   2006
                                                                                 10.00             10.03              --   2005
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $10.79            $ 9.79              --   2008
                                                                                 10.40             10.79              --   2007
                                                                                 10.64             10.40              --   2006
                                                                                 10.00             10.64              --   2005
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $11.81            $ 8.37              --   2008
                                                                                 10.82             11.81              --   2007
                                                                                 10.47             10.82              --   2006
                                                                                 10.00             10.47              --   2005
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $11.00            $ 7.94           7,026   2008
                                                                                 10.92             11.00           7,972   2007
                                                                                 10.10             10.92           7,204   2006
                                                                                 10.00             10.10             694   2005
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $14.00            $ 7.94         123,656   2008
                                                                                 11.88             14.00              --   2007
                                                                                 10.60             11.88              --   2006
                                                                                 10.00             10.60              --   2005
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                            $12.15            $ 8.44         165,031   2008
                                                                                 10.80             12.15         167,915   2007
                                                                                 10.32             10.80         183,754   2006
                                                                                 10.00             10.32          22,457   2005
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $11.01            $ 7.09         627,021   2008
                                                                                 10.37             11.01         739,907   2007
                                                                                 10.00             10.37         388,213   2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $13.32            $ 7.46           4,245   2008
                                                                                   11.62             13.32         330,318   2007
                                                                                   10.67             11.62         147,137   2006
                                                                                   10.00             10.67              --   2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $12.57            $ 7.20              --   2008
                                                                                   12.06             12.57              --   2007
                                                                                   10.84             12.06              --   2006
                                                                                   10.00             10.84              --   2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $12.18            $ 6.81          33,188   2008
                                                                                   12.32             12.18         323,126   2007
                                                                                   10.51             12.32          39,520   2006
                                                                                   10.00             10.51          12,898   2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $12.71            $ 7.22              --   2008
                                                                                   11.63             12.71              --   2007
                                                                                   10.54             11.63              --   2006
                                                                                   10.00             10.54              --   2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $13.55            $ 6.98          21,580   2008
                                                                                   10.95             13.55          18,048   2007
                                                                                   10.52             10.95          22,589   2006
                                                                                   10.00             10.52           3,713   2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.05            $ 9.48           2,073   2008
                                                                                   10.00             10.05         350,437   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $13.19            $ 7.78          54,067   2008
                                                                                   11.70             13.19         186,174   2007
                                                                                   10.66             11.70          59,572   2006
                                                                                   10.00             10.66          11,224   2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $12.55            $ 5.97              --   2008
                                                                                   12.19             12.55              --   2007
                                                                                   10.75             12.19              --   2006
                                                                                   10.00             10.75              --   2005
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.61            $ 7.98       8,815,895   2008
                                                                                   11.45             11.61      10,132,322   2007
                                                                                    9.91             11.45       6,447,872   2006
                                                                                   10.00              9.91         689,417   2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.89            $ 6.20         156,769   2008
                                                                                   10.00              9.89         365,447   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.97            $ 6.74         359,888   2008
                                                                                   10.86             10.97           1,890   2007
                                                                                   10.00             10.86         159,234   2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $10.99            $ 6.19           8,337   2008
                                                                                   10.99             10.99           8,337   2007
                                                                                   10.00             10.99              --   2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $12.81            $ 8.39              --   2008
                                                                                   11.91             12.81              --   2007
                                                                                   10.33             11.91              --   2006
                                                                                   10.00             10.33              --   2005
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.45            $ 9.69          12,996   2008
                                                                                   10.21             10.45          23,799   2007
                                                                                   10.01             10.21         436,279   2006
                                                                                   10.00             10.01           5,324   2005
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                 $12.25            $ 7.44          12,682   2008
                                                                         11.13             12.25         151,884   2007
                                                                         10.51             11.13           9,972   2006
                                                                         10.00             10.51           2,249   2005
-----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                     $10.51            $10.50         328,559   2008
                                                                         10.25             10.51         257,202   2007
                                                                         10.03             10.25         285,035   2006
                                                                         10.00             10.03          28,502   2005
-----------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                          $11.39            $ 7.05              --   2008
                                                                         11.07             11.39              --   2007
                                                                         10.38             11.07              --   2006
                                                                         10.00             10.38              --   2005
-----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                         $11.58            $ 7.24          72,388   2008
                                                                         13.92             11.58              --   2007
                                                                         10.71             13.92              --   2006
                                                                         10.00             10.71              --   2005
-----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                 $12.06            $ 7.38           1,972   2008
                                                                         11.75             12.06         215,968   2007
                                                                         10.41             11.75              --   2006
                                                                         10.00             10.41              --   2005
-----------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                               $11.47            $ 6.99          18,851   2008
                                                                         11.47             11.47          17,129   2007
                                                                         10.36             11.47          17,569   2006
                                                                         10.00             10.36           8,291   2005
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                   $12.58            $ 8.69       4,968,952   2008
                                                                         11.53             12.58       5,422,103   2007
                                                                         10.38             11.53       5,699,051   2006
                                                                         10.00             10.38       1,086,893   2005
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                   $11.51            $ 7.94      12,024,453   2008
                                                                         10.56             11.51      15,018,600   2007
                                                                         10.00             10.56       8,536,715   2006
-----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                    $12.39            $ 7.74              --   2008
                                                                         11.74             12.39              --   2007
                                                                         10.34             11.74              --   2006
                                                                         10.00             10.34              --   2005
-----------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                          $10.00            $ 6.41              --   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                  $10.00            $ 6.56         150,165   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                        $10.00            $ 7.00              --   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                             $10.00            $ 7.57         321,586   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                   $10.00            $ 7.45         397,046   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                         $10.00            $ 7.22         543,096   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund              $10.00            $ 6.86         147,075   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                           $10.00            $ 7.63         126,841   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund         $10.00            $10.56         233,726   2008
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                      $11.88            $ 7.30          39,043   2008
                                                                         11.78             11.88          39,864   2007
                                                                         10.38             11.78          43,325   2006
                                                                         10.00             10.38          10,589   2005
-----------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          $12.11            $ 9.93        486,332    2008
                                                                                 11.24             12.11        598,747    2007
                                                                                 10.42             11.24        433,612    2006
                                                                                 10.00             10.42         33,103    2005
-------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             $14.96            $ 8.14        364,362    2008
                                                                                 11.21             14.96        296,639    2007
                                                                                 10.51             11.21        189,792    2006
                                                                                 10.00             10.51             --    2005
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $11.05            $ 6.41         20,189    2008
                                                                                 11.27             11.05         21,183    2007
                                                                                 10.41             11.27         21,307    2006
                                                                                 10.00             10.41          4,287    2005
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $ 9.94            $ 6.32        211,510    2008
                                                                                 11.32              9.94        275,298    2007
                                                                                 10.32             11.32        190,057    2006
                                                                                 10.00             10.32          3,410    2005
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.45            $ 5.85         64,936    2008
                                                                                 11.86              9.45         57,929    2007
                                                                                 10.30             11.86         47,967    2006
                                                                                 10.00             10.30          3,365    2005
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $11.86            $ 7.30          5,460    2008
                                                                                 10.93             11.86          5,453    2007
                                                                                 10.42             10.93          5,775    2006
                                                                                 10.00             10.42             --    2005
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $12.42            $ 8.10             --    2008
                                                                                 11.55             12.42             --    2007
                                                                                 10.49             11.55             --    2006
                                                                                 10.00             10.49             --    2005
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           $11.69            $ 6.91         21,025    2008
                                                                                 11.70             11.69         17,700    2007
                                                                                 10.61             11.70         17,095    2006
                                                                                 10.00             10.61          1,102    2005
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $11.27            $ 8.55        720,067    2008
                                                                                 11.10             11.27        831,282    2007
                                                                                 10.17             11.10        581,889    2006
                                                                                 10.00             10.17         93,018    2005
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $15.97            $ 9.70             --    2008
                                                                                 12.81             15.97             --    2007
                                                                                 10.01             12.81             --    2006
                                                                                 10.00             10.01             --    2005
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $11.01            $ 6.06        652,210    2008
                                                                                 11.12             11.01        685,502    2007
                                                                                 10.56             11.12             --    2006
                                                                                 10.00             10.56             --    2005
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $12.37            $ 6.57             --    2008
                                                                                 12.17             12.37             --    2007
                                                                                 10.60             12.17             --    2006
                                                                                 10.00             10.60             --    2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $12.61            $ 7.35         201,140   2008
                                                                              11.73             12.61              --   2007
                                                                              10.45             11.73         330,089   2006
                                                                              10.00             10.45              --   2005
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $11.93            $ 7.15         486,541   2008
                                                                              11.84             11.93           4,871   2007
                                                                              10.57             11.84          44,450   2006
                                                                              10.00             10.57           8,817   2005
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $11.41            $ 6.91         115,908   2008
                                                                              10.67             11.41         271,964   2007
                                                                              10.63             10.67              --   2006
                                                                              10.00             10.63              --   2005
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $11.05            $ 5.48              --   2008
                                                                              10.89             11.05              --   2007
                                                                              10.05             10.89         544,304   2006
                                                                              10.00             10.05         113,569   2005
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.92            $ 8.97              --   2008
                                                                              10.33             10.92              --   2007
                                                                              10.11             10.33              --   2006
                                                                              10.00             10.11              --   2005
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.88            $ 8.13         169,509   2008
                                                                              10.76             10.88          53,873   2007
                                                                              10.10             10.76         214,222   2006
                                                                              10.00             10.10          11,917   2005
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.63            $12.18          86,938   2008
                                                                               9.91             10.63         346,032   2007
                                                                              10.03             39.91         181,861   2006
                                                                              10.00             10.03           3,052   2005
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.64            $10.35         944,552   2008
                                                                              10.14             10.64       2,256,723   2007
                                                                               9.99             10.14         293,801   2006
                                                                              10.00              9.99          57,248   2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.76            $11.01         291,607   2008
                                                                              10.13             10.76         439,034   2007
                                                                               9.98             10.13         948,255   2006
                                                                              10.00              9.98          19,299   2005
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $12.74            $ 7.54           4,735   2008
                                                                              11.84             12.74         276,774   2007
                                                                              10.66             11.84         324,984   2006
                                                                              10.00             10.66              --   2005
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $11.61            $ 7.09          14,259   2008
                                                                              10.66             11.61          16,381   2007
                                                                              10.76             10.66         119,714   2006
                                                                              10.00             10.76           3,265   2005
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $18.81            $ 8.60          58,080   2008
                                                                              13.04             18.81          47,807   2007
                                                                              10.96             13.04              --   2006
                                                                              10.00             10.96              --   2005
----------------------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                     $12.50            $ 7.09             --    2008
                                                          10.86             12.50             --    2007
                                                          10.51             10.86             --    2006
                                                          10.00             10.51             --    2005
--------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
--------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         $ 9.70            $ 7.33         34,399    2008
                                                          10.00              9.70        130,790    2007
--------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
--------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares            $12.03            $ 5.98             --    2008
                                                          10.56             12.03             --    2007
                                                          10.52             10.56             --    2006
                                                          10.00             10.52             --    2005
--------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  $11.39            $ 7.15         84,001    2008
                                                          11.94             11.39        461,700    2007
                                                          10.53             11.94        153,307    2006
                                                          10.00             10.53         15,190    2005
--------------------------------------------------------------------------------------------------------

        Payment Optimizer Plus (for Single Annuitant contracts) Elected




                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $10.48            $ 4.93             --    2008
                                                                           10.58             10.48          1,651    2007
                                                                           10.00             10.58             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $10.77            $ 6.06             --    2008
                                                                            9.84             10.77             --    2007
                                                                           10.00              9.84             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $11.37            $ 7.77             --    2008
                                                                           10.75             11.37             --    2007
                                                                           10.00             10.75             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $12.29            $ 7.15         24,401    2008
                                                                           10.98             12.29         65,818    2007
                                                                           10.00             10.98          9,671    2006
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.17            $ 6.94         14,237    2008
                                                                           10.00             10.17          5,701    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $11.96            $ 6.15             --    2008
                                                                           10.20             11.96             --    2007
                                                                           10.00             10.20             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $11.30            $ 6.55             --    2008
                                                                           11.02             11.30             --    2007
                                                                           10.00             11.02             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $11.52            $ 5.26         44,456    2008
                                                                           11.16             11.52        163,458    2007
                                                                           10.00             11.16         22,240    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $10.96            $ 6.45             --    2008
                                                                            9.86             10.96             --    2007
                                                                           10.00              9.86             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.45            $ 5.56             --    2008
                                                                            9.40             10.45             --    2007
                                                                           10.00              9.40             --    2006
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.86            $10.45         42,431    2008
                                                                           10.14             10.86             --    2007
                                                                           10.00             10.14             --    2006
-------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $11.03            $ 6.80             --    2008
                                                                           11.11             11.03             --    2007
                                                                           10.00             11.11             --    2006
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares               $11.92            $ 9.36        344,726    2008
                                                                           10.44             11.92        397,911    2007
                                                                           10.00             10.44        108,384    2006
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                $10.63            $ 6.14             --    2008
                                                                           10.06             10.63             --    2007
                                                                           10.00             10.06             --    2006
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares             $ 9.63            $ 5.63             --    2008
                                                                            9.96              9.63             --    2007
                                                                           10.00              9.96             --    2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $11.70            $ 6.93            --     2008
                                                                                 10.18             11.70            --     2007
                                                                                 10.00             10.18            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $12.35            $ 6.22        18,918     2008
   Class B                                                                       10.56             12.35        65,509     2007
                                                                                 10.00             10.56        11,845     2006
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.14            $ 7.23        15,561     2008
                                                                                 10.21             10.14        53,078     2007
                                                                                 10.00             10.21            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $10.50            $ 9.54            --     2008
                                                                                 10.11             10.50            --     2007
                                                                                 10.00             10.11            --     2006
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $10.88            $ 7.73            --     2008
                                                                                  9.96             10.88            --     2007
                                                                                 10.00              9.96            --     2006
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $10.65            $ 7.70            --     2008
                                                                                 10.56             10.65            --     2007
                                                                                 10.00             10.56            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $12.17            $ 6.92        16,731     2008
                                                                                 10.32             12.17            --     2007
                                                                                 10.00             10.32            --     2006
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $11.03            $ 7.10        10,767     2008
                                                                                 10.38             11.03        26,785     2007
                                                                                 10.00             10.38         4,039     2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $11.74            $ 6.58           384     2008
                                                                                 10.24             11.74        57,480     2007
                                                                                 10.00             10.24         6,770     2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                 $10.58            $ 6.07            --     2008
                                                                                 10.14             10.58            --     2007
                                                                                 10.00             10.14            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $10.87            $ 6.08           336     2008
                                                                                 10.98             10.87        49,222     2007
                                                                                 10.00             10.98            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                              $11.53            $ 6.55            --     2008
                                                                                 10.55             11.53            --     2007
                                                                                 10.00             10.55            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                       $12.47            $ 6.43            --     2008
                                                                                 10.07             12.47            --     2007
                                                                                 10.00             10.07            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio - Service Class 2                         $10.06            $ 9.50           299     2008
                                                                                 10.00             10.06        51,923     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $11.04            $ 6.52           151     2008
                                                                                  9.78             11.04        24,521     2007
                                                                                 10.00              9.78            --     2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $10.90            $ 5.19             --    2008
                                                                                   10.57             10.90             --    2007
                                                                                   10.00             10.57             --    2006
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.21            $ 7.71        422,149    2008
                                                                                   11.05             11.21        740,920    2007
                                                                                   10.00             11.05        308,491    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.89            $ 6.20        169,762    2008
                                                                                   10.00              9.89         63,710    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.99            $ 6.76         41,804    2008
                                                                                   10.86             10.99             --    2007
                                                                                   10.00             10.86          6,463    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $11.01            $ 6.21             --    2008
                                                                                   11.00             11.01             --    2007
                                                                                   10.00             11.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $11.74            $ 7.70             --    2008
                                                                                   10.90             11.74             --    2007
                                                                                   10.00             10.90             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.60            $ 9.83             --    2008
                                                                                   10.34             10.60             --    2007
                                                                                   10.00             10.34         16,756    2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $10.90            $ 6.63            150    2008
                                                                                    9.90             10.90         24,672    2007
                                                                                   10.00              9.90             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.44            $ 9.97         44,071    2008
                                                                                   10.17             10.44             --    2007
                                                                                   10.00             10.17          3,423    2006
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $10.74            $ 6.66             --    2008
                                                                                   10.43             10.74             --    2007
                                                                                   10.00             10.43             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $10.13            $ 6.34          9,543    2008
                                                                                   12.16             10.13             --    2007
                                                                                   10.00             12.16             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $11.13            $ 6.81            233    2008
                                                                                   10.83             11.13         36,075    2007
                                                                                   10.00             10.83             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                         $ 9.93            $ 6.06             --    2008
                                                                                    9.92              9.93             --    2007
                                                                                   10.00              9.92             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $11.53            $ 7.96        589,842    2008
                                                                                   10.57             11.53        945,760    2007
                                                                                   10.00             10.57        238,847    2006
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              $11.41            $ 7.13             --    2008
                                                                                   10.80             11.41             --    2007
                                                                                   10.00             10.80             --    2006
---------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                                    $10.00            $ 6.42             --    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                            $10.00            $ 6.56         17,605    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                                  $10.00            $ 7.00             --    2008
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                                     $10.00            $ 7.58        37,453     2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                           $10.00            $ 7.45        46,346     2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                                 $10.00            $ 7.22        62,922     2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund                      $10.00            $ 6.86        16,943     2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                                   $10.00            $ 7.63        14,887     2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund                 $10.00            $10.56        26,533     2008
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          $11.34            $ 9.31        26,525     2008
                                                                                 10.51             11.34        19,029     2007
                                                                                 10.00             10.51         7,749     2006
-------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             $13.92            $ 7.58        45,425     2008
                                                                                 10.42             13.92        49,040     2007
                                                                                 10.00             10.42         8,273     2006
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $10.11            $ 5.87            --     2008
                                                                                 10.30             10.11            --     2007
                                                                                 10.00             10.30            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $ 9.95            $ 6.33         3,459     2008
                                                                                 10.64              9.95        20,029     2007
                                                                                 10.00             10.64         7,657     2006
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.45            $ 5.86            --     2008
                                                                                 10.71              9.45            --     2007
                                                                                 10.00             10.71            --     2006
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $11.12            $ 6.86            --     2008
                                                                                 10.25             11.12            --     2007
                                                                                 10.00             10.25            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $11.43            $ 7.46            --     2008
                                                                                 10.62             11.43            --     2007
                                                                                 10.00             10.62            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $10.83            $ 8.23         9,558     2008
                                                                                 10.66             10.83        37,821     2007
                                                                                 10.00             10.66           269     2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $15.15            $ 9.22            --     2008
                                                                                 12.15             15.15            --     2007
                                                                                 10.00             12.15            --     2006
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $10.89            $ 6.00        11,572     2008
                                                                                 10.16             10.89        14,188     2007
                                                                                 10.00             10.16            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $11.31            $ 6.01            --     2008
                                                                                 10.57             11.31            --     2007
                                                                                 10.00             10.57            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $10.96            $ 6.40        26,943     2008
                                                                                 10.68             10.96            --     2007
                                                                                 10.00             10.68        14,726     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.88            $ 6.53        61,633     2008
                                                                                  9.93             10.88            --     2007
                                                                                 10.00              9.93            --     2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 9.57            $ 5.80         10,420    2008
                                                                               9.59              9.57         41,931    2007
                                                                              10.00              9.59             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $ 9.94            $ 4.94             --    2008
                                                                              10.76              9.94             --    2007
                                                                              10.00             10.76             --    2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.95            $ 9.00             --    2008
                                                                              10.35             10.95             --    2007
                                                                              10.00             10.35             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.61            $ 7.94         14,853    2008
                                                                              10.48             10.61             --    2007
                                                                              10.00             10.48          6,655    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.36            $13.04          8,856    2008
                                                                              10.59             11.36         47,805    2007
                                                                              10.00             10.59          6,456    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.70            $10.43         87,872    2008
                                                                              10.20             10.70        302,593    2007
                                                                              10.00             10.20             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.97            $11.24         25,211    2008
                                                                              10.31             10.97         49,389    2007
                                                                              10.00             10.31         33,477    2006
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $11.35            $ 6.73            275    2008
                                                                              10.54             11.35         46,982    2007
                                                                              10.00             10.54         14,801    2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.91            $ 6.66             --    2008
                                                                              10.00             10.91             --    2007
                                                                              10.00             10.00             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $13.80            $ 6.32          9,475    2008
                                                                               9.55             13.80         10,157    2007
                                                                              10.00              9.55             --    2006
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $11.79            $ 6.70             --    2008
                                                                              10.23             11.79             --    2007
                                                                              10.00             10.23             --    2006
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 9.71            $ 7.34          1,826    2008
                                                                              10.00              9.71          8,489    2007
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares                                $10.90            $ 5.42             --    2008
                                                                               9.55             10.90             --    2007
                                                                              10.00              9.55             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $10.42            $ 6.54            417    2008
                                                                              10.91             10.42         63,288    2007
                                                                              10.00             10.91          3,225    2006
----------------------------------------------------------------------------------------------------------------------------

        Payment Optimizer Plus (for Joint Annuitant contracts) Elected




                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $10.46            $ 4.91             --    2008
                                                                           10.57             10.46             --    2007
                                                                           10.00             10.57             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $10.75            $ 6.03             --    2008
                                                                            9.83             10.75             --    2007
                                                                           10.00              9.83             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $11.34            $ 7.74             --    2008
                                                                           10.74             11.34             --    2007
                                                                           10.00             10.74             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $12.26            $ 7.12          5,686    2008
                                                                           10.97             12.26         19,152    2007
                                                                           10.00             10.97          6,117    2006
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.16            $ 6.93          7,242    2008
                                                                           10.00             10.16          2,977    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $11.93            $ 6.12             --    2008
                                                                           10.19             11.93             --    2007
                                                                           10.00             10.19             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $11.27            $ 6.53             --    2008
                                                                           11.01             11.27             --    2007
                                                                           10.00             11.01             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $11.49            $ 5.24         10,292    2008
                                                                           11.14             11.49         47,330    2007
                                                                           10.00             11.14         14,036    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $10.93            $ 6.42             --    2008
                                                                            9.85             10.93             --    2007
                                                                           10.00              9.85             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.43            $ 5.54             --    2008
                                                                            9.39             10.43             --    2007
                                                                           10.00              9.39             --    2006
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.83            $10.40         10,076    2008
                                                                           10.13             10.83             --    2007
                                                                           10.00             10.13             --    2006
-------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $11.00            $ 6.78             --    2008
                                                                           11.10             11.00             --    2007
                                                                           10.00             11.10             --    2006
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares               $11.89            $ 9.32        172,922    2008
                                                                           10.43             11.89        170,317    2007
                                                                           10.00             10.43          2,033    2006
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                $10.60            $ 6.12             --    2008
                                                                           10.05             10.60             --    2007
                                                                           10.00             10.05             --    2006
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares             $ 9.60            $ 5.60             --    2008
                                                                            9.95              9.60             --    2007
                                                                           10.00              9.95             --    2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $11.67            $ 6.90            --     2008
                                                                                 10.17             11.67            --     2007
                                                                                 10.00             10.17            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $12.32            $ 6.20         4,381     2008
   Class B                                                                       10.55             12.32        19,020     2007
                                                                                 10.00             10.55         7,478     2006
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.11            $ 7.20         3,638     2008
                                                                                 10.20             10.11        15,426     2007
                                                                                 10.00             10.20            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $10.47            $ 9.50            --     2008
                                                                                 10.10             10.47            --     2007
                                                                                 10.00             10.10            --     2006
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $10.86            $ 7.70            --     2008
                                                                                  9.95             10.86            --     2007
                                                                                 10.00              9.95            --     2006
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $10.62            $ 7.67            --     2008
                                                                                 10.55             10.62            --     2007
                                                                                 10.00             10.55            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $12.14            $ 6.89         3,989     2008
                                                                                 10.31             12.14            --     2007
                                                                                 10.00             10.31            --     2006
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
-------------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                            $11.40            $ 7.91            --     2008
                                                                                 10.14             11.40            --     2007
                                                                                 10.00             10.14            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $11.00            $ 7.08         4,232     2008
                                                                                 10.37             11.00        22,263     2007
                                                                                 10.00             10.37            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $11.71            $ 6.55            --     2008
                                                                                 10.22             11.71        16,740     2007
                                                                                 10.00             10.22         4,303     2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                 $10.54            $ 6.05            --     2008
                                                                                 10.13             10.56            --     2007
                                                                                 10.00             10.13            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $10.84            $ 6.06            --     2008
                                                                                 10.97             10.84        14,358     2007
                                                                                 10.00             10.97            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                              $11.51            $ 6.53            --     2008
                                                                                 10.53             11.51            --     2007
                                                                                 10.00             10.53            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                       $12.44            $ 6.40            --     2008
                                                                                 10.06             12.44            --     2007
                                                                                 10.00             10.06            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio --Service Class 2                         $10.05            $ 9.47            --     2008
                                                                                 10.00             10.05        15,442     2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $11.01            $ 6.49             --    2008
                                                                                    9.77             11.01          7,148    2007
                                                                                   10.00              9.77             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $10.87            $ 5.17             --    2008
                                                                                   10.56             10.87             --    2007
                                                                                   10.00             10.56             --    2006
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.19            $ 7.68        182,527    2008
                                                                                   11.04             11.19        219,066    2007
                                                                                   10.00             11.04         40,571    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.89            $ 6.19         56,168    2008
                                                                                   10.00              9.89         58,694    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.96            $ 6.73          9,962    2008
                                                                                   10.85             10.96             --    2007
                                                                                   10.00             10.85          4,098    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $10.98            $ 6.18             --    2008
                                                                                   10.99             10.98             --    2007
                                                                                   10.00             10.99             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $11.71            $ 7.67             --    2008
                                                                                   10.89             11.71             --    2007
                                                                                   10.00             10.89             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.57            $ 9.79             --    2008
                                                                                   10.33             10.57             --    2007
                                                                                   10.00             10.33         10,666    2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $10.88            $ 6.60             --    2008
                                                                                    9.89             10.88          7,178    2007
                                                                                   10.00              9.89             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.41            $ 9.96         38,396    2008
                                                                                   10.16             10.41             --    2007
                                                                                   10.00             10.16          2,174    2006
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $10.72            $ 6.63             --    2008
                                                                                   10.42             10.72             --    2007
                                                                                   10.00             10.42             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $10.10            $ 6.31          2,336    2008
                                                                                   12.15             10.10             --    2007
                                                                                   10.00             12.15             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $11.10            $ 6.78             --    2008
                                                                                   10.82             11.10         10,508    2007
                                                                                   10.00             10.82             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                         $ 9.90            $ 6.04             --    2008
                                                                                    9.91              9.90             --    2007
                                                                                   10.00              9.91             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                             $11.51            $ 7.95             --    2008
                                                                                   10.55             11.51             --    2007
                                                                                   10.00             10.55             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $11.50            $ 7.93        459,907    2008
                                                                                   10.56             11.50        504,285    2007
                                                                                   10.00             10.56         45,329    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                            $11.38            $ 7.10            --     2008
                                                                                 10.79             11.38            --     2007
                                                                                 10.00             10.79            --     2006
-------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                                  $10.00            $ 6.41            --     2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                          $10.00            $ 6.56         4,189     2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                                $10.00            $ 7.00            --     2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                                     $10.00            $ 7.57         8,933     2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                           $10.00            $ 7.45        10,957     2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                                 $10.00            $ 7.22        14,982     2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund                      $10.00            $ 6.86         4,068     2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                                   $10.00            $ 7.63         3,530     2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund                 $10.00            $10.55         6,274     2008
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                              $10.81            $ 6.64            --     2008
                                                                                 10.72             10.81            --     2007
                                                                                 10.00             10.72            --     2006
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          $11.31            $ 9.27        14,580     2008
                                                                                 10.50             11.31        68,788     2007
                                                                                 10.00             10.50        49,797     2006
-------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             $13.88            $ 7.55        10,760     2008
                                                                                 10.41             13.88        14,203     2007
                                                                                 10.00             10.41         5,269     2006
-------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                          $14.30            $ 6.67            --     2008
                                                                                 11.44             14.30            --     2007
                                                                                 10.00             11.44            --     2006
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $10.08            $ 5.85            --     2008
                                                                                 10.29             10.08            --     2007
                                                                                 10.00             10.29            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $ 9.94            $ 6.31         1,839     2008
                                                                                 10.63              9.94        14,433     2007
                                                                                 10.00             10.63         3,630     2006
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.44            $ 5.85            --     2008
                                                                                 10.70              9.44            --     2007
                                                                                 10.00             10.70            --     2006
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $11.10            $ 6.83            --     2008
                                                                                 10.24             11.10            --     2007
                                                                                 10.00             10.24            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $11.40            $ 7.43            --     2008
                                                                                 10.61             11.40            --     2007
                                                                                 10.00             10.61            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           $10.01            $ 5.91            --     2008
                                                                                 10.02             10.01            --     2007
                                                                                 10.00             10.02            --     2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                         $10.81            $ 8.20        20,908     2008
                                                                              10.65             10.81        20,303     2007
                                                                              10.00             10.65        30,099     2006
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            $15.12            $ 9.18            --     2008
                                                                              12.14             15.12            --     2007
                                                                              10.00             12.14            --     2006
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                             $10.86            $ 5.98        12,160     2008
                                                                              10.15             10.86        13,556     2007
                                                                              10.00             10.15            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $11.28            $ 5.99            --     2008
                                                                              10.56             11.28            --     2007
                                                                              10.00             10.56            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $10.94            $ 6.37         6,413     2008
                                                                              10.67             10.94            --     2007
                                                                              10.00             10.67         9,333     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $10.85            $ 6.50        14,680     2008
                                                                               9.92             10.85            --     2007
                                                                              10.00              9.92            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 9.55            $ 5.78         2,424     2008
                                                                               9.58              9.55        12,297     2007
                                                                              10.00              9.58            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $ 9.92            $ 4.92            --     2008
                                                                              10.75              9.92            --     2007
                                                                              10.00             10.75         3,586     2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.92            $ 8.97            --     2008
                                                                              10.34             10.92            --     2007
                                                                              10.00             10.34            --     2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.58            $ 7.91         3,520     2008
                                                                              10.47             10.58            --     2007
                                                                              10.00             10.47         4,225     2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.33            $12.98         2,039     2008
                                                                              10.58             11.33        13,622     2007
                                                                              10.00             10.58         4,125     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.48            $10.38        20,452     2008
                                                                              10.19             10.68        87,285     2007
                                                                              10.00             10.19            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.94            $11.19         5,915     2008
                                                                              10.30             10.94        14,195     2007
                                                                              10.00             10.30        21,337     2006
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $11.32            $ 6.70            --     2008
                                                                              10.53             11.32        13,673     2007
                                                                              10.00             10.53         9,413     2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.88            $ 6.63            --     2008
                                                                               9.99             10.88            --     2007
                                                                              10.00              9.99            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $13.76            $ 6.29         2,202     2008
                                                                               9.54             13.76         2,962     2007
                                                                              10.00              9.54            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                     $11.76            $ 6.67            --     2008
                                                          10.22             11.76            --     2007
                                                          10.00             10.22            --     2006
--------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
--------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         $ 9.70            $ 7.32            --     2008
                                                          10.00              9.70            --     2007
--------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
--------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares            $10.87            $ 5.40            --     2008
                                                           9.54             10.87            --     2007
                                                          10.00              9.54            --     2006
--------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  $10.39            $ 6.51            --     2008
                                                          10.90             10.39        18,352     2007
                                                          10.00             10.90         2,040     2006
--------------------------------------------------------------------------------------------------------

         Lifetime Income Plus (for Joint Annuitant contracts) Elected




                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $10.44            $ 4.90              --   2008
                                                                           11.01             10.44              --   2007
                                                                           10.00             11.01              --   2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $10.73            $ 6.02              --   2008
                                                                           10.34             10.73              --   2007
                                                                           10.00             10.34              --   2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $11.32            $ 7.71              --   2008
                                                                           11.43             11.32              --   2007
                                                                           10.00             11.43              --   2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $12.23            $ 7.10          31,458   2008
                                                                           11.83             12.23         280,373   2007
                                                                           10.00             11.83              --   2006
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.16            $ 6.92              --   2008
                                                                           10.00             10.16          99,214   2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $11.91            $ 6.10              --   2008
                                                                           10.40             11.91              --   2007
                                                                           10.00             10.40              --   2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $11.25            $ 6.51              --   2008
                                                                           11.39             11.25              --   2007
                                                                           10.00             11.39              --   2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $11.47            $ 5.23          59,237   2008
                                                                           11.66             11.47         696,217   2007
                                                                           10.00             11.66              --   2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $10.91            $ 6.40              --   2008
                                                                           10.12             10.91              --   2007
                                                                           10.00             10.12              --   2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.41            $ 5.52              --   2008
                                                                            9.90             10.41              --   2007
                                                                           10.00              9.90              --   2006
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.81            $10.38          52,788   2008
                                                                           10.27             10.81              --   2007
                                                                           10.00             10.27              --   2006
-------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $10.98            $ 6.76              --   2008
                                                                           11.65             10.98              --   2007
                                                                           10.00             11.65              --   2006
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares               $11.87            $ 9.30         491,238   2008
                                                                           10.85             11.87       3,154,032   2007
                                                                           10.00             10.85              --   2006
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                $10.58            $ 6.10              --   2008
                                                                           10.57             10.58              --   2007
                                                                           10.00             10.57              --   2006
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares             $ 9.58            $ 5.59              --   2008
                                                                           10.35              9.58              --   2007
                                                                           10.00             10.35              --   2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $11.65            $ 6.88             --    2008
                                                                                 10.46             11.65             --    2007
                                                                                 10.00             10.46             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $12.30            $ 6.18         25,135    2008
   Class B                                                                       10.89             12.30        279,099    2007
                                                                                 10.00             10.89             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.10            $ 7.18         19,148    2008
                                                                                 10.33             10.10        226,349    2007
                                                                                 10.00             10.33             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $10.46            $ 9.48             --    2008
                                                                                 10.87             10.46             --    2007
                                                                                 10.00             10.87             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $10.84            $ 7.67             --    2008
                                                                                 10.63             10.84             --    2007
                                                                                 10.00             10.63             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $10.61            $ 7.65             --    2008
                                                                                 10.87             10.61             --    2007
                                                                                 10.00             10.87             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $12.12            $ 6.87         20,699    2008
                                                                                 10.92             12.12             --    2007
                                                                                 10.00             10.92             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $10.99            $ 7.06         53,941    2008
                                                                                 10.93             10.99        343,313    2007
                                                                                 10.00             10.93         27,684    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $11.69            $ 6.54          1,201    2008
                                                                                 10.65             11.69        244,705    2007
                                                                                 10.00             10.65         26,298    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                 $10.54            $ 6.03             --    2008
                                                                                 10.61             10.54             --    2007
                                                                                 10.00             10.61             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $10.83            $ 6.04             74    2008
                                                                                 11.54             10.83        209,046    2007
                                                                                 10.00             11.54             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                              $11.49            $ 6.51             --    2008
                                                                                 11.03             11.49             --    2007
                                                                                 10.00             11.03             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                       $12.42            $ 6.38             --    2008
                                                                                 10.54             12.42             --    2007
                                                                                 10.00             10.54             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                        $10.04            $ 9.46             46    2008
                                                                                 10.00             10.04        228,243    2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $10.99            $ 6.47             35    2008
                                                                                 10.41             10.99        103,887    2007
                                                                                 10.00             10.41             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                             $10.85            $ 5.16             --    2008
                                                                                 11.77             10.85             --    2007
                                                                                 10.00             11.77             --    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.17            $ 7.66       1,053,968   2008
                                                                                   11.03             11.17       4,985,282   2007
                                                                                   10.00             11.03              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.88            $ 6.18          11,686   2008
                                                                                   10.00              9.88       1,698,270   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.95            $ 6.72          53,124   2008
                                                                                   10.85             10.95             937   2007
                                                                                   10.00             10.85              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $10.96            $ 6.17              --   2008
                                                                                   10.98             10.96              --   2007
                                                                                   10.00             10.98              --   2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $11.69            $ 7.65              --   2008
                                                                                   10.89             11.69              --   2007
                                                                                   10.00             10.89              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.55            $ 9.77           1,790   2008
                                                                                   10.32             10.55           2,410   2007
                                                                                   10.00             10.32              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $10.86            $ 6.59              35   2008
                                                                                    9.89             10.86         104,634   2007
                                                                                   10.00              9.89              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.39            $10.37         125,224   2008
                                                                                   10.16             10.39          29,296   2007
                                                                                   10.00             10.16              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $10.70            $ 6.61              --   2008
                                                                                   10.41             10.70              --   2007
                                                                                   10.00             10.41              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $10.08            $ 6.29          11,630   2008
                                                                                   12.14             10.08              --   2007
                                                                                   10.00             12.14              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $11.08            $ 6.76              49   2008
                                                                                   10.81             11.08         153,248   2007
                                                                                   10.00             10.81              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                         $ 9.89            $ 6.02              --   2008
                                                                                    9.90              9.89              --   2007
                                                                                   10.00              9.90              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $11.48            $ 7.91                   2008
                                                                                   10.55             11.48       1,666,518   2007
                                                                                   10.00             10.55       9,827,600   2006
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              $11.36            $ 7.08              --   2008
                                                                                   10.78             11.36              --   2007
                                                                                   10.00             10.78              --   2006
---------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                                    $10.00            $ 6.41              --   2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                            $10.00            $ 6.55          21,749   2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                                  $10.00            $ 7.00              --   2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                                       $10.00            $ 7.57          46,376   2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                             $10.00            $ 7.44          57,298   2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                                   $10.00            $ 7.22          77,954   2008
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund                      $10.00            $ 6.86         20,909    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                                   $10.00            $ 7.62         18,448    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund                 $10.00            $10.55         32,843    2008
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          $11.29            $ 9.24         67,440    2008
                                                                                 10.49             11.29        260,318    2007
                                                                                 10.00             10.49             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             $13.86            $ 7.53         57,276    2008
                                                                                 10.40             13.86        208,271    2007
                                                                                 10.00             10.40             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $10.07            $ 5.83             --    2008
                                                                                 10.28             10.07             --    2007
                                                                                 10.00             10.28             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $ 9.93            $ 6.30          2,998    2008
                                                                                 10.63              9.93         28,318    2007
                                                                                 10.00             10.63             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.44            $ 5.84             --    2008
                                                                                 10.70              9.44             --    2007
                                                                                 10.00             10.70             --    2006
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $11.08            $ 6.81             --    2008
                                                                                 10.23             11.08             --    2007
                                                                                 10.00             10.23             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $11.38            $ 7.41             --    2008
                                                                                 10.60             11.38             --    2007
                                                                                 10.00             10.60             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $10.79            $ 8.18         38,623    2008
                                                                                 10.64             10.79        235,489    2007
                                                                                 10.00             10.64             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $15.09            $ 9.15             --    2008
                                                                                 12.13             15.09             --    2007
                                                                                 10.00             12.13             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $10.84            $ 5.96         78,789    2008
                                                                                 10.14             10.84        110,295    2007
                                                                                 10.00             10.14             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $11.26            $ 5.97             --    2008
                                                                                 10.55             11.26             --    2007
                                                                                 10.00             10.55             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $10.92            $ 6.35         33,538    2008
                                                                                 10.66             10.92             --    2007
                                                                                 10.00             10.66         57,120    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.83            $ 6.48         79,265    2008
                                                                                  9.91             10.83          2,132    2007
                                                                                 10.00              9.91             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                   $ 9.53            $ 5.76         12,633    2008
                                                                                  9.57              9.53        177,838    2007
                                                                                 10.00              9.57             --    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $ 9.90            $ 4.90              --   2008
                                                                              10.74              9.90              --   2007
                                                                              10.00             10.74              --   2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.90            $ 8.94              --   2008
                                                                              10.33             10.90              --   2007
                                                                              10.00             10.33              --   2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.57            $ 7.88          19,313   2008
                                                                              10.47             10.57             962   2007
                                                                              10.00             10.47              --   2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.31            $12.95          11,233   2008
                                                                              10.57             11.31         204,869   2007
                                                                              10.00             10.57              --   2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.44            $10.35         107,712   2008
                                                                              10.18             10.66       1,289,825   2007
                                                                              10.00             10.18              --   2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.92            $11.16          34,273   2008
                                                                              10.29             10.92         215,155   2007
                                                                              10.00             10.29              --   2006
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $11.30            $ 6.68           2,507   2008
                                                                              10.52             11.30         201,857   2007
                                                                              10.00             10.52              --   2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.86            $ 6.61              --   2008
                                                                               9.98             10.86              --   2007
                                                                              10.00              9.98              --   2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $13.74            $ 6.27          11,802   2008
                                                                               9.54             13.74          42,707   2007
                                                                              10.00              9.54              --   2006
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $11.74            $ 6.65              --   2008
                                                                              10.22             11.74              --   2007
                                                                              10.00             10.22              --   2006
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 9.69            $ 7.31         104,725   2008
                                                                              10.00              9.69         148,554   2007
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares                                $10.85            $ 5.39              --   2008
                                                                               9.54             10.85              --   2007
                                                                              10.00              9.54              --   2006
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $10.37            $ 6.50             645   2008
                                                                              10.89             10.37         270,281   2007
                                                                              10.00             10.89              --   2006
----------------------------------------------------------------------------------------------------------------------------

      Lifetime Income Plus 2007 (for Single Annuitant contracts) Elected




                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                 $10.44            $ 4.90              --   2008
                                                                                 11.01             10.44              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                         $10.73            $ 6.02              --   2008
                                                                                 10.34             10.73              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                                  $11.32            $ 7.71              --   2008
                                                                                 11.43             11.32              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                        $12.23            $ 7.10         155,185   2008
                                                                                 11.83             12.23         280,373   2007
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B               $10.16            $ 6.92         126,266   2008
                                                                                 10.00             10.16          99,214   2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B                 $11.91            $ 6.10              --   2008
                                                                                 10.40             11.91              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                      $11.25            $ 6.51              --   2008
                                                                                 11.39             11.25              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                    $11.47            $ 5.23         281,180   2008
                                                                                 11.66             11.47         696,217   2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                       $10.91            $ 6.40              --   2008
                                                                                 10.12             10.91              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                       $10.41            $ 5.52              --   2008
                                                                                  9.90             10.41              --   2007
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      $10.81            $10.38         274,284   2008
                                                                                 10.27             10.81              --   2007
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $10.98            $ 6.76              --   2008
                                                                                 11.65             10.98              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $11.87            $ 9.30       2,718,597   2008
                                                                                 10.85             11.87       3,154,032   2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $10.58            $ 6.10              --   2008
                                                                                 10.57             10.58              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 9.58            $ 5.59              --   2008
                                                                                 10.35              9.58              --   2007
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $11.65            $ 6.88              --   2008
                                                                                 10.46             11.65              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $12.30            $ 6.18         119,507   2008
   Class B                                                                       10.89             12.30         279,099   2007
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.10            $ 7.18          99,114   2008
                                                                                 10.33             10.10         226,349   2007
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $10.46            $ 9.48              --   2008
                                                                                 10.87             10.46              --   2007
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $10.84            $ 7.67              --   2008
                                                                                 10.63             10.84              --   2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                            $10.61            $ 7.65              --   2008
                                                                                   10.87             10.61              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                    $12.12            $ 6.87         107,660   2008
                                                                                   10.92             12.12              --   2007
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
---------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                       $10.99            $ 7.06         401,794   2008
                                                                                   10.93             10.99          43,313   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $11.69            $ 6.54             233   2008
                                                                                   10.65             11.69          44,705   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $10.54            $ 6.03              --   2008
                                                                                   10.61             10.54              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $10.83            $ 6.04             203   2008
                                                                                   11.54             10.83         209,046   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $11.49            $ 6.51              --   2008
                                                                                   11.03             11.49              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $12.42            $ 6.38              --   2008
                                                                                   10.54             12.42              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.04            $ 9.46             124   2008
                                                                                   10.00             10.04         228,243   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $10.99            $ 6.47              94   2008
                                                                                   10.41             10.99         103,887   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $10.85            $ 5.16              --   2008
                                                                                   11.77             10.85              --   2007
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.17            $ 7.66       4,200,013   2008
                                                                                   11.03             11.17       4,985,282   2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.88            $ 6.18       1,672,960   2008
                                                                                   10.00              9.88       1,698,270   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.95            $ 6.72         270,269   2008
                                                                                   10.85             10.95             937   2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $10.96            $ 6.17              --   2008
                                                                                   10.98             10.96              --   2007
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $11.69            $ 7.65              --   2008
                                                                                   10.89             11.69              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.55            $ 9.77              --   2008
                                                                                   10.32             10.55           2,410   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $10.86            $ 6.59              94   2008
                                                                                    9.89             10.86         104,634   2007
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.39            $10.37          95,527   2008
                                                                                   10.16             10.39          29,296   2007
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $10.70            $ 6.61              --   2008
                                                                                   10.41             10.70              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $10.08            $ 6.29          61,009   2008
                                                                                   12.14             10.08              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $11.08            $ 6.76             135   2008
                                                                                   10.81             11.08         153,248   2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                       $ 9.89            $ 6.02              --   2008
                                                                                  9.90              9.89              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                           $11.48            $ 7.91       7,955,734   2008
                                                                                 10.55             11.48       9,827,600   2007
-------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                            $11.36            $ 7.08              --   2008
                                                                                 10.78             11.36              --   2007
-------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                                  $10.00            $ 6.41              --   2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                          $10.00            $ 6.55         112,931   2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                                $10.00            $ 7.00              --   2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                                     $10.00            $ 7.57         240,767   2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                           $10.00            $ 7.44         297,438   2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                                 $10.00            $ 7.22         404,646   2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund                      $10.00            $ 6.86         108,766   2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                                   $10.00            $ 7.62          95,676   2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund                 $10.00            $10.55         170,491   2008
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          $11.29            $ 9.24         228,043   2008
                                                                                 10.49             11.29         260,318   2007
-------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             $13.86            $ 7.53         291,347   2008
                                                                                 10.40             13.86         208,271   2007
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $10.07            $ 5.83              --   2008
                                                                                 10.28             10.07              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $ 9.93            $ 6.30              --   2008
                                                                                 10.63              9.93          28,318   2007
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.44            $ 5.84              --   2008
                                                                                 10.70              9.44              --   2007
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $11.08            $ 6.81              --   2008
                                                                                 10.23             11.08              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $11.38            $ 7.41              --   2008
                                                                                 10.60             11.38              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $10.79            $ 8.18         172,786   2008
                                                                                 10.64             10.79         235,489   2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $15.09            $ 9.15              --   2008
                                                                                 12.13             15.09              --   2007
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $10.84            $ 5.96         112,872   2008
                                                                                 10.14             10.84          10,295   2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $11.26            $ 5.97              --   2008
                                                                                 10.55             11.26              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $10.92            $ 6.35         174,090   2008
                                                                                 10.66             10.92              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.83            $ 6.48         398,219   2008
                                                                                  9.91             10.83           2,132   2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 9.53            $ 5.76          65,587   2008
                                                                               9.57              9.53         177,838   2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $ 9.90            $ 4.90              --   2008
                                                                              10.74              9.90              --   2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.90            $ 8.94              --   2008
                                                                              10.33             10.90              --   2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.57            $ 7.88          95,319   2008
                                                                              10.47             10.57             962   2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.31            $12.95          55,517   2008
                                                                              10.57             11.31         204,869   2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.44            $10.35         558,314   2008
                                                                              10.18             10.66       1,289,825   2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.92            $11.16         161,429   2008
                                                                              10.29             10.92         215,155   2007
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $11.30            $ 6.68             182   2008
                                                                              10.52             11.30         201,857   2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.86            $ 6.61              --   2008
                                                                               9.98             10.86              --   2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $13.74            $ 6.27          60,835   2008
                                                                               9.54             13.74          42,707   2007
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $11.74            $ 6.65              --   2008
                                                                              10.22             11.74              --   2007
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 9.69            $ 7.31         115,776   2008
                                                                              10.00              9.69         148,554   2007
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares                                $10.85            $ 5.39              --   2008
                                                                               9.54             10.85              --   2007
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $10.37            $ 6.50             235   2008
                                                                              10.89             10.37         270,281   2007
----------------------------------------------------------------------------------------------------------------------------

           Lifetime Income Plus 2007 (for Joint Annuitants) Elected




                                                                                                               Number of
                                                                             Accumulation      Accumulation   Accumulation
                                                                            Unit Values at    Unit Values at Unit Values at
Subaccounts                                                               Beginning of Period End of Period  End of Period  Year
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
--------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                 $ 9.48            $ 4.44             --     2008
                                                                                 10.00              9.48             --     2007
--------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                         $10.37            $ 5.81             --     2008
                                                                                 10.00             10.37             --     2007
--------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                                  $ 9.90            $ 6.74             --     2008
                                                                                 10.00              9.90             --     2007
--------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                        $10.34            $ 5.99         44,369     2008
                                                                                 10.00             10.34         72,026     2007
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B               $10.15            $ 6.91         41,849     2008
                                                                                 10.00             10.15         37,534     2007
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B                 $11.44            $ 5.86             --     2008
                                                                                 10.00             11.44             --     2007
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                      $ 9.87            $ 5.71             --     2008
                                                                                 10.00              9.87             --     2007
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                    $ 9.83            $ 4.47         79,596     2008
                                                                                 10.00              9.83        176,631     2007
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                       $10.77            $ 6.32             --     2008
                                                                                 10.00             10.77             --     2007
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                       $10.51            $ 5.57             --     2008
                                                                                 10.00             10.51             --     2007
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      $10.52            $10.09         67,941     2008
                                                                                 10.00             10.52             --     2007
--------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $ 9.42            $ 5.79             --     2008
                                                                                 10.00              9.42             --     2007
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $10.93            $ 8.55        599,927     2008
                                                                                 10.00             10.93        540,999     2007
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $10.00            $ 5.76             --     2008
                                                                                 10.00             10.00             --     2007
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 9.26            $ 5.39             --     2008
                                                                                 10.00              9.26             --     2007
--------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $11.13            $ 6.57             --     2008
                                                                                 10.00             11.13             --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $11.29            $ 5.67         31,474     2008
   Class B                                                                       10.00             11.29         65,943     2007
--------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 9.77            $ 6.93         24,944     2008
                                                                                 10.00              9.77         50,942     2007
--------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 9.62            $ 8.71             --     2008
                                                                                 10.00              9.62             --     2007
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation   Accumulation
                                                                              Unit Values at    Unit Values at Unit Values at
Subaccounts                                                                 Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                              $10.19            $ 7.21             --
                                                                                   10.00             10.19             --
------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                            $ 9.75            $ 7.02             --
                                                                                   10.00              9.75             --
------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                    $11.09            $ 6.28         28,322
                                                                                   10.00             11.09             --
------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                       $10.05            $ 6.45         45,535
                                                                                   10.00             10.05          8,211
------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $10.97            $ 6.13            251
                                                                                   10.00             10.97         56,582
------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 9.92            $ 5.67             --
                                                                                   10.00              9.92             --
------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 9.38            $ 5.23            238
                                                                                   10.00              9.38         52,762
------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $10.40            $ 5.89             --
                                                                                   10.00             10.40             --
------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $11.77            $ 6.04             --
                                                                                   10.00             11.77             --
------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.04            $ 9.44            120
                                                                                   10.00             10.04         49,683
------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $10.55            $ 6.21            101
                                                                                   10.00             10.55         23,562
------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 9.21            $ 4.37             --
                                                                                   10.00              9.21             --
------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 9.63            $ 6.60        651,324
                                                                                   10.00              9.63        589,884
------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.88            $ 6.17        392,425
                                                                                   10.00              9.88        380,062
------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.57            $ 5.86         74,649
                                                                                   10.00              9.57             --
------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 9.58            $ 5.39             --
                                                                                   10.00              9.58             --
------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $10.20            $ 6.67             --
                                                                                   10.00             10.20             --
------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.10            $ 9.34             --
                                                                                   10.00             10.10             --
------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $10.21            $ 6.19            104
                                                                                   10.00             10.21         24,282
------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.15            $10.11             --
                                                                                   10.00             10.15          4,980
------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 9.96            $ 6.15             --
                                                                                   10.00              9.96             --
------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                 Year
--------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
--------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                        2008
                                                                            2007
--------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                      2008
                                                                            2007
--------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                              2008
                                                                            2007
--------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
--------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                 2008
                                                                            2007
--------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                            2008
                                                                            2007
--------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2             2008
                                                                            2007
--------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                            2008
                                                                            2007
--------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                          2008
                                                                            2007
--------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                   2008
                                                                            2007
--------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                    2008
                                                                            2007
--------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                  2008
                                                                            2007
--------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                         2008
                                                                            2007
--------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                         2008
                                                                            2007
--------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares   2008
                                                                            2007
--------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                           2008
                                                                            2007
--------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                        2008
                                                                            2007
--------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                  2008
                                                                            2007
--------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                             2008
                                                                            2007
--------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                     2008
                                                                            2007
--------------------------------------------------------------------------------
  Money Market Fund                                                         2008
                                                                            2007
--------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                              2008
                                                                            2007
--------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation   Accumulation
                                                                           Unit Values at    Unit Values at Unit Values at
Subaccounts                                                              Beginning of Period End of Period  End of Period  Year
-------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                $ 8.12            $ 5.06          18,227    2008
                                                                                10.00              8.12              --    2007
-------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                        $ 9.82            $ 5.99             152    2008
                                                                                10.00              9.82          37,794    2007
-------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                      $ 9.44            $ 5.74              --    2008
                                                                                10.00              9.44              --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                          $10.42            $ 7.17       1,159,292    2008
                                                                                10.00             10.42       1,143,667    2007
-------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                           $10.09            $ 6.29              --    2008
                                                                                10.00             10.09              --    2007
-------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                                 $10.00            $ 6.41              --    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                         $10.00            $ 6.55          27,267    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                               $10.00            $ 7.00              --    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                                    $10.00            $ 7.57          58,116    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                          $10.00            $ 7.44          71,432    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                                $10.00            $ 7.21          97,607    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund                     $10.00            $ 6.85          25,824    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                                  $10.00            $ 7.62          22,957    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund                $10.00            $10.55          40,965    2008
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                         $10.30            $ 8.43          14,857    2008
                                                                                10.00             10.30          10,434    2007
-------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                            $12.56            $ 6.81          77,716    2008
                                                                                10.00             12.56          49,587    2007
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II           9.55
                                                                                10.00              9.55              --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I            9.49
                                                                                10.00              9.49              --    2007
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                 $10.39            $ 6.38              --    2008
                                                                                10.00             10.39              --    2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                        $10.24            $ 6.66              --    2008
                                                                                10.00             10.24              --    2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                           $ 9.73            $ 7.37          36,719    2008
                                                                                10.00              9.73          36,199    2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                              $10.95            $ 6.63              --    2008
                                                                                10.00             10.95              --    2007
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                               $ 9.69            $ 5.33          19,890    2008
                                                                                10.00              9.69          19,884    2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                   $10.58            $ 5.60              --    2008
                                                                                10.00             10.58              --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                      $ 9.83            $ 5.72          46,420    2008
                                                                                10.00              9.83              --    2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation   Accumulation
                                                                         Unit Values at    Unit Values at Unit Values at
Subaccounts                                                            Beginning of Period End of Period  End of Period  Year
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 9.74            $ 5.83        106,729     2008
                                                                              10.00              9.74             --     2007
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 9.00            $ 5.44         16,890     2008
                                                                              10.00              9.00         41,193     2007
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $ 9.98            $ 4.94             --     2008
                                                                              10.00              9.98             --     2007
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.26            $ 8.41             --     2008
                                                                              10.00             10.26             --     2007
-----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 9.83            $ 7.33         24,283     2008
                                                                              10.00              9.83             --     2007
-----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.58            $12.10         14,277     2008
                                                                              10.00             10.58         47,346     2007
-----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.39            $10.08        138,445     2008
                                                                              10.00             10.39        287,843     2007
-----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.51            $10.73         40,433     2008
                                                                              10.00             10.51         47,504     2007
-----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.24            $ 6.05            202     2008
                                                                              10.00             10.24         48,275     2007
-----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.58            $ 6.44             --     2008
                                                                              10.00             10.58             --     2007
-----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $12.90            $ 5.89         15,429     2008
                                                                              10.00             12.90          9,748     2007
-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $10.90            $ 6.17             --     2008
                                                                              10.00             10.90             --     2007
-----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 9.68            $ 7.30         56,116     2008
                                                                              10.00              9.68         44,150     2007
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 9.12            $ 5.70            273     2008
                                                                              10.00              9.12         67,494     2007
-----------------------------------------------------------------------------------------------------------------------------

                       Lifetime Income Plus 2008 Elected




                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                 $ 9.70            $ 4.58              --   2008
                                                                                 10.00              9.70              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                         $ 9.72            $ 5.50           4,322   2008
                                                                                 10.00              9.72              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                                  $ 9.69            $ 6.65           5,701   2008
                                                                                 10.00              9.69              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                        $ 9.64            $ 5.64         720,470   2008
                                                                                 10.00              9.64          19,498   2007
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B               $ 9.78            $ 6.75         348,392   2008
                                                                                 10.00              9.78          15,646   2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B                 $ 9.82            $ 5.07           4,593   2008
                                                                                 10.00              9.82              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                      $ 9.72            $ 5.67           3,987   2008
                                                                                 10.00              9.72              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                    $ 9.52            $ 4.37       1,146,236   2008
                                                                                 10.00              9.52          45,593   2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                       $ 9.78            $ 5.79              --   2008
                                                                                 10.00              9.78              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                       $ 9.75            $ 5.21           6,772   2008
                                                                                 10.00              9.75              --   2007
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      $10.16            $ 9.83         981,535   2008
                                                                                 10.00             10.16              --   2007
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $ 9.63            $ 5.97           9,061   2008
                                                                                 10.00              9.63              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $ 9.90            $ 7.82       6,556,822   2008
                                                                                 10.00              9.90         209,761   2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $ 9.74            $ 5.66              --   2008
                                                                                 10.00              9.74              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 9.68            $ 5.69           6,711   2008
                                                                                 10.00              9.68              --   2007
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 9.71            $ 5.78          34,352   2008
                                                                                 10.00              9.71              --   2007
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 9.64            $ 4.88         594,050   2008
   Class B                                                                       10.00              9.64          19,522   2007
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.02            $ 7.17         365,970   2008
                                                                                 10.00             10.02          10,735   2007
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 9.57            $ 8.74              --   2008
                                                                                 10.00              9.57              --   2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
--------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                             $ 9.69            $ 6.91              --   2008
                                                                                  10.00              9.69              --   2007
--------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                           $ 9.99            $ 7.26           6,278   2008
                                                                                  10.00              9.99              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                   $ 9.85            $ 5.62         398,301   2008
                                                                                  10.00              9.85              --   2007
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                      $ 9.83            $ 6.36         403,573   2008
                                                                                  10.00              9.83          16,011   2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                 $ 9.80            $ 5.52         197,569   2008
                                                                                  10.00              9.80          16,484   2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                  $ 9.36            $ 5.39              --   2008
                                                                                  10.00              9.36              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                 $ 9.64            $ 5.42          45,563   2008
                                                                                  10.00              9.64          13,632   2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                               $ 9.73            $ 5.56           2,477   2008
                                                                                  10.00              9.73              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                        $ 9.72            $ 5.03           6,985   2008
                                                                                  10.00              9.72              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                         $10.09            $ 9.57          92,432   2008
                                                                                  10.00             10.09          10,720   2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                       $ 9.78            $ 5.81          31,330   2008
                                                                                  10.00              9.78           5,639   2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                              $ 9.61            $ 4.60              --   2008
                                                                                  10.00              9.61              --   2007
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                              $ 9.86            $ 6.82       5,471,614   2008
                                                                                  10.00              9.86         141,191   2007
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund - Class 2 Shares         $ 9.73            $ 6.13       2,336,646   2008
                                                                                  10.00              9.73         161,449   2007
--------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                $ 9.68            $ 5.99         903,931   2008
                                                                                  10.00              9.68              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                             $ 9.64            $ 5.47          23,685   2008
                                                                                  10.00              9.64              --   2007
--------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                       $ 9.82            $ 6.47           9,882   2008
                                                                                  10.00              9.82              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                  $10.11            $ 9.43          50,216   2008
                                                                                  10.00             10.11              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                          $ 9.75            $ 5.96          41,021   2008
                                                                                  10.00              9.75           5,622   2007
--------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                              $10.02            $10.07       1,822,759   2008
                                                                                  10.00             10.02              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                   $ 9.79            $ 6.10              --   2008
                                                                                  10.00              9.79              --   2007
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                $ 9.01            $ 5.66         273,990   2008
                                                                                10.00              9.01              --   2007
------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                        $ 9.69            $ 5.96          76,209   2008
                                                                                10.00              9.69          10,683   2007
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                      $ 9.62            $ 5.90           9,113   2008
                                                                                10.00              9.62              --   2007
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                          $ 9.81            $ 6.81      12,206,526   2008
                                                                                10.00              9.81         406,569   2007
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                           $ 9.77            $ 6.14           1,258   2008
                                                                                10.00              9.77              --   2007
------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                                 $10.00            $ 6.43           5,069   2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                         $10.00            $ 6.57         322,921   2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                               $10.00            $ 7.01           4,371   2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                                    $10.00            $ 7.59         759,413   2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                          $10.00            $ 7.46         923,385   2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                                $10.00            $ 7.23       1,286,301   2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund                     $10.00            $ 6.87         373,029   2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                                  $10.00            $ 7.64         272,148   2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund                $10.00            $10.58         557,460   2008
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                         $ 9.84            $ 8.12         416,486   2008
                                                                                10.00              9.84          16,869   2007
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                            $ 9.93            $ 5.44       1,330,240   2008
                                                                                10.00              9.93          15,931   2007
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II         $ 9.71            $ 5.67          15,306   2008
                                                                                10.00              9.71              --   2007
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I          $ 9.68            $ 6.04              --   2008
                                                                                10.00              9.68              --   2007
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                 $ 9.79            $ 6.06              --   2008
                                                                                10.00              9.79              --   2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                        $ 9.74            $ 6.39              --   2008
                                                                                10.00              9.74              --   2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                           $ 9.84            $ 7.52         251,295   2008
                                                                                10.00              9.84           2,490   2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                              $ 9.83            $ 6.01          29,893   2008
                                                                                10.00              9.83              --   2007
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                               $ 9.83            $ 5.45         176,152   2008
                                                                                10.00              9.83             393   2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                   $ 9.70            $ 5.18          18,259   2008
                                                                                10.00              9.70              --   2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                      $ 9.69            $ 5.68         687,040   2008
                                                                                10.00              9.69              --   2007
------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 9.68            $ 5.84       1,416,639   2008
                                                                              10.00              9.68              --   2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 9.63            $ 5.87         276,235   2008
                                                                              10.00              9.63           9,637   2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $ 9.63            $ 4.81              --   2008
                                                                              10.00              9.63              --   2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 9.99            $ 8.26          16,046   2008
                                                                              10.00              9.99              --   2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.03            $ 7.54         340,467   2008
                                                                              10.00             10.03              --   2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.23            $11.80         274,570   2008
                                                                              10.00             10.23          10,675   2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.07            $ 9.85       2,152,128   2008
                                                                              10.00             10.07          64,344   2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.12            $10.43         867,891   2008
                                                                              10.00             10.12          10,708   2007
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 9.65            $ 5.75          36,803   2008
                                                                              10.00              9.65          12,526   2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 9.77            $ 6.00           1,589   2008
                                                                              10.00              9.77              --   2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $10.13            $ 4.66         339,406   2008
                                                                              10.00             10.13           3,635   2007
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $ 9.74            $ 5.56              --   2008
                                                                              10.00              9.74              --   2007
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 9.73            $ 7.39         132,955   2008
                                                                              10.00              9.73              --   2007
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 9.50            $ 6.00          62,982   2008
                                                                              10.00              9.50          15,431   2007
----------------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

Statement of Additional Information

                                                                            Page
The Company................................................................ B-3

The Separate Account....................................................... B-3

Additional Information About the Guarantee Account......................... B-3

The Contracts.............................................................. B-4
   Transfer of Annuity Units............................................... B-4
   Net Investment Factor................................................... B-4

Termination of Participation Agreements.................................... B-4

Calculation of Performance Data............................................ B-5
   Subaccount Investing in GE Investments Funds, Inc. -- Money Market Fund. B-5
   Other Subaccounts....................................................... B-6
   Other Performance Data.................................................. B-7

Tax Matters................................................................ B-7
   Taxation of Genworth Life and Annuity Insurance Company................. B-7
   IRS Required Distributions.............................................. B-7

General Provisions......................................................... B-8
   Using the Contracts as Collateral....................................... B-8
   The Beneficiary......................................................... B-8
   Non-Participating....................................................... B-8
   Misstatement of Age or Gender........................................... B-8
   Incontestability........................................................ B-8
   Statement of Values..................................................... B-8
   Trust as Owner or Beneficiary........................................... B-8
   Written Notice.......................................................... B-8

Legal Developments Regarding Employment-Related Benefit Plans.............. B-9

Regulation of Genworth Life and Annuity Insurance Company.................. B-9

Experts.................................................................... B-9

Financial Statements....................................................... B-9

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1156 9/00 (RetireReady/SM/ Selections) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                State                                 Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                Form P1156 9/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                 Genworth Life & Annuity VA Separate Account 1
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2009, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:       (800) 352-9910

Or write:   Genworth Life and Annuity Insurance Company
            6610 West Broad Street
            Richmond, Virginia 23230

Or visit:   www.genworth.com

Or:         contact your financial representative


The date of this Statement of Additional Information is May 1, 2009.

TABLE OF CONTENTS

                                                                                Page
The Company.................................................................... B-3

The Separate Account........................................................... B-3

Additional Information About the Guarantee Account............................. B-3

The Contracts.................................................................. B-4
   Transfer of Annuity Units................................................... B-4
   Net Investment Factor....................................................... B-4

Termination of Participation Agreements........................................ B-4

Calculation of Performance Data................................................ B-5
   Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund. B-5
   Other Subaccounts........................................................... B-6
   Other Performance Data...................................................... B-7

Tax Matters.................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company..................... B-7
   IRS Required Distributions.................................................. B-7

General Provisions............................................................. B-8
   Using the Contracts as Collateral........................................... B-8
   The Beneficiary............................................................. B-8
   Non-Participating........................................................... B-8
   Misstatement of Age or Gender............................................... B-8
   Incontestability............................................................ B-8
   Statement of Values......................................................... B-8
   Trust as Owner or Beneficiary............................................... B-8
   Written Notice.............................................................. B-8

Legal Developments Regarding Employment-Related Benefit Plans.................. B-9

Regulation of Genworth Life and Annuity Insurance Company...................... B-9

Experts........................................................................ B-9

Financial Statements........................................................... B-9

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Until March 12, 2007, our preferred shares were owned by an affiliate, Brookfield Life Assurance Company Limited. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.


On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into the Company. The Company was the surviving entity. FHL and FCL were both stock life insurance companies operating under charter granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers. The accompanying financial information for the Company has been presented as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control, as the Company, FHL and FCL were all wholly-owned subsidiaries of Genworth.

Upon consummation of the FHL and FCL mergers, the Company transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY, with GLICNY being the surviving entity. For periods beginning after December 31, 2006, AML was not in our consolidated financial statements.

We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, wealth management, investment management and financial solutions to more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income and Institutional.

  . Protection. We offer customers term and universal life insurance and Medicare supplement insurance.

  . Retirement Income and Institutional. We offer customers a variety of wealth accumulation, income distribution and institutional products. Wealth accumulation and income distribution products principally include fixed and variable deferred and immediate individual annuities and group variable annuities offered through retirement plans. We discontinued offering variable life on and after May 1, 2008. Institutional products include funding agreements backing notes ("FABNs"), funding agreements and guaranteed investment contracts ("GICs").


We also have Corporate and Other activities, which include income and expenses not allocated to the segments.

We do business in the District of Columbia and all states, except New York.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

The Separate Account

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the " Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

If available, the initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM Variable Insurance Funds. This agreement may be terminated by the parties upon six months' advance written notice.

AllianceBernstein Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

American Century Variable Portfolios II, Inc. This agreement may be terminated by the parties upon six months' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BlackRock Variable Series Funds, Inc. This agreement may be terminated by the parties upon 60 days' advance written notice.

Columbia Funds Variable Insurance Trust I. This agreement may be terminated by the parties upon 60 days' advance written notice.

Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Evergreen Variable Annuity Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by the parties upon six months' advance written notice.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days' advance notice by either party.

Franklin Templeton Variable Insurance Products Trust. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.


Genworth Variable Insurance Trust. This agreement may be terminated at the option of any party upon 90 days' advance written notice.


Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

Legg Mason Partners Variable Equity Trust. The agreement may be terminated by the parties upon one-year advance written notice.

MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

The Prudential Series Fund. This agreement may be terminated by the parties upon 60 days' advance written notice.

Rydex Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

The Universal Institutional Funds, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice.

Van Kampen Life Investment Trust. This agreement may be terminated by the parties upon 180 days' advance written notice.



Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. --Money Market Fund at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the mortality and expense risk charge (deducted daily at an effective annual rate of 1.55% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments, Funds, Inc. -- Money Market Fund will be lower than the yield for GE Investments Funds, Inc. -- Money Market Fund.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

GE Investments Funds, Inc. -- Money Market Fund


Current Yield:    -0.68% as of December 31, 2008
Effective Yield:  -0.68% as of December 31, 2008


Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of four years or less will therefore reflect the deduction of a surrender charge.

   (3) Standardized total return considers the maximum charges for all available optional riders.

   (4) Standardized total return does not reflect the deduction of any premium taxes.

   (5) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1

       where:

TR   =   the average annual total return for the
         period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life and Annuity Insurance Company


We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.


We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions


In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:


   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

General Provisions

Other rules apply to Qualified Contracts.

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of Genworth Life and Annuity Insurance Company


Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.


Experts


The consolidated financial statements and financial statement schedules of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2008 and 2007, and for each of the years in the three-year period ended December 31, 2008, and the financial statements of the Separate Account as of December 31, 2008 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


Financial Statements

The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                  GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              FINANCIAL STATEMENTS

                          YEAR ENDED DECEMBER 31, 2008

      (WITH INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT THEREON)

                  GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                Table of Contents

                          Year ended December 31, 2008

                                                                            PAGE
                                                                           -----
Independent Registered Public Accounting Firm's Report                     F-1
Statements of Assets and Liabilities                                       F-3
Statements of Operations                                                   F-24
Statements of Changes in Net Assets                                        F-52
Notes to Financial Statements                                              F-105

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Contract Owners
Genworth Life & Annuity VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company:

     We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Capital Development Fund -- Series I shares, AIM V.I. Core Equity Fund -- Series I shares, AIM V.I. Global Real Estate Fund -- Series II shares, AIM V.I. Government Securities Fund -- Series I shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Large Cap Growth Fund -- Series I shares, AIM V.I. Technology Fund -- Series I shares, AIM V.I. Utilities Fund -- Series I shares; The Alger American Fund -- Alger American LargeCap Growth Portfolio -- Class O Shares, Alger American SmallCap Growth Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Technology Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund-- Class II; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III, BlackRock Global Allocation V.I. Fund -- Class III, BlackRock Large Cap Growth V.I. Fund -- Class III, BlackRock Value Opportunities V.I. Fund -- Class III; Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series -- Class B; Dreyfus -- The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares; Dreyfus Variable Investment Fund -- Money Market Portfolio; DWS Variable Series II -- DWS Dreman High Return Equity VIP -- Class B Shares, DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Technology VIP -- Class B Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager(SM) Portfolio -- Initial Class, VIP Asset Manager(SM) Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares, Templeton Global Income Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, International Equity Fund -- Class 1 Shares, Mid-Cap Equity Fund -- Class 1 Shares, Money Market Fund, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund, Genworth Columbia Mid Cap Value Fund, Genworth Davis NY Venture Fund, Genworth Eaton Vance Large Cap Value Fund, Genworth Legg Mason Partners Aggressive Growth Fund, Genworth PIMCO StockPLUS Fund, Genworth Putnam International Capital Opportunities Fund, Genworth Thornburg International Value Fund, Genworth Western Asset Management Core Plus Fixed Income Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; J.P. Morgan Series Trust II -- JPMorgan Bond Portfolio, JPMorgan International Equity Portfolio, JPMorgan Mid Cap Value Portfolio, JPMorgan Small Company Portfolio, JPMorgan U.S. Large Cap Core

Equity Portfolio; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Fundamental Equity Portfolio -- Institutional Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Large Cap Growth Portfolio -- Institutional Shares, Large Cap Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth Portfolio -- Institutional Shares, Worldwide Growth Portfolio -- Service Shares; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio -- Class 1, JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1, JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1, JPMorgan Insurance Trust Equity Index Portfolio -- Class 1, JPMorgan Insurance Trust Government Bond Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1; Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II, Legg Mason Partners Variable Capital and Income Portfolio -- Class I, Legg Mason Partners Variable Capital and Income Portfolio -- Class II, Legg Mason Partners Variable Fundamental Value Portfolio -- Class I, Legg Mason Partners Variable Investors Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Legg Mason Partners Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Old Mutual Insurance Series Fund -- Old Mutual Growth II Portfolio, Old Mutual Large Cap Growth Portfolio; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Oppenheimer MidCap Fund/VA, Oppenheimer MidCap Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- PIMCO All Asset Portfolio -- Advisor Class Shares, PIMCO Foreign Bond Portfolio (U.S. Dollar- Hedged) -- Administrative Class Shares, PIMCO High Yield Portfolio -- Administrative Class Shares, PIMCO Long-Term U.S. Government Portfolio -- Administrative Class Shares, PIMCO Low Duration Portfolio -- Administrative Class Shares, PIMCO Total Return Portfolio -- Administrative Class Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares, SP International Growth Portfolio -- Class II Shares, SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares; Rydex Variable Trust -- NASDAQ -- 100(R) Fund; The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares; Van Kampen Life Investment Trust -- Capital Growth Portfolio -- Class II Shares, Comstock Portfolio -- Class II Shares; XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares) as of December 31, 2008, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate Account 1 as of December 31, 2008, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Richmond, Virginia
April 3, 2009

                  GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Assets and Liabilities

                                December 31, 2008

                                                            AIM VARIABLE INSURANCE FUNDS
                                                       --------------------------------------
                                                                      AIM V.I.      AIM V.I.
                                                         AIM V.I.      CAPITAL      CAPITAL
                                                       BASIC VALUE  APPRECIATION  DEVELOPMENT
                                                         FUND --       FUND --      FUND --
                                        CONSOLIDATED    SERIES II     SERIES I      SERIES I
                                           TOTAL          SHARES       SHARES        SHARES
                                      -------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)   $ 8,076,277,126   10,639,535   11,734,701      16,950
Dividend receivable                         3,591,786           --           --          --
Receivable for units sold                   2,761,757        3,143           --          --
                                      -------------------------------------------------------
      Total assets                      8,082,630,669   10,642,678   11,734,701      16,950
                                      -------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        374,393          463          498          --
Payable for units withdrawn                 4,215,510           --       18,093          --
                                      -------------------------------------------------------
      Total liabilities                     4,589,903          463       18,591          --
                                      -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    7,885,139,674   10,642,215   11,716,110      16,950
Variable annuity contract owners in
   the annuitization period               169,984,562           --           --          --
Genworth Life and Annuity (note 4c)        22,916,530           --           --          --
                                      -------------------------------------------------------
Net assets                            $ 8,078,040,766   10,642,215   11,716,110      16,950
                                      =======================================================
Investments in securities at cost     $10,715,134,869   23,497,266   15,991,636      30,616
                                      =======================================================
Shares outstanding                                       2,614,136      694,772       2,137
                                                       ======================================

                                                  AIM VARIABLE INSURANCE FUNDS
                                      ---------------------------------------------------
                                                     AIM V.I.     AIM V.I.     AIM V.I.
                                        AIM V.I.      GLOBAL    GOVERNMENT  INTERNATIONAL
                                      CORE EQUITY  REAL ESTATE  SECURITIES      GROWTH
                                        FUND --      FUND --      FUND --      FUND --
                                        SERIES I    SERIES II    SERIES I     SERIES II
                                         SHARES       SHARES      SHARES       SHARES
                                      ---------------------------------------------------
ASSETS:
Investments at fair value (note 2b)    14,622,319    339,544      22,498      51,250,907
Dividend receivable                            --         --          --              --
Receivable for units sold                      --         --          --              --
                                      ---------------------------------------------------
      Total assets                     14,622,319    339,544      22,498      51,250,907
                                      ---------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        626         17          --           2,399
Payable for units withdrawn                 4,888        426          --         158,238
                                      ---------------------------------------------------
      Total liabilities                     5,514        443          --         160,637
                                      ---------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period   14,616,805    292,214      22,498      49,569,339
Variable annuity contract owners in
   the annuitization period                    --     46,887          --       1,520,931
Genworth Life and Annuity (note 4c)            --         --          --              --
                                      ---------------------------------------------------
Net assets                             14,616,805    339,101      22,498      51,090,270
                                      ===================================================
Investments in securities at cost      18,557,030    485,882      21,694      71,385,885
                                      ===================================================
Shares outstanding                        740,371     37,313       1,724       2,665,154
                                      ===================================================

                 See accompanying notes to financial statements

                                                AIM VARIABLE
                                         INSURANCE FUNDS (CONTINUED)      THE ALGER AMERICAN FUND
                                      --------------------------------  --------------------------
                                                                           ALGER         ALGER
                                       AIM V.I.                           AMERICAN      AMERICAN
                                      LARGE CAP   AIM V.I.    AIM V.I.    LARGECAP      SMALLCAP
                                       GROWTH    TECHNOLOGY  UTILITIES     GROWTH        GROWTH
                                       FUND --     FUND --    FUND --   PORTFOLIO --  PORTFOLIO --
                                       SERIES I   SERIES I    SERIES I     CLASS O       CLASS O
                                        SHARES     SHARES      SHARES      SHARES        SHARES
                                      ------------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)    $17,689      6,357      3,477     32,148,920    25,622,649
Dividend receivable                         --         --         --             --            --
Receivable for units sold                   --         --         --             --            --
                                      ------------------------------------------------------------
      Total assets                      17,689      6,357      3,477     32,148,920    25,622,649
                                      ------------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                       1         --         --          1,287         1,018
Payable for units withdrawn                  1          1          1         68,640         3,136
                                      ------------------------------------------------------------
      Total liabilities                      2          1          1         69,927         4,154
                                      ------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    17,687      6,356      3,476     32,045,658    25,575,498
Variable annuity contract owners in
   the annuitization period                 --         --         --         33,335        42,997
Genworth Life and Annuity (note 4c)         --         --         --             --            --
                                      ------------------------------------------------------------
Net assets                             $17,687      6,356      3,476     32,078,993    25,618,495
                                      ============================================================
Investments in securities at cost      $23,202      9,068      4,972     49,545,044    33,668,029
                                      ============================================================
Shares outstanding                       1,809        759        260      1,214,083     1,457,489
                                      ============================================================

                                       ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                                      -------------------------------------------------------
                                      ALLIANCEBERNSTEIN
                                           BALANCED      ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                                            WEALTH             GLOBAL           GROWTH AND
                                           STRATEGY          TECHNOLOGY           INCOME
                                         PORTFOLIO --       PORTFOLIO --       PORTFOLIO --
                                           CLASS B            CLASS B            CLASS B
                                      -------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)       16,161,432         3,175,901          70,987,668
Dividend receivable                               --                --                  --
Receivable for units sold                      5,940                --                  --
                                      -------------------------------------------------------
      Total assets                        16,167,372         3,175,901          70,987,668
                                      -------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                           764               131               2,996
Payable for units withdrawn                       --            77,647              40,299
                                      -------------------------------------------------------
      Total liabilities                          764            77,778              43,295
                                      -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period      14,745,053         3,098,123          70,784,261
Variable annuity contract owners in
   the annuitization period                1,421,555                --             160,112
Genworth Life and Annuity (note 4c)               --                --                  --
                                      -------------------------------------------------------
Net assets                                16,166,608         3,098,123          70,944,373
                                      =======================================================
Investments in securities at cost         20,935,061         4,706,375         115,381,764
                                      =======================================================
Shares outstanding                         1,883,617           297,648           5,473,220
                                      =======================================================

                 See accompanying notes to financial statements

                                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS
                                                   SERIES FUND, INC. (CONTINUED)
                                      -------------------------------------------------------
                                      ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                                        INTERNATIONAL        LARGE CAP          SMALL CAP
                                            VALUE              GROWTH             GROWTH
                                         PORTFOLIO --       PORTFOLIO --       PORTFOLIO --
                                           CLASS B            CLASS B            CLASS B
                                      -------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)      $ 68,478,246        14,864,314         4,606,524
Dividend receivable                                --                --                --
Receivable for units sold                          --               793                --
                                      -------------------------------------------------------
      Total assets                         68,478,246        14,865,107         4,606,524
                                      -------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                          3,270               642               188
Payable for units withdrawn                       752                --            15,872
                                      -------------------------------------------------------
      Total liabilities                         4,022               642            16,060
                                      -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period       66,444,265        14,864,465         4,590,464
Variable annuity contract owners in
   the annuitization period                 2,029,959                --                --
Genworth Life and Annuity (note 4c)                --                --                --
                                      -------------------------------------------------------
Net assets                               $ 68,474,224        14,864,465         4,590,464
                                      =======================================================
Investments in securities at cost        $118,025,326        19,325,073         6,687,067
                                      =======================================================
Shares outstanding                          6,265,164           824,421           557,691
                                      =======================================================

                                                                                        AMERICAN
                                                                                        CENTURY
                                                                                        VARIABLE
                                      AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.  PORTFOLIOS II, INC.
                                      ------------------------------------------  -------------------
                                          VP                                               VP
                                      INCOME &        VP          VP       VP           INFLATION
                                       GROWTH   INTERNATIONAL  ULTRA(R)   VALUE        PROTECTION
                                       FUND --     FUND --      FUND --  FUND --         FUND --
                                       CLASS I     CLASS I      CLASS I  CLASS I        CLASS II
                                      ---------------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)     88,466    1,909,167     43,316   175,926       85,014,315
Dividend receivable                         --           --         --        --               --
Receivable for units sold                   --           --         --        --               --
                                      ---------------------------------------------------------------
      Total assets                      88,466    1,909,167     43,316   175,926       85,014,315
                                      ---------------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                       5           95          2         7            5,322
Payable for units withdrawn                 --          855          1         1           57,047
                                      ---------------------------------------------------------------
      Total liabilities                      5          950          3         8           62,369
                                      ---------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    88,461    1,622,486     43,313   162,763       80,870,448
Variable annuity contract owners in
   the annuitization period                 --      285,731         --    13,155        4,081,498
Genworth Life and Annuity (note 4c)         --           --         --        --               --
                                      ---------------------------------------------------------------
Net assets                              88,461    1,908,217     43,313   175,918       84,951,946
                                      ===============================================================
Investments in securities at cost      138,212    2,710,104     68,149   271,055       83,062,567
                                      ===============================================================
Shares outstanding                      18,354      321,409      7,148    37,591        8,587,305
                                      ===============================================================

                 See accompanying notes to financial statements



                                              BLACKROCK VARIABLE SERIES FUNDS, INC.
                                      ------------------------------------------------------


                                       BLACKROCK     BLACKROCK
                                         BASIC         GLOBAL      BLACKROCK     BLACKROCK
                                         VALUE      ALLOCATION     LARGE CAP       VALUE
                                          V.I.          V.I.         GROWTH    OPPORTUNITIES
                                        FUND --       FUND --    V.I. FUND --  V.I. FUND --
                                       CLASS III     CLASS III     CLASS III     CLASS III
                                      ------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)   $ 8,857,056   344,049,750    2,392,262    4,357,703
Dividend receivable                            --            --           --           --
Receivable for units sold                   8,237            --           --           --
                                      ------------------------------------------------------
      Total assets                      8,865,293   344,049,750    2,392,262    4,357,703
                                      ------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        388        17,937           99          188
Payable for units withdrawn                    --        53,443        2,234       12,124
                                      ------------------------------------------------------
      Total liabilities                       388        71,380        2,333       12,312
                                      ------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    8,864,905   321,764,664    2,389,929    4,345,391
Variable annuity contract owners in
   the annuitization period                    --    22,213,706           --           --
Genworth Life and Annuity (note 4c)            --            --           --           --
                                      ------------------------------------------------------
Net assets                            $ 8,864,905   343,978,370    2,389,929    4,345,391
                                      ======================================================
Investments in securities at cost     $14,771,671   417,324,697    3,390,637    9,598,504
                                      ======================================================
Shares outstanding                      1,064,550    30,446,881      320,249      489,080
                                      ======================================================

                                                                                 DREYFUS
                                       COLUMBIA FUNDS VARIABLE                 INVESTMENT
                                          INSURANCE TRUST I        DREYFUS     PORTFOLIOS
                                      -------------------------  -----------  ------------
                                                    COLUMBIA     THE DREYFUS
                                       COLUMBIA     MARSICO        SOCIALLY
                                        MARSICO   INTERNATIONAL  RESPONSIBLE
                                        GROWTH    OPPORTUNITIES     GROWTH       MIDCAP
                                         FUND,        FUND,          FUND,        STOCK
                                       VARIABLE     VARIABLE       INC. --    PORTFOLIO --
                                       SERIES --     SERIES --     INITIAL       INITIAL
                                        CLASS A     CLASS B         SHARES       SHARES
                                      ----------------------------------------------------
ASSETS:
Investments at fair value (note 2b)   32,355,381    64,749,273    3,015,511      86,451
Dividend receivable                           --            --           --          --
Receivable for units sold                     --            --           --          --
                                      ----------------------------------------------------
      Total assets                    32,355,381    64,749,273    3,015,511      86,451
                                      ----------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                     1,390         2,964          125           4
Payable for units withdrawn               50,894       100,360           --          --
                                      ----------------------------------------------------
      Total liabilities                   52,284       103,324          125           4
                                      ----------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period  32,303,097    63,620,878    3,015,386      86,447
Variable annuity contract owners in
   the annuitization period                   --     1,025,071           --          --
Genworth Life and Annuity (note 4c)           --            --           --          --
                                      ----------------------------------------------------
Net assets                            32,303,097    64,645,949    3,015,386      86,447
                                      ====================================================
Investments in securities at cost     42,800,007   112,033,824    4,351,987     171,766
                                      ====================================================
Shares outstanding                     2,405,605     6,196,103      151,838      11,013
                                      ====================================================

                 See accompanying notes to financial statements

                                        DREYFUS                                                           EVERGREEN
                                       VARIABLE                                                            VARIABLE     FEDERATED
                                      INVESTMENT                                  EATON VANCE VARIABLE     ANNUITY      INSURANCE
                                         FUND        DWS VARIABLE SERIES II               TRUST             TRUST        SERIES
                                      ----------  ----------------------------  ------------------------  ---------  --------------
                                                             DWS
                                                    DWS    DREMAN
                                                   DREMAN   SMALL
                                                    HIGH     MID
                                                   RETURN    CAP        DWS                        VT                   FEDERATED
                                                   EQUITY   VALUE   TECHNOLOGY        VT       WORLDWIDE  EVERGREEN     AMERICAN
                                         MONEY     VIP --  VIP --     VIP --    FLOATING-RATE    HEALTH   VA OMEGA       LEADERS
                                        MARKET    CLASS B  CLASS B    CLASS B       INCOME      SCIENCES   FUND --     FUND II --
                                       PORTFOLIO   SHARES  SHARES     SHARES         FUND         FUND     CLASS 2   PRIMARY SHARES
                                      ---------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)    $797,389    66,777   58,506     6,749      39,596,200   9,183,240  1,252,474    15,009,029
Dividend receivable                         855        --       --        --         255,233          --         --            --
Receivable for units sold                    --        --       --        --              --          --         --            --
                                      ---------------------------------------------------------------------------------------------
      Total assets                      798,244    66,777   58,506     6,749      39,851,433   9,183,240  1,252,474    15,009,029
                                      ---------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                       36         3        2         1           1,983         377         50           590
Payable for units withdrawn                   1        --       --         1          45,350       1,097      2,619         7,331
                                      ---------------------------------------------------------------------------------------------
      Total liabilities                      37         3        2         2          47,333       1,474      2,669         7,921
                                      ---------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    798,207    66,774   58,504     6,747      38,802,929   9,180,207  1,249,805    15,001,108
Variable annuity contract owners in
   the annuitization period                  --        --       --        --       1,001,171       1,559         --            --
Genworth Life and Annuity (note 4c)          --        --       --        --              --          --         --            --
                                      ---------------------------------------------------------------------------------------------
Net assets                             $798,207    66,774   58,504     6,747      39,804,100   9,181,766  1,249,805    15,001,108
                                      =============================================================================================
Investments in securities at cost      $797,302   132,742  112,214    10,496      53,942,253   9,909,003  1,331,883    29,747,304
                                      =============================================================================================
Shares outstanding                      797,389    10,736    7,387     1,197       6,017,660     891,577     87,893     1,843,861
                                      =============================================================================================

                 See accompanying notes to financial statements

                                           FEDERATED INSURANCE SERIES (CONTINUED)
                                      -----------------------------------------------
                                                    FEDERATED   FEDERATED
                                                      HIGH        HIGH
                                                     INCOME      INCOME     FEDERATED
                                       FEDERATED      BOND        BOND      KAUFMANN
                                        CAPITAL    FUND II --  FUND II --  FUND II --
                                         INCOME      PRIMARY     SERVICE     SERVICE
                                        FUND II      SHARES      SHARES      SHARES
                                      -----------------------------------------------
ASSETS:
Investments at fair value (note 2b)   $ 9,074,793  17,434,415  21,893,868  45,923,046
Dividend receivable                            --          --          --          --
Receivable for units sold                      --       9,449          --          --
                                      -----------------------------------------------
      Total assets                      9,074,793  17,443,864  21,893,868  45,923,046
                                      -----------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        349         718         936       2,042
Payable for units withdrawn                24,525          --      12,349      76,381
                                      -----------------------------------------------
      Total liabilities                    24,874         718      13,285      78,423
                                      -----------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    9,047,906  17,443,146  21,880,583  44,823,209
Variable annuity contract owners in
   the annuitization period                 2,013          --          --   1,021,414
Genworth Life and Annuity (note 4c)            --          --          --          --
                                      -----------------------------------------------
Net assets                            $ 9,049,919  17,443,146  21,880,583  45,844,623
                                      ===============================================
Investments in securities at cost     $11,745,441  24,623,880  31,006,988  57,913,713
                                      ===============================================
Shares outstanding                      1,251,696   3,466,087   4,370,034   4,739,220
                                      ===============================================

                                            FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                                      --------------------------------------------------------


                                                       VIP ASSET        VIP
                                        VIP ASSET      MANAGER(SM)    BALANCED          VIP
                                       MANAGER(SM)    PORTFOLIO --  PORTFOLIO --  CONTRAFUND(R)
                                       PORTFOLIO --     SERVICE       SERVICE     PORTFOLIO --
                                      INITIAL CLASS     CLASS 2       CLASS 2     INITIAL CLASS
                                      ---------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)     68,045,612    16,287,451    44,760,601     138,937,830
Dividend receivable                             --            --            --              --
Receivable for units sold                       --            --        37,045              --
                                      ---------------------------------------------------------
      Total assets                      68,045,612    16,287,451    44,797,646     138,937,830
                                      ---------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                       2,317           828         2,432           5,404
Payable for units withdrawn                 42,294           562            --         141,495
                                      ---------------------------------------------------------
      Total liabilities                     44,611         1,390         2,432         146,899
                                      ---------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    67,958,437    16,270,530    41,811,156     138,706,232
Variable annuity contract owners in
   the annuitization period                 42,564        15,531     2,984,058          84,699
Genworth Life and Annuity (note 4c)             --            --            --              --
                                      ---------------------------------------------------------
Net assets                              68,001,001    16,286,061    44,795,214     138,790,931
                                      =========================================================
Investments in securities at cost       96,656,634    23,007,533    63,246,499     229,423,740
                                      =========================================================
Shares outstanding                       6,599,962     1,604,675     4,590,831       9,027,799
                                      =========================================================

                 See accompanying notes to financial statements

                                       FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                      ---------------------------------------------------------
                                                          VIP
                                                        DYNAMIC
                                           VIP          CAPITAL                        VIP
                                      CONTRAFUND(R)  APPRECIATION       VIP       EQUITY-INCOME
                                       PORTFOLIO --  PORTFOLIO --  EQUITY-INCOME   PORTFOLIO --
                                         SERVICE        SERVICE     PORTFOLIO --     SERVICE
                                         CLASS 2        CLASS 2    INITIAL CLASS     CLASS 2
                                      ---------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)    $116,774,745    2,370,965    115,327,132     66,664,451
Dividend receivable                              --           --             --             --
Receivable for units sold                    15,946           --             --             --
                                      ---------------------------------------------------------
      Total assets                      116,790,691    2,370,965    115,327,132     66,664,451
                                      ---------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        4,913           99          4,339          2,840
Payable for units withdrawn                      --        6,801         54,368         49,548
                                      ---------------------------------------------------------
      Total liabilities                       4,913        6,900         58,707         52,388
                                      ---------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    116,645,974    2,364,065    115,173,118     66,519,870
Variable annuity contract owners in
   the annuitization period                 139,804           --         95,307         92,193
Genworth Life and Annuity (note 4c)              --           --             --             --
                                      ---------------------------------------------------------
Net assets                             $116,785,778    2,364,065    115,268,425     66,612,063
                                      =========================================================
Investments in securities at cost      $202,300,388    3,731,073    195,700,686    113,370,298
                                      =========================================================
Shares outstanding                        7,712,995      455,955      8,750,162      5,128,035
                                      =========================================================

                                       FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                      ---------------------------------------------------------
                                                          VIP
                                           VIP         GROWTH &         VIP
                                         GROWTH &       INCOME         GROWTH          VIP
                                          INCOME     PORTFOLIO --  OPPORTUNITIES      GROWTH
                                       PORTFOLIO --     SERVICE     PORTFOLIO --   PORTFOLIO --
                                      INITIAL CLASS     CLASS 2    INITIAL CLASS  INITIAL CLASS
                                      ---------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)     26,134,387    14,963,754      7,395,270     63,358,357
Dividend receivable                             --            --             --             --
Receivable for units sold                       --           874             --             --
                                      ---------------------------------------------------------
      Total assets                      26,134,387    14,964,628      7,395,270     63,358,357
                                      ---------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                       1,038           629            297          2,371
Payable for units withdrawn                  5,370            --             18         24,333
                                      ---------------------------------------------------------
      Total liabilities                      6,408           629            315         26,704
                                      ---------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    26,124,685    14,963,999      7,380,088     63,313,632
Variable annuity contract owners in
   the annuitization period                  3,294            --         14,867         18,021
Genworth Life and Annuity (note 4c)             --            --             --             --
                                      ---------------------------------------------------------
Net assets                              26,127,979    14,963,999      7,394,955     63,331,653
                                      =========================================================
Investments in securities at cost       40,761,812    22,905,031     12,673,782     94,202,239
                                      =========================================================
Shares outstanding                       2,973,195     1,729,914        740,267      2,692,663
                                      =========================================================

                 See accompanying notes to financial statements


                                                      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                      --------------------------------------------------------------------------------------
                                                         VIP
                                                      INVESTMENT                                                    VIP
                                           VIP          GRADE                          VIP                         VALUE
                                         GROWTH          BOND            VIP         MID CAP         VIP         STRATEGIES
                                      PORTFOLIO --   PORTFOLIO --      MID CAP    PORTFOLIO --     OVERSEAS     PORTFOLIO --
                                         SERVICE       SERVICE      PORTFOLIO --     SERVICE     PORTFOLIO --     SERVICE
                                         CLASS 2       CLASS 2     INITIAL CLASS     CLASS 2    INITIAL CLASS     CLASS 2
                                      --------------------------------------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)    $22,620,201    6,326,091        22,373      108,296,041    32,760,296     2,236,760
Dividend receivable                             --           --            --               --            --            --
Receivable for units sold                       --           --            --          264,992            --         2,375
                                      --------------------------------------------------------------------------------------
      Total assets                      22,620,201    6,326,091        22,373      108,561,033    32,760,296     2,239,135
                                      --------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                         941          283            --            4,495         1,202            92
Payable for units withdrawn                 13,035       16,362            --               --        47,074            --
                                      --------------------------------------------------------------------------------------
      Total liabilities                     13,976       16,645            --            4,495        48,276            92
                                      --------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    22,606,225    6,308,638        22,373      108,552,126    32,658,493     2,239,043
Variable annuity contract owners in
   the annuitization period                     --          808            --            4,412        53,527            --
Genworth Life and Annuity (note 4c)             --           --            --               --            --            --
                                      --------------------------------------------------------------------------------------
Net assets                             $22,606,225    6,309,446        22,373      108,556,538    32,712,020     2,239,043
                                      ======================================================================================
Investments in securities at cost      $33,483,349    6,497,532        31,979      168,261,274    48,047,879     4,495,255
                                      ======================================================================================
Shares outstanding                         970,408      544,414         1,214        5,976,603     2,691,890       450,960
                                      ======================================================================================

                                        FRANKLIN TEMPLETON VARIABLE
                                         INSURANCE PRODUCTS TRUST
                                      ------------------------------
                                                         FRANKLIN
                                         FRANKLIN        LARGE CAP
                                          INCOME          GROWTH
                                        SECURITIES      SECURITIES
                                          FUND --         FUND --
                                      CLASS 2 SHARES  CLASS 2 SHARES
                                      ------------------------------
ASSETS:
Investments at fair value (note 2b)     613,705,424       420,926
Dividend receivable                              --            --
Receivable for units sold                   138,674            --
                                      ------------------------------
      Total assets                      613,844,098       420,926
                                      ------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                       33,194            18
Payable for units withdrawn                      --             1
                                      ------------------------------
      Total liabilities                      33,194            19
                                      ------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    588,057,428       361,647
Variable annuity contract owners in
   the annuitization period              25,753,476        59,260
Genworth Life and Annuity (note 4c)              --            --
                                      ------------------------------
Net assets                              613,810,904       420,907
                                      ==============================
Investments in securities at cost       858,700,861       618,741
                                      ==============================
Shares outstanding                       54,118,644        40,088
                                      ==============================

                 See accompanying notes to financial statements

                                      FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                                      ----------------------------------------------------------------
                                          FRANKLIN
                                          TEMPLETON
                                             VIP
                                          FOUNDING         MUTUAL         TEMPLETON       TEMPLETON
                                            FUNDS          SHARES          FOREIGN         FOREIGN
                                         ALLOCATION      SECURITIES      SECURITIES      SECURITIES
                                           FUND --         FUND --         FUND --         FUND --
                                       CLASS 2 SHARES  CLASS 2 SHARES  CLASS 1 SHARES  CLASS 2 SHARES
                                      ---------------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)     $119,460,391     62,796,753       9,328,755       2,070,025
Dividend receivable                               --             --              --              --
Receivable for units sold                    107,519             --              --              --
                                      ---------------------------------------------------------------
      Total assets                       119,567,910     62,796,753       9,328,755       2,070,025
                                      ---------------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                         6,092          2,991             380             102
Payable for units withdrawn                       --         40,082          30,753             746
                                      ---------------------------------------------------------------
      Total liabilities                        6,092         43,073          31,133             848
                                      ---------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period     110,709,062     60,232,226       9,286,477       1,777,190
Variable annuity contract owners in
   the annuitization period                8,852,756      2,521,454          11,145         291,987
Genworth Life and Annuity (note 4c)               --             --              --              --
                                      ---------------------------------------------------------------
Net assets                              $119,561,818     62,753,680       9,297,622       2,069,177
                                      ===============================================================
Investments in securities at cost       $173,439,272     72,350,142      13,829,231       2,960,089
                                      ===============================================================
Shares outstanding                        21,294,187      5,330,794         851,941         192,381
                                      ===============================================================

                                                FRANKLIN TEMPLETON VARIABLE           GE INVESTMENTS
                                           INSURANCE PRODUCTS TRUST (CONTINUED)         FUNDS, INC.
                                      ----------------------------------------------  --------------
                                         TEMPLETON       TEMPLETON
                                          GLOBAL          GLOBAL         TEMPLETON
                                           ASSET          INCOME          GROWTH        CORE VALUE
                                        ALLOCATION      SECURITIES      SECURITIES        EQUITY
                                          FUND --         FUND --         FUND --         FUND --
                                      CLASS 2 SHARES  CLASS 1 SHARES  CLASS 2 SHARES  CLASS 1 SHARES
                                      --------------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)      121,037         8,287,724      11,612,455      18,366,244
Dividend receivable                           --                --              --              --
Receivable for units sold                     --                --             276              --
                                      --------------------------------------------------------------
      Total assets                       121,037         8,287,724      11,612,731      18,366,244
                                      --------------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                         5               311             489             764
Payable for units withdrawn                   --             2,196              --           5,410
                                      --------------------------------------------------------------
      Total liabilities                        5             2,507             489           6,174
                                      --------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period     121,032         8,285,217      11,480,660      18,360,070
Variable annuity contract owners in
   the annuitization period                   --                --         131,582              --
Genworth Life and Annuity (note 4c)           --                --              --              --
                                      --------------------------------------------------------------
Net assets                               121,032         8,285,217      11,612,242      18,360,070
                                      ==============================================================
Investments in securities at cost        232,757         7,639,529      19,295,215      26,137,306
                                      ==============================================================
Shares outstanding                        14,290           475,759       1,416,153       2,834,297
                                      ==============================================================

                 See accompanying notes to financial statements

                                                 GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                      -----------------------------------------------------------

                                                       INTERNATIONAL      MID-CAP
                                          INCOME          EQUITY          EQUITY         MONEY
                                          FUND --          FUND --          FUND --      MARKET
                                      CLASS 1 SHARES  CLASS 1 SHARES  CLASS 1 SHARES      FUND
                                      -----------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)     $62,809,958      16,171,219      74,147,090   490,243,722
Dividend receivable                              --              --              --       449,882
Receivable for units sold                        --          14,031              --       764,124
                                      -----------------------------------------------------------
      Total assets                       62,809,958      16,185,250      74,147,090   491,457,728
                                      -----------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        2,514             666           3,070        20,723
Payable for units withdrawn                  62,564              --          54,011            --
                                      -----------------------------------------------------------
      Total liabilities                      65,078             666          57,081        20,723
                                      -----------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period     62,744,880      16,184,584      74,061,072   491,377,963
Variable annuity contract owners in
   the annuitization period                      --              --          28,937        59,042
Genworth Life and Annuity (note 4c)              --              --              --            --
                                      -----------------------------------------------------------
Net assets                              $62,744,880      16,184,584      74,090,009   491,437,005
                                      ===========================================================
Investments in securities at cost       $73,366,439      40,708,264     119,454,143   490,243,725
                                      ===========================================================
Shares outstanding                        6,115,867      41,464,663       7,061,628   490,243,722
                                      ===========================================================

                                                 GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                      -----------------------------------------------------------
                                          PREMIER
                                          GROWTH        REAL ESTATE                  SMALL-CAP
                                          EQUITY        SECURITIES     S&P 500(R)       EQUITY
                                          FUND --         FUND --        INDEX        FUND --
                                      CLASS 1 SHARES  CLASS 1 SHARES      FUND     CLASS 1 SHARES
                                      -----------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)      38,742,319      52,721,340   178,647,242     45,575,013
Dividend receivable                              --              --            --             --
Receivable for units sold                        --              --        90,918             --
                                      -----------------------------------------------------------
      Total assets                       38,742,319      52,721,340   178,738,160     45,575,013
                                      -----------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        1,574           2,134         7,123          1,868
Payable for units withdrawn                  23,003           7,191            --         48,537
                                      -----------------------------------------------------------
      Total liabilities                      24,577           9,325         7,123         50,405
                                      -----------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period     38,658,667      52,170,914   178,715,471     45,524,608
Variable annuity contract owners in
   the annuitization period                  59,075         541,101        15,566             --
Genworth Life and Annuity (note 4c)              --              --            --             --
                                      -----------------------------------------------------------
Net assets                               38,717,742      52,712,015   178,731,037     45,524,608
                                      ===========================================================
Investments in securities at cost        57,240,441      99,805,698   242,650,340     77,364,173
                                      ===========================================================
Shares outstanding                          833,347       8,161,198    11,165,453      6,092,916
                                      ===========================================================


                 See accompanying notes to financial statements

                                          GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                      ----------------------------------------------



                                       TOTAL RETURN    TOTAL RETURN     U.S. EQUITY
                                          FUND --         FUND --         FUND --
                                      CLASS 1 SHARES  CLASS 3 SHARES  CLASS 1 SHARES
                                      ----------------------------------------------
ASSETS:
Investments at fair value (note 2b)   $  963,972,453     962,083,572    33,579,852
Dividend receivable                               --              --            --
Receivable for units sold                         --         179,567            --
                                      ----------------------------------------------
      Total assets                       963,972,453     962,263,139    33,579,852
                                      ----------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        45,218          52,198         1,357
Payable for units withdrawn                  636,974              --         9,262
                                      ----------------------------------------------
      Total liabilities                      682,192          52,198        10,619
                                      ----------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period     962,640,288     915,296,623    33,565,946
Variable annuity contract owners in
   the annuitization period                  649,973      46,914,318         3,287
Genworth Life and Annuity (note 4c)               --              --            --
                                      ----------------------------------------------
Net assets                            $  963,290,261     962,210,941    33,569,233
                                      ==============================================
Investments in securities at cost     $1,243,942,781   1,301,849,600    49,004,061
                                      ==============================================
Shares outstanding                        75,605,683      75,576,086     1,496,428
                                      ==============================================

                                                  GENWORTH VARIABLE INSURANCE TRUST
                                      ---------------------------------------------------------
                                                                                      GENWORTH
                                                  GENWORTH                GENWORTH   LEGG MASON
                                       GENWORTH   COLUMBIA    GENWORTH  EATON VANCE   PARTNERS
                                        CALAMOS    MID CAP    DAVIS NY   LARGE CAP   AGGRESSIVE
                                        GROWTH      VALUE     VENTURE      VALUE       GROWTH
                                         FUND       FUND        FUND        FUND        FUND
                                      ---------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)   3,573,425  20,315,153  3,141,704   50,035,875  59,693,522
Dividend receivable                          --          --         --           --          --
Receivable for units sold                    --          --         --           --          --
                                      ---------------------------------------------------------
      Total assets                    3,573,425  20,315,153  3,141,704   50,035,875  59,693,522
                                      ---------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                       14         898         40        2,364       2,838
Payable for units withdrawn                  --      21,611          1       45,987      63,609
                                      ---------------------------------------------------------
      Total liabilities                      14      22,509         41       48,351      66,447
                                      ---------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    334,611  17,242,318    986,208   45,163,039  54,329,762
Variable annuity contract owners in
   the annuitization period                  --   1,019,397         --    2,509,855   3,058,349
Genworth Life and Annuity (note 4c)   3,238,800   2,030,929  2,155,455    2,314,630   2,238,964
                                      ---------------------------------------------------------
Net assets                            3,573,411  20,292,644  3,141,663   49,987,524  59,627,075
                                      =========================================================
Investments in securities at cost     5,335,201  21,455,761  4,016,898   48,842,947  56,626,912
                                      =========================================================
Shares outstanding                      551,659   3,016,982    438,394    6,513,900   8,002,671
                                      =========================================================

                 See accompanying notes to financial statements


                                            GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                                      --------------------------------------------------------
                                                      GENWORTH                      GENWORTH
                                                       PUTNAM        GENWORTH    WESTERN ASSET
                                        GENWORTH   INTERNATIONAL    THORNBURG      MANAGEMENT
                                         PIMCO        CAPITAL     INTERNATIONAL    CORE PLUS
                                       STOCKPLUS   OPPORTUNITIES      VALUE       FIXED INCOME
                                          FUND          FUND           FUND           FUND
                                      --------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)   $80,453,153    23,901,445     21,896,039     47,212,249
Dividend receivable                            --            --             --             --
Receivable for units sold                      --            --             --             --
                                      --------------------------------------------------------
      Total assets                     80,453,153    23,901,445     21,896,039     47,212,249
                                      --------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                      3,783         1,016            912          2,361
Payable for units withdrawn                74,285        24,590         20,241         38,544
                                      --------------------------------------------------------
      Total liabilities                    78,068        25,606         21,153         40,905
                                      --------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period   72,627,081    19,492,011     17,115,178     44,598,487
Variable annuity contract owners in
   the annuitization period             4,023,107     1,032,628      1,005,511      2,465,399
Genworth Life and Annuity (note 4c)     3,724,897     3,351,200      3,754,197        107,458
                                      --------------------------------------------------------
Net assets                            $80,375,085    23,875,839     21,874,886     47,171,344
                                      ========================================================
Investments in securities at cost     $85,549,222    23,951,557     21,963,221     44,793,120
                                      ========================================================
Shares outstanding                     11,736,933     3,566,102      2,926,261      4,423,066
                                      ========================================================

                                       GOLDMAN SACHS VARIABLE
                                          INSURANCE TRUST      J.P. MORGAN SERIES TRUST II
                                      -----------------------  ---------------------------

                                        GOLDMAN     GOLDMAN
                                         SACHS       SACHS                     JPMORGAN
                                      GROWTH AND    MID CAP     JPMORGAN    INTERNATIONAL
                                        INCOME       VALUE         BOND         EQUITY
                                         FUND         FUND      PORTFOLIO     PORTFOLIO
                                      ----------------------------------------------------
ASSETS:
Investments at fair value (note 2b)   14,273,740   65,454,380    279,190         91,433
Dividend receivable                           --           --         --             --
Receivable for units sold                     --        4,960         --             --
                                      ----------------------------------------------------
      Total assets                    14,273,740   65,459,340    279,190         91,433
                                      ----------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                       601        2,625         12              6
Payable for units withdrawn                8,819           --        599             --
                                      ----------------------------------------------------
      Total liabilities                    9,420        2,625        611              6
                                      ----------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period  14,264,320   65,419,484    278,579         91,427
Variable annuity contract owners in
   the annuitization period                   --       37,231         --             --
Genworth Life and Annuity (note 4c)           --           --         --             --
                                      ----------------------------------------------------
Net assets                            14,264,320   65,456,715    278,579         91,427
                                      ====================================================
Investments in securities at cost     21,132,822  107,412,354    367,452        138,163
                                      ====================================================
Shares outstanding                     1,790,933    7,558,243     32,464         11,530
                                      ====================================================

                 See accompanying notes to financial statements

                                      J.P. MORGAN SERIES TRUST II (CONTINUED)
                                      ---------------------------------------

                                        JPMORGAN    JPMORGAN  JPMORGAN U.S.
                                         MID CAP      SMALL     LARGE CAP
                                          VALUE     COMPANY    CORE EQUITY
                                        PORTFOLIO  PORTFOLIO    PORTFOLIO
                                        -----------------------------------
ASSETS:
Investments at fair value (note 2b)      $129,120    16,250       6,629
Dividend receivable                            --        --          --
Receivable for units sold                      --        --          --
                                        -----------------------------------
      Total assets                        129,120    16,250       6,629
                                        -----------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                          5         1          --
Payable for units withdrawn                    --         1          --
                                        -----------------------------------
      Total liabilities                         5         2          --
                                        -----------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period      129,115    16,248       6,629
Variable annuity contract owners in
   the annuitization period                    --        --          --
Genworth Life and Annuity (note 4c)            --        --          --
                                        -----------------------------------
Net assets                               $129,115    16,248       6,629
                                        ===================================
Investments in securities at cost        $193,855    27,972       9,754
                                        ===================================
Shares outstanding                          6,825     1,651         644
                                        ===================================

                                                                JANUS ASPEN SERIES
                                      -----------------------------------------------------------------------
                                                                     FLEXIBLE
                                        BALANCED       BALANCED        BOND           FORTY         FORTY
                                       PORTFOLIO --  PORTFOLIO --   PORTFOLIO --   PORTFOLIO --  PORTFOLIO --
                                      INSTITUTIONAL    SERVICE     INSTITUTIONAL  INSTITUTIONAL    SERVICE
                                         SHARES         SHARES        SHARES         SHARES         SHARES
                                      -----------------------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)    122,898,999    129,970,489    21,188,558     49,421,140     77,114,016
Dividend receivable                             --             --            --             --             --
Receivable for units sold                       --             --            --             --             --
                                      -----------------------------------------------------------------------
      Total assets                     122,898,999    129,970,489    21,188,558     49,421,140     77,114,016
                                      -----------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                       4,812          6,210           838          2,005          3,648
Payable for units withdrawn                 99,786         41,745       141,145         10,959         42,848
                                      -----------------------------------------------------------------------
      Total liabilities                    104,598         47,955       141,983         12,964         46,496
                                      -----------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period   122,736,228    126,051,116    21,046,575     49,255,722     74,042,840
Variable annuity contract owners in
   the annuitization period                 58,173      3,871,418            --        152,454      3,024,680
Genworth Life and Annuity (note 4c)             --             --            --             --             --
                                      -----------------------------------------------------------------------
Net assets                             122,794,401    129,922,534    21,046,575     49,408,176     77,067,520
                                      =======================================================================
Investments in securities at cost      131,191,647    144,254,877    21,612,296     60,393,186    105,465,110
                                      =======================================================================
Shares outstanding                       5,366,769      5,472,442     1,823,456      2,151,552      3,394,103
                                      =======================================================================

                 See accompanying notes to financial statements

                                                    JANUS ASPEN SERIES (CONTINUED)
                                      --------------------------------------------------------
                                       FUNDAMENTAL   GLOBAL LIFE     GLOBAL      INTERNATIONAL
                                         EQUITY       SCIENCES     TECHNOLOGY       GROWTH
                                       PORTFOLIO --  PORTFOLIO --  PORTFOLIO --   PORTFOLIO --
                                      INSTITUTIONAL   SERVICE       SERVICE      INSTITUTIONAL
                                         SHARES        SHARES        SHARES          SHARES
                                      --------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)      $12,989       5,865,396     4,662,265     60,080,320
Dividend receivable                           --              --            --             --
Receivable for units sold                     --              --            --        615,442
                                      --------------------------------------------------------
      Total assets                        12,989       5,865,396     4,662,265     60,695,762
                                      --------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        --             241           183          2,357
Payable for units withdrawn                   --           4,459        13,730             --
                                      --------------------------------------------------------
      Total liabilities                       --           4,700        13,913          2,357
                                      --------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period      12,989       5,860,696     4,647,433     60,642,670
Variable annuity contract owners in
   the annuitization period                   --              --           919         50,735
Genworth Life and Annuity (note 4c)           --              --            --             --
                                      --------------------------------------------------------
Net assets                               $12,989       5,860,696     4,648,352     60,693,405
                                      ========================================================
Investments in securities at cost        $24,268       6,652,305     6,712,312     91,396,994
                                      ========================================================
Shares outstanding                         1,261         722,339     1,607,677      2,273,187
                                      ========================================================

                                                    JANUS ASPEN SERIES (CONTINUED)
                                      ---------------------------------------------------------
                                      INTERNATIONAL    LARGE CAP     LARGE CAP       MID CAP
                                         GROWTH         GROWTH        GROWTH         GROWTH
                                       PORTFOLIO --   PORTFOLIO --  PORTFOLIO --   PORTFOLIO --
                                        SERVICE      INSTITUTIONAL    SERVICE     INSTITUTIONAL
                                         SHARES         SHARES         SHARES        SHARES
                                      ---------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)     11,962,130     57,135,658     5,486,813     45,397,137
Dividend receivable                             --             --            --             --
Receivable for units sold                       --             --            --             --
                                      ---------------------------------------------------------
      Total assets                      11,962,130     57,135,658     5,486,813     45,397,137
                                      ---------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                         503          2,246           237          1,740
Payable for units withdrawn                  4,039         44,564           543          6,662
                                      ---------------------------------------------------------
      Total liabilities                      4,542         46,810           780          8,402
                                      ---------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    11,957,588     57,071,068     5,486,033     45,352,531
Variable annuity contract owners in
   the annuitization period                     --         17,780            --         36,204
Genworth Life and Annuity (note 4c)             --             --            --             --
                                      ---------------------------------------------------------
Net assets                              11,957,588     57,088,848     5,486,033     45,388,735
                                      =========================================================
Investments in securities at cost       13,023,763     78,510,906     7,097,171     65,945,158
                                      =========================================================
Shares outstanding                         459,905      3,616,181       352,170      2,135,331
                                      =========================================================

                 See accompanying notes to financial statements

                                            JANUS ASPEN SERIES (CONTINUED)
                                      -----------------------------------------



                                        MID CAP       WORLDWIDE      WORLDWIDE
                                         GROWTH        GROWTH         GROWTH
                                      PORTFOLIO --   PORTFOLIO --  PORTFOLIO --
                                        SERVICE     INSTITUTIONAL    SERVICE
                                         SHARES        SHARES         SHARES
                                      -----------------------------------------
ASSETS:
Investments at fair value (note 2b)    $5,484,504     60,441,998     6,582,934
Dividend receivable                            --             --            --
Receivable for units sold                      --             --           687
                                      -----------------------------------------
      Total assets                      5,484,504     60,441,998     6,583,621
                                      -----------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        246          2,342           268
Payable for units withdrawn                   443         26,589            --
                                      -----------------------------------------
      Total liabilities                       689         28,931           268
                                      -----------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    5,483,815     60,374,231     6,583,353
Variable annuity contract owners in
   the annuitization period                    --         38,836            --
Genworth Life and Annuity (note 4c)            --             --            --
                                      -----------------------------------------
Net assets                             $5,483,815     60,413,067     6,583,353
                                      =========================================
Investments in securities at cost      $7,276,951     95,251,068     9,675,769
                                      =========================================
Shares outstanding                        264,952      3,136,585       344,656
                                      =========================================

                                                            JPMORGAN INSURANCE TRUST
                                      ---------------------------------------------------------------------
                                                                                  JPMORGAN
                                                                    JPMORGAN     INSURANCE
                                        JPMORGAN      JPMORGAN     INSURANCE        TRUST       JPMORGAN
                                       INSURANCE     INSURANCE       TRUST       DIVERSIFIED    INSURANCE
                                         TRUST         TRUST       DIVERSIFIED     MID CAP        TRUST
                                        BALANCED      CORE BOND      EQUITY         GROWTH    EQUITY INDEX
                                      PORTFOLIO --  PORTFOLIO --  PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                                        CLASS 1        CLASS 1       CLASS 1       CLASS 1       CLASS 1
                                      --------------------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)      55,079       1,757,315      757,836       304,567       607,629
Dividend receivable                          --              --           --            --            --
Receivable for units sold                    --             350           --            --            --
                                      --------------------------------------------------------------------
      Total assets                       55,079       1,757,665      757,836       304,567       607,629
                                      --------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        2              82           39            16            31
Payable for units withdrawn                  --              --          412           251           250
                                      --------------------------------------------------------------------
      Total liabilities                       2              82          451           267           281
                                      --------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period     55,077       1,579,290      645,744       262,789       516,657
Variable annuity contract owners in
   the annuitization period                  --         178,293      111,641        41,511        90,691
Genworth Life and Annuity (note 4c)          --              --           --            --            --
                                      --------------------------------------------------------------------
Net assets                               55,077       1,757,583      757,385       304,300       607,348
                                      ====================================================================
Investments in securities at cost        67,004       1,781,292      936,248       298,683       735,362
                                      ====================================================================
Shares outstanding                        5,353         160,632       70,562        32,366        76,624
                                      ====================================================================

                 See accompanying notes to financial statements

                                        JPMORGAN INSURANCE TRUST (CONTINUED)
                                      ----------------------------------------
                                        JPMORGAN      JPMORGAN      JPMORGAN
                                        INSURANCE     INSURANCE     INSURANCE
                                          TRUST         TRUST         TRUST
                                       GOVERNMENT     INTREPID      INTREPID
                                          BOND         GROWTH        MID CAP
                                      PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                                         CLASS 1       CLASS 1       CLASS 1
                                      ----------------------------------------
ASSETS:
Investments at fair value (note 2b)    $1,658,461      765,580       302,763
Dividend receivable                            --           --            --
Receivable for units sold                     295           --            --
                                      ----------------------------------------
      Total assets                      1,658,756      765,580       302,763
                                      ----------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                         76           40            16
Payable for units withdrawn                    --          345           294
                                      ----------------------------------------
      Total liabilities                        76          385           310
                                      ----------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    1,474,943      653,369       260,672
Variable annuity contract owners in
   the annuitization period               183,737      111,826        41,781
Genworth Life and Annuity (note 4c)            --           --            --
                                      ----------------------------------------
Net assets                             $1,658,680      765,195       302,453
                                      ========================================
Investments in securities at cost      $1,565,299      976,597       404,896
                                      ========================================
Shares outstanding                        139,249       77,645        30,520
                                      ========================================

                                                    LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                                      --------------------------------------------------------------------
                                       LEGG MASON    LEGG MASON    LEGG MASON    LEGG MASON
                                        PARTNERS      PARTNERS      PARTNERS      PARTNERS     LEGG MASON
                                        VARIABLE      VARIABLE      VARIABLE      VARIABLE      PARTNERS
                                       AGGRESSIVE    CAPITAL AND   CAPITAL AND   FUNDAMENTAL    VARIABLE
                                         GROWTH        INCOME        INCOME         VALUE       INVESTORS
                                      PORTFOLIO --  PORTFOLIO --  PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                                        CLASS II       CLASS I      CLASS II       CLASS I       CLASS I
                                      --------------------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)     5,736,674     5,294,156     6,716,534     8,417,128    12,553,503
Dividend receivable                            --            --            --            --            --
Receivable for units sold                      --            --            --            --         2,941
                                      --------------------------------------------------------------------
      Total assets                      5,736,674     5,294,156     6,716,534     8,417,128    12,556,444
                                      --------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        255           214           376           369           497
Payable for units withdrawn                   460         1,713         1,139         1,304            --
                                      --------------------------------------------------------------------
      Total liabilities                       715         1,927         1,515         1,673           497
                                      --------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    5,735,959     5,292,229     6,439,653     8,415,455    12,532,671
Variable annuity contract owners in
   the annuitization period                    --            --       275,366            --        23,276
Genworth Life and Annuity (note 4c)            --            --            --            --            --
                                      --------------------------------------------------------------------
Net assets                              5,735,959     5,292,229     6,715,019     8,415,455    12,555,947
                                      ====================================================================
Investments in securities at cost       8,513,739     9,431,434    11,468,030    14,235,228    16,516,123
                                      ====================================================================
Shares outstanding                        592,632       679,609       859,992       627,208     1,235,581
                                      ====================================================================

                 See accompanying notes to financial statements

                                       LEGG MASON
                                        PARTNERS
                                        VARIABLE
                                         INCOME
                                          TRUST           MFS(R) VARIABLE INSURANCE TRUST
                                      ------------  -------------------------------------------
                                       LEGG MASON
                                        PARTNERS        MFS(R)         MFS(R)
                                        VARIABLE      INVESTORS      INVESTORS        MFS(R)
                                        STRATEGIC    GROWTH STOCK      TRUST      NEW DISCOVERY
                                          BOND        SERIES --      SERIES --      SERIES --
                                      PORTFOLIO --  SERVICE CLASS  SERVICE CLASS  SERVICE CLASS
                                         CLASS I        SHARES         SHARES         SHARES
                                      ---------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)    $15,425,525    11,420,401     10,754,208     15,123,469
Dividend receivable                             --            --             --             --
Receivable for units sold                       --         3,251             --         18,106
                                      ---------------------------------------------------------
      Total assets                      15,425,525    11,423,652     10,754,208     15,141,575
                                      ---------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                         643           492            440            622
Payable for units withdrawn                  2,970            --          8,754             --
                                      ---------------------------------------------------------
      Total liabilities                      3,613           492          9,194            622
                                      ---------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    15,421,912    11,419,931     10,745,014     15,138,970
Variable annuity contract owners in
   the annuitization period                     --         3,229             --          1,983
Genworth Life and Annuity (note 4c)             --            --             --             --
                                      ---------------------------------------------------------
Net assets                             $15,421,912    11,423,160     10,745,014     15,140,953
                                      =========================================================
Investments in securities at cost      $20,523,460    14,933,625     12,741,253     25,192,717
                                      =========================================================
Shares outstanding                       2,024,347     1,643,223        738,613      1,888,074
                                      =========================================================


                                                                                   OLD MUTUAL
                                                                                    INSURANCE
                                                                                     SERIES
                                            MFS(R) VARIABLE INSURANCE TRUST           FUND
                                      -------------------------------------------  ----------

                                          MFS(R)
                                        STRATEGIC        MFS(R)         MFS(R)
                                          INCOME      TOTAL RETURN    UTILITIES
                                        SERIES --      SERIES --      SERIES --    OLD MUTUAL
                                      SERVICE CLASS  SERVICE CLASS  SERVICE CLASS   GROWTH II
                                          SHARES         SHARES         SHARES      PORTFOLIO
                                      -------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)      386,594       59,784,195     36,303,193       --
Dividend receivable                           --               --             --       --
Receivable for units sold                     25               --             --       --
                                      -------------------------------------------------------
      Total assets                       386,619       59,784,195     36,303,193       --
                                      -------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        20            3,204          1,535       --
Payable for units withdrawn                   --           34,900        637,163       --
                                      -------------------------------------------------------
      Total liabilities                       20           38,104        638,698       --
                                      -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period     351,233       57,764,724     35,664,495       --
Variable annuity contract owners in
   the annuitization period               35,366        1,981,367             --       --
Genworth Life and Annuity (note 4c)           --               --             --       --
                                      -------------------------------------------------------
Net assets                               386,599       59,746,091     35,664,495       --
                                      =======================================================
Investments in securities at cost        394,496       76,918,307     51,765,745       --
                                      =======================================================
Shares outstanding                        44,953        3,922,847      2,015,724       --
                                      =======================================================

                 See accompanying notes to financial statements

                                       OLD MUTUAL
                                       INSURANCE
                                      SERIES FUND
                                      (CONTINUED)      OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                      -----------  -----------------------------------------

                                       OLD MUTUAL                 OPPENHEIMER    OPPENHEIMER
                                       LARGE CAP   OPPENHEIMER     BALANCED        CAPITAL
                                         GROWTH      BALANCED     FUND/VA --    APPRECIATION
                                       PORTFOLIO     FUND/VA    SERVICE SHARES     FUND/VA
                                      ------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)       $--       20,730,696    31,984,828     39,316,328
Dividend receivable                        --               --            --             --
Receivable for units sold                  --               --        50,062             --
                                      ------------------------------------------------------
      Total assets                         --       20,730,696    32,034,890     39,316,328
                                      ------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                     --              773         1,701          1,474
Payable for units withdrawn                --           12,055            --         70,327
                                      ------------------------------------------------------
      Total liabilities                    --           12,828         1,701         71,801
                                      ------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period       --       20,717,868    31,419,898     39,217,700
Variable annuity contract owners in
   the annuitization period                --               --       613,291         26,827
Genworth Life and Annuity (note 4c)        --               --            --             --
                                      ------------------------------------------------------
Net assets                                $--       20,717,868    32,033,189     39,244,527
                                      ======================================================
Investments in securities at cost         $--       37,263,548    54,740,974     55,337,375
                                      ======================================================
Shares outstanding                         --        2,453,337     3,816,805      1,531,606
                                      ======================================================




                                                  OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                      ---------------------------------------------------------
                                        OPPENHEIMER                 OPPENHEIMER
                                          CAPITAL                      GLOBAL
                                       APPRECIATION   OPPENHEIMER    SECURITIES     OPPENHEIMER
                                        FUND/VA --     CORE BOND     FUND/VA --     HIGH INCOME
                                      SERVICE SHARES    FUND/VA    SERVICE SHARES     FUND/VA
                                      ---------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)      7,300,128     23,158,794     88,094,383     7,379,021
Dividend receivable                             --             --             --            --
Receivable for units sold                       --             --             --         5,961
                                      ---------------------------------------------------------
      Total assets                       7,300,128     23,158,794     88,094,383     7,384,982
                                      ---------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                         303            937          3,915           279
Payable for units withdrawn                 12,798         47,752         83,657            --
                                      ---------------------------------------------------------
      Total liabilities                     13,101         48,689         87,572           279
                                      ---------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period     7,253,543     23,100,111     86,474,035     7,377,535
Variable annuity contract owners in
   the annuitization period                 33,484          9,994      1,532,776         7,168
Genworth Life and Annuity (note 4c)             --             --             --            --
                                      ---------------------------------------------------------
Net assets                               7,287,027     23,110,105     88,006,811     7,384,703
                                      =========================================================
Investments in securities at cost       10,852,881     36,828,188    112,348,915    33,776,436
                                      =========================================================
Shares outstanding                         287,180      3,590,511      4,400,319     4,670,267
                                      =========================================================

                 See accompanying notes to financial statements

                                              OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                                      -----------------------------------------------------------


                                                        OPPENHEIMER
                                        OPPENHEIMER     MAIN STREET                  OPPENHEIMER
                                        MAIN STREET      SMALL CAP    OPPENHEIMER       MIDCAP
                                         FUND/VA --       FUND/VA --     MIDCAP      FUND/VA --
                                      SERVICE SHARES  SERVICE SHARES    FUND/VA    SERVICE SHARES
                                      -----------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)    $ 94,402,259     34,042,594     23,825,250     2,004,526
Dividend receivable                              --            --              --            --
Receivable for units sold                        --        319,430             --         4,079
                                      -----------------------------------------------------------
      Total assets                       94,402,259     34,362,024     23,825,250     2,008,605
                                      -----------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        4,441          1,497            866            82
Payable for units withdrawn                  67,813             --         41,716            --
                                      -----------------------------------------------------------
      Total liabilities                      72,254          1,497         42,582            82
                                      -----------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period     90,703,430     33,795,259     23,754,686     2,008,523
Variable annuity contract owners in
   the annuitization period               3,626,575        565,268         27,982            --
Genworth Life and Annuity (note 4c)              --             --             --            --
                                      -----------------------------------------------------------
Net assets                             $ 94,330,005     34,360,527     23,782,668     2,008,523
                                      ===========================================================
Investments in securities at cost      $101,865,300     48,458,990     39,886,580     3,331,095
                                      ===========================================================
Shares outstanding                        6,546,620      3,229,848        865,114        74,159
                                      ===========================================================

                                                      PIMCO VARIABLE INSURANCE TRUST
                                      --------------------------------------------------------------
                                                         PIMCO
                                                      FOREIGN BOND                       PIMCO
                                          PIMCO        PORTFOLIO         PIMCO          LONG-TERM
                                        ALL ASSET    (U.S. DOLLAR-     HIGH YIELD    U.S. GOVERNMENT
                                       PORTFOLIO --     HEDGED) --    PORTFOLIO --     PORTFOLIO --
                                      ADVISOR CLASS  ADMINISTRATIVE  ADMINISTRATIVE   ADMINISTRATIVE
                                          SHARES      CLASS SHARES    CLASS SHARES     CLASS SHARES
                                      --------------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)     9,601,524       5,527,306      76,922,897       87,840,531
Dividend receivable                            --          11,739         605,599          273,169
Receivable for units sold                   6,055             --           46,947               --
                                      --------------------------------------------------------------
      Total assets                      9,607,579       5,539,045      77,575,443       88,113,700
                                      --------------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        398             234           3,514            3,944
Payable for units withdrawn                    --          37,885              --           61,611
                                      --------------------------------------------------------------
      Total liabilities                       398          38,119           3,514           65,555
                                      --------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    9,607,181       5,500,926      76,475,665       87,059,097
Variable annuity contract owners in
   the annuitization period                    --              --       1,096,264          989,048
Genworth Life and Annuity (note 4c)            --              --              --               --
                                      --------------------------------------------------------------
Net assets                              9,607,181       5,500,926      77,571,929       88,048,145
                                      ==============================================================
Investments in securities at cost      11,200,701       5,820,471      94,708,521       78,854,149
                                      ==============================================================
Shares outstanding                      1,040,252         576,963      13,590,618        7,182,382
                                      ==============================================================

                 See accompanying notes to financial statements

                                              PIMCO VARIABLE
                                        INSURANCE TRUST (CONTINUED)
                                      ------------------------------
                                           PIMCO           PIMCO
                                       LOW DURATION    TOTAL RETURN
                                        PORTFOLIO --    PORTFOLIO --
                                      ADMINISTRATIVE  ADMINISTRATIVE
                                       CLASS SHARES    CLASS SHARES
                                      ------------------------------
ASSETS:
Investments at fair value (note 2b)    $193,275,799    322,648,213
Dividend receivable                         779,460      1,215,849
Receivable for units sold                        --             --
                                      ------------------------------
      Total assets                      194,055,259    323,864,062
                                      ------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        9,532         14,039
Payable for units withdrawn                   8,020         99,057
                                      ------------------------------
      Total liabilities                      17,552        113,096
                                      ------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    185,846,413    321,280,721
Variable annuity contract owners in
   the annuitization period               8,191,294      2,470,245
Genworth Life and Annuity (note 4c)              --             --
                                      ------------------------------
Net assets                             $194,037,707    323,750,966
                                      ==============================
Investments in securities at cost      $200,726,447    323,587,291
                                      ==============================
Shares outstanding                       19,966,508     31,294,686
                                      ==============================


                                                                  THE PRUDENTIAL SERIES FUND
                                      -----------------------------------------------------------------------------------
                                                                                               SP          SP PRUDENTIAL
                                          JENNISON                          NATURAL       INTERNATIONAL    U.S. EMERGING
                                         20/20 FOCUS        JENNISON       RESOURCES          GROWTH          GROWTH
                                        PORTFOLIO --      PORTFOLIO --    PORTFOLIO --      PORTFOLIO --    PORTFOLIO --
                                      CLASS II SHARES  CLASS II SHARES  CLASS II SHARES  CLASS II SHARES  CLASS II SHARES
                                      -----------------------------------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)       9,978,918        2,330,987       26,585,428         61,230            16,210
Dividend receivable                              --               --               --             --                --
Receivable for units sold                       685              363               --             --                --
                                      -----------------------------------------------------------------------------------
      Total assets                        9,979,603        2,331,350       26,585,428         61,230            16,210
                                      -----------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                          419              105            1,188              3                 1
Payable for units withdrawn                      --               --           12,524             --                 1
                                      -----------------------------------------------------------------------------------
      Total liabilities                         419              105           13,712              3                 2
                                      -----------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period      9,978,425        2,331,245       26,042,498         61,227            16,208
Variable annuity contract owners in
   the annuitization period                     759               --          529,218             --                --
Genworth Life and Annuity (note 4c)              --               --               --             --                --
                                      -----------------------------------------------------------------------------------
Net assets                                9,979,184        2,331,245       26,571,716         61,227            16,208
                                      ===================================================================================
Investments in securities at cost        15,398,825        3,099,014       47,766,971        129,415            23,906
                                      ===================================================================================
Shares outstanding                        1,101,426          161,202        1,129,372         18,169             3,651
                                      ===================================================================================
                                          RYDEX
                                      VARIABLE TRUST
                                      --------------



                                       NASDAQ-100(R)
                                            FUND
                                      --------------
ASSETS:
Investments at fair value (note 2b)      4,722,315
Dividend receivable                             --
Receivable for units sold                   38,215
                                      --------------
      Total assets                       4,760,530
                                      --------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                         202
Payable for units withdrawn                     --
                                      --------------
      Total liabilities                        202
                                      --------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period     4,760,328
Variable annuity contract owners in
   the annuitization period                     --
Genworth Life and Annuity (note 4c)             --
                                      --------------
Net assets                               4,760,328
                                      ==============
Investments in securities at cost        6,623,419
                                      ==============
Shares outstanding                         449,744
                                      ==============

                 See accompanying notes to financial statements

                                       THE UNIVERSAL
                                       INSTITUTIONAL             VAN KAMPEN LIFE                XTF
                                        FUNDS, INC.              INVESTMENT TRUST          ADVISORS TRUST
                                      ---------------  ---------------------------------  ---------------
                                         EQUITY AND        CAPITAL
                                           INCOME           GROWTH         COMSTOCK           ETF 60
                                         PORTFOLIO --     PORTFOLIO --      PORTFOLIO --    PORTFOLIO --
                                      CLASS II SHARES  CLASS II SHARES  CLASS II SHARES   CLASS II SHARES
                                      -------------------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)     $ 9,221,395        4,977,051        51,788,527           --
Dividend receivable                              --               --                --           --
Receivable for units sold                        --               --                --           --
                                      -------------------------------------------------------------------
      Total assets                        9,221,395        4,977,051        51,788,527           --
                                      -------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                          514              206             2,281           --
Payable for units withdrawn                  51,084            4,764            22,095           --
                                      -------------------------------------------------------------------
      Total liabilities                      51,598            4,970            24,376           --
                                      -------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period      8,734,199        4,972,081        51,761,261           --
Variable annuity contract owners in
   the annuitization period                 435,598               --             2,890           --
Genworth Life and Annuity (note 4c)              --               --               --            --
                                      -------------------------------------------------------------------
Net assets                              $ 9,169,797        4,972,081        51,764,151           --
                                      ===================================================================
Investments in securities at cost       $11,188,050        7,557,958        78,181,739           --
                                      ===================================================================
Shares outstanding                          856,211          294,326         6,300,307           --
                                      ===================================================================

                 See accompanying notes to financial statements

                  GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            Statements of Operations

                                                                                     AIM
                                                                          VARIABLE INSURANCE FUNDS
                                                                         ---------------------------
                                                                                         AIM V.I.
                                                                            AIM V.I.     CAPITAL
                                                                          BASIC VALUE  APPRECIATION
                                                                             FUND --      FUND --
                                                           CONSOLIDATED    SERIES II     SERIES I
                                                              TOTAL         SHARES       SHARES
                                                         -------------------------------------------
                                                                YEAR ENDED DECEMBER 31, 2008
                                                         -------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                          $   303,976,856      435,941            --
   Mortality and expense risk and administrative
      charges (note 4a)                                      173,773,260      302,711       289,856
                                                         -------------------------------------------
Net investment income (expense)                              130,203,596      133,230      (289,856)
                                                         -------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                 (751,021,426)  (2,008,701)       83,385
   Change in unrealized appreciation (depreciation)       (3,501,199,090) (13,972,955)  (10,001,670)
   Capital gain distributions                                256,260,930    3,176,931            --
                                                         -------------------------------------------
Net realized and unrealized gain (loss) on investments    (3,995,959,586) (12,804,725)   (9,918,285)
                                                         -------------------------------------------
Increase (decrease) in net assets from operations        $(3,865,755,990) (12,671,495)  (10,208,141)
                                                         ===========================================

                                                              AIM VARIABLE INSURANCE FUNDS
                                                         -------------------------------------
                                                          AIM V.I.                   AIM V.I.
                                                          CAPITAL       AIM V.I.     GLOBAL
                                                         DEVELOPMENT  CORE EQUITY  REAL ESTATE
                                                           FUND --       FUND --     FUND --
                                                          SERIES I      SERIES I    SERIES II
                                                           SHARES        SHARES       SHARES
                                                         -------------------------------------
                                                              YEAR ENDED DECEMBER 31, 2008
                                                         -------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                                357        420,663     37,350
   Mortality and expense risk and administrative
      charges (note 4a)                                        162        317,959      4,585
                                                         -------------------------------------
Net investment income (expense)                                195        102,704     32,765
                                                         -------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                   (480)       (77,231)   (89,646)
   Change in unrealized appreciation (depreciation)        (15,917)    (7,213,621)  (100,543)
   Capital gain distributions                                2,843             --     42,307
                                                         -------------------------------------
Net realized and unrealized gain (loss) on investments     (13,554)    (7,290,852)  (147,882)
                                                         -------------------------------------
Increase (decrease) in net assets from operations          (13,359)    (7,188,148)  (115,117)
                                                         =====================================

                 See accompanying notes to financial statements

                                                                                                                        THE ALGER
                                                                   AIM VARIABLE INSURANCE FUNDS (CONTINUED)           AMERICAN FUND
                                                         -----------------------------------------------------------  -------------
                                                                                                                          ALGER
                                                          AIM V.I.      AIM V.I.     AIM V.I.                            AMERICAN
                                                         GOVERNMENT  INTERNATIONAL  LARGE CAP   AIM V.I.    AIM V.I.     LARGECAP
                                                         SECURITIES      GROWTH       GROWTH   TECHNOLOGY  UTILITIES     GROWTH
                                                           FUND --      FUND --      FUND --     FUND --    FUND --    PORTFOLIO --
                                                          SERIES I     SERIES II     SERIES I   SERIES I    SERIES I     CLASS O
                                                           SHARES        SHARES       SHARES     SHARES      SHARES       SHARES
                                                         --------------------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31, 2008
                                                         --------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                            $  787         405,864          3         --        129         124,704
   Mortality and expense risk and administrative
      charges (note 4a)                                       142       1,480,881        357         69         32         802,404
                                                         --------------------------------------------------------------------------
Net investment income (expense)                               645      (1,075,017)      (354)       (69)        97        (677,700)
                                                         --------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                   782     (21,419,236)       121          1        (32)     (1,020,323)
   Change in unrealized appreciation (depreciation)           979     (28,473,284)   (11,523)    (5,094)    (2,139)    (30,086,377)
   Capital gain distributions                                  --         908,027         --         --        462              --
                                                         --------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments      1,761     (48,984,493)   (11,402)    (5,093)    (1,709)    (31,106,700)
                                                         --------------------------------------------------------------------------
Increase (decrease) in net assets from operations          $2,406     (50,059,510)   (11,756)    (5,162)    (1,612)    (31,784,400)
                                                         ==========================================================================

                 See accompanying notes to financial statements

                                                           THE ALGER
                                                           AMERICAN
                                                             FUND       ALLIANCEBERNSTEIN VARIABLE PRODUCTS
                                                          (CONTINUED)            SERIES FUND, INC.
                                                         ------------  ------------------------------------
                                                             ALGER
                                                           AMERICAN    ALLIANCEBERNSTEIN
                                                           SMALLCAP         BALANCED      ALLIANCEBERNSTEIN
                                                            GROWTH           WEALTH             GLOBAL
                                                         PORTFOLIO --       STRATEGY          TECHNOLOGY
                                                            CLASS O       PORTFOLIO --       PORTFOLIO --
                                                            SHARES          CLASS B            CLASS B
                                                         --------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31, 2008
                                                         --------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                          $         --        435,619                 --
   Mortality and expense risk and administrative
      charges (note 4a)                                       637,075        259,322             69,559
                                                         --------------------------------------------------
Net investment income (expense)                              (637,075)       176,297            (69,559)
                                                         --------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                 2,088,139     (1,213,550)          (489,929)
   Change in unrealized appreciation (depreciation)       (28,796,154)    (4,705,150)        (2,412,520)
   Capital gain distributions                                 616,947        286,892                 --
                                                         --------------------------------------------------
Net realized and unrealized gain (loss) on investments    (26,091,068)    (5,631,808)        (2,902,449)
                                                         --------------------------------------------------
Increase (decrease) in net assets
   from operations                                       $(26,728,143)    (5,455,511)        (2,972,008)
                                                         ==================================================




                                                           ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                                                         -------------------------------------------------------


                                                         ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                                                             GROWTH AND       INTERNATIONAL        LARGE CAP
                                                               INCOME             VALUE              GROWTH
                                                            PORTFOLIO --       PORTFOLIO --       PORTFOLIO --
                                                              CLASS B            CLASS B            CLASS B
                                                         -------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31, 2008
                                                         -------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                               4,628,833          3,452,672                 --
   Mortality and expense risk and administrative
      charges (note 4a)                                       1,667,652          3,004,806            348,147
                                                         -------------------------------------------------------
Net investment income (expense)                               2,961,181            447,866           (348,147)
                                                         -------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                  (9,412,542)       (96,941,416)           (72,512)
   Change in unrealized appreciation (depreciation)         (66,723,036)       (54,775,978)       (10,586,164)
   Capital gain distributions                                17,130,860          8,477,020                 --
                                                         -------------------------------------------------------
Net realized and unrealized gain (loss) on investments      (59,004,718)      (143,240,374)       (10,658,676)
                                                         -------------------------------------------------------
Increase (decrease) in net assets
   from operations                                          (56,043,537)      (142,792,508)       (11,006,823)
                                                         =======================================================

                 See accompanying notes to financial statements

                                                         ALLIANCEBERNSTEIN
                                                              VARIABLE                                                   AMERICAN
                                                              PRODUCTS                                                    CENTURY
                                                               SERIES                                                    VARIABLE
                                                             FUND, INC.                                                 PORTFOLIOS
                                                            (CONTINUED)     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.   II, INC.
                                                         -----------------  ------------------------------------------  ----------
                                                         ALLIANCEBERNSTEIN     VP                                           VP
                                                             SMALL CAP      INCOME &        VP          VP        VP    INFLATION
                                                              GROWTH         GROWTH   INTERNATIONAL  ULTRA(R)   VALUE   PROTECTION
                                                            PORTFOLIO --     FUND --     FUND --      FUND --  FUND --    FUND --
                                                              CLASS B        CLASS I     CLASS I      CLASS I  CLASS I   CLASS II
                                                         -------------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31, 2008
                                                         -------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                             $        --       2,232        22,881         --    14,595    526,193
   Mortality and expense risk and administrative
      charges (note 4a)                                         101,181       2,022        52,114      1,016     3,038    392,536
                                                         -------------------------------------------------------------------------
Net investment income (expense)                                (101,181)        210       (29,233)    (1,016)   11,557    133,657
                                                         -------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                  (1,116,850)     (4,047)     (773,617)      (264)  (18,932)  (154,504)
   Change in unrealized appreciation (depreciation)          (2,904,542)    (56,791)   (1,176,740)   (36,472)  (73,958) 1,816,412
   Capital gain distributions                                        --      13,372       268,768      8,680    14,184         --
                                                         -------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments       (4,021,392)    (47,466)   (1,681,589)   (28,056)  (78,706) 1,661,908
                                                         -------------------------------------------------------------------------
Increase (decrease) in net assets from operations           $(4,122,573)    (47,256)   (1,710,822)   (29,072)  (67,149) 1,795,565
                                                         =========================================================================

                 See accompanying notes to financial statements


                                                                  BLACKROCK VARIABLE SERIES FUNDS, INC.
                                                         -------------------------------------------------------



                                                                         BLACKROCK     BLACKROCK     BLACKROCK
                                                           BLACKROCK      GLOBAL       LARGE CAP       VALUE
                                                          BASIC VALUE   ALLOCATION       GROWTH    OPPORTUNITIES
                                                         V.I. FUND --  V.I. FUND --  V.I. FUND --  V.I. FUND --
                                                           CLASS III     CLASS III     CLASS III     CLASS III
                                                         -------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31, 2008
                                                         -------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                          $   255,487     9,209,127         7,793       193,283
   Mortality and expense risk and administrative
      charges (note 4a)                                      197,169     6,836,281        46,540        96,574
                                                         -------------------------------------------------------
Net investment income (expense)                               58,318     2,372,846       (38,747)       96,709
                                                         -------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                               (2,386,181)  (25,428,483)     (284,019)   (3,139,540)
   Change in unrealized appreciation (depreciation)       (3,520,316)  (69,346,094)   (1,251,518)        4,600
   Capital gain distributions                                132,402     1,666,320            --        76,574
                                                         -------------------------------------------------------
Net realized and unrealized gain (loss) on investments    (5,774,095)  (93,108,257)   (1,535,537)   (3,058,366)
                                                         -------------------------------------------------------
Increase (decrease) in net assets from operations        $(5,715,777)  (90,735,411)   (1,574,284)   (2,961,657)
                                                         =======================================================

                                                                COLUMBIA FUNDS
                                                          VARIABLE INSURANCE TRUST I
                                                         ----------------------------
                                                                           COLUMBIA
                                                                           MARSICO
                                                           COLUMBIA     INTERNATIONAL
                                                            MARSICO     OPPORTUNITIES
                                                          GROWTH FUND,      FUND,
                                                            VARIABLE       VARIABLE
                                                            SERIES --     SERIES --
                                                            CLASS A        CLASS B
                                                         ----------------------------
                                                         YEAR ENDED DECEMBER 31, 2008
                                                         ----------------------------
Investment income and expense:
   Income -- Ordinary dividends                               150,756     13,057,635
   Mortality and expense risk and administrative
      charges (note 4a)                                       760,328      2,106,122
                                                         ----------------------------
Net investment income (expense)                              (609,572)    10,951,513
                                                         ----------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                   265,504    (38,957,932)
   Change in unrealized appreciation (depreciation)       (23,945,989)   (71,648,938)
   Capital gain distributions                                      --     13,656,501
                                                         ----------------------------
Net realized and unrealized gain (loss) on investments    (23,680,485)   (96,950,369)
                                                         ----------------------------
Increase (decrease) in net assets from operations         (24,290,057)   (85,998,856)
                                                         ============================

                 See accompanying notes to financial statements

                                                                                         DREYFUS
                                                                            DREYFUS     VARIABLE
                                                                          INVESTMENT   INVESTMENT
                                                             DREYFUS      PORTFOLIOS      FUND          DWS VARIABLE SERIES II
                                                         --------------  ------------  ----------  --------------------------------
                                                                                                     DWS      DWS
                                                                                                   DREMAN   DREMAN
                                                           THE DREYFUS                              HIGH     SMALL
                                                            SOCIALLY        MIDCAP                 RETURN   MID CAP
                                                           RESPONSIBLE       STOCK                 EQUITY    VALUE         DWS
                                                             GROWTH      PORTFOLIO --     MONEY     VIP --   VIP --    TECHNOLOGY
                                                          FUND, INC. --     INITIAL      MARKET    CLASS B  CLASS B       VIP --
                                                         INITIAL SHARES     SHARES     PORTFOLIO    SHARES  SHARES   CLASS B SHARES
                                                         --------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31, 2008
                                                         --------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                           $    31,321        8,685       14,808      7,112    7,587          --
   Mortality and expense risk and administrative
      charges (note 4a)                                        63,495        1,825       10,759      1,758    1,117         138
                                                         --------------------------------------------------------------------------
Net investment income (expense)                               (32,174)       6,860        4,049      5,354    6,470        (138)
                                                         --------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                   (53,331)      (2,198)          --    (14,706)  (9,881)          1
   Change in unrealized appreciation (depreciation)        (1,634,030)     (74,044)          (1)   (65,820) (50,344)     (5,498)
   Capital gain distributions                                      --       10,604           --     16,026   25,381          --
                                                         --------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments     (1,687,361)     (65,638)          (1)   (64,500) (34,844)     (5,497)
                                                         --------------------------------------------------------------------------
Increase (decrease) in net assets from operations         $(1,719,535)     (58,778)       4,048    (59,146) (28,374)     (5,635)
                                                         ==========================================================================

                 See accompanying notes to financial statements

                                                                                    EVERGREEN
                                                                                    VARIABLE
                                                                 EATON VANCE         ANNUITY
                                                               VARIABLE TRUST         TRUST         FEDERATED INSURANCE SERIES
                                                         ------------------------- ----------  ------------------------------------
                                                                                                                         FEDERATED
                                                                                                 FEDERATED                 HIGH
                                                                            VT                   AMERICAN                 INCOME
                                                                         WORLDWIDE  EVERGREEN     LEADERS    FEDERATED     BOND
                                                              VT          HEALTH    VA OMEGA    FUND II --    CAPITAL   FUND II --
                                                         FLOATING-RATE   SCIENCES    FUND --      PRIMARY     INCOME      PRIMARY
                                                          INCOME FUND      FUND      CLASS 2      SHARES      FUND II     SHARES
                                                         --------------------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31, 2008
                                                         --------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                           $  3,617,593          --         --    1,500,405     737,907   2,662,042
   Mortality and expense risk and administrative
      charges (note 4a)                                      1,122,238     151,972     20,428      328,259     175,554     382,297
                                                         --------------------------------------------------------------------------
Net investment income (expense)                              2,495,355    (151,972)   (20,428)   1,172,146     562,353   2,279,745
                                                         --------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                 (9,128,769)   (337,901)  (609,385)  (4,594,402)   (688,420) (2,669,995)
   Change in unrealized appreciation (depreciation)        (12,343,720) (1,773,454)  (181,555) (11,675,387) (2,632,670) (6,661,922)
   Capital gain distributions                                       --   1,087,048         --    5,771,902          --          --
                                                         --------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments     (21,472,489) (1,024,307)  (790,940) (10,497,887) (3,321,090) (9,331,917)
                                                         --------------------------------------------------------------------------
Increase (decrease) in net assets from operations         $(18,977,134) (1,176,279)  (811,368)  (9,325,741) (2,758,737) (7,052,172)
                                                         ==========================================================================

                 See accompanying notes to financial statements

                                                                FEDERATED
                                                         INSURANCE SERIES (CONTINUED)
                                                         ----------------------------
                                                           FEDERATED
                                                              HIGH
                                                             INCOME       FEDERATED
                                                              BOND        KAUFMANN
                                                           FUND II --    FUND II --
                                                             SERVICE       SERVICE
                                                             SHARES        SHARES
                                                         ----------------------------
                                                         YEAR ENDED DECEMBER 31, 2008
                                                         ----------------------------
Investment income and expense:
   Income -- Ordinary dividends                           $  3,001,905    1,424,081
   Mortality and expense risk and administrative
      charges (note 4a)                                        487,928      685,634
                                                         ----------------------------
Net investment income (expense)                              2,513,977      738,447
                                                         ----------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                 (2,466,343)    (362,667)
   Change in unrealized appreciation (depreciation)         (8,772,916) (24,742,325)
   Capital gain distributions                                       --    3,154,616
                                                         ----------------------------
Net realized and unrealized gain (loss) on investments     (11,239,259) (21,950,376)
                                                         ----------------------------
Increase (decrease) in net assets from operations         $ (8,725,282) (21,211,929)
                                                         ============================

                                                               FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                                                         --------------------------------------------------------


                                                          VIP ASSET     VIP ASSET         VIP            VIP
                                                         MANAGER(SM)    MANAGER(SM)     BALANCED      CONTRAFUND(R)
                                                         PORTFOLIO --  PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                                                           INITIAL       SERVICE        SERVICE        INITIAL
                                                            CLASS        CLASS 2        CLASS 2         CLASS
                                                         --------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31, 2008
                                                         --------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                            8,428,635     1,982,989      1,492,941      2,260,072
   Mortality and expense risk and administrative
      charges (note 4a)                                    1,207,493       429,030      1,086,671      3,354,299
                                                         --------------------------------------------------------
Net investment income (expense)                            7,221,142     1,553,959        406,270     (1,094,227)
                                                         --------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                               (2,822,705)   (1,163,248)    (4,627,111)   (21,105,735)
   Change in unrealized appreciation (depreciation)      (39,696,221)   (9,197,084)   (19,334,511)  (106,852,218)
   Capital gain distributions                              4,339,514     1,048,704      1,232,435      7,070,601
                                                         --------------------------------------------------------
Net realized and unrealized gain (loss) on investments   (38,179,412)   (9,311,628)   (22,729,187)  (120,887,352)
                                                         --------------------------------------------------------
Increase (decrease) in net assets from operations        (30,958,270)   (7,757,669)   (22,322,917)  (121,981,579)
                                                         ========================================================

                 See accompanying notes to financial statements

                                                               FIDELITY(R) VARIABLE INSURANCE
                                                                  PRODUCTS FUND (CONTINUED)
                                                         --------------------------------------------
                                                                            VIP
                                                                          DYNAMIC          VIP
                                                             VIP          CAPITAL        EQUITY-
                                                         CONTRAFUND(R)  APPRECIATION     INCOME
                                                         PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                                                           SERVICE        SERVICE        INITIAL
                                                           CLASS 2        CLASS 2         CLASS
                                                         -------------------------------------------
                                                                YEAR ENDED DECEMBER 31, 2008
                                                         -------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                          $   1,557,520       16,079       4,293,247
   Mortality and expense risk and administrative
      charges (note 4a)                                      3,487,823       52,841       2,714,769
                                                         -------------------------------------------
Net investment income (expense)                             (1,930,303)     (36,762)      1,578,478
                                                         -------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                (59,626,810)    (417,896)    (16,663,825)
   Change in unrealized appreciation (depreciation)        (69,029,266)  (1,329,237)    (86,476,852)
   Capital gain distributions                                6,168,989       23,247         216,668
                                                         -------------------------------------------
Net realized and unrealized gain (loss) on investments    (122,487,087)  (1,723,886)   (102,924,009)
                                                         -------------------------------------------
Increase (decrease) in net assets from operations        $(124,417,390)  (1,760,648)   (101,345,531)
                                                         ===========================================

                                                               FIDELITY(R) VARIABLE INSURANCE
                                                                  PRODUCTS FUND (CONTINUED)
                                                         -----------------------------------------

                                                             VIP           VIP           VIP
                                                           EQUITY-       GROWTH &      GROWTH &
                                                           INCOME        INCOME        INCOME
                                                         PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                                                           SERVICE       INITIAL       SERVICE
                                                           CLASS 2        CLASS        CLASS 2
                                                         -----------------------------------------
                                                                YEAR ENDED DECEMBER 31, 2008
                                                         -----------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                            2,262,118     1,413,480        736,897
   Mortality and expense risk and administrative
      charges (note 4a)                                    2,251,627       631,074        377,253
                                                         -----------------------------------------
Net investment income (expense)                               10,491       782,406        359,644
                                                         -----------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                              (37,023,041)   (1,388,704)      (801,080)
   Change in unrealized appreciation (depreciation)      (42,069,586)  (25,249,430)   (14,280,973)
   Capital gain distributions                                145,122     4,116,891      2,279,956
                                                         -----------------------------------------
Net realized and unrealized gain (loss) on investments   (78,947,505)  (22,521,243)   (12,802,097)
                                                         -----------------------------------------
Increase (decrease) in net assets from operations        (78,937,014)  (21,738,837)   (12,442,453)
                                                         =========================================

                 See accompanying notes to financial statements

                                                                    FIDELITY(R) VARIABLE
                                                            INSURANCE PRODUCTS FUND (CONTINUED)
                                                         -----------------------------------------

                                                              VIP
                                                            GROWTH           VIP           VIP
                                                         OPPORTUNITIES     GROWTH        GROWTH
                                                          PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                                                            INITIAL        INITIAL       SERVICE
                                                             CLASS          CLASS        CLASS 2
                                                         -----------------------------------------
                                                                YEAR ENDED DECEMBER 31, 2008
                                                         -----------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                          $     53,989       814,598       207,358
   Mortality and expense risk and administrative
      charges (note 4a)                                       208,601     1,512,067       619,245
                                                         -----------------------------------------
Net investment income (expense)                              (154,612)     (697,469)     (411,887)
                                                         -----------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                  (365,679)      761,772     1,291,244
   Change in unrealized appreciation (depreciation)        (9,944,231)  (64,684,717)  (24,153,439)
   Capital gain distributions                                      --            --            --
                                                         -----------------------------------------
Net realized and unrealized gain (loss) on investments    (10,309,910)  (63,922,945)  (22,862,195)
                                                         -----------------------------------------
Increase (decrease) in net assets from operations        $(10,464,522)  (64,620,414)  (23,274,082)
                                                         =========================================

                                                                   FIDELITY(R) VARIABLE
                                                            INSURANCE PRODUCTS FUND (CONTINUED)
                                                         ----------------------------------------
                                                             VIP
                                                         INVESTMENT
                                                             GRADE          VIP           VIP
                                                             BOND        MID CAP        MID CAP
                                                         PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                                                            SERVICE      INITIAL        SERVICE
                                                            CLASS 2       CLASS         CLASS 2
                                                         ----------------------------------------
                                                               YEAR ENDED DECEMBER 31, 2008
                                                         ----------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                           1,226,495        1,511     9,092,729
   Mortality and expense risk and administrative
      charges (note 4a)                                     625,233          233     2,869,797
                                                         ----------------------------------------
Net investment income (expense)                             601,262        1,278     6,222,932
                                                         ----------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                              (2,805,645)        (117)  (21,912,872)
   Change in unrealized appreciation (depreciation)        (770,605)     (19,629)  (99,155,588)
   Capital gain distributions                                    --        3,718    23,612,799
                                                         ----------------------------------------
Net realized and unrealized gain (loss) on investments   (3,576,250)     (16,028)  (97,455,661)
                                                         ----------------------------------------
Increase (decrease) in net assets from operations        (2,974,988)     (14,750)  (91,232,729)
                                                         ========================================

                 See accompanying notes to financial statements

                                                             FIDELITY(R) VARIABLE
                                                              INSURANCE PRODUCTS
                                                                FUND (CONTINUED)
                                                         ----------------------------


                                                                             VIP
                                                                            VALUE
                                                              VIP        STRATEGIES
                                                           OVERSEAS     PORTFOLIO --
                                                          PORTFOLIO --     SERVICE
                                                         INITIAL CLASS     CLASS 2
                                                         ----------------------------
                                                         YEAR ENDED DECEMBER 31, 2008
                                                         ----------------------------
Investment income and expense:
   Income -- Ordinary dividends                          $  2,781,873       661,435
   Mortality and expense risk and administrative
      charges (note 4a)                                       800,274        63,374
                                                         ----------------------------
Net investment income (expense)                             1,981,599       598,061
                                                         ----------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                  (308,091)   (1,631,144)
   Change in unrealized appreciation (depreciation)       (39,325,102)   (1,911,718)
   Capital gain distributions                               6,174,639       258,167
                                                         ----------------------------
Net realized and unrealized gain (loss) on investments    (33,458,554)   (3,284,695)
                                                         ----------------------------
Increase (decrease) in net assets from operations        $(31,476,955)   (2,686,634)
                                                         ============================



                                                              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                                         --------------------------------------------------------------
                                                                                           FRANKLIN
                                                                                           TEMPLETON
                                                                           FRANKLIN           VIP
                                                           FRANKLIN        LARGE CAP       FOUNDING          MUTUAL
                                                            INCOME          GROWTH           FUNDS           SHARES
                                                           SECURITIES      SECURITIES      ALLOCATION      SECURITIES
                                                             FUND --         FUND --         FUND --        FUND --
                                                         CLASS 2 SHARES  CLASS 2 SHARES  CLASS 2 SHARES  CLASS 2 SHARES
                                                         --------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31, 2008
                                                         --------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                             45,020,339        24,709        3,430,220       1,073,752
   Mortality and expense risk and administrative
      charges (note 4a)                                     14,863,311        10,054        2,624,895         546,511
                                                         --------------------------------------------------------------
Net investment income (expense)                             30,157,028        14,655          805,325         527,241
                                                         --------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                (53,407,215)      (85,610)     (16,004,446)     (3,610,615)
   Change in unrealized appreciation (depreciation)       (253,912,898)     (214,052)     (53,184,714)     (8,945,284)
   Capital gain distributions                               10,998,392        27,913        3,402,349         810,164
                                                         --------------------------------------------------------------
Net realized and unrealized gain (loss) on investments    (296,321,721)     (271,749)     (65,786,811)    (11,745,735)
                                                         --------------------------------------------------------------
Increase (decrease) in net assets from operations         (266,164,693)     (257,094)     (64,981,486)    (11,218,494)
                                                         ==============================================================

                 See accompanying notes to financial statements

                                                                                                                         GE
                                                                                                                     INVESTMENTS
                                          FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)           FUNDS, INC.
                                   ------------------------------------------------------------------------------  --------------
                                                                     TEMPLETON        TEMPLETON
                                      TEMPLETON      TEMPLETON         GLOBAL          GLOBAL         TEMPLETON
                                       FOREIGN        FOREIGN          ASSET           INCOME          GROWTH       CORE VALUE
                                     SECURITIES      SECURITIES      ALLOCATION      SECURITIES      SECURITIES       EQUITY
                                       FUND --         FUND --         FUND --         FUND --         FUND --         FUND --
                                   CLASS 1 SHARES  CLASS 2 SHARES  CLASS 2 SHARES  CLASS 1 SHARES  CLASS 2 SHARES  CLASS 1 SHARES
                                   ----------------------------------------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31, 2008
                                   ----------------------------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends     $   551,068         112,768        19,422          325,628        310,374           315,811
   Mortality and expense risk and
      administrative charges
      (note 4a)                         226,437          60,822         2,363          114,013        238,279           415,440
                                   ----------------------------------------------------------------------------------------------
Net investment income (expense)         324,631          51,946        17,059          211,615         72,095           (99,629)
                                   ----------------------------------------------------------------------------------------------
Net realized and unrealized gain
   (loss) on investments:
   Net realized gain (loss)          (1,147,216)       (999,169)      (21,207)         317,655     (2,070,299)         (828,589)
   Change in unrealized
      appreciation (depreciation)    (8,140,789)     (1,187,430)      (63,073)        (196,074)    (7,252,711)      (10,137,966)
   Capital gain distributions         1,356,102         303,903        20,841               --      1,007,414           570,962
                                   ----------------------------------------------------------------------------------------------
Net realized and unrealized gain
   (loss) on investments             (7,931,903)     (1,882,696)      (63,439)         121,581     (8,315,596)      (10,395,593)
                                   ----------------------------------------------------------------------------------------------
Increase (decrease) in net assets
   from operations                  $(7,607,272)     (1,830,750)      (46,380)         333,196     (8,243,501)      (10,495,222)
                                   ==============================================================================================

                 See accompanying notes to financial statements

                                                              GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                                         ----------------------------------------------


                                                             INCOME       INTERNATIONAL      MID-CAP
                                                             FUND --     EQUITY FUND --  EQUITY FUND --
                                                         CLASS 1 SHARES  CLASS 1 SHARES  CLASS 1 SHARES
                                                         ----------------------------------------------
                                                                  YEAR ENDED DECEMBER 31, 2008
                                                         ----------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                           $ 3,702,954       1,304,527         332,118
   Mortality and expense risk and administrative
      charges (note 4a)                                     1,185,823         445,992       2,101,854
                                                         ----------------------------------------------
Net investment income (expense)                             2,517,131         858,535      (1,769,736)
                                                         ----------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                (3,462,343)     (3,808,983)    (20,658,065)
   Change in unrealized appreciation (depreciation)        (4,222,905)    (31,025,442)    (41,689,484)
   Capital gain distributions                                      --      14,478,593       1,401,849
                                                         ----------------------------------------------
Net realized and unrealized gain (loss) on investments     (7,685,248)    (20,355,832)    (60,945,700)

                                                         ----------------------------------------------
Increase (decrease) in net assets from operations         $(5,168,117)    (19,497,297)    (62,715,436)
                                                         ==============================================

                                                             GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                                         ---------------------------------------------
                                                                           PREMIER
                                                                           GROWTH        REAL ESTATE
                                                            MONEY           EQUITY        SECURITIES
                                                            MARKET          FUND --          FUND --
                                                             FUND       CLASS 1 SHARES  CLASS 1 SHARES
                                                         ---------------------------------------------
                                                                   YEAR ENDED DECEMBER 31, 2008
                                                         ---------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                            8,672,977         252,251       3,546,965
   Mortality and expense risk and administrative
      charges (note 4a)                                    6,295,921         926,122       1,085,672
                                                         ---------------------------------------------
Net investment income (expense)                            2,377,056        (673,871)      2,461,293
                                                         ---------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                       --        (572,155)    (26,688,250)
   Change in unrealized appreciation (depreciation)               (4)    (26,441,312)     (2,647,135)
   Capital gain distributions                                     --       2,416,965              --
                                                         ---------------------------------------------
Net realized and unrealized gain (loss) on investments            (4)    (24,596,502)    (29,335,385)

                                                         ---------------------------------------------
Increase (decrease) in net assets from operations          2,377,052     (25,270,373)    (26,874,092)
                                                         =============================================

                 See accompanying notes to financial statements



                                                                          GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                                         -----------------------------------------------------------------------
                                                                          SMALL-CAP
                                                                            EQUITY      TOTAL RETURN  TOTAL RETURN  U.S. EQUITY
                                                           S&P 500(R)       FUND --         FUND --      FUND --       FUND --
                                                              INDEX         CLASS 1        CLASS 1       CLASS 3       CLASS 1
                                                              FUND          SHARES         SHARES        SHARES        SHARES
                                                         -----------------------------------------------------------------------



                                                                               YEAR ENDED DECEMBER 31, 2008
                                                         -----------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                          $   5,395,568       325,670     24,799,348     24,078,474      835,217
   Mortality and expense risk and administrative
      charges (note 4a)                                      4,472,491     1,135,750     21,869,815     22,235,459      811,526
                                                         -----------------------------------------------------------------------
Net investment income (expense)                                923,077      (810,080)     2,929,533      1,843,015       23,691
                                                         -----------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                (15,015,998)  (11,464,699)   (15,429,240)   (57,669,304)  (2,235,707)
   Change in unrealized appreciation (depreciation)       (122,945,610)  (20,245,496)  (431,668,518)  (347,334,476) (20,719,984)
   Capital gain distributions                                  981,110       343,429      5,179,689      5,177,828      361,317
                                                         -----------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments    (136,980,498)  (31,366,766)  (441,918,069)  (399,825,952) (22,594,374)
                                                         -----------------------------------------------------------------------
Increase (decrease) in net assets from operations        $(136,057,421)  (32,176,846)  (438,988,536)  (397,982,937) (22,570,683)
                                                         =======================================================================

                                                            GENWORTH
                                                            VARIABLE
                                                         INSURANCE TRUST
                                                         ---------------

                                                             GENWORTH
                                                              CALAMOS
                                                              GROWTH
                                                               FUND
                                                         ---------------
                                                           PERIOD FROM
                                                           SEPTEMBER 8
                                                         TO DECEMBER 31,
                                                              2008
                                                         ---------------
Investment income and expense:
   Income -- Ordinary dividends                                    --
   Mortality and expense risk and administrative
      charges (note 4a)                                           547
                                                         ---------------
Net investment income (expense)                                  (547)
                                                         ---------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                      (341)
   Change in unrealized appreciation (depreciation)        (1,761,776)
   Capital gain distributions                                      --
                                                         ---------------
Net realized and unrealized gain (loss) on investments     (1,762,117)
                                                         ---------------
Increase (decrease) in net assets from operations          (1,762,664)
                                                         ===============

                 See accompanying notes to financial statements

                                                                        GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                                                     -----------------------------------------------------------------------------
                                                                                            GENWORTH                   GENWORTH
                                                       GENWORTH                  GENWORTH   LEGG MASON                   PUTNAM
                                                       COLUMBIA     GENWORTH   EATON VANCE   PARTNERS    GENWORTH    INTERNATIONAL
                                                        MID CAP      DAVIS      LARGE CAP   AGGRESSIVE     PIMCO        CAPITAL
                                                         VALUE     NY VENTURE     VALUE       GROWTH     STOCKPLUS   OPPORTUNITIES
                                                         FUND         FUND         FUND        FUND         FUND          FUND
                                                     -----------------------------------------------------------------------------
                                                                       PERIOD FROM SEPTEMBER 8 TO DECEMBER 31, 2008
                                                     -----------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                      $   105,704       7,948      217,921      31,801    2,720,220           --
   Mortality and expense risk and administrative
      charges (note 4a)                                   58,679       1,751      156,404     187,100      250,309       65,617
                                                     -----------------------------------------------------------------------------
Net investment income (expense)                           47,025       6,197       61,517    (155,299)   2,469,911      (65,617)
                                                     -----------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
   investments:
   Net realized gain (loss)                              (76,799)     (4,184)     146,523     370,194      155,185       93,486
   Change in unrealized appreciation (depreciation)   (1,140,608)   (875,194)   1,192,928   3,066,610   (5,096,069)     (50,112)
   Capital gain distributions                                 --          --           --          --    3,616,731           --
                                                     -----------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
    investments                                       (1,217,407)   (879,378)   1,339,451   3,436,804   (1,324,153)      43,374
                                                     -----------------------------------------------------------------------------
Increase (decrease) in net assets from operations    $(1,170,382)   (873,181)   1,400,968   3,281,505    1,145,758      (22,243)
                                                     =============================================================================

                 See accompanying notes to financial statements


                                                               GENWORTH VARIABLE
                                                          INSURANCE TRUST (CONTINUED)
                                                         ----------------------------
                                                                          GENWORTH
                                                            GENWORTH    WESTERN ASSET
                                                           THORNBURG     MANAGEMENT
                                                         INTERNATIONAL    CORE PLUS
                                                             VALUE      FIXED INCOME
                                                              FUND          FUND
                                                         ----------------------------
                                                            PERIOD FROM SEPTEMBER 8
                                                              TO DECEMBER 31, 2008
                                                         ----------------------------
Investment income and expense:
   Income -- Ordinary dividends                            $ 75,107         314,976
   Mortality and expense risk and administrative
      charges (note 4a)                                      60,141         156,785
                                                         ----------------------------
Net investment income (expense)                              14,966         158,191
                                                         ----------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                 133,572         250,883
   Change in unrealized appreciation (depreciation)         (67,182)      2,419,129
   Capital gain distributions                                    --              --
                                                         ----------------------------
Net realized and unrealized gain (loss) on investments       66,390       2,670,012
                                                         ----------------------------
Increase (decrease) in net assets from operations          $ 81,356       2,828,203
                                                         ============================

                                                                 GOLDMAN
                                                              SACHS VARIABLE            J.P. MORGAN
                                                             INSURANCE TRUST          SERIES TRUST II
                                                         -----------------------  ------------------------

                                                           GOLDMAN     GOLDMAN
                                                            SACHS       SACHS                  JPMORGAN
                                                         GROWTH AND    MID CAP     JPMORGAN  INTERNATIONAL
                                                           INCOME       VALUE        BOND       EQUITY
                                                            FUND         FUND     PORTFOLIO    PORTFOLIO
                                                         -------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31, 2008
                                                         -------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                             387,242      986,822    26,242        1,825
   Mortality and expense risk and administrative
      charges (note 4a)                                     341,635    1,586,831     4,688        2,102
                                                         -------------------------------------------------
Net investment income (expense)                              45,607     (600,009)   21,554         (277)
                                                         -------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                              (2,489,796) (11,791,902)   (7,673)      (2,952)
   Change in unrealized appreciation (depreciation)      (6,847,299) (33,163,905)  (70,975)     (70,133)
   Capital gain distributions                                 1,917      169,680        --       16,773
                                                         -------------------------------------------------
Net realized and unrealized gain (loss) on investments   (9,335,178) (44,786,127)  (78,648)     (56,312)
                                                         -------------------------------------------------
Increase (decrease) in net assets from operations        (9,289,571) (45,386,136)  (57,094)     (56,589)
                                                         =================================================

                 See accompanying notes to financial statements

                                                                     J.P. MORGAN
                                                              SERIES TRUST II (CONTINUED)
                                                         ------------------------------------

                                                          JPMORGAN   JPMORGAN     JPMORGAN
                                                          MID CAP     SMALL    U.S. LARGE CAP
                                                           VALUE     COMPANY     CORE EQUITY
                                                         PORTFOLIO  PORTFOLIO     PORTFOLIO
                                                         ------------------------------------
                                                             YEAR ENDED DECEMBER 31, 2008
                                                         ------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                          $  2,485       507           117
   Mortality and expense risk and administrative
      charges (note 4a)                                     2,918       315           127
                                                         ------------------------------------
Net investment income (expense)                              (433)      192           (10)
                                                         ------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                (7,370)     (866)          (26)
   Change in unrealized appreciation (depreciation)       (71,302)   (9,382)       (3,535)
   Capital gain distributions                              12,570     1,823            --
                                                         ------------------------------------
Net realized and unrealized gain (loss) on investments    (66,102)   (8,425)       (3,561)
                                                         ------------------------------------
Increase (decrease) in net assets from operations        $(66,535)   (8,233)       (3,571)
                                                         ====================================


                                                                     JANUS ASPEN SERIES
                                                         ------------------------------------------
                                                                                         FLEXIBLE
                                                            BALANCED      BALANCED         BOND
                                                          PORTFOLIO --  PORTFOLIO --   PORTFOLIO --
                                                         INSTITUTIONAL    SERVICE     INSTITUTIONAL
                                                             SHARES        SHARES        SHARES
                                                         ------------------------------------------
                                                                 YEAR ENDED DECEMBER 31, 2008
                                                         ------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                             4,165,425     3,690,296      994,130
   Mortality and expense risk and administrative
      charges (note 4a)                                     2,335,164     2,583,974      346,679
                                                         ------------------------------------------
Net investment income (expense)                             1,830,261     1,106,322      647,451
                                                         ------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                 4,764,844      (703,824)    (418,924)
   Change in unrealized appreciation (depreciation)       (46,976,294)  (39,640,386)     746,261
   Capital gain distributions                              11,327,007    10,352,033           --
                                                         ------------------------------------------
Net realized and unrealized gain (loss) on investments    (30,884,443)  (29,992,177)     327,337
                                                         ------------------------------------------
Increase (decrease) in net assets from operations         (29,054,182)  (28,885,855)     974,788
                                                         ==========================================

                 See accompanying notes to financial statements

                                                                JANUS ASPEN SERIES (CONTINUED)
                                                         -------------------------------------------
                                                                                       FUNDAMENTAL
                                                             FORTY         FORTY         EQUITY
                                                          PORTFOLIO --  PORTFOLIO --    PORTFOLIO --
                                                         INSTITUTIONAL    SERVICE     INSTITUTIONAL
                                                            SHARES        SHARES         SHARES
                                                         -------------------------------------------
                                                                  YEAR ENDED DECEMBER 31, 2008
                                                         -------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                          $    118,602         8,445          989
   Mortality and expense risk and administrative
      charges (note 4a)                                     1,296,045     1,438,714          130
                                                         -------------------------------------------
Net investment income (expense)                            (1,177,443)   (1,430,269)         859
                                                         -------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                 8,465,398      (486,229)        (553)
   Change in unrealized appreciation (depreciation)       (53,214,832)  (44,332,872)     (14,354)
   Capital gain distributions                                      --            --        4,960
                                                         -------------------------------------------
Net realized and unrealized gain (loss) on investments    (44,749,434)  (44,819,101)      (9,947)
                                                         -------------------------------------------
Increase (decrease) in net assets from operations        $(45,926,877)  (46,249,370)      (9,088)
                                                         ===========================================

                                                               JANUS ASPEN SERIES (CONTINUED)
                                                         -----------------------------------------
                                                         GLOBAL LIFE     GLOBAL      INTERNATIONAL
                                                           SCIENCES     TECHNOLOGY      GROWTH
                                                         PORTFOLIO --  PORTFOLIO --   PORTFOLIO --
                                                           SERVICE        SERVICE    INSTITUTIONAL
                                                            SHARES        SHARES        SHARES
                                                         -----------------------------------------
                                                                YEAR ENDED DECEMBER 31, 2008
                                                         -----------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                                   --         7,442      3,270,650
   Mortality and expense risk and administrative
      charges (note 4a)                                      130,080       124,572      1,744,386
                                                         -----------------------------------------
Net investment income (expense)                             (130,080)     (117,130)     1,526,264
                                                         -----------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                  480,562       (59,164)     8,857,712
   Change in unrealized appreciation (depreciation)       (3,320,644)   (4,373,709)  (103,289,589)
   Capital gain distributions                                     --            --     16,820,834
                                                         -----------------------------------------
Net realized and unrealized gain (loss) on investments    (2,840,082)   (4,432,873)   (77,611,043)
                                                         -----------------------------------------
Increase (decrease) in net assets from operations         (2,970,162)   (4,550,003)   (76,084,779)
                                                         =========================================

                 See accompanying notes to financial statements

                                                                JANUS ASPEN SERIES (CONTINUED)
                                                         -------------------------------------------
                                                         INTERNATIONAL     LARGE CAP      LARGE CAP
                                                             GROWTH         GROWTH         GROWTH
                                                          PORTFOLIO --    PORTFOLIO --  PORTFOLIO --
                                                            SERVICE     INSTITUTIONAL      SERVICE
                                                             SHARES         SHARES         SHARES
                                                         -------------------------------------------
                                                                 YEAR ENDED DECEMBER 31, 2008
                                                         -------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                           $    616,315       648,468         49,811
   Mortality and expense risk and administrative
      charges (note 4a)                                        358,034     1,288,005        134,547
                                                         -------------------------------------------
Net investment income (expense)                                258,281      (639,537)       (84,736)
                                                         -------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                  2,583,542      (287,911)       205,989
   Change in unrealized appreciation (depreciation)        (21,195,717)  (42,364,831)    (4,299,626)
   Capital gain distributions                                3,303,505            --             --
                                                         -------------------------------------------
Net realized and unrealized gain (loss) on investments     (15,308,670)  (42,652,742)    (4,093,637)
                                                         -------------------------------------------
Increase (decrease) in net assets from operations         $(15,050,389)  (43,292,279)    (4,178,373)
                                                         ===========================================

                                                                JANUS ASPEN SERIES (CONTINUED)
                                                         --------------------------------------------
                                                            MID CAP        MID CAP        WORLDWIDE
                                                             GROWTH        GROWTH          GROWTH
                                                          PORTFOLIO --  PORTFOLIO --     PORTFOLIO --
                                                         INSTITUTIONAL    SERVICE       INSTITUTIONAL
                                                             SHARES        SHARES           SHARES
                                                         --------------------------------------------
                                                                 YEAR ENDED DECEMBER 31, 2008
                                                         --------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                               185,837         5,461        1,154,153
   Mortality and expense risk and administrative
      charges (note 4a)                                     1,131,066       148,636        1,415,744
                                                         --------------------------------------------
Net investment income (expense)                              (945,229)     (143,175)       (261,591)
                                                         --------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                 1,519,819       526,172      (4,234,334)
   Change in unrealized appreciation (depreciation)       (45,107,441)   (5,884,742)    (51,658,241)
   Capital gain distributions                               4,486,409       560,429               --
                                                         --------------------------------------------
Net realized and unrealized gain (loss) on investments    (39,101,213)   (4,798,141)    (55,892,575)
                                                         --------------------------------------------
Increase (decrease) in net assets from operations         (40,046,442)   (4,941,316)    (56,154,166)
                                                         ============================================

                 See accompanying notes to financial statements

                                                JANUS
                                             ASPEN SERIES
                                              (CONTINUED)                        JPMORGAN INSURANCE TRUST
                                             ------------  ---------------------------------------------------------------------
                                                                                                        JPMORGAN
                                                                                         JPMORGAN       INSURANCE     JPMORGAN
                                                             JPMORGAN      JPMORGAN      INSURANCE        TRUST       INSURANCE
                                               WORLDWIDE     INSURANCE     INSURANCE       TRUST       DIVERSIFIED      TRUST
                                                GROWTH         TRUST      TRUST CORE   DIVERSIFIED       MID CAP       EQUITY
                                             PORTFOLIO --    BALANCED        BOND         EQUITY         GROWTH         INDEX
                                                SERVICE    PORTFOLIO --  PORTFOLIO --   PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                                                SHARES        CLASS 1       CLASS 1       CLASS 1        CLASS 1       CLASS 1
                                             -----------------------------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31, 2008
                                             -----------------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends               $   105,486         --        130,406         46,653        1,015         10,524
   Mortality and expense risk and
      administrative charges (note 4a)            169,062        330         40,330         14,021        1,182         10,797
                                             -----------------------------------------------------------------------------------
Net investment income (expense)                   (63,576)      (330)        90,076         32,632         (167)          (273)
                                             -----------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments:
   Net realized gain (loss)                      (175,869)      (146)       (39,357)      (152,869)          74       (102,247)
   Change in unrealized appreciation
      (depreciation)                           (5,960,446)   (11,925)       (72,817)      (190,950)       5,804       (133,555)
   Capital gain distributions                          --         --             --         27,755        1,478             --
                                             -----------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments                              (6,136,315)   (12,071)      (112,174)      (316,064)       7,356       (235,802)
                                             -----------------------------------------------------------------------------------
Increase (decrease) in net assets from
   operations                                 $(6,199,891)   (12,401)       (22,098)      (283,432)       7,189       (236,075)
                                             ===================================================================================

                 See accompanying notes to financial statements

                                               JPMORGAN INSURANCE TRUST (CONTINUED)    LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                                             ----------------------------------------  ------------------------------------------
                                               JPMORGAN      JPMORGAN      JPMORGAN     LEGG MASON     LEGG MASON    LEGG MASON
                                               INSURANCE     INSURANCE     INSURANCE     PARTNERS       PARTNERS       PARTNERS
                                                 TRUST         TRUST         TRUST       VARIABLE       VARIABLE       VARIABLE
                                              GOVERNMENT     INTREPID      INTREPID     AGGRESSIVE    CAPITAL AND   CAPITAL AND
                                                 BOND         GROWTH        MID CAP       GROWTH         INCOME         INCOME
                                             PORTFOLIO --  PORTFOLIO --  PORTFOLIO --  PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                                                CLASS 1       CLASS 1       CLASS 1      CLASS II       CLASS I        CLASS II
                                             ------------------------------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31, 2008
                                             ------------------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                $110,769         8,219        10,702             --       208,495         238,463
   Mortality and expense risk and
      administrative charges (note 4a)           37,100        16,866        12,407        143,139       124,660         197,221
                                             ------------------------------------------------------------------------------------
Net investment income (expense)                  73,669        (8,647)       (1,705)      (143,139)       83,835          41,242
                                             ------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments:
   Net realized gain (loss)                      30,996      (158,124)     (288,571)      (324,898)   (1,091,723)     (1,469,186)
   Change in unrealized appreciation
      (depreciation)                             35,169      (253,627)     (103,284)    (3,838,574)   (2,418,191)     (2,591,761)
   Capital gain distributions                        --            --        55,326             --        48,803          54,383
                                             ------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments                                66,165      (411,751)     (336,529)    (4,163,472)   (3,461,111)     (4,006,564)
                                             ------------------------------------------------------------------------------------
Increase (decrease) in net assets
   from operations                             $139,834      (420,398)     (338,234)    (4,306,611)   (3,377,276)     (3,965,322)
                                             ====================================================================================

                 See accompanying notes to financial statements

                                                                                      LEGG MASON
                                                             LEGG MASON PARTNERS       PARTNERS
                                                               VARIABLE EQUITY         VARIABLE
                                                              TRUST (CONTINUED)      INCOME TRUST
                                                         --------------------------  ------------
                                                          LEGG MASON                  LEGG MASON
                                                           PARTNERS     LEGG MASON     PARTNERS
                                                           VARIABLE      PARTNERS      VARIABLE
                                                          FUNDAMENTAL    VARIABLE      STRATEGIC
                                                             VALUE       INVESTORS       BOND
                                                         PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                                                            CLASS I       CLASS I       CLASS I
                                                         ----------------------------------------
                                                               YEAR ENDED DECEMBER 31, 2008
                                                         ----------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                          $   201,167       238,581     1,172,533
   Mortality and expense risk and administrative
      charges (note 4a)                                      200,708       306,978       319,477
                                                         ----------------------------------------
Net investment income (expense)                                  459       (68,397)      853,056
                                                         ----------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                               (1,066,158)      116,965    (2,190,423)
   Change in unrealized appreciation (depreciation)       (4,342,104)   (9,805,656)   (2,926,585)
   Capital gain distributions                                  9,417       604,388            --
                                                         ----------------------------------------
Net realized and unrealized gain (loss) on investments    (5,398,845)   (9,084,303)   (5,117,008)
                                                         ----------------------------------------
Increase (decrease) in net assets from operations        $(5,398,386)   (9,152,700)   (4,263,952)
                                                         ========================================




                                                              MFS(R) VARIABLE INSURANCE TRUST
                                                         ----------------------------------------
                                                            MFS(R)
                                                           INVESTORS      MFS(R)        MFS(R)
                                                            GROWTH       INVESTORS        NEW
                                                             STOCK         TRUST      DISCOVERY
                                                           SERIES --     SERIES --    SERIES --
                                                            SERVICE       SERVICE       SERVICE
                                                         CLASS SHARES  CLASS SHARES  CLASS SHARES
                                                         ----------------------------------------
                                                               YEAR ENDED DECEMBER 31, 2008
                                                         ----------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                               53,224       132,378     1,226,297
   Mortality and expense risk and administrative
      charges (note 4a)                                      277,701       241,996       349,241
                                                         ----------------------------------------
Net investment income (expense)                             (224,477)     (109,618)      877,056
                                                         ----------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                  188,165       424,977    (1,627,954)
   Change in unrealized appreciation (depreciation)       (8,688,933)   (7,522,812)  (13,417,422)
   Capital gain distributions                                888,245     1,061,051     3,576,582
                                                         ----------------------------------------
Net realized and unrealized gain (loss) on investments    (7,612,523)   (6,036,784)  (11,468,794)
                                                         ----------------------------------------
Increase (decrease) in net assets from operations         (7,837,000)   (6,146,402)  (10,591,738)
                                                         ========================================

                 See accompanying notes to financial statements



                                                         MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                                                         -------------------------------------------
                                                             MFS(R)         MFS(R)
                                                           STRATEGIC        TOTAL          MFS(R)
                                                             INCOME         RETURN       UTILITIES
                                                           SERIES --      SERIES --      SERIES --
                                                         SERVICE CLASS  SERVICE CLASS  SERVICE CLASS
                                                             SHARES         SHARES         SHARES
                                                         -------------------------------------------


                                                                 YEAR ENDED DECEMBER 31, 2008
                                                         -------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                             $ 4,599        2,675,711      4,439,962
   Mortality and expense risk and administrative
      charges (note 4a)                                       2,185        1,391,794        980,847
                                                         -------------------------------------------
Net investment income (expense)                               2,414        1,283,917      3,459,115
                                                         -------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                  (1,694)      (4,783,787)    (4,145,632)
   Change in unrealized appreciation (depreciation)          (8,301)     (18,807,240)   (34,403,154)
   Capital gain distributions                                    --        3,712,810      6,709,699
                                                         -------------------------------------------
Net realized and unrealized gain (loss) on investments       (9,995)     (19,878,217)   (31,839,087)
                                                         -------------------------------------------
Increase (decrease) in net assets from operations           $(7,581)     (18,594,300)   (28,379,972)
                                                         ===========================================

                                                                                  OPPENHEIMER
                                                               OLD MUTUAL          VARIABLE
                                                          INSURANCE SERIES FUND  ACCOUNT FUNDS
                                                         ----------------------  -------------


                                                                     OLD MUTUAL
                                                         OLD MUTUAL   LARGE CAP   OPPENHEIMER
                                                          GROWTH II     GROWTH     BALANCED
                                                          PORTFOLIO   PORTFOLIO    FUND/VA
                                                         -------------------------------------
                                                                                  YEAR ENDED
                                                          PERIOD FROM JANUARY 1  DECEMBER 31,
                                                          TO DECEMBER 12, 2008       2008
                                                         ----------------------  -------------
Investment income and expense:
   Income -- Ordinary dividends                                  --      20,104    1,625,634
   Mortality and expense risk and administrative
      charges (note 4a)                                      61,728      82,569      522,649
                                                         -------------------------------------
Net investment income (expense)                             (61,728)    (62,465)   1,102,985
                                                         -------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                (258,978)   (205,097)  (3,478,166)
   Change in unrealized appreciation (depreciation)      (1,721,334) (2,105,629) (18,295,291)
   Capital gain distributions                                    --          --    2,242,000
                                                         -------------------------------------
Net realized and unrealized gain (loss) on investments   (1,980,312) (2,310,726) (19,531,457)
                                                         -------------------------------------
Increase (decrease) in net assets from operations        (2,042,040) (2,373,191) (18,428,472)
                                                         =====================================

                 See accompanying notes to financial statements

                                                                  OPPENHEIMER VARIABLE ACCOUNT
                                                                        FUNDS (CONTINUED)
                                                         ----------------------------------------------
                                                                                        OPPENHEIMER
                                                           OPPENHEIMER    OPPENHEIMER     CAPITAL
                                                            BALANCED        CAPITAL     APPRECIATION
                                                           FUND/VA --    APPRECIATION    FUND/VA --
                                                         SERVICE SHARES     FUND/VA    SERVICE SHARES
                                                         ----------------------------------------------
                                                                 YEAR ENDED DECEMBER 31, 2008
                                                         ----------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                           $  1,685,357       104,920             --
   Mortality and expense risk and administrative
      charges (note 4a)                                        872,451       992,570        191,312
                                                         ----------------------------------------------
Net investment income (expense)                                812,906      (887,650)      (191,312)
                                                         ----------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                 (4,639,902)      800,335       (648,296)
   Change in unrealized appreciation (depreciation)        (22,056,335)  (39,111,844)    (6,250,398)
   Capital gain distributions                                2,504,095            --             --
                                                         ----------------------------------------------
Net realized and unrealized gain (loss) on investments     (24,192,142)  (38,311,509)    (6,898,694)
                                                         ----------------------------------------------
Increase (decrease) in net assets from operations         $(23,379,236)  (39,199,159)    (7,090,006)
                                                         ==============================================

                                                               OPPENHEIMER VARIABLE ACCOUNT
                                                                     FUNDS (CONTINUED)
                                                         -----------------------------------------
                                                                        OPPENHEIMER
                                                                          GLOBAL       OPPENHEIMER
                                                         OPPENHEIMER    SECURITIES        HIGH
                                                          CORE BOND     FUND/VA --       INCOME
                                                           FUND/VA    SERVICE SHARES     FUND/VA
                                                         -----------------------------------------
                                                                YEAR ENDED DECEMBER 31, 2008
                                                         -----------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                            2,011,603      1,375,214     2,398,263
   Mortality and expense risk and administrative
      charges (note 4a)                                      587,858      1,471,604       422,614
                                                         -----------------------------------------
Net investment income (expense)                            1,423,745        (96,390)    1,975,649
                                                         -----------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                               (4,243,715)    (3,143,372)   (5,944,550)
   Change in unrealized appreciation (depreciation)      (13,666,441)   (46,035,381)  (23,779,224)
   Capital gain distributions                                     --      6,131,071            --
                                                         -----------------------------------------
Net realized and unrealized gain (loss) on investments   (17,910,156)   (43,047,682)  (29,723,774)
                                                         -----------------------------------------
Increase (decrease) in net assets from operations        (16,486,411)   (43,144,072)  (27,748,125)
                                                         =========================================

                 See accompanying notes to financial statements


                                                                OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                                                         -----------------------------------------------------------


                                                                           OPPENHEIMER
                                                           OPPENHEIMER     MAIN STREET                  OPPENHEIMER
                                                           MAIN STREET      SMALL CAP    OPPENHEIMER      MIDCAP
                                                            FUND/VA --       FUND/VA --     MIDCAP       FUND/VA --
                                                         SERVICE SHARES  SERVICE SHARES    FUND/VA    SERVICE SHARES
                                                         -----------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31, 2008
                                                         -----------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                           $  1,044,315        446,321             --            --
   Mortality and expense risk and administrative
      charges (note 4a)                                        863,544        939,857        594,135        57,595
                                                         -----------------------------------------------------------
Net investment income (expense)                                180,771       (493,536)      (594,135)      (57,595)
                                                         -----------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                   (889,428)   (14,266,728)      (841,060)     (212,305)
   Change in unrealized appreciation (depreciation)        (18,361,958)   (15,401,150)   (24,862,400)   (2,074,939)
   Capital gain distributions                                2,367,969      2,604,651             --            --
                                                         -----------------------------------------------------------
Net realized and unrealized gain (loss) on investments     (16,883,417)   (27,063,227)   (25,703,460)   (2,287,244)
                                                         -----------------------------------------------------------
Increase (decrease) in net assets from operations         $(16,702,646)   (27,556,763)   (26,297,595)   (2,344,839)
                                                         ===========================================================

                                                            PIMCO VARIABLE INSURANCE
                                                                     TRUST
                                                         -----------------------------
                                                                             PIMCO
                                                                         FOREIGN BOND
                                                             PIMCO         PORTFOLIO
                                                           ALL ASSET     (U.S. DOLLAR-
                                                          PORTFOLIO --     HEDGED) --
                                                         ADVISOR CLASS  ADMINISTRATIVE
                                                             SHARES      CLASS SHARES
                                                         -----------------------------
                                                          YEAR ENDED DECEMBER 31, 2008
                                                         -----------------------------
Investment income and expense:
   Income -- Ordinary dividends                              860,167        221,860
   Mortality and expense risk and administrative
      charges (note 4a)                                      248,200        114,049
                                                         -----------------------------
Net investment income (expense)                              611,967        107,811
                                                         -----------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                               (2,047,841)      (115,071)
   Change in unrealized appreciation (depreciation)       (1,308,931)      (289,028)
   Capital gain distributions                                 25,534             --
                                                         -----------------------------
Net realized and unrealized gain (loss) on investments    (3,331,238)      (404,099)
                                                         -----------------------------
Increase (decrease) in net assets from operations         (2,719,271)      (296,288)
                                                         =============================

                 See accompanying notes to financial statements

                                                                    PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                         ---------------------------------------------------------------
                                                                              PIMCO
                                                             PIMCO          LONG-TERM         PIMCO           PIMCO
                                                           HIGH YIELD    U.S. GOVERNMENT   LOW DURATION    TOTAL RETURN
                                                          PORTFOLIO --     PORTFOLIO --     PORTFOLIO --    PORTFOLIO --
                                                         ADMINISTRATIVE  ADMINISTRATIVE   ADMINISTRATIVE  ADMINISTRATIVE
                                                          CLASS SHARES    CLASS SHARES     CLASS SHARES    CLASS SHARES
                                                         ---------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31, 2008
                                                         ---------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                           $  5,890,522       3,840,602      10,729,419      18,287,002
   Mortality and expense risk and administrative
      charges (note 4a)                                      1,186,644       1,537,304       4,517,047       5,270,506
                                                         ---------------------------------------------------------------
Net investment income (expense)                              4,703,878       2,303,298       6,212,372      13,016,496
                                                         ---------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                 (5,236,032)      1,332,479      (6,022,244)      1,604,748
   Change in unrealized appreciation (depreciation)        (17,179,679)      7,174,061     (10,683,162)     (7,664,083)
   Capital gain distributions                                  254,587         432,511       1,946,669       2,494,913
                                                         ---------------------------------------------------------------
Net realized and unrealized gain (loss) on investments     (22,161,124)      8,939,051     (14,758,737)     (3,564,422)
                                                         ---------------------------------------------------------------
Increase (decrease) in net assets from operations         $(17,457,246)     11,242,349      (8,546,365)      9,452,074
                                                         ===============================================================

                                                            THE PRUDENTIAL SERIES FUND
                                                         --------------------------------


                                                            JENNISON
                                                           20/20 FOCUS        JENNISON
                                                           PORTFOLIO --     PORTFOLIO --
                                                         CLASS II SHARES  CLASS II SHARES
                                                         --------------------------------
                                                           YEAR ENDED DECEMBER 31, 2008
                                                         --------------------------------
Investment income and expense:
   Income -- Ordinary dividends                              3,033,281           1,908
   Mortality and expense risk and administrative
      charges (note 4a)                                        790,311          48,823
                                                         --------------------------------
Net investment income (expense)                              2,242,970         (46,915)
                                                         --------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                (23,849,398)        (59,764)
   Change in unrealized appreciation (depreciation)         (4,616,129)     (1,289,691)
   Capital gain distributions                                       --              --
                                                         --------------------------------
Net realized and unrealized gain (loss) on investments     (28,465,527)     (1,349,455)
                                                         --------------------------------
Increase (decrease) in net assets from operations          (26,222,557)     (1,396,370)
                                                         ================================

                 See accompanying notes to financial statements




                                                           THE PRUDENTIAL SERIES FUND (CONTINUED)
                                                         -----------------------------------------
                                                                                           SP
                                                                                       PRUDENTIAL
                                                                             SP           U.S.
                                                           NATURAL     INTERNATIONAL    EMERGING
                                                          RESOURCES        GROWTH         GROWTH
                                                         PORTFOLIO --   PORTFOLIO --  PORTFOLIO --
                                                          CLASS II        CLASS II      CLASS II
                                                           SHARES          SHARES        SHARES
                                                         -----------------------------------------
                                                                YEAR ENDED DECEMBER 31, 2008
                                                         -----------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                          $  6,032,243      25,942         3,280
   Mortality and expense risk and administrative
      charges (note 4a)                                       668,397       1,813           302
                                                         -----------------------------------------
Net investment income (expense)                             5,363,846      24,129         2,978
                                                         -----------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                (8,728,636)     (5,299)          (25)
   Change in unrealized appreciation (depreciation)       (23,129,479)    (92,090)      (11,065)
   Capital gain distributions                                      --          --            --
                                                         -----------------------------------------
Net realized and unrealized gain (loss) on investments    (31,858,115)    (97,389)      (11,090)
                                                         -----------------------------------------
Increase (decrease) in net assets from operations        $(26,494,269)    (73,260)       (8,112)
                                                         =========================================

                                                                                        VAN KAMPEN
                                                             RYDEX      THE UNIVERSAL      LIFE
                                                            VARIABLE    INSTITUTIONAL   INVESTMENT
                                                             TRUST       FUNDS, INC.       TRUST
                                                         -------------  -------------  ------------



                                                                          EQUITY AND      CAPITAL
                                                                            INCOME        GROWTH
                                                                         PORTFOLIO --  PORTFOLIO --
                                                         NASDAQ-100(R)     CLASS II      CLASS II
                                                             FUND           SHARES        SHARES
                                                         ------------------------------------------
                                                                YEAR ENDED DECEMBER 31, 2008
                                                         ------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                               11,573        287,834         17,169
   Mortality and expense risk and administrative
      charges (note 4a)                                      116,630        190,970        131,540
                                                         ------------------------------------------
Net investment income (expense)                             (105,057)        96,864       (114,371)
                                                         ------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                  (52,434)    (1,072,825)       259,611
   Change in unrealized appreciation (depreciation)       (3,690,934)    (1,878,975)    (5,354,699)
   Capital gain distributions                                     --        228,793             --
                                                         ------------------------------------------
Net realized and unrealized gain (loss) on investments    (3,743,368)    (2,723,007)    (5,095,088)
                                                         ------------------------------------------
Increase (decrease) in net assets from operations         (3,848,425)    (2,626,143)    (5,209,459)
                                                         ==========================================

                 See accompanying notes to financial statements

                                                           VAN KAMPEN
                                                         LIFE INVESTMENT
                                                              TRUST             XTF
                                                            (CONTINUED)    ADVISORS TRUST
                                                         ---------------  ----------------
                                                            COMSTOCK           ETF 60
                                                           PORTFOLIO --      PORTFOLIO --
                                                         CLASS II SHARES  CLASS II SHARES
                                                         ---------------  ----------------
                                                           YEAR ENDED       PERIOD FROM
                                                          DECEMBER 31,       JANUARY 1
                                                               2008       TO JUNE 20, 2008
                                                         ---------------  ----------------
Investment income and expense:
   Income -- Ordinary dividends                           $  2,992,541        109,181
   Mortality and expense risk and administrative
      charges (note 4a)                                      1,856,376         69,799
                                                          --------------------------------
Net investment income (expense)                              1,136,165         39,382
                                                          --------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                (30,908,764)      (290,067)
   Change in unrealized appreciation (depreciation)        (28,335,786)        96,032
   Capital gain distributions                                5,528,592             --
                                                          --------------------------------
Net realized and unrealized gain (loss) on investments     (53,715,958)      (194,035)
                                                          --------------------------------
Increase (decrease) in net assets from operations         $(52,579,793)      (154,653)
                                                          ================================

                 See accompanying notes to financial statements

                  GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                       Statements of Changes in Net Assets

                                                                                       AIM VARIABLE INSURANCE FUNDS
                                                                             --------------------------------------------------
                                                                                                          AIM V.I. CAPITAL
                                                                             AIM V.I. BASIC VALUE      APPRECIATION FUND --
                                                    CONSOLIDATED TOTAL       FUND -- SERIES II SHARES     SERIES I SHARES
                                            -----------------------------------------------------------------------------------
                                                        YEAR ENDED                 YEAR ENDED                 YEAR ENDED
                                                        DECEMBER 31,              DECEMBER 31,               DECEMBER 31,
                                            -----------------------------------------------------------------------------------
                                                  2008            2007           2008        2007          2008        2007
                                            -----------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $   130,203,596     128,945,841      133,230    (354,244)     (289,856)   (440,135)
   Net realized gain (loss) on investments     (751,021,426)    476,304,282   (2,008,701)  1,670,923        83,385   1,687,199
   Change in unrealized appreciation
      (depreciation) on investments          (3,501,199,090)   (217,200,967) (13,972,955) (2,731,702)  (10,001,670)  1,526,229
   Capital gain distributions                   256,260,930     468,080,872    3,176,931   1,473,180            --          --
                                            -----------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                  (3,865,755,990)    856,130,028  (12,671,495)     58,157   (10,208,141)  2,773,293
                                            -----------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                               1,850,944,939   2,119,699,715      152,627   1,145,091       236,252     216,596
   Death benefits                              (147,217,287)   (119,125,859)     (46,580)         --       (82,245)   (211,662)
   Surrenders                                (1,306,500,630) (1,527,279,041)  (1,961,736) (2,325,077)   (2,833,303) (4,430,618)
   Administrative expenses                      (17,720,196)    (13,610,276)     (43,757)    (64,472)      (38,403)    (52,546)
   Capital contribution (withdrawal)             11,365,728      (6,700,000)          --          --            --          --
   Transfers between subaccounts
      (including fixed account), net             50,840,617     151,849,035     (508,626) (2,904,475)   (1,286,987) (2,586,468)
                                            -----------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions           441,713,171     604,833,574   (2,408,072) (4,148,933)   (4,004,686) (7,064,698)
                                            -----------------------------------------------------------------------------------
Increase (decrease) in net assets            (3,424,042,819)  1,460,963,602  (15,079,567) (4,090,776)  (14,212,827) (4,291,405)
Net assets at beginning of year              11,502,083,585  10,041,119,983   25,721,782  29,812,558    25,928,937  30,220,342
                                            -----------------------------------------------------------------------------------
Net assets at end of year                   $ 8,078,040,766  11,502,083,585   10,642,215  25,721,782    11,716,110  25,928,937
                                            ===================================================================================
Changes in units (note 5):
   Units purchased                                                               630,443     506,008       256,659     176,832
   Units redeemed                                                               (818,483)   (755,743)     (909,413) (1,090,581)
                                                                             --------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                                                  (188,040)   (249,735)     (652,754)   (913,749)
                                                                             ==================================================

                 See accompanying notes to financial statements

                                                         AIM VARIABLE INSURANCE FUNDS (CONTINUED)
                                            ------------------------------------------------------------------
                                             AIM V.I. CAPITAL                              AIM V.I. GLOBAL
                                            DEVELOPMENT FUND --  AIM V.I. CORE EQUITY      REAL ESTATE FUND --
                                               SERIES I SHARES   FUND -- SERIES I SHARES    SERIES II SHARES
                                            ------------------------------------------------------------------
                                                  YEAR ENDED            YEAR ENDED           YEAR ENDED
                                                 DECEMBER 31,           DECEMBER 31,         DECEMBER 31,
                                            ------------------------------------------------------------------
                                              2008     2007          2008        2007       2008     2007
                                            ------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)           $    195     470         102,704    (155,265)   32,765   16,212
   Net realized gain (loss) on investments       (480)  1,187         (77,231)  1,041,150   (89,646)    (691)
   Change in unrealized appreciation
      (depreciation) on investments           (15,917)   (820)     (7,213,621)    973,988  (100,543) (53,945)
   Capital gain distributions                   2,843   1,075              --          --    42,307   31,204
                                            ------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (13,359)  1,912      (7,188,148)  1,859,873  (115,117)  (7,220)
                                            ------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                    --      --         474,388     165,417    26,922   62,208
   Death benefits                                  --      --          19,269    (328,779)       --       --
   Surrenders                                      --      --      (3,779,040) (4,660,356)  (10,726)  (2,567)
   Administrative expenses                         --      --         (38,549)    (44,088)     (403)    (408)
   Capital contribution (withdrawal)               --      --              --          --        --       --
   Transfers between subaccounts
      (including fixed account), net            8,928   1,971        (256,676) (1,306,242)  196,895  142,034
                                            ------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions           8,928   1,971      (3,580,608) (6,174,048)  212,688  201,267
                                            ------------------------------------------------------------------
Increase (decrease) in net assets              (4,431)  3,883     (10,768,756) (4,314,175)   97,571  194,047
Net assets at beginning of year                21,381  17,498      25,385,561  29,699,736   241,530   47,483
                                            ------------------------------------------------------------------
Net assets at end of year                    $ 16,950  21,381      14,616,805  25,385,561   339,101  241,530
                                            ==================================================================
Changes in units (note 5):
   Units purchased                                890     491         334,133     176,622   107,446   23,380
   Units redeemed                                (216)   (359)       (687,615)   (717,860)  (77,678)  (8,381)
                                            ------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                    674     132        (353,482)   (541,238)   29,768   14,999
                                            ==================================================================

                 See accompanying notes to financial statements

                                                                    AIM VARIABLE INSURANCE FUNDS (CONTINUED)
                                                   ----------------------------------------------------------------------
                                                   AIM V.I. GOVERNMENT     AIM V.I. INTERNATIONAL     AIM V.I. LARGE CAP
                                                    SECURITIES FUND --          GROWTH FUND --            GROWTH FUND --
                                                     SERIES I SHARES          SERIES II SHARES         SERIES I SHARES
                                                   ----------------------------------------------------------------------
                                                        YEAR ENDED              YEAR ENDED               YEAR ENDED
                                                       DECEMBER 31,             DECEMBER 31,            DECEMBER 31,
                                                   ----------------------------------------------------------------------
                                                       2008     2007         2008          2007        2008       2007
                                                   ----------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)                   $   645      703    (1,075,017)      (869,471)     (354)      (430)
   Net realized gain (loss) on investments               782     (343)  (21,419,236)     4,677,982       121        327
   Change in unrealized appreciation
      (depreciation) on investments                      979      217   (28,473,284)     2,946,219   (11,523)     4,046
   Capital gain distributions                             --       --       908,027             --        --         --
                                                   ----------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                            2,406      577   (50,059,510)     6,754,730   (11,756)     3,943
                                                   ----------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                          240      623    39,623,706     35,698,548        --         --
   Death benefits                                         --       --      (412,136)      (128,277)       --         --
   Surrenders                                             --   (1,575)   (4,701,797)    (4,733,494)   (1,392)    (2,000)
   Administrative expenses                                --       --      (205,582)      (116,370)      (98)      (101)
   Capital contribution (withdrawal)                      --       --            --             --        --         --
   Transfers between subaccounts
      (including fixed account), net                  (1,066)   5,737   (22,595,440)     8,535,091      (370)       847
                                                   ----------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions                   (826)   4,785    11,708,751     39,255,498    (1,860)    (1,254)
                                                   ----------------------------------------------------------------------
Increase (decrease) in net assets                      1,580    5,362   (38,350,759)    46,010,228   (13,616)     2,689
Net assets at beginning of year                       20,918   15,556    89,441,029     43,430,801    31,303     28,614
                                                   ----------------------------------------------------------------------
Net assets at end of year                            $22,498   20,918    51,090,270     89,441,029    17,687     31,303
                                                   ======================================================================
Changes in units (note 5):
   Units purchased                                     2,648    2,403    16,579,773      6,317,075        55         86
   Units redeemed                                     (2,702)  (2,068)  (15,878,776)    (3,616,229)     (246)      (199)
                                                   ----------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                           (54)     335       700,997      2,700,846      (191)      (113)
                                                   ======================================================================

                 See accompanying notes to financial statements

                                                          AIM VARIABLE INSURANCE FUNDS (CONTINUED)
                                                   -------------------------------------------------------

                                                   AIM V.I. TECHNOLOGY FUND --  AIM V.I. UTILITIES FUND --
                                                        SERIES I SHARES             SERIES I SHARES
                                                   -------------------------------------------------------
                                                            YEAR ENDED                  YEAR ENDED
                                                           DECEMBER 31,                DECEMBER 31,
                                                   -------------------------------------------------------
                                                         2008        2007            2008         2007
                                                   -------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)                    $   (69)         (84)            97          55
   Net realized gain (loss) on investments                  1           17            (32)        554
   Change in unrealized appreciation
      (depreciation) on investments                    (5,094)         795         (2,139)        (70)
   Capital gain distributions                              --           --            462         154
                                                   -------------------------------------------------------
         Increase (decrease) in net assets
            from operations                            (5,162)         728         (1,612)        693
                                                   -------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                            --           --             --          68
   Death benefits                                          --           --             --          --
   Surrenders                                              --           --             --          --
   Administrative expenses                                 --           --             --          --
   Capital contribution (withdrawal)                       --           --             --          --
   Transfers between subaccounts
      (including fixed account), net                      223           60          1,371      (5,789)
                                                   -------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions                     223           60          1,371      (5,721)
                                                   -------------------------------------------------------
Increase (decrease) in net assets                      (4,939)         788           (241)     (5,028)
Net assets at beginning of year                        11,295       10,507          3,717       8,745
                                                   -------------------------------------------------------
Net assets at end of year                             $ 6,356       11,295          3,476       3,717
                                                   =======================================================
Changes in units (note 5):
   Units purchased                                         69           18            165           6
   Units redeemed                                          --           --            (51)       (533)
                                                   -------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                             69           18            114        (527)
                                                   =======================================================

                                                      THE ALGER AMERICAN FUND
                                                   ----------------------------
                                                   ALGER AMERICAN -- LARGECAP
                                                         GROWTH PORTFOLIO --
                                                         CLASS O SHARES
                                                   ----------------------------
                                                             YEAR ENDED
                                                            DECEMBER 31,
                                                   ----------------------------
                                                         2008          2007
                                                   ----------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)                     (677,700)      (914,294)
   Net realized gain (loss) on investments           (1,020,323)     2,797,065
   Change in unrealized appreciation
      (depreciation) on investments                 (30,086,377)    11,837,601
   Capital gain distributions                                --             --
                                                   ----------------------------
         Increase (decrease) in net assets
            from operations                         (31,784,400)    13,720,372
                                                   ----------------------------
From capital transactions (note 4):
   Net premiums                                         112,552        173,362
   Death benefits                                      (516,583)      (823,923)
   Surrenders                                       (10,319,560)   (16,116,889)
   Administrative expenses                              (77,077)       (94,787)
   Capital contribution (withdrawal)                         --             --
   Transfers between subaccounts
      (including fixed account), net                 (2,782,495)    (5,272,820)
                                                   ----------------------------
         Increase (decrease) in net assets
            from capital transactions               (13,583,163)   (22,135,057)
                                                   ----------------------------
Increase (decrease) in net assets                   (45,367,563)    (8,414,685)
Net assets at beginning of year                      77,446,556     85,861,241
                                                   ----------------------------
Net assets at end of year                            32,078,993     77,446,556
                                                   ============================
Changes in units (note 5):
   Units purchased                                      561,205        410,572
   Units redeemed                                    (1,692,892)    (1,879,363)
                                                   ----------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                       (1,131,687)    (1,468,791)
                                                   ============================

                 See accompanying notes to financial statements

                                                        THE ALGER AMERICAN
                                                         FUND (CONTINUED)
                                                   ----------------------------
                                                          ALGER AMERICAN
                                                   SMALLCAP GROWTH PORTFOLIO --
                                                          CLASS O SHARES
                                                   ----------------------------

                                                            YEAR ENDED
                                                           DECEMBER 31,
                                                   ----------------------------
                                                         2008         2007
                                                   ----------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)                  $   (637,075)   (1,047,934)
   Net realized gain (loss) on investments             2,088,139     9,182,649
   Change in unrealized appreciation
      (depreciation) on investments                  (28,796,154)    2,367,531
   Capital gain distributions                            616,947            --
                                                   ----------------------------
         Increase (decrease) in net assets
            from operations                          (26,728,143)   10,502,246
                                                   ----------------------------
From capital transactions (note 4):
   Net premiums                                           58,313        71,411
   Death benefits                                       (373,231)     (298,378)
   Surrenders                                         (8,545,091)  (16,487,750)
   Administrative expenses                               (60,706)      (79,490)
   Capital contribution (withdrawal)                          --            --
   Transfers between subaccounts
      (including fixed account), net                  (4,396,839)   (1,674,776)
                                                   ----------------------------
         Increase (decrease) in net assets
            from capital transactions                (13,317,554)  (18,468,983)
                                                   ----------------------------
Increase (decrease) in net assets                    (40,045,697)   (7,966,737)
Net assets at beginning of year                       65,664,192    73,630,929
                                                   ----------------------------
Net assets at end of year                           $ 25,618,495    65,664,192
                                                   ============================
Changes in units (note 5):
   Units purchased                                       759,711       851,214
   Units redeemed                                     (1,950,500)   (2,201,194)
                                                   ----------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                        (1,190,789)   (1,349,980)
                                                   ============================


                                                     ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                                                   --------------------------------------------------------
                                                    ALLIANCEBERNSTEIN BALANCED     ALLIANCEBERNSTEIN GLOBAL
                                                     WEALTH STRATEGY PORTFOLIO --   TECHNOLOGY PORTFOLIO --
                                                              CLASS B                     CLASS B
                                                   --------------------------------------------------------
                                                                    PERIOD FROM
                                                    YEAR ENDED     AUGUST 27 TO          YEAR ENDED
                                                   DECEMBER 31,     DECEMBER 31         DECEMBER 31,
                                                   --------------------------------------------------------
                                                        2008           2007           2008          2007
                                                   --------------------------------------------------------
Increase (decrease) in net assets
From operations:
Net investment income (expense)                        176,297         (23,113)       (69,559)     (89,790)
   Net realized gain (loss) on investments          (1,213,550)         (2,604)      (489,929)     419,640
   Change in unrealized appreciation
      (depreciation) on investments                 (4,705,150)        (68,480)    (2,412,520)     353,030
   Capital gain distributions                          286,892              --             --           --
                                                   --------------------------------------------------------
         Increase (decrease) in net assets
            from operations                         (5,455,511)        (94,197)    (2,972,008)     682,880
                                                   --------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                     12,795,616       6,241,612        313,536      639,498
   Death benefits                                           --              --         (8,555)    (198,250)
   Surrenders                                         (289,666)          9,244       (310,570)    (363,985)
   Administrative expenses                             (46,984)             --        (11,875)     (17,127)
   Capital contribution (withdrawal)                        --              --             --           --
   Transfers between subaccounts
      (including fixed account), net                 1,813,323       1,193,171       (343,423)   1,541,374
                                                   --------------------------------------------------------
        Increase (decrease) in net assets
            from capital transactions               14,272,289       7,444,027       (360,887)   1,601,510
                                                   --------------------------------------------------------
Increase (decrease) in net assets                    8,816,778       7,349,830     (3,332,895)   2,284,390
Net assets at beginning of year                      7,349,830              --      6,431,018    4,146,628
                                                   --------------------------------------------------------
Net assets at end of year                           16,166,608       7,349,830      3,098,123    6,431,018
                                                   ========================================================
Changes in units (note 5):
   Units purchased                                   3,164,598         803,285        312,615      616,284
   Units redeemed                                   (1,525,083)        (79,165)      (327,582)    (528,601)
                                                   --------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                       1,639,515         724,120        (14,967)      87,683
                                                   ========================================================

                 See accompanying notes to financial statements

                                                  ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED)
                                            -------------------------------------------------------------------------------
                                                                             ALLIANCEBERNSTEIN         ALLIANCEBERNSTEIN
                                             ALLIANCEBERNSTEIN GROWTH          INTERNATIONAL                LARGE CAP
                                              AND INCOME PORTFOLIO --        VALUE PORTFOLIO --       GROWTH PORTFOLIO --
                                                     CLASS B                      CLASS B                   CLASS B
                                            -------------------------------------------------------------------------------
                                                     YEAR ENDED                 YEAR ENDED                YEAR ENDED
                                                    DECEMBER 31,               DECEMBER 31,              DECEMBER 31,
                                            -------------------------------------------------------------------------------
                                                 2008          2007         2008          2007        2008         2007
                                            -------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)           $  2,961,181      (40,516)      447,866      981,152     (348,147)   (480,770)
   Net realized gain (loss) on investments     (9,412,542)  11,334,152   (96,941,416)   6,362,171      (72,512)  1,572,046
   Change in unrealized appreciation
      (depreciation) on investments           (66,723,036) (13,350,563)  (54,775,978)  (7,494,177) (10,586,164)  2,313,694
   Capital gain distributions                  17,130,860    7,975,486     8,477,020    3,022,073           --          --
                                            -------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (56,043,537)   5,918,559  (142,792,508)   2,871,219  (11,006,823)  3,404,970
                                            -------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                 1,376,160    2,117,172    82,871,961   79,501,942      202,773     518,066
   Death benefits                                (442,688)  (1,045,505)   (1,285,248)     (38,167)     (80,132)   (290,852)
   Surrenders                                 (16,645,597) (25,586,366)   (8,874,504)  (8,814,972)  (3,017,337) (4,608,315)
   Administrative expenses                       (201,234)    (302,606)     (381,305)    (213,543)     (49,034)    (59,178)
   Capital contribution (withdrawal)                   --           --            --           --           --          --
   Transfers between subaccounts
      (including fixed account), net           (8,425,981) (13,197,460)  (41,218,651)   7,894,784     (391,006) (1,970,986)
                                            -------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (24,339,340) (38,014,765)   31,112,253   78,330,044   (3,334,736) (6,411,265)
                                            -------------------------------------------------------------------------------
Increase (decrease) in net assets             (80,382,877) (32,096,206) (111,680,255)  81,201,263  (14,341,559) (3,006,295)
Net assets at beginning of year               151,327,250  183,423,456   180,154,479   98,953,216   29,206,024  32,212,319
                                            -------------------------------------------------------------------------------
Net assets at end of year                    $ 70,944,373  151,327,250    68,474,224  180,154,479   14,864,465  29,206,024
                                            ===============================================================================
Changes in units (note 5):
   Units purchased                              1,798,593    1,550,818    42,126,487   13,327,844      531,215     322,806
   Units redeemed                              (3,850,834)  (4,198,974)  (43,112,041)  (7,728,047)  (1,084,439) (1,184,014)
                                            -------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                 (2,052,241)  (2,648,156)     (985,554)   5,599,797     (553,224)   (861,208)
                                            ===============================================================================

                 See accompanying notes to financial statements

                                                ALLIANCEBERNSTEIN
                                                VARIABLE PRODUCTS
                                                   SERIES FUND,                    AMERICAN CENTURY
                                                INC. (CONTINUED)              VARIABLE PORTFOLIOS, INC.
                                            -------------------------  ---------------------------------------
                                             ALLIANCEBERNSTEIN SMALL      VP INCOME &       VP INTERNATIONAL
                                             CAP GROWTH PORTFOLIO --    GROWTH FUND --           FUND --
                                                     CLASS B                CLASS I             CLASS I
                                            -------------------------------------------------------------------
                                                    YEAR ENDED            YEAR ENDED           YEAR ENDED
                                                   DECEMBER 31,           DECEMBER 31,        DECEMBER 31,
                                            -------------------------------------------------------------------
                                                 2008         2007       2008     2007      2008        2007
                                            -------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)           $  (101,181)    (130,304)     210       58     (29,233)   (33,488)
   Net realized gain (loss) on investments    (1,116,850)     911,004   (4,047)   2,692    (773,617)   151,977
   Change in unrealized appreciation
      (depreciation) on investments           (2,904,542)     (53,744) (56,791)  (4,601) (1,176,740)   253,981
   Capital gain distributions                         --           --   13,372       --     268,768         --
                                            -------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (4,122,573)     726,956  (47,256)  (1,851) (1,710,822)   372,470
                                            -------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                  544,629      603,523       --       --     294,916  1,279,736
   Death benefits                                (79,521)     (76,335)      --       --          --         --
   Surrenders                                 (1,051,241)  (1,676,864)  (5,500)  (5,653)   (177,020)   (77,565)
   Administrative expenses                       (14,172)     (15,111)    (212)    (272)     (3,887)    (2,117)
   Capital contribution (withdrawal)                  --           --       --       --          --         --
   Transfers between subaccounts
      (including fixed account), net          (2,030,859)   4,128,417    9,110    4,586     173,922    202,680
                                            -------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (2,631,164)   2,963,630    3,398   (1,339)    287,931  1,402,734
                                            -------------------------------------------------------------------
Increase (decrease) in net assets             (6,753,737)   3,690,586  (43,858)  (3,190) (1,422,891) 1,775,204
Net assets at beginning of year               11,344,201    7,653,615  132,319  135,509   3,331,108  1,555,904
                                            -------------------------------------------------------------------
Net assets at end of year                    $ 4,590,464   11,344,201   88,461  132,319   1,908,217  3,331,108
                                            ===================================================================
Changes in units (note 5):
   Units purchased                               787,049      888,780    2,040    1,756     879,609    363,424
   Units redeemed                             (1,042,565)    (623,028)  (1,493)  (1,770)   (862,281)  (269,326)
                                            -------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (255,516)     265,752      547      (14)     17,328     94,098
                                            ===================================================================

                 See accompanying notes to financial statements

                                                                                        AMERICAN
                                                  AMERICAN CENTURY VARIABLE         CENTURY VARIABLE
                                                PORTFOLIOS, INC. (CONTINUED)       PORTFOLIOS II, INC.
                                            -----------------------------------------------------------
                                                                                      VP INFLATION
                                               VP ULTRA(R)     VP VALUE FUND --    PROTECTION FUND --
                                             FUND -- CLASS I       CLASS I              CLASS II
                                            -----------------------------------------------------------
                                                 YEAR ENDED       YEAR ENDED          YEAR ENDED
                                                DECEMBER 31,      DECEMBER 31,       DECEMBER 31,
                                            -----------------------------------------------------------
                                              2008     2007     2008     2007       2008        2007
                                            -----------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $ (1,016) (1,158)  11,557    20,151     133,657    119,859
   Net realized gain (loss) on investments      (264)  1,484  (18,932)  (10,986)   (154,504)   (12,921)
   Change in unrealized appreciation
      (depreciation) on investments          (36,472) 10,646  (73,958)  (36,231)  1,816,412    174,616
   Capital gain distributions                  8,680      --   14,184    11,395          --         --
                                            -----------------------------------------------------------
         Increase (decrease) in net assets
            from operations                  (29,072) 10,972  (67,149)  (15,671)  1,795,565    281,554
                                            -----------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                   --      --    5,060    90,266   9,652,860    552,720
   Death benefits                                 --      --       --        --     (41,581)    (6,703)
   Surrenders                                   (662)   (821) (11,172)   (7,966) (2,282,642)  (299,612)
   Administrative expenses                      (269)   (372)    (544)     (502)    (78,650)    (5,228)
   Capital contribution (withdrawal)              --      --       --        --          --         --
   Transfers between subaccounts
      (including fixed account), net          11,069  (7,932)  37,885  (162,112) 71,748,943   (242,339)
                                            -----------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         10,138  (9,125)  31,229   (80,314) 78,998,930     (1,162)
                                            -----------------------------------------------------------
Increase (decrease) in net assets            (18,934)  1,847  (35,920)  (95,985) 80,794,495    280,392
Net assets at beginning of year               62,247  60,400  211,838   307,823   4,157,451  3,877,059
                                            -----------------------------------------------------------
Net assets at end of year                   $ 43,313  62,247  175,918   211,838  84,951,946  4,157,451
                                            ===========================================================
Changes in units (note 5):
   Units purchased                             2,113     254   31,645    36,411  11,086,895    293,480
   Units redeemed                             (1,055) (1,009) (29,639)  (44,440) (3,110,278)  (295,026)
                                            -----------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                 1,058    (755)   2,006    (8,029)  7,976,617     (1,546)
                                            ===========================================================

                 See accompanying notes to financial statements

                                                                 BLACKROCK VARIABLE SERIES FUNDS, INC.
                                            ---------------------------------------------------------------------------
                                                 BLACKROCK BASIC          BLACKROCK GLOBAL        BLACKROCK LARGE CAP
                                               VALUE V.I. FUND --      ALLOCATION V.I. FUND --    GROWTH V.I. FUND --
                                                    CLASS III                 CLASS III                CLASS III
                                            ---------------------------------------------------------------------------
                                                    YEAR ENDED                YEAR ENDED              YEAR ENDED
                                                   DECEMBER 31,              DECEMBER 31,            DECEMBER 31,
                                            ---------------------------------------------------------------------------
                                                2008         2007         2008         2007         2008        2007
                                            ---------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $     58,318     113,694     2,372,846    5,598,731     (38,747)   (45,969)
   Net realized gain (loss) on investments    (2,386,181)     (4,400)  (25,428,483)   4,022,789    (284,019)   203,496
   Change in unrealized appreciation
      (depreciation) on investments           (3,520,316) (2,288,690)  (69,346,094)  (2,929,979) (1,251,518)    30,898
   Capital gain distributions                    132,402   1,944,019     1,666,320   12,116,498          --         --
                                            ---------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (5,715,777)   (235,377)  (90,735,411)  18,808,039  (1,574,284)   188,425
                                            ---------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                1,134,379   2,172,632   189,049,653  165,243,829     130,995    866,549
   Death benefits                                     --          --      (344,724)          --     (27,064)       408
   Surrenders                                   (893,424)   (564,248)  (17,348,540)  (4,858,659)   (196,184)  (418,943)
   Administrative expenses                       (30,787)    (37,746)     (831,224)     (47,806)     (7,052)    (4,905)
   Capital contribution (withdrawal)                  --          --            --           --          --         --
   Transfers between subaccounts
      (including fixed account), net          (1,678,537)  1,552,350    (1,339,538)  26,181,683     817,376   (297,195)
                                            ---------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (1,468,369)  3,122,988   169,185,627  186,519,047     718,071    145,914
                                            ---------------------------------------------------------------------------
Increase (decrease) in net assets             (7,184,146)  2,887,611    78,450,216  205,327,086    (856,213)   334,339
Net assets at beginning of year               16,049,051  13,161,440   265,528,154   60,201,068   3,246,142  2,911,803
                                            ---------------------------------------------------------------------------
Net assets at end of year                   $  8,864,905  16,049,051   343,978,370  265,528,154   2,389,929  3,246,142
                                            ===========================================================================
Changes in units (note 5):
   Units purchased                               568,347     694,401    47,968,111   26,457,651     216,536    179,217
   Units redeemed                               (678,831)   (473,093)  (31,552,594) (11,022,463)   (151,636)  (167,802)
                                            ---------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (110,484)    221,308    16,415,517   15,435,188      64,900     11,415
                                            ===========================================================================

                 See accompanying notes to financial statements

                                            BLACKROCK VARIABLE SERIES
                                             FUNDS, INC. (CONTINUED)            COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
                                            --------------------------  --------------------------------------------------------
                                                  BLACKROCK VALUE       COLUMBIA MARSICO GROWTH   COLUMBIA MARSICO INTERNATIONAL
                                            OPPORTUNITIES V.I. FUND --  FUND, VARIABLE SERIES --    OPPORTUNITIES FUND, VARIABLE
                                                    CLASS III                   CLASS A                   SERIES -- CLASS B
                                            ------------------------------------------------------------------------------------
                                                     YEAR ENDED                YEAR ENDED                    YEAR ENDED
                                                    DECEMBER 31,              DECEMBER 31,                  DECEMBER 31,
                                            ------------------------------------------------------------------------------------
                                                2008         2007           2008         2007           2008          2007
                                            ------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $    96,709       282,370      (609,572)    (914,608)    10,951,513       199,655
   Net realized gain (loss) on investments   (3,139,540)   (1,632,842)      265,504    3,209,101    (38,957,932)   10,175,550
   Change in unrealized appreciation
      (depreciation) on investments               4,600        58,613   (23,945,989)   6,365,696    (71,648,938)    6,491,483
   Capital gain distributions                    76,574     1,084,958            --           --     13,656,501     2,623,749
                                            ------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                  (2,961,657)     (206,901)  (24,290,057)   8,660,189    (85,998,856)   19,490,437
                                            ------------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                 506,871       760,469     2,438,377    3,090,276     37,448,401    36,945,243
   Death benefits                                23,474        (5,741)     (188,487)     (27,524)      (331,495)     (740,216)
   Surrenders                                  (805,342)     (575,076)   (5,233,131)  (4,687,173)    (8,674,466)   (8,272,007)
   Administrative expenses                      (12,099)      (16,404)     (108,464)    (131,817)      (286,335)     (217,826)
   Capital contribution (withdrawal)                 --            --            --           --             --            --
   Transfers between subaccounts
      (including fixed account), net            186,624       251,091   (12,044,622)   7,539,016    (19,489,582)   (6,413,182)
                                            ------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions          (100,472)      414,339   (15,136,327)   5,782,778      8,666,523    21,302,012
                                            ------------------------------------------------------------------------------------
Increase (decrease) in net assets            (3,062,129)      207,438   (39,426,384)  14,442,967    (77,332,333)   40,792,449
Net assets at beginning of year               7,407,520     7,200,082    71,729,481   57,286,514    141,978,282   101,185,833
                                            ------------------------------------------------------------------------------------
Net assets at end of year                   $ 4,345,391     7,407,520    32,303,097   71,729,481     64,645,949   141,978,282
                                            ====================================================================================
Changes in units (note 5):
   Units purchased                              389,998       250,336     1,052,427    1,421,635     17,048,143     6,005,308
   Units redeemed                              (382,925)     (218,422)   (1,946,847)  (1,128,645)   (16,940,949)   (4,538,951)
                                            ------------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                    7,073        31,914      (894,420)     292,990        107,194     1,466,357
                                            ====================================================================================

                 See accompanying notes to financial statements

                                                                              DREYFUS                       DREYFUS
                                                    DREYFUS            INVESTMENT PORTFOLIOS       VARIABLE INVESTMENT FUND
                                            ----------------------  ---------------------------  ---------------------------
                                             THE DREYFUS SOCIALLY
                                              RESPONSIBLE GROWTH        DREYFUS INVESTMENT       DREYFUS VARIABLE INVESTMENT
                                                  FUND, INC. --     PORTFOLIOS -- MIDCAP STOCK       FUND -- MONEY MARKET
                                                 INITIAL SHARES     PORTFOLIO -- INITIAL SHARES           PORTFOLIO
                                            --------------------------------------------------------------------------------
                                                   YEAR ENDED                 YEAR ENDED                  YEAR ENDED
                                                  DECEMBER 31,               DECEMBER 31,                DECEMBER 31,
                                            --------------------------------------------------------------------------------
                                                2008        2007           2008      2007             2008        2007
                                            --------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $   (32,174)   (52,960)        6,860     1,597             4,049      17,199
   Net realized gain (loss) on investments      (53,331)    45,108        (2,198)   (1,473)               --         (94)
   Change in unrealized appreciation
      (depreciation) on investments          (1,634,030)   326,878       (74,044)  (15,191)               (1)         88
   Capital gain distributions                        --         --        10,604    15,542                --          --
                                            --------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                  (1,719,535)   319,026       (58,778)      475             4,048      17,193
                                            --------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                   1,672      4,860            --        --           124,769      61,256
   Death benefits                               (14,581)   (35,646)           --        --          (337,421) (1,063,592)
   Surrenders                                  (255,646)  (475,119)       (1,535)   (1,274)         (582,369)   (918,323)
   Administrative expenses                      (15,928)   (16,003)         (771)     (870)           (1,602)       (527)
   Capital contribution (withdrawal)                 --         --            --        --                --          --
   Transfers between subaccounts
      (including fixed account), net            (35,947)  (113,615)        3,492   (11,425)          952,337   2,019,300
                                            --------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions          (320,430)  (635,523)        1,186   (13,569)          155,714      98,114
                                            --------------------------------------------------------------------------------
Increase (decrease) in net assets            (2,039,965)  (316,497)      (57,592)  (13,094)          159,762     115,307
Net assets at beginning of year               5,055,351  5,371,848       144,039   157,133           638,445     523,138
                                            --------------------------------------------------------------------------------
Net assets at end of year                   $ 3,015,386  5,055,351        86,447   144,039           798,207     638,445
                                            ================================================================================
Changes in units (note 5):
   Units purchased                               14,006      9,073           812       229           172,243     287,588
   Units redeemed                               (68,746)   (99,497)         (515)   (1,226)         (157,690)   (277,834)
                                            --------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (54,740)   (90,424)          297      (997)           14,553       9,754
                                            ================================================================================

                 See accompanying notes to financial statements

                                                                     DWS VARIABLE SERIES II
                                            -----------------------------------------------------------------------
                                               DWS DREMAN HIGH            DWS DREMAN
                                            RETURN EQUITY VIP --  SMALL MID CAP VALUE VIP --  DWS TECHNOLOGY VIP --
                                               CLASS B SHARES           CLASS B SHARES           CLASS B SHARES
                                            -----------------------------------------------------------------------
                                                 YEAR ENDED               YEAR ENDED              YEAR ENDED
                                                DECEMBER 31,             DECEMBER 31,            DECEMBER 31,
                                            -----------------------------------------------------------------------
                                               2008       2007           2008     2007            2008     2007
                                            -----------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)           $  5,354      (898)         6,470    1,868            (138)    (165)
   Net realized gain (loss) on investments    (14,706)      317         (9,881)      34               1       84
   Change in unrealized appreciation
      (depreciation) on investments           (65,820)   (5,445)       (50,344)  (9,759)         (5,498)   1,365
   Capital gain distributions                  16,026     1,113         25,381    7,944              --       --
                                            -----------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (59,146)   (4,913)       (28,374)      87          (5,635)   1,284
                                            -----------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                    --        --             --       --              --      620
   Death benefits                                  --        --             --       --              --       --
   Surrenders                                  (5,226)   (3,388)          (791)    (830)             --      (85)
   Administrative expenses                       (169)     (221)          (268)    (295)            (23)     (27)
   Capital contribution (withdrawal)               --        --             --       --              --       --
   Transfers between subaccounts
      (including fixed account), net            2,254     4,817         (1,104)  18,233             514      (64)
                                            -----------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions          (3,141)    1,208         (2,163)  17,108             491      444
                                            -----------------------------------------------------------------------
Increase (decrease) in net assets             (62,287)   (3,705)       (30,537)  17,195          (5,144)   1,728
Net assets at beginning of year               129,061   132,766         89,041   71,846          11,891   10,163
                                            -----------------------------------------------------------------------
Net assets at end of year                    $ 66,774   129,061         58,504   89,041           6,747   11,891
                                            =======================================================================
Changes in units (note 5):
   Units purchased                              2,875       717            994      869             105       74
   Units redeemed                              (2,713)     (560)          (938)    (148)            (45)     (42)
                                            -----------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                    162       157             56      721              60       32
                                            =======================================================================

                 See accompanying notes to financial statements

                                                                                                       EVERGREEN VARIABLE
                                                          EATON VANCE VARIABLE TRUST                      ANNUITY TRUST
                                            -----------------------------------------------------  --------------------------
                                                                            VT WORLDWIDE HEALTH    EVERGREEN VA OMEGA FUND --
                                            VT FLOATING-RATE INCOME FUND      SCIENCES FUND                  CLASS 2
                                            ---------------------------------------------------------------------------------
                                                     YEAR ENDED                 YEAR ENDED                 YEAR ENDED
                                                    DECEMBER 31,               DECEMBER 31,               DECEMBER 31,
                                            ---------------------------------------------------------------------------------
                                                 2008          2007          2008         2007          2008        2007
                                            ---------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)           $  2,495,355    2,448,128      (151,972)    (169,943)     (20,428)    (13,900)
   Net realized gain (loss) on investments     (9,128,769)    (623,623)     (337,901)     485,605     (609,385)     90,099
   Change in unrealized appreciation
      (depreciation) on investments           (12,343,720)  (1,807,299)   (1,773,454)     103,180     (181,555)     36,824
   Capital gain distributions                          --           --     1,087,048       93,857           --          --
                                            ---------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (18,977,134)      17,206    (1,176,279)     512,699     (811,368)    113,023
                                            ---------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                23,320,624   14,841,094       360,256      582,592       33,508     105,196
   Death benefits                                  36,915      (55,913)      (60,265)    (166,169)          --          --
   Surrenders                                  (5,113,432)  (8,845,646)     (864,675)  (1,249,024)    (115,793)    (34,781)
   Administrative expenses                       (150,986)     (99,176)      (26,858)     (30,527)      (3,606)     (2,513)
   Capital contribution (withdrawal)                   --           --            --           --           --          --
   Transfers between subaccounts
      (including fixed account), net          (24,976,178)  13,062,443       495,284     (766,145)   1,092,079     150,628
                                            ---------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions          (6,883,057)  18,902,802       (96,258)  (1,629,273)   1,006,188     218,530
                                            ---------------------------------------------------------------------------------
Increase (decrease) in net assets             (25,860,191)  18,920,008    (1,272,537)  (1,116,574)     194,820     331,553
Net assets at beginning of year                65,664,291   46,744,283    10,454,303   11,570,877    1,054,985     723,432
                                            ---------------------------------------------------------------------------------
Net assets at end of year                    $ 39,804,100   65,664,291     9,181,766   10,454,303    1,249,805   1,054,985
                                            =================================================================================
Changes in units (note 5):
   Units purchased                             11,687,030    5,402,256       426,182      205,205      920,379     178,077
   Units redeemed                             (12,587,074)  (3,535,497)     (459,986)    (323,676)    (864,695)   (157,203)
                                            ---------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                   (900,044)   1,866,759       (33,804)    (118,471)      55,684      20,874
                                            =================================================================================

                 See accompanying notes to financial statements

                                                                        FEDERATED INSURANCE SERIES
                                            ---------------------------------------------------------------------------------
                                            FEDERATED AMERICAN LEADERS   FEDERATED CAPITAL INCOME  FEDERATED HIGH INCOME BOND
                                             FUND II -- PRIMARY SHARES            FUND II           FUND II -- PRIMARY SHARES
                                            ---------------------------------------------------------------------------------
                                                    YEAR ENDED                  YEAR ENDED                 YEAR ENDED
                                                   DECEMBER 31,                 DECEMBER 31,              DECEMBER 31,
                                            ---------------------------------------------------------------------------------
                                                2008           2007         2008         2007         2008           2007
                                            ---------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $  1,172,146       521,748      562,353      654,449     2,279,745     2,687,460
   Net realized gain (loss) on investments    (4,594,402)      308,651     (688,420)      22,051    (2,669,995)     (150,365)
   Change in unrealized appreciation
      (depreciation) on investments          (11,675,387)   (8,820,304)  (2,632,670)    (220,659)   (6,661,922)   (1,671,322)
   Capital gain distributions                  5,771,902     3,991,606           --           --            --            --
                                            ---------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (9,325,741)   (3,998,299)  (2,758,737)     455,841    (7,052,172)      865,773
                                            ---------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                   12,594        21,366       57,741       41,398        39,540        25,519
   Death benefits                               (378,771)     (371,740)    (215,123)    (185,770)     (426,017)     (468,958)
   Surrenders                                 (4,558,462)   (9,148,608)  (2,332,397)  (3,683,817)   (6,318,537)   (8,924,285)
   Administrative expenses                       (33,847)      (46,971)     (16,852)     (20,087)      (31,665)      (39,977)
   Capital contribution (withdrawal)                  --            --           --           --            --            --
   Transfers between subaccounts
      (including fixed account), net          (1,426,509)   (1,138,308)    (485,659)    (558,623)   (2,131,307)   (1,605,777)
                                            ---------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (6,384,995)  (10,684,261)  (2,992,290)  (4,406,899)   (8,867,986)  (11,013,478)
                                            ---------------------------------------------------------------------------------
Increase (decrease) in net assets            (15,710,736)  (14,682,560)  (5,751,027)  (3,951,058)  (15,920,158)  (10,147,705)
Net assets at beginning of year               30,711,844    45,394,404   14,800,946   18,752,004    33,363,304    43,511,009
                                            ---------------------------------------------------------------------------------
Net assets at end of year                   $ 15,001,108    30,711,844    9,049,919   14,800,946    17,443,146    33,363,304
                                            =================================================================================
Changes in units (note 5):
   Units purchased                               156,816       138,153      205,977      151,791       786,065     1,088,754
   Units redeemed                               (671,917)     (759,475)    (438,790)    (494,112)   (1,386,057)   (1,756,347)
                                            ---------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (515,101)     (621,322)    (232,813)    (342,321)     (599,992)     (667,593)
                                            =================================================================================

                 See accompanying notes to financial statements

                                                                                                            FIDELITY(R) VARIABLE
                                                      FEDERATED INSURANCE SERIES (CONTINUED)              INSURANCE PRODUCTS FUND
                                            --------------------------------------------------------   -----------------------------
                                              FEDERATED HIGH INCOME BOND       FEDERATED KAUFMANN           VIP ASSET MANAGER(SM)
                                              FUND II -- SERVICE SHARES    FUND II -- SERVICE SHARES    PORTFOLIO -- INITIAL CLASS
                                            ----------------------------------------------------------------------------------------
                                                         YEAR ENDED                YEAR ENDED                    YEAR ENDED
                                                         DECEMBER 31,              DECEMBER 31,                  DECEMBER 31,
                                            ----------------------------------------------------------------------------------------
                                                    2008        2007           2008        2007               2008        2007
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)             $  2,513,977   2,376,457        738,447     105,192          7,221,142    5,836,421
   Net realized gain (loss) on investments       (2,466,343)   (100,533)      (362,667)  3,901,205         (2,822,705)   2,070,928
   Change in unrealized appreciation
      (depreciation) on investments              (8,772,916) (1,591,873)   (24,742,325)  3,264,623        (39,696,221)   4,520,804
   Capital gain distributions                            --          --      3,154,616   1,885,860          4,339,514    3,502,659
                                            ----------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                      (8,725,282)    684,051    (21,211,929)  9,156,880        (30,958,270)  15,930,812
                                            ----------------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                     675,912   1,818,981      3,273,067   2,541,184            107,222      126,810
   Death benefits                                  (311,895)   (538,182)      (272,635)   (585,892)        (1,095,159)  (1,397,976)
   Surrenders                                    (4,787,924) (4,881,896)    (3,488,803) (3,770,605)       (15,741,011) (21,801,473)
   Administrative expenses                          (67,093)    (78,181)      (137,370)   (168,967)           (95,706)    (106,510)
   Capital contribution (withdrawal)                     --          --             --          --                 --           --
   Transfers between subaccounts
      (including fixed account), net             (3,143,145)   (647,282)    10,794,034    (137,107)          (641,598)  (1,599,890)
                                            ----------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions            (7,634,145) (4,326,560)    10,168,293  (2,121,387)       (17,466,252) (24,779,039)
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in net assets               (16,359,427) (3,642,509)   (11,043,636)  7,035,493        (48,424,522)  (8,848,227)
Net assets at beginning of year                  38,240,010  41,882,519     56,888,259  49,852,766        116,425,523  125,273,750
                                            ----------------------------------------------------------------------------------------
Net assets at end of year                      $ 21,880,583  38,240,010     45,844,623  56,888,259         68,001,001  116,425,523
                                            ========================================================================================
Changes in units (note 5):
   Units purchased                                  947,435   1,788,020      3,931,834     802,185            478,084      258,065
   Units redeemed                                (1,538,594) (2,102,116)    (1,733,145)   (918,085)        (1,125,455)  (1,142,299)
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                     (591,159)   (314,096)     2,198,689    (115,900)          (647,371)    (884,234)
                                            ========================================================================================

                 See accompanying notes to financial statements

                                                            FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                            -----------------------------------------------------------------------------------
                                               VIP ASSET MANAGER(SM)
                                                     PORTFOLIO             VIP BALANCED PORTFOLIO  VIP CONTRAFUND(R) PORTFOLIO
                                                   -- SERVICE CLASS 2         -- SERVICE CLASS 2          -- INITIAL CLASS
                                            -----------------------------------------------------------------------------------
                                                      YEAR ENDED                 YEAR ENDED                  YEAR ENDED
                                                      DECEMBER 31,               DECEMBER 31,               DECEMBER 31,
                                            -----------------------------------------------------------------------------------
                                                   2008         2007          2008         2007          2008          2007
                                            -----------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)             $  1,553,959   1,019,937        406,270     904,389     (1,094,227)  12,256,613
   Net realized gain (loss) on investments       (1,163,248)    542,112     (4,627,111)    360,723    (21,105,735)  30,284,712
   Change in unrealized appreciation
      (depreciation) on investments              (9,197,084)    896,664    (19,334,511)    (40,812)  (106,852,218) (56,168,795)
   Capital gain distributions                     1,048,704     758,884      1,232,435     289,364      7,070,601   65,112,802
                                            -----------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                      (7,757,669)  3,217,597    (22,322,917)  1,513,664   (121,981,579)  51,485,332
                                            -----------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                      78,332     299,323     12,552,034  29,022,798        702,349      341,085
   Death benefits                                    96,099     (34,537)       (50,697)       (419)    (2,613,889)  (2,968,976)
   Surrenders                                    (1,245,596) (1,947,171)    (3,981,730) (1,453,670)   (46,143,313) (76,152,930)
   Administrative expenses                          (39,086)    (41,405)       (67,465)    (15,665)      (294,675)    (347,451)
   Capital contribution (withdrawal)                     --          --             --          --             --           --
   Transfers between subaccounts
      (including fixed account), net             (1,958,381)   (875,631)     2,738,161   8,201,359    (19,096,384)  (9,859,082)
                                            -----------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions            (3,068,632) (2,599,421)    11,190,303  35,754,403    (67,445,912) (88,987,354)
                                            -----------------------------------------------------------------------------------
Increase (decrease) in net assets               (10,826,301)    618,176    (11,132,614) 37,268,067   (189,427,491) (37,502,022)
Net assets at beginning of year                  27,112,362  26,494,186     55,927,828  18,659,761    328,218,422  365,720,444
                                            -----------------------------------------------------------------------------------
Net assets at end of year                      $ 16,286,061  27,112,362     44,795,214  55,927,828    138,790,931  328,218,422
                                            ===================================================================================
Changes in units (note 5):
   Units purchased                                  669,480     469,845      7,854,516   5,830,216      1,755,648    1,768,321
   Units redeemed                                  (974,594)   (696,843)    (6,514,247) (2,550,421)    (5,042,027)  (5,073,626)
                                            -----------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                     (305,114)   (226,998)     1,340,269   3,279,795     (3,286,379)  (3,305,305)
                                            ===================================================================================

                 See accompanying notes to financial statements

                                                          FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                            --------------------------------------------------------------------------------
                                                                          VIP DYNAMIC CAPITAL
                                            VIP CONTRAFUND(R) PORTFOLIO  APPRECIATION PORTFOLIO  VIP EQUITY-INCOME PORTFOLIO
                                                 -- SERVICE CLASS 2         -- SERVICE CLASS 2         -- INITIAL CLASS
                                            --------------------------------------------------------------------------------
                                                    YEAR ENDED               YEAR ENDED                    YEAR ENDED
                                                   DECEMBER 31,             DECEMBER 31,                  DECEMBER 31,
                                            --------------------------------------------------------------------------------
                                                 2008           2007         2008         2007        2008          2007
                                            --------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)           $  (1,930,303)  10,134,015      (36,762)   172,177      1,578,478    2,318,915
   Net realized gain (loss) on investments     (59,626,810)  13,220,268     (417,896)   253,989    (16,663,825)  18,068,887
   Change in unrealized appreciation
      (depreciation) on investments            (69,029,266) (41,968,061)  (1,329,237)  (446,778)   (86,476,852) (38,599,227)
   Capital gain distributions                    6,168,989   54,068,285       23,247    277,001        216,668   21,346,723
                                            --------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (124,417,390)  35,454,507   (1,760,648)   256,389   (101,345,531)   3,135,298
                                            --------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                 39,509,694   38,586,769      280,831    196,895        289,483      597,498
   Death benefits                                 (957,653)  (1,171,487)     (39,059)   (39,856)    (3,095,410)  (3,430,899)
   Surrenders                                  (19,352,145) (24,537,332)    (192,968)  (765,612)   (37,630,707) (68,625,037)
   Administrative expenses                        (497,242)    (506,748)      (7,682)   (11,698)      (214,706)    (299,846)
   Capital contribution (withdrawal)                    --           --           --         --             --           --
   Transfers between subaccounts
      (including fixed account), net           (51,763,947)   3,858,499     (192,651)  (325,723)   (16,232,421) (12,256,199)
                                            --------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions          (33,061,293)  16,229,701     (151,529)  (945,994)   (56,883,761) (84,014,483)
                                            --------------------------------------------------------------------------------
Increase (decrease) in net assets             (157,478,683)  51,684,208   (1,912,177)  (689,605)  (158,229,292) (80,879,185)
Net assets at beginning of year                274,264,461  222,580,253    4,276,242  4,965,847    273,497,717  354,376,902
                                            --------------------------------------------------------------------------------
Net assets at end of year                    $ 116,785,778  274,264,461    2,364,065  4,276,242    115,268,425  273,497,717
                                            ================================================================================
Changes in units (note 5):
   Units purchased                              16,274,256    8,056,223      127,234     91,231      1,151,505    1,502,128
   Units redeemed                              (20,595,984)  (6,827,809)    (137,556)  (149,214)    (3,571,539)  (4,161,635)
                                            --------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (4,321,728)   1,228,414      (10,322)   (57,983)    (2,420,034)  (2,659,507)
                                            ================================================================================

                 See accompanying notes to financial statements

                                                           FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                            --------------------------------------------------------------------------------------
                                                  VIP EQUITY-INCOME           VIP GROWTH & INCOME          VIP GROWTH & INCOME
                                            PORTFOLIO -- SERVICE CLASS 2  PORTFOLIO -- INITIAL CLASS  PORTFOLIO -- SERVICE CLASS 2
                                            --------------------------------------------------------------------------------------
                                                     YEAR ENDED                   YEAR ENDED                   YEAR ENDED
                                                    DECEMBER 31,                 DECEMBER 31,                 DECEMBER 31,
                                            --------------------------------------------------------------------------------------
                                                  2008          2007           2008         2007            2008        2007
                                            --------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)           $      10,491    1,230,430        782,406    2,158,042         359,644     857,191
   Net realized gain (loss) on investments     (37,023,041)   7,736,911     (1,388,704)   3,547,464        (801,080)  1,773,109
   Change in unrealized appreciation
      (depreciation) on investments            (42,069,586) (23,209,520)   (25,249,430)     123,427     (14,280,973)     62,175
   Capital gain distributions                      145,122   13,390,721      4,116,891      937,721       2,279,956     440,583
                                            --------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                    (78,937,014)    (851,458)   (21,738,837)   6,766,654     (12,442,453)  3,133,058
                                            --------------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                 24,108,459   18,373,427         29,246       54,983         975,579   2,831,797
   Death benefits                                 (723,614)    (842,684)      (996,170)    (514,494)          4,337    (471,958)
   Surrenders                                  (15,125,458) (17,047,726)    (7,484,432) (14,792,227)     (2,600,523) (4,675,705)
   Administrative expenses                        (278,888)    (298,728)       (71,217)     (87,190)        (53,276)    (66,363)
   Capital contribution (withdrawal)                    --           --             --           --              --          --
   Transfers between subaccounts
      (including fixed account), net           (33,408,167)   3,726,695     (3,346,571)  (2,014,288)     (3,187,303) (1,508,052)
                                            --------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions          (25,427,668)   3,910,984    (11,869,144) (17,353,216)     (4,861,186) (3,890,281)
                                            --------------------------------------------------------------------------------------
Increase (decrease) in net assets             (104,364,682)   3,059,526    (33,607,981) (10,586,562)    (17,303,639)   (757,223)
Net assets at beginning of year                170,976,745  167,917,219     59,735,960   70,322,522      32,267,638  33,024,861
                                            --------------------------------------------------------------------------------------
Net assets at end of year                    $  66,612,063  170,976,745     26,127,979   59,735,960      14,963,999  32,267,638
                                            ======================================================================================
Changes in units (note 5):
   Units purchased                              12,421,510    5,270,101        312,726      268,876         360,186     439,403
   Units redeemed                              (16,361,289)  (4,693,673)    (1,259,012)  (1,381,849)       (866,002)   (782,594)
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (3,939,779)     576,428       (946,286)  (1,112,973)       (505,816)   (343,191)
                                            ======================================================================================

                 See accompanying notes to financial statements

                                                       FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                            -------------------------------------------------------------------------------
                                             VIP GROWTH OPPORTUNITIES    VIP GROWTH PORTFOLIO --  VIP GROWTH PORTFOLIO --
                                            PORTFOLIO -- INITIAL CLASS       INITIAL CLASS            SERVICE CLASS 2
                                            -------------------------------------------------------------------------------
                                                    YEAR ENDED                 YEAR ENDED                YEAR ENDED
                                                   DECEMBER 31,               DECEMBER 31,              DECEMBER 31,
                                            -------------------------------------------------------------------------------
                                                2008          2007          2008         2007         2008         2007
                                            -------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $   (154,612)    (302,631)     (697,469)    (706,306)    (411,887)    (593,092)
   Net realized gain (loss) on investments      (365,679)   1,392,403       761,772    6,811,401    1,291,244    5,126,325
   Change in unrealized appreciation
      (depreciation) on investments           (9,944,231)   2,889,257   (64,684,717)  28,498,992  (24,153,439)   6,427,308
   Capital gain distributions                         --           --            --           --           --           --
                                            -------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                  (10,464,522)   3,979,029   (64,620,414)  34,604,087  (23,274,082)  10,960,541
                                            -------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                    6,877       24,226       189,858      247,881      445,220    1,230,981
   Death benefits                                (69,230)    (172,229)     (946,682)  (1,434,591)    (517,929)    (650,940)
   Surrenders                                 (2,428,379)  (3,662,371)  (18,622,898) (30,411,937)  (7,053,468)  (7,467,551)
   Administrative expenses                       (21,342)     (25,989)     (133,599)    (158,243)     (82,096)    (105,867)
   Capital contribution (withdrawal)                  --           --            --           --           --           --
   Transfers between subaccounts
      (including fixed account), net            (248,211)    (162,611)   (4,955,153)  (5,668,652)  (7,288,279)   6,741,157
                                            -------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (2,760,285)  (3,998,974)  (24,468,474) (37,425,542) (14,496,552)    (252,220)
                                            -------------------------------------------------------------------------------
Increase (decrease) in net assets            (13,224,807)     (19,945)  (89,088,888)  (2,821,455) (37,770,634)  10,708,321
Net assets at beginning of year               20,619,762   20,639,707   152,420,541  155,241,996   60,376,859   49,668,538
                                            -------------------------------------------------------------------------------
Net assets at end of year                   $  7,394,955   20,619,762    63,331,653  152,420,541   22,606,225   60,376,859
                                            ===============================================================================
Changes in units (note 5):
   Units purchased                               302,807      318,477       704,062      765,512    1,852,601    2,716,140
   Units redeemed                               (637,526)    (664,812)   (1,976,610)  (2,261,466)  (3,713,701)  (2,879,562)
                                            -------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (334,719)    (346,335)   (1,272,548)  (1,495,954)  (1,861,100)    (163,422)
                                            ===============================================================================

                 See accompanying notes to financial statements

                                                          FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                            -----------------------------------------------------------------------------------
                                              VIP INVESTMENT GRADE BOND   VIP MID CAP PORTFOLIO --   VIP MID CAP PORTFOLIO --
                                            PORTFOLIO -- SERVICE CLASS 2        INITIAL CLASS            SERVICE CLASS 2
                                            -----------------------------------------------------------------------------------
                                                           PERIOD FROM
                                              YEAR ENDED     MAY 1 TO           YEAR ENDED                   YEAR ENDED
                                             DECEMBER 31,  DECEMBER 31,        DECEMBER 31,                 DECEMBER 31,
                                            -----------------------------------------------------------------------------------
                                                 2008          2007           2008       2007            2008          2007
                                            -----------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)           $    601,262     (175,336)       1,278        445         6,222,932    (2,361,520)
   Net realized gain (loss) on investments     (2,805,645)     102,805         (117)     4,996       (21,912,872)   14,488,476
   Change in unrealized appreciation
      (depreciation) on investments              (770,605)     599,163      (19,629)    (3,719)      (99,155,588)   (3,132,195)
   Capital gain distributions                          --           --        3,718      3,121        23,612,799    23,107,638
                                            -----------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                    (2,974,988)     526,632      (14,750)     4,843       (91,232,729)   32,102,399
                                            -----------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                22,473,106   12,864,777          240        240        12,903,327    14,242,682
   Death benefits                                 (77,373)      (1,716)          --         --          (740,098)   (1,325,930)
   Surrenders                                  (1,840,658)    (395,286)          --     (1,614)      (25,048,707)  (36,756,224)
   Administrative expenses                        (72,055)      (3,334)          --         --          (355,961)     (451,347)
   Capital contribution (withdrawal)                   --           --           --         --                --            --
   Transfers between subaccounts
      (including fixed account), net          (39,546,236)  15,356,577           60    (12,652)      (32,498,172)  (11,068,767)
                                            -----------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (19,063,216)  27,821,018          300    (14,026)      (45,739,611)  (35,359,586)
                                            -----------------------------------------------------------------------------------
Increase (decrease) in net assets             (22,038,204)  28,347,650      (14,450)    (9,183)     (136,972,340)   (3,257,187)
Net assets at beginning of year                28,347,650           --       36,823     46,006       245,528,878   248,786,065
                                            -----------------------------------------------------------------------------------
Net assets at end of year                    $  6,309,446   28,347,650       22,373     36,823       108,556,538   245,528,878
                                            ===================================================================================
Changes in units (note 5):
   Units purchased                              9,285,161    3,945,144          133        180         6,441,851     3,474,401
   Units redeemed                             (11,441,801)  (1,130,931)        (117)      (835)       (9,531,256)   (4,724,319)
                                            -----------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                 (2,156,640)   2,814,213           16       (655)       (3,089,405)   (1,249,918)
                                            ===================================================================================

                 See accompanying notes to financial statements

                                                                                                  FRANKLIN TEMPLETON
                                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND        VARIABLE INSURANCE
                                                               (CONTINUED)                          PRODUCTS TRUST
                                            ------------------------------------------------  --------------------------
                                                                        VIP VALUE STRATEGIES       FRANKLIN INCOME
                                            VIP OVERSEAS PORTFOLIO --   PORTFOLIO -- SERVICE   SECURITIES FUND -- CLASS
                                                  INITIAL CLASS               CLASS 2                 2 SHARES
                                            ----------------------------------------------------------------------------
                                                   YEAR ENDED                YEAR ENDED              YEAR ENDED
                                                  DECEMBER 31,              DECEMBER 31,            DECEMBER 31,
                                            ----------------------------------------------------------------------------
                                                2008          2007        2008        2007        2008          2007
                                            ----------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $  1,981,599    1,642,692     598,061    421,416    30,157,028    9,395,337
   Net realized gain (loss) on investments      (308,091)   9,502,617  (1,631,144)  (188,035)  (53,407,215)   6,541,715
   Change in unrealized appreciation
      (depreciation) on investments          (39,325,102)  (4,382,396) (1,911,718)  (605,563) (253,912,898) (16,799,363)
   Capital gain distributions                  6,174,639    6,075,122     258,167    216,742    10,998,392    2,600,266
                                            ----------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                  (31,476,955)  12,838,035  (2,686,634)  (155,440) (266,164,693)   1,737,955
                                            ----------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                   45,007       87,049     201,549  1,478,200   175,549,625  386,187,079
   Death benefits                               (615,856)    (361,436)    (27,447)    (6,554)     (642,151)     (93,279)
   Surrenders                                (12,629,603) (18,166,297)   (400,549)  (416,909)  (41,706,343) (30,945,228)
   Administrative expenses                       (60,433)     (80,945)     (9,166)   (17,003)   (1,037,518)    (409,971)
   Capital contribution (withdrawal)                  --           --          --         --            --           --
   Transfers between subaccounts
      (including fixed account), net          (5,794,974)    (409,734) (1,838,283) 1,855,648   (22,214,027)   4,984,380
                                            ----------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions        (19,055,859) (18,931,363) (2,073,896) 2,893,382   109,949,586  359,722,981
                                            ----------------------------------------------------------------------------
Increase (decrease) in net assets            (50,532,814)  (6,093,328) (4,760,530) 2,737,942  (156,215,107) 361,460,936
Net assets at beginning of year               83,244,834   89,338,162   6,999,573  4,261,631   770,026,011  408,565,075
                                            ----------------------------------------------------------------------------
Net assets at end of year                   $ 32,712,020   83,244,834   2,239,043  6,999,573   613,810,904  770,026,011
                                            ============================================================================
Changes in units (note 5):
   Units purchased                               557,036      647,282     268,353    977,299    78,143,644   63,780,109
   Units redeemed                             (1,565,547)  (1,345,058)   (436,896)  (785,973)  (65,505,199) (32,763,189)
                                            ----------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                (1,008,511)    (697,776)   (168,543)   191,326    12,638,445   31,016,920
                                            ============================================================================

                 See accompanying notes to financial statements

                                                  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                                            ----------------------------------------------------------------------------
                                             FRANKLIN LARGE CAP     FRANKLIN TEMPLETON VIP
                                              GROWTH SECURITIES         FOUNDING FUNDS
                                                   FUND --         ALLOCATION FUND -- CLASS    MUTUAL SHARES SECURITIES
                                               CLASS 2 SHARES              2 SHARES             FUND -- CLASS 2 SHARES
                                            ----------------------------------------------------------------------------
                                                                                 PERIOD FROM
                                                 YEAR ENDED        YEAR ENDED   AUGUST 27 TO          YEAR ENDED
                                                 DECEMBER 31,     DECEMBER 31,  DECEMBER 31,         DECEMBER 31,
                                            ----------------------------------------------------------------------------
                                               2008       2007        2008          2007          2008         2007
                                            ----------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $  14,655    (10,775)     805,325      (280,205)      527,241       354,942
   Net realized gain (loss) on investments    (85,610)    97,318  (16,004,446)      (55,142)   (3,610,615)      181,636
   Change in unrealized appreciation
      (depreciation) on investments          (214,052)   (36,156) (53,184,714)     (794,167)   (8,945,284)   (2,188,005)
   Capital gain distributions                  27,913     12,862    3,402,349            --       810,164     1,397,196
                                            ----------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                  (257,094)    63,249  (64,981,486)   (1,129,514)  (11,218,494)     (254,231)
                                            ----------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                 5,268    419,800   84,958,277    66,725,159     6,751,368    18,370,401
   Death benefits                                  --         --      (92,428)           --      (104,516)      (29,404)
   Surrenders                                (111,079)   (39,887)  (4,637,252)     (270,770)   (2,399,563)   (2,517,388)
   Administrative expenses                     (1,558)      (918)    (473,660)       (1,074)      (93,655)      (58,693)
   Capital contribution (withdrawal)               --         --           --            --            --            --
   Transfers between subaccounts
      (including fixed account), net           12,705   (808,622)  31,553,109     7,911,457    37,090,228   (10,777,507)
                                            ----------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (94,664)  (429,627) 111,308,046    74,364,772    41,243,862     4,987,409
                                            ----------------------------------------------------------------------------
Increase (decrease) in net assets            (351,758)  (366,378)  46,326,560    73,235,258    30,025,368     4,733,178
Net assets at beginning of year               772,665  1,139,043   73,235,258            --    32,728,312    27,995,134
                                            ----------------------------------------------------------------------------
Net assets at end of year                   $ 420,907    772,665  119,561,818    73,235,258    62,753,680    32,728,312
                                            ============================================================================
Changes in units (note 5):
   Units purchased                            129,080    170,167   25,402,362     8,611,695     9,397,653     3,699,479
   Units redeemed                            (137,021)  (210,239) (13,500,734)   (1,202,650)   (3,060,574)   (3,523,720)
                                            ----------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                 (7,941)   (40,072)  11,901,628     7,409,045     6,337,079       175,759
                                            ============================================================================

                 See accompanying notes to financial statements

                                             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                                            -------------------------------------------------------------------
                                                                                              TEMPLETON GLOBAL
                                                TEMPLETON FOREIGN        TEMPLETON FOREIGN    ASSET ALLOCATION
                                            SECURITIES FUND -- CLASS    SECURITIES FUND --     FUND -- CLASS 2
                                                    1 SHARES              CLASS 2 SHARES           SHARES
                                            -------------------------------------------------------------------
                                                   YEAR ENDED               YEAR ENDED           YEAR ENDED
                                                  DECEMBER 31,             DECEMBER 31,         DECEMBER 31,
                                            -------------------------------------------------------------------
                                                2008         2007        2008        2007       2008     2007
                                            -------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $    324,631     204,954      51,946      7,390    17,059   33,234
   Net realized gain (loss) on investments    (1,147,216)  1,515,892    (999,169)    77,138   (21,207)    (612)
   Change in unrealized appreciation
      (depreciation) on investments           (8,140,789)    160,873  (1,187,430)   178,169   (63,073) (60,261)
   Capital gain distributions                  1,356,102     950,686     303,903    123,623    20,841   43,487
                                            -------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (7,607,272)  2,832,405  (1,830,750)   386,320   (46,380)  15,848
                                            -------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                  115,992      16,955     335,086  1,379,440        --       --
   Death benefits                               (160,090)      8,379          --         --        --       --
   Surrenders                                 (3,812,974) (4,665,025)   (222,627)  (106,714)  (17,998)  (3,814)
   Administrative expenses                       (20,947)    (25,382)     (4,269)    (2,495)     (515)    (557)
   Capital contribution (withdrawal)                  --          --          --         --        --       --
   Transfers between subaccounts
      (including fixed account), net          (1,098,293)  2,804,076    (127,265)   377,057   (15,674)   4,886
                                            -------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (4,976,312) (1,860,997)    (19,075) 1,647,288   (34,187)     515
                                            -------------------------------------------------------------------
Increase (decrease) in net assets            (12,583,584)    971,408  (1,849,825) 2,033,608   (80,567)  16,363
Net assets at beginning of year               21,881,206  20,909,798   3,919,002  1,885,394   201,599  185,236
                                            -------------------------------------------------------------------
Net assets at end of year                   $  9,297,622  21,881,206   2,069,177  3,919,002   121,032  201,599
                                            ===================================================================
Changes in units (note 5):
   Units purchased                               435,325     542,177     964,194    409,352       154      352
   Units redeemed                               (835,638)   (672,039)   (987,791)  (294,458)   (2,134)    (311)
                                            -------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (400,313)   (129,862)    (23,597)   114,894    (1,980)      41
                                            ===================================================================

                 See accompanying notes to financial statements

                                               FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
                                                             TRUST (CONTINUED)                    GE INVESTMENTS FUNDS, INC.
                                            ----------------------------------------------------  --------------------------
                                            TEMPLETON GLOBAL INCOME
                                               SECURITIES FUND --    TEMPLETON GROWTH SECURITIES  CORE VALUE EQUITY FUND --
                                                 CLASS 1 SHARES         FUND -- CLASS 2 SHARES          CLASS 1 SHARES
                                            --------------------------------------------------------------------------------
                                                   YEAR ENDED                 YEAR ENDED                   YEAR ENDED
                                                  DECEMBER 31,               DECEMBER 31,                 DECEMBER 31,
                                            --------------------------------------------------------------------------------
                                                2008        2007        2008            2007          2008          2007
                                            --------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $   211,615     113,627        72,095        15,951       (99,629)      110,060
   Net realized gain (loss) on investments      317,655     334,834    (2,070,299)       44,828      (828,589)    1,824,672
   Change in unrealized appreciation
      (depreciation) on investments            (196,074)    270,622    (7,252,711)     (910,383)  (10,137,966)   (3,101,750)
   Capital gain distributions                        --          --     1,007,414       603,997       570,962     4,110,527
                                            --------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                     333,196     719,083    (8,243,501)     (245,607)  (10,495,222)    2,943,509
                                            --------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                  70,597      35,350     1,691,769     9,836,358       545,820       660,521
   Death benefits                              (133,330)    (50,969)     (207,768)      (47,124)     (221,447)     (171,932)
   Surrenders                                (1,312,509) (2,396,480)     (981,631)   (1,633,335)   (3,303,598)   (4,043,848)
   Administrative expenses                      (11,843)     (8,841)      (36,240)      (25,684)      (66,667)      (82,377)
   Capital contribution (withdrawal)                 --          --            --            --            --            --
   Transfers between subaccounts
      (including fixed account), net          1,833,498   1,054,728    (1,245,292)    4,730,324    (2,578,149)   (1,125,309)
                                            --------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions           446,413  (1,366,212)     (779,162)   12,860,539    (5,624,041)   (4,762,945)
                                            --------------------------------------------------------------------------------
Increase (decrease) in net assets               779,609    (647,129)   (9,022,663)   12,614,932   (16,119,263)   (1,819,436)
Net assets at beginning of year               7,505,608   8,152,737    20,634,905     8,019,973    34,479,333    36,298,769
                                            --------------------------------------------------------------------------------
Net assets at end of year                   $ 8,285,217   7,505,608    11,612,242    20,634,905    18,360,070    34,479,333
                                            ================================================================================
Changes in units (note 5):
   Units purchased                              394,439     180,936       881,191     1,831,302       352,672       337,104
   Units redeemed                              (362,700)   (302,355)     (876,614)     (703,573)     (868,755)     (723,762)
                                            --------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                   31,739    (121,419)        4,577     1,127,729      (516,083)     (386,658)
                                            ================================================================================

                 See accompanying notes to financial statements

                                                                     GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                            ---------------------------------------------------------------------------------------
                                                                           INTERNATIONAL EQUITY FUND --    MID-CAP EQUITY FUND --
                                            INCOME FUND -- CLASS 1 SHARES         CLASS 1 SHARES              CLASS 1 SHARES
                                            ---------------------------------------------------------------------------------------
                                                     YEAR ENDED                     YEAR ENDED                   YEAR ENDED
                                                    DECEMBER 31,                   DECEMBER 31,                 DECEMBER 31,
                                            ---------------------------------------------------------------------------------------
                                                 2008           2007           2008           2007           2008          2007
                                            ---------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $  2,517,131      4,183,564        858,535        592,582      (1,769,736)     807,768
   Net realized gain (loss) on investments    (3,462,343)    (1,652,090)    (3,808,983)     8,055,748     (20,658,065)   7,529,294
   Change in unrealized appreciation
      (depreciation) on investments           (4,222,905)       378,705    (31,025,442)    (3,735,941)    (41,689,484) (12,841,302)
   Capital gain distributions                         --             --     14,478,593      9,229,383       1,401,849   23,747,556
                                            ---------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (5,168,117)     2,910,179    (19,497,297)    14,141,772     (62,715,436)  19,243,316
                                            ---------------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                2,608,947     16,133,992        156,836        170,147      11,273,409    8,317,847
   Death benefits                             (1,068,280)      (572,933)      (383,923)       (76,643)     (1,284,596)  (1,094,952)
   Surrenders                                (14,113,667)   (16,415,648)    (6,217,230)    (8,948,848)    (20,408,976) (32,534,190)
   Administrative expenses                      (139,437)      (147,119)       (37,289)       (46,073)       (251,023)    (286,273)
   Capital contribution (withdrawal)                  --             --    (20,706,465)    (6,700,000)             --           --
   Transfers between subaccounts
      (including fixed account), net          (5,150,734)   (31,651,569)    (6,206,698)     5,640,936     (26,832,595)  (3,546,962)
                                            ---------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions        (17,863,171)   (32,653,277)   (33,394,769)    (9,960,481)    (37,503,781) (29,144,530)
                                            ---------------------------------------------------------------------------------------
Increase (decrease) in net assets            (23,031,288)   (29,743,098)   (52,892,066)     4,181,291    (100,219,217)  (9,901,214)
Net assets at beginning of year               85,776,168    115,519,266     69,076,650     64,895,359     174,309,226  184,210,440
                                            ---------------------------------------------------------------------------------------
Net assets at end of year                   $ 62,744,880     85,776,168     16,184,584     69,076,650      74,090,009  174,309,226
                                            =======================================================================================
Changes in units (note 5):
   Units purchased                             2,189,286      4,868,622      1,434,959      1,892,892       5,362,375    2,461,860
   Units redeemed                             (3,613,511)    (7,732,344)    (2,212,526)    (2,064,232)     (8,328,743)  (3,423,343)
                                            ---------------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                (1,424,225)    (2,863,722)      (777,567)      (171,340)     (2,966,368)    (961,483)
                                            =======================================================================================

                 See accompanying notes to financial statements

                                                                 GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                            --------------------------------------------------------------------------------
                                                                           PREMIER GROWTH EQUITY     REAL ESTATE SECURITIES
                                                 MONEY MARKET FUND        FUND -- CLASS 1 SHARES     FUND -- CLASS 1 SHARES
                                            --------------------------------------------------------------------------------
                                                     YEAR ENDED                 YEAR ENDED                 YEAR ENDED
                                                    DECEMBER 31,               DECEMBER 31,               DECEMBER 31,
                                            --------------------------------------------------------------------------------
                                                 2008          2007          2008         2007         2008         2007
                                            --------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $   2,377,056     9,255,619     (673,871)    (928,237)   2,461,293    4,748,501
   Net realized gain (loss) on investments             --            --     (572,155)   5,080,237  (26,688,250)   3,154,421
   Change in unrealized appreciation
      (depreciation) on investments                    (4)            2  (26,441,312)  (7,221,200)  (2,647,135) (55,671,574)
   Capital gain distributions                          --            --    2,416,965    6,443,680           --   29,045,340
                                            --------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                     2,377,052     9,255,621  (25,270,373)   3,374,480  (26,874,092) (18,723,312)
                                            --------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                               134,379,293    34,575,560      630,442    1,107,087    2,973,069    3,252,600
   Death benefits                             (95,415,227)  (63,344,466)    (626,044)    (481,990)  (1,439,031)    (849,073)
   Surrenders                                (209,582,975) (168,588,723)  (9,290,129) (12,373,671) (11,539,145) (25,913,352)
   Administrative expenses                       (799,809)     (392,280)    (130,129)    (163,537)    (123,163)    (196,748)
   Capital contribution (withdrawal)                   --            --           --           --           --           --
   Transfers between subaccounts
      (including fixed account), net          353,541,535   244,459,140   (3,956,440)  (6,290,649)   2,776,987  (36,477,111)
                                            --------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         182,122,817    46,709,231  (13,372,300) (18,202,760)  (7,351,283) (60,183,684)
                                            --------------------------------------------------------------------------------
Increase (decrease) in net assets             184,499,869    55,964,852  (38,642,673) (14,828,280) (34,225,375) (78,906,996)
Net assets at beginning of year               306,937,136   250,972,284   77,360,415   92,188,695   86,937,390  165,844,386
                                            --------------------------------------------------------------------------------
Net assets at end of year                   $ 491,437,005   306,937,136   38,717,742   77,360,415   52,712,015   86,937,390
                                            ================================================================================
Changes in units (note 5):
   Units purchased                            100,577,523    68,263,263      818,522      611,274    3,295,693      998,653
   Units redeemed                             (85,222,400)  (63,859,657)  (2,208,295)  (2,265,193)  (2,303,316)  (2,783,041)
                                            --------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                 15,355,123     4,403,606   (1,389,773)  (1,653,919)     992,377   (1,784,388)
                                            ================================================================================

                 See accompanying notes to financial statements

                                                                     GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                            -----------------------------------------------------------------------------------
                                                                         SMALL-CAP EQUITY FUND --      TOTAL RETURN FUND --
                                               S&P 500(R) INDEX FUND          CLASS 1 SHARES             CLASS 1 SHARES
                                            -----------------------------------------------------------------------------------
                                                     YEAR ENDED                 YEAR ENDED                   YEAR ENDED
                                                    DECEMBER 31,               DECEMBER 31,                 DECEMBER 31,
                                            -----------------------------------------------------------------------------------
                                                 2008          2007        2008          2007          2008           2007
                                            -----------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $     923,077      382,294     (810,080)    1,345,996      2,929,533      9,905,397
   Net realized gain (loss) on investments    (15,015,998)  27,804,842  (11,464,699)    4,020,924    (15,429,240)    37,338,416
   Change in unrealized appreciation
      (depreciation) on investments          (122,945,610) (18,376,150) (20,245,496)  (17,123,387)  (431,668,518)    33,476,413
   Capital gain distributions                     981,110    5,510,189      343,429    13,542,253      5,179,689     50,848,201
                                            -----------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                  (136,057,421)  15,321,175  (32,176,846)    1,785,786   (438,988,536)   131,568,427
                                            -----------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                20,754,586   16,280,992      788,211     1,763,313     38,164,786     60,339,529
   Death benefits                              (3,024,224)  (3,401,308)    (601,667)     (744,420)    (2,388,906)    (1,636,461)
   Surrenders                                 (44,891,059) (72,270,014) (10,763,266)  (13,588,143)  (127,170,208)   (95,880,549)
   Administrative expenses                       (545,102)    (622,189)    (150,403)     (229,683)    (1,146,452)    (1,341,989)
   Capital contribution (withdrawal)                   --           --           --            --             --             --
   Transfers between subaccounts
      (including fixed account), net          (34,604,849)  (7,042,173)  (5,854,098)  (11,819,927)    14,830,563     44,363,607
                                            -----------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (62,310,648) (67,054,692) (16,581,223)  (24,618,860)   (77,710,217)     5,844,137
                                            -----------------------------------------------------------------------------------
Increase (decrease) in net assets            (198,368,069) (51,733,517) (48,758,069)  (22,833,074)  (516,698,753)   137,412,564
Net assets at beginning of year               377,099,106  428,832,623   94,282,677   117,115,751  1,479,989,014  1,342,576,450
                                            -----------------------------------------------------------------------------------
Net assets at end of year                   $ 178,731,037  377,099,106   45,524,608    94,282,677    963,290,261  1,479,989,014
                                            ===================================================================================
Changes in units (note 5):
   Units purchased                             10,618,680    5,323,237    1,860,826     1,319,050     18,651,727     22,723,871
   Units redeemed                             (16,515,441)  (8,483,100)  (3,009,087)   (2,682,882)   (24,878,955)   (21,710,027)
                                            -----------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                 (5,896,761)  (3,159,863)  (1,148,261)   (1,363,832)    (6,227,228)     1,013,844
                                            ===================================================================================

                 See accompanying notes to financial statements

                                                                                                       GENWORTH VARIABLE
                                                     GE INVESTMENTS FUNDS, INC. (CONTINUED)              INSURANCE TRUST
                                            -------------------------------------------------------  ----------------------
                                                                                                      GENWORTH    GENWORTH
                                                                                                       CALAMOS    COLUMBIA
                                                  TOTAL RETURN FUND --        U.S. EQUITY FUND --      GROWTH      MID CAP
                                                     CLASS 3 SHARES             CLASS 1 SHARES          FUND     VALUE FUND
                                            -------------------------------------------------------------------------------
                                                       YEAR ENDED                  YEAR ENDED         PERIOD FROM SEPTEMBER
                                                      DECEMBER 31,                DECEMBER 31,          8 TO DECEMBER 31,
                                            -------------------------------------------------------------------------------
                                                  2008           2007          2008         2007        2008        2008
                                            -------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $    1,843,015      9,191,400       23,691     (476,825)       (547)     47,025
   Net realized gain (loss) on investments     (57,669,304)    12,551,428   (2,235,707)   7,156,393        (341)    (76,799)
   Change in unrealized appreciation
      (depreciation) on investments           (347,334,476)    (1,700,943) (20,719,984) (10,430,727) (1,761,776) (1,140,608)
   Capital gain distributions                    5,177,828     34,979,595      361,317    8,888,196          --          --
                                            -------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (397,982,937)    55,021,480  (22,570,683)   5,137,037  (1,762,664) (1,170,382)
                                            -------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                413,211,761    644,772,588      471,244    1,131,579     203,462   1,835,345
   Death benefits                                 (775,070)      (338,076)    (801,350)    (523,930)         --      (1,402)
   Surrenders                                  (43,777,049)   (23,787,100)  (8,577,599) (12,593,163)         --    (161,841)
   Administrative expenses                      (1,718,054)      (152,823)    (103,726)    (147,524)        (60)    (13,612)
   Capital contribution (withdrawal)                    --             --           --           --   5,000,000   3,000,000
   Transfers between subaccounts
      (including fixed account), net           (30,012,284)   (18,164,547)  (4,950,777) (15,250,830)    132,673  16,804,536
                                            -------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions          336,929,304    602,330,042  (13,962,208) (27,383,868)  5,336,075  21,463,026
                                            -------------------------------------------------------------------------------
Increase (decrease) in net assets              (61,053,633)   657,351,522  (36,532,891) (22,246,831)  3,573,411  20,292,644
Net assets at beginning of year              1,023,264,574    365,913,052   70,102,124   92,348,955          --          --
                                            -------------------------------------------------------------------------------
Net assets at end of year                   $  962,210,941  1,023,264,574   33,569,233   70,102,124   3,573,411  20,292,644
                                            ===============================================================================
Changes in units (note 5):
   Units purchased                             114,238,926     95,422,593      691,527      618,073      52,638   3,370,636
   Units redeemed                              (77,780,794)   (40,850,649)  (2,014,672)  (2,896,610)       (601)   (589,981)
                                            -------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  36,458,132     54,571,944   (1,323,145)  (2,278,537)     52,037   2,780,655
                                            ===============================================================================

                 See accompanying notes to financial statements

                                                                   GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                                            ---------------------------------------------------------------------------------------
                                                                                                                          GENWORTH
                                                                                                                           WESTERN
                                                                                               GENWORTH                     ASSET
                                                         GENWORTH    GENWORTH                   PUTNAM                   MANAGEMENT
                                             GENWORTH      EATON    LEGG MASON   GENWORTH   INTERNATIONAL     GENWORTH    CORE PLUS
                                             DAVIS NY      VANCE     PARTNERS      PIMCO       CAPITAL       THORNBURG      FIXED
                                              VENTURE    LARGE CAP  AGGRESSIVE   STOCKPLUS  OPPORTUNITIES  INTERNATIONAL    INCOME
                                               FUND     VALUE FUND  GROWTH FUND    FUND          FUND        VALUE FUND      FUND
                                            ---------------------------------------------------------------------------------------
                                                                     PERIOD FROM SEPTEMBER 8 TO DECEMBER 31,
                                            ---------------------------------------------------------------------------------------
                                               2008        2008        2008        2008          2008           2008         2008
                                            ---------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $    6,197      61,517    (155,299)  2,469,911      (65,617)         14,966     158,191
   Net realized gain (loss) on investments      (4,184)    146,523     370,194     155,185       93,486         133,572     250,883
   Change in unrealized appreciation
      (depreciation) on investments           (875,194)  1,192,928   3,066,610  (5,096,069)     (50,112)        (67,182)  2,419,129
   Capital gain distributions                       --          --          --   3,616,731           --              --          --
                                            ---------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (873,181)  1,400,968   3,281,505   1,145,758      (22,243)         81,356   2,828,203
                                            ---------------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                509,432   4,971,394   5,818,529   7,855,386    2,125,616       1,937,742   5,753,714
   Death benefits                                   --      (3,762)     (4,650)     (5,961)      (1,563)         (1,566)     (3,911)
   Surrenders                                       --    (435,359)   (518,792)   (693,131)    (183,050)       (168,165)   (491,499)
   Administrative expenses                         (78)    (38,820)    (46,147)    (62,154)     (16,797)        (14,172)    (38,146)
   Capital contribution (withdrawal)         3,000,000   3,000,000   3,000,000   5,000,000    5,000,000       5,000,000      72,193
   Transfers between subaccounts
      (including fixed account), net           505,490  41,093,103  48,096,630  67,135,187   16,973,876      15,039,691  39,050,790
                                            ---------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions        4,014,844  48,586,556  56,345,570  79,229,327   23,898,082      21,793,530  44,343,141
                                            ---------------------------------------------------------------------------------------
Increase (decrease) in net assets            3,141,663  49,987,524  59,627,075  80,375,085   23,875,839      21,874,886  47,171,344
Net assets at beginning of year                     --          --          --          --           --              --          --
                                            ---------------------------------------------------------------------------------------
Net assets at end of year                   $3,141,663  49,987,524  59,627,075  80,375,085   23,875,839      21,874,886  47,171,344
                                            =======================================================================================
Changes in units (note 5):
   Units purchased                             147,572   7,769,513   9,616,445  12,983,067    3,740,809       3,001,209   5,756,079
   Units redeemed                               (7,059) (1,484,612) (1,922,894) (2,383,327)    (753,203)       (628,988) (1,304,295)
                                            ---------------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                 140,513   6,284,901   7,693,551  10,599,740    2,987,606       2,372,221   4,451,784
                                            =======================================================================================

                 See accompanying notes to financial statements

                                                                                                   J.P. MORGAN
                                                  GOLDMAN SACHS VARIABLE INSURANCE TRUST         SERIES TRUST II
                                            --------------------------------------------------  ----------------
                                            GOLDMAN SACHS GROWTH AND        GOLDMAN SACHS           JPMORGAN
                                                   INCOME FUND           MID CAP VALUE FUND      BOND PORTFOLIO
                                            --------------------------------------------------------------------
                                                   YEAR ENDED                YEAR ENDED            YEAR ENDED
                                                  DECEMBER 31,              DECEMBER 31,          DECEMBER 31,
                                            --------------------------------------------------------------------
                                                2008         2007         2008         2007       2008     2007
                                            --------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $     45,607     737,019     (600,009)   2,939,905   21,554   18,804
   Net realized gain (loss) on investments    (2,489,796)  3,147,694  (11,791,902)  10,418,150   (7,673)  (1,204)
   Change in unrealized appreciation
      (depreciation) on investments           (6,847,299) (6,153,635) (33,163,905) (26,318,055) (70,975) (18,712)
   Capital gain distributions                      1,917   2,506,045      169,680   17,602,166       --       --
                                            --------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (9,289,571)    237,123  (45,386,136)   4,642,166  (57,094)  (1,112)
                                            --------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                   18,925      54,314      192,375      700,065       --   11,000
   Death benefits                               (386,162)   (335,365)  (1,301,830)    (966,022)      --       --
   Surrenders                                 (6,132,654) (8,522,545) (20,373,116) (36,312,650)  (8,940)  (7,755)
   Administrative expenses                       (31,883)    (41,967)    (135,124)    (196,346)    (944)  (1,039)
   Capital contribution (withdrawal)                  --          --           --           --       --       --
   Transfers between subaccounts
      (including fixed account), net          (3,485,528)    702,555  (14,809,005) (11,045,957)  18,688      450
                                            --------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions        (10,017,302) (8,143,008) (36,426,700) (47,820,910)   8,804    2,656
                                            --------------------------------------------------------------------
Increase (decrease) in net assets            (19,306,873) (7,905,885) (81,812,836) (43,178,744) (48,290)   1,544
Net assets at beginning of year               33,571,193  41,477,078  147,269,551  190,448,295  326,869  325,325
                                            --------------------------------------------------------------------
Net assets at end of year                   $ 14,264,320  33,571,193   65,456,715  147,269,551  278,579  326,869
                                            ====================================================================
Changes in units (note 5):
   Units purchased                               557,224     966,507      964,135    1,305,740    5,050    3,863
   Units redeemed                             (1,451,324) (1,599,386)  (2,765,033)  (3,217,511)  (4,195)  (3,671)
                                            --------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (894,100)   (632,879)  (1,800,898)  (1,911,771)     855      192
                                            ====================================================================

                 See accompanying notes to financial statements

                                                                 J.P. MORGAN SERIES TRUST II (CONTINUED)
                                            --------------------------------------------------------------------------------
                                                       JPMORGAN                     JPMORGAN                 JPMORGAN
                                            INTERNATIONAL EQUITY PORTFOLIO  MID CAP VALUE PORTFOLIO  SMALL COMPANY PORTFOLIO
                                            --------------------------------------------------------------------------------
                                                      YEAR ENDED                   YEAR ENDED               YEAR ENDED
                                                     DECEMBER 31,                 DECEMBER 31,             DECEMBER 31,
                                            --------------------------------------------------------------------------------
                                                     2008      2007               2008     2007            2008    2007
                                            --------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)                 $   (277)  (1,133)              (433)   1,391             192    (289)
   Net realized gain (loss) on investments           (2,952)   4,543             (7,370)   1,623            (866)    228
   Change in unrealized appreciation
      (depreciation) on investments                 (70,133)   6,012            (71,302)  (7,377)         (9,382) (3,089)
   Capital gain distributions                        16,773       --             12,570    6,222           1,823   1,308
                                            --------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                         (56,589)   9,422            (66,535)   1,859          (8,233) (1,842)
                                            --------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                          --       --                660    7,392              --      --
   Death benefits                                        --       --                 --       --              --      --
   Surrenders                                        (2,401)  (2,810)            (4,867)  (8,322)           (893) (3,779)
   Administrative expenses                             (401)    (538)              (575)    (758)            (39)    (57)
   Capital contribution (withdrawal)                     --       --                 --       --              --      --
   Transfers between subaccounts
      (including fixed account), net                 25,299   (1,643)            (7,073)   3,638          (1,512) (1,706)
                                            --------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions                22,497   (4,991)           (11,855)   1,950          (2,444) (5,542)
                                            --------------------------------------------------------------------------------
Increase (decrease) in net assets                   (34,092)   4,431            (78,390)   3,809         (10,677) (7,384)
Net assets at beginning of year                     125,519  121,088            207,505  203,696          26,925  34,309
                                            --------------------------------------------------------------------------------
Net assets at end of year                          $ 91,427  125,519            129,115  207,505          16,248  26,925
                                            ================================================================================
Changes in units (note 5):
   Units purchased                                    4,364    1,562              2,890    1,164              94      10
   Units redeemed                                    (1,989)  (1,877)            (3,306)  (1,046)           (245)   (290)
                                            --------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                        2,375     (315)              (416)     118            (151)   (280)
                                            ================================================================================

                 See accompanying notes to financial statements

                                                    J.P. MORGAN
                                            SERIES TRUST II (CONTINUED)                  JANUS ASPEN SERIES
                                            ---------------------------  --------------------------------------------------
                                                     JPMORGAN
                                                U.S. LARGE CAP CORE        BALANCED PORTFOLIO --     BALANCED PORTFOLIO --
                                                 EQUITY PORTFOLIO          INSTITUTIONAL SHARES          SERVICE SHARES
                                            -------------------------------------------------------------------------------
                                                     YEAR ENDED                 YEAR ENDED                YEAR ENDED
                                                    DECEMBER 31,               DECEMBER 31,              DECEMBER 31,
                                            -------------------------------------------------------------------------------
                                                    2008    2007             2008         2007         2008         2007
                                            -------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)                $   (10)    (47)         1,830,261    2,115,224    1,106,322      941,550
   Net realized gain (loss) on investments            (26)    243          4,764,844   14,734,241     (703,824)   7,665,302
   Change in unrealized appreciation
      (depreciation) on investments                (3,535)   (137)       (46,976,294)   2,446,554  (39,640,386)   3,881,992
   Capital gain distributions                          --      --         11,327,007           --   10,352,033           --
                                            -------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                        (3,571)     59        (29,054,182)  19,296,019  (28,885,855)  12,488,844
                                            -------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                        --      --            342,324      502,252   20,132,996   18,128,691
   Death benefits                                      --      --         (2,076,732)  (2,552,099)    (209,723)  (1,115,896)
   Surrenders                                         (39) (5,225)       (34,712,013) (54,164,075) (18,503,296) (18,120,116)
   Administrative expenses                            (13)    (11)          (221,890)    (248,611)    (286,836)    (260,547)
   Capital contribution (withdrawal)                   --      --                 --           --           --           --
   Transfers between subaccounts
      (including fixed account), net                   --      66         (6,456,718)  (6,940,072)    (606,741)     910,862
                                            -------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions                 (52) (5,170)       (43,125,029) (63,402,605)     526,400     (457,006)
                                            -------------------------------------------------------------------------------
Increase (decrease) in net assets                  (3,623) (5,111)       (72,179,211) (44,106,586) (28,359,455)  12,031,838
Net assets at beginning of year                    10,252  15,363        194,973,612  239,080,198  158,281,989  146,250,151
                                            -------------------------------------------------------------------------------
Net assets at end of year                         $ 6,629  10,252        122,794,401  194,973,612  129,922,534  158,281,989
                                            ===============================================================================
Changes in units (note 5):
   Units purchased                                     --       9            815,553      638,132    8,073,342    4,146,896
   Units redeemed                                      (4)   (352)        (2,980,149)  (3,427,712)  (7,772,185)  (4,138,742)
                                            -------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                         (4)   (343)        (2,164,596)  (2,789,580)     301,157        8,154
                                            ===============================================================================

                 See accompanying notes to financial statements

                                                                  JANUS ASPEN SERIES (CONTINUED)
                                            --------------------------------------------------------------------------
                                            FLEXIBLE BOND PORTFOLIO     FORTY PORTFOLIO --        FORTY PORTFOLIO --
                                            -- INSTITUTIONAL SHARES    INSTITUTIONAL SHARES         SERVICE SHARES
                                            --------------------------------------------------------------------------
                                                   YEAR ENDED                YEAR ENDED               YEAR ENDED
                                                  DECEMBER 31,              DECEMBER 31,             DECEMBER 31,
                                            --------------------------------------------------------------------------
                                                2008        2007        2008          2007         2008        2007
                                            --------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $   647,451     892,569   (1,177,443)  (1,222,852)  (1,430,269)   (844,930)
   Net realized gain (loss) on investments     (418,924)   (690,035)   8,465,398   10,538,302     (486,229)  8,631,195
   Change in unrealized appreciation
      (depreciation) on investments             746,261   1,303,152  (53,214,832)  23,107,183  (44,332,872)  9,049,538
   Capital gain distributions                        --          --           --           --           --          --
                                            --------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                     974,788   1,505,686  (45,926,877)  32,422,633  (46,249,370) 16,835,803
                                            --------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                  22,070      46,531      173,929      279,019   35,947,358  26,739,033
   Death benefits                              (425,405)   (238,309)    (876,438)    (891,539)    (213,468)   (418,010)
   Surrenders                                (6,019,493) (6,801,721) (16,266,553) (22,338,860)  (7,369,783) (5,531,212)
   Administrative expenses                      (31,774)    (31,227)    (125,003)    (127,411)    (192,676)    (65,742)
   Capital contribution (withdrawal)                 --          --           --           --           --          --
   Transfers between subaccounts
      (including fixed account), net            164,003  (1,395,961)  (2,230,314)  (1,510,205)  20,222,133     510,011
                                            --------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions        (6,290,599) (8,420,687) (19,324,379) (24,588,996)  48,393,564  21,234,080
                                            --------------------------------------------------------------------------
Increase (decrease) in net assets            (5,315,811) (6,915,001) (65,251,256)   7,833,637    2,144,194  38,069,883
Net assets at beginning of year              26,362,386  33,277,387  114,659,432  106,825,795   74,923,326  36,853,443
                                            --------------------------------------------------------------------------
Net assets at end of year                   $21,046,575  26,362,386   49,408,176  114,659,432   77,067,520  74,923,326
                                            ==========================================================================
Changes in units (note 5):
   Units purchased                              436,304     196,569    1,047,896      561,465   17,355,602   6,007,655
   Units redeemed                              (811,710)   (709,794)  (2,132,643)  (1,820,203) (11,747,643) (4,289,251)
                                            --------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                 (375,406)   (513,225)  (1,084,747)  (1,258,738)   5,607,959   1,718,404
                                            ==========================================================================

                 See accompanying notes to financial statements

                                                             JANUS ASPEN SERIES (CONTINUED)
                                            ----------------------------------------------------------------
                                               FUNDAMENTAL
                                                 EQUITY
                                                PORTFOLIO --        GLOBAL LIFE          GLOBAL TECHNOLOGY
                                              INSTITUTIONAL    SCIENCES PORTFOLIO --   PORTFOLIO -- SERVICE
                                                 SHARES           SERVICE SHARES              SHARES
                                            ----------------------------------------------------------------
                                                YEAR ENDED          YEAR ENDED              YEAR ENDED
                                               DECEMBER 31,         DECEMBER 31,           DECEMBER 31,
                                            ----------------------------------------------------------------
                                              2008     2007      2008        2007        2008        2007
                                            ----------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $    859     (75)   (130,080)   (185,658)   (117,130)   (128,619)
   Net realized gain (loss) on investments      (553)    740     480,562   1,321,239     (59,164)    953,662
   Change in unrealized appreciation
      (depreciation) on investments          (14,354)    535  (3,320,644)  1,119,746  (4,373,709)  1,086,891
   Capital gain distributions                  4,960      86          --          --          --          --
                                            ----------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (9,088)  1,286  (2,970,162)  2,255,327  (4,550,003)  1,911,934
                                            ----------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                   --      --      17,100      20,106       6,331      35,934
   Death benefits                                 --      --     (88,960)    (76,000)    (22,012)    (92,314)
   Surrenders                                     --      --  (1,885,279) (2,519,677) (1,426,466) (2,174,990)
   Administrative expenses                        --      --     (13,768)    (16,904)    (16,495)    (20,408)
   Capital contribution (withdrawal)              --      --          --          --          --          --
   Transfers between subaccounts
      (including fixed account), net           4,032   3,333    (560,075) (1,190,379)   (672,110)    480,428
                                            ----------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions          4,032   3,333  (2,530,982) (3,782,854) (2,130,752) (1,771,350)
                                            ----------------------------------------------------------------
Increase (decrease) in net assets             (5,056)  4,619  (5,501,144) (1,527,527) (6,680,755)    140,584
Net assets at beginning of year               18,045  13,426  11,361,840  12,889,367  11,329,107  11,188,523
                                            ----------------------------------------------------------------
Net assets at end of year                   $ 12,989  18,045   5,860,696  11,361,840   4,648,352  11,329,107
                                            ================================================================
Changes in units (note 5):
   Units purchased                               512     522     224,801     293,014     985,277     821,885
   Units redeemed                               (152)   (267)   (465,952)   (622,648) (1,584,337) (1,251,618)
                                            ----------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                   360     255    (241,151)   (329,634)   (599,060)   (429,733)
                                            ================================================================

                 See accompanying notes to financial statements

                                                                    JANUS ASPEN SERIES (CONTINUED)
                                            -----------------------------------------------------------------------------
                                                   INTERNATIONAL             INTERNATIONAL               LARGE CAP
                                                GROWTH PORTFOLIO --       GROWTH PORTFOLIO --       GROWTH PORTFOLIO --
                                               INSTITUTIONAL SHARES         SERVICE SHARES         INSTITUTIONAL SHARES
                                            -----------------------------------------------------------------------------
                                                    YEAR ENDED                 YEAR ENDED               YEAR ENDED
                                                   DECEMBER 31,               DECEMBER 31,             DECEMBER 31,
                                            -----------------------------------------------------------------------------
                                                 2008          2007         2008        2007         2008         2007
                                            -----------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $   1,526,264   (1,441,974)     258,281    (362,885)    (639,537)    (957,171)
   Net realized gain (loss) on investments      8,857,712   32,482,308    2,583,542   5,126,535     (287,911)   5,159,463
   Change in unrealized appreciation
      (depreciation) on investments          (103,289,589)   8,411,024  (21,195,717)  2,757,834  (42,364,831)  12,435,591
   Capital gain distributions                  16,820,834           --    3,303,505          --           --           --
                                            -----------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (76,084,779)  39,451,358  (15,050,389)  7,521,484  (43,292,279)  16,637,883
                                            -----------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                   245,092      382,767           --          --      126,518      126,194
   Death benefits                                (348,896)    (973,637)    (183,865)   (113,825)    (969,654)  (1,919,472)
   Surrenders                                 (22,676,621) (38,333,058)  (2,910,057) (4,713,579) (15,582,954) (23,626,601)
   Administrative expenses                       (137,082)    (165,070)     (52,368)    (64,626)    (128,845)    (151,705)
   Capital contribution (withdrawal)                   --           --           --          --           --           --
   Transfers between subaccounts
      (including fixed account), net          (11,034,632)   1,120,093   (1,859,987) (2,753,665)  (3,798,252)  (4,766,214)
                                            -----------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (33,952,139) (37,968,905)  (5,006,277) (7,645,695) (20,353,187) (30,337,798)
                                            -----------------------------------------------------------------------------
Increase (decrease) in net assets            (110,036,918)   1,482,453  (20,056,666)   (124,211) (63,645,466) (13,699,915)
Net assets at beginning of year               170,730,323  169,247,870   32,014,254  32,138,465  120,734,314  134,434,229
                                            -----------------------------------------------------------------------------
Net assets at end of year                   $  60,693,405  170,730,323   11,957,588  32,014,254   57,088,848  120,734,314
                                            =============================================================================
Changes in units (note 5):
   Units purchased                              1,401,323    1,510,916       59,015      37,072      369,367      336,989
   Units redeemed                              (2,561,506)  (2,632,677)    (415,529)   (505,539)  (1,883,662)  (2,144,762)
                                            -----------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                 (1,160,183)  (1,121,761)    (356,514)   (468,467)  (1,514,295)  (1,807,773)
                                            =============================================================================

                 See accompanying notes to financial statements

                                                                        JANUS ASPEN SERIES (CONTINUED)
                                            ----------------------------------------------------------------------------------
                                                                              MID CAP GROWTH
                                                 LARGE CAP GROWTH               PORTFOLIO --              MID CAP GROWTH
                                            PORTFOLIO -- SERVICE SHARES    INSTITUTIONAL SHARES    PORTFOLIO -- SERVICE SHARES
                                            ----------------------------------------------------------------------------------
                                                     YEAR ENDED                  YEAR ENDED                  YEAR ENDED
                                                    DECEMBER 31,                DECEMBER 31,                DECEMBER 31,
                                            ----------------------------------------------------------------------------------
                                                  2008          2007         2008         2007          2008         2007
                                            ----------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)           $    (84,736)    (127,055)     (945,229)  (1,319,188)      (143,175)   (200,702)
   Net realized gain (loss) on investments        205,989      718,347     1,519,819    6,230,660        526,172   1,956,440
   Change in unrealized appreciation
      (depreciation) on investments            (4,299,626)     952,037   (45,107,441)  14,221,883     (5,884,742)    556,817
   Capital gain distributions                          --           --     4,486,409      563,058        560,429      70,838
                                            ----------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                    (4,178,373)   1,543,329   (40,046,442)  19,696,413     (4,941,316)  2,383,393
                                            ----------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                    26,859       42,614       129,986      124,510         18,242      68,621
   Death benefits                                  62,930     (176,638)     (351,742)  (1,048,697)        28,682     (33,800)
   Surrenders                                  (1,706,762)  (2,154,108)  (13,929,551) (18,918,663)    (1,557,557) (2,970,313)
   Administrative expenses                        (12,433)     (15,814)     (114,728)    (130,173)       (15,156)    (18,081)
   Capital contribution (withdrawal)                   --           --            --           --             --          --
   Transfers between subaccounts
      (including fixed account), net             (499,125)    (810,539)   (3,442,665)  (3,360,451)      (627,537)   (728,952)
                                            ----------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions          (2,128,531)  (3,114,485)  (17,708,700) (23,333,474)    (2,153,326) (3,682,525)
                                            ----------------------------------------------------------------------------------
Increase (decrease) in net assets              (6,306,904)  (1,571,156)  (57,755,142)  (3,637,061)    (7,094,642) (1,299,132)
Net assets at beginning of year                11,792,937   13,364,093   103,143,877  106,780,938     12,578,457  13,877,589
                                            ----------------------------------------------------------------------------------
Net assets at end of year                    $  5,486,033   11,792,937    45,388,735  103,143,877      5,483,815  12,578,457
                                            ==================================================================================
Changes in units (note 5):
   Units purchased                                 83,998       83,647       621,205      475,772        254,430     607,152
   Units redeemed                                (411,430)    (513,498)   (1,620,464)  (1,542,173)      (642,951) (1,181,722)
                                            ----------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                   (327,432)    (429,851)     (999,259)  (1,066,401)      (388,521)   (574,570)
                                            ==================================================================================

                 See accompanying notes to financial statements

                                                                                                              JPMORGAN
                                                              JANUS ASPEN SERIES (CONTINUED)              INSURANCE TRUST
                                            ------------------------------------------------------------  ---------------
                                                                                                              JPMORGAN
                                                                                                          INSURANCE TRUST
                                                                                                              BALANCED
                                            WORLDWIDE GROWTH PORTFOLIO --  WORLDWIDE GROWTH PORTFOLIO --   PORTFOLIO --
                                                INSTITUTIONAL SHARES             SERVICE SHARES               CLASS 1
                                            -----------------------------------------------------------------------------
                                                       YEAR ENDED                    YEAR ENDED              YEAR ENDED
                                                      DECEMBER 31,                  DECEMBER 31,            DECEMBER 31,
                                            -----------------------------------------------------------------------------
                                                   2008         2007            2008         2007              2008
                                            -----------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)           $   (261,591)   (1,096,902)        (63,576)    (174,551)           (330)
   Net realized gain (loss) on investments     (4,234,334)    6,419,064        (175,869)   1,761,187            (146)
   Change in unrealized appreciation
      (depreciation) on investments           (51,658,241)    7,784,641      (5,960,446)    (272,991)        (11,925)
   Capital gain distributions                          --            --              --           --              --
                                            -----------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (56,154,166)   13,106,803      (6,199,891)   1,313,645         (12,401)
                                            -----------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                   110,979       230,108          12,255       69,680              --
   Death benefits                                (762,032)   (1,653,980)        (32,270)    (176,544)             --
   Surrenders                                 (17,481,409)  (30,417,213)     (1,687,928)  (3,944,921)         (6,401)
   Administrative expenses                       (131,568)     (168,903)        (14,525)     (19,449)            (20)
   Capital contribution (withdrawal)                   --            --              --           --              --
   Transfers between subaccounts
      (including fixed account), net           (5,279,661)   (5,467,200)       (367,251)     119,987          73,899
                                            -----------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (23,543,691)  (37,477,188)     (2,089,719)  (3,951,247)         67,478
                                            -----------------------------------------------------------------------------
Increase (decrease) in net assets             (79,697,857)  (24,370,385)     (8,289,610)  (2,637,602)         55,077
Net assets at beginning of year               140,110,924   164,481,309      14,872,963   17,510,565              --
                                            -----------------------------------------------------------------------------
Net assets at end of year                    $ 60,413,067   140,110,924       6,583,353   14,872,963          55,077
                                            =============================================================================
Changes in units (note 5):
   Units purchased                                650,836       772,423         240,552      638,762           7,337
   Units redeemed                              (2,089,905)   (2,301,958)       (595,021)  (1,160,767)           (747)
                                            -----------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                 (1,439,069)   (1,529,535)       (354,469)    (522,005)          6,590
                                            =============================================================================

                 See accompanying notes to financial statements

                                                                      JPMORGAN INSURANCE TRUST (CONTINUED)
                                            -------------------------------------------------------------------------------------
                                            JPMORGAN INSURANCE TRUST     JPMORGAN INSURANCE TRUST       JPMORGAN INSURANCE TRUST
                                              CORE BOND PORTFOLIO --  DIVERSIFIED EQUITY PORTFOLIO --  DIVERSIFIED MID CAP GROWTH
                                                    CLASS 1                     CLASS 1                 PORTFOLIO -- CLASS 1
                                            -------------------------------------------------------------------------------------
                                                   YEAR ENDED                    YEAR ENDED                   YEAR ENDED
                                                  DECEMBER 31,                  DECEMBER 31,                 DECEMBER 31,
                                            -------------------------------------------------------------------------------------
                                                2008         2007          2008          2007                2008     2007
                                            -------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)           $   90,076      71,278          32,632      (5,101)              (167)      162
   Net realized gain (loss) on investments      (39,357)     (5,961)       (152,869)      4,206                 74         4
   Change in unrealized appreciation
      (depreciation) on investments             (72,817)     32,336        (190,950)     12,118              5,804      (282)
   Capital gain distributions                        --          --          27,755         477              1,478     2,204
                                            -------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                     (22,098)     97,653        (283,432)     11,700              7,189     2,088
                                            -------------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                 182,739   1,076,301          99,476     218,418              2,559    10,604
   Death benefits                                    --          --              --          --                 --        --
   Surrenders                                  (196,637)    (88,455)        (37,284)     (8,469)            (3,246)   (1,019)
   Administrative expenses                       (3,296)     (1,032)           (593)       (268)               (91)       --
   Capital contribution (withdrawal)                 --          --              --          --                 --        --
   Transfers between subaccounts
      (including fixed account), net           (523,882)   (344,650)        236,404     517,044            282,294      (385)
                                            -------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions          (541,076)    642,164         298,003     726,725            281,516     9,200
                                            -------------------------------------------------------------------------------------
Increase (decrease) in net assets              (563,174)    739,817          14,571     738,425            288,705    11,288
Net assets at beginning of year               2,320,757   1,580,940         742,814       4,389             15,595     4,307
                                            -------------------------------------------------------------------------------------
Net assets at end of year                    $1,757,583   2,320,757         757,385     742,814            304,300    15,595
                                            =====================================================================================
Changes in units (note 5):
   Units purchased                              578,830     429,521         283,057      94,323             66,425     1,097
   Units redeemed                              (630,225)   (368,072)       (245,929)    (32,212)           (19,633)     (178)
                                            -------------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (51,395)     61,449          37,128      62,111             46,792       919
                                            =====================================================================================

                 See accompanying notes to financial statements

                                                                  JPMORGAN INSURANCE TRUST (CONTINUED)
                                            ---------------------------------------------------------------------------------
                                             JPMORGAN INSURANCE TRUST  JPMORGAN INSURANCE TRUST    JPMORGAN INSURANCE TRUST
                                            EQUITY INDEX PORTFOLIO --       GOVERNMENT BOND      INTREPID GROWTH PORTFOLIO --
                                                     CLASS 1             PORTFOLIO -- CLASS 1               CLASS 1
                                            ---------------------------------------------------------------------------------
                                                    YEAR ENDED                YEAR ENDED                  YEAR ENDED
                                                   DECEMBER 31,              DECEMBER 31,                DECEMBER 31,
                                            ---------------------------------------------------------------------------------
                                                  2008       2007           2008        2007           2008       2007
                                            ---------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)             $    (273)   (3,908)         73,669      74,672         (8,647)   (6,627)
   Net realized gain (loss) on investments      (102,247)    1,579          30,996      (2,268)      (158,124)   11,237
   Change in unrealized appreciation
      (depreciation) on investments             (133,555)    5,590          35,169      43,378       (253,627)   42,315
   Capital gain distributions                         --        --              --          --             --        --
                                            ---------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                     (236,075)    3,261         139,834     115,782       (420,398)   46,925
                                            ---------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                   75,390   167,854         174,927   1,019,596        134,129   264,292
   Death benefits                                     --        --              --          --             --        --
   Surrenders                                    (29,128)  (11,533)       (166,553)    (63,483)       (44,712)  (10,338)
   Administrative expenses                          (487)     (226)         (2,856)       (953)          (692)     (348)
   Capital contribution (withdrawal)                  --        --              --          --             --        --
   Transfers between subaccounts
      (including fixed account), net             224,177   400,787        (639,385)   (421,008)       171,869   620,213
                                            ---------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions            269,952   556,882        (633,867)    534,152        260,594   873,819
                                            ---------------------------------------------------------------------------------
Increase (decrease) in net assets                 33,877   560,143        (494,033)    649,934       (159,804)  920,744
Net assets at beginning of year                  573,471    13,328       2,152,713   1,502,779        924,999     4,255
                                            ---------------------------------------------------------------------------------
Net assets at end of year                      $ 607,348   573,471       1,658,680   2,152,713        765,195   924,999
                                            =================================================================================
Changes in units (note 5):
   Units purchased                               239,413    76,576         552,691     418,942        358,564   128,993
   Units redeemed                               (202,480)  (26,464)       (609,240)   (367,572)      (326,440)  (46,409)
                                            ---------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                    36,933    50,112         (56,549)     51,370         32,124    82,584
                                            =================================================================================

                 See accompanying notes to financial statements

                                                  JPMORGAN INSURANCE
                                                   TRUST (CONTINUED)              LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                                            -----------------------------  -------------------------------------------------------
                                               JPMORGAN INSURANCE TRUST       LEGG MASON PARTNERS         LEGG MASON PARTNERS
                                            INTREPID MID CAP PORTFOLIO --  VARIABLE AGGRESSIVE GROWTH  VARIABLE CAPITAL AND INCOME
                                                       CLASS 1                PORTFOLIO -- CLASS II        PORTFOLIO -- CLASS I
                                            --------------------------------------------------------------------------------------
                                                      YEAR ENDED                   YEAR ENDED                   YEAR ENDED
                                                     DECEMBER 31,                 DECEMBER 31,                 DECEMBER 31,
                                            --------------------------------------------------------------------------------------
                                                    2008       2007            2008          2007          2008          2007
                                            --------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)               $  (1,705)   (5,116)         (143,139)     (181,653)       83,835       429,268
   Net realized gain (loss) on investments        (288,571)   (1,151)         (324,898)      432,599    (1,091,723)    1,844,027
   Change in unrealized appreciation
      (depreciation) on investments               (103,284)      827        (3,838,574)     (498,678)   (2,418,191)   (3,333,572)
   Capital gain distributions                       55,326     1,199                --        90,727        48,803     1,436,192
                                            --------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                       (338,234)   (4,241)       (4,306,611)     (157,005)   (3,377,276)      375,915
                                            --------------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                     92,832   212,077           463,329       787,847        40,511       203,223
   Death benefits                                       --        --          (224,242)       (8,421)      (83,407)       (5,607)
   Surrenders                                      (33,389)  (11,308)         (838,460)     (945,315)   (1,495,998)   (2,634,861)
   Administrative expenses                            (481)     (249)          (20,236)      (24,237)       (9,826)      (10,372)
   Capital contribution (withdrawal)                    --        --                --            --            --            --
   Transfers between subaccounts
      (including fixed account), net              (168,594)  544,385          (355,665)      (90,062)     (492,964)     (257,938)
                                            --------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions             (109,632)  744,905          (975,274)     (280,188)   (2,041,684)   (2,705,555)
                                            --------------------------------------------------------------------------------------
Increase (decrease) in net assets                 (447,866)  740,664        (5,281,885)     (437,193)   (5,418,960)   (2,329,640)
Net assets at beginning of year                    750,319     9,655        11,017,844    11,455,037    10,711,189    13,040,829
                                            --------------------------------------------------------------------------------------
Net assets at end of year                        $ 302,453   750,319         5,735,959    11,017,844     5,292,229    10,711,189
                                            ======================================================================================
Changes in units (note 5):
   Units purchased                                 270,122   109,255           211,397       312,705        86,341     2,168,523
   Units redeemed                                 (293,965)  (37,584)         (279,297)     (330,947)     (330,318)   (2,081,518)
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                     (23,843)   71,671           (67,900)      (18,242)     (243,977)       87,005
                                            ======================================================================================

                 See accompanying notes to financial statements

                                                              LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CONTINUED)
                                            ----------------------------------------------------------------------------------------
                                            LEGG MASON PARTNERS VARIABLE  LEGG MASON PARTNERS VARIABLE  LEGG MASON PARTNERS VARIABLE
                                                 CAPITAL AND INCOME             FUNDAMENTAL VALUE          INVESTORS PORTFOLIO --
                                                PORTFOLIO -- CLASS II         PORTFOLIO -- CLASS I                 CLASS I
                                            ----------------------------------------------------------------------------------------
                                                     YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                                                    DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
                                            ----------------------------------------------------------------------------------------
                                                2008           2007            2008          2007           2008           2007
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)           $    41,242       403,586             459        26,759         (68,397)     (113,167)
   Net realized gain (loss) on investments    (1,469,186)      643,960      (1,066,158)    2,365,422         116,965     3,088,183
   Change in unrealized appreciation
      (depreciation) on investments           (2,591,761)   (2,530,495)     (4,342,104)   (3,971,395)     (9,805,656)   (2,741,134)
   Capital gain distributions                     54,383     1,787,127           9,417     1,581,837         604,388       817,152
                                            ----------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (3,965,322)      304,178      (5,398,386)        2,623      (9,152,700)    1,051,034
                                            ----------------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                  218,499     3,341,405         173,390     1,348,018          39,772        29,506
   Death benefits                                     --            --          (4,157)      (33,084)       (248,877)     (113,524)
   Surrenders                                   (945,920)     (580,188)       (783,039)   (2,087,431)     (4,394,100)   (7,372,657)
   Administrative expenses                        (8,020)       (6,925)        (39,107)      (56,331)        (28,067)      (38,071)
   Capital contribution (withdrawal)                  --            --              --            --              --            --
   Transfers between subaccounts
      (including fixed account), net          (1,935,885)     (624,640)     (1,276,652)   (2,249,318)     (3,738,220)   (2,731,184)
                                            ----------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (2,671,326)    2,129,652      (1,929,565)   (3,078,146)     (8,369,492)  (10,225,930)
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in net assets             (6,636,648)    2,433,830      (7,327,951)   (3,075,523)    (17,522,192)   (9,174,896)
Net assets at beginning of year               13,351,667    10,917,837      15,743,406    18,818,929      30,078,139    39,253,035
                                            ----------------------------------------------------------------------------------------
Net assets at end of year                    $ 6,715,019    13,351,667       8,415,455    15,743,406      12,555,947    30,078,139
                                            ========================================================================================
Changes in units (note 5):
   Units purchased                             1,070,629     2,565,996         237,655     3,724,838         205,823       136,388
   Units redeemed                             (1,352,867)   (2,186,678)       (475,189)   (3,263,434)       (804,241)     (728,927)
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (282,238)      379,318        (237,534)      461,404        (598,418)     (592,539)
                                            ========================================================================================

                 See accompanying notes to financial statements

                                            LEGG MASON PARTNERS VARIABLE
                                                    INCOME TRUST                   MFS(R) VARIABLE INSURANCE TRUST
                                            ----------------------------  ------------------------------------------------
                                            LEGG MASON PARTNERS VARIABLE  MFS(R) INVESTORS GROWTH  MFS(R) INVESTORS TRUST
                                            STRATEGIC BOND PORTFOLIO --       STOCK SERIES --        SERIES -- SERVICE
                                                       CLASS I              SERVICE CLASS SHARES      CLASS SHARES
                                            ------------------------------------------------------------------------------
                                                     YEAR ENDED                  YEAR ENDED               YEAR ENDED
                                                    DECEMBER 31,                DECEMBER 31,             DECEMBER 31,
                                            ------------------------------------------------------------------------------
                                                 2008           2007          2008        2007        2008         2007
                                            ------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $    853,056        913,695      (224,477)   (358,671)   (109,618)   (197,828)
   Net realized gain (loss) on investments    (2,190,423)      (467,859)      188,165   1,118,381     424,977   1,402,116
   Change in unrealized appreciation
      (depreciation) on investments           (2,926,585)      (282,006)   (8,688,933)  1,409,290  (7,522,812)    305,943
   Capital gain distributions                         --             --       888,245          --   1,061,051     181,660
                                            ------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (4,263,952)       163,830    (7,837,000)  2,169,000  (6,146,402)  1,691,891
                                            ------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                  204,186         92,018       307,356     169,820     284,449     260,650
   Death benefits                               (308,069)      (252,820)      (76,416)    (70,911)    (63,398)   (191,565)
   Surrenders                                 (5,695,567)    (6,803,235)   (2,384,791) (2,501,900) (1,749,886) (2,686,468)
   Administrative expenses                       (26,236)       (31,250)      (35,366)    (45,246)    (29,923)    (40,018)
   Capital contribution (withdrawal)                  --             --            --          --          --          --
   Transfers between subaccounts
      (including fixed account), net          (2,435,860)      (145,340)   (2,212,212) (1,174,861)   (981,904) (1,205,387)
                                            ------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (8,261,546)    (7,140,627)   (4,401,429) (3,623,098) (2,540,662) (3,862,788)
                                            ------------------------------------------------------------------------------
Increase (decrease) in net assets            (12,525,498)    (6,976,797)  (12,238,429) (1,454,098) (8,687,064) (2,170,897)
Net assets at beginning of year               27,947,410     34,924,207    23,661,589  25,115,687  19,432,078  21,602,975
                                            ------------------------------------------------------------------------------
Net assets at end of year                   $ 15,421,912     27,947,410    11,423,160  23,661,589  10,745,014  19,432,078
                                            ==============================================================================
Changes in units (note 5):
   Units purchased                               310,360        262,401       279,773     251,356     182,084      75,403
   Units redeemed                               (928,557)      (747,941)     (938,298)   (700,963)   (461,101)   (438,734)
                                            ------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (618,197)      (485,540)     (658,525)   (449,607)   (279,017)   (363,331)
                                            ==============================================================================

                 See accompanying notes to financial statements

                                                           MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                                            ------------------------------------------------------------------------
                                                   MFS(R) NEW           MFS(R) STRATEGIC          MFS(R) TOTAL
                                               DISCOVERY SERIES --      INCOME SERIES --        RETURN SERIES --
                                              SERVICE CLASS SHARES    SERVICE CLASS SHARES    SERVICE CLASS SHARES
                                            ------------------------------------------------------------------------
                                                   YEAR ENDED              YEAR ENDED              YEAR ENDED
                                                  DECEMBER 31,            DECEMBER 31,            DECEMBER 31,
                                            ------------------------------------------------------------------------
                                                2008         2007        2008       2007        2008         2007
                                            ------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $    877,056     288,325      2,414    1,832      1,283,917     246,822
   Net realized gain (loss) on investments    (1,627,954)  2,358,822     (1,694)     118     (4,783,787)    642,087
   Change in unrealized appreciation
      (depreciation) on investments          (13,417,422) (3,755,006)    (8,301)    (740)   (18,807,240) (1,417,431)
   Capital gain distributions                  3,576,582   1,771,102         --       --      3,712,810   1,358,714
                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                  (10,591,738)    663,243     (7,581)   1,210    (18,594,300)    830,192
                                            ------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                  110,622     201,464      2,559       --     13,765,338  25,256,408
   Death benefits                               (129,650)   (182,820)        --       --        (54,329)    (33,961)
   Surrenders                                 (2,920,729) (4,617,747)    (3,923)    (820)    (4,946,488) (4,095,705)
   Administrative expenses                       (44,281)    (63,961)      (360)    (203)       (91,597)    (50,171)
   Capital contribution (withdrawal)                  --          --         --       --             --          --
   Transfers between subaccounts
      (including fixed account), net            (667,107) (3,958,627)   318,356   29,775     (6,695,970)   (412,615)
                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (3,651,145) (8,621,691)   316,632   28,752      1,976,954  20,663,956
                                            ------------------------------------------------------------------------
Increase (decrease) in net assets            (14,242,883) (7,958,448)   309,051   29,962    (16,617,346) 21,494,148
Net assets at beginning of year               29,383,836  37,342,284     77,548   47,586     76,363,437  54,869,289
                                            ------------------------------------------------------------------------
Net assets at end of year                   $ 15,140,953  29,383,836    386,599   77,548     59,746,091  76,363,437
                                            ========================================================================
Changes in units (note 5):
   Units purchased                               525,234     382,035     46,958    2,940      6,631,753   4,557,238
   Units redeemed                               (895,746) (1,175,688)   (12,869)    (479)    (6,278,678) (2,747,418)
                                            ------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (370,512)   (793,653)    34,089    2,461        353,075   1,809,820
                                            ========================================================================

                 See accompanying notes to financial statements

                                            MFS(R) VARIABLE INSURANCE
                                               TRUST (CONTINUED)                   OLD MUTUAL INSURANCE SERIES FUND
                                            --------------------------  ------------------------------------------------------
                                            MFS(R) UTILITIES SERIES --     OLD MUTUAL GROWTH II        OLD MUTUAL LARGE CAP
                                             SERVICE CLASS SHARES               PORTFOLIO                GROWTH PORTFOLIO
                                            ----------------------------------------------------------------------------------
                                                                         PERIOD FROM                 PERIOD FROM
                                                    YEAR ENDED          JANUARY 1 TO   YEAR ENDED   JANUARY 1 TO   YEAR ENDED
                                                   DECEMBER 31,         DECEMBER 12,  DECEMBER 31,  DECEMBER 12,  DECEMBER 31,
                                            ----------------------------------------------------------------------------------
                                                2008           2007          2008          2007          2008          2007
                                            ----------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $  3,459,115     1,201,882      (61,728)      (85,901)      (62,465)     (114,205)
   Net realized gain (loss) on investments    (4,145,632)    8,278,355     (258,978)      807,245      (205,097)      708,494
   Change in unrealized appreciation
      (depreciation) on investments          (34,403,154)    1,847,164   (1,721,334)      624,909    (2,105,629)      908,896
   Capital gain distributions                  6,709,699     2,650,863           --            --            --            --
                                            ----------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                  (28,379,972)   13,978,264   (2,042,040)    1,346,253    (2,373,191)    1,503,185
                                            ----------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                5,379,391     3,998,893        2,769        33,900         1,830        13,441
   Death benefits                               (518,352)     (241,861)     (59,071)      (24,946)      (89,031)      (79,902)
   Surrenders                                 (7,265,533)  (10,860,726)    (656,404)   (2,109,492)     (844,492)   (2,509,437)
   Administrative expenses                      (164,321)     (126,525)      (7,759)       (9,529)       (9,558)      (11,707)
   Capital contribution (withdrawal)                  --            --           --            --            --            --
   Transfers between subaccounts
      (including fixed account), net          (2,203,589)    3,184,896   (3,417,838)     (270,092)   (5,003,885)     (769,233)
                                            ----------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (4,772,404)   (4,045,323)  (4,138,303)   (2,380,159)   (5,945,136)   (3,356,838)
                                            ----------------------------------------------------------------------------------
Increase (decrease) in net assets            (33,152,376)    9,932,941   (6,180,343)   (1,033,906)   (8,318,327)   (1,853,653)
Net assets at beginning of year               68,816,871    58,883,930    6,180,343     7,214,249     8,318,327    10,171,980
                                            ----------------------------------------------------------------------------------
Net assets at end of year                   $ 35,664,495    68,816,871           --     6,180,343            --     8,318,327
                                            ==================================================================================
Changes in units (note 5):
   Units purchased                             1,717,640     1,242,197       27,980        93,936        19,558        21,895
   Units redeemed                             (2,221,521)   (1,558,357)    (484,401)     (286,230)     (420,998)     (199,213)
                                            ----------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (503,881)     (316,160)    (456,421)     (192,294)     (401,440)     (177,318)
                                            ==================================================================================

                 See accompanying notes to financial statements

                                                                 OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                            -------------------------------------------------------------------------------
                                               OPPENHEIMER BALANCED      OPPENHEIMER BALANCED       OPPENHEIMER CAPITAL
                                                     FUND/VA           FUND/VA -- SERVICE SHARES   APPRECIATION FUND/VA
                                            -------------------------------------------------------------------------------
                                                     YEAR ENDED               YEAR ENDED                  YEAR ENDED
                                                    DECEMBER 31,             DECEMBER 31,                 DECEMBER 31,
                                            -------------------------------------------------------------------------------
                                                2008          2007        2008         2007          2008         2007
                                            -------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $  1,102,985      881,692       812,906     189,578      (887,650)  (1,254,285)
   Net realized gain (loss) on investments    (3,478,166)   1,155,917    (4,639,902)    328,987       800,335    8,384,169
   Change in unrealized appreciation
      (depreciation) on investments          (18,295,291)  (5,151,604)  (22,056,335) (3,360,227)  (39,111,844)   5,783,104
   Capital gain distributions                  2,242,000    4,684,444     2,504,095   3,355,513            --           --
                                            -------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                  (18,428,472)   1,570,449   (23,379,236)    513,851   (39,199,159)  12,912,988
                                            -------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                  269,635      190,682     4,479,294  13,021,834        59,360      168,027
   Death benefits                               (359,363)    (307,400)       50,215    (608,763)     (655,219)  (1,016,455)
   Surrenders                                 (8,536,285) (13,730,455)   (2,898,119) (3,007,941)  (12,836,588) (23,876,988)
   Administrative expenses                       (43,261)     (58,777)      (65,256)    (58,750)      (90,666)    (111,330)
   Capital contribution (withdrawal)                  --           --            --          --            --           --
   Transfers between subaccounts
      (including fixed account), net          (3,160,360)     922,049     2,011,263  (1,506,966)   (6,418,640)  (3,295,303)
                                            -------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions        (11,829,634) (12,983,901)    3,577,397   7,839,414   (19,941,753) (28,132,049)
                                            -------------------------------------------------------------------------------
Increase (decrease) in net assets            (30,258,106) (11,413,452)  (19,801,839)  8,353,265   (59,140,912) (15,219,061)
Net assets at beginning of year               50,975,974   62,389,426    51,835,028  43,481,763    98,385,439  113,604,500
                                            -------------------------------------------------------------------------------
Net assets at end of year                   $ 20,717,868   50,975,974    32,033,189  51,835,028    39,244,527   98,385,439
                                            ===============================================================================
Changes in units (note 5):
   Units purchased                               247,332      253,021     3,584,748   2,503,513       337,310      531,273
   Units redeemed                               (784,539)    (705,271)   (2,956,938) (1,758,458)   (1,208,560)  (1,541,044)
                                            -------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (537,207)    (452,250)      627,810     745,055      (871,250)  (1,009,771)
                                            ===============================================================================

                 See accompanying notes to financial statements

                                                           OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                                            ------------------------------------------------------------------------------
                                                  OPPENHEIMER                                          OPPENHEIMER
                                              CAPITAL APPRECIATION       OPPENHEIMER CORE BOND       GLOBAL SECURITIES
                                            FUND/VA -- SERVICE SHARES          FUND/VA           FUND/VA -- SERVICE SHARES
                                            ------------------------------------------------------------------------------
                                                   YEAR ENDED                 YEAR ENDED               YEAR ENDED
                                                   DECEMBER 31,              DECEMBER 31,              DECEMBER 31,
                                            ------------------------------------------------------------------------------
                                                2008        2007           2008         2007         2008         2007
                                            ------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $  (191,312)   (258,756)     1,423,745    2,131,705      (96,390)      41,460
   Net realized gain (loss) on investments     (648,296)  1,261,166     (4,243,715)    (329,216)  (3,143,372)   8,314,331
   Change in unrealized appreciation
      (depreciation) on investments          (6,250,398)    860,710    (13,666,441)    (266,797) (46,035,381)  (8,483,476)
   Capital gain distributions                        --          --             --           --    6,131,071    5,954,508
                                            ------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                  (7,090,006)  1,863,120    (16,486,411)   1,535,692  (43,144,072)   5,826,823
                                            ------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                 197,207   1,510,274        126,061      125,316    7,191,747    4,418,729
   Death benefits                               (42,037)    (10,756)      (478,418)    (450,325)    (136,105)    (768,453)
   Surrenders                                (1,109,437) (1,910,621)    (9,401,450) (13,139,549) (11,858,182) (12,565,066)
   Administrative expenses                      (32,306)    (42,417)       (54,559)     (63,156)    (225,838)    (275,969)
   Capital contribution (withdrawal)                 --          --             --           --           --           --
   Transfers between subaccounts
      (including fixed account), net         (1,486,858)   (443,550)    (2,318,662)   5,735,527   15,229,373   (4,577,140)
                                            ------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions        (2,473,431)   (897,070)   (12,127,028)  (7,792,187)  10,200,995  (13,767,899)
                                            ------------------------------------------------------------------------------
Increase (decrease) in net assets            (9,563,437)    966,050    (28,613,439)  (6,256,495) (32,943,077)  (7,941,076)
Net assets at beginning of year              16,850,464  15,884,414     51,723,544   57,980,039  120,949,888  128,890,964
                                            ------------------------------------------------------------------------------
Net assets at end of year                   $ 7,287,027  16,850,464     23,110,105   51,723,544   88,006,811  120,949,888
                                            ==============================================================================
Changes in units (note 5):
   Units purchased                              635,344     639,868        772,273      607,444    7,373,887    1,695,947
   Units redeemed                              (827,364)   (708,008)    (1,447,651)    (916,668)  (4,368,089)  (2,655,834)
                                            ------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                 (192,020)    (68,140)      (675,378)    (309,224)   3,005,798     (959,887)
                                            ==============================================================================

                 See accompanying notes to financial statements

                                                            OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                                            ------------------------------------------------------------------------------
                                                                                                   OPPENHEIMER MAIN STREET
                                             OPPENHEIMER HIGH INCOME     OPPENHEIMER MAIN STREET     SMALL CAP FUND/VA --
                                                    FUND/VA             FUND/VA -- SERVICE SHARES       SERVICE SHARES
                                            ------------------------------------------------------------------------------
                                                    YEAR ENDED                  YEAR ENDED                YEAR ENDED
                                                    DECEMBER 31,               DECEMBER 31,              DECEMBER 31,
                                            -------------------------------------------------------------------------------
                                                2008          2007          2008          2007          2008        2007
                                            -------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $  1,975,649     3,179,051       180,771     (582,401)     (493,536)   (684,053)
   Net realized gain (loss) on investments    (5,944,550)     (522,129)     (889,428)   6,841,450   (14,266,728)  1,554,075
   Change in unrealized appreciation
      (depreciation) on investments          (23,779,224)   (3,101,478)  (18,361,958)  (3,858,926)  (15,401,150) (4,509,261)
   Capital gain distributions                         --            --     2,367,969           --     2,604,651   1,374,213
                                            -------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                  (27,748,125)     (444,556)  (16,702,646)   2,400,123   (27,556,763) (2,265,026)
                                            -------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                   52,599        33,898     7,267,661   15,395,645    18,737,363  14,906,973
   Death benefits                               (352,819)     (740,153)     (319,216)    (506,099)     (176,898)    (12,115)
   Surrenders                                 (6,607,413)  (11,876,408)   (6,067,211)  (9,137,223)   (3,511,503) (3,522,693)
   Administrative expenses                       (32,267)      (47,495)     (143,337)    (129,001)     (131,317)   (114,085)
   Capital contribution (withdrawal)                  --            --            --           --            --          --
   Transfers between subaccounts
      (including fixed account), net          (1,310,319)   (2,153,439)   54,594,811  (33,812,033)  (15,618,101) 11,752,616
                                            -------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (8,250,219)  (14,783,597)   55,332,708  (28,188,711)     (700,456) 23,010,696
                                            -------------------------------------------------------------------------------
Increase (decrease) in net assets            (35,998,344)  (15,228,153)   38,630,062  (25,788,588)  (28,257,219) 20,745,670
Net assets at beginning of year               43,383,047    58,611,200    55,699,943   81,488,531    62,617,746  41,872,076
                                            -------------------------------------------------------------------------------
Net assets at end of year                   $  7,384,703    43,383,047    94,330,005   55,699,943    34,360,527  62,617,746
                                            ===============================================================================
Changes in units (note 5):

   Units purchased                               537,810       242,039    13,672,210    3,277,493     9,453,306   3,239,538
   Units redeemed                               (835,548)     (762,463)   (4,360,744)  (5,721,555)   (9,725,757) (1,410,666)
                                            -------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (297,738)     (520,424)    9,311,466   (2,444,062)     (272,451)  1,828,872
                                            ===============================================================================

                 See accompanying notes to financial statements

                                               OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)     PIMCO VARIABLE INSURANCE TRUST
                                            ----------------------------------------------------  ------------------------------
                                                OPPENHEIMER MIDCAP         OPPENHEIMER MIDCAP      PIMCO ALL ASSET PORTFOLIO --
                                                     FUND/VA           FUND/VA -- SERVICE SHARES       ADVISOR CLASS SHARES
                                            ------------------------------------------------------------------------------------
                                                    YEAR ENDED                 YEAR ENDED                   YEAR ENDED
                                                   DECEMBER 31,               DECEMBER 31,                 DECEMBER 31,
                                            ------------------------------------------------------------------------------------
                                                2008          2007         2008        2007            2008         2007
                                            ------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $   (594,135)    (944,065)     (57,595)    (86,700)        611,967       662,946
   Net realized gain (loss) on investments      (841,060)   3,246,016     (212,305)    430,548      (2,047,841)       80,112
   Change in unrealized appreciation
      (depreciation) on investments          (24,862,400)   1,440,912   (2,074,939)    (59,150)     (1,308,931)     (184,167)
   Capital gain distributions                         --           --           --          --          25,534            --
                                            ------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                  (26,297,595)   3,742,863   (2,344,839)    284,698      (2,719,271)      558,891
                                            ------------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                   76,297      100,654       89,947     379,103       1,004,144       521,893
   Death benefits                               (529,571)    (486,702)          --      (2,916)        (13,736)     (173,416)
   Surrenders                                 (6,860,382) (13,651,031)    (423,053)   (437,238)     (1,017,978)     (632,141)
   Administrative expenses                       (49,087)     (64,309)      (8,733)    (12,558)        (37,408)      (26,032)
   Capital contribution (withdrawal)                  --           --           --          --              --            --
   Transfers between subaccounts
      (including fixed account), net          (2,490,712)  (4,986,987)    (448,990) (1,118,404)     (2,757,782)    7,953,664
                                            ------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (9,853,455) (19,088,375)    (790,829) (1,192,013)     (2,822,760)    7,643,968
                                            ------------------------------------------------------------------------------------
Increase (decrease) in net assets            (36,151,050) (15,345,512)  (3,135,668)   (907,315)     (5,542,031)    8,202,859
Net assets at beginning of year               59,933,718   75,279,230    5,144,191   6,051,506      15,149,212     6,946,353
                                            ------------------------------------------------------------------------------------
Net assets at end of year                   $ 23,782,668   59,933,718    2,008,523   5,144,191       9,607,181    15,149,212
                                            ====================================================================================
Changes in units (note 5):
   Units purchased                               118,582       71,046       75,108      74,809       4,378,363     3,099,326
   Units redeemed                               (571,188)    (700,674)    (143,971)   (146,859)     (4,686,933)   (2,419,304)
                                            ------------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (452,606)    (629,628)     (68,863)    (72,050)       (308,570)      680,022
                                            ====================================================================================

                 See accompanying notes to financial statements

                                                                   PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                            ----------------------------------------------------------------------------------------
                                            PIMCO FOREIGN BOND PORTFOLIO                                      PIMCO LONG-TERM
                                               (U.S. DOLLAR-HEDGED) --   PIMCO HIGH YIELD PORTFOLIO -- U.S. GOVERNMENT PORTFOLIO --
                                             ADMINISTRATIVE CLASS SHARES  ADMINISTRATIVE CLASS SHARES    ADMINISTRATIVE CLASS SHARES
                                            ----------------------------------------------------------------------------------------
                                                    YEAR ENDED                     YEAR ENDED                    YEAR ENDED
                                                   DECEMBER 31,                   DECEMBER 31,                  DECEMBER 31,
                                            ----------------------------------------------------------------------------------------
                                                 2008          2007           2008           2007            2008           2007
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)           $   107,811       169,619      4,703,878      5,473,260       2,303,298     2,044,529
   Net realized gain (loss) on investments      (115,071)      (34,735)    (5,236,032)      (206,426)      1,332,479      (917,698)
   Change in unrealized appreciation
      (depreciation) on investments             (289,028)       40,516    (17,179,679)    (3,784,824)      7,174,061     4,778,984
   Capital gain distributions                         --            --        254,587             --         432,511            --
                                            ----------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                     (296,288)      175,400    (17,457,246)     1,482,010      11,242,349     5,905,815
                                            ----------------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                   28,013        54,395      3,973,218      8,037,072      25,292,893    20,351,052
   Death benefits                               (199,355)     (123,379)      (622,263)      (815,832)       (539,976)     (507,213)
   Surrenders                                 (1,599,515)   (1,396,802)    (8,716,772)   (10,470,794)    (11,014,508)   (7,912,176)
   Administrative expenses                       (10,165)      (12,193)      (170,066)      (195,643)       (194,609)      (95,695)
   Capital contribution (withdrawal)                  --            --             --             --              --            --
   Transfers between subaccounts
      (including fixed account), net            (768,542)      (67,371)    15,156,701    (18,267,721)    (18,223,141)      800,324
                                            ----------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (2,549,564)   (1,545,350)     9,620,818    (21,712,918)     (4,679,341)   12,636,292
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in net assets             (2,845,852)   (1,369,950)    (7,836,428)   (20,230,908)      6,563,008    18,542,107
Net assets at beginning of year                8,346,778     9,716,728     85,408,357    105,639,265      81,485,137    62,943,030
                                            ----------------------------------------------------------------------------------------
Net assets at end of year                    $ 5,500,926     8,346,778     77,571,929     85,408,357      88,048,145    81,485,137
                                            ========================================================================================
Changes in units (note 5):
   Units purchased                               119,782       151,729      5,538,977      2,822,570      12,205,784     4,939,215
   Units redeemed                               (321,812)     (272,086)    (3,690,450)    (4,554,670)    (12,549,376)   (3,604,298)
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (202,030)     (120,357)     1,848,527     (1,732,100)       (343,592)    1,334,917
                                            ========================================================================================

                 See accompanying notes to financial statements

                                                                                                                 THE PRUDENTIAL
                                                      PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                  SERIES FUND
                                           ----------------------------------------------------------------  -----------------------
                                           PIMCO LOW DURATION PORTFOLIO -- PIMCO TOTAL RETURN PORTFOLIO --    JENNISON 20/20 FOCUS
                                             ADMINISTRATIVE CLASS SHARES   ADMINISTRATIVE CLASS SHARES       PORTFOLIO -- CLASS II
                                           -----------------------------------------------------------------------------------------
                                                     YEAR ENDED                       YEAR ENDED                   YEAR ENDED
                                                    DECEMBER 31,                     DECEMBER 31,                 DECEMBER 31,
                                           -----------------------------------------------------------------------------------------
                                                 2008            2007            2008           2007           2008         2007
                                           -----------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $   6,212,372      2,308,493      13,016,496     10,378,500      2,242,970    3,139,949
   Net realized gain (loss) on investments     (6,022,244)       726,901       1,604,748     (2,101,011)   (23,849,398)   2,340,512
   Change in unrealized appreciation
      (depreciation) on investments           (10,683,162)     3,249,935      (7,664,083)    12,081,199     (4,616,129)  (3,346,613)
   Capital gain distributions                   1,946,669             --       2,494,913             --             --           --
                                           -----------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                    (8,546,365)     6,285,329       9,452,074     20,358,688    (26,222,557)   2,133,848
                                           -----------------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                               142,684,329     79,743,357      40,550,855     48,656,310     22,157,225   27,906,594
   Death benefits                                (258,010)       (57,165)     (2,323,544)    (2,215,066)       (53,766)     (13,916)
   Surrenders                                 (12,177,082)    (3,893,113)    (48,283,715)   (39,457,409)    (2,225,268)  (1,895,253)
   Administrative expenses                       (543,113)       (57,704)       (667,370)      (512,737)       (92,109)     (39,835)
   Capital contribution (withdrawal)                   --             --              --             --             --           --
   Transfers between subaccounts
      (including fixed account), net         (118,691,481)    88,743,433      25,495,487    (49,030,975)   (26,774,146) (21,210,855)
                                           -----------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions          11,014,643    164,478,808      14,771,713    (42,559,877)    (6,988,064)   4,746,735
                                           -----------------------------------------------------------------------------------------
Increase (decrease) in net assets               2,468,278    170,764,137      24,223,787    (22,201,189)   (33,210,621)   6,880,583
Net assets at beginning of year               191,569,429     20,805,292     299,527,179    321,728,368     43,189,805   36,309,222
                                           -----------------------------------------------------------------------------------------
Net assets at end of year                   $ 194,037,707    191,569,429     323,750,966    299,527,179      9,979,184   43,189,805
                                           =========================================================================================
Changes in units (note 5):
   Units purchased                             59,739,647     27,163,180      25,689,499     14,983,262      9,491,185    4,600,588
   Units redeemed                             (58,744,852)   (11,286,307)    (23,836,362)   (18,526,893)   (11,448,976)  (4,204,486)
                                           -----------------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                    994,795     15,876,873       1,853,137     (3,543,631)    (1,957,791)     396,102
                                           =========================================================================================

                 See accompanying notes to financial statements

                                                          THE PRUDENTIAL SERIES FUND (CONTINUED)
                                            -----------------------------------------------------------------
                                                                                             SP INTERNATIONAL
                                                                        NATURAL RESOURCES    GROWTH PORTFOLIO
                                             JENNISON PORTFOLIO --   PORTFOLIO -- CLASS II      -- CLASS II
                                                CLASS II SHARES              SHARES               SHARES
                                            -----------------------------------------------------------------
                                                  YEAR ENDED               YEAR ENDED           YEAR ENDED
                                                 DECEMBER 31,             DECEMBER 31,         DECEMBER 31,
                                            -----------------------------------------------------------------
                                                2008        2007        2008        2007       2008     2007
                                            -----------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $   (46,915)   (58,128)   5,363,846   6,375,980   24,129   19,499
   Net realized gain (loss) on investments      (59,764)   105,148   (8,728,636)  2,877,574   (5,299)  14,978
   Change in unrealized appreciation
      (depreciation) on investments          (1,289,691)   276,848  (23,129,479)  1,485,716  (92,090)  (3,282)
   Capital gain distributions                        --         --           --          --       --       --
                                            -----------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                  (1,396,370)   323,868  (26,494,269) 10,739,270  (73,260)  31,195
                                            -----------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                 140,258     93,923   12,513,106   7,394,948       --       --
   Death benefits                                    --     (8,418)    (179,189)    (63,334)      --       --
   Surrenders                                  (289,742)  (191,794)  (3,057,829) (1,642,101) (21,158) (47,813)
   Administrative expenses                       (5,421)    (6,128)    (105,631)    (60,643)    (252)    (317)
   Capital contribution (withdrawal)                 --         --           --          --       --       --
   Transfers between subaccounts
      (including fixed account), net            412,811    (69,368)     988,417  11,378,740   (4,518)   4,494
                                            -----------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions           257,906   (181,785)  10,158,874  17,007,610  (25,928) (43,636)
                                            -----------------------------------------------------------------
Increase (decrease) in net assets            (1,138,464)   142,083  (16,335,395) 27,746,880  (99,188) (12,441)
Net assets at beginning of year               3,469,709  3,327,626   42,907,111  15,160,231  160,415  172,856
                                            -----------------------------------------------------------------
Net assets at end of year                   $ 2,331,245  3,469,709   26,571,716  42,907,111   61,227  160,415
                                            =================================================================
Changes in units (note 5):
   Units purchased                              146,619     54,179    5,262,163   2,126,660    3,275      355
   Units redeemed                              (111,905)   (70,027)  (3,936,800) (1,199,560)  (5,760)  (3,375)
                                            -----------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                   34,714    (15,848)   1,325,363     927,100   (2,485)  (3,020)
                                            =================================================================

                 See accompanying notes to financial statements

                                             THE PRUDENTIAL
                                               SERIES FUND                                   THE UNIVERSAL
                                               (CONTINUED)     RYDEX VARIABLE TRUST   INSTITUTIONAL FUNDS, INC.
                                            -----------------  ---------------------  --------------------------
                                              SP PRUDENTIAL
                                              U.S. EMERGING
                                            GROWTH PORTFOLIO                               EQUITY AND INCOME
                                               -- CLASS II                               PORTFOLIO -- CLASS II
                                                 SHARES         NASDAQ-100(R) FUND              SHARES
                                            --------------------------------------------------------------------
                                                                                                     PERIOD FROM
                                               YEAR ENDED           YEAR ENDED         YEAR ENDED     MAY 1 TO
                                              DECEMBER 31,         DECEMBER 31,       DECEMBER 31,  DECEMBER 31,
                                            --------------------------------------------------------------------
                                              2008     2007      2008        2007         2008         2007
                                            --------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $  2,978   1,844    (105,057)   (133,967)      96,864      (24,612)
   Net realized gain (loss) on investments       (25)    165     (52,434)    805,687   (1,072,825)     (18,939)
   Change in unrealized appreciation
      (depreciation) on investments          (11,065)    881  (3,690,934)    637,610   (1,878,975)     (87,680)
   Capital gain distributions                     --      --          --          --      228,793       25,537
                                            --------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (8,112)  2,890  (3,848,425)  1,309,330   (2,626,143)    (105,694)
                                            --------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                   --      --     137,010     188,641    4,112,706    6,224,049
   Death benefits                                 --      --  (1,509,756)    (41,472)          --           --
   Surrenders                                   (139)   (452)   (830,932) (1,188,962)    (341,808)     (66,487)
   Administrative expenses                       (46)    (41)    (21,631)    (22,376)     (11,473)          --
   Capital contribution (withdrawal)              --      --          --          --           --           --
   Transfers between subaccounts
      (including fixed account), net           2,095      (2)  1,400,198    (929,191)     951,038    1,033,609
                                            --------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions          1,910    (495)   (825,111) (1,993,360)   4,710,463    7,191,171
                                            --------------------------------------------------------------------
Increase (decrease) in net assets             (6,202)  2,395  (4,673,536)   (684,030)   2,084,320    7,085,477
Net assets at beginning of year               22,410  20,015   9,433,864  10,117,894    7,085,477           --
                                            --------------------------------------------------------------------
Net assets at end of year                   $ 16,208  22,410   4,760,328   9,433,864    9,169,797    7,085,477
                                            ====================================================================
Changes in units (note 5):
   Units purchased                               261      --   1,493,101     540,660    1,896,522      992,545
   Units redeemed                                (16)    (37) (1,804,167) (1,029,503)  (1,380,207)    (262,555)
                                            --------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                   245     (37)   (311,066)   (488,843)     516,315      729,990
                                            ====================================================================

                 See accompanying notes to financial statements

                                                     VAN KAMPEN LIFE INVESTMENT TRUST              XTF ADVISORS TRUST
                                            -------------------------------------------------  --------------------------
                                                 CAPTIAL GROWTH
                                             PORTFOLIO --  CLASS II    COMSTOCK PORTFOLIO --      ETF 60 PORTFOLIO --
                                                     SHARES              CLASS II SHARES           CLASS II SHARES
                                            -----------------------------------------------------------------------------
                                                                                                PERIOD FROM   PERIOD FROM
                                                   YEAR ENDED               YEAR ENDED         JANUARY 1 TO    MAY 1 TO
                                                  DECEMBER 31,             DECEMBER 31,          JUNE 20,    DECEMBER 31,
                                            -----------------------------------------------------------------------------
                                                2008        2007         2008         2007         2008          2007
                                            -----------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $  (114,371)   (175,607)   1,136,165      (82,687)      39,382      (69,679)
   Net realized gain (loss) on investments      259,611     555,865  (30,908,764)   3,168,859     (290,067)      (6,964)
   Change in unrealized appreciation
      (depreciation) on investments          (5,354,699)  1,196,588  (28,335,786) (11,011,500)      96,032      (96,032)
   Capital gain distributions                        --          --    5,528,592    2,373,564           --           --
                                            -----------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                  (5,209,459)  1,576,846  (52,579,793)  (5,551,764)    (154,653)    (172,675)
                                            -----------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                 133,704     159,511   29,401,102   25,192,684    2,292,864    8,364,944
   Death benefits                               (25,908)    (54,246)    (374,225)    (153,667)     (45,539)          --
   Surrenders                                  (789,692)   (703,098)  (8,831,960)  (9,246,388)    (105,505)      13,685
   Administrative expenses                      (25,780)    (34,741)    (278,739)    (309,609)        (677)          --
   Capital contribution (withdrawal)                 --          --           --           --           --           --
   Transfers between subaccounts
      (including fixed account), net           (542,353)   (623,635) (47,034,981)  10,200,115  (10,325,379)     132,935
                                            -----------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions        (1,250,029) (1,256,209) (27,118,803)  25,683,135   (8,184,236)   8,511,564
                                            -----------------------------------------------------------------------------
Increase (decrease) in net assets            (6,459,488)    320,637  (79,698,596)  20,131,371   (8,338,889)   8,338,889
Net assets at beginning of year              11,431,569  11,110,932  131,462,747  111,331,376    8,338,889           --
                                            -----------------------------------------------------------------------------
Net assets at end of year                   $ 4,972,081  11,431,569   51,764,151  131,462,747           --    8,338,889
                                            =============================================================================
Changes in units (note 5):
   Units purchased                              168,370     105,852   13,886,556    5,495,932      997,464    1,403,053
   Units redeemed                              (288,754)   (218,709) (17,867,142)  (3,349,890)  (1,846,864)    (553,653)
                                            -----------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                 (120,384)   (112,857)  (3,980,586)   2,146,042     (849,400)     849,400
                                            =============================================================================

                 See accompanying notes to financial statements

                  GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          Notes to Financial Statements

                                December 31, 2008

(1) DESCRIPTION OF ENTITY

     Genworth Life & Annuity VA Separate Account 1 ("Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-ended mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. They are sold to GLAIC, and the Portfolios may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

     Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

     The assets of the Separate Account belong to GLAIC. Nonetheless, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

     The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

     Effective September 8, 2008, the following Portfolios were added to the Separate Account:

     Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund

     Genworth Variable Insurance Trust -- Genworth Columbia Mid Cap Value Fund

     Genworth Variable Insurance Trust -- Genworth Davis NY Venture Fund

     Genworth Variable Insurance Trust -- Genworth Eaton Vance Large Cap Value Fund

     Genworth Variable Insurance Trust -- Genworth Legg Mason Partners Aggressive Growth Fund

     Genworth Variable Insurance Trust -- Genworth PIMCO StockPLUS Fund

     Genworth Variable Insurance Trust -- Genworth Putnam International Capital Opportunities Fund

     Genworth Variable Insurance Trust -- Genworth Thornburg International Value Fund

     Genworth Variable Insurance Trust -- Genworth Western Asset Management Core Plus Fixed Income Fund

     The following Portfolios were not available as investment options for contracts issued on or after September 8, 2008:

     AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II
Shares

     BlackRock Variable Series Funds, Inc. -- BlackRock Large Cap Growth V.I. Fund -- Class III

     GE Investments Funds, Inc. -- Income Fund -- Class 1 Shares

     GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class 1 Shares

     GE Investments Funds, Inc. -- Premier Growth Equity Fund -- Class 1 Shares

     GE Investments Funds, Inc. -- S&P 500(R) Index Fund

     Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II

     Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio -- Class I

     MFS(R) Variable Insurance Trust -- MFS(R) Investors Trust Series -- Service Class Shares

     Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Service Shares

     Rydex Variable Trust -- NASDAQ 100(R) Fund

     XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares was added to the Separate Account effective May 1, 2007. On March 18, 2008, the Board of Trustees for the XTF Advisors Trust voted to liquidate the ETF 60 Portfolio due to its relatively small asset size and insufficient evidence of future asset growth opportunities. Final liquidation of the XTF Advisors Trust -- ETF 60 Portfolio occurred on June 20, 2008.

     On August 22, 2008, the Board of Trustees of the Old Mutual Insurance Series Fund voted to liquidate the Old Mutual Growth II Portfolio and the Old Mutual Large Cap Growth Portfolio primarily due to each Portfolio's small asset size, high operating costs and lack of economies of scale. Final liquidation of the Old Mutual Insurance Series Fund -- Old Mutual Growth II Portfolio and Old Mutual Large Cap Growth Portfolio occurred on December 12, 2008.

     On April 28, 2007, the Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio -- Class I shares and the values presented in the Statement of Changes in Net Assets for the year ended December 31, 2007 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class I shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class I shares and the values presented in the Statement of Changes in Net Assets for the year ended December 31, 2007 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class II shares and the values presented in the Statement of Changes in Net Assets for the year ended December 31, 2007 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios II, Inc. -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II shares and the values presented in the Statement of Changes in Net Assets for the year ended December 31, 2007 are reflective of the combined values from both funds.

     The following Portfolios are not available to contracts issued on or after May 1, 2007:

     Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class II

     Van Kampen Life Investment Trust -- Capital Growth Portfolio -- Class II Shares (formerly, Strategic Growth Portfolio)

     AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B and Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares were added to the Separate Account effective August 27, 2007.

     Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2, The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares and XTF Advisors Trust-ETF 60 Portfolio -- Class II Portfolio were added to the Separate Account effective May 1, 2007.

     The Prudential Series Fund -- SP William Blair International Growth portfolio -- Class II Shares changed its name to The Prudential Series Fund -- SP International Growth Portfolio -- Class II Shares effective May 1, 2007.

     The following Portfolios are not available to contracts issued on or after May 1, 2006:

     Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager(SM) Portfolio -- Service Class 2

     Goldman Sachs Variable Insurance Trust -- Goldman Sachs Mid Cap Value Fund

     J.P. Morgan Series Trust II -- JPMorgan Bond Portfolio

     J.P. Morgan Series Trust II -- JPMorgan International Equity Portfolio

     J.P. Morgan Series Trust II -- JPMorgan Mid Cap Value Portfolio

     J.P. Morgan Series Trust II -- JPMorgan Small Company Portfolio

     J.P. Morgan Series Trust II -- JPMorgan U.S. Large Cap Core Equity
Portfolio

     MFS(R) Variable Insurance Trust -- MFS(R) New Discovery Series -- Service Class Shares

     Janus Aspen Series -- International Growth Portfolio -- Service Shares is not available for new purchase payments or transfers on or after November 15, 2004.

     The following Portfolios are not available to contracts issued on or after May 1, 2003:

     Dreyfus -- The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares

     Janus Aspen Series -- Global Life Sciences Portfolio -- Service Shares

     Janus Aspen Series -- Global Technology Portfolio -- Service Shares

     Janus Aspen Series -- Large Cap Growth Portfolio -- Service Shares

     Janus Aspen Series -- Mid Cap Growth Portfolio -- Service Shares

     Janus Aspen Series -- Worldwide Growth Portfolio -- Service Shares

     PIMCO Variable Insurance Trust -- PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative Class Shares

     As of December 31, 2008, The Prudential Series Fund -- Equity Portfolio -- Class II Shares were available, but not shown on the statements due to not having any activity since its inception.

     All designated Portfolios listed above are series type mutual funds.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) BASIS OF PRESENTATION

     These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

     (b) INVESTMENTS

     SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

     VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

     - LEVEL 1 - quoted prices in active markets for identical securities.

     - LEVEL 2 - observable inputs other than Level 1 quote prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)

     - LEVEL 3 - unobservable inputs

     The investments of the Separate Accounts are measured at fair value on a recurring basis. All the investments are categorized as Level 1 as of December 31, 2008.

     The Separate Account does not have any assets or liabilities reported at fair value on a non-recurring basis required to be disclosed under SFAS 157.

     Purchases and redemptions of investments are recorded on the Valuation Day (as defined in the definition section of the prospectus) the request for purchase or redemption is received while income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

     (C) UNIT CLASSES

     There are several unit classes of subaccounts based on the annuity contract through which the subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in footnote (4) (a) below. Form numbers P1140, P1142, P1143, P1150, P1153 and P1611 are no longer available for sale, although additional purchase payments may still be accepted under the terms of the contracts.

     (D) FEDERAL INCOME TAXES

     The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

     (E) PAYMENTS DURING ANNUITIZATION

     Net assets allocated to the contracts in variable payout annuitization (variable income payments for the life of the annuitant) are computed in accordance to the mortality tables in effect at the time of contract issue. The assumed interest rate is an effective annual rate of 3%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from the GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

(3) PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2008 were:

                                                             COST OF    PROCEEDS
                                                             SHARES       FROM
FUND/PORTFOLIO                                              ACQUIRED   SHARES SOLD
--------------                                             ----------  -----------
AIM Variable Insurance Funds
   AIM V.I. Basic Value Fund -- Series II shares           $9,845,825   $8,951,988
   AIM V.I. Capital Appreciation Fund -- Series I shares    2,092,652    6,393,689
   AIM V.I. Capital Development Fund -- Series I shares        14,768        2,802
   AIM V.I. Core Equity Fund -- Series I shares             3,623,754    7,111,489
   AIM V.I. Global Real Estate Fund -- Series II shares       999,025      707,034
   AIM V.I. Government Securities Fund -- Series I shares      37,338       37,521

                                                                                     COST OF      PROCEEDS
                                                                                     SHARES         FROM
FUND/PORTFOLIO                                                                      ACQUIRED     SHARES SOLD
--------------                                                                    ------------  ------------
   AIM V.I. International Growth Fund -- Series II shares                         $168,442,022  $156,482,160
   AIM V.I. LargeCap Growth Fund -- Series I shares                                        564         2,779
   AIM V.I. Technology Fund -- Series I shares                                             223            69
   AIM V.I. Utilities Fund -- Series I shares                                            2,484           553
The Alger American Fund
   Alger American LargeCap Growth Portfolio -- Class O Shares                        5,865,219    20,122,982
   Alger American SmallCap Growth Portfolio -- Class O Shares                        8,615,975    22,021,958
AllianceBernstein Variable Products Series Fund, Inc.
   AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B                  27,725,581    12,779,831
   AllianceBernstein Global Technology Portfolio -- Class B                          4,048,755     4,376,501
   AllianceBernstein Growth and Income Portfolio -- Class B                         40,441,199    44,680,590
   AllianceBernstein International Value Portfolio -- Class B                      397,668,208   356,756,209
   AllianceBernstein Large Cap Growth Portfolio -- Class B                           4,322,656     8,023,478
   AllianceBernstein Small Cap Growth Portfolio -- Class B                           6,420,235     9,125,668
American Century Variable Portfolios, Inc.
   VP Income & Growth Fund -- Class I                                                   33,690        16,726
   VP International Fund -- Class I                                                  9,320,931     8,750,980
   VP Ultra(R) Fund -- Class I                                                          30,478        12,683
   VP Value Fund -- Class I                                                            347,477       290,257
American Century Variable Portfolios II, Inc.
   VP Inflation Protection Fund -- Class II                                        111,268,841    32,060,570
BlackRock Variable Series Funds, Inc.
   BlackRock Basic Value V.I. Fund -- Class III                                      6,384,810     7,637,300
   BlackRock Global Allocation V.I. Fund -- Class III                              524,499,617   349,741,610
   BlackRock Large Cap Growth V.I. Fund -- Class III                                 2,191,101     1,505,248
   BlackRock Value Opportunities V.I. Fund -- Class III                              4,329,904     4,209,849
Columbia Funds Variable Insurance Trust I
   Columbia Marsico Growth Fund, Variable Series -- Class A                         12,492,407    28,148,966
   Columbia Marsico International Opportunities Fund, Variable Series -- Class B   206,712,672   173,057,288
Dreyfus
   The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares                112,231       465,579
Dreyfus Investment Portfolios
   MidCap Stock Portfolio -- Initial Shares                                             27,294         8,658
Dreyfus Variable Investment Fund
   Money Market Portfolio                                                            1,846,610     1,685,736
DWS Variable Series II
   DWS Dreman High Return Equity VIP -- Class B Shares                                  47,779        29,514
   DWS Dreman Small Mid Cap Value VIP -- Class B Shares                                 46,442        16,764
   DWS Technology VIP -- Class B Shares                                                  1,085           731
Eaton Vance Variable Trust
   VT Floating-Rate Income Fund                                                    116,312,839   120,479,903
   VT Worldwide Health Sciences Fund                                                 7,016,772     6,176,591
Evergreen Variable Annuity Trust
   Evergreen VA Omega Fund -- Class 2                                               10,496,963     9,508,940
Federated Insurance Series
   Federated American Leaders Fund II -- Primary Shares                              9,203,960     8,669,289

                                                                                     COST OF       PROCEEDS
                                                                                      SHARES         FROM
FUND/PORTFOLIO                                                                       ACQUIRED     SHARES SOLD
--------------                                                                    --------------  ------------
   Federated Capital Income Fund II                                               $    2,890,308  $  5,312,358
   Federated High Income Bond Fund II -- Primary Shares                               12,450,865    19,052,814
   Federated High Income Bond Fund II -- Service Shares                               15,078,627    20,298,162
   Federated Kaufmann Fund II -- Service Shares                                       38,985,852    24,786,748
Fidelity(R) Variable Insurance Products Fund
   VIP Asset Manager(SM) Portfolio -- Initial Class                                   21,087,382    27,367,986
   VIP Asset Manager(SM) Portfolio -- Service Class 2                                 10,843,423    11,325,054
   VIP Balanced Portfolio -- Service Class 2                                          74,305,107    61,412,225
   VIP Contrafund(R) Portfolio -- Initial Class                                       44,239,867   105,557,853
   VIP Contrafund(R) Portfolio -- Service Class 2                                    179,282,279   207,899,383
   VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                       1,755,206     1,906,389
   VIP Equity-Income Portfolio -- Initial Class                                       25,554,473    80,855,828
   VIP Equity-Income Portfolio -- Service Class 2                                    121,374,937   146,471,889
   VIP Growth & Income Portfolio -- Initial Class                                      9,109,431    16,075,828
   VIP Growth & Income Portfolio -- Service Class 2                                    6,807,990     9,035,261
   VIP Growth Opportunities Portfolio -- Initial Class                                 2,919,529     5,847,293
   VIP Growth Portfolio -- Initial Class                                              10,637,121    36,590,291
   VIP Growth Portfolio -- Service Class 2                                            14,645,093    29,516,880
   VIP Investment Grade Bond Portfolio -- Service Class 2                             94,546,677   112,923,613
   VIP Mid Cap Portfolio -- Initial Class                                                  7,875         2,581
   VIP Mid Cap Portfolio -- Service Class 2                                          113,940,532   130,143,132
   VIP Overseas Portfolio -- Initial Class                                            18,956,485    29,898,921
   VIP Value Strategies Portfolio -- Service Class 2                                   3,726,265     4,946,084
Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class 2 Shares                                 820,455,215   668,407,402
   Franklin Large Cap Growth Securities Fund -- Class 2 Shares                         1,333,317     1,384,344
   Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares           223,816,383   107,555,157
   Mutual Shares Securities Fund -- Class 2 Shares                                    71,706,894    29,045,626
   Templeton Foreign Securities Fund -- Class 1 Shares                                 7,043,937    10,328,055
   Templeton Foreign Securities Fund -- Class 2 Shares                                10,270,408     9,887,863
   Templeton Global Asset Allocation Fund -- Class 2 Shares                               42,395        38,703
   Templeton Global Income Securities Fund -- Class 1 Shares                           5,161,565     4,502,813
   Templeton Growth Securities Fund -- Class 2 Shares                                  8,212,026     7,872,515
GE Investments Funds, Inc.
   Core Value Equity Fund -- Class 1 Shares                                            4,738,154     9,912,706
   Income Fund -- Class 1 Shares                                                      30,202,865    45,522,409
   International Equity Fund -- Class 1 Shares                                        39,129,062    57,187,179
   Mid-Cap Equity Fund -- Class 1 Shares                                              59,971,445    98,277,170
   Money Market Fund                                                               1,108,013,904   924,927,132
   Premier Growth Equity Fund -- Class 1 Shares                                       10,528,207    22,222,633
   Real Estate Securities Fund -- Class 1 Shares                                      43,195,069    48,184,183
   S&P 500(R) Index Fund                                                             113,092,137   173,763,260
   Small-Cap Equity Fund -- Class 1 Shares                                            29,071,007    46,208,468
   Total Return Fund -- Class 1 Shares                                               257,535,268   326,563,801
   Total Return Fund -- Class 3 Shares                                             1,140,556,727   795,576,167
   U.S. Equity Fund -- Class 1 Shares                                                  8,309,689    22,072,879

                                                                                    COST OF       PROCEEDS
                                                                                     SHARES        FROM
FUND/PORTFOLIO                                                                      ACQUIRED    SHARES SOLD
--------------                                                                    ------------  ------------
Genworth Variable Insurance Trust
   Genworth Calamos Growth Fund                                                   $  5,341,491  $      5,948
   Genworth Columbia Mid Cap Value Fund                                             25,436,502     3,903,944
   Genworth Davis NY Venture Fund                                                    4,073,304        52,222
   Genworth Eaton Vance Large Cap Value Fund                                        59,859,263    11,162,839
   Genworth Legg Mason Partners Aggressive Growth Fund                              70,331,902    14,075,184
   Genworth PIMCO StockPLUS Fund                                                   102,647,830    17,253,792
   Genworth Putnam International Capital Opportunities Fund                         28,824,963     4,966,893
   Genworth Thornburg International Value Fund                                      26,537,753     4,708,109
   Genworth Western Asset Management Core Plus Fixed Income Fund                    61,690,914    17,148,679
Goldman Sachs Variable Insurance Trust
   Goldman Sachs Growth and Income Fund                                              6,335,759    16,357,471
   Goldman Sachs Mid Cap Value Fund                                                 18,886,818    55,880,569
J.P. Morgan Series Trust II
   JPMorgan Bond Portfolio                                                              75,008        44,236
   JPMorgan International Equity Portfolio                                              62,249        23,270
   JPMorgan Mid Cap Value Portfolio                                                     46,352        46,081
   JPMorgan Small Company Portfolio                                                      3,854         4,283
   JPMorgan U.S. Large Cap Core Equity Portfolio                                           119           182
Janus Aspen Series
   Balanced Portfolio -- Institutional Shares                                       30,544,042    60,607,028
   Balanced Portfolio -- Service Shares                                             99,213,562    87,201,365
   Flexible Bond Portfolio -- Institutional Shares                                   8,079,440    13,562,553
   Forty Portfolio -- Institutional Shares                                          23,295,823    43,785,953
   Forty Portfolio -- Service Shares                                               179,653,490   132,555,489
   Fundamental Equity Portfolio -- Institutional Shares                                 11,520         1,668
   Global Life Sciences Portfolio -- Service Shares                                  2,556,139     5,228,013
   Global Technology Portfolio -- Service Shares                                     4,102,948     6,349,854
   International Growth Portfolio -- Institutional Shares                           54,393,399    70,379,348
   International Growth Portfolio -- Service Shares                                  4,811,962     6,259,295
   Large Cap Growth Portfolio -- Institutional Shares                                5,787,865    26,860,657
   Large Cap Growth Portfolio -- Service Shares                                        574,762     2,795,630
   Mid Cap Growth Portfolio -- Institutional Shares                                 14,957,477    28,891,421
   Mid Cap Growth Portfolio -- Service Shares                                        2,173,106     3,927,582
   Worldwide Growth Portfolio -- Institutional Shares                                9,503,144    33,777,842
   Worldwide Growth Portfolio -- Service Shares                                      1,636,447     3,788,322
JPMorgan Insurance Trust
   JPMorgan InsuranceTrust Balanced Portfolio -- Class 1                                75,110         7,961
   JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                           6,452,038     6,879,587
   JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1                  2,795,173     2,423,135
   JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1            404,319       121,230
   JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                        2,119,824     1,840,078
   JPMorgan Insurance Trust Government Bond Portfolio -- Class 1                     6,322,023     6,858,680
   JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                     3,217,708     2,949,423
   JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                    2,424,091     2,467,033

                                                                                        COST OF      PROCEEDS
                                                                                        SHARES         FROM
FUND/PORTFOLIO                                                                         ACQUIRED     SHARES SOLD
--------------                                                                       ------------  ------------
Legg Mason Partners Variable Equity Trust
   Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II              $  2,427,019  $  3,543,126
   Legg Mason Partners Variable Capital and Income Portfolio -- Class I                   978,045     2,884,677
   Legg Mason Partners Variable Capital and Income Portfolio -- Class II                9,715,938    12,343,064
   Legg Mason Partners Variable Fundamental Value Portfolio -- Class I                  2,218,408     4,161,805
   Legg Mason Partners Variable Investors Portfolio -- Class I                          4,023,855    11,907,024
Legg Mason Partners Variable Income Trust
   Legg Mason Partners Variable Strategic Bond Portfolio -- Class I                     5,238,604    12,690,409
MFS(R) Variable Insurance Trust
   MFS(R) Investors Growth Stock Series -- Service Class Shares                         3,027,976     6,762,952
   MFS(R) Investors Trust Series -- Service Class Shares                                3,103,546     4,666,078
   MFS(R) New Discovery Series -- Service Class Shares                                  8,866,635     8,082,241
   MFS(R) Strategic Income Series -- Service Class Shares                                 437,276       118,245
   MFS(R) Total Return Series -- Service Class Shares                                  71,492,597    64,478,011
   MFS(R) Utilities Series -- Service Class Shares                                     42,825,398    36,782,190
Old Mutual Insurance Series Fund
   Old Mutual Growth II Portfolio                                                         323,857     4,524,779
   Old Mutual Large Cap Growth Portfolio                                                  355,529     6,381,672
Oppenheimer Variable Account Funds
   Oppenheimer Balanced Fund/VA                                                         8,764,014    17,246,982
   Oppenheimer Balanced Fund/VA -- Service Shares                                      35,978,107    29,141,954
   Oppenheimer Capital Appreciation Fund/VA                                             9,195,146    29,789,260
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares                           8,123,526    10,648,288
   Oppenheimer Core Bond Fund/VA                                                       13,521,454    24,253,130
   Oppenheimer Global Securities Fund/VA -- Service Shares                             64,940,903    48,492,887
   Oppenheimer High Income Fund/VA                                                      9,415,703    15,830,390
   Oppenheimer Main Street Fund/VA -- Service Shares                                   92,574,530    34,627,407
   Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                         90,501,833    89,278,391
   Oppenheimer MidCap Fund/VA                                                           1,838,155    12,294,725
   Oppenheimer MidCap Fund/VA -- Service Shares                                         1,028,472     1,878,376
PIMCO Variable Insurance Trust
   PIMCO All Asset Portfolio -- Advisor Class Shares                                   48,907,231    51,092,919
   PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative Class Shares     1,779,635     4,178,846
   PIMCO High Yield Portfolio -- Administrative Class Shares                           59,461,444    44,999,139
   PIMCO Long-Term U.S. Government Portfolio -- Administrative Class Shares           152,647,640   154,489,283
   PIMCO Low Duration Portfolio -- Administrative Class Shares                        644,148,301   624,622,680
   PIMCO Total Return Portfolio -- Administrative Class Shares                        333,647,964   303,552,513
The Prudential Series Fund
   Jennison 20/20 Focus Portfolio -- Class II Shares                                  103,953,263   108,545,240
   Jennison Portfolio -- Class II Shares                                                1,533,510     1,323,026
   Natural Resources Portfolio -- Class II Shares                                      81,533,312    65,982,362
   SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares                          5,376           490
   SP International Growth Portfolio -- Class II Shares                                    68,956        70,773
Rydex Variable Trust
   NASDAQ -- 100(R) Fund                                                                7,784,890     8,755,782
The Universal Institutional Funds, Inc.
   Equity and Income Portfolio -- Class II Shares                                      17,047,978    11,953,153

                                                                                        COST OF     PROCEEDS
                                                                                        SHARES        FROM
FUND/PORTFOLIO                                                                         ACQUIRED    SHARES SOLD
--------------                                                                       ------------  ------------
Van Kampen Life Investment Trust
   Captial Growth Portfolio -- Class II Shares                                       $140,822,953  $160,980,865
   Comstock Portfolio -- Class II Shares                                                1,767,155     3,126,230
XTF Advisors Trust
   ETF 60 Portfolio -- Class II Shares                                                 10,031,475    18,146,593

(4) RELATED PARTY TRANSACTIONS

     (A) GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

     Net purchase payments (premiums) transferred from GLAIC represent gross purchase payments (premiums) recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

     Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

     Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes as well as any additional benefits provided under the contract, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Other charges assessed to cover certain other administrative expenses are assessed by the redemption of units. The fees are assessed on a daily basis through the daily net asset value. Footnote (6) demonstrates the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

     The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within Separate Account.

MORTALITY AND EXPENSE RISK CHARGE                             0.40% - 1.55% of the daily value of the assets invested
                                                              in each Portfolio (fund).
This charge is assessed through a reduction in unit values.

ADMINISTRATIVE CHARGE                                         0.15% - 0.35% of the daily value of the assets invested
                                                              in each fund.
This charge is assessed through a reduction in unit values.

ANNUAL ADMINISTRATIVE CHARGE                                  $0 - $30 per contract year invested in each fund.
This charge is assessed through the redemption in units.

SURRENDER CHARGE                                              0.00% - 9.00% on the value of the accumulation units
                                                              purchased.
This charge is assessed through the redemption in units.

     (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

     Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLAIC.

     (C) CAPITALIZATION

     Affiliates of the Separate Account have capitalized certain portfolios of Genworth Variable Insurance Trust.

     (D) BONUS CREDIT

     For contract P1152, transfers from the General Account for payments by GLAIC in the form of bonus credits include approximately $10.7 million and $15.1 million for the periods ended December 31, 2008 and 2007.

     (E) CAPITAL BROKERAGE CORPORATION

     Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

     (F) GENWORTH VARIABLE INSURANCE TRUST

     Genworth Variable Insurance Trust (the Fund) is an open-end diversified management investment company. Genworth Financial Wealth Management (Investment Advisor), a wholly-owned subsidiary of Genworth Financial, Inc., currently serves as investment advisor to the Fund. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of 1.0% for the Genworth Calamos Growth Fund, 0.85% for the Genworth Columbia Mid Cap Value Fund, 0.75% Genworth Davis NY Venture Fund, 0.75% Genworth Eaton Vance Large Cap Value Fund, 0.70% Genworth Legg Mason Partners Aggressive Growth Fund, 0.60% Genworth PIMCO StocksPLUS Fund, 0.95% Genworth Putnam International Capital Opportunities Fund, 0.90% Genworth Thornburg International Value Fund, and 0.65% Genworth Western Asset Management Core Plus Fixed Income Fund.

(5) CAPITAL TRANSACTIONS

     All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

     The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2008 and 2007 are reflected in the Statements of Changes in Net Assets.

(6) FINANCIAL HIGHLIGHTS

     GLAIC offers several variable annuity products through the subaccounts that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2008, 2007, 2006, 2005 and 2004 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2006 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2008 and were available to contract owners during 2008.

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
AIM Variable Insurance Funds
    AIM V.I. Basic Value Fund -- Series II shares
       2008                    1.45% to 2.30%    1,471,353        7.72 to 5.39            10,642     2.32%     (52.60)% to (53.01)%
       2007                    1.45% to 2.30%    1,659,393       16.29 to 11.47           25,722     0.36%      (0.11)% to (0.98)%
       2006                    1.45% to 2.30%    1,909,128       16.31 to 11.58           29,813     0.41%       11.31% to 10.35%
       2005                    1.45% to 2.30%    1,925,238       14.65 to 10.50           27,322     0.49%        8.28% to 3.12%
       2004                    1.45% to 2.20%    1,659,147       14.10 to 10.41           22,898     0.00%        9.23% to 4.07%
    AIM V.I. Capital Appreciation Fund -- Series I shares
       2008                    0.75% to 2.10%    2,405,091        4.68 to 6.89            11,716     0.00%     (42.92)% to (43.70)%
       2007                    0.75% to 2.10%    3,057,845        8.19 to 12.23           25,929     0.00%        11.17% to 9.65%
       2006                    0.75% to 2.30%    3,971,594        7.37 to 11.01           30,220     0.06%        5.51% to 3.86%
       2005                    0.75% to 2.10%    3,102,434        13.83 to 6.53           22,640     0.06%        15.23% to 6.56%
       2004                    0.75% to 2.10%    3,462,258        12.90 to 6.11           23,540     0.00%        5.83% to 0.58%
    AIM V.I. Capital Development Fund -- Series I shares
       2008                    0.75% to 0.75%        2,002        8.47 to 8.47                17     1.66%     (47.42)% to (47.42)%
       2007                    0.75% to 0.75%        1,328       16.10 to 16.10               21     3.05%       10.01% to 10.01%
       2006                    0.75% to 0.75%        1,195       14.64 to 14.64               17     0.12%       15.65% to 15.65%
       2005                    0.75% to 0.75%          974       12.66 to 12.66               12     0.00%        8.79% to 8.79%
       2004                    0.75% to 0.75%          772       11.64 to 11.64                9     0.00%       14.63% to 14.63%
    AIM V.I. Core Equity Fund -- Series I shares
       2008                    0.75% to 2.30%    1,854,854        7.03 to 7.75            14,617     2.07%     (30.67)% to (31.75)%
       2007                    0.75% to 2.30%    2,208,336       10.14 to 11.35           25,386     1.02%        7.30% to 5.62%
       2006                    0.75% to 0.75%    2,749,575        9.45 to 9.45            29,700     0.81%       15.83% to 15.83%
       2005                    0.75% to 0.75%          283        8.16 to 8.16                 2     0.84%        4.52% to 4.52%
       2004                    0.75% to 0.75%          625        7.80 to 7.80                 5     1.57%        8.15% to 8.15%
    AIM V.I. Global Real Estate Fund -- Series II shares
       2008                    1.45% to 2.20%       47,714        8.15 to 4.75               339    15.03%     (45.52)% to (45.94)%
       2007                    1.45% to 2.20%       17,946       14.96 to 11.71              242    10.30%      (7.14)% to (7.85)%
       2006                    1.45% to 2.05%        2,948       16.11 to 14.94               47     2.29%       40.18% to 39.33%
       2005                    1.45% to 1.45%          608       11.49 to 11.49                7     2.92%       14.89% to 14.89%
    AIM V.I. Government Securities Fund -- Series I shares
       2008                    0.75% to 0.75%        1,504       14.97 to 14.97               22     4.17%       11.47% to 11.47%
       2007                    0.75% to 0.75%        1,558       13.43 to 13.43               21     5.18%        5.54% to 5.54%
       2006                    0.75% to 0.75%        1,223       12.72 to 12.72               16     7.79%        2.78% to 2.78%
       2005                    0.75% to 0.75%          945       12.38 to 12.38               12     3.28%        0.90% to 0.90%
       2004                    0.75% to 0.75%          241       12.27 to 12.27                3     0.08%        1.79% to 1.79%
    AIM V.I. International Growth Fund -- Series II shares
       2008                    1.45% to 2.55%    6,349,635        10.27 to 5.99           51,090     0.49%     (41.39)% to (42.05)%
       2007                    1.45% to 2.55%    5,648,638       17.52 to 10.34           89,441     0.47%        12.75% to 5.07%
       2006                    1.45% to 2.30%    2,947,792       15.54 to 13.39           43,431     1.38%       26.03% to 24.95%
       2005                    1.45% to 2.30%    1,071,925       12.33 to 10.72           13,152     1.31%        18.94% to 7.20%
       2004                    1.45% to 2.20%       48,431       10.63 to 10.62              516     0.62%        6.29% to 6.19%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
    AIM V.I. Large Cap Growth Fund -- Series I shares
       2008                    1.45% to 1.45%        2,501        7.07 to 7.07                18     0.01%     (39.18)% to (39.18)%
       2007                    1.45% to 1.45%        2,692       11.63 to 11.63               31     0.03%       13.96% to 13.96%
       2006                    1.45% to 2.20%        2,805       10.20 to 10.15               29     0.22%        2.03% to 1.51%
       2005                    1.45% to 1.45%          312       12.36 to 12.36                4     0.72%        2.00% to 2.00%
    AIM V.I. Technology Fund -- Series I shares
       2008                    0.75% to 0.75%        3,253        1.95 to 1.95                 6     0.00%     (44.92)% to (44.92)%
       2007                    0.75% to 0.75%        3,184        3.55 to 3.55                11     0.00%        6.89% to 6.89%
       2006                    0.75% to 0.75%        3,165        3.32 to 3.32                11     0.00%        9.66% to 9.66%
       2005                    0.75% to 0.75%        3,126        3.03 to 3.03                 9     0.00%        1.41% to 1.41%
       2004                    0.75% to 0.75%        3,126        2.99 to 2.99                 9     0.00%        3.98% to 3.98%
    AIM V.I. Utilities Fund -- Series I shares
       2008                    0.75% to 0.75%          404        8.61 to 8.61                 3     3.05%     (32.86)% to (32.86)%
       2007                    0.75% to 0.75%          290       12.82 to 12.82                4     2.00%       19.73% to 19.73%
       2006                    0.75% to 0.75%          817       10.71 to 10.71                9     3.28%       24.52% to 24.52%
       2005                    0.75% to 0.75%          796        8.60 to 8.60                 7     2.38%       15.96% to 15.96%
       2004                    0.75% to 0.75%          292        7.41 to 7.41                 2     3.23%       23.58% to 23.58%
The Alger American Fund
    Alger American LargeCap Growth Portfolio -- Class O Shares
       2008                    1.15% to 1.60%    3,822,849        12.78 to 5.61           32,079     0.23%     (46.78)% to (47.02)%
       2007                    1.15% to 1.60%    4,954,536       24.02 to 10.59           77,447     0.35%       18.56% to 18.02%
       2006                    1.15% to 1.60%    6,423,326        20.26 to 8.97           85,861     0.13%        3.94% to 3.47%
       2005                    1.15% to 1.60%    8,119,602        19.49 to 8.67          106,661     0.24%       10.75% to 10.25%
       2004                    1.15% to 1.60%   10,617,105        17.60 to 7.87          127,650     0.00%        4.28% to 3.81%
    Alger American SmallCap Growth Portfolio -- Class O Shares
       2008                    1.15% to 1.60%    3,365,920        8.56 to 6.54            25,618     0.00%     (47.22)% to (47.46)%
       2007                    1.15% to 1.60%    4,556,709       16.22 to 12.45           65,664     0.00%       15.89% to 15.36%
       2006                    1.15% to 1.60%    5,906,690       14.00 to 10.79           73,631     0.00%       18.64% to 18.10%
       2005                    1.15% to 1.60%    7,118,172        11.80 to 9.14           75,448     0.00%       15.54% to 15.02%
       2004                    1.15% to 1.60%    8,684,546        10.21 to 7.94           80,359     0.00%       15.23% to 14.71%
AllianceBernstein Variable Products Series Fund, Inc.
    AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B
       2008                    1.45% to 2.55%    2,363,636        7.01 to 6.91            16,167     3.18%     (31.22)% to (31.99)%
       2007                    1.45% to 2.55%      724,121       10.19 to 10.15            7,350     0.00%        5.66% to 4.49%
    AllianceBernstein Global Technology Portfolio -- Class B
       2008                    1.45% to 2.10%      352,242        9.11 to 6.42             3,098     0.00%     (48.23)% to (48.57)%
       2007                    1.45% to 2.10%      367,210       17.60 to 12.49            6,431     0.00%       18.15% to 17.36%
       2006                    1.45% to 2.30%      279,527       14.90 to 11.26            4,147     0.00%        6.81% to 5.90%
       2005                    1.45% to 2.10%      292,803       14.21 to 10.03            4,067     0.00%        2.15% to 1.48%
       2004                    1.45% to 2.10%      304,642        13.94 to 9.88            4,153     0.00%       3.56% to (1.20)%
    AllianceBernstein Growth and Income Portfolio -- Class B
       2008                    1.15% to 2.30%    8,422,022        9.84 to 7.12            70,944     4.34%     (41.38)% to (42.06)%
       2007                    1.15% to 2.30%   10,474,263       16.79 to 12.28          151,327     1.54%        3.65% to 2.44%
       2006                    1.15% to 2.30%   13,122,419       16.20 to 11.99          183,423     1.15%       15.64% to 14.30%
       2005                    1.15% to 2.30%   14,848,760       14.01 to 10.49          180,466     1.27%        6.20% to 2.30%
       2004                    1.15% to 2.20%   16,020,295       13.55 to 10.48          188,515     0.74%        9.94% to 4.80%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
    AllianceBernstein International Value Portfolio-- Class B
       2008                    1.45% to 2.55%   11,076,363        7.72 to 4.47            68,474     2.08%     (53.96)% to (54.48)%
       2007                    1.45% to 2.55%   12,061,917        16.77 to 9.83          180,154     2.45%       4.04% to (2.59)%
       2006                    1.45% to 2.30%    6,462,121       16.12 to 14.06           98,953     1.37%       33.17% to 32.02%
       2005                    1.45% to 2.30%    1,821,627       12.10 to 10.65           21,933     0.96%        18.49% to 6.50%
       2004                    1.45% to 2.10%       60,435       10.54 to 10.53              638     0.00%        5.40% to 5.31%
    AllianceBernstein Large Cap Growth Portfolio -- Class B
       2008                    1.45% to 2.30%    2,968,259        9.03 to 6.92            14,864     0.00%     (40.69)% to (41.21)%
       2007                    1.45% to 2.30%    3,521,483       15.23 to 11.77           29,206     0.00%       11.96% to 10.99%
       2006                    1.45% to 2.30%    4,382,691       13.61 to 10.61           32,212     0.00%      (2.08)% to (2.92)%
       2005                    1.45% to 2.30%    4,758,699        13.90 to 6.45           35,074     0.00%        13.18% to 9.26%
       2004                    1.45% to 2.10%    5,055,815        12.28 to 5.71           32,416     0.00%        9.15% to 3.28%
    AllianceBernstein Small Cap Growth Portfolio -- Class B
       2008                    1.45% to 2.20%      791,595        5.67 to 5.56             4,590     0.00%     (46.41)% to (46.82)%
       2007                    1.45% to 1.70%    1,047,111       10.59 to 10.19           11,344     0.00%       12.04% to 11.75%
       2006                    1.50% to 1.70%      781,360        9.24 to 9.12             7,654     0.00%        8.85% to 8.63%
       2005                    1.50% to 1.70%      818,120        10.29 to 8.39            7,351     0.00%        3.29% to 3.08%
       2004                    1.50% to 1.70%    1,213,833        9.97 to 8.14            10,540     0.00%       12.67% to 12.44%
American Century Variable Portfolios, Inc.
    VP Income & Growth Fund -- Class I
       2008                    1.45% to 2.05%       10,530        10.40 to 7.39               88     2.00%     (35.54)% to (35.93)%
       2007                    1.45% to 2.05%        9,983       16.14 to 11.54              132     1.83%      (1.52)% to (2.13)%
       2006                    1.45% to 2.05%        9,996       16.39 to 11.79              136     1.21%       15.39% to 14.69%
       2005                    1.45% to 1.50%        2,822       14.38 to 14.20               41     0.56%        3.12% to 3.07%
       2004                    1.50% to 1.50%          239       13.95 to 13.95                3     1.47%       11.30% to 11.30%
    VP International Fund -- Class I
       2008                    1.45% to 2.20%      222,588        12.40 to 5.81            1,908     0.80%     (45.62)% to (46.04)%
       2007                    1.45% to 2.20%      205,260       22.80 to 12.42            3,331     0.58%       16.34% to 15.45%
       2006                    1.45% to 2.05%      111,161       19.60 to 13.06            1,556     0.06%       23.22% to 22.47%
       2005                    1.45% to 1.45%           60       15.91 to 15.91                1     0.00%       11.62% to 11.62%
    VP Ultra(R) Fund -- Class I
       2008                    1.45% to 2.05%        6,048        8.50 to 6.81                43     0.00%     (42.33)% to (42.68)%
       2007                    1.45% to 2.05%        4,990       14.74 to 11.87               62     0.00%       19.25% to 18.52%
       2006                    1.45% to 2.05%        5,745       12.36 to 10.02               60     0.00%      (4.67)% to (5.25)%
       2005                    1.45% to 1.85%        3,944       13.00 to 10.94               44     0.00%        9.40% to 0.64%
       2004                    1.45% to 1.50%          258       12.92 to 12.88                3     0.00%        9.07% to 9.01%
    VP Value Fund -- Class I
       2008                    1.45% to 2.10%       16,009        11.43 to 7.43              176     7.26%     (27.84)% to (28.32)%
       2007                    1.45% to 2.10%       14,003       15.84 to 10.37              212     6.30%      (6.52)% to (7.14)%
       2006                    1.45% to 2.05%       22,032       16.94 to 12.27              308     2.37%       16.94% to 16.23%
       2005                    1.45% to 1.45%        2,335       14.49 to 14.49               34     5.94%        3.51% to 3.51%
       2004                    1.45% to 1.45%        1,208       14.00 to 14.00               17     0.00%       12.68% to 12.68%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
American Century Variable Portfolios II, Inc.
    VP Inflation Protection Fund -- Class II
       2008                    1.45% to 2.55%    8,364,576       10.44 to 10.09           84,952     1.46%      (3.03)% to (4.11)%
       2007                    1.45% to 2.30%      387,959       10.76 to 10.61            4,157     4.68%        7.91% to 6.98%
       2006                    1.45% to 2.30%      389,505        9.97 to 9.92             3,877     3.38%       0.11% to (0.75)%
       2005                    1.45% to 2.30%      170,088        10.00 to 9.91            1,693     3.74%       0.00% to (0.89)%
BlackRock Variable Series Funds, Inc.
    BlackRock Basic Value V.I. Fund -- Class III
       2008                    1.45% to 2.30%    1,119,238        8.20 to 7.61             8,865     2.10%     (37.82)% to (38.36)%
       2007                    1.45% to 2.30%    1,229,722       13.19 to 12.34           16,049     2.41%       0.05% to (0.82)%
       2006                    1.45% to 2.30%    1,008,415       13.18 to 12.44           13,161     4.05%       19.84% to 18.81%
       2005                    1.45% to 2.30%      524,088       11.00 to 10.47            5,730     0.39%        7.36% to 0.37%
       2004                    1.45% to 2.20%      242,570       10.88 to 10.82            2,635     2.26%        8.78% to 8.23%
    BlackRock Global Allocation V.I. Fund -- Class III
       2008                    1.45% to 2.55%   37,014,846        11.56 to 8.55          343,978     2.67%     (20.84)% to (21.72)%
       2007                    1.45% to 2.55%   20,599,329       14.61 to 10.93          265,528     5.93%       15.05% to 14.10%
       2006                    1.45% to 2.30%    5,164,141       12.69 to 11.78           60,201     9.12%       14.72% to 13.74%
       2005                    1.45% to 2.20%       92,490       11.07 to 11.01            1,024     0.00%       10.65% to 10.09%
    BlackRock Large Cap Growth V.I. Fund -- Class III
       2008                    1.45% to 2.10%      310,603        7.73 to 7.49             2,390     0.26%     (41.75)% to (42.14)%
       2007                    1.45% to 2.10%      245,703       13.27 to 12.95            3,246     0.06%        6.49% to 5.79%
       2006                    1.45% to 2.30%      234,288       12.46 to 11.34            2,912     0.06%        5.34% to 4.43%
       2005                    1.45% to 2.10%      104,238       11.83 to 11.70            1,231     0.00%        8.87% to 8.16%
       2004                    1.45% to 1.85%       34,647       10.86 to 10.83              375     0.17%        8.65% to 8.35%
    BlackRock Value Opportunities V.I. Fund -- Class III
       2008                    1.45% to 2.30%      582,155        7.73 to 6.54             4,345     3.25%     (41.08)% to (41.59)%
       2007                    1.45% to 2.30%      575,082       13.12 to 11.20            7,408     5.34%      (2.59)% to (3.43)%
       2006                    1.45% to 2.30%      543,167       13.47 to 11.59            7,200    47.14%        10.65% to 9.70%
       2005                    1.45% to 2.30%      374,763       12.17 to 10.57            4,539     1.51%        19.05% to 5.69%
       2004                    1.45% to 2.20%      120,505       11.22 to 11.16            1,351    19.09%       12.17% to 11.59%
Columbia Funds Variable Insurance Trust I
    Columbia Marsico Growth Fund, Variable Series -- Class A
       2008                    1.45% to 2.30%    3,282,592        10.53 to 7.49           32,303     0.31%     (40.33)% to (40.84)%
       2007                    1.45% to 2.30%    4,177,012       17.65 to 12.65           71,729     0.08%       15.76% to 14.76%
       2006                    1.45% to 2.30%    3,884,022       15.25 to 11.03           57,287     0.00%        4.56% to 3.66%
       2005                    1.45% to 2.30%    3,682,302       14.58 to 10.64           52,570     0.00%        12.10% to 5.09%
       2004                    1.45% to 2.20%    2,593,599       13.77 to 10.94           35,196     0.00%        12.55% to 9.38%
    Columbia Marsico International Opportunities Fund, Variable
Series -- Class B
       2008                    1.45% to 2.55%    6,825,330        13.18 to 5.67           64,646    10.70%     (49.24)% to (49.80)%
       2007                    1.45% to 2.55%    6,718,136       25.96 to 11.29          141,978     1.86%       17.93% to 19.81%
       2006                    1.45% to 2.30%    5,251,780       22.01 to 13.42          101,186     1.34%       21.44% to 20.40%
       2005                    1.45% to 2.30%    3,229,809       18.12 to 11.15           55,310     1.00%       25.11% to 11.50%
       2004                    1.45% to 2.20%    2,322,165       15.39 to 10.70           34,520     0.53%        14.90% to 7.01%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
Dreyfus
    The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares
       2008                    1.50% to 2.05%      668,346         4.49 to 7.63            3,015     0.76%     (35.41)% to (35.77)%
       2007                    1.50% to 2.05%      723,086        6.95 to 11.88            5,055     0.54%        6.16% to 5.56%
       2006                    1.45% to 2.05%      813,509        13.77 to 11.25           5,372     0.11%        7.62% to 6.97%
       2005                    1.50% to 1.70%      901,194         6.99 to 6.02            5,536     0.00%        2.07% to 1.86%
       2004                    1.50% to 1.70%      964,410         6.85 to 5.91            5,815     0.39%        4.62% to 4.40%
Dreyfus Investment Portfolios
    MidCap Stock Portfolio -- Initial Shares
       2008                    1.45% to 2.05%        9,473         9.56 to 6.43               86     7.20%     (41.29)% to (41.64)%
       2007                    1.45% to 2.05%        9,176        16.27 to 11.01             144     2.47%       0.02% to (0.59)%
       2006                    1.45% to 2.05%       10,174        16.27 to 11.08             157     1.84%        6.19% to 5.55%
       2005                    1.45% to 1.85%        2,217        15.32 to 11.45              31     0.01%        14.55% to 7.59%
       2004                    1.45% to 1.45%           98        14.24 to 14.24               1     0.39%       12.82% to 12.82%
Dreyfus Variable Investment Fund
    Money Market Portfolio
       2008                    1.45% to 2.05%       75,117        10.72 to 10.60             798     2.24%        1.05% to 0.44%
       2007                    1.45% to 2.20%       60,564        10.61 to 10.43             638     4.32%        3.30% to 2.51%
       2006                    1.45% to 2.05%       50,811        10.27 to 10.28             523     4.59%        3.09% to 2.46%
       2005                    1.45% to 1.85%       12,121        10.08 to 9.91              122     2.98%        1.18% to 0.76%
       2004                    1.50% to 1.50%        2,477         9.80 to 9.80               24     0.04%      (0.95)% to (0.95)%
DWS Variable Series II
    DWS Dreman High Return Equity VIP -- Class B Shares
       2008                    1.45% to 2.05%        9,267         9.07 to 6.14               67     7.12%     (46.94)% to (47.27)%
       2007                    1.45% to 2.05%        9,105        17.10 to 11.65             129     1.05%      (3.61)% to (4.20)%
       2006                    1.45% to 2.05%        8,948        17.74 to 12.16             133     0.85%       16.50% to 15.79%
       2005                    1.45% to 1.45%          558        15.23 to 15.23               9     1.37%        5.96% to 5.96%
       2004                    1.45% to 1.45%          401        14.37 to 14.37               6     0.00%       11.98% to 11.98%
    DWS Dreman Small Mid Cap Value VIP -- Class B Shares
       2008                    1.45% to 2.05%        4,267        14.80 to 8.23               59    10.33%     (34.64)% to (35.04)%
       2007                    1.45% to 2.05%        4,211        22.64 to 12.66              89     3.79%        1.17% to 0.55%
       2006                    1.45% to 2.05%        3,490        22.37 to 12.60              72     0.38%       22.79% to 22.05%
       2005                    1.45% to 1.45%          634        18.22 to 18.22              12     0.00%        8.19% to 8.19%
    DWS Technology VIP -- Class B Shares
       2008                    1.45% to 1.50%          852         7.86 to 8.91                7     0.00%     (47.22)% to (47.25)%
       2007                    1.45% to 1.50%          792        14.90 to 16.90              12     0.00%       12.18% to 12.12%
       2006                    1.45% to 2.05%          759        13.28 to 10.46              10     0.00%      (1.02)% to (1.62)%
       2005                    1.45% to 1.50%          289        15.23 to 13.42               4     0.07%        1.77% to 1.72%
       2004                    1.50% to 1.50%           39        14.97 to 14.97               1     0.00%      (0.04)% to (0.04)%
Eaton Vance Variable Trust
    VT Floating-Rate Income Fund
       2008                    1.45% to 2.55%    5,262,454         7.86 to 6.93           39,804     5.63%     (28.19)% to (28.99)%
       2007                    1.45% to 2.55%    6,162,498        10.95 to 9.77           65,664     5.83%       0.14% to (3.46)%
       2006                    1.45% to 2.30%    4,295,739        10.94 to 10.34          46,744     5.79%        3.98% to 3.08%
       2005                    1.45% to 2.20%    4,297,266        10.52 to 10.12          45,015     4.08%        2.36% to 1.16%
       2004                    1.45% to 2.10%    3,038,137        10.27 to 10.05          31,118     2.99%        1.34% to 0.47%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
    VT Worldwide Health Sciences Fund
       2008                    1.45% to 2.20%      723,917       12.41 to 10.34            9,182     0.00%      (8.43)% to (9.13)%
       2007                    1.45% to 2.20%      757,721       13.56 to 11.38           10,454     0.00%        4.62% to 3.82%
       2006                    1.45% to 2.30%      876,192       12.96 to 10.40           11,571     0.00%      (1.45)% to (2.29)%
       2005                    1.45% to 2.20%      890,740       14.69 to 10.28           11,959     0.00%        12.21% to 4.79%
       2004                    1.45% to 2.10%      804,315        13.94 to 9.81           10,281     0.00%       4.70% to (1.94)%
Evergreen Variable Annuity Trust
    Evergreen VA Omega Fund -- Class 2
       2008                    1.45% to 1.85%      140,721        8.90 to 8.73             1,250     0.00%     (28.46)% to (28.75)%
       2007                    1.45% to 1.85%       85,037       12.44 to 12.26            1,055     0.25%        10.11% to 9.66%
       2006                    1.45% to 2.30%       64,164       11.30 to 10.82              723     0.00%        4.17% to 3.27%
       2005                    1.45% to 1.85%       44,801       10.85 to 10.78              486     0.02%        2.07% to 1.66%
       2004                    1.50% to 1.85%       14,004       10.63 to 10.60              149     0.00%        6.25% to 6.00%
Federated Insurance Series
    Federated American Leaders Fund II -- Primary Shares
       2008                    1.15% to 1.60%    1,500,152        12.87 to 6.56           15,001     6.65%     (34.56)% to (34.85)%
       2007                    1.15% to 1.60%    2,015,253       19.66 to 10.07           30,712     2.79%     (10.71)% to (11.12)%
       2006                    1.15% to 1.60%    2,636,575       22.02 to 11.32           45,394     2.29%       15.47% to 14.95%
       2005                    1.15% to 1.60%    3,421,019        19.07 to 9.85           51,833     1.59%        3.82% to 3.35%
       2004                    1.15% to 1.60%    4,327,099        18.37 to 9.53           64,074     1.46%        8.51% to 8.03%
    Federated Capital Income Fund II
       2008                    1.15% to 1.60%      855,909        13.89 to 6.96            9,050     6.06%     (21.30)% to (21.65)%
       2007                    1.15% to 1.60%    1,088,722        17.65 to 8.89           14,801     5.30%        2.83% to 2.37%
       2006                    1.15% to 1.60%    1,431,042        17.16 to 8.68           18,752     6.04%       14.32% to 13.80%
       2005                    1.15% to 1.60%    1,648,487        15.01 to 7.63           19,590     5.42%        5.07% to 4.59%
       2004                    1.15% to 1.60%    2,106,682        14.29 to 7.30           24,117     4.55%        8.66% to 8.17%
    Federated High Income Bond Fund II -- Primary Shares
       2008                    1.15% to 1.60%    1,467,058        15.37 to 9.14           17,443    10.25%     (26.85)% to (27.18)%
       2007                    1.15% to 1.60%    2,067,050       21.01 to 12.55           33,363     8.24%        2.23% to 1.77%
       2006                    1.15% to 1.60%    2,734,643       20.55 to 12.33           43,511     9.06%        9.53% to 9.04%
       2005                    1.15% to 1.60%    3,435,540       18.76 to 11.31           50,854     8.41%        1.48% to 1.02%
       2004                    1.15% to 1.60%    4,545,043       18.49 to 11.20           67,286     7.21%        9.19% to 8.70%
    Federated High Income Bond Fund II -- Service Shares
       2008                    1.45% to 2.30%    2,234,174        9.71 to 7.94            21,881     9.67%     (27.17)% to (27.80)%
       2007                    1.45% to 2.30%    2,825,333       13.33 to 11.00           38,240     7.57%        1.68% to 0.80%
       2006                    1.45% to 2.30%    3,139,428       13.11 to 10.92           41,883     8.12%        8.97% to 8.03%
       2005                    1.45% to 2.30%    3,336,310       13.02 to 10.10           40,903     8.21%        3.95% to 0.03%
       2004                    1.45% to 2.20%    3,777,328       12.93 to 10.65           46,278     6.83%        8.56% to 6.47%
    Federated Kaufmann Fund II -- Service Shares
       2008                    1.45% to 2.55%    4,812,138        12.61 to 6.28           45,845     2.98%     (42.75)% to (43.39)%
       2007                    1.45% to 2.10%    2,613,449       22.03 to 15.47           56,888     1.73%       18.87% to 18.08%
       2006                    1.45% to 2.30%    2,729,349       18.54 to 11.88           49,853     0.60%       12.94% to 11.97%
       2005                    1.45% to 2.10%    2,598,587       16.41 to 11.67           42,072     0.00%        19.04% to 8.56%
       2004                    1.45% to 2.10%    2,157,291       15.02 to 10.75           31,957     0.00%        12.82% to 7.55%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
Fidelity(R) Variable Insurance Products Fund
    VIP Asset Manager(SM) Portfolio -- Initial Class
       2008                    1.15% to 1.60%    3,076,370        26.55 to 8.79           68,001     8.71%     (29.54)% to (29.86)%
       2007                    1.15% to 1.60%    3,723,741       37.69 to 12.54          116,426     6.07%       14.17% to 13.65%
       2006                    1.15% to 1.60%    4,607,975       33.01 to 11.03          125,274     2.85%        6.09% to 5.61%
       2005                    1.15% to 1.60%    5,612,856       31.12 to 10.45          145,425     2.89%        2.85% to 2.39%
       2004                    1.15% to 1.60%    6,990,247       30.25 to 10.20          177,876     2.86%        4.25% to 3.78%
    VIP Asset Manager(SM) Portfolio -- Service Class 2
       2008                    1.45% to 2.30%    1,874,666        8.90 to 8.44            16,286     8.68%     (29.94)% to (30.54)%
       2007                    1.45% to 2.30%    2,179,780       12.70 to 12.15           27,112     5.77%       13.50% to 12.51%
       2006                    1.45% to 2.30%    2,406,777       11.19 to 10.80           26,494     1.86%        5.59% to 4.68%
       2005                    1.45% to 2.30%    1,719,286       10.60 to 10.32           18,085     1.74%        5.68% to 1.50%
       2004                    1.45% to 2.20%      615,985       10.36 to 10.31            6,367     0.00%        3.63% to 3.10%
    VIP Balanced Portfolio -- Service Class 2
       2008                    1.45% to 2.55%    6,416,955        7.25 to 6.45            44,795     2.82%     (35.10)% to (35.83)%
       2007                    1.45% to 2.55%    5,076,686       11.17 to 10.05           55,928     4.40%        7.13% to 0.71%
       2006                    1.45% to 2.45%    1,796,891       10.43 to 10.36           18,660     0.00%        4.30% to 3.60%
    VIP Contrafund(R) Portfolio -- Initial Class
       2008                    1.15% to 1.60%    8,530,894        28.33 to 9.51          138,791     0.98%     (43.18)% to (43.43)%
       2007                    1.15% to 1.60%   11,817,273       49.86 to 16.81          328,218     4.97%       16.23% to 15.70%
       2006                    1.15% to 1.60%   15,122,578       42.90 to 14.53          365,720     1.29%        10.44% to 9.94%
       2005                    1.15% to 1.60%   17,346,810       38.84 to 13.21          395,149     0.32%       15.60% to 15.08%
       2004                    1.15% to 1.60%   18,014,173       33.60 to 11.48          373,173     0.34%       14.15% to 13.63%
    VIP Contrafund(R) Portfolio -- Service Class 2
       2008                    1.45% to 2.55%   12,610,294        11.59 to 6.13          116,786     0.73%     (43.52)% to (44.16)%
       2007                    1.45% to 2.55%   16,932,022       20.53 to 10.97          274,264     5.67%       15.59% to 14.76%
       2006                    1.45% to 2.30%   15,703,609       17.76 to 11.63          222,580     1.05%        9.82% to 8.88%
       2005                    1.45% to 2.20%   14,601,767       16.17 to 11.72          186,832     0.13%       18.64% to 14.21%
       2004                    1.45% to 2.10%   11,400,601       14.07 to 10.22          126,139     0.19%        13.49% to 9.35%
    VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
       2008                    1.45% to 1.85%      250,019        9.59 to 7.52             2,364     0.47%     (42.20)% to (42.43)%
       2007                    1.45% to 2.10%      260,341       16.59 to 12.94            4,276     5.22%        5.17% to 4.48%
       2006                    1.45% to 2.30%      318,324       15.77 to 12.06            4,966     0.25%       12.17% to 11.20%
       2005                    1.45% to 2.10%      272,005       14.06 to 11.11            3,783     0.00%       18.93% to 18.15%
       2004                    1.45% to 1.85%      116,145        11.82 to 9.43            1,349     0.00%      (0.19)% to (5.74)%
    VIP Equity-Income Portfolio -- Initial Class
       2008                    1.15% to 1.60%    6,098,804        35.98 to 7.43          115,268     2.23%     (43.32)% to (43.57)%
       2007                    1.15% to 1.60%    8,518,838       63.48 to 13.17          273,498     2.12%       0.36% to (0.10)%
       2006                    1.15% to 1.60%   11,178,345       63.26 to 13.18          354,377     4.64%       18.82% to 18.28%
       2005                    1.15% to 1.60%   12,732,143       53.24 to 11.15          360,949     2.16%        4.65% to 4.18%
       2004                    1.15% to 1.60%   14,915,554       50.87 to 10.70          424,071     1.62%        10.24% to 9.75%
    VIP Equity-Income Portfolio -- Service Class 2
       2008                    1.45% to 2.55%    8,189,010        9.54 to 5.23            66,612     1.67%     (43.64)% to (44.27)%
       2007                    1.45% to 2.55%   12,128,789        16.93 to 9.38          170,977     2.31%      (0.20)% to (9.14)%
       2006                    1.45% to 2.30%   11,552,360       16.96 to 12.32          167,917     4.30%       18.19% to 17.18%
       2005                    1.45% to 2.30%   11,457,949       14.35 to 10.51          140,869     1.84%        8.90% to 3.25%
       2004                    1.45% to 2.20%   11,495,741       13.79 to 10.55          135,375     1.35%        9.74% to 5.49%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
    VIP Growth & Income Portfolio -- Initial Class
       2008                    0.75% to 1.60%    2,945,542        7.40 to 6.64            26,128     3.31%     (42.14)% to (42.63)%
       2007                    0.75% to 1.60%    3,891,828       12.79 to 11.57           59,736     4.74%       11.28% to 10.33%
       2006                    0.75% to 1.60%    5,004,800       11.49 to 10.49           70,323     0.97%       12.33% to 11.38%
       2005                    0.75% to 1.60%    6,261,125        16.51 to 9.42           80,236     1.61%        6.83% to 5.92%
       2004                    0.75% to 1.60%    7,888,810        15.52 to 8.89           96,756     0.91%        5.00% to 4.11%
    VIP Growth & Income Portfolio -- Service Class 2
       2008                    1.45% to 2.20%    2,093,064        8.85 to 7.58            14,964     3.03%     (42.74)% to (43.18)%
       2007                    1.45% to 2.20%    2,598,880       15.45 to 13.34           32,268     4.23%        10.23% to 9.38%
       2006                    1.45% to 2.30%    2,942,071       14.02 to 11.63           33,025     0.71%       11.22% to 10.27%
       2005                    1.45% to 2.20%    3,239,571        12.61 to 9.49           32,441     1.34%        10.64% to 5.15%
       2004                    1.45% to 2.10%    3,491,795        11.91 to 8.99           32,928     0.74%        3.99% to 0.72%
    VIP Growth Opportunities Portfolio -- Initial Class
       2008                    0.75% to 1.60%    1,296,531        4.95 to 4.20             7,395     0.38%     (55.36)% to (55.74)%
       2007                    0.75% to 1.60%    1,631,250        11.10 to 9.49           20,620     0.00%       22.25% to 21.21%
       2006                    0.75% to 1.60%    1,977,585        9.08 to 7.83            20,640     0.79%        4.67% to 3.78%
       2005                    0.75% to 1.60%    2,631,347        12.25 to 7.55           26,579     0.98%        8.08% to 7.16%
       2004                    0.75% to 1.60%    3,222,872        11.38 to 7.04           30,762     0.57%        6.39% to 5.48%
    VIP Growth Portfolio -- Initial Class
       2008                    1.15% to 1.60%    4,359,533        35.48 to 5.70           63,332     0.75%     (47.78)% to (48.01)%
       2007                    1.15% to 1.60%    5,632,081       67.95 to 10.95          152,421     0.93%       25.50% to 24.93%
       2006                    1.15% to 1.60%    7,128,035        54.14 to 8.77          155,242     0.42%        5.62% to 5.15%
       2005                    1.15% to 1.60%    8,949,110        51.26 to 8.34          187,625     0.53%        4.59% to 4.11%
       2004                    1.15% to 1.60%   11,497,544        49.01 to 8.01          232,389     0.28%        2.19% to 1.73%
    VIP Growth Portfolio -- Service Class 2
       2008                    1.45% to 2.30%    4,302,622        8.96 to 6.98            22,606     0.53%     (48.07)% to (48.52)%
       2007                    1.45% to 2.30%    6,163,722       17.25 to 13.55           60,377     0.46%       24.81% to 23.73%
       2006                    1.45% to 2.30%    6,327,145       13.82 to 10.95           49,669     0.17%        5.03% to 4.13%
       2005                    1.45% to 2.30%    7,097,801        13.16 to 6.35           52,415     0.28%        11.44% to 3.19%
       2004                    1.45% to 2.20%    7,951,697        12.66 to 6.13           55,296     0.13%       4.30% to (4.33)%
    VIP Investment Grade Bond Portfolio -- Service Class 2
       2008                    1.45% to 2.55%      657,573        9.62 to 9.44             6,309     3.67%      (4.86)% to (5.92)%
       2007                    1.45% to 2.55%    2,814,213       10.11 to 10.04           28,348     0.11%        1.68% to 0.55%
    VIP Mid Cap Portfolio -- Initial Class
       2008                    0.75% to 0.75%        1,526       14.66 to 14.66               22     4.89%     (39.90)% to (39.90)%
       2007                    0.75% to 0.75%        1,510       24.39 to 24.39               37     1.98%       14.76% to 14.76%
       2006                    0.75% to 0.75%        2,165       21.25 to 21.25               46     1.33%       11.86% to 11.86%
       2005                    0.75% to 0.75%        1,987       19.00 to 19.00               38     0.00%       17.42% to 17.42%
       2004                    0.75% to 0.75%        2,312       16.18 to 16.18               37     0.00%       23.98% to 23.98%
    VIP Mid Cap Portfolio -- Service Class 2
       2008                    1.15% to 2.55%    8,183,271        15.17 to 6.21          108,557     5.01%     (40.30)% to (41.15)%
       2007                    1.15% to 2.55%   11,272,676       25.42 to 10.55          245,529     0.61%        14.00% to 8.25%
       2006                    1.15% to 2.30%   12,522,594       22.30 to 11.70          248,786     1.26%        11.11% to 9.82%
       2005                    1.15% to 2.30%   14,074,825       20.07 to 10.66          253,445     0.00%        20.82% to 6.57%
       2004                    1.15% to 2.20%   12,369,414       17.20 to 11.57          191,415     0.00%       23.22% to 15.73%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
    VIP Overseas Portfolio -- Initial Class
       2008                    0.75% to 1.60%    2,093,149        7.93 to 8.68            32,712     4.84%     (44.23)% to (44.70)%
       2007                    0.75% to 1.60%    3,101,660       14.21 to 15.70           83,245     3.26%       16.43% to 15.43%
       2006                    0.75% to 1.60%    3,799,436       12.21 to 13.60           89,338     1.51%       17.20% to 16.20%
       2005                    0.75% to 1.60%    4,093,905       30.58 to 10.42           85,081     1.20%       18.16% to 17.15%
       2004                    0.75% to 1.60%    4,657,372        25.99 to 8.81           83,792     1.12%       12.78% to 11.82%
    VIP Value Strategies Portfolio -- Service Class 2
       2008                    1.45% to 2.20%      351,190        6.49 to 6.49             2,239    16.40%     (51.99)% to (52.36)%
       2007                    1.45% to 2.20%      519,733       13.52 to 13.61            7,000     7.08%        3.90% to 3.11%
       2006                    1.45% to 2.30%      328,408       13.01 to 12.19            4,262     2.14%       14.33% to 13.35%
       2005                    1.45% to 2.20%      253,954       11.66 to 11.26            2,886     0.09%        16.56% to 0.28%
       2004                    1.45% to 2.10%      141,556       11.27 to 11.22            1,594     0.00%       12.74% to 12.24%
Franklin Templeton Variable Insurance Products Trust
    Franklin Income Securities Fund -- Class 2 Shares
       2008                    1.45% to 2.55%   78,783,169        8.60 to 6.60           613,811     6.16%     (30.68)% to (31.45)%
       2007                    1.45% to 2.55%   66,144,724        12.40 to 9.63          770,026     3.52%       2.24% to (5.51)%
       2006                    1.45% to 2.30%   35,127,803       12.13 to 11.45          408,565     3.68%       16.53% to 15.53%
       2005                    1.45% to 2.30%    5,924,883        10.41 to 9.91           60,208     0.31%       4.07% to (0.86)%
    Franklin Large Cap Growth Securities Fund -- Class 2 Shares
       2008                    1.45% to 2.10%       47,853        9.40 to 7.13               421     3.89%     (35.48)% to (35.91)%
       2007                    1.45% to 2.10%       55,794       14.57 to 11.12              773     0.96%        4.68% to 3.99%
       2006                    1.45% to 2.05%       95,866       13.92 to 11.24            1,139     0.30%        9.29% to 8.63%
       2005                    1.45% to 1.85%        3,727       12.74 to 10.40               45     0.22%       3.99% to (0.41)%
       2004                    1.45% to 1.45%           97       12.79 to 12.79                1     0.55%        6.37% to 6.37%
    Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares
       2008                    1.45% to 2.55%   19,310,673        6.27 to 6.17           119,562     2.47%     (36.80)% to (37.51)%
       2007                    1.45% to 2.55%    7,409,045        9.92 to 9.88            73,235     0.00%      (2.35)% to (3.43)%
    Mutual Shares Securities Fund -- Class 2 Shares
       2008                    1.45% to 2.55%    8,492,581        10.69 to 5.86           62,754     2.82%     (38.02)% to (38.72)%
       2007                    1.45% to 2.45%    2,155,502       17.24 to 10.95           32,728     2.54%        1.97% to 0.93%
       2006                    1.45% to 2.05%    1,979,743       16.91 to 12.09           27,995     0.40%       16.67% to 15.96%
       2005                    1.45% to 1.45%        4,503       14.49 to 14.49               65     0.00%        8.96% to 8.96%
    Templeton Foreign Securities Fund -- Class 1 Shares
       2008                    1.15% to 1.60%    1,036,669        9.08 to 8.92             9,298     3.61%     (40.93)% to (41.19)%
       2007                    1.15% to 1.60%    1,436,982       15.38 to 15.17           21,881     2.41%       14.45% to 13.93%
       2006                    0.75% to 1.60%    1,566,844       13.55 to 13.31           20,910     1.36%       20.79% to 19.76%
       2005                    1.15% to 1.60%    1,348,354       11.17 to 11.12           15,007     1.38%        9.21% to 8.72%
       2004                    1.40% to 1.55%       15,631       10.23 to 10.23              160     0.00%        2.26% to 2.25%
    Templeton Foreign Securities Fund -- Class 2 Shares
       2008                    1.45% to 2.20%      225,892        13.31 to 6.20            2,069     3.38%     (41.24)% to (41.69)%
       2007                    1.45% to 2.20%      249,489       22.66 to 12.18            3,919     2.07%       13.77% to 12.90%
       2006                    1.45% to 2.05%      134,594       19.92 to 12.35            1,885     0.59%       19.69% to 18.96%
       2005                    1.45% to 1.85%        3,040       16.64 to 11.16               42     1.34%        11.60% to 8.52%
       2004                    1.45% to 1.50%        1,601       15.33 to 14.55               24     1.16%       16.81% to 16.75%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
    Templeton Global Asset Allocation Fund -- Class 2 Shares
       2008                    1.45% to 1.45%        8,625       14.03 to 14.03              121   12.03%     (26.18)% to (26.18)%
       2007                    1.45% to 1.45%       10,605       19.01 to 19.01              202   18.28%         8.41% to 8.41%
       2006                    1.45% to 2.05%       10,563       17.54 to 12.08              185    3.31%        19.36% to 18.64%
       2005                    1.45% to 1.45%          118       14.69 to 14.69                2    2.95%         2.06% to 2.06%
    Templeton Global Income Securities Fund -- Class 1 Shares
       2008                    1.15% to 1.40%      663,426       12.59 to 12.46            8,285    3.90%         5.24% to 4.97%
       2007                    1.15% to 1.40%      631,687       11.96 to 11.87            7,506    2.82%         9.99% to 9.71%
       2006                    1.15% to 1.40%      753,106       10.87 to 10.82            8,153    3.12%        11.84% to 11.56%
       2005                    1.15% to 1.40%      864,668        9.72 to 9.70             8,386    2.48%       (4.03)% to (4.27)%
    Templeton Growth Securities Fund -- Class 2 Shares
       2008                    1.45% to 2.30%    1,858,179        6.34 to 6.19            11,612    1.95%      (43.16)% to (43.65)%
       2007                    1.45% to 2.30%    1,853,602       11.15 to 10.99           20,635    1.63%        0.86% to (0.02)%
       2006                    1.45% to 2.45%      725,873       11.05 to 10.98            8,020    0.07%         10.55% to 9.80%
GE Investments Funds, Inc.
    Core Value Equity Fund -- Class 1 Shares
       2008                    1.45% to 2.10%    2,144,377        10.94 to 8.70           18,360    1.19%      (33.91)% to (34.35)%
       2007                    1.45% to 2.10%    2,660,460       16.56 to 13.26           34,479    1.86%         8.49% to 7.77%
       2006                    1.45% to 2.30%    3,047,118       15.26 to 11.91           36,299    1.78%        16.15% to 15.15%
       2005                    1.45% to 2.10%    3,339,541        13.14 to 9.69           34,230    1.18%         5.50% to 1.88%
       2004                    1.45% to 2.10%    3,480,148        12.81 to 9.47           34,553    1.28%         7.98% to 4.64%
    Income Fund -- Class 1 Shares
       2008                    0.75% to 2.45%    5,291,139        13.32 to 9.77           62,745    4.71%       (5.82)% to (7.44)%
       2007                    0.75% to 2.45%    6,715,364       14.15 to 10.55           85,776    5.58%         4.04% to 2.25%
       2006                    0.75% to 2.30%    9,579,086       13.60 to 10.21          115,519    4.94%         3.59% to 1.98%
       2005                    0.75% to 2.30%    8,740,643       13.88 to 10.01          108,135    4.78%        1.27% to (0.20)%
       2004                    0.75% to 2.20%   10,158,295       13.76 to 10.02          126,630    4.53%         2.64% to 0.15%
    International Equity Fund -- Class 1 Shares
       2008                    0.75% to 1.60%    1,486,729        7.87 to 8.65            16,185    4.26%      (46.24)% to (46.70)%
       2007                    0.75% to 1.60%    2,264,296       14.64 to 16.23           46,012    1.87%        22.05% to 21.00%
       2006                    0.75% to 1.60%    2,435,637       12.00 to 13.42           40,687    1.22%        23.76% to 22.71%
       2005                    0.75% to 1.60%    2,434,791        17.37 to 9.69           33,736    1.08%        17.31% to 16.31%
       2004                    0.75% to 1.60%    2,359,614        14.86 to 8.26           28,421    1.31%        14.98% to 14.00%
    Mid-Cap Equity Fund -- Class 1 Shares
       2008                    0.75% to 2.55%    6,071,546        11.79 to 6.19           74,090    0.25%      (38.29)% to (39.41)%
       2007                    0.75% to 2.55%    9,037,914       19.11 to 10.21          174,309    1.97%         11.76% to 3.13%
       2006                    0.75% to 2.30%    9,999,398       17.10 to 11.13          184,210    1.42%         7.59% to 5.91%
       2005                    0.75% to 2.30%   12,172,578       24.22 to 10.51          213,473    2.32%         15.64% to 5.12%
       2004                    0.75% to 2.20%   13,952,494       21.93 to 11.03          224,676    1.04%        15.15% to 10.27%
    Money Market Fund
       2008                    0.75% to 2.45%   41,246,874        1.19 to 10.37          491,437    2.07%        1.47% to (0.26)%
       2007                    0.75% to 2.55%   25,891,751        1.18 to 10.15          306,937    4.79%         4.13% to 2.18%
       2006                    0.75% to 2.30%   21,488,145        1.13 to 10.25          250,972    4.55%         3.84% to 2.23%
       2005                    0.75% to 2.30%   19,518,352        17.46 to 1.09          224,779    2.71%         2.04% to 0.30%
       2004                    0.75% to 2.20%   21,673,274        17.18 to 1.07          253,479    0.96%        0.20% to (0.99)%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
    Premier Growth Equity Fund -- Class 1 Shares
       2008                    0.75% to 2.10%    5,527,352        6.67 to 6.95            38,718     0.42%     (37.13)% to (37.99)%
       2007                    0.75% to 2.10%    6,917,125       10.61 to 11.21           77,360     0.45%        4.54% to 3.11%
       2006                    0.75% to 2.30%    8,571,043       10.15 to 11.07           92,189     0.39%        8.25% to 6.57%
       2005                    0.75% to 2.10%   10,802,937        12.75 to 8.70          108,010     0.33%       6.94% to (12.00)%
       2004                    0.75% to 2.10%   12,715,343        12.77 to 8.73          127,244     0.61%        6.23% to 2.68%
    Real Estate Securities Fund -- Class 1 Shares
       2008                    0.75% to 2.55%    3,994,484        16.25 to 5.06           52,712     4.77%     (36.51)% to (37.67)%
       2007                    0.75% to 2.20%    3,002,107       25.60 to 12.20           86,937     5.09%     (15.50)% to (16.74)%
       2006                    0.75% to 2.30%    4,786,494       30.29 to 13.92          165,844     2.96%       32.03% to 29.98%
       2005                    0.75% to 2.20%    4,838,741       41.09 to 11.27          134,195     5.60%        12.86% to 9.44%
       2004                    0.75% to 2.10%    5,230,441       37.18 to 12.39          137,383     6.13%       31.38% to 23.93%
    S&P 500(R) Index Fund
       2008                    0.75% to 2.55%   18,888,011        6.62 to 5.99           178,731     1.86%     (37.87)% to (39.00)%
       2007                    0.75% to 2.55%   24,784,772        10.66 to 9.82          377,099     1.59%       4.30% to (2.71)%
       2006                    0.75% to 2.30%   27,944,634       10.22 to 11.75          428,833     1.55%       14.57% to 12.78%
       2005                    0.75% to 2.10%   33,003,926        51.05 to 8.36          467,252     1.48%       3.73% to (43.38)%
       2004                    0.75% to 2.10%   37,617,221        49.41 to 8.14          543,296     1.59%        9.63% to 4.49%
    Small-Cap Equity Fund -- Class 1 Shares
       2008                    1.15% to 2.30%    4,320,863        11.07 to 6.99           45,525     0.45%     (38.31)% to (39.03)%
       2007                    1.15% to 2.30%    5,469,124       17.95 to 11.47           94,283     2.75%        1.21% to 0.02%
       2006                    1.15% to 2.30%    6,832,957       17.74 to 11.47          117,116     0.73%       11.97% to 10.67%
       2005                    1.15% to 2.30%    7,714,654       15.84 to 10.36          118,862     1.07%        12.99% to 3.62%
       2004                    1.15% to 2.20%    7,633,871       14.63 to 10.77          109,300     6.53%        13.82% to 7.69%
    Total Return Fund -- Class 1 Shares
       2008                    0.75% to 2.30%   97,405,071        10.27 to 8.69          963,290     1.97%     (29.81)% to (30.91)%
       2007                    0.75% to 2.30%  103,632,299       14.63 to 12.58        1,479,989     2.44%        10.84% to 9.10%
       2006                    0.75% to 2.30%  102,618,455       13.20 to 11.53        1,342,576     2.00%       12.90% to 11.14%
       2005                    0.75% to 2.30%   76,577,181       43.66 to 10.38          926,602     2.16%        6.03% to 1.40%
       2004                    0.75% to 2.20%   38,281,553       42.60 to 10.35          499,210     1.85%        7.38% to 3.51%
    Total Return Fund -- Class 3 Shares
       2008                    1.45% to 2.55%  125,631,080        8.13 to 7.17           962,211     2.22%     (30.39)% to (31.17)%
       2007                    1.45% to 2.55%   89,185,939  11.68 to 10.42 1,023,265                 3.39%        9.93% to 6.37%
       2006                    1.40% to 2.45%   34,613,995       10.62 to 10.55          366,059     3.98%        6.24% to 5.49%
    U.S. Equity Fund -- Class 1 Shares
       2008                    0.75% to 1.95%    4,230,957        7.59 to 7.95            33,569     1.59%     (36.54)% to (37.30)%
       2007                    0.75% to 2.10%    5,554,102       11.96 to 12.47           70,102     0.94%        7.20% to 5.73%
       2006                    0.75% to 2.30%    7,832,639       11.15 to 11.47           92,349     1.43%       15.25% to 13.46%
       2005                    0.75% to 2.10%    8,579,915        12.65 to 9.12           89,485     1.08%        5.20% to 0.36%
       2004                    0.75% to 1.85%    9,832,535        12.52 to 9.05          101,788     1.30%        7.36% to 3.60%
Genworth Variable Insurance Trust
    Genworth Calamos Growth Fund
       2008                    1.45% to 1.70%       52,037        6.43 to 6.43               335     0.00%     (75.46)% to (75.52)%
    Genworth Columbia Mid Cap Value Fund
       2008                    1.45% to 2.55%    2,780,655        6.58 to 6.55            18,262     0.87%     (73.67)% to (73.96)%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
    Genworth Davis NY Venture Fund
       2008                    1.45% to 1.70%      140,513        7.02 to 7.01               986     0.55%     (67.57)% to (67.65)%
    Genworth Eaton Vance Large Cap Value Fund
       2008                    1.45% to 2.55%    6,284,901        7.59 to 7.57            47,673     0.71%     (58.35)% to (58.81)%
    Genworth Legg Mason Partners Aggressive Growth Fund
       2008                    1.45% to 2.55%    7,693,551        7.47 to 7.44            57,388     0.09%     (60.51)% to (60.95)%
    Genworth PIMCO StockPLUS Fund
       2008                    1.45% to 2.55%   10,599,740        7.24 to 7.21            76,650     5.51%     (64.23)% to (64.63)%
    Genworth Putnam International Capital Opportunities Fund
       2008                    1.45% to 2.55%    2,987,606        6.88 to 6.85            20,525     0.00%     (69.62)% to (69.95)%
    Genworth Thornburg International Value Fund
       2008                    1.45% to 2.55%    2,372,221        7.65 to 7.62            18,121     0.55%     (57.40)% to (57.88)%
    Genworth Western Asset Management Core Plus Fixed Income Fund
       2008                    1.45% to 2.55%    4,451,784       10.58 to 10.55           47,064     1.07%       19.81% to 18.48%
Goldman Sachs Variable Insurance Trust
    Goldman Sachs Growth and Income Fund
       2008                    1.15% to 1.60%    1,745,320        7.98 to 7.90            14,264     1.68%     (35.28)% to (35.57)%
       2007                    1.15% to 1.60%    2,639,420       12.32 to 12.26           33,571     3.29%       0.32% to (0.14)%
       2006                    1.15% to 1.60%    3,272,299       12.28 to 12.28           41,477     1.85%       21.22% to 20.68%
       2005                    1.15% to 1.60%    3,272,582        11.18 to 9.94           34,128     1.61%        2.74% to 2.27%
       2004                    1.15% to 1.60%    3,446,861        10.93 to 9.70           34,995     1.89%       17.43% to 16.90%
    Goldman Sachs Mid Cap Value Fund
       2008                    1.15% to 2.30%    4,712,147        14.56 to 7.30           65,457     0.93%     (37.78)% to (38.50)%
       2007                    1.15% to 2.30%    6,513,045       23.40 to 11.88          147,270     3.11%        2.01% to 0.82%
       2006                    1.15% to 2.30%    8,424,816       22.94 to 11.78          190,448     2.69%       14.83% to 13.50%
       2005                    1.15% to 2.30%   10,076,121       23.29 to 10.38          206,455     2.89%        13.89% to 3.80%
       2004                    1.15% to 1.60%   10,129,549       20.96 to 17.62          191,656     4.68%       24.43% to 23.88%
J.P. Morgan Series Trust II
    JPMorgan Bond Portfolio
       2008                    1.45% to 2.05%       31,609        8.85 to 8.34               279     8.68%     (17.17)% to (17.68)%
       2007                    1.45% to 2.05%       30,754       10.69 to 10.13              327     7.07%      (0.15)% to (0.76)%
       2006                    1.45% to 2.05%       30,562       10.71 to 10.20              325     4.11%        2.63% to 2.01%
       2005                    1.45% to 1.85%       14,792       10.83 to 10.07              155     4.30%        1.32% to 0.71%
       2004                    1.45% to 1.50%        4,864       10.69 to 10.29               51     4.90%        2.78% to 2.73%
    JPMorgan International Equity Portfolio
       2008                    1.45% to 2.05%       11,091        12.63 to 7.74               91     1.67%     (42.21)% to (42.56)%
       2007                    1.45% to 2.05%        8,716       21.86 to 13.47              126     1.03%        7.74% to 7.08%
       2006                    1.45% to 2.05%        9,030       20.29 to 12.58              121     0.93%       20.27% to 19.54%
       2005                    1.50% to 1.85%        4,892       16.37 to 11.28               56     0.03%        12.81% to 9.04%
       2004                    1.50% to 1.50%          427       15.02 to 15.02                6     0.43%       16.59% to 16.59%
    JPMorgan Mid Cap Value Portfolio
       2008                    1.45% to 2.05%       13,308        12.10 to 7.81              129     1.45%     (34.18)% to (34.58)%
       2007                    1.45% to 2.05%       13,724       18.38 to 11.94              208     2.34%        0.96% to 0.34%
       2006                    1.45% to 2.05%       13,607       18.20 to 11.90              204     1.56%       15.15% to 14.45%
       2005                    1.45% to 1.85%        6,178       16.64 to 10.88               85     0.86%        8.80% to 7.58%
       2004                    1.45% to 1.50%        2,833       15.47 to 14.69               44     0.66%       19.30% to 19.24%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
    JPMorgan Small Company Portfolio
       2008                    1.45% to 1.45%        1,366       11.89 to 11.89               16     2.36%     (32.97)% to (32.97)%
       2007                    1.45% to 1.45%        1,517       17.74 to 17.74               27     0.52%      (7.05)% to (7.05)%
       2006                    1.45% to 2.05%        1,797       19.09 to 11.67               34     0.73%       13.34% to 12.66%
       2005                    1.45% to 1.50%        1,147       16.84 to 16.43               19     0.00%        1.92% to 1.87%
       2004                    1.45% to 1.50%          468       16.52 to 16.13                8     0.00%       25.33% to 25.26%
    JPMorgan U.S. Large Cap Core Equity Portfolio
       2008                    1.45% to 1.45%          679        9.76 to 9.76                 7     1.35%     (34.94)% to (34.94)%
       2007                    1.45% to 1.45%          683       15.01 to 15.01               10     1.04%        0.18% to 0.18%
       2006                    1.45% to 2.05%        1,026       14.98 to 11.77               15     0.76%       14.89% to 14.19%
       2005                    1.45% to 1.50%          209       13.34 to 13.04                3     0.00%      (0.12)% to (0.17)%
       2004                    1.50% to 1.50%          449       13.36 to 13.36                6     0.00%        7.85% to 7.85%
Janus Aspen Series
    Balanced Portfolio -- Institutional Shares
       2008                    1.15% to 1.60%    6,782,516       26.48 to 11.74          122,794     2.59%     (16.81)% to (17.18)%
       2007                    1.15% to 1.60%    8,947,112       31.83 to 14.18          194,974     2.41%        9.26% to 8.76%
       2006                    1.15% to 1.60%   11,736,692       29.14 to 13.04          239,080     2.06%        9.45% to 8.96%
       2005                    1.15% to 1.60%   14,694,411       26.62 to 11.96          280,976     2.16%        6.71% to 6.23%
       2004                    1.15% to 1.60%   18,726,294       24.95 to 11.26          341,093     2.11%        7.28% to 6.79%
    Balanced Portfolio -- Service Shares
       2008                    1.45% to 2.55%   12,812,353        12.10 to 8.43          129,923     2.47%     (17.28)% to (18.20)%
       2007                    1.45% to 2.55%   12,511,196       14.63 to 10.30          158,282     2.29%        8.68% to 4.51%
       2006                    1.45% to 2.30%   12,503,041       13.46 to 11.24          146,250     1.97%        8.82% to 7.88%
       2005                    1.45% to 2.30%   11,967,310       12.37 to 10.38          129,246     2.08%        9.23% to 4.21%
       2004                    1.45% to 2.20%   12,415,157        11.66 to 9.81          126,022     2.25%        7.58% to 4.18%
    Flexible Bond Portfolio -- Institutional Shares
       2008                    0.75% to 1.60%    1,190,335       15.56 to 14.46           21,047     4.17%        5.23% to 4.33%
       2007                    0.75% to 1.60%    1,565,741       14.79 to 13.86           26,362     4.51%        6.23% to 5.32%
       2006                    0.75% to 1.60%    2,078,967       13.92 to 13.16           33,277     4.65%        3.44% to 2.56%
       2005                    0.75% to 1.60%    2,605,456       18.05 to 12.83           40,940     5.07%        1.24% to 0.38%
       2004                    0.75% to 1.60%    3,478,734       17.90 to 12.78           54,713     5.18%        3.19% to 2.31%
    Forty Portfolio -- Institutional Shares
       2008                    0.75% to 1.60%    3,883,178        7.18 to 8.31            49,408     0.14%     (44.57)% to (45.04)%
       2007                    0.75% to 1.60%    4,967,925       12.96 to 15.12          114,659     0.34%       35.96% to 34.79%
       2006                    0.75% to 1.60%    6,226,663        9.53 to 11.22          106,826     0.34%        8.53% to 7.60%
       2005                    0.75% to 1.60%    8,125,313        26.23 to 8.78          133,264     0.21%       12.00% to 11.05%
       2004                    0.75% to 1.60%   10,076,237        23.51 to 7.84          149,722     0.24%       17.34% to 16.34%
    Forty Portfolio -- Service Shares
       2008                    1.45% to 2.55%   10,897,858        11.95 to 6.81           77,068     0.01%     (45.12)% to (45.73)%
       2007                    1.45% to 2.55%    5,289,899       21.77 to 12.56           74,923     0.19%       34.64% to 40.38%
       2006                    1.45% to 2.30%    3,571,495       16.17 to 11.21           36,853     0.16%        7.54% to 6.61%
       2005                    1.45% to 2.10%    2,879,442        15.03 to 8.13           26,279     0.01%       15.04% to 10.20%
       2004                    1.45% to 1.85%    3,025,070        13.55 to 7.34           24,598     0.03%       16.26% to 12.40%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
    Fundamental Equity Portfolio -- Institutional Shares
       2008                    0.75% to 0.75%        1,775        7.32 to 7.32                13     5.74%     (42.61)% to (42.61)%
       2007                    0.75% to 0.75%        1,415       12.75 to 12.75               18     0.26%       10.23% to 10.23%
       2006                    0.75% to 0.75%        1,161       11.57 to 11.57               13     0.17%        9.12% to 9.12%
       2005                    0.75% to 0.75%          901       10.60 to 10.60               10     0.10%       14.82% to 14.82%
       2004                    0.75% to 0.75%          674        9.23 to 9.23                 6     0.13%       12.59% to 12.59%
    Global Life Sciences Portfolio -- Service Shares
       2008                    1.15% to 1.70%      674,574        9.10 to 8.14             5,861     0.00%     (29.84)% to (30.23)%
       2007                    1.15% to 1.70%      915,725       12.97 to 11.67           11,362     0.00%       20.30% to 19.62%
       2006                    1.15% to 1.70%    1,245,359        10.78 to 9.75           12,889     0.00%        5.11% to 4.53%
       2005                    1.15% to 1.70%    1,576,985        10.26 to 9.33           15,547     0.00%       11.04% to 10.42%
       2004                    1.15% to 1.70%    1,708,218        9.24 to 8.45            15,234     0.00%       12.91% to 12.28%
    Global Technology Portfolio -- Service Shares
       2008                    1.15% to 1.70%    1,731,993        2.78 to 2.59             4,648     0.09%     (44.62)% to (44.93)%
       2007                    1.15% to 1.70%    2,331,053        5.02 to 4.71            11,329     0.33%       20.29% to 19.62%
       2006                    1.15% to 1.70%    2,760,786        4.17 to 3.94            11,189     0.00%        6.59% to 6.00%
       2005                    1.15% to 1.70%    3,428,546        3.91 to 3.71            13,089     0.00%        10.27% to 9.66%
       2004                    1.15% to 1.70%    4,580,239        3.55 to 3.39            15,925     0.00%      (0.59)% to (1.14)%
    International Growth Portfolio -- Institutional Shares
       2008                    0.75% to 1.60%    3,413,992        8.64 to 13.51           60,693     2.75%     (52.47)% to (52.88)%
       2007                    0.75% to 1.60%    4,574,175       18.18 to 28.67          170,730     0.61%       27.35% to 26.26%
       2006                    0.75% to 1.60%    5,695,936       14.27 to 22.71          169,248     1.92%       45.92% to 44.68%
       2005                    0.75% to 1.60%    5,689,187        27.18 to 9.78          119,507     1.21%       31.30% to 30.19%
       2004                    0.75% to 1.60%    5,850,102        20.79 to 7.45           96,153     0.89%       18.06% to 17.05%
    International Growth Portfolio -- Service Shares
       2008                    1.45% to 2.10%    1,331,312       17.70 to 11.90           11,958     2.68%     (52.92)% to (53.24)%
       2007                    1.45% to 2.10%    1,687,826       37.60 to 25.45           32,014     0.43%       26.15% to 25.32%
       2006                    1.45% to 2.20%    2,156,293       29.80 to 20.96           32,138     1.84%       44.51% to 43.41%
       2005                    1.45% to 2.20%    2,594,044        20.62 to 8.89           26,589     1.04%       30.03% to 29.05%
       2004                    1.45% to 2.20%    3,257,488        15.86 to 6.86           25,980     0.86%        16.97% to 9.50%
    Large Cap Growth Portfolio -- Institutional Shares
       2008                    1.15% to 1.60%    5,587,425        17.27 to 5.80           57,089     0.72%     (40.42)% to (40.68)%
       2007                    1.15% to 1.60%    7,101,720        28.99 to 9.77          120,734     0.69%       13.76% to 13.24%
       2006                    1.15% to 1.60%    8,909,493        25.48 to 8.63          134,434     0.47%        10.10% to 9.60%
       2005                    1.15% to 1.60%   11,100,423        23.14 to 7.87          156,161     0.32%        3.09% to 2.63%
       2004                    1.15% to 1.60%   14,045,508        22.45 to 7.67          196,579     0.13%        3.31% to 2.85%
    Large Cap Growth Portfolio -- Service Shares
       2008                    1.50% to 1.70%    1,178,442        4.44 to 4.36             5,486     0.58%     (40.77)% to (40.89)%
       2007                    1.50% to 1.70%    1,505,874        7.49 to 7.38            11,793     0.55%       13.07% to 12.84%
       2006                    1.50% to 1.70%    1,935,725        6.63 to 6.54            13,364     0.28%        9.47% to 9.25%
       2005                    1.50% to 1.70%    2,185,778        7.06 to 5.99            13,753     0.12%        2.46% to 2.25%
       2004                    1.50% to 1.70%    2,676,051        6.90 to 5.86            16,511     0.00%        2.64% to 2.43%
    Mid Cap Growth Portfolio -- Institutional Shares
       2008                    1.15% to 1.60%    3,614,454        22.96 to 6.65           45,389     0.24%     (44.37)% to (44.62)%
       2007                    1.15% to 1.60%    4,613,713       41.27 to 12.01          103,144     0.21%       20.63% to 20.08%
       2006                    1.15% to 1.60%    5,680,114       34.21 to 10.00          106,781     0.00%       12.31% to 11.80%
       2005                    1.15% to 1.60%    7,153,975        30.46 to 8.94          122,135     0.00%       11.02% to 10.52%
       2004                    1.15% to 1.60%    8,776,234        27.44 to 8.09          136,587     0.00%       19.36% to 18.82%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
    Mid Cap Growth Portfolio -- Service Shares
       2008                    1.50% to 1.70%    1,351,294        3.60 to 3.54             5,484     0.06%     (44.70)% to (44.81)%
       2007                    1.50% to 1.70%    1,739,815        6.52 to 6.42            12,578     0.06%       19.91% to 19.66%
       2006                    1.50% to 1.70%    2,314,385        5.44 to 5.37            13,878     0.00%       11.61% to 11.38%
       2005                    1.50% to 1.70%    2,610,339        7.22 to 4.82            14,046     0.00%       10.35% to 10.13%
       2004                    1.50% to 1.70%    3,157,328        6.55 to 4.37            15,551     0.00%       18.67% to 18.43%
    Worldwide Growth Portfolio -- Institutional Shares
       2008                    1.15% to 1.60%    4,749,869        20.72 to 6.22           60,413     1.16%     (45.30)% to (45.55)%
       2007                    1.15% to 1.60%    6,188,938       37.88 to 11.43          140,111     0.72%        8.36% to 7.87%
       2006                    1.15% to 1.60%    7,718,473       34.96 to 10.60          164,481     1.71%       16.85% to 16.32%
       2005                    1.15% to 1.60%    9,616,476        29.92 to 9.11          179,661     1.31%        4.65% to 4.18%
       2004                    1.15% to 1.60%   12,248,563        28.59 to 8.74          225,696     0.95%        3.57% to 3.11%
    Worldwide Growth Portfolio -- Service Shares
       2008                    1.50% to 1.70%    1,533,563        4.05 to 3.98             6,583     0.98%     (45.64)% to (45.75)%
       2007                    1.50% to 1.70%    1,888,032        7.45 to 7.33            14,873     0.54%        7.71% to 7.49%
       2006                    1.50% to 1.70%    2,410,037        6.91 to 6.82            17,511     1.59%       16.17% to 15.94%
       2005                    1.50% to 1.70%    2,945,854        7.22 to 5.88            18,413     1.18%        3.99% to 3.78%
       2004                    1.50% to 1.70%    3,424,126        6.95 to 5.67            20,558     0.87%        2.96% to 2.75%
JPMorgan Insurance Trust
    JPMorgan Insurance Trust Balanced Portfolio -- Class 1
       2008                    1.45% to 1.45%        6,590        8.36 to 8.36                55     0.00%     (25.41)% to (25.41)%
    JPMorgan Insurance Trust Core Bond Portfolio -- Class 1
       2008                    1.45% to 2.20%      161,934       10.92 to 10.17            1,758     5.61%      (0.16)% to (0.92)%
       2007                    1.45% to 2.20%      213,329       10.94 to 10.80            2,321     4.89%        4.76% to 3.96%
       2006                    1.45% to 2.20%      151,880       10.44 to 10.39            1,581     0.00%        4.40% to 3.87%
    JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1
       2008                    1.45% to 2.20%       99,638        7.70 to 6.49               757     6.44%     (35.75)% to (36.24)%
       2007                    1.45% to 2.20%       62,510       11.98 to 11.83              743     0.06%        8.84% to 8.01%
       2006                    1.45% to 2.20%          399       11.01 to 10.96                4     0.00%        10.11% to 9.55%
    JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1
       2008                    1.45% to 2.20%       48,142        6.40 to 5.90               304     0.43%     (44.60)% to (45.03)%
       2007                    1.45% to 1.45%        1,350       11.56 to 11.56               16     2.58%       15.53% to 15.53%
       2006                    1.45% to 2.20%          431        10.00 to 9.95                4     0.00%       0.02% to (0.48)%
    JPMorgan Insurance Trust Equity Index Portfolio -- Class 1
       2008                    1.45% to 2.20%       88,270        6.97 to 6.05               607     1.88%     (38.12)% to (38.59)%
       2007                    1.45% to 2.20%       51,337       11.26 to 11.12              573     0.08%        3.56% to 2.77%
       2006                    1.45% to 2.20%        1,226       10.87 to 10.82               13     0.00%        8.75% to 8.20%
    JPMorgan Insurance Trust Government Bond Portfolio -- Class I
       2008                    1.45% to 2.20%      139,150       12.00 to 11.15            1,659     5.27%        8.43% to 7.61%
       2007                    1.45% to 2.20%      195,699       11.06 to 10.92            2,153     5.27%        5.92% to 5.11%
       2006                    1.45% to 2.20%      144,330       10.44 to 10.39            1,503     0.00%        4.44% to 3.92%
    JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class I
       2008                    1.45% to 2.20%      115,124        6.73 to 6.09               765     0.94%     (40.10)% to (40.56)%
       2007                    1.45% to 2.20%       83,000       11.24 to 11.10              925     0.00%        9.92% to 9.08%
       2006                    1.45% to 2.20%          416       10.22 to 10.17                4     0.00%        2.24% to 1.72%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
    JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class I
       2008                    1.45% to 2.20%       48,767         6.28 to 5.55              302     1.67%     (39.70)% to (40.16)%
       2007                    1.45% to 2.20%       72,610        10.42 to 10.29             750     0.07%        1.37% to 0.59%
       2006                    1.45% to 2.20%          939        10.28 to 10.23              10     0.00%        2.79% to 2.27%
Legg Mason Partners Variable Equity Trust
    Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II
       2008                    1.45% to 2.30%      686,157         9.21 to 6.41            5,736     0.00%     (41.44)% to (41.95)%
       2007                    1.45% to 2.30%      754,057        15.72 to 11.05          11,018     0.00%      (1.10)% to (1.96)%
       2006                    1.45% to 2.30%      772,298        15.90 to 11.27          11,455     0.00%        9.14% to 8.21%
       2005                    1.45% to 2.30%      613,685        14.57 to 10.41           8,448     0.00%        16.87% to 4.11%
       2004                    1.45% to 2.20%      449,954        13.48 to 9.99            5,898     0.00%       7.21% to (0.05)%
    Legg Mason Partners Variable Capital and Income Portfolio -- Class I
       2008                    1.15% to 1.60%      825,947         6.45 to 6.40            5,292     2.53%     (35.77)% to (36.06)%
       2007                    1.15% to 1.60%    1,069,924        10.04 to 10.00          10,711     5.13%        0.52% to 0.06%
       2006                    1.15% to 1.60%      982,919        14.33 to 12.53          13,041     1.95%       11.27% to 10.77%
       2005                    1.15% to 1.60%    1,230,866        12.88 to 11.31          14,823     1.93%        2.13% to 1.67%
       2004                    1.15% to 1.60%    1,502,908        12.61 to 11.12          17,838     1.97%        7.48% to 7.00%
    Legg Mason Partners Variable Capital and Income Portfolio -- Class II
       2008                    1.45% to 2.45%    1,058,150         6.41 to 6.30            6,715     2.50%     (35.90)% to (36.55)%
       2007                    1.45% to 2.45%    1,340,388        10.00 to 9.93           13,352     5.01%       0.02% to (0.99)%
       2006                    1.45% to 2.30%      961,071        11.69 to 11.32          10,918     2.99%        10.63% to 9.68%
       2005                    0.00% to 2.30%      200,450        10.57 to 10.32           2,086     6.90%        5.66% to 3.18%
    Legg Mason Partners Variable Fundamental Value Portfolio  -- Class I
       2008                    1.45% to 2.30%    1,421,022         5.94 to 5.85            8,415     1.63%     (37.50)% to (38.04)%
       2007                    1.45% to 2.30%    1,658,556         9.50 to 9.45           15,743     1.76%      (7.21)% to (8.01)%
       2006                    1.45% to 2.30%    1,197,152        16.36 to 11.86          18,819     1.35%       16.17% to 15.17%
       2005                    1.45% to 2.30%    1,130,086        14.08 to 10.14          15,620     0.64%        9.37% to 1.44%
       2004                    1.45% to 2.20%    1,050,803        13.78 to 9.99           14,351     0.22%       6.51% to (0.13)%
    Legg Mason Partners Variable Investors Portfolio -- Class I
       2008                    1.15% to 1.60%    1,153,097        12.63 to 9.02           12,556     1.14%     (36.37)% to (36.65)%
       2007                    1.15% to 1.60%    1,751,515        19.85 to 14.23          30,078     1.15%        2.70% to 2.23%
       2006                    1.15% to 1.60%    2,344,053        19.33 to 13.92          39,253     1.55%       16.90% to 16.38%
       2005                    1.15% to 1.60%    3,136,093        16.54 to 11.96          44,992     1.08%        5.31% to 4.83%
       2004                    1.15% to 1.60%    3,828,177        15.70 to 11.41          52,751     1.41%        9.10% to 8.61%
Legg Mason Partners Variable Income Trust
    Legg Mason Partners Variable Strategic Bond Portfolio -- Class I
       2008                    1.15% to 1.60%    1,282,652        12.58 to 11.66          15,422     5.45%     (17.98)% to (18.35)%
       2007                    1.15% to 1.60%    1,900,849        15.33 to 14.28          27,947     4.38%        0.81% to 0.36%
       2006                    1.15% to 1.60%    2,386,389        15.21 to 14.23          34,924     4.93%        3.82% to 3.35%
       2005                    1.15% to 1.60%    2,947,461        14.65 to 13.77          41,733     5.74%        1.29% to 0.84%
       2004                    1.15% to 1.60%    3,360,947        14.46 to 13.66          47,175     4.54%        5.42% to 4.94%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
MFS(R) Variable Insurance Trust
    MFS(R) Investors Growth Stock Series -- Service Class Shares
       2008                    1.45% to 2.30%    2,114,412        9.09 to 7.30            11,423     0.30%     (37.90)% to (38.43)%
       2007                    1.45% to 2.30%    2,772,937       14.64 to 11.86           23,662     0.09%        9.41% to 8.46%
       2006                    1.45% to 2.30%    3,222,544       13.38 to 10.93           25,116     0.00%        5.75% to 4.84%
       2005                    1.45% to 2.20%    3,545,730        12.65 to 6.24           25,467     0.14%        9.69% to 2.04%
       2004                    1.45% to 1.95%    3,937,645        12.32 to 6.09           27,008     0.00%        8.52% to 2.77%
    MFS(R) Investors Trust Series -- Service Class Shares
       2008                    1.45% to 1.95%    1,448,454        10.68 to 8.58           10,745     0.85%     (34.22)% to (34.56)%
       2007                    1.45% to 2.10%    1,727,471       16.24 to 13.18           19,432     0.60%        8.43% to 7.71%
       2006                    1.45% to 2.30%    2,090,802       14.98 to 11.55           21,603     0.26%       11.06% to 10.11%
       2005                    1.45% to 2.10%    2,371,865        13.49 to 8.65           21,954     0.31%        5.48% to 4.78%
       2004                    1.45% to 2.10%    2,568,716        12.79 to 8.22           22,289     0.44%        9.51% to 5.81%
    MFS(R) New Discovery Series -- Service Class Shares
       2008                    1.15% to 2.30%    2,398,120        9.38 to 6.91            15,141     5.47%     (40.22)% to (40.91)%
       2007                    1.15% to 2.30%    2,768,632       15.69 to 11.69           29,384     2.38%       1.07% to (0.11)%
       2006                    1.15% to 2.30%    3,562,284       15.53 to 11.70           37,342     0.00%       11.64% to 10.34%
       2005                    1.15% to 2.30%    4,017,980        13.91 to 7.91           37,884     0.00%        20.15% to 2.73%
       2004                    1.15% to 2.20%    4,681,594        13.40 to 7.66           42,080     0.00%       6.12% to (3.17)%
    MFS(R) Strategic Income Series -- Service Class Shares
       2008                    1.45% to 2.20%       40,658        10.21 to 8.52              387     1.52%     (13.54)% to (14.20)%
       2007                    1.45% to 1.45%        6,569       11.81 to 11.81               78     4.25%        1.91% to 1.91%
       2006                    1.45% to 2.05%        4,108       11.58 to 10.45               48     3.38%        4.85% to 4.21%
       2005                    1.45% to 1.45%          302       11.05 to 11.05                3     0.00%        0.16% to 0.16%
    MFS(R) Total Return Series -- Service Class Shares
       2008                    1.45% to 2.55%    6,932,090        10.73 to 7.37           59,746     3.84%     (23.45)% to (24.30)%
       2007                    1.45% to 2.55%    6,579,015        14.02 to 9.73           76,363     2.35%       2.42% to (3.94)%
       2006                    1.45% to 2.30%    4,769,194       13.69 to 11.10           54,869     2.24%        10.01% to 9.06%
       2005                    1.45% to 2.30%    1,919,260       12.66 to 10.17           20,498     0.02%        3.24% to 0.71%
       2004                    1.45% to 1.50%        2,493       12.53 to 12.30               31     1.53%        23.04% to 9.36%
    MFS(R) Utilities Series -- Service Class Shares
       2008                    1.45% to 2.20%    2,903,994       17.96 to 11.11           35,664     7.03%     (38.71)% to (39.18)%
       2007                    1.45% to 2.20%    3,407,875       29.31 to 18.26           68,817     3.44%       25.70% to 24.74%
       2006                    1.45% to 2.30%    3,724,035       23.32 to 12.81           58,884     1.86%       29.07% to 27.96%
       2005                    1.45% to 2.00%    3,815,454       18.06 to 11.21           46,068     0.54%       14.89% to 14.25%
       2004                    1.45% to 1.85%    3,741,935        15.72 to 9.78           38,786     1.26%       27.96% to 20.65%
Oppenheimer Variable Account Funds
    Oppenheimer Balanced Fund/VA
       2008                    1.15% to 1.60%    1,361,701        25.21 to 8.04           20,718     4.37%     (44.12)% to (44.38)%
       2007                    1.15% to 1.60%    1,898,908       45.12 to 14.45           50,976     2.93%        2.59% to 2.12%
       2006                    1.15% to 1.60%    2,351,158       43.98 to 14.15           62,389     2.91%        9.87% to 9.38%
       2005                    1.15% to 1.60%    2,872,752       40.03 to 12.94           71,609     1.81%        2.70% to 2.23%
       2004                    1.15% to 1.60%    3,257,445       38.98 to 12.66           81,205     1.03%        8.83% to 8.34%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
    Oppenheimer Balanced Fund/VA -- Service Shares
       2008                    1.45% to 2.55%    5,107,592        6.93 to 5.33            32,033     3.81%     (44.43)% to (45.06)%
       2007                    1.45% to 2.55%    4,479,782        12.46 to 9.69           51,835     2.33%       1.98% to (4.56)%
       2006                    1.45% to 2.30%    3,734,727       12.22 to 10.89           43,482     2.24%        9.26% to 8.31%
       2005                    1.45% to 2.30%    2,434,640       11.19 to 10.05           26,838     1.26%        2.17% to 0.53%
       2004                    1.45% to 2.20%      858,290       10.95 to 10.89            9,379     0.00%        9.49% to 8.94%
    Oppenheimer Capital Appreciation Fund/VA
       2008                    1.15% to 1.60%    2,410,505        36.67 to 6.96           39,245     0.15%     (46.15)% to (46.39)%
       2007                    1.15% to 1.60%    3,281,755       68.09 to 12.99           98,385     0.24%       12.83% to 12.32%
       2006                    1.15% to 1.60%    4,291,526       60.35 to 11.56          113,604     0.40%        6.71% to 6.23%
       2005                    1.15% to 1.60%    5,344,427       56.56 to 10.88          137,163     0.97%        3.89% to 3.43%
       2004                    1.15% to 1.60%    6,805,353       54.44 to 10.52          171,410     0.33%        5.70% to 5.23%
    Oppenheimer Capital Appreciation Fund/VA -- Service Shares
       2008                    1.45% to 2.10%      877,284        8.52 to 6.03             7,287     0.00%     (46.45)% to (46.81)%
       2007                    1.45% to 2.10%    1,069,304       15.92 to 11.33           16,850     0.01%       12.20% to 11.46%
       2006                    1.45% to 2.30%    1,137,445       14.18 to 11.12           15,884     0.19%        6.12% to 5.21%
       2005                    1.45% to 2.10%    1,079,413       13.84 to 10.42           14,343     0.72%        8.60% to 2.67%
       2004                    1.45% to 2.10%    1,047,495       13.40 to 10.15           13,465     0.20%        5.07% to 1.49%
    Oppenheimer Core Bond Fund/VA
       2008                    1.15% to 1.60%    1,873,787        18.71 to 8.13           23,110     4.96%     (39.75)% to (40.02)%
       2007                    1.15% to 1.60%    2,549,165       31.06 to 13.56           51,724     5.32%        3.18% to 2.72%
       2006                    1.15% to 1.60%    2,858,389       30.10 to 13.20           57,980     5.63%        4.07% to 3.60%
       2005                    1.15% to 1.60%    3,417,647       28.92 to 12.69           69,116     5.37%        1.41% to 0.95%
       2004                    1.15% to 1.60%    4,121,065       28.52 to 12.57           83,599     4.90%        4.28% to 3.81%
    Oppenheimer Global Securities Fund/VA -- Service Shares
       2008                    1.45% to 2.55%   10,638,744        13.24 to 5.72           88,007     1.35%     (41.20)% to (41.86)%
       2007                    1.45% to 2.20%    7,632,946       22.52 to 14.20          120,950     1.58%        4.53% to 3.73%
       2006                    1.45% to 2.30%    8,592,832       21.54 to 12.17          128,891     0.88%       15.67% to 14.67%
       2005                    1.45% to 2.20%    9,274,898       18.62 to 11.40          118,406     0.86%       19.43% to 11.67%
       2004                    1.45% to 2.10%    9,267,701       16.57 to 10.17          103,300     1.10%       17.15% to 10.43%
    Oppenheimer High Income Fund/VA
       2008                    1.15% to 1.60%    1,398,189        8.90 to 2.61             7,385     8.01%     (78.92)% to (79.01)%
       2007                    1.15% to 1.60%    1,695,927       42.24 to 12.43           43,383     7.55%      (1.26)% to (1.71)%
       2006                    1.15% to 1.60%    2,216,350       42.78 to 12.64           58,611     7.86%        8.17% to 7.68%
       2005                    1.15% to 1.60%    2,808,835       39.55 to 11.74           70,449     6.84%        1.14% to 0.68%
       2004                    1.15% to 1.60%    3,560,948       39.10 to 11.66           89,889     6.77%        7.71% to 7.23%
    Oppenheimer Main Street Fund/VA -- Service Shares
       2008                    1.45% to 2.55%   14,173,335        9.52 to 5.83            94,330     1.64%     (39.52)% to (40.19)%
       2007                    1.45% to 2.45%    4,861,869       15.74 to 10.83           55,700     0.93%        2.63% to 1.59%
       2006                    1.45% to 2.30%    7,305,931       15.33 to 11.73           81,489     0.89%       13.10% to 12.13%
       2005                    1.45% to 2.20%    5,970,370        13.56 to 8.78           57,024     1.19%        8.80% to 3.53%
       2004                    1.45% to 2.10%    6,459,260        13.01 to 8.45           58,647     0.69%        7.56% to 3.18%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
    Oppenheimer Main Street Small Cap Fund/VA -- Service Shares
       2008                    1.45% to 2.55%    3,816,221        11.68 to 5.44           34,361     0.83%     (38.90)% to (39.59)%
       2007                    1.45% to 2.55%    4,088,672        19.12 to 9.00           62,618     0.28%      (2.83)% to (14.53)%
       2006                    1.45% to 2.30%    2,259,800       19.67 to 11.84           41,872     0.16%       13.00% to 12.03%
       2005                    1.45% to 2.30%    1,826,811       17.41 to 10.57           30,629     0.00%        18.07% to 5.73%
       2004                    1.45% to 2.20%    1,565,895       16.10 to 11.01           24,651     0.00%       17.79% to 10.07%
    Oppenheimer MidCap Fund/VA
       2008                    1.15% to 1.60%    1,528,898        27.53 to 5.77           23,783     0.00%     (49.66)% to (49.88)%
       2007                    1.15% to 1.60%    1,981,504       54.68 to 11.52           59,934     0.00%        5.10% to 4.63%
       2006                    1.15% to 1.60%    2,611,132       52.03 to 11.01           75,279     0.00%        1.77% to 1.32%
       2005                    1.15% to 1.60%    3,279,000       51.12 to 10.87           94,098     0.00%       11.04% to 10.54%
       2004                    1.15% to 1.60%    3,964,971        46.04 to 9.83          103,435     0.00%       18.40% to 17.87%
    Oppenheimer MidCap Fund/VA -- Service Shares
       2008                    1.45% to 1.95%      246,430        8.25 to 6.09             2,009     0.00%     (49.95)% to (50.20)%
       2007                    1.45% to 1.95%      315,293       16.49 to 12.22            5,144     0.00%        4.49% to 3.96%
       2006                    1.45% to 2.30%      387,344       15.78 to 10.67            6,052     0.00%        1.22% to 0.35%
       2005                    1.45% to 1.95%      401,902       15.59 to 11.67            6,217     0.00%        16.75% to 9.92%
       2004                    1.45% to 1.85%      399,422       14.13 to 11.21            5,612     0.00%       17.70% to 12.05%
PIMCO Variable Insurance Trust
    PIMCO All Asset Portfolio -- Advisor Class Shares
       2008                    1.45% to 2.20%    1,019,981        9.48 to 9.22             9,607     5.41%     (17.13)% to (17.76)%
       2007                    1.45% to 2.20%    1,328,551       11.44 to 11.22           15,149     7.38%        6.61% to 5.79%
       2006                    1.45% to 2.30%      648,529       10.73 to 10.33            6,946     5.24%        3.05% to 2.17%
       2005                    1.45% to 2.20%      618,092       10.41 to 10.36            6,434     5.04%        4.14% to 3.61%
    PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative Class Shares
       2008                    1.50% to 1.70%      442,196       12.57 to 12.36            5,501     3.05%      (3.86)% to (4.05)%
       2007                    1.50% to 1.70%      644,226       13.08 to 12.88            8,347     3.36%        2.06% to 1.85%
       2006                    1.50% to 1.70%      764,583       12.81 to 12.65            9,717     4.20%        0.66% to 0.45%
       2005                    1.50% to 1.70%      919,440       12.73 to 12.51           11,622     3.15%        3.57% to 3.36%
       2004                    1.50% to 1.70%      871,513       12.29 to 12.09           10,642     3.12%        3.98% to 3.77%
    PIMCO High Yield Portfolio -- Administrative Class Shares
       2008                    1.45% to 2.55%    7,997,415        9.95 to 7.33            77,572     7.68%     (24.62)% to (25.46)%
       2007                    1.45% to 2.45%    6,148,888       13.19 to 10.57           85,408     6.97%        1.99% to 0.95%
       2006                    1.45% to 2.30%    7,880,987       12.94 to 10.76          105,639     6.88%        7.50% to 6.58%
       2005                    1.45% to 2.30%    7,694,556       13.25 to 10.10           98,601     6.51%        4.86% to 0.99%
       2004                    1.45% to 2.20%    8,228,193       12.93 to 10.66          103,509     6.62%        8.08% to 6.60%
    PIMCO Long-Term U.S. Government Portfolio -- Administrative Class Shares
       2008                    1.45% to 2.55%    5,739,941       13.71 to 12.10           88,048     4.25%       15.60% to 14.31%
       2007                    1.45% to 2.55%    6,083,533       11.86 to 10.58           81,485     4.53%        8.15% to 8.82%
       2006                    1.45% to 2.30%    4,748,616        10.97 to 9.91           62,943     5.55%      (0.31)% to (1.17)%
       2005                    1.45% to 2.30%    4,370,680       15.01 to 10.03           61,368     4.27%        3.23% to 0.26%
       2004                    1.45% to 2.10%    4,835,517       14.54 to 10.30           66,481     4.15%        6.59% to 3.01%
    PIMCO Low Duration Portfolio -- Administrative Class Shares
       2008                    1.45% to 2.55%   18,915,673       10.63 to 10.08          194,038     4.51%      (1.86)% to (2.96)%
       2007                    1.45% to 2.55%   17,920,878       10.83 to 10.39          191,569     4.23%        5.80% to 5.82%
       2006                    1.45% to 2.30%    2,044,005       10.24 to 10.14           20,805     4.24%        2.47% to 1.58%
       2005                    0.00% to 2.30%      904,878        9.99 to 9.94             9,028     2.45%      (0.09)% to (0.60)%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
    PIMCO Total Return Portfolio -- Administrative Class Shares
       2008                    1.15% to 2.55%   24,894,819       12.14 to 10.73          323,751     5.57%        3.59% to 2.12%
       2007                    1.15% to 2.55%   23,041,682       11.72 to 10.51          299,527     4.79%        7.48% to 7.72%
       2006                    1.15% to 2.30%   26,585,312       10.91 to 10.13          321,728     5.00%        2.65% to 1.46%
       2005                    1.15% to 2.30%   23,356,330        13.09 to 9.98          285,362     4.28%       1.27% to (0.18)%
       2004                    1.15% to 2.20%   22,362,397       12.97 to 10.16          273,766     2.55%        3.68% to 1.55%
The Prudential Series Fund
    Jennison 20/20 Focus Portfolio -- Class II Shares
       2008                    1.45% to 2.55%      883,787        12.16 to 6.05            9,979     6.95%     (40.28)% to (40.95)%
       2007                    1.45% to 2.55%    2,841,578       20.37 to 10.24           43,190     9.12%        8.51% to 3.60%
       2006                    1.45% to 2.30%    2,445,477       18.77 to 11.84           36,309     0.72%       11.97% to 11.00%
       2005                    1.45% to 1.95%      446,962       16.76 to 12.28            7,415     0.00%       22.78% to 19.02%
       2004                    1.45% to 1.85%      122,842       14.03 to 10.93            1,698     0.00%        13.71% to 9.27%
    Jennison Portfolio -- Class II Shares
       2008                    1.45% to 2.30%      287,151        9.91 to 7.09             2,331     0.07%     (38.46)% to (38.99)%
       2007                    1.45% to 2.30%      252,437       16.11 to 11.61            3,470     0.00%        9.93% to 8.98%
       2006                    1.45% to 2.30%      268,285       14.66 to 10.66            3,328     0.00%      (0.10)% to (0.96)%
       2005                    1.45% to 2.30%      243,828        14.67 to 9.16            3,019     0.00%        12.38% to 7.61%
       2004                    1.45% to 2.20%      111,614        13.05 to 8.16            1,149     0.06%        9.12% to 3.53%
    Natural Resources Portfolio -- Class II Shares
       2008                    1.45% to 2.55%    3,104,821        11.97 to 5.89           26,572    14.74%     (53.87)% to (54.38)%
       2007                    1.45% to 2.55%    1,779,458       25.95 to 12.90           42,907    23.96%       45.54% to 46.22%
       2006                    1.45% to 2.30%      852,359       17.83 to 13.04           15,160     3.04%       19.96% to 18.93%
       2005                    1.45% to 1.95%      299,613       14.86 to 14.81            4,449     0.00%       48.61% to 48.10%
    SP International Growth Portfolio -- Class II Shares
       2008                    1.55% to 1.55%        8,967        6.83 to 6.83                61    22.39%     (51.25)% to (51.25)%
       2007                    1.55% to 1.55%       11,452       14.01 to 14.01              160    12.30%       17.27% to 17.27%
       2006                    1.55% to 1.55%       14,472       11.94 to 11.94              173     0.80%       18.56% to 18.56%
       2005                    1.55% to 1.55%        1,902       10.07 to 10.07               19     1.76%       14.01% to 14.01%
       2004                    1.55% to 1.55%        1,996        8.84 to 8.84                18     0.00%       14.33% to 14.33%
    SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares
       2008                    1.55% to 1.55%        1,855        8.74 to 8.74                16    16.98%     (37.23)% to (37.23)%
       2007                    1.55% to 1.55%        1,610       13.92 to 13.92               22    10.07%       14.53% to 14.53%
       2006                    1.55% to 1.55%        1,647       12.15 to 12.15               20    13.77%        7.41% to 7.41%
       2005                    1.55% to 1.55%        7,938       11.31 to 11.31               90    12.89%       15.66% to 15.66%
       2004                    1.55% to 1.55%        9,731        9.78 to 9.78                95     0.00%       19.14% to 19.14%
Rydex Variable Trust
    NASDAQ -- 100(R) Fund
       2008                    1.45% to 2.20%    1,299,162        9.52 to 7.71             4,760     0.15%     (42.76)% to (43.19)%
       2007                    1.45% to 2.20%    1,610,228       16.64 to 13.57            9,434     0.07%       16.11% to 15.22%
       2006                    1.45% to 2.30%    2,099,071       14.33 to 10.86           10,118     0.00%        4.24% to 3.35%
       2005                    1.45% to 2.10%    3,188,196        13.75 to 3.56           15,226     0.00%       14.05% to (1.00)%
       2004                    1.45% to 2.10%    3,111,699        13.80 to 3.58           14,028     0.00%        7.76% to 4.93%
The Universal Institutional Funds, Inc.
    Equity and Income Portfolio -- Class II Shares
       2008                    1.45% to 2.55%    1,246,305        7.43 to 7.30             9,170     3.20%     (23.80)% to (24.65)%
       2007                    1.45% to 2.55%      729,990        9.76 to 9.68             7,085     0.59%      (3.59)% to (4.67)%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
Van Kampen Life Investment Trust
    Captial Growth Portfolio -- Class II Shares
       2008                    1.45% to 2.20%      768,760        7.71 to 6.47             4,972     0.20%     (49.85)% to (50.24)%
       2007                    1.45% to 2.20%      889,144       15.37 to 12.99           11,432     0.00%       14.94% to 14.06%
       2006                    1.45% to 2.30%    1,002,002       13.37 to 10.56           11,111     0.00%        1.14% to 0.27%
       2005                    1.45% to 2.20%      996,830       13.22 to 10.06           10,793     0.01%        13.69% to 5.38%
       2004                    1.45% to 2.10%      980,231        12.46 to 9.51            9,860     0.00%        5.23% to 1.97%
    Comstock Portfolio -- Class II Shares
       2008                    1.45% to 2.55%    5,740,584        10.35 to 5.70           51,764     2.74%     (36.73)% to (37.44)%
       2007                    1.45% to 2.55%    9,721,170        16.35 to 9.12          131,463     1.56%      (3.75)% to (12.88)%
       2006                    1.45% to 2.30%    7,575,129       16.99 to 11.94          111,331     2.41%       14.37% to 13.38%
       2005                    1.45% to 2.30%    6,788,043       14.86 to 10.50           87,592     0.95%        5.39% to 1.83%
       2004                    1.45% to 2.20%    5,545,359       14.48 to 10.92           69,254     0.64%        15.73% to 9.21%

----------
(1) Expenses as a percentage of average net assets represent the annualized contract expenses of the Separate Account, consisting of mortality and expense risk charges, and administrative expenses, a charge for the bonus credit, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

(2) The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.

(3) The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Financial Statements

                         Year ended December 31, 2008

    (With Report of Independent Registered Public Accounting Firm Thereon)

         Genworth Life and Annuity Insurance Company and Subsidiaries

                  Index to Consolidated Financial Statements

                                                                                                   Page
                                                                                                   ----
Report of KPMG LLP, Independent Registered Public Accounting Firm.................................  F-1
Consolidated Statements of Income for the years ended December 31, 2008, 2007 and 2006............  F-2
Consolidated Balance Sheets as of December 31, 2008 and 2007......................................  F-3
Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2008,
  2007 and 2006...................................................................................  F-4
Consolidated Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006........  F-5
Notes to Consolidated Financial Statements........................................................  F-6

            Report of Independent Registered Public Accounting Firm

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2008 and 2007, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2008. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
March 2, 2009

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Statements of Income
                             (Amounts in millions)

                                                                          Years ended December 31,
                                   -                                    ----------------------------
                                                                          2008      2007      2006
                                                                        --------  --------  --------
Revenues:
Premiums............................................................... $1,068.5  $1,063.2  $1,132.3
Net investment income..................................................    948.3   1,189.9   1,116.9
Net investment gains (losses)..........................................   (936.7)    (91.1)      3.1
Policy fees and other income...........................................    607.7     491.3     382.8
                                                                        --------  --------  --------
   Total revenues......................................................  1,687.8   2,653.3   2,635.1
                                                                        --------  --------  --------
Benefits and expenses:
Benefits and other changes in policy reserves..........................  1,138.8   1,105.4   1,101.9
Interest credited......................................................    450.7     541.3     496.7
Acquisition and operating expenses, net of deferrals...................    270.2     244.2     242.5
Amortization of deferred acquisition costs and intangibles.............    244.0     151.4     112.0
Interest expense.......................................................    168.1     205.1     134.0
                                                                        --------  --------  --------
   Total benefits and expenses.........................................  2,271.8   2,247.4   2,087.1
                                                                        --------  --------  --------
Income (loss) before income taxes and equity in net income (loss) of
  unconsolidated subsidiary............................................   (584.0)    405.9     548.0
Provision (benefit) for income taxes...................................   (212.3)    101.3     188.4
                                                                        --------  --------  --------
Net income (loss) before equity in net income (loss) of unconsolidated
  subsidiary...........................................................   (371.7)    304.6     359.6
Equity in net income (loss) of unconsolidated subsidiary...............    (37.6)     19.1        --
                                                                        --------  --------  --------
Net income (loss)...................................................... $ (409.3) $  323.7  $  359.6
                                                                        ========  ========  ========


          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          Consolidated Balance Sheets
           (Amounts in millions, except share and per share amounts)

                                                                                         December 31,
                                                                                     --------------------
                                                                                        2008       2007
                                                                                     ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value.................. $10,771.7  $15,237.3
       Equity securities available-for-sale, at fair value..........................      90.0       64.0
       Commercial mortgage loans....................................................   2,704.1    2,968.1
       Policy loans.................................................................     505.8      466.8
       Other invested assets ($338.9 and $399.8 restricted).........................   2,991.8    1,437.5
                                                                                     ---------  ---------
              Total investments.....................................................  17,063.4   20,173.7
   Cash and cash equivalents........................................................   2,120.2      616.4
   Accrued investment income........................................................     158.7      167.4
   Deferred acquisition costs.......................................................   3,294.8    2,962.2
   Goodwill.........................................................................     450.9      450.9
   Intangible assets................................................................     641.5      502.3
   Reinsurance recoverable..........................................................   8,490.7    8,670.6
   Other assets.....................................................................     648.7      427.8
   Separate account assets..........................................................   8,501.9   12,005.8
                                                                                     ---------  ---------
              Total assets.......................................................... $41,370.8  $45,977.1
                                                                                     =========  =========
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits....................................................... $ 9,936.2  $ 9,809.4
       Policyholder account balances................................................  14,017.3   13,962.3
       Liability for policy and contract claims.....................................     280.9      263.1
       Unearned premiums............................................................      19.2       21.4
       Deferred income tax liability................................................     323.8    1,077.9
       Non-recourse funding obligations.............................................   3,555.0    3,555.0
       Other liabilities ($396.5 and $415.1 restricted).............................   1,519.5      995.8
       Separate account liabilities.................................................   8,501.9   12,005.8
                                                                                     ---------  ---------
              Total liabilities.....................................................  38,153.8   41,690.7
                                                                                     ---------  ---------
   Commitments and contingencies

   Stockholder's equity:
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding)....................................................      25.6       25.6
       Additional paid-in capital...................................................   4,686.7    4,071.6
                                                                                     ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses)..................................  (1,649.7)    (338.2)
          Derivatives qualifying as hedges..........................................      46.1        4.9
                                                                                     ---------  ---------
       Total accumulated other comprehensive income (loss)..........................  (1,603.6)    (333.3)
       Retained earnings............................................................     108.3      522.5
                                                                                     ---------  ---------
              Total stockholder's equity............................................   3,217.0    4,286.4
                                                                                     ---------  ---------
              Total liabilities and stockholder's equity............................ $41,370.8  $45,977.1
                                                                                     =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholder's Equity
                             (Amounts in millions)

                                                                    Accumulated
                                                        Additional     other                  Total
                                       Preferred Common  paid-in   comprehensive Retained stockholder's
                                         stock   stock   capital   income (loss) earnings    equity
                                       --------- ------ ---------- ------------- -------- -------------
Balances as of December 31, 2005......  $ 120.0  $25.6   $4,020.1    $    81.7   $ 358.1    $ 4,605.5
                                                                                            ---------
Comprehensive income (loss):
   Net income.........................       --     --         --           --     359.6        359.6
   Net unrealized gains (losses) on
     investment securities............       --     --         --        (62.4)       --        (62.4)
   Derivatives qualifying as hedges...       --     --         --         (0.6)       --         (0.6)
   Additional minimum pension
     liability........................       --     --         --          3.3        --          3.3
                                                                                            ---------
Total comprehensive income (loss).....                                                          299.9
Redemption of preferred stock.........    (10.0)    --         --           --        --        (10.0)
Dividends and other transactions with
  stockholders........................       --     --        5.2           --    (456.9)      (451.7)
                                        -------  -----   --------    ---------   -------    ---------
Balances as of December 31, 2006......    110.0   25.6    4,025.3         22.0     260.8      4,443.7
                                                                                            ---------
Comprehensive income (loss):
   Net income.........................       --     --         --           --     323.7        323.7
   Net unrealized gains (losses) on
     investment securities............       --     --         --       (359.9)       --       (359.9)
   Derivatives qualifying as hedges...       --     --         --          4.6        --          4.6
                                                                                            ---------
Total comprehensive income (loss).....                                                          (31.6)
Redemption of preferred stock.........   (110.0)    --         --           --        --       (110.0)
Dividends and other transactions with
  stockholder.........................       --     --       46.3           --     (62.0)       (15.7)
                                        -------  -----   --------    ---------   -------    ---------
Balances as of December 31, 2007......       --   25.6    4,071.6       (333.3)    522.5      4,286.4
                                                                                            ---------
Comprehensive income (loss):
   Net loss...........................       --     --         --           --    (409.3)      (409.3)
   Net unrealized gains (losses) on
     investment securities............       --     --         --     (1,311.5)       --     (1,311.5)
   Derivatives qualifying as hedges...       --     --         --         41.2        --         41.2
                                                                                            ---------
Total comprehensive income (loss).....                                                       (1,679.6)
Capital contribution..................       --     --      610.9           --        --        610.9
Other transactions with stockholder...       --     --        4.2           --      (4.9)        (0.7)
                                        -------  -----   --------    ---------   -------    ---------
Balances as of December 31, 2008......  $    --  $25.6   $4,686.7    $(1,603.6)  $ 108.3    $ 3,217.0
                                        =======  =====   ========    =========   =======    =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows
                             (Amounts in millions)

                                                                               Years ended December 31,
                                                                           -------------------------------
                                                                              2008       2007       2006
                                                                           ---------  ---------  ---------
Cash flows from operating activities:
   Net income (loss)...................................................... $  (409.3) $   323.7  $   359.6
   Adjustments to reconcile net income (loss) to net cash from operating activities:
       Net investments (gains) losses.....................................     936.7       91.1       (3.1)
       Equity in net (income) loss of unconsolidated subsidiary...........      37.6      (19.1)        --
       Charges assessed to policyholders..................................    (364.3)    (349.5)    (295.2)
       Net increase (decrease) in trading and derivative instruments......     199.8      (94.9)     (70.8)
       Amortization of fixed maturity discounts and premiums..............      36.7       (7.4)       0.3
       Acquisition costs deferred.........................................    (399.9)    (488.3)    (489.1)
       Amortization of deferred acquisition costs and intangibles.........     244.0      151.4      112.0
       Deferred income taxes..............................................    (108.4)     215.7      236.0
   Change in certain assets and liabilities:
       Accrued investment income and other assets.........................    (105.3)    (139.6)      68.7
       Insurance reserves.................................................     819.2      707.5      708.9
       Other liabilities and other policy-related balances................     (96.5)     (48.4)      (3.2)
                                                                           ---------  ---------  ---------
   Net cash from operating activities.....................................     790.3      342.2      624.1
                                                                           ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturity securities..........................................   1,812.5    2,419.7    2,627.8
       Commercial mortgage loans..........................................     297.1      505.6      228.0
   Proceeds from sales of investments:
       Fixed maturity and equity securities...............................   1,152.1    1,477.1      950.7
   Purchases and originations of investments:
       Fixed maturity and equity securities...............................  (1,305.4)  (4,477.9)  (6,187.2)
       Commercial mortgage loans..........................................     (31.4)    (692.1)    (461.4)
   Other invested assets, net.............................................  (1,026.0)    (148.2)     (12.0)
   Cash related to transfer of subsidiary to an affiliate.................        --      (27.0)        --
   Policy loans, net......................................................     (39.0)     (11.2)     (15.2)
                                                                           ---------  ---------  ---------
   Net cash from investing activities.....................................     859.9     (954.0)  (2,869.3)
                                                                           ---------  ---------  ---------
Cash flows from financing activities:
   Proceeds from issuance of investment contracts.........................   3,999.4    4,582.0    5,237.1
   Redemption and benefit payments on investment contracts................  (4,746.8)  (4,450.9)  (4,047.0)
   Proceeds from short-term borrowings and other, net.....................     272.8      518.2      423.0
   Payments on short-term borrowings......................................    (271.8)    (522.4)    (394.4)
   Proceeds from issuance of non-recourse funding obligations.............        --      790.0    1,365.0
   Capital contribution from parent.......................................     600.0         --         --
   Redemption of preferred stock..........................................        --     (110.0)     (10.0)
   Dividends paid to stockholders.........................................        --       (2.5)    (459.7)
                                                                           ---------  ---------  ---------
   Net cash from financing activities.....................................    (146.4)     804.4    2,114.0
                                                                           ---------  ---------  ---------
   Net change in cash and cash equivalents................................   1,503.8      192.6     (131.2)
Cash and cash equivalents at beginning of year............................     616.4      423.8      555.0
                                                                           ---------  ---------  ---------
Cash and cash equivalents at end of year.................................. $ 2,120.2  $   616.4  $   423.8
                                                                           =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 Years Ended December 31, 2008, 2007 and 2006

(1) Formation and Nature of Business

   (a) Formation

   Genworth Life and Annuity Insurance Company (the "Company," "GLAIC," "we," "us" or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Until March 12, 2007, our preferred shares were owned by an affiliate, Brookfield Life Assurance Company Limited ("BLAC"). On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.

   On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into GLAIC. GLAIC was the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers. The accompanying financial information has been presented as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control as the Company, FHL and FCL were all wholly-owned subsidiaries of Genworth.

   Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY, with GLICNY being the surviving entity. For periods beginning after December 31, 2006, AML was not included in our consolidated financial statements.

   On January 1, 2007, we transferred assets of $1,377.2 million, including cash and cash equivalents of $27.0 million and liabilities of $1,091.2 million of AML to GLICNY in exchange for an investment in GLICNY of $334.4 million, representing a 34.5% investment in GLICNY. Additionally, $2.1 million was recorded related to unrealized net investment gains and derivative items in equity related to the transfer. The transfer was recorded at book value as the entities were under common control, and accordingly, the difference of $46.3 million between the book value of AML and the investment in GLICNY was recorded as additional paid-in capital. Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2008 and 2007, the carrying value of our investment in GLICNY was $219.1 million and $346.5 million, respectively, and was included in other invested assets.

   The accompanying condensed consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, Jamestown Life Insurance Company, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company III ("River Lake III"), River Lake Insurance Company IV Limited ("River Lake IV"), River Lake Insurance Company V ("River Lake V"), River Lake Holding Company V, LLC, River Lake Insurance Company VI ("River Lake VI") and Rivermont Life Insurance Company I ("Rivermont I"). All intercompany accounts and transactions have been eliminated in consolidation.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   (b) Nature of Business

   We have two segments: (i) Protection; and (ii) Retirement Income and Institutional.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are term life insurance, universal life insurance and Medicare supplement insurance.

   Retirement Income and Institutional contracts include fixed and variable immediate and deferred individual annuities, variable life insurance products, funding agreements backing notes ("FABNs"), funding agreements and guaranteed investment contracts ("GICs"). Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain types of guaranteed annuitization benefits. On May 1, 2008, we discontinued the sales of variable life insurance policies, however, we continue to service existing policies. In 2006, we discontinued the sale of structured settlement annuities.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors). We also distribute a limited number of products through a direct sales force and defined contribution plan record keepers.

(2) Summary of Significant Accounting Policies

   Our consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation.

   (a) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues, but rather as deposits, and are included in liabilities for policyholder account balances.

   (b) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

   (c) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal life insurance contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders based upon the daily net assets of the contractholder's and policyholder's account values, respectively, and are recognized as revenue when charged. Surrender fees are recognized as income when the contract or policy is surrendered.

   (d) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade registered securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets.

   Other-than-temporary impairments on available-for-sale securities

   As of each balance sheet date, we evaluate securities holdings in an unrealized loss position. For debt securities, the primary factors considered in our evaluation are: (a) the length of time and the extent to which the fair value has been or is expected to be less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer and
(c) whether the debtor is current on contractually obligated interest and principal payments. Where we do not expect full recovery of value or do not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation, we recognize an impairment charge. When there has been an adverse change in underlying future cash flows on lower quality securities that represent an interest in securitized financial assets, we recognize an impairment charge.

   Estimating the underlying future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The evaluation of impairments is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period net income (loss). The assessment of whether such impairment has occurred is based on management's evaluation of the underlying reasons for the decline in fair value at the individual security level. We deem an individual investment to be other-than-temporarily impaired when management concludes it is probable that we will not receive timely payment of the cash flows contractually stipulated for the investment. We regularly monitor our investment portfolio to ensure that investments that may be other-than-temporarily impaired are identified in a timely manner and that any impairment is charged against net income (loss) in the proper period.

   In addition to consideration of all available information, we also consider our intent and ability to retain a temporarily depressed security until recovery. We believe that our intent and ability to hold an investment, along with the ability of the investment to generate cash flows that have not changed adversely, are the primary factors in assessing whether we recognize an impairment charge.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based upon the difference between the book value of a security and its fair value.

   (e) Fair Value Measurements

   As defined in Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We hold fixed maturity and equity securities, trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. SFAS No. 157 requires all assets and liabilities carried at fair value to be classified and disclosed in one of the following three categories:

  .   Level 1--Quoted prices for identical instruments in active markets.

  . Level 2--Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .   Level 3--Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial

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         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)
                 Years Ended December 31, 2008, 2007 and 2006

instruments. All significant inputs are observable, or derived from observable, information in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate swaps.

   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur.

   For assets carried at fair value, the non-performance of the counterparties is considered in the determination of fair value measurement for those assets. Similarly, the fair value measurement of a liability must reflect the entity's own non-performance risk. Therefore, the impact of non-performance risk, as well as any potential credit enhancements (e.g., collateral), has been considered in the fair value measurement of both assets and liabilities.

   The vast majority of our fixed maturity and equity securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. Certain structured securities valued using industry-standard pricing methodologies utilize significant unobservable inputs to estimate fair value, resulting in the fair value measurements being classified as Level 3. We also utilize internally developed pricing models to produce estimates of fair value primarily utilizing Level 2 inputs along with certain Level 3 inputs. The internally developed models include matrix pricing where we discount expected cash flows utilizing market interest rates obtained from market sources based on the credit quality and duration of the instrument to determine fair value. For securities that may not be reliably priced using internally developed pricing models, we estimate fair value using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable, or corroborated by market observable information, and represent Level 3 inputs.

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

   The fair value of derivative instruments primarily utilizes Level 2 inputs. Certain derivative instruments are valued using significant unobservable inputs and are classified as Level 3 measurements. The classification of fair value measurements for derivative instruments, including embedded derivatives requiring bifurcation, was determined based on consideration of several inputs including: closing exchange or over-the-counter market

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         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)
                 Years Ended December 31, 2008, 2007 and 2006

price quotations; time value and volatility factors underlying options; market interest rates; and non-performance risk. For product-related embedded derivatives, we also include certain policyholder assumptions in the determination of fair value.

   (f) Commercial Mortgage Loans

   Commercial mortgage loans are generally stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions or benefits to net investment gains (losses).

   (g) Securities Lending Activity

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio, which require the borrower to provide collateral, consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities in the consolidated balance sheets. Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in U.S. and foreign government securities, U.S. government agency securities, and highly rated asset-backed and corporate debt securities, all of which have maturity dates of less than three years. The fair value of securities loaned under the securities lending program was $121.0 million and $146.2 million as of December 31, 2008 and 2007, respectively. As of December 31, 2008 and 2007, the fair value of collateral held under the securities lending program was $128.0 million and $152.4 million, respectively, and the offsetting obligation to return collateral of $128.2 million and $152.4 million, respectively, was included in other liabilities on the consolidated balance sheets. We had no non-cash collateral as of December 31, 2008 and 2007.

   (h) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

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         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)
                 Years Ended December 31, 2008, 2007 and 2006


   (i) Deferred Acquisition Costs

   Acquisition costs include costs that vary with, and are primarily related to, the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization, and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the year ended December 31, 2008, we recorded a $46.1 million charge to DAC related to our loss recognition testing. For the years ended December 31, 2007 and 2006, no charges to income were recorded as a result of our DAC recoverability or loss recognition testing.

   (j) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2008, 2007 and 2006, no charges to income were recorded as a result of our PVFP recoverability or loss recognition testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing

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         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)
                 Years Ended December 31, 2008, 2007 and 2006

crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   (k) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We test goodwill using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value.

   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available, and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   There was no goodwill impairment charge recorded in 2008, 2007 or in 2006. See note 6 for additional information related to goodwill.

   (l) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance assumed contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

   (m) Derivatives

   Derivative financial instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets; (iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

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         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)
                 Years Ended December 31, 2008, 2007 and 2006


   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting according to SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is probable that the forecasted transaction will not occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of other comprehensive income (loss). The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the consolidated balance sheets at its fair value, and gains and losses that were accumulated in other comprehensive income (loss) are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income (loss) and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in other comprehensive income
(loss) are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments are reported in net investment gains (losses).

   (n) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life insurance policyholders. We assess mortality and expense risk fees and administration charges on the assets allocated to the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

   (o) Insurance Reserves

   Future Policy Benefits

   We account for the liability for future policy benefits in accordance with SFAS No. 60, Accounting and Reporting by Insurance Enterprises. We include insurance-type contracts, such as traditional life insurance in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Policyholder Account Balances

   We account for the liability for policyholder account balances in accordance with SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (p) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

reporting period. The estimated liability includes requirements for future payments of: (a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims. Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (q) Income Taxes

   We account for income taxes in accordance with SFAS No. 109, Accounting for Income Taxes. The deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled, if there is no change in the law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of General Electric ("GE"). During this period, we were subject to a tax-sharing arrangement that allocated taxes on a separate company basis, but provided benefit for current utilization of losses and credits.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, Genworth North America Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in stockholder's equity since the liability for the contingency is assumed by GNA.

   (r) Variable Interest Entities

   We are involved in certain entities that are considered variable interest entities ("VIEs") as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders. We also have retained interests in VIEs where we are the servicer and transferor of certain assets that were sold to a newly created VIE and are also the servicer for certain VIEs. As of December 31, 2008 and 2007, we were not required to consolidate any VIEs as a result of our interest in any of the respective entities.

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         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)
                 Years Ended December 31, 2008, 2007 and 2006


   (s) Accounting Changes

   Impairment Guidance of EITF Issue No. 99-20

   On December 31, 2008, we adopted FASB Staff Position ("FSP") EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20. The FSP amends the impairment guidance effective October 1, 2008 for investments that are subject to FASB Emerging Issues Task Force ("EITF") Issue No. 99-20 requiring all available information be used to produce our best estimate of cash flows rather than relying exclusively upon what a market participant would use to determine the current fair value. The adoption of FSP EITF 99-20-1 did not have a material impact on our consolidated financial statements.

   Transfers of Financial Assets and Interests in Variable Interest Entities

   On December 31, 2008, we adopted FSP FAS 140-4 and FASB Interpretation ("FIN") 46(R)-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities. The FSP amends the disclosure requirements regarding transfers of financial assets and involvement in VIEs to require additional disclosures for public entities. FSP FAS 140-4 and FIN 46(R)-8 did not have a material impact on our consolidated financial statements.

   Credit Derivatives and Certain Guarantees

   On December 31, 2008, we adopted FSP FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP requires certain disclosures by sellers of credit derivatives and requires additional disclosure about the current status of the payment/performance risk of guarantees. The adoption of FSP FAS 133-1 and FIN 45-4 did not have a material impact on our consolidated financial statements.

   Other-Than-Temporary Impairments on Available-For-Sale Securities

   On October 14, 2008, the Office of the Chief Accountant at the U.S Securities and Exchange Commission, issued a letter to the FASB that stated, given the debt characteristics of hybrid securities, they would not object to the application of a debt impairment model to hybrid investments provided there has been no evidence of deterioration in credit of the issuer. A debt impairment model could be used for filings subsequent to October 14, 2008, until the FASB further addresses the appropriate impairment model. As a result, management began using and will continue to use the debt impairment model as long as there has been no evidence of deterioration in credit of the issuer as of the balance sheet date.

   Fair Value Measurements

   On January 1, 2008, we adopted SFAS No. 157, Fair Value Measurements. This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The adoption of SFAS
No. 157 did not have a material impact on our consolidated financial statements. Additionally, on January 1, 2008, we elected the partial adoption of SFAS No. 157 under the provisions of FSP FAS 157-2, which amends SFAS
No. 157 to allow an entity to delay the application of this statement until January 1, 2009 for certain non-financial assets and liabilities. Under the provisions of the FSP, we will delay the application of SFAS No. 157 for fair value measurements used in the impairment testing of goodwill and indefinite-lived intangible assets and eligible non-financial assets and liabilities included within a business combination. On October 10, 2008, we adopted FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market For That Asset Is Not Active. The FSP provides guidance and clarification on how

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         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)
                 Years Ended December 31, 2008, 2007 and 2006

management's internal assumptions, observable market information and market quotes are considered when applying SFAS No. 157 in inactive markets. The adoption of FSP FAS 157-3 did not have a material impact on our consolidated financial statements.

   Fair Value Option for Financial Assets and Financial Liabilities

   On January 1, 2008, we adopted SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. This statement provides an option, on specified election dates, to report selected financial assets and liabilities, including insurance contracts, at fair value. Subsequent changes in fair value for designated items are reported in income in the current period. The adoption of SFAS No. 159 did not impact our consolidated financial statements as no items were elected for measurement at fair value upon initial adoption. We will continue to evaluate eligible financial assets and liabilities on their election dates. Any future elections will be disclosed in accordance with the provisions outlined in the statement.

   Amendment of FASB Interpretation No. 39

   On January 1, 2008, we adopted FSP FIN No. 39-1, Amendment of FASB Interpretation No. 39. This FSP amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts, to allow fair value amounts recognized for collateral to be offset against fair value amounts recognized for derivative instruments that are executed with the same counterparty under certain circumstances. The FSP also requires an entity to disclose the accounting policy decision to offset, or not to offset, fair value amounts in accordance with FIN No. 39, as amended. We do not, and have not previously, offset the fair value amounts recognized for derivatives with the amounts recognized as collateral.

   Accounting for Uncertainty in Income Taxes

   On January 1, 2007, we adopted FIN No. 48, Accounting for Uncertainty in Income Taxes. This guidance clarifies the criteria that must be satisfied to recognize the financial statement benefit of a position taken in our tax returns. The criteria for recognition in the consolidated financial statements set forth in FIN No. 48 require an affirmative determination that it is more likely than not, based on a tax position's technical merits, that we are entitled to the benefit of that position.

   Upon adoption of FIN No. 48 on January 1, 2007, the total amount of unrecognized tax benefits was $74.3 million, of which, $53.3 million, if recognized, would affect the effective tax rate.

   Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts

   On January 1, 2007, we adopted the American Institute of Certified Public Accountants Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a benefit, feature, right or coverage within an existing contract. The adoption of SOP 05-1 had no impact on our consolidated results of operations and financial position.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   (t) Accounting Pronouncements Not Yet Adopted

   In March 2008, FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities--an amendment of FASB Statement No. 133. This statement requires enhanced disclosures about an entity's derivative and hedging activities. SFAS No. 161 will be effective for us on January 1, 2009. We do not expect SFAS No. 161 to have a material impact on our consolidated financial statements.

   In December 2007, FASB issued SFAS No. 141R, Business Combinations. This statement establishes principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. SFAS No. 141R will be effective for us on January 1, 2009 and will be applied to business combinations for which the acquisition date is on or after the effective date. We do not expect SFAS No. 141R to have a material impact on our consolidated financial statements.

   In December 2007, FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements--an amendment of ARB No. 51. This statement establishes accounting and reporting standards for noncontrolling interests in a subsidiary and for deconsolidation of a subsidiary. SFAS No. 160 will be effective for us on January 1, 2009 and will be applied prospectively as of the effective date. We do not expect SFAS No. 160 to have a material impact on our consolidated financial statements.

(3) Investments

   (a) Net Investment Income

   Sources of net investment income for the years ended December 31 were as follows:

(Amounts in millions)                                 2008     2007      2006
---------------------                                ------  --------  --------
Fixed maturity securities--taxable.................. $773.6  $  928.0  $  864.9
Commercial mortgage loans...........................  168.4     183.8     184.0
Equity securities...................................    3.5       3.9       0.8
Other investments...................................   (1.4)     71.0      58.7
Policy loans........................................   29.7      28.2      30.1
                                                     ------  --------  --------
   Gross investment income before expenses and fees.  973.8   1,214.9   1,138.5
Expenses and fees...................................  (25.5)    (25.0)    (21.6)
                                                     ------  --------  --------
   Net investment income............................ $948.3  $1,189.9  $1,116.9
                                                     ======  ========  ========

   (b) Net Investment Gains (Losses)

   Net investment gains (losses) for the years ended December 31 were as follows:

 (Amounts in millions)                                  2008    2007    2006
 ---------------------                                -------  ------  ------
 Available-for-sale securities:
    Realized gains on sale........................... $  31.7  $  9.8  $ 24.7
    Realized losses on sale..........................   (56.2)  (30.2)  (25.7)
 Impairments.........................................  (820.7)  (62.4)   (0.5)
 Derivatives and other...............................   (93.6)   (3.8)    5.7
 Net unrealized gains (losses) on trading securities.     2.6    (2.6)   (1.1)
 Commercial mortgage loan loss reserve...............    (0.5)   (1.9)     --
                                                      -------  ------  ------
    Net investments gains (losses)................... $(936.7) $(91.1) $  3.1
                                                      =======  ======  ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Derivative instruments primarily consist of changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments.

   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on investment securities classified as available-for-sale and other invested assets are reduced by deferred income taxes and adjustments to PVFP and DAC that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income (loss) as of December 31 were as follows:

(Amounts in millions)                                                              2008      2007    2006
---------------------                                                           ---------  -------  ------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities................................................... $(2,565.1) $(508.1) $ 69.0
   Equity securities...........................................................      (9.6)     3.5     1.2
   Restricted other invested assets............................................     (57.6)   (15.3)   (6.8)
   Investment in unconsolidated subsidiary.....................................    (152.5)   (10.5)     --
   Other invested assets.......................................................       0.7       --      --
                                                                                ---------  -------  ------
       Subtotal................................................................  (2,784.1)  (530.4)   63.4
                                                                                ---------  -------  ------
Adjustments to present value of future profits and deferred acquisitions costs.     311.4     12.3   (30.2)
Deferred income taxes, net.....................................................     823.0    179.9   (11.5)
                                                                                ---------  -------  ------
Net unrealized investment gains (losses)....................................... $(1,649.7) $(338.2) $ 21.7
                                                                                =========  =======  ======

   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) for the years ended December 31 was as follows:

(Amounts in millions)                                                              2008      2007     2006
---------------------                                                           ---------  -------  -------
Net unrealized investment gains (losses) as of January 1....................... $  (338.2) $  21.7  $  84.1
                                                                                ---------  -------  -------
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities..........................  (3,097.8)  (673.8)  (122.5)
   Adjustment to deferred acquisition costs....................................     150.8     14.8      4.7
   Adjustment to present value of future profits...............................     148.3     27.7     20.8
   Provision for deferred income taxes.........................................     938.5    219.4     33.5
                                                                                ---------  -------  -------
       Change in unrealized gains (losses) on investment securities............  (1,860.2)  (411.9)   (63.5)
Reclassification adjustments to net investment (gains) losses, net of deferred
  taxes of $(295.4), $(28.0) and $(0.5)........................................     548.7     52.0      1.1
                                                                                ---------  -------  -------
Net unrealized investment gains (losses) as of December 31..................... $(1,649.7) $(338.2) $  21.7
                                                                                =========  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   (d) Fixed Maturity and Equity Securities

   As of December 31, 2008, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                                       Gross      Gross
                                                         Amortized   unrealized unrealized
(Amounts in millions)                                   cost or cost   gains      losses   Fair value
---------------------                                   ------------ ---------- ---------- ----------
Fixed maturity securities:
   U.S. government, agencies and government sponsored
     entities..........................................  $   158.3     $15.9    $      --  $   174.2
   Government--non-U.S.................................      178.7       3.9        (20.4)     162.2
   U.S. corporate......................................    6,209.1      30.7       (856.5)   5,383.3
   Corporate--non-U.S..................................    1,815.1       3.7       (481.7)   1,337.1
   Mortgage and asset-backed...........................    4,975.6      26.6     (1,287.3)   3,714.9
                                                         ---------     -----    ---------  ---------
       Total fixed maturity securities.................   13,336.8      80.8     (2,645.9)  10,771.7
Equity securities......................................       99.6       0.9        (10.5)      90.0
                                                         ---------     -----    ---------  ---------
       Total available-for-sale securities.............  $13,436.4     $81.7    $(2,656.4) $10,861.7
                                                         =========     =====    =========  =========

   As of December 31, 2007, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                                       Gross      Gross
                                                         Amortized   unrealized unrealized
(Amounts in millions)                                   cost or cost   gains      losses   Fair value
---------------------                                   ------------ ---------- ---------- ----------
Fixed maturity securities:
   U.S. government, agencies and government sponsored
     entities..........................................  $   189.3     $ 18.0    $  (0.1)  $   207.2
   Government--non-U.S.................................      293.0       28.1       (1.4)      319.7
   U.S. corporate......................................    6,983.1       99.6     (207.3)    6,875.4
   Corporate--non-U.S..................................    1,881.6        9.5      (79.7)    1,811.4
   Mortgage and asset-backed...........................    6,398.4       25.7     (400.5)    6,023.6
                                                         ---------     ------    -------   ---------
       Total fixed maturity securities.................   15,745.4      180.9     (689.0)   15,237.3
Equity securities......................................       60.5        3.6       (0.1)       64.0
                                                         ---------     ------    -------   ---------
       Total available-for-sale securities.............  $15,805.9     $184.5    $(689.1)  $15,301.3
                                                         =========     ======    =======   =========

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which the intent to hold the securities to recovery no longer exists. The aggregate fair value of securities sold at a loss during the twelve months ended December 31, 2008 was $443.9 million, which was approximately 88.8% of book value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2008:

                                                Less than 12 months               12 months or more
                                          -------------------------------- --------------------------------
                                                       Gross                            Gross
                                                     unrealized    # of               unrealized    # of
(Dollar amounts in millions)              Fair value   losses   securities Fair value   losses   securities
----------------------------              ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturity securities:
   Government--non-U.S...................  $  105.9   $ (14.9)      51      $    8.3  $    (5.5)      12
   U.S. corporate........................   2,357.5    (264.7)     428       2,115.4     (591.8)     367
   Corporate--non-U.S....................     561.9    (118.3)     148         675.4     (363.4)     109
   Asset-backed..........................     180.4     (14.7)      46       1,758.7     (513.4)     253
   Mortgage-backed.......................     324.0     (72.8)     126         958.1     (686.4)     337
                                           --------   -------      ---      --------  ---------    -----
   Subtotal, fixed maturity securities...   3,529.7    (485.4)     799       5,515.9   (2,160.5)   1,078
Equity securities........................      25.3     (10.1)       3           1.7       (0.4)       4
                                           --------   -------      ---      --------  ---------    -----
Total temporarily impaired securities....  $3,555.0   $(495.5)     802      $5,517.6  $(2,160.9)   1,082
                                           ========   =======      ===      ========  =========    =====
% Below cost--fixed maturity securities:
   (less than)20% Below cost.............  $3,016.3   $(241.1)     595      $2,957.6  $  (326.2)     436
   20-50% Below cost.....................     494.0    (222.7)     175       2,079.2   (1,030.9)     433
   (greater than)50% Below cost..........      19.4     (21.6)      29         479.1     (803.4)     209
                                           --------   -------      ---      --------  ---------    -----
   Total fixed maturity securities.......   3,529.7    (485.4)     799       5,515.9   (2,160.5)   1,078
                                           --------   -------      ---      --------  ---------    -----
% Below cost--equity securities:
   (less than)20% Below cost.............       1.9      (0.4)       1           1.0       (0.2)       1
   20-50% Below cost.....................      23.4      (9.7)       2           0.7       (0.2)       3
                                           --------   -------      ---      --------  ---------    -----
   Total equity securities...............      25.3     (10.1)       3           1.7       (0.4)       4
                                           --------   -------      ---      --------  ---------    -----
Total temporarily impaired securities....  $3,555.0   $(495.5)     802      $5,517.6  $(2,160.9)   1,082
                                           ========   =======      ===      ========  =========    =====
Investment grade.........................  $3,269.5   $(436.1)     625      $5,251.9  $(2,021.8)     969
Below investment grade...................     285.5     (59.4)     177         265.7     (139.1)     113
                                           --------   -------      ---      --------  ---------    -----
Total temporarily impaired securities....  $3,555.0   $(495.5)     802      $5,517.6  $(2,160.9)   1,082
                                           ========   =======      ===      ========  =========    =====

   The investment securities in an unrealized loss position as of December 31, 2008 consisted of 1,884 securities and accounted for unrealized losses of $2,656.4 million. Of these unrealized losses, 92.5% were investment grade (rated AAA through BBB-) and 21.4% were less than 20% below cost. The securities less than 20% below cost were primarily corporate securities and mortgage-backed and asset-backed securities. The amount of the unrealized loss on these securities was primarily attributable to widening credit spreads during 2008.

   Of the 78.6% of unrealized losses that were more than 20% below cost, approximately 47.2% were U.S. and non-U.S. corporate securities and approximately 52.4% were mortgage-backed and asset-backed securities.

  . Of the U.S. and non-U.S. corporate securities, the majority were issued by banks and other financial institutions, most of which have been in an unrealized loss position for twelve months or more. Most of these securities retain a credit rating of investment grade. The remaining unrealized losses in our U.S.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

     and non-U.S. corporate securities are evenly distributed across all other major industry types that comprise our corporate bond holdings. Given the current market conditions, including current financial industry events and uncertainty around economic conditions, the fair value of these securities has declined due to widening credit spreads. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events, along with our ability and intent to retain these investments for a period of time sufficient to allow for full recovery in value or until maturity. Based on this evaluation, we determined that these securities were temporarily impaired as of December 31, 2008.

  . A subset of the securities issued by banks and other financial institutions represent investments in hybrid instruments on which a debt impairment model was employed. The majority of these hybrid securities was with foreign financial institutions and retains a credit rating of investment grade. A small number of these securities are rated below investment grade and therefore on these securities we employ an equity impairment model. The fair value of these securities has been impacted by widening credit spreads which reflect current financial industry events including uncertainty surrounding the level and type of government support of European financial institutions, potential capital restructuring of these institutions and the risk that these institutions could be nationalized.

  . Most of the unrealized losses related to mortgage-backed and asset-backed securities have been in an unrealized loss position for twelve months or more. Given the current market conditions and limited trading on these securities, the fair value of these securities has declined due to widening credit spreads and high premiums for illiquidity. Rating agencies have actively reviewed the credit quality ratings on these securities and these securities remain primarily investment grade. We have examined the performance of the underlying collateral and expect that our investments in mortgage-backed and asset-backed securities will continue to perform in accordance with their contractual terms with no adverse changes in cash flows.

   Of the investment securities in an unrealized loss position for twelve months or more as of December 31, 2008, 79 securities were 20% or more below cost and below investment grade (rated BB+ and below). These securities accounted for unrealized losses of $163.3 million. These securities, which were issued primarily by corporations in the financial services, utilities, consumer cyclical and communication industries and residential mortgage-backed securities, were current on all terms.

   As of December 31, 2008, we expected to collect full principal and interest and we were not aware of any adverse changes in cash flows. We expect these investments to continue to perform in accordance with their original contractual terms and we have the ability and intent to hold these investment securities until the recovery of the fair value up to the cost of the investment, which may be at maturity. Accordingly, we do not consider these investments to be other-than-temporarily impaired as of December 31, 2008.

   The preceding table includes certain hybrid securities with gross unrealized losses of approximately $8.8 million that were downgraded in early 2009. The rating actions, which were considered by management in our conclusion about whether such securities were other-than-temporarily impaired as of December 31, 2008, occurred after a capital restructuring announced by the issuer in January 2009. These subsequent events included rating downgrades to below investment grade that resulted in the assignment of split ratings by the rating agencies on these securities. As a result, in the first quarter of 2009, it is probable that we will apply the equity impairment model to such securities and application of this equity impairment model would lead us to recognize write-downs on such securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Despite the considerable analysis and rigor employed on these investments, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of asset-backed and mortgage-backed securities and potential future write-downs within our portfolio of asset-backed and mortgage-backed securities. Expectations that our investments in corporate securities will continue to perform in accordance with their contractual terms are based on evidence gathered through our normal credit surveillance process. Although we do not anticipate such events, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize potential future write-downs within our portfolio of corporate securities. It is also reasonably possible that such unanticipated events would lead us to dispose of those certain holdings and recognize the effects of any market movements in our consolidated financial statements.

   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2007:

                                                Less than 12 months               12 months or more
                                          -------------------------------- --------------------------------
                                                       Gross                            Gross
                                                     unrealized    # of               unrealized    # of
(Dollar amounts in millions)              Fair value   losses   securities Fair value   losses   securities
----------------------------              ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturity securities:
   U.S. government, agencies and
     government sponsored entities.......  $   16.7   $  (0.1)        2     $     --   $    --       --
   Government--non-U.S...................      26.1      (1.4)       19           --        --       --
   U.S. corporate........................   2,512.4    (114.3)      352      1,313.9     (93.0)     242
   Corporate--non-U.S....................     977.7     (48.9)      124        416.1     (30.8)      70
   Asset-backed..........................   2,271.2    (184.7)      281        873.9     (59.5)     106
   Mortgage-backed.......................   1,613.6    (106.7)      289        463.3     (49.6)     127
                                           --------   -------     -----     --------   -------      ---
   Subtotal, fixed maturity securities...   7,417.7    (456.1)    1,067      3,067.2    (232.9)     545
Equity securities........................        --        --        --          0.8      (0.1)       2
                                           --------   -------     -----     --------   -------      ---
Total temporarily impaired securities....  $7,417.7   $(456.1)    1,067     $3,068.0   $(233.0)     547
                                           ========   =======     =====     ========   =======      ===
% Below cost--fixed maturity securities:
   (less than)20% Below cost.............  $7,210.4   $(308.9)      990     $2,991.2   $(183.9)     509
   20-50% Below cost.....................     172.2     (94.9)       54         69.5     (33.3)      28
   (greater than)50% Below cost..........      35.1     (52.3)       23          6.5     (15.7)       8
                                           --------   -------     -----     --------   -------      ---
   Total fixed maturity securities.......   7,417.7    (456.1)    1,067      3,067.2    (232.9)     545
                                           --------   -------     -----     --------   -------      ---
% Below cost--equity securities:
   (less than)20% Below cost.............        --        --        --          0.8      (0.1)       2
                                           --------   -------     -----     --------   -------      ---
   Total equity securities...............        --        --        --          0.8      (0.1)       2
                                           --------   -------     -----     --------   -------      ---
Total temporarily impaired securities....  $7,417.7   $(456.1)    1,067     $3,068.0   $(233.0)     547
                                           ========   =======     =====     ========   =======      ===

Investment grade.........................  $7,129.5   $(442.2)      982     $2,963.5   $(219.4)     508
Below investment grade...................     288.2     (13.9)       85        104.5     (13.6)      39
                                           --------   -------     -----     --------   -------      ---
Total temporarily impaired securities....  $7,417.7   $(456.1)    1,067     $3,068.0   $(233.0)     547
                                           ========   =======     =====     ========   =======      ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2008 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized cost
       (Amounts in millions)                      or cost     Fair value
       ---------------------                   -------------- ----------
       Due in one year or less................   $   441.0    $   439.1
       Due after one year through five years..     2,341.5      2,078.5
       Due after five years through ten years.     1,964.4      1,602.0
       Due after ten years....................     3,614.3      2,937.2
                                                 ---------    ---------
          Subtotal............................     8,361.2      7,056.8
       Mortgage and asset-backed..............     4,975.6      3,714.9
                                                 ---------    ---------
          Total...............................   $13,336.8    $10,771.7
                                                 =========    =========

   As of December 31, 2008, $1,197.6 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2008, securities issued by finance and insurance, utilities and energy, and consumer--non-cyclical industry groups represented approximately 29.4%, 22.2% and 12.2% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2008, we did not hold any fixed maturity securities which individually exceeded 10% of stockholder's equity.

   As of December 31, 2008 and 2007, $8.8 million and $8.2 million, respectively, of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                                                         December 31,
                                                      --------------------------------------------------
                                                                2008                      2007
                                                      ------------------------  ------------------------
(Amounts in millions)                                 Carrying value % of total Carrying value % of total
---------------------                                 -------------- ---------- -------------- ----------
Property Type
Office...............................................    $  729.4       26.9%      $  850.6       28.6%
Retail...............................................       711.9       26.3          747.4       25.2
Industrial...........................................       709.7       26.2          769.9       25.9
Apartments...........................................       277.0       10.2          315.9       10.6
Hotel................................................       254.7        9.4          254.1        8.5
Mixed use/other......................................        26.6        1.0           34.8        1.2
                                                         --------      -----       --------      -----
   Total principal balance...........................     2,709.3      100.0%       2,972.7      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         2.2                       2.3
   Allowance for losses..............................        (7.4)                     (6.9)
                                                         --------                  --------
   Total.............................................    $2,704.1                  $2,968.1
                                                         ========                  ========

                                                                         December 31,
                                                      --------------------------------------------------
                                                                2008                      2007
                                                      ------------------------  ------------------------
(Amounts in millions)                                 Carrying value % of total Carrying value % of total
---------------------                                 -------------- ---------- -------------- ----------
Geographic Region
South Atlantic.......................................    $  801.5       29.6%      $  873.6       29.4%
Pacific..............................................       690.7       25.5          739.7       24.9
Middle Atlantic......................................       347.4       12.8          390.4       13.1
East North Central...................................       268.0        9.9          312.3       10.5
Mountain.............................................       171.3        6.3          187.8        6.3
West North Central...................................       128.9        4.8          143.0        4.8
New England..........................................       117.5        4.3          120.4        4.1
East South Central...................................        98.5        3.6          108.1        3.6
West South Central...................................        85.5        3.2           97.4        3.3
                                                         --------      -----       --------      -----
   Total principal balance...........................     2,709.3      100.0%       2,972.7      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         2.2                       2.3
   Allowance for losses..............................        (7.4)                     (6.9)
                                                         --------                  --------
   Total.............................................    $2,704.1                  $2,968.1
                                                         ========                  ========

   For the year ended December 31, 2008, there were no mortgage originations. For the year ended December 31, 2007, we originated $66.4 million of mortgages secured by real estate in California, which represented 9.6% of our total originations for that year. As of December 31, 2008, our total mortgage holdings secured by real estate in California was $490.6 million, which was 18.1% of our total mortgage holdings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement.

   Under these principles, we have two types of "impaired" loans: loans requiring specific allowances for losses and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition. There were no impaired loans or non-income producing commercial mortgage loans as of or for December 31, 2008 or 2007.

   The following table presents the activity in the allowance for losses during the years ended December 31:

                 (Amounts in millions)      2008  2007   2006
                 ---------------------      ---- -----  -----
                 Balance as of January 1... $6.9 $ 5.3  $11.0
                 Provision (release).......  0.5   1.9   (5.7)
                 Transfer of AML...........   --  (0.3)    --
                                            ---- -----  -----
                 Balance as of December 31. $7.4 $ 6.9  $ 5.3
                                            ==== =====  =====

   During 2006, we reduced our reserve for commercial loan losses from $11.0 million to $5.3 million reflecting continued strong credit performance in this portfolio.

   (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                                            December 31,
                                         --------------------------------------------------
                                                   2008                      2007
                                         ------------------------  ------------------------
(Amounts in millions)                    Carrying value % of total Carrying value % of total
---------------------                    -------------- ---------- -------------- ----------
Short-term investments..................    $  924.5       30.9%      $     --        -- %
Derivatives.............................       620.7       20.7          213.3       14.9
Derivatives counterparty collateral.....       384.9       12.9             --         --
Restricted other invested assets........       338.9       11.3          399.8       27.8
Limited partnerships....................       286.5        9.6          262.3       18.2
Investment in unconsolidated subsidiary.       219.1        7.3          346.5       24.1
Securities lending collateral...........       128.0        4.3          152.4       10.6
Trading securities......................        62.1        2.1           62.3        4.3
Other investments.......................        27.1        0.9            0.9        0.1
                                            --------      -----       --------      -----
   Total other invested assets..........    $2,991.8      100.0%      $1,437.5      100.0%
                                            ========      =====       ========      =====

   Restricted other invested assets

   On August 19, 2005, we transferred approximately $499.0 million of investment securities to an affiliated special purpose entity ("SPE") whose sole purpose is to securitize these investment securities and issue secured notes (the "Secured Notes") to various affiliated companies. The securitized investments are owned in their entirety by the SPE and are not available to satisfy the claims of our creditors. However, we are entitled to principal and interest payments made on the Secured Notes we hold. Under U.S. GAAP, the transaction is accounted for as a secured borrowing. Accordingly, the Secured Notes are included within our consolidated financial statements as available-for-sale fixed maturity securities and the liability equal to the proceeds received upon transfer has been included in other liabilities. Additionally, the investment securities transferred are included in other invested assets and are shown as restricted assets.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   As of December 31, 2008, the amortized cost or cost, gross unrealized gains (losses) and fair value of our restricted other invested assets were as follows:

                                           Amortized   Gross      Gross
                                             cost    unrealized unrealized
(Amounts in millions)                       or cost    gains      losses   Fair value
---------------------                      --------- ---------- ---------- ----------
Fixed maturity securities:
Foreign other.............................  $361.5      $0.9      $(56.3)    $306.1
U.S. corporate............................    35.0       0.9        (3.1)      32.8
                                            ------      ----      ------     ------
   Total restricted other invested assets.  $396.5      $1.8      $(59.4)    $338.9
                                            ======      ====      ======     ======

   As of December 31, 2007, the amortized cost or cost, gross unrealized gains (losses) and fair value of our restricted other invested assets were as follows:

                                           Amortized   Gross      Gross
                                             cost    unrealized unrealized
(Amounts in millions)                       or cost    gains      losses   Fair value
---------------------                      --------- ---------- ---------- ----------
Fixed maturity securities:
Foreign other.............................  $377.0      $0.7      $(16.1)    $361.6
U.S. corporate............................    38.1       0.4        (0.3)      38.2
                                            ------      ----      ------     ------
   Total restricted other invested assets.  $415.1      $1.1      $(16.4)    $399.8
                                            ======      ====      ======     ======

   Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties. The scheduled maturity distribution of the restricted other invested assets as of December 31, 2008 was as follows:

                                                   Amortized
                                                     cost
        (Amounts in millions)                       or cost  Fair value
        ---------------------                      --------- ----------
        Due in one year or less...................  $ 19.5     $ 19.3
        Due after one year through five years.....   196.7      170.3
        Due after five years through ten years....   138.5      121.6
        Due after ten years.......................    41.8       27.7
                                                    ------     ------
           Total restricted other invested assets.  $396.5     $338.9
                                                    ======     ======

   As of December 31, 2008, $47.8 million of our restricted other invested assets were subject to certain call provisions.

   As of December 31, 2008, we did not hold any restricted other invested assets which individually exceeded 10% of stockholder's equity.

(4) Derivative Instruments

   Our business activities routinely deal with fluctuations in interest rates and other asset prices. We use derivative financial instruments to mitigate or eliminate certain of these risks. We follow strict policies for managing each of these risks, including prohibition on derivatives market-making, speculative derivatives trading or other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or eliminate these risks.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Certain derivative instruments are designated as cash flow hedges under SFAS No. 133. In accordance with SFAS No. 133, the changes in fair value of these instruments are recorded as a component of other comprehensive income (loss). We designate and account for the following as cash flow hedges, when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and (iii) other instruments to hedge the cash flows of various other forecasted transactions.

   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholder's equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(Amounts in millions)                                                        2008   2007   2006
---------------------                                                        ----- -----  -----
Derivatives qualifying as effective accounting hedges as of January 1....... $ 4.9 $ 0.3  $ 0.9
Current period increases in fair value, net of deferred taxes of $0.0, $0.0
  and $0.0..................................................................  41.1   4.7     --
Reclassification to net income, net of deferred taxes of $0.0, $0.0
  and $0.3..................................................................   0.1  (0.1)  (0.6)
                                                                             ----- -----  -----
Derivatives qualifying as effective accounting hedges as of December 31..... $46.1 $ 4.9  $ 0.3
                                                                             ===== =====  =====

   Derivatives qualifying as effective accounting hedges contain $45.7 million and $4.6 million, net of taxes, as of December 31, 2008 and 2007, respectively, from our investment in GLICNY. The $45.7 million, net of taxes, recorded in stockholder's equity as of December 31, 2008 is expected to be reclassified to future income through our equity in income of unconsolidated subsidiary. The remaining $0.4 million, net of taxes, is expected to be reclassified to future income, concurrently with and primarily offsetting changes in interest expense and interest income on floating-rate instruments and interest income on future fixed-rate bond purchases. No amounts were reclassified to income during the years ended December 31, 2008, 2007 or 2006 in connection with forecasted transactions that were no longer considered probable of occurring.

   Certain derivative instruments are designated as fair value hedges under SFAS No. 133. In accordance with SFAS No. 133, the changes in fair value of these instruments are recorded in income. In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in income. We designate and account for the following as fair value hedges when they have met the effectiveness requirements of SFAS No. 133:
(i) various types of interest rate swaps to convert fixed rate investments to floating rate investments; (ii) various types of interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various other fair value exposures of investments.

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; and (iii) equity index options, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Positions in derivative instruments

   The fair value of derivative instruments is based upon either prices obtained from market sources or pricing valuation models utilizing market inputs obtained from market sources. The following table sets forth our positions in derivative instruments and the fair values as of the dates indicated:

                                             December 31,
                        -------------------------------------------------------
                                   2008                        2007
                        --------------------------- ---------------------------
                        Notional                    Notional
 (Amounts in millions)   value   Assets Liabilities  value   Assets Liabilities
 ---------------------  -------- ------ ----------- -------- ------ -----------
 Interest rate swaps... $4,460.2 $510.4    $62.1    $2,513.7 $ 73.8    $24.4
 Financial futures.....  1,278.8     --       --        12.5     --       --
 Equity index options..    511.3  104.9       --       877.6  115.6       --
 Limited guarantee.....    250.0    5.4       --       250.0   23.9       --
 Credit default swaps..     56.1     --      5.1          --     --       --
                        -------- ------    -----    -------- ------    -----
    Total derivatives.. $6,556.4 $620.7    $67.2    $3,653.8 $213.3    $24.4
                        ======== ======    =====    ======== ======    =====

   The fair value of derivative assets was recorded in other invested assets and the fair value of derivative liabilities was recorded in other liabilities. As of December 31, 2008 and 2007, the fair value presented in the preceding table included $442.7 million and $150.9 million, respectively, of derivative assets and $47.9 million and $14.5 million, respectively, of derivative liabilities that did not qualify for hedge accounting.

   The fair value of embedded derivatives associated with our GMWB product liabilities, not included in the table above, was $769.9 million and $30.3 million as of December 31, 2008 and 2007, respectively, and is presented in policyholder account balances with the associated liability.

   Genworth provides a limited parental guarantee to Rivermont I which is accounted for as a derivative under SFAS No. 133 and carried at fair value. This derivative does not qualify for hedge accounting and therefore changes in fair value are reported in net investment gains (losses) in the consolidated statements of income. As of December 31, 2008 and 2007, the fair value of this derivative was $5.4 million and $23.9 million, respectively, and was recorded in other invested assets.

   Income effects of derivatives

   In the context of hedging relationships, "effectiveness" refers to the degree to which fair value changes in the hedging instrument offset corresponding fair value changes in the hedged item attributable to the risk being hedged. Certain elements of hedge positions cannot qualify for hedge accounting whether effective or not, and must therefore be marked to market through income. Time value of purchased options is the most common example of such elements in instruments we use. The ineffectiveness reported in the fair value of hedge positions for the twelve months ended December 31, 2008, 2007 and 2006 was not material. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2008, 2007 and 2006 related to the hedge of future cash flows.

   We hold certain derivative instruments that do not qualify for hedge accounting. The changes in fair value of these instruments are recognized currently in net investment gains (losses). For the years ended December 31, 2008, 2007 and 2006, the effect on pre-tax income (loss) was $640.8 million, $30.2 million and $(2.3) million, respectively. The effect on pre-tax income
(loss) for changes in fair value of embedded derivatives associated with our GMWB product liabilities was $(727.5) million, $(34.7) million and $5.4 million for the years ended December 31, 2008, 2007 and 2006, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Derivative counterparty credit risk

   We manage derivative counterparty credit risk on an individual counterparty basis, which means that gains and losses are netted for each counterparty to determine the amount at risk. We have set individual counterparty limits and consider our exposure to each counterparty by taking into account the specific exposures of each of our subsidiaries to such counterparty on an aggregate basis. If a counterparty exceeds credit exposure limits in terms of amounts owed to us, unless an exception is granted by management, no additional transactions are executed until the exposure with that counterparty is reduced to an amount that is within the established limit. All of our master swap agreements contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2008, we could have been required to disburse up to $0.8 million and allowed to claim up to $199.5 million from counterparties. This represents the net fair value of losses and gains by counterparty, less $384.9 million of available collateral held. Of the $384.9 million of available collateral held, we were over collateralized by $30.1 million. As of December 31, 2008 and 2007, net fair value gains for each counterparty were $554.4 million and $193.1 million, respectively. As of December 31, 2008 and 2007, net fair value losses for each counterparty were $0.8 million and $4.2 million, respectively.

   Swaps and purchased options are conducted within our credit policy constraints. Our policy permits us to enter into derivative transactions with counterparties rated "A2" by Moody's and "A" by S&P if the agreements governing such transactions require us and the counterparties to provide collateral in certain circumstances. As of December 31, 2008, we retained collateral of $384.9 million related to these agreements including over collateralization from certain counterparties. Prior to the second quarter of 2008, there were no provisions requiring collateral for our derivative transactions. As of December 31, 2008 and 2007, we provided no collateral. The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for the obligation to return collateral retained by us and the right to reclaim collateral from counterparties was recorded in other liabilities and other assets, respectively.

   Credit derivatives

   We sell protection under single name credit default swaps in combination with purchasing other investments to reproduce characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value of the credit default swaps. In the event of default, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of the date indicated:

                                                       December 31, 2008
                                               ---------------------------------
(Amounts in millions)                          Notional value Assets Liabilities
---------------------                          -------------- ------ -----------
Reference entity credit rating and maturity:
AAA
   Matures after one year through five years..     $ 6.0       $--      $0.5
A
   Matures after one year through five years..      16.5        --       1.4
   Matures after five years through ten years.       5.0        --       0.3
BBB
   Matures after one year through five years..      23.6        --       2.8
   Matures after five years through ten years.       5.0        --       0.1
                                                   -----       ---      ----
   Total single name credit default swaps.....     $56.1       $--      $5.1
                                                   =====       ===      ====

(5) Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended
December 31:

(Amounts in millions)                                                2008      2007      2006
---------------------                                              --------  --------  --------
Unamortized balance as of January 1............................... $2,955.5  $2,668.1  $2,162.4
   Costs deferred.................................................    399.9     488.3     489.1
   Amortization, net of interest accretion........................   (202.0)    (97.8)    (49.6)
   Transfer of AML................................................       --    (103.1)       --
   Transfer due to reinsurance transaction with an affiliate/(1)/.    (16.1)       --        --
   Adjustments/(2)/...............................................       --        --      66.2
                                                                   --------  --------  --------
Unamortized balance as of December 31.............................  3,137.3   2,955.5   2,668.1
   Accumulated effect of net unrealized investment (gains) losses.    157.5       6.7      (8.1)
                                                                   --------  --------  --------
Balance as of December 31......................................... $3,294.8  $2,962.2  $2,660.0
                                                                   ========  ========  ========

--------
/(1)/See note 7 for a discussion of a reinsurance transaction with an affiliate. /(2)/The adjustments were the result of a reclassification from future policy benefits.

   Loss recognition testing of our fee-based products in our Retirement Income and Institutional segment resulted in an increase in amortization of DAC of $46.1 million in 2008 reflecting unfavorable equity market performance.

   As of December 31, 2008, we believe all of our other businesses have sufficient future income where the related DAC would be recoverable under adverse variations in mortality, withdrawal or lapse rate, maintenance expense or interest rates that could be considered reasonably likely to occur.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


(6) Intangible Assets and Goodwill

   The following table presents our intangible assets as of December 31:

                                                       2008                  2007
                                               --------------------  --------------------
                                                Gross                 Gross
                                               carrying Accumulated  carrying Accumulated
(Amounts in millions)                           amount  amortization  amount  amortization
---------------------                          -------- ------------ -------- ------------
Present value of future profits............... $  850.8   $(290.5)    $702.5    $(258.9)
Capitalized software..........................    139.5     (89.4)     113.7      (79.0)
Deferred sales inducements to contractholders.     41.6     (10.5)      27.6       (3.6)
Other.........................................      2.5      (2.5)       2.5       (2.5)
                                               --------   -------     ------    -------
   Total...................................... $1,034.4   $(392.9)    $846.3    $(344.0)
                                               ========   =======     ======    =======

   Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2008, 2007 and 2006 was $42.0 million, $53.6 million and $62.4 million, respectively. Amortization expense related to deferred sales inducements of $6.9 million, $1.8 million and $1.0 million for the years ended December 31, 2008, 2007 and 2006, respectively, was included in benefits and other changes in policy reserves.

   (a) Present Value of Future Profits

   The following table presents the activity in PVFP for the years ended December 31:

(Amounts in millions)                                               2008    2007    2006
---------------------                                              ------  ------  ------
Unamortized balance as of January 1............................... $438.0  $512.6  $568.4
   Amortization...................................................  (55.9)  (75.2)  (87.0)
   Interest accreted at 5.8%, 5.6% and 5.8%, respectively.........   24.3    26.5    31.2
   Transfer of AML................................................     --   (25.5)     --
   Amount transferred due to a reinsurance transaction............     --    (0.4)     --
                                                                   ------  ------  ------
Unamortized balance as of December 31.............................  406.4   438.0   512.6
   Accumulated effect of net unrealized investment (gains) losses.  153.9     5.6   (22.1)
                                                                   ------  ------  ------
Balance as of December 31......................................... $560.3  $443.6  $490.5
                                                                   ======  ======  ======

   The percentage of the December 31, 2008 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                   2009. 5.6%
                                   2010. 7.0%
                                   2011. 8.3%
                                   2012. 6.8%
                                   2013. 5.4%

   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   (b) Goodwill

   Our goodwill balance for the Protection segment was $450.9 million as of December 31, 2008 and 2007.

   Goodwill impairments

   During 2008, we completed our annual goodwill impairment analysis based on data as of July 1, 2008. Additionally, as a result of changes in the market environment during the second half of 2008, we performed an impairment analysis as of December 31. There was no charge to income as a result of our analyses.

   Continued deteriorating or adverse market conditions for certain businesses may have a significant impact on the fair value of our reporting units and could result in future impairments of goodwill. More specifically, our risks associated with future goodwill impairments are primarily related to exposure associated with traditional insurance risk.

(7) Reinsurance

   We reinsure a portion of our policy risks to other insurance companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other insurance companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2008, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy was $5.0 million. We have a signed, binding letter of intent effective January 1, 2009 to coinsure approximately 60% of our new term life insurance. The retention limit for issue ages over 75 is $0.1 million; however, we increased the maximum amount to $0.5 million beginning January 1, 2007.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2008 and 2007, we had $3.0 billion and $5.8 billion, respectively, in retained assets that were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies conducted periodically. Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital"), an indirect subsidiary of GE, agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   We ceded to BLAC an additional $11,433.3 million of term life insurance in the fourth quarter of 2008. As part of this reinsurance transaction, we transferred DAC of $16.1 million. As of December 31, 2008, total term life insurance ceded to BLAC was $24,846.0 million.

   We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, as of December 31, 2008, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations. As of December 31, 2008, 31.3% of our reinsured life insurance net at risk exposure was ceded to one company.

   The following table sets forth net life insurance in-force as of December 31:

  (Amounts in millions)                     2008         2007         2006
  ---------------------                 -----------  -----------  -----------
  Direct life insurance in-force....... $ 561,124.7  $ 563,131.3  $ 580,923.9
  Amounts assumed from other companies.    90,883.2     80,205.1     51,281.5
  Amounts ceded to other companies.....  (303,820.9)  (226,524.7)  (237,098.8)
                                        -----------  -----------  -----------
  Net life insurance in-force.......... $ 348,187.0  $ 416,811.7  $ 395,106.6
                                        ===========  ===========  ===========
  Percentage of amount assumed to net..        26.1%        19.2%        13.0%
                                        ===========  ===========  ===========

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                                Written                       Earned
                 -                   ----------------------------  ----------------------------
(Amounts in millions)                  2008      2007      2006      2008      2007      2006
---------------------                --------  --------  --------  --------  --------  --------
Direct.............................. $1,240.6  $1,267.1  $1,393.7  $1,242.8  $1,269.9  $1,394.7
Assumed.............................    254.3     148.5     101.3     249.3      58.8     101.3
Ceded...............................   (438.1)   (375.2)   (398.0)   (423.6)   (265.5)   (363.7)
                                     --------  --------  --------  --------  --------  --------
Net premiums........................ $1,056.8  $1,040.4  $1,097.0  $1,068.5  $1,063.2  $1,132.3
                                     ========  ========  ========  ========  ========  ========
Percentage of amount assumed to net.                                   23.3%      5.5%      8.9%
                                                                   ========  ========  ========

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,135.4 million, $1,098.5 million and $1,413.5 million during 2008, 2007 and 2006, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


(8) Insurance Reserves

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 Mortality/
                                                 morbidity  Interest rate
(Amounts in millions)                            assumption  assumption     2008     2007
---------------------                            ---------- ------------- -------- --------
Structured settlements with life contingencies..     (a)     4.0% - 8.5%  $5,459.6 $5,516.9
Traditional life insurance contracts............     (b)     2.5% - 6.0%   2,245.1  2,119.1
Annuity contracts with life contingencies.......     (a)     4.0% - 8.5%   2,092.5  2,031.3
Supplementary contracts with life contingencies.     (a)     4.0% - 8.5%      54.6     55.1
Accident and health insurance contracts.........     (c)     4.5% - 7.0%      84.4     87.0
                                                                          -------- --------
   Total future policy benefits.................                          $9,936.2 $9,809.4
                                                                          ======== ========

--------
(a)Assumptions for limited-payment contracts come from either the United States Population Table, 1971 Individual Annuitant Mortality Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table and Company experience.
(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, the 1980 Commissioner's Standard Ordinary Table, the 1980 Commissioner's Extended Term Table, 2001 Commissioner's Standard Ordinary table and Company experience.
(c)The 1958 & 1980 Commissioner's Standard Ordinary Tables and the 2000 U.S. Annuity Table.

   Assumptions as to persistency are based on company experience.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

    (Amounts in millions)                                 2008      2007
    ---------------------                               --------- ---------
    FABNs, funding agreements and GICs................. $ 4,328.4 $ 4,619.8
    Annuity contracts..................................   3,240.7   2,855.8
    Structured settlements without life contingencies..   1,441.2   1,503.6
    Supplementary contracts without life contingencies.     239.7     325.6
    Variable universal life insurance contracts........      25.5      24.1
                                                        --------- ---------
       Total investment contracts......................   9,275.5   9,328.9
    Universal life insurance contracts.................   4,741.8   4,633.4
                                                        --------- ---------
       Total policyholder account balances............. $14,017.3 $13,962.3
                                                        ========= =========

   Certain Nontraditional Long-duration Contracts

   Our variable annuity contracts provide a basic GMDB which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts may permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are primarily death benefits, but we also have some GMWBs and guaranteed annuitization benefits.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   As of December 31, 2008 and 2007, our liability associated with certain nontraditional long-duration contracts was approximately $6,253.7 million and $6,251.6 million, respectively.

   The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of the dates indicated:

                                                                          December 31,
                                                                        -----------------
(Dollar amounts in millions)                                              2008     2007
----------------------------                                            -------- --------
Account values with death benefit guarantees (net of reinsurance):
Standard death benefits (return of net deposits) account value......... $3,275.4 $3,853.2
Net amount at risk..................................................... $  764.8 $    4.7
Average attained age of contractholders................................       69       69

Enhanced death benefits (step-up, roll-up, payment protection) account value................................................................ $1,955.0 $2,195.9
Net amount at risk..................................................... $  750.6 $   30.2
Average attained age of contractholders................................       69       68

Account values with living benefit guarantees:
Guaranteed minimum withdrawal benefits................................. $2,734.7 $2,722.5
Guaranteed annuitization benefits...................................... $1,129.7 $1,451.9

   The GMDB liability for our variable annuity contracts with death benefits, net of reinsurance, was $31.3 million and $7.5 million as of December 31, 2008 and 2007, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate accounts.

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2008 and 2007, our exposure related to GMWB and guaranteed annuitization benefits contracts that were considered "in the money" was $1,092.2 million and $15.9 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by us will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Account balances of variable annuity contracts with living benefit guarantees were invested in separate account investment options as follows as of the dates indicated:

                                             December 31,
                                           -----------------
                    (Amounts in millions)    2008     2007
                    ---------------------  -------- --------
                     Balanced funds....... $2,681.3 $3,180.2
                     Bond funds...........    588.8    516.1
                     Equity funds.........    502.3    416.7
                     Money market funds...     72.4     30.4
                     Other................     19.6     31.0
                                           -------- --------
                        Total............. $3,864.4 $4,174.4
                                           ======== ========

(9) Liability for Policy and Contract Claims

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (Amounts in millions)                     2008     2007     2006
       ---------------------                   -------  -------  -------
       Balance as of January 1................ $ 263.1  $ 279.3  $ 322.1
       Less reinsurance recoverables..........  (113.6)  (119.4)  (152.0)
                                               -------  -------  -------
          Net balance as of January 1.........   149.5    159.9    170.1
                                               -------  -------  -------
       Amounts related to transfer of AML.....      --     (3.2)      --

       Incurred related to insured events of:
          Current year........................   365.5    449.2    487.1
          Prior years.........................    36.6    (80.0)    (1.6)
                                               -------  -------  -------
              Total incurred..................   402.1    369.2    485.5
                                               -------  -------  -------
       Paid related to insured events of:
          Current year........................  (345.1)  (309.9)  (397.0)
          Prior years.........................   (37.6)   (66.5)   (98.7)
                                               -------  -------  -------
              Total paid......................  (382.7)  (376.4)  (495.7)
                                               -------  -------  -------
          Net balance as of December 31.......   168.9    149.5    159.9
                                               -------  -------  -------
       Add reinsurance recoverables...........   112.0    113.6    119.4
                                               -------  -------  -------
       Balance as of December 31.............. $ 280.9  $ 263.1  $ 279.3
                                               =======  =======  =======

   The change in prior years' incurred liabilities primarily relates to favorable and unfavorable developments in claims incurred but not reported for our accident and health insurance business. In general, our insurance contracts are not subject to premiums experience adjustments as a result of prior year effects.

(10) Non-recourse Funding Obligations

   We have issued non-recourse funding obligations in connection with our capital management strategy related to our term and universal life insurance products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The following table sets forth the non-recourse funding obligations (surplus notes) of the River Lake and Rivermont Life Insurance Companies, wholly-owned, special purpose consolidated captive insurance subsidiaries as of December 31:

                (Amounts in millions)
                ---------------------
                Issuance                        2008     2007
                --------                      -------- --------
                River Lake I (a), due 2033... $  600.0 $  600.0
                River Lake I (b), due 2033...    500.0    500.0
                River Lake II (a), due 2035..    300.0    300.0
                River Lake II (b), due 2035..    550.0    550.0
                River Lake III (a), due 2036.    500.0    500.0
                River Lake III (b), due 2036.    250.0    250.0
                River Lake IV (b), due 2028..    540.0    540.0
                Rivermont I (a), due 2050....    315.0    315.0
                                              -------- --------
                   Total..................... $3,555.0 $3,555.0
                                              ======== ========

--------
(a)Accrual of interest based on one-month LIBOR that resets every 28 days plus a fixed margin. However, in the fourth quarter of 2008, the accrual of interest was based on a fixed rate. In January 2009, the accrual of interest was based on one-month LIBOR that resets ever 28 days plus a fixed margin.
(b)Accrual of interest based on one-month LIBOR that resets on a specified date each month plus a contractual margin.

   The floating rate notes have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. Genworth has provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), which we consider remote, Genworth may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the state of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law, except for non-recourse funding obligations issued by River Lake IV, a Bermuda domiciled insurance company. River Lake IV may repay principal up to 15% of its capital without prior approval. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval.

   Of these obligations, $1.7 billion were guaranteed by third-party financial guaranty insurance companies and the interest rates on these obligations are subject to rate resets triggered by negative rating agency action on the third-party financial guaranty insurance companies that guarantee these obligations. In February 2008, the rate was reset from the December 2007 rate on $0.5 billion of the $1.7 billion of non-recourse funding obligations to the highest contractual margin to the related underlying index rate due to further downgrades on the third-party financial guaranty insurance company that guarantees these obligations. In June 2008, the maximum rate on the remaining $1.2 billion was contractually reset to the highest margin to the related underlying index rate due to the third-party financial guaranty insurance company that guarantees these obligations being downgraded and placed on negative outlook.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The weighted average interest rate on the non-recourse funding obligations as of December 31, 2008 and 2007 was 3.8% and 5.8%, respectively, reflecting the decline in the underlying index rate.

(11) Income Taxes

   The total provision for income taxes for the years ended December 31 was as follows:

         (Amounts in millions)                  2008     2007    2006
         ---------------------                -------  -------  ------
         Current federal income tax.......... $(107.7) $(107.6) $(55.1)
         Deferred federal income tax.........  (101.9)   213.2   233.0
                                              -------  -------  ------
            Total federal income tax.........  (209.6)   105.6   177.9
                                              -------  -------  ------
         Current state income tax............     3.8     (6.8)    7.5
         Deferred state income tax...........    (6.5)     2.5     3.0
                                              -------  -------  ------
            Total state income tax...........    (2.7)    (4.3)   10.5
                                              -------  -------  ------
            Total provision for income taxes. $(212.3) $ 101.3  $188.4
                                              =======  =======  ======

   Our current income tax receivable was $163.8 million and $112.4 million as of December 31, 2008 and 2007, respectively, and was included in other assets in the consolidated balance sheets. In 2008, we recorded $4.2 million in additional paid-in capital as a deemed capital contribution related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The contribution was offset by an increase in tax expense resulting in no net impact to total stockholder's equity. In 2007, we recorded $9.1 million in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves from our indirect parent, GNA. The dividend was offset by a decrease in tax expense resulting in no net impact to total stockholder's equity. Additionally, in 2007, we recorded $52.7 million in retained earnings related to deferred taxes on prior year ceding commissions. We recorded $3.5 million in additional paid-in capital as a deemed capital contribution related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA, in 2006. The contribution was offset by an increase in tax expense resulting in no net impact to total stockholder's equity.

   The reconciliation of the federal statutory tax rate to the effective income tax rate for the years ended December 31 was as follows:

                                                           2008  2007  2006
                                                           ----  ----  ----
    Statutory U.S. federal income tax rate................ 35.0% 35.0% 35.0%
    Increase (reduction) in rate resulting from:
       State income tax, net of federal income tax effect.  0.4  (0.3)  1.2
       Benefit of tax favored investments.................  1.0  (8.8) (1.5)
       Interest on uncertain tax positions................  0.2  (1.0) (0.6)
       Other, net......................................... (0.2)  0.1   0.3
                                                           ----  ----  ----
    Effective rate........................................ 36.4% 25.0% 34.4%
                                                           ====  ====  ====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The components of the net deferred income tax liability as of December 31 were as follows:

      (Amounts in millions)                                2008     2007
      ---------------------                              -------- --------
      Assets:
         Investments.................................... $  183.2 $   32.6
         Net unrealized losses on investment securities.    823.0    179.9
         Accrued expenses...............................      8.5      1.9
         Net operating loss carryforwards...............    136.0    248.5
         Other..........................................     52.4     33.9
                                                         -------- --------
             Total deferred income tax assets...........  1,203.1    496.8
                                                         -------- --------
      Liabilities:
         Insurance reserves.............................    422.8    552.5
         Net unrealized gains on derivatives............      0.1      0.1
         Present value of future profits................    139.3    141.0
         Deferred acquisition costs.....................    876.9    804.4
         Other..........................................     87.8     76.7
                                                         -------- --------
             Total deferred income tax liabilities......  1,526.9  1,574.7
                                                         -------- --------
             Net deferred income tax liability.......... $  323.8 $1,077.9
                                                         ======== ========

   Based on our analysis, we believe it is more likely than not that the results of future operations and the implementations of tax planning strategies will generate sufficient taxable income to enable us to realize the remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss ("NOL") carryforwards amounted to $388.6 million as of December 31, 2008, and if unused, will expire beginning in 2022.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

          (Amounts in millions)                          2008   2007
          ---------------------                         -----  ------
          Balance as of January 1...................... $51.0  $ 74.3
          Tax positions related to the current period:
             Gross additions...........................   1.7     0.5
             Gross reductions..........................  (1.7)     --
          Tax positions related to the prior years:
             Gross additions...........................  19.8     0.5
             Gross reductions..........................  (2.4)  (24.0)
          Settlements..................................  (0.6)   (0.3)
                                                        -----  ------
          Balance as of December 31.................... $67.8  $ 51.0
                                                        =====  ======

   The total amount of unrecognized tax benefits was $67.8 million as of December 31, 2008, of which $48.0 million, if recognized, would affect the effective rate on operations.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended
December 31, 2008, 2007 and 2006, we incurred approximately $0.4 million, $(3.4) million and $(1.4) million, respectively, of interest and penalties. We had approximately $2.7 million and $1.9 million, respectively, of interest and penalties accrued as of December 31, 2008 and 2007.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   We file U.S. federal income tax returns and various state income tax returns. With few exceptions, we are no longer subject to U.S. federal income tax examinations for years prior to 2000. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. The Internal Revenue Service ("IRS") is currently reviewing our U.S. income tax returns for the 2005 and 2006 tax years. Certain issues from the 2003 and 2004 audit cycle have been timely protested and will be subject to review by the Internal Revenue Service appeals division. For those companies that filed consolidated returns with former parent GE in 2003 and 2004 before the initial public offering ("IPO") (which included the pre-IPO related transactions), the portion of the GE consolidated return allocated to such companies is still subject to IRS examination. Certain issues from the 2000 through 2002 audit cycle are agreed upon with the Internal Revenue Service appeals division and are in the process of being prepared for review by the Joint Committee of Taxation.

   We believe it is reasonably possible that in 2009, as a result of our open audits and appeals, up to $44.5 million of unrecognized tax benefits related to certain life insurance deductions will be recognized.

(12) Supplemental Cash Flow Information

   Net cash received for taxes was $56.7 million, $213.3 million and $107.3 million for the years ended December 31, 2008, 2007 and 2006, respectively. Cash paid for interest related to our non-recourse funding obligations was $162.4 million, $177.0 million and $116.6 million for the years ended December 31, 2008, 2007 and 2006, respectively.

   For a discussion of dividends paid to our stockholder, see note 17.

   The following table details these transactions as well as other non-cash items for the years ended December 31:

(Amounts in millions)                                                   2008  2007 2006
---------------------                                                  -----  ---- -----
Supplemental schedule of non-cash investing and financing activities:
   Capital contribution from parent................................... $10.9  $ -- $  --
   Tax contingencies and other tax related items......................  (4.2)  9.1   4.3
   Change in collateral for securities lending transactions...........    --    --   6.9
                                                                       -----  ---- -----
   Total other non-cash transactions.................................. $ 6.7  $9.1 $11.2
                                                                       =====  ==== =====

(13) Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $268.8 million, $326.0 million and $297.2 million for the years ended December 31, 2008, 2007 and 2006, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $118.1 million, $115.3 million and $175.3 million for the years ended December 31, 2008, 2007 and 2006, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   We pay Genworth, our ultimate parent, for investment related services. We paid $20.5 million, $15.7 million and $15.6 million to Genworth in 2008, 2007 and 2006, respectively. We also paid GE Asset Management Incorporated ("GEAM"), an affiliate of GE, for investment services under an investment management agreement. We paid $1.1 million in 2006 to GEAM under this agreement. GEAM related party information is only presented for the first quarter of 2006 as GE and its affiliates ceased to be a related party as of that point in time.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. For the year ended December 31, 2008, we incurred no interest expense under this agreement. Interest expense under this agreement was $0.5 million and $0.7 million for the years ended December 31, 2007 and 2006, respectively. We pay interest at the cost of funds of GNA, which was 1.5%, 4.4% and 5.2%, as of December 31, 2008, 2007 and 2006, respectively. GNA owed us $0.5 million as of December 31, 2008 and 2007, which was included in other assets in the consolidated balance sheets. During 2008, we borrowed and then repaid $271.8 million to GNA and as of December 31, 2008, there were no amounts outstanding under this agreement.

(14) Commitments and Contingencies

   (a) Litigation

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict, nor to determine the ultimate outcomes of all pending investigations and legal proceedings, nor to provide reasonable ranges of potential losses.

   (b) Commitments

   As of December 31, 2008, we were committed to fund $111.4 million in limited partnership investments.

   In December 2007, GLAIC entered into a $550.0 million Letter of Credit and Reimbursement Agreement (the "LOC Agreement") as guarantor with River Lake Insurance Company V ("River Lake V"), an indirect subsidiary, and a third-party bank that serves as the administrative agent. Genworth, our ultimate parent, guaranteed the complete and timely performance of all of River Lake V's obligations under the LOC Agreement, which was terminated on September 11, 2008. It was replaced with letters of credit by other third-party banks that required Genworth to provide parental support under certain circumstances in an amount up to $100.0 million. After the downgrade of its holding company, Genworth fully satisfied this obligation in December 2008. Therefore, there was no outstanding commitment as of December 31, 2008.

   On December 30, 2008, GLAIC entered into a reinsurance treaty with River Lake Insurance Company VI ("River Lake VI"), a subsidiary of GLAIC, effective October 1, 2008 (the "Reinsurance Treaty"). In conjunction with the Reinsurance Treaty, on December 30, 2008, River Lake VI delivered to GLAIC a $200.0 million conditional Letter of Credit issued by a third-party bank.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $273.6 million as of December 31, 2008.

(15) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative financial instruments. Other financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates at which similar loans would have been made to similar borrowers.

   Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Primarily represents short-term investments, cost method limited partnerships accounted for under the cost method and bank loans.

   Borrowings and related instruments. Based on market quotes or comparable market transactions.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The following represents the fair value of financial assets and liabilities as of December 31:

                                                            2008                         2007
                                                ---------------------------- ----------------------------
                                                Notional Carrying            Notional Carrying
(Amounts in millions)                            amount   amount  Fair value  amount   amount  Fair value
---------------------                           -------- -------- ---------- -------- -------- ----------
Assets:
   Commercial mortgage loans...................  $   (a) $2,704.1  $2,501.2   $   (a) $2,968.1  $3,075.1
   Other invested assets.......................      (a)    992.9   1,006.6       (a)    109.8     134.1
Liabilities:
   Borrowings and related instruments:
       Non-recourse funding obligations(b).....      (a)  3,555.0   2,757.0       (a)  3,555.0   3,516.8
       Investment contracts....................      (a)  9,275.5   8,340.6       (a)  9,328.9   9,477.3
Other firm commitments:
   Ordinary course of business lending
     commitments...............................      --        --        --     15.4        --        --
   Commitments to fund limited
     partnerships..............................   111.4        --        --    150.3        --        --

--------
(a)These financial instruments do not have notional amounts.
(b)See note 10.

   Recurring Fair Value Measurements

   The following table sets forth our assets that were measured at fair value on a recurring basis as of the date indicated:

                                                           December 31, 2008
                                                  ------------------------------------
(Amounts in millions)                               Total   Level 1  Level 2  Level 3
---------------------                             --------- -------- -------- --------
Investments:
   Fixed maturity securities, available-for-sale. $10,771.7 $     -- $6,866.1 $3,905.6
   Equity securities, available-for-sale.........      90.0     22.9     12.2     54.9
   Other invested assets/(a)/....................   1,326.0       --  1,005.4    320.6
Separate account assets..........................   8,501.9  8,501.9       --       --
                                                  --------- -------- -------- --------
       Total assets.............................. $20,689.6 $8,524.8 $7,883.7 $4,281.1
                                                  ========= ======== ======== ========

--------
/(a)/Represents derivatives, trading securities, restricted other invested assets and securities held as collateral.

   The following table sets forth our liabilities that were measured at fair value on a recurring basis as of the date indicated:

                                                 December 31, 2008
                                           ------------------------------
       (Amounts in millions)               Total  Level 1 Level 2 Level 3
       ---------------------               ------ ------- ------- -------
       Policyholder account balances/(a)/. $769.9   $--    $  --  $769.9
       Other liabilities/(b)/.............   67.2    --     67.2      --
                                           ------   ---    -----  ------
          Total liabilities............... $837.1   $--    $67.2  $769.9
                                           ======   ===    =====  ======

--------
/(a)/Represents embedded derivatives associated with our GMWB liabilities. /(b)/Represents derivative instruments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Given the inherent uncertainty of estimating fair value when there is not an active market, the estimated fair values would likely differ, and perhaps significantly, from the value that would have been used had an active market for these investments existed.

   The following table presents additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of and for the date indicated:

                                                                             Year ended December 31, 2008
                              -                               ---------------------------------------------------------
                                                                Fixed maturity         Equity         Other
                                                                 securities,        securities,      invested
(Amounts in millions)                                         available-for-sale available-for-sale assets/(a)/   Total
---------------------                                         ------------------ ------------------ ----------  --------
Beginning balance as of January 1, 2008......................      $2,044.2            $ 5.1         $ 227.2    $2,276.5
   Total realized and unrealized gains (losses):
       Included in net income (loss).........................        (618.8)             0.8           247.4      (370.6)
       Included in other comprehensive
         income (loss).......................................        (682.8)            (0.7)          (14.8)     (698.3)
   Purchases, sales, issuances and settlements, net..........        (392.4)            24.7          (271.7)     (639.4)
   Transfers in (out) of Level 3.............................       3,555.4             25.0           132.5     3,712.9
                                                                   --------            -----         -------    --------
Ending balance as of December 31, 2008.......................      $3,905.6            $54.9         $ 320.6    $4,281.1
                                                                   ========            =====         =======    ========
Amount of total gains (losses) for the period included in
  net income (loss) attributable to the change in
  unrealized gains (losses) relating to assets still held as
  of the reporting date......................................      $ (607.2)           $  --         $ 248.8    $ (358.4)
                                                                   ========            =====         =======    ========

--------
/(a)/Includes certain trading securities, restricted other invested assets and derivatives.

   The following table presents additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of and for the date indicated:

                                                                                            Year ended
                                                                                         December 31, 2008
                                           -                                             -----------------
                                                                                           Policyholder
                                                                                              account
(Amounts in millions)                                                                      balances/(a)/
---------------------                                                                    -----------------
Beginning balance as of January 1, 2008.................................................      $ 30.3
   Total realized and unrealized (gains) losses:
       Included in net (income) loss....................................................       725.1
       Included in other comprehensive (income) loss....................................          --
   Purchases, sales, issuances and settlements, net.....................................        14.5
   Transfers in (out) of Level 3........................................................          --
                                                                                              ------
Ending balance as of December 31, 2008..................................................      $769.9
                                                                                              ======
Amount of total (gains) losses for the period included in net (income) loss attributable to the change in unrealized (gains) losses relating to liabilities still
  held as of the reporting date.........................................................      $728.1
                                                                                              ======

--------
/(a)/Includes embedded derivatives associated with our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net investment gains (losses) within the consolidated statements of income or other comprehensive income (loss) within stockholder's equity based on the appropriate accounting treatment for the instrument.

   Purchases, sales, issuances and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and sales of fixed maturity, equity and trading securities and purchases and settlements of derivative instruments.

   Purchases, sales, issuances and settlements, net, presented for policyholder account balances represent the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance; and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the table presented above.

   The amount presented for unrealized gains (losses) for assets and liabilities still held as of the reporting date primarily represents impairments for available-for-sale securities, changes in fair value of trading securities and certain derivatives and changes in fair value of embedded derivatives associated with our GMWB liabilities that exist as of the reporting date, which were recorded in net investment gains (losses).

   Non-recurring Fair Value Measurements

   As of December 31, 2008, we held investments in bank loans that were recorded at the lower of cost or fair value and were recorded in other invested assets. As of December 31, 2008, all bank loans were recorded at fair value, which was lower than their respective cost. Accordingly, for the year ended December 31, 2008, we recorded $5.7 million of fair value loss adjustments which were included in net investment gains (losses) in the consolidated statement of income. Fair value for bank loans was determined using inputs based on market observable information and was classified as Level 2.

(16) Non-controlled Entities

   We have used third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with conduits that are sponsored by third parties.

   Total securitized assets were as follows as of December 31:

                   (Amounts in millions)         2008   2007
                   ---------------------        ------ ------
                   Assets secured by:
                   Commercial mortgage loans... $ 92.3 $106.5
                   Fixed maturity securities...   62.9   79.7
                   Other receivables...........   86.8   93.2
                                                ------ ------
                      Total securitized assets. $242.0 $279.4
                                                ====== ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Each of the categories of assets shown in the table above represents portfolios of assets that are highly rated. Examples of each category include: commercial mortgage loans--loans on diversified commercial property; fixed maturity securities--domestic and foreign, corporate and government securities; and other receivables--primarily policy loans.

   We evaluated the economic, liquidity and credit risk related to the above Qualified Special Purpose Entities ("QSPEs") and believed that the likelihood was remote that any such arrangements could have had a significant adverse effect on our results of operations, liquidity or financial position. Financial support for certain QSPEs was provided under credit support agreements in which Genworth provided limited recourse for a maximum of $119.0 million of credit losses. Assets with credit support were funded by demand notes that were further enhanced with support provided by a third-party. We recorded liabilities for such guarantees based on our best estimate of probable losses. For 2008 and 2007, no QSPE has incurred any defaults.

   Sales of securitized assets to QSPEs resulted in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. There were no off-balance sheet securitization transactions in 2008, 2007 and 2006.

   Amounts recognized in our consolidated financial statements related to such sales that were recorded in fixed maturity securities were as follows:

                                               December 31,
                                           ---------------------
                                              2008       2007
                                           ---------- ----------
                                                Fair       Fair
               (Amounts in millions)       Cost value Cost value
               ---------------------       ---- ----- ---- -----
               Retained interests--assets. $6.3 $14.5 $7.5 $15.8
               Servicing assets...........   --    --   --    --
               Recourse liability.........   --    --   --    --
                                           ---- ----- ---- -----
                  Total................... $6.3 $14.5 $7.5 $15.8
                                           ==== ===== ==== =====

   Retained interests. In certain securitization transactions, we retained an interest in transferred assets. Those interests take various forms and may be subject to credit prepayment and interest rate risks. When we securitized receivables, we determined the fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions were based on our experience, market trends and anticipated performance related to the particular assets securitized. Subsequent to recording retained interests, we reviewed recorded values quarterly in the same manner and using current assumptions.

   Servicing assets. Following a securitization transaction, we retained the responsibility for servicing the receivables, and as such, were entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There were no servicing assets nor liabilities recorded as the benefits of servicing the assets were adequate to compensate an independent servicer for its servicing responsibilities.

   Recourse liability. As described previously, under credit support agreements, we provided recourse for credit losses in special purpose entities. We provided for expected credit losses under these agreements and such amounts approximated fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


(17) Restrictions on Dividends

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Based on statutory results as of December 31, 2008, we are able to distribute $193.1 million in dividends in 2009 without obtaining regulatory approval. Based on statutory results as of December 31, 2008, we estimate our insurance subsidiaries could pay dividends of approximately $4.0 million to us in 2009 without obtaining regulatory approval.

   There were no common stock dividends declared in 2008 or 2007. In 2006, we declared and paid a common stock dividend of $450.0 million.

   In addition to the common stock dividends, we declared and paid preferred stock dividends. Dividends on the Series A Preferred Stock were cumulative and payable semi-annually when, and if, declared by the Board of Directors at an annual rate of 8.0% of the par value. On December 29, 2006, we redeemed 10,000 shares of our 120,000 shares of Series A Preferred Stock, par value $1,000 per share. We paid an additional $0.1 million in accrued dividends on the redeemed shares. On January 22, 2007, the Board of Directors authorized the redemption of the remaining 110,000 outstanding shares of Series A Preferred Stock for par value of $110.0 million and $2.2 million in accrued dividends on the redeemed shares. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired. For the year ended December 31, 2006, we declared and paid preferred stock dividends of $9.6 million.

(18) Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholder's equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. Our insurance subsidiaries have no permitted accounting practices, except for River Lake V and River Lake VI. River Lake V was granted a permitted accounting practice from the state of Vermont to carry its reserves on a U.S. GAAP basis. River Lake VI was granted a permitted accounting practice from the state of Delaware to record a portion of the undrawn amount of its existing letter of credit and any additional letters of credit as gross paid-in and contributed surplus, thereby including such amounts in the Company's statutory surplus. The amount of the letters of credit recorded as gross paid-in and contributed surplus is equal to the excess of statutory reserves less the economic reserves.

   The tables below include our combined statutory net income (losses) and statutory capital and surplus:

                                                                    Years ended December 31,
                                                                   -------------------------
(Amounts in millions)                                                2008   2007/(a)/   2006
---------------------                                              -------  --------  -------
GLAIC and our life insurance subsidiaries, excluding captive life
  reinsurance subsidiaries........................................ $(245.7) $ 325.1   $ 538.0
Captive life reinsurance subsidiaries combined statutory net loss.  (330.2)  (413.3)   (894.7)
                                                                   -------  -------   -------
   Combined statutory net income (losses)......................... $(575.9) $ (88.2)  $(356.7)
                                                                   =======  =======   =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


                                                   As of December 31,
                                                   -----------------
           (Amounts in millions)                     2008   2007/(a)/
           ---------------------                   -------- --------
           Combined statutory capital and surplus. $1,971.0 $1,414.2

--------
/(a)/In July 2008, the State Corporation Commission, Bureau of Insurance of the
     Commonwealth of Virginia directed our Company to amend its 2007 statutory annual statement filing to reflect a revision to statutory survivorship universal life insurance reserves. The 2007 amounts have been revised to reflect the amended net loss and capital and surplus.

   Statutory net income (loss) from our captive life reinsurance subsidiaries relate to their assumption reinsurance of statutorily required term and universal life insurance reserves from our life insurance companies. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties. Accordingly, the combined statutory net income and distributable income of GLAIC and our life insurance subsidiaries are not affected by the statutory net income (loss) of the captives, except to the extent dividends are received from captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $1,313.5 million and $1,081.8 million as of December 31, 2008 and 2007, respectively. Capital and surplus of our captive life reinsurance subsidiaries, excluding River Lake V and River Lake VI, includes surplus notes (non-recourse funding obligations) as further described in note 10.

   We currently have an RBC ratio that exceeds the minimum levels required by applicable insurance regulations. However, the impairments in our investment portfolio during the three months ended September 30, 2008 would have had a material adverse impact on our RBC ratio had our holding company not strengthened our capital levels. In particular, in connection with the preparation of our statutory financial statements for the third quarter, our parent company contributed $600.0 million of additional capital to us.

   On February 24, 2009, GLIC delivered to GLICNY a capital contribution of $150.0 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. Accordingly, the portion of the contribution attributable to GLAIC was $51.8 million. On December 30, 2008, GLIC delivered to GLICNY a capital contribution of $31.5 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. Accordingly, the portion of the contribution attributable to GLAIC was $10.9 million.

   In July 2008, the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia directed us to amend our 2007 statutory annual statement filing to reflect a revision to our statutory survivorship universal life insurance reserves. As amended, combined statutory net loss was $88.3 million, capital and surplus was $1,414.2 million and our dividend capacity was $440.9 million. As of December 31, 2007, GLAIC and its subsidiaries continued to exceed the minimum required RBC levels as amended.

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate risk; and (iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, management periodically monitors the RBC level of GLAIC and its subsidiaries. As of December 31, 2008 and 2007, GLAIC and its subsidiaries exceeded the minimum required RBC levels.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


(19) Segment Information

   We conduct our operations in two business segments: (1) Protection, which includes term and universal life insurance and Medicare supplement insurance; and (2) Retirement Income and Institutional, which principally includes fixed and variable deferred and immediate individual annuities, group variable annuities offered through retirement plans and institutional products. Institutional products include FABNs, funding agreements and GICs. We also have Corporate and Other activities which include income and expenses not allocated to the segments.

   We allocate net investment gains (losses) from Corporate and Other to our Protection and Retirement Income and Institutional segments using an approach based principally upon the investment portfolios established to support each of those segments' products and targeted capital levels.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits, acquisition and operating expenses and policy-related amortization are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2008:

                                                                        Retirement
                                                                        Income and   Corporate
(Amounts in millions)                                       Protection Institutional and Other Consolidated
---------------------                                       ---------- ------------- --------- ------------
Premiums................................................... $   920.3    $   148.2   $     --   $ 1,068.5
Net investment income......................................     522.0        428.9       (2.6)      948.3
Net investment gains (losses)..............................    (424.9)      (479.6)     (32.2)     (936.7)
Policy fees and other income...............................     345.1        262.6         --       607.7
                                                            ---------    ---------   --------   ---------
   Total revenues..........................................   1,362.5        360.1      (34.8)    1,687.8
                                                            ---------    ---------   --------   ---------
Benefits and other changes in policy reserves..............     773.6        365.2         --     1,138.8
Interest credited..........................................     219.2        231.5         --       450.7
Acquisition and operating expenses, net of deferrals.......     163.2         87.9       19.1       270.2
Amortization of deferred acquisition costs and intangibles.     116.4        127.6         --       244.0
Interest expense...........................................     168.1           --         --       168.1
                                                            ---------    ---------   --------   ---------
   Total benefits and expenses.............................   1,440.5        812.2       19.1     2,271.8
                                                            ---------    ---------   --------   ---------
Income (loss) before income taxes and equity in net income
  (loss) of unconsolidated subsidiary......................     (78.0)      (452.1)     (53.9)     (584.0)
Provision (benefit) for income taxes.......................     (26.5)      (165.4)     (20.4)     (212.3)
                                                            ---------    ---------   --------   ---------
Income (loss) before equity in net income (loss) of
  unconsolidated subsidiary................................     (51.5)      (286.7)     (33.5)     (371.7)
Equity in net income (loss) of unconsolidated subsidiary...        --           --      (37.6)      (37.6)
                                                            ---------    ---------   --------   ---------
Net income (loss).......................................... $   (51.5)   $  (286.7)  $  (71.1)  $  (409.3)
                                                            =========    =========   ========   =========

Total assets............................................... $14,926.2    $24,886.2   $1,558.4   $41,370.8
                                                            =========    =========   ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2007:

                                                                         Retirement
                                                                         Income and   Corporate
(Amounts in millions)                                        Protection Institutional and Other Consolidated
---------------------                                        ---------- ------------- --------- ------------
Premiums.................................................... $   891.9    $   171.3   $     --   $ 1,063.2
Net investment income.......................................     609.3        570.6       10.0     1,189.9
Net investment gains (losses)...............................     (26.6)       (74.3)       9.8       (91.1)
Policy fees and other income................................     346.6        144.5        0.2       491.3
                                                             ---------    ---------   --------   ---------
   Total revenues...........................................   1,821.2        812.1       20.0     2,653.3
                                                             ---------    ---------   --------   ---------
Benefits and other changes in policy reserves...............     780.6        324.8         --     1,105.4
Interest credited...........................................     217.4        323.9         --       541.3
Acquisition and operating expenses, net of deferrals........     145.6         79.5       19.1       244.2
Amortization of deferred acquisition costs and intangibles..     106.8         44.6         --       151.4
Interest expense............................................     204.6           --        0.5       205.1
                                                             ---------    ---------   --------   ---------
   Total benefits and expenses..............................   1,455.0        772.8       19.6     2,247.4
                                                             ---------    ---------   --------   ---------
Income before income taxes and equity in net income of
  unconsolidated subsidiary.................................     366.2         39.3        0.4       405.9
Provision (benefit) for income taxes........................     125.8        (25.2)       0.7       101.3
                                                             ---------    ---------   --------   ---------
Income (loss) before equity in net income of unconsolidated
  subsidiary................................................     240.4         64.5       (0.3)      304.6
Equity in net income of unconsolidated subsidiary...........        --           --       19.1        19.1
                                                             ---------    ---------   --------   ---------
Net income.................................................. $   240.4    $    64.5   $   18.8   $   323.7
                                                             =========    =========   ========   =========

Total assets................................................ $14,880.0    $29,456.7   $1,640.4   $45,977.1
                                                             =========    =========   ========   =========

   The following is a summary of our segments and Corporate and Other activities as of the year ended December 31, 2006:

                                                                        Retirement
                                                                        Income and   Corporate
(Amounts in millions)                                       Protection Institutional and Other Consolidated
---------------------                                       ---------- ------------- --------- ------------
Premiums...................................................  $  875.4     $256.9       $  --     $1,132.3
Net investment income......................................     537.8      521.0        58.1      1,116.9
Net investment gains (losses)..............................      (2.8)      (7.5)       13.4          3.1
Policy fees and other income...............................     291.3       91.5          --        382.8
                                                             --------     ------       -----     --------
   Total revenues..........................................   1,701.7      861.9        71.5      2,635.1
                                                             --------     ------       -----     --------
Benefits and other changes in policy reserves..............     683.8      418.1          --      1,101.9
Interest credited..........................................     220.4      276.3          --        496.7
Acquisition and operating expenses, net of deferrals.......     151.7       66.8        24.0        242.5
Amortization of deferred acquisition costs and intangibles.      80.7       31.3          --        112.0
Interest expense...........................................     132.8         --         1.2        134.0
                                                             --------     ------       -----     --------
   Total benefits and expenses.............................   1,269.4      792.5        25.2      2,087.1
                                                             --------     ------       -----     --------
Income before income taxes.................................     432.3       69.4        46.3        548.0
Provision for income taxes.................................     153.2        6.9        28.3        188.4
                                                             --------     ------       -----     --------
Net income.................................................  $  279.1     $ 62.5       $18.0     $  359.6
                                                             ========     ======       =====     ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


(20) Quarterly Financial Data (unaudited)

   Our unaudited summarized quarterly results of operations for the years ended December 31 were as follows:

                        First Quarter Second Quarter Third Quarter  Fourth Quarter
                        ------------- -------------- -------------- ---------------
(Amounts in millions)    2008   2007   2008    2007   2008    2007    2008    2007
---------------------   ------ ------ ------  ------ ------  ------ -------  ------
Net investment income.. $271.2 $285.3 $239.8  $287.2 $221.9  $322.5 $ 215.4  $294.9
                        ====== ====== ======  ====== ======  ====== =======  ======
Total revenues/(1)/.... $609.9 $657.5 $402.6  $647.7 $406.8  $700.4 $ 268.5  $647.7
                        ====== ====== ======  ====== ======  ====== =======  ======
Net income (loss)/(2)/. $ 53.5 $ 93.5 $(90.7) $ 76.5 $(82.6) $114.4 $(289.5) $ 39.3
                        ====== ====== ======  ====== ======  ====== =======  ======

--------
/(1)/Included in the three months ended December 31, 2008 was net investment losses of $347.1 million, including $350.2 million of impairments partially offset by derivative gains.
/(2)/In addition to revenues discussed above, included in the three months ended December 31, 2008 was increased DAC amortization primarily due to loss recognition testing as a result of revisions to our expected gross profits related to unfavorable market impacts and volatility in equity markets. Also included was a benefit from income taxes.

            Report of Independent Registered Public Accounting Firm

The Board of Directors
Genworth Life and Annuity Insurance Company:

   Under date of March 2, 2009, we reported on the consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2008 and 2007, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2008, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related financial statement schedules included herein. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

   In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Richmond, Virginia
March 2, 2009

                                  Schedule I

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

       Summary of investments--other than investments in related parties
                             (Amounts in millions)

   As of December 31, 2008, the amortized cost or cost, fair value and carrying value of our invested assets were as follows:

                                                      Amortized
                                                       cost or             Carrying
Type of Investment                                      cost    Fair value  value
------------------                                    --------- ---------- ---------
Fixed maturity securities:
   Bonds:
       U.S. government, agencies and authorities..... $   158.3 $   174.2  $   174.2
       Government--non-U.S...........................     178.7     162.2      162.2
       Public utilities..............................     794.8     735.2      735.2
       All other corporate bonds.....................  12,205.0   9,700.1    9,700.1
                                                      --------- ---------  ---------
          Total fixed maturity securities............  13,336.8  10,771.7   10,771.7
Equity securities....................................      99.6      90.0       90.0
Commercial mortgage loans............................   2,704.1     xxxxx    2,704.1
Policy loans.........................................     505.8     xxxxx      505.8
Other invested assets/(1)/...........................   2,216.9     xxxxx    2,772.2
                                                      --------- ---------  ---------
          Total investments.......................... $18,863.2     xxxxx  $16,843.8
                                                      ========= =========  =========

--------
/(1)/The amount shown in the consolidated balance sheets for other invested assets differs from amortized cost or cost presented, as other invested assets includes certain assets with a carrying amount that differs from amortized cost or cost.




   See Accompanying Report of Independent Registered Public Accounting Firm

                                 Schedule III

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                      Supplemental Insurance Information
                             (Amounts in millions)

                                         Deferred                 Policyholder   Liabilities
                                        Acquisition Future Policy   Account    for Policy and  Unearned
Segment                                    Costs      Benefits      Balances   Contract Claims Premiums
-------                                 ----------- ------------- ------------ --------------- --------
December 31, 2008:
   Protection..........................  $2,675.1     $2,329.6     $ 4,865.8       $264.8       $19.2
   Retirement Income and Institutional.     619.7      7,606.6       9,151.5         16.1          --
                                         --------     --------     ---------       ------       -----
       Total...........................  $3,294.8     $9,936.2     $14,017.3       $280.9       $19.2
                                         ========     ========     =========       ======       =====
December 31, 2007:
   Protection..........................  $2,429.1     $2,206.1     $ 4,815.6       $249.3       $21.4
   Retirement Income and Institutional.     533.1      7,603.3       9,146.7         13.8          --
                                         --------     --------     ---------       ------       -----
       Total...........................  $2,962.2     $9,809.4     $13,962.3       $263.1       $21.4
                                         ========     ========     =========       ======       =====

                                                   Interest                   Amortization
                                                 Credited and    Acquisition  of Deferred
                                       Net       Benefits and   and Operating Acquisition
                           Premium  Investment Other Changes in Expenses, Net  Costs and   Premiums
Segment                    Revenue    Income   Policy Reserves  of Deferrals  Intangibles  Written
-------                    -------- ---------- ---------------- ------------- ------------ --------
December 31, 2008:
   Protection............. $  920.3  $  522.0      $  992.8        $163.2        $116.4    $  908.6
   Retirement Income and
     Institutional........    148.2     428.9         596.7          87.9         127.6       148.2
   Corporate and Other....       --      (2.6)           --          19.1            --          --
                           --------  --------      --------        ------        ------    --------
       Total.............. $1,068.5  $  948.3      $1,589.5        $270.2        $244.0    $1,056.8
                           ========  ========      ========        ======        ======    ========
December 31, 2007:
   Protection............. $  891.9  $  609.3      $  998.0        $145.6        $106.8    $  869.2
   Retirement Income and
     Institutional........    171.3     570.6         648.7          79.5          44.6       171.2
   Corporate and Other....       --      10.0            --          19.1            --          --
                           --------  --------      --------        ------        ------    --------
       Total.............. $1,063.2  $1,189.9      $1,646.7        $244.2        $151.4    $1,040.4
                           ========  ========      ========        ======        ======    ========
December 31, 2006:
   Protection............. $  875.4  $  537.8      $  904.2        $151.7        $ 80.7    $  840.1
   Retirement Income and
     Institutional........    256.9     521.0         694.4          66.8          31.3       256.9
   Corporate and Other....       --      58.1            --          24.0            --          --
                           --------  --------      --------        ------        ------    --------
       Total.............. $1,132.3  $1,116.9      $1,598.6        $242.5        $112.0    $1,097.0
                           ========  ========      ========        ======        ======    ========


   See Accompanying Report of Independent Registered Public Accounting Firm

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a)     Resolution of Board of Directors of The Life Insurance Company of
            Virginia authorizing the establishment of GE Life & Annuity Separate
            Account 4. Previously filed on April 28, 2000 with Post-Effective
            Amendment No. 19 to Form N-4 for GE Life & Annuity Separate Account
            4, Registration No. 033-76334.

 (1)(a)(i)  Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name of Life Of Virginia Separate
            Account 4 to GE Life & Annuity Separate Account 4. Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE
            Life & Annuity Separate Account 4, Registration No. 333-31172.

 (1)(b)     Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name of GE Life and Annuity
            Assurance Company to Genworth Life and Annuity Insurance Company.
            Previously filed on January 3, 2006 with Post-Effective Amendment No.
            24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

 (1)(b)(i)  Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name GE Life & Annuity Separate
            Account 4 to Genworth Life & Annuity VA Separate Account 1.
            Previously filed on January 3, 2006 with Post-Effective Amendment No.
            24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

 (2)        Not Applicable.

 (3)(a)     Underwriting Agreement dated December 1, 2001 between GE Life and
            Annuity Assurance Company and Capital Brokerage Corporation.
            Previously filed on September 13, 2002 with Post-Effective No. 4 to
            Form N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 333-47732.

    (b)     Dealer Sales Agreement. Previously filed on September 13, 2002 with
            Post-Effective No. 4 to Form N-4 for GE Life & Annuity Separate
            Account 4, Registration No. 333-47732.

 (4)        Form of contract. Previously filed on June 21, 2002 with
            Post-Effective Amendment No. 2 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-47732.

 (4)(a)     GE Life and Annuity Assurance Company Guarantee Account Rider.
            Previously filed on June 24, 2003 with Post-Effective Amendment No. 6 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 333-47732.

 (4)(b)     Guaranteed Income Rider. Previously filed on December 3, 2003 with
            Post-Effective Amendment No. 13 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-31172.

 (4)(b)(i)  Guaranteed Income Rider. Previously filed on April 27, 2005 with
            Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-31172.

 (4)(c)(i)  Payment Protection Rider. Previously filed on February 23, 2004 with
            Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-47732.

 (4)(c)(ii) Payment Protection with Commutation Immediate and Deferred Variable
            Annuity Rider. Previously filed on September 1, 2006 with
            Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 1, Registration No. 333-47732.


 (4)(d)      Guaranteed Minimum Withdrawal Benefit Rider. Previously filed on
             February 23, 2004 with Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.

 (4)(e)(i) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on July 29, 2005 with Post-Effective Amendment No. 18 to Form
             N-4 for GE Life & Annuity Separate Account 4, Registration
             No. 333-47732.

 (4)(e)(ii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on September 1, 2006 with Post-Effective Amendment No. 24 to
             Form N-4 for Genworth Life & Annuity VA Separate Account 1,
             Registration No. 333-47732.

 (4)(e)(iii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
             filed on April 23, 2007 with Post-Effective Amendment No. 27 to Form
             N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-47732.

 (4)(e)(iv) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on November 27, 2007 with Post-Effective Amendment No. 30 to
             Form N-4 for Genworth Life & Annuity VA Separate Account 1,
             Registration No. 333-47732.

 (4)(e)(v) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on June 27, 2008 with Post-Effective Amendment No. 32 to Form
             N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-47732.

 (4)(f)(i) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 30 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-47732.

 (4)(f)(ii)  Roth IRA Endorsement P5365 8/07. Previously filed on November 27,
             2007 with Post-Effective Amendment No. 30 to Form N-4 for Genworth
             Life & Annuity VA Separate Account 1, Registration No. 333-47732.

 (5)         Form of Application. Previously filed on April 27, 2006 with
             Post-Effective Amendment No. 22 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-47732.

 (6)(a)      Amended and Restated Articles of Incorporation of Genworth Life and
             Annuity Insurance Company. Previously filed on January 3, 2006 with
             Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-31172.

    (b) By-Laws of Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
             N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-31172.

 (7)         Reinsurance Agreements. Previously filed on April 30, 2004 with Post
             Effective Amendment No. 12 to Form N-4 for GE Life & Annuity Separate
             Account 4, Registration No. 333-47732.

 (7)(a)      Reinsurance Agreements. Filed herewith.

 (8)(a)(i)   Amended and Restated Fund Participation Agreement among Variable
             Insurance Products Funds, Fidelity Distributors Corporation and
             Genworth Life and Annuity Insurance Company. Previously filed on
             April 25, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
             Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-47732.

    (a)(ii) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
             Corporation and Genworth Life and Annuity Insurance Company.
             Previously filed on April 25, 2008 with Post-Effective Amendment
             No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
             Registration No. 333-47732.


    (b)    Agreement between Oppenheimer Variable Account Funds, Oppenheimer
           Management Corporation, and GE Life and Annuity Assurance Company.
           Previously filed with Post-Effective Amendment No. 9 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 033-76334.

    (b)(i) Amendment to Agreement between Oppenheimer Variable Account Funds,
           Oppenheimer Management Corporation, and GE Life and Annuity Assurance
           Company. Previously filed with Post-Effective Amendment No. 9 to Form
           N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 033-76334.

    (c)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company, Genworth Variable Insurance Trust and Genworth
           Financial Wealth Management, Inc. Filed herewith.

    (d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

    (e)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Federated Insurance Series. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

    (f)    [Reserved.]

    (g)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Legg Mason Partners Variable Equity Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47732.

    (h)    Participation Agreement between GE Investments Funds, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           September 1, 2006 with Post-Effective Amendment No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-47732.

    (i)    Participation Agreement between AIM Variable Insurance Series and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

    (i)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AIM Variable Insurance Funds.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47732.

    (j)    Participation Agreement between Alliance Variable Products Series
           Fund, Inc. and GE Life and Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-31172.

    (j)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 23, 2007 with
           Post-Effective Amendment No. 27 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-47732.

    (k)    Participation Agreement between MFS Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

    (k)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47732.


    (l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

    (l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 27 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

    (m)    Participation Agreement between Rydex Variable Trust and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

    (n)    Participation Agreement between The Prudential Series Fund, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-47732.

    (o)    Participation Agreement between Van Kampen Life Investment Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

    (p)    [Reserved.]

    (q)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 30,
           2004 with Post Effective Amendment No. 12 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-47732.

    (r)    Participation Agreement between FAM Variable Series Funds, Inc.
           (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

    (r)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

    (s) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
           November 1, 2004 with Post-Effective Amendment No. 14 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-47732.

    (t)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed on April 27, 2006 with Post-Effective Amendment No. 22 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-47732.

    (u)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and American Century Investment Services, Inc.
           regarding American Century Variable Portfolios II, Inc. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for Genworth
           Life & Annuity VA Separate Account 1, Registration No. 333-31172.

    (v)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Eaton Vance Variable Trust. Previously filed with Post-Effective Amendment No. 6 to Form N-6 for Genworth Life &
           Annuity VL Separate Account 1, Registration No. 333-72572.


    (v)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 27 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

    (w)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and The Universal Institutional Funds, Inc.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47732.

    (x)    [Reserved.]

    (y)    Form of Participation Agreement between Goldman Sachs Variable
           Insurance Trust and Genworth Life and Annuity Insurance Company.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47732.

    (y)(i) Amendment to Participation Agreement between Goldman Sachs Variable
           Insurance Trust and Genworth Life and Annuity Insurance Company.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47732.

 (9) Opinion and Consent of Heather C. Harker, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

 (10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

 (11)      Not Applicable.

 (12)      Not Applicable.

 (13) Schedule Showing Computation for Performance Data. Previously filed on June 21, 2002 with Post-Effective Amendment No. 2 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-47732.

 (14)      Power of Attorney. Filed herewith.


Item 25.  Directors and Officers of the Depositor


Pamela S. Schutz        Chairperson of the Board, President and Chief Executive
                        Officer

Paul A. Haley           Director, Senior Vice President and Chief Actuary

Ronald P. Joelson(2)    Director, Senior Vice President and Chief Investment Officer

Leon E. Roday(1)        Director and Senior Vice President

Geoffrey S. Stiff       Director and Senior Vice President

John G. Apostle, II(1)  Vice President and Chief Compliance Officer

Thomas E. Duffy         Senior Vice President, General Counsel and Secretary

Kelly L. Groh           Senior Vice President and Chief Financial Officer

Christopher J. Grady    Senior Vice President

James H. Reinhart       Senior Vice President

Patrick B. Kelleher(1)  Senior Vice President

Thomas M. Stinson       Senior Vice President

Heather C. Harker       Vice President and Associate General Counsel


Jac J. Amerell       Vice President and Controller

Gary T. Prizzia(1)   Treasurer

Matthew P. Sharpe    Vice President

Michael P. Cogswell  Vice President


   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.


   (1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

   (2) The principal business address is Genworth Financial, Inc., 3001 Summer St., 2nd Floor, Stamford, Connecticut 06905.


Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contract Owners


   There were 7,409 owners of Qualified Contracts and 7,941 owners of Non-Qualified Contracts as of March 4, 2009.


Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3, Genworth Life & Annuity VA Separate Account 4 and Genworth Life and Annuity Insurance Company.

   (b)

         Name                Address        Positions and Offices with Underwriter
         ----                 -------        --------------------------------------
Christopher J. Grady... 6610 W. Broad St.   Director, President and Chief Executive
                        Richmond, VA 23230  Officer
Geoffrey S. Stiff...... 6610 W. Broad St.   Director and Senior Vice President
                        Richmond, VA 23230

         Name                   Address             Positions and Offices with Underwriter
         ----                    -------            --------------------------------------
John G. Apostle, II.... 6620 W. Broad St.         Director
                        Richmond, VA 2320
Patrick B. Kelleher.... 6610 W. Broad St.         Senior Vice President
                        Richmond, VA 23230
Edward J. Wiles, Jr.... 3001 Summer St.,          Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                        Richmond, VA 23230        Officer
Kelly L. Groh.......... 6610 W. Broad Street      Chief Financial Officer
                        Richmond, Virginia 23230
James H. Reinhart...... 6610 W. Broad St.         Vice President
                        Richmond, VA 23230
Michele L. Trampe...... 6610 W. Broad St.         Vice President and Controller
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street      Treasurer
                        Richmond, VA 23230
Bonnie C. Turner....... 6610 W. Broad St.         Financial & Operations Principal
                        Richmond, VA 23230


   (c)


                                     (2)
            (1)                Net Underwriting      (3)           (4)
          Name of               Discounts and   Compensation    Brokerage      (5)
    Principal Underwriter        Commissions    on Redemption  Commissions Compensation
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     10%     $91.1 million


Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 27th day of April, 2009.



                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                   (Registrant)

                                   By:         /s/  MICHAEL P. COGSWELL
                                        -------------------------------------
                                                  Michael P. Cogswell
                                                    Vice President

                                   GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                   (Depositor)

                                   By:         /S/  MICHAEL P. COGSWELL
                                        -------------------------------------
                                                  Michael P. Cogswell
                                                    Vice President


   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


             Name                        Title                   Date
              ----                       -----                   ----

    /s/  PAMELA S. SCHUTZ*   Chairperson of the Board,      April 27, 2009
    ------------------------   President and Chief
       Pamela S. Schutz        Executive Officer

    /s/  RONALD P. JOELSON*  Director, Senior Vice          April 27, 2009
    ------------------------   President and Chief
       Ronald P. Joelson       Investment Officer

      /s/  PAUL A. HALEY*    Director, Senior Vice          April 27, 2009
    ------------------------   President and Chief Actuary
         Paul A. Haley

      /S/  LEON E. RODAY*    Director and Senior Vice       April 27, 2009
    ------------------------   President
         Leon E. Roday

    /S/  GEOFFREY S. STIFF*  Director and Senior Vice       April 27, 2009
    ------------------------   President
       Geoffrey S. Stiff

      /S/  KELLY L. GROH*    Senior Vice President and      April 27, 2009
    ------------------------   Chief Financial Officer
         Kelly L. Groh

     /S/  JAC J. AMERELL*    Vice President and Controller  April 27, 2009
    ------------------------
        Jac J. Amerell



*By:    /s/  MICHAEL P.    , pursuant to Powers of Attorney  April 27, 2009
           COGSWELL          executed on April 7, 2009.
      -------------------
      Michael P. Cogswell